UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. Equity ETFs, Schwab International Equity ETFs and Schwab High Yield Bond ETF

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report | February 29, 2024
Schwab International Equity ETFs

Schwab International Dividend Equity ETF	SCHY
Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
Schwab International Equity ETFs | Semiannual Report1

Schwab International Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Total Returns for the 6 Months Ended February 29, 2024
Schwab International Dividend Equity ETF (Ticker Symbol: SCHY)
Market Price Return[1]	5.46%
NAV Return[1]	5.40%
MSCI EAFE® Index (Net)[2,3]	9.23%
Dow Jones International Dividend 100 Index (Net)[2]	5.52%
ETF Category: Morningstar Foreign Large Value[4]	6.32%
Performance Details	pages 4-5

Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	9.07%
NAV Return[1]	8.91%
MSCI EAFE® Index (Net)[2,3]	9.23%
FTSE Developed ex US Index (Net)[2]	8.90%
ETF Category: Morningstar Foreign Large Blend[4]	7.99%
Performance Details	pages 6-7
Total Returns for the 6 Months Ended February 29, 2024
Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	3.57%
NAV Return[1]	3.41%
MSCI EAFE® Index (Net)[2,3]	9.23%
FTSE Developed Small Cap ex US Liquid Index (Net)[2]	3.35%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	5.57%
Performance Details	pages 8-9

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	3.90%
NAV Return[1]	4.47%
MSCI Emerging Markets Index (Net)[2,5]	4.93%
FTSE Emerging Index (Net)[2]	4.99%
ETF Category: Morningstar Diversified Emerging Markets[4]	5.96%
Performance Details	pages 10-11

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF under license. The Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF are not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
1
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
2Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Joselle Duncan, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2022, Ms. Duncan worked at BlackRock, Inc. for over
20 years as a vice president and portfolio manager focused on international ETFs. Before that, she held several positions at Blackrock (formerly Barclays Global Investors) including portfolio manager for institutional and mutual funds, securities lending trader, and securities lending product specialist.

Jiwei Gu, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Ms. Gu joined the portfolio management team as an associate portfolio manager in 2018. Prior to joining Schwab, she spent four years at CoBank, most recently as an enterprise risk analyst performing bank-level loan portfolio credit risk analysis, data analytics, and risk management methodology research. Before that, Ms. Gu worked in commercial credit underwriting and capital markets supporting lending activities.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust
(subsequently acquired by State Street Corporation).

Schwab International Equity ETFs | Semiannual Report3

Schwab International Dividend Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab International Dividend Equity ETF (4/29/21)
Market Price Return[2]	5.46%	10.18%	2.29%
NAV Return[2]	5.40%	9.98%	2.32%
MSCI EAFE® Index (Net)[3,4]	9.23%	14.41%	2.44%
Dow Jones International Dividend 100 Index (Net)[3]	5.52%	10.06%	2.39%
ETF Category: Morningstar Foreign Large Value[5]	6.32%	11.32%	N/A
Fund Expense Ratio[6]: 0.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*
Inception (4/29/21) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones International Dividend 100 Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net). The fund does not seek to track the regulatory index.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
6
As stated in the prospectus.
4Schwab International Equity ETFs | Semiannual Report

Schwab International Dividend Equity ETF
Performance and Fund Facts as of February 29, 2024

Statistics1
Number of Holdings	102
Weighted Average Market Cap (millions)	$61,745
Price/Earnings Ratio (P/E)	14.4
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	17% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets5

Country Weightings % of Investments6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
6
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab International Equity ETFs | Semiannual Report5

Schwab International Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	9.07%	14.66%	6.92%	4.61%
NAV Return[2]	8.91%	14.26%	6.92%	4.61%
MSCI EAFE® Index (Net)[3,4]	9.23%	14.41%	6.77%	4.39%
FTSE Developed ex US Index (Net)[3]	8.90%	14.06%	6.76%	4.49%
ETF Category: Morningstar Foreign Large Blend[5]	7.99%	12.85%	6.03%	4.14%
Fund Expense Ratio[6]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE Developed ex US Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net). The fund does not seek to track the regulatory index.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
6
As stated in the prospectus.
6Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Performance and Fund Facts as of February 29, 2024

Statistics1
Number of Holdings	1,524
Weighted Average Market Cap (millions)	$90,475
Price/Earnings Ratio (P/E)	14.8
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	2% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets5

Country Weightings % of Investments6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
6
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab International Equity ETFs | Semiannual Report7

Schwab International Small-Cap Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	3.57%	6.20%	3.86%	2.94%
NAV Return[2]	3.41%	5.68%	3.78%	2.88%
MSCI EAFE® Index (Net)[3,4]	9.23%	14.41%	6.77%	4.39%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	3.35%	5.48%	3.63%	2.74%
ETF Category: Morningstar Foreign Small/Mid Blend[5]	5.57%	8.08%	5.01%	3.95%
Fund Expense Ratio[6]: 0.11%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE Developed Small Cap ex US Liquid Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net). The fund does not seek to track the regulatory index.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
6
As stated in the prospectus.
8Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of February 29, 2024

Statistics1
Number of Holdings	2,160
Weighted Average Market Cap (millions)	$3,126
Price/Earnings Ratio (P/E)	13.9
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate	7% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets5

Country Weightings % of Investments6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
6
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab International Equity ETFs | Semiannual Report9

Schwab Emerging Markets Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	3.90%	7.27%	2.30%	3.43%
NAV Return[2]	4.47%	7.81%	2.46%	3.46%
MSCI Emerging Markets Index (Net)[3,4]	4.93%	8.73%	1.89%	3.01%
FTSE Emerging Index (Net)[3]	4.99%	8.73%	2.74%	3.68%
ETF Category: Morningstar Diversified Emerging Markets[5]	5.96%	10.99%	3.07%	2.98%
Fund Expense Ratio[6]: 0.11%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE Emerging Index (Net) to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Emerging Index (Net). The fund does not seek to track the regulatory index.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
6
As stated in the prospectus.
10Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of February 29, 2024

Statistics1
Number of Holdings	1911
Weighted Average Market Cap (millions)	$102,812
Price/Earnings Ratio (P/E)	13.3
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	3% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets5

Country Weightings % of Investments6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
6
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab International Equity ETFs | Semiannual Report11

Schwab International Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2023 and held through February 29, 2024.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/29/24	EXPENSES PAID DURING PERIOD 9/1/23-2/29/24 [2]
Schwab International Dividend Equity ETF
Actual Return	0.14%	$1,000.00	$1,054.00	$0.71
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.17	$0.70
Schwab International Equity ETF
Actual Return	0.06%	$1,000.00	$1,089.10	$0.31
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.57	$0.30
Schwab International Small-Cap Equity ETF
Actual Return	0.11%	$1,000.00	$1,034.10	$0.56
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.32	$0.55
Schwab Emerging Markets Equity ETF
Actual Return	0.11%	$1,000.00	$1,044.70	$0.56
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.32	$0.55

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

12Schwab International Equity ETFs | Semiannual Report

Schwab International Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	4/29/21[1]– 8/31/21
Per-Share Data
Net asset value at beginning of period	$23.70	$21.72	$26.07	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.31	1.08	1.37	0.41
Net realized and unrealized gains (losses)	0.95	1.78	(5.09)	0.71
Total from investment operations	1.26	2.86	(3.72)	1.12
Less distributions:
Distributions from net investment income	(0.69)	(0.88)	(0.63)	(0.05)
Net asset value at end of period	$24.27	$23.70	$21.72	$26.07
Total return	5.40%[3]	13.31%	(14.47%)	4.48%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.14%[4]	0.14%[5]	0.14%[5]	0.14%[4]
Net investment income (loss)	2.61%[4]	4.67%	5.72%	4.76%[4]
Portfolio turnover rate[6]	17%[3]	40%	45%	3%[3]
Net assets, end of period (x 1,000)	$781,410	$753,682	$438,821	$101,664

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Semiannual Report13

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 13.5%
Ampol Ltd.	195,593	5,018,001
Aurizon Holdings Ltd.	1,506,224	3,736,764
BHP Group Ltd.	984,591	28,164,253
Harvey Norman Holdings Ltd.	531,159	1,712,028
Rio Tinto Ltd.	365,050	29,422,800
Wesfarmers Ltd.	862,287	37,416,917
		105,470,763

Belgium 0.1%
Proximus SADP	106,248	888,997

Canada 9.3%
Bank of Nova Scotia	396,079	19,217,723
BCE, Inc.	224,897	8,350,214
Great-West Lifeco, Inc.	88,750	2,735,098
Quebecor, Inc., Class B	115,984	2,714,146
Sun Life Financial, Inc.	192,797	10,245,739
Toronto-Dominion Bank	491,315	29,518,384
		72,781,304

China 4.0%
Anhui Conch Cement Co. Ltd., H Shares	552,264	1,207,689
China Construction Bank Corp., H Shares	30,001,776	18,701,291
China Life Insurance Co. Ltd., H Shares	2,251,493	2,775,254
China Shenhua Energy Co. Ltd., H Shares	1,012,082	3,910,622
People's Insurance Co. Group of China Ltd., H Shares	2,548,696	849,696
PICC Property & Casualty Co. Ltd., H Shares	2,090,878	2,863,046
Tingyi Cayman Islands Holding Corp.	659,271	735,162
		31,042,760

Finland 3.0%
Elisa OYJ	112,425	5,068,387
Kesko OYJ, B Shares	118,156	2,258,692
Kone OYJ, B Shares	330,315	16,163,912
		23,490,991

Germany 6.8%
Deutsche Post AG	639,597	29,699,733
E.ON SE	1,839,053	23,503,457
		53,203,190

India 2.6%
Colgate-Palmolive India Ltd.	48,149	1,467,270
HCL Technologies Ltd.	318,285	6,386,908
Indian Oil Corp. Ltd.	1,131,779	2,259,702
SECURITY	NUMBER OF SHARES	VALUE ($)
ITC Ltd.	1,055,140	5,170,318
Petronet LNG Ltd.	177,626	585,794
Power Grid Corp. of India Ltd.	1,357,910	4,632,202
		20,502,194

Israel 0.1%
First International Bank Of Israel Ltd.	16,829	726,103

Italy 4.6%
Assicurazioni Generali SpA	363,911	8,632,236
Enel SpA	4,264,892	27,151,542
		35,783,778

Japan 13.6%
Daito Trust Construction Co. Ltd.	53,617	6,364,041
Japan Tobacco, Inc.	477,472	12,416,122
KDDI Corp.	957,523	29,134,494
K's Holdings Corp.	134,536	1,166,302
Nintendo Co. Ltd.	650,259	36,494,793
Niterra Co. Ltd.	141,251	4,285,567
Sompo Holdings, Inc.	114,536	6,720,486
Tosoh Corp.	724,381	9,868,463
		106,450,268

Malaysia 0.4%
Kuala Lumpur Kepong Bhd.	201,220	949,811
Petronas Chemicals Group Bhd.	1,351,427	1,993,465
		2,943,276

Mexico 0.6%
Arca Continental SAB de CV	163,705	1,761,221
Coca-Cola Femsa SAB de CV	188,548	1,837,919
Kimberly-Clark de Mexico SAB de CV, A Shares	491,775	1,091,520
		4,690,660

Netherlands 1.6%
Koninklijke Ahold Delhaize NV	422,671	12,587,471

New Zealand 0.5%
Spark New Zealand Ltd.	1,370,094	4,232,081

Norway 2.2%
Gjensidige Forsikring ASA	61,880	978,474
Telenor ASA	471,349	5,167,418
Yara International ASA	363,747	11,325,000
		17,470,892

See financial notes
14Schwab International Equity ETFs | Semiannual Report

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar 0.3%
Industries Qatar QSC	554,107	1,963,191

Republic of Korea 0.6%
GS Holdings Corp.	40,902	1,475,925
KT&G Corp.	43,559	3,042,195
		4,518,120

Russia 0.0%
Severstal PAO *(a)(b)	708	0

Saudi Arabia 1.3%
Jarir Marketing Co.	167,882	697,438
SABIC Agri-Nutrients Co.	108,463	3,620,929
Saudi Telecom Co.	538,105	6,090,861
		10,409,228

Singapore 0.7%
Singapore Exchange Ltd.	268,029	1,883,738
Singapore Technologies Engineering Ltd.	1,258,010	3,723,695
		5,607,433

South Africa 0.1%
Vodacom Group Ltd.	205,802	1,008,640

Spain 0.7%
Redeia Corp. SA	332,095	5,282,838

Sweden 0.5%
Tele2 AB, B Shares	415,818	3,492,928

Switzerland 10.0%
EMS-Chemie Holding AG	15,126	10,590,175
Kuehne & Nagel International AG	45,484	15,372,254
Roche Holding AG	111,469	29,362,597
SGS SA	124,254	11,966,089
Swisscom AG	18,972	10,889,159
		78,180,274

Taiwan 5.6%
Advantech Co. Ltd.	145,301	1,792,733
Asia Cement Corp.	1,198,740	1,534,002
Asustek Computer, Inc.	208,053	2,994,799
Chicony Electronics Co. Ltd.	200,752	1,190,813
Chunghwa Telecom Co. Ltd.	1,137,407	4,335,960
CTCI Corp.	147,823	200,857
Formosa Plastics Corp.	2,213,116	5,020,023
Fubon Financial Holding Co. Ltd.	2,578,172	5,546,298
King Slide Works Co. Ltd.	19,285	826,687
King Yuan Electronics Co. Ltd.	337,248	947,425
Lite-On Technology Corp., ADR	663,668	2,299,044
Nan Ya Plastics Corp.	2,610,161	4,929,740
Quanta Computer, Inc.	831,196	6,100,618
Radiant Opto-Electronics Corp.	131,405	613,178
Simplo Technology Co. Ltd.	55,436	747,986
Synnex Technology International Corp.	378,859	932,480
Tripod Technology Corp.	134,964	888,104
SECURITY	NUMBER OF SHARES	VALUE ($)
Wistron Corp.	865,816	3,163,661
		44,064,408

Thailand 0.2%
Bangkok Chain Hospital PCL, NVDR	583,345	343,192
Intouch Holdings PCL NVDR	256,539	484,609
Supalai PCL NVDR	156,192	91,455
Tisco Financial Group PCL NVDR	115,296	323,080
		1,242,336

United Arab Emirates 0.2%
Abu Dhabi Islamic Bank PJSC	451,941	1,383,053

United Kingdom 16.3%
Admiral Group PLC	86,287	2,909,906
British American Tobacco PLC	943,351	27,982,697
GSK PLC	1,693,246	35,653,597
Imperial Brands PLC	392,924	8,471,864
Schroders PLC	301,284	1,498,903
SSE PLC	896,903	18,441,908
St. James's Place PLC	181,002	1,151,661
Unilever PLC	631,970	30,909,208
		127,019,744
Total Common Stocks (Cost $736,533,186)		776,436,921

PREFERRED STOCKS 0.0% OF NET ASSETS

Russia 0.0%
Sberbank of Russia PJSC *(a)(b)	69,290	0
Total Preferred Stocks (Cost $260,896)		0

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)	1,791,911	1,791,911
Total Short-Term Investments (Cost $1,791,911)		1,791,911
Total Investments in Securities (Cost $738,585,993)		778,228,832

See financial notes
Schwab International Equity ETFs | Semiannual Report15

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/15/24	33	3,775,035	75,734
MSCI Emerging Markets Index, expires 03/15/24	21	1,067,640	11,393
			87,127

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(b)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(c)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$776,436,921	$—	$—	$776,436,921
Russia	—	—	0 *	0
Preferred Stocks
Russia	—	—	0 *	0
Short-Term Investments[1]	1,791,911	—	—	1,791,911
Futures Contracts[2]	87,127	—	—	87,127
Total	$778,315,959	$—	$0	$778,315,959

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
16Schwab International Equity ETFs | Semiannual Report

Schwab International Dividend Equity ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $738,585,993)		$778,228,832
Foreign currency, at value (cost $701,588)		694,065
Deposit with broker for futures contracts		167,792
Receivables:
Dividends		2,414,837
Foreign tax reclaims		794,607
Variation margin on future contracts	+	8,267
Total assets		782,308,400

Liabilities
Payables:
Foreign capital gains tax		811,980
Management fees	+	86,361
Total liabilities		898,341
Net assets		$781,410,059

Net Assets by Source
Capital received from investors		$784,211,171
Total distributable loss	+	(2,801,112)
Net assets		$781,410,059

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$781,410,059		32,200,000		$24.27

See financial notes
Schwab International Equity ETFs | Semiannual Report17

Schwab International Dividend Equity ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $883,109)		$9,677,805
Income from non-cash dividends - unaffiliated		623,283
Interest received from securities - unaffiliated		9,003
Securities on loan, net	+	9,791
Total investment income		10,319,882

Expenses
Management fees		528,168
Total expenses	–	528,168
Net investment income		9,791,714

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated (net of foreign capital gains tax paid of $118,771)		(7,152,298)
Net realized gains on sales of in-kind redemptions - unaffiliated		2,624,362
Net realized losses on futures contracts		(109,871)
Net realized losses on foreign currency transactions	+	(115,279)
Net realized losses		(4,753,086)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of ($477,413))		35,686,945
Net change in unrealized appreciation (depreciation) on futures contracts		237,779
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	3,618
Net change in unrealized appreciation (depreciation)	+	35,928,342
Net realized and unrealized gains		31,175,256
Increase in net assets resulting from operations		$40,966,970
See financial notes
18Schwab International Equity ETFs | Semiannual Report

Schwab International Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$9,791,714	$29,201,590
Net realized losses		(4,753,086)	(23,560,516)
Net change in unrealized appreciation (depreciation)	+	35,928,342	65,101,920
Increase in net assets resulting from operations		$40,966,970	$70,742,994

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($22,134,280 )	($22,397,950 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,000,000	$23,541,246	13,800,000	$316,042,310
Shares redeemed	+	(600,000)	(14,645,656)	(2,200,000)	(49,526,960)
Net transactions in fund shares		400,000	$8,895,590	11,600,000	$266,515,350

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,800,000	$753,681,779	20,200,000	$438,821,385
Total increase	+	400,000	27,728,280	11,600,000	314,860,394
End of period		32,200,000	$781,410,059	31,800,000	$753,681,779
See financial notes
Schwab International Equity ETFs | Semiannual Report19

Schwab International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$35.28	$31.32	$40.05	$32.11	$30.82	$33.25
Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	1.06	1.16	0.95	0.77	1.00
Net realized and unrealized gains (losses)	2.77	3.92	(8.71)	7.84	1.49	(2.30)
Total from investment operations	3.09	4.98	(7.55)	8.79	2.26	(1.30)
Less distributions:
Distributions from net investment income	(0.70)	(1.02)	(1.18)	(0.85)	(0.97)	(1.13)
Net asset value at end of period	$37.67	$35.28	$31.32	$40.05	$32.11	$30.82
Total return	8.91%[2]	16.09%	(19.27%)	27.62%	7.37%	(3.79%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3]	0.06%[4]	0.06%[4]	0.06%	0.06%	0.06%
Net investment income (loss)	1.84%[3]	3.15%	3.20%	2.59%	2.50%	3.22%
Portfolio turnover rate[5]	2%[2]	6%	6%	6%	6%	8%
Net assets, end of period (x 1,000,000)	$35,503	$31,752	$26,120	$28,338	$19,844	$18,139

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
20Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 6.6%
Adbri Ltd. *	803,467	1,637,546
AGL Energy Ltd.	1,044,009	5,778,357
ALS Ltd.	841,538	6,537,254
Altium Ltd.	205,875	8,681,437
Alumina Ltd. *	4,414,115	3,032,336
Amcor PLC	2,532,286	22,540,443
AMP Ltd.	4,936,858	3,584,319
Ampol Ltd.	414,460	10,633,103
Ansell Ltd.	221,929	3,443,652
ANZ Group Holdings Ltd.	5,242,558	97,119,556
APA Group	2,298,316	11,747,909
Aristocrat Leisure Ltd.	1,142,487	34,689,485
ASX Ltd.	337,733	14,463,803
Atlas Arteria Ltd.	2,048,844	7,204,168
Aurizon Holdings Ltd.	3,075,638	7,630,296
Bank of Queensland Ltd.	1,139,418	4,355,142
Beach Energy Ltd.	3,094,068	3,223,525
Bendigo & Adelaide Bank Ltd.	977,450	6,160,998
BHP Group Ltd.	8,796,012	251,610,169
BlueScope Steel Ltd.	796,258	11,842,164
Boral Ltd. *	573,566	2,237,131
Brambles Ltd.	2,429,792	23,843,144
CAR Group Ltd.	627,428	15,018,293
Challenger Ltd.	819,370	3,590,677
Charter Hall Group	821,407	6,696,439
Cleanaway Waste Management Ltd.	3,902,030	6,809,364
Cochlear Ltd.	111,889	25,512,176
Coles Group Ltd.	2,266,872	24,945,653
Commonwealth Bank of Australia	2,955,551	224,031,930
Computershare Ltd.	1,038,715	17,531,237
CSL Ltd.	841,611	156,863,861
CSR Ltd.	825,209	4,744,668
Deterra Royalties Ltd.	743,467	2,401,179
Dexus	1,900,023	9,105,795
Domain Holdings Australia Ltd.	450,792	977,466
Domino's Pizza Enterprises Ltd.	110,251	3,234,138
Downer EDI Ltd.	1,164,252	3,775,353
Endeavour Group Ltd.	2,405,429	8,614,626
Evolution Mining Ltd.	3,361,254	6,456,610
Flight Centre Travel Group Ltd.	272,014	3,792,181
Fortescue Ltd.	2,806,536	47,386,464
Goodman Group	3,245,770	63,193,164
GPT Group	3,318,097	9,398,521
Harvey Norman Holdings Ltd.	1,027,120	3,310,606
IDP Education Ltd.	485,986	6,041,028
IGO Ltd.	1,083,481	5,601,740
Iluka Resources Ltd.	734,858	3,277,745
Incitec Pivot Ltd.	3,371,197	5,926,920
Insignia Financial Ltd.	1,108,970	1,711,391
Insurance Australia Group Ltd.	4,280,455	17,280,758
James Hardie Industries PLC *	768,130	30,385,206
JB Hi-Fi Ltd.	188,111	7,540,393
Lendlease Corp. Ltd.	1,202,397	5,026,481
SECURITY	NUMBER OF SHARES	VALUE ($)
Liontown Resources Ltd. *(a)	2,971,438	2,389,543
Lottery Corp. Ltd.	3,875,080	12,818,156
Lynas Rare Earths Ltd. *	1,624,632	6,178,016
Macquarie Group Ltd.	639,173	81,079,459
Magellan Financial Group Ltd.	235,416	1,243,191
Medibank Pvt Ltd.	4,802,234	11,225,842
Metcash Ltd.	1,726,633	4,171,143
Mineral Resources Ltd.	297,669	12,926,338
Mirvac Group	6,956,168	9,874,332
National Australia Bank Ltd.	5,480,947	120,772,242
New Hope Corp. Ltd.	928,030	2,840,148
NEXTDC Ltd. *	897,597	10,315,904
Northern Star Resources Ltd.	1,962,733	16,486,638
Nufarm Ltd.	667,384	2,503,107
Orica Ltd.	793,796	8,843,824
Origin Energy Ltd.	2,999,207	17,556,879
Orora Ltd.	2,274,954	3,969,982
Perpetual Ltd.	196,598	3,074,916
Pilbara Minerals Ltd.	5,019,196	13,726,652
Platinum Asset Management Ltd.	943,860	633,032
Pro Medicus Ltd.	88,567	5,987,343
Qantas Airways Ltd. *	1,481,038	4,947,260
QBE Insurance Group Ltd.	2,603,645	29,312,843
Qube Holdings Ltd.	2,916,611	6,172,243
Ramsay Health Care Ltd.	306,226	10,949,006
REA Group Ltd.	87,370	11,043,111
Reece Ltd.	376,321	6,584,265
Region RE Ltd.	2,102,140	3,025,068
Rio Tinto Ltd.	642,779	51,807,583
Santos Ltd.	5,642,882	26,014,495
Scentre Group	9,087,328	18,402,540
SEEK Ltd.	609,295	10,406,557
Seven Group Holdings Ltd.	243,536	6,106,859
Sims Ltd.	278,172	2,217,053
Sonic Healthcare Ltd.	779,073	15,142,712
South32 Ltd.	7,956,382	15,283,359
Star Entertainment Group Ltd. *	5,907,135	2,000,145
Steadfast Group Ltd.	1,784,517	6,727,914
Stockland	4,182,480	12,228,168
Suncorp Group Ltd.	2,208,479	22,002,188
Tabcorp Holdings Ltd.	3,941,024	1,924,649
Telstra Group Ltd.	7,048,879	17,533,337
TPG Telecom Ltd.	636,504	1,943,816
Transurban Group	5,366,990	47,318,462
Treasury Wine Estates Ltd.	1,395,234	11,220,060
Vicinity Ltd.	6,594,809	8,330,770
Washington H Soul Pattinson & Co. Ltd.	435,464	9,793,902
Wesfarmers Ltd.	1,971,790	85,561,191
Westpac Banking Corp.	6,092,254	104,529,722
Whitehaven Coal Ltd.	1,224,269	5,516,506
WiseTech Global Ltd.	280,988	17,286,570
Woodside Energy Group Ltd.	3,295,097	65,140,508
Woolworths Group Ltd.	2,125,078	45,137,760
Worley Ltd.	655,132	7,136,839
Xero Ltd. *	222,145	18,415,361
See financial notes
Schwab International Equity ETFs | Semiannual Report21

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yancoal Australia Ltd. (a)	542,343	2,101,223
		2,330,058,732

Austria 0.2%
ANDRITZ AG	120,633	7,584,551
Erste Group Bank AG	537,923	21,479,991
Eurotelesites AG *	65,485	258,656
OMV AG	247,687	10,919,729
Raiffeisen Bank International AG	228,480	4,757,084
Telekom Austria AG	262,391	2,084,167
Verbund AG	114,791	8,322,815
voestalpine AG	195,107	5,329,050
		60,736,043

Belgium 0.8%
Ackermans & van Haaren NV	38,763	6,514,430
Ageas SA	287,101	12,178,909
Anheuser-Busch InBev SA	1,512,705	91,212,206
Argenx SE *	104,008	38,627,948
D'ieteren Group	38,987	7,509,784
Elia Group SA	65,756	7,307,914
Groupe Bruxelles Lambert NV	156,280	11,726,674
KBC Group NV	428,470	30,092,116
Lotus Bakeries NV	673	6,336,099
Sofina SA	29,576	6,740,396
Solvay SA	121,530	3,090,573
Syensqo SA *	120,954	10,812,857
UCB SA	211,059	24,324,341
Umicore SA	356,876	7,449,672
Warehouses De Pauw CVA	300,467	8,024,714
		271,948,633

Canada 8.3%
Agnico Eagle Mines Ltd.	805,914	38,675,078
Alimentation Couche-Tard, Inc.	1,288,707	79,972,329
Bank of Montreal	1,274,657	115,441,343
Bank of Nova Scotia	2,102,988	102,036,820
Barrick Gold Corp.	3,104,463	45,296,069
BCE, Inc.	527,154	19,572,732
Brookfield Asset Management Ltd., Class A	473,208	19,296,741
Brookfield Corp.	2,621,751	108,244,963
Canadian Imperial Bank of Commerce	1,601,565	75,830,357
Canadian National Railway Co.	1,016,666	131,900,111
Canadian Natural Resources Ltd.	1,867,318	130,155,376
Canadian Pacific Kansas City Ltd.	1,618,711	137,519,128
Canadian Tire Corp. Ltd., Class A	91,396	9,305,701
Cenovus Energy, Inc.	2,278,394	39,727,222
CGI, Inc. *	357,713	41,094,732
Constellation Software, Inc.	34,484	96,062,226
Dollarama, Inc.	467,612	36,192,655
Enbridge, Inc.	3,689,613	126,899,728
Fairfax Financial Holdings Ltd.	37,702	40,265,964
Fortis, Inc.	859,341	33,154,654
Franco-Nevada Corp.	332,287	34,810,086
George Weston Ltd.	117,661	15,420,370
Great-West Lifeco, Inc.	472,406	14,558,610
Hydro One Ltd.	547,811	16,337,195
IGM Financial, Inc.	142,077	3,734,320
Imperial Oil Ltd.	294,729	18,452,750
Intact Financial Corp.	312,345	51,970,376
Loblaw Cos. Ltd.	259,296	27,651,103
Magna International, Inc.	463,953	25,579,242
Manulife Financial Corp.	3,160,613	75,056,840
SECURITY	NUMBER OF SHARES	VALUE ($)
Metro, Inc.	407,580	22,080,568
National Bank of Canada	585,573	45,732,848
Nutrien Ltd.	872,356	45,561,764
Pembina Pipeline Corp.	960,653	33,451,278
Power Corp. of Canada	915,311	26,460,238
Restaurant Brands International, Inc.	536,740	41,701,376
Royal Bank of Canada	2,456,229	238,678,057
Saputo, Inc.	425,034	8,652,036
Shopify, Inc., Class A *	2,024,415	154,762,113
Sun Life Financial, Inc.	1,022,984	54,364,056
Suncor Energy, Inc.	2,264,740	77,859,569
TC Energy Corp.	1,796,636	71,105,113
Teck Resources Ltd., Class B	797,488	30,662,439
TELUS Corp.	855,790	14,934,603
Thomson Reuters Corp.	273,535	43,205,764
Toronto-Dominion Bank	3,186,095	191,421,743
Tourmaline Oil Corp.	499,225	22,606,554
Waste Connections, Inc.	450,273	74,966,380
Wheaton Precious Metals Corp.	777,351	32,054,589
		2,940,475,909

Denmark 2.8%
AP Moller - Maersk AS, Class A	4,842	6,572,405
AP Moller - Maersk AS, Class B	8,536	12,077,270
Carlsberg AS, Class B	158,826	22,158,121
Coloplast AS, Class B	216,444	28,769,962
Danske Bank AS	1,150,023	33,808,002
Demant AS *	171,207	8,577,375
DSV AS	303,809	48,780,215
Genmab AS *	113,938	31,923,746
H Lundbeck AS	656,265	3,180,193
H Lundbeck AS, Class A	12,737	55,250
Novo Nordisk AS, Class B	5,468,707	650,770,020
Novozymes AS, Class B	621,635	35,087,277
Orsted AS	328,517	18,442,507
Pandora AS	142,779	23,069,992
Rockwool AS, Class B	15,032	4,811,864
Royal Unibrew AS	86,311	5,608,467
Tryg AS	599,166	12,743,031
Vestas Wind Systems AS *	1,756,748	48,951,151
		995,386,848

Finland 0.9%
Elisa OYJ	248,399	11,198,419
Fortum OYJ	760,283	9,502,653
Kesko OYJ, B Shares	470,157	8,987,609
Kone OYJ, B Shares	568,678	27,828,166
Mandatum OYJ *	817,791	3,592,547
Metso OYJ	1,115,663	11,918,615
Neste OYJ	726,593	19,947,997
Nokia OYJ	9,019,790	31,815,227
Nordea Bank Abp	5,949,927	72,371,164
Orion OYJ, B Shares	182,009	7,169,384
Sampo OYJ, A Shares	786,258	35,199,639
Stora Enso OYJ, R Shares	1,005,270	12,706,126
UPM-Kymmene OYJ	928,961	31,093,171
Valmet OYJ	286,604	7,508,698
Wartsila OYJ Abp	845,599	13,080,858
		303,920,273

France 9.7%
Accor SA	321,135	13,931,931
Aeroports de Paris SA	55,965	7,612,712
Air Liquide SA	899,255	182,850,962
Airbus SE	1,026,422	169,877,025
See financial notes
22Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ALD SA	330,256	2,022,808
Alstom SA (a)	499,148	6,665,490
Amundi SA	98,711	6,500,006
Arkema SA	99,664	10,327,853
AXA SA	3,099,634	110,288,399
BioMerieux	74,889	8,193,261
BNP Paribas SA	1,814,724	108,755,479
Bollore SE	1,533,039	10,517,925
Bouygues SA	366,907	14,520,065
Bureau Veritas SA	496,069	14,424,387
Capgemini SE	281,110	68,354,479
Carrefour SA	932,686	15,674,530
Cie de L'Odet SE	610	949,241
Cie de Saint-Gobain SA	799,195	61,577,260
Cie Generale des Etablissements Michelin SCA	1,221,024	45,176,326
Covivio SA	90,431	4,063,145
Credit Agricole SA	1,916,542	25,966,312
Danone SA	1,089,160	69,563,031
Dassault Aviation SA	39,531	7,824,185
Dassault Systemes SE	1,168,926	54,627,025
Edenred SE	435,624	21,585,895
Eiffage SA	140,135	15,263,285
Engie SA	3,052,850	49,012,844
EssilorLuxottica SA	531,615	112,848,370
Eurazeo SE	83,239	7,035,023
Eurofins Scientific SE	213,050	12,735,700
Euronext NV	141,624	13,065,284
Gecina SA	95,554	9,233,959
Getlink SE	615,354	10,514,649
Hermes International SCA	59,600	149,179,622
Ipsen SA	59,548	6,559,981
JCDecaux SE *	127,691	2,639,254
Kering SA	125,230	57,601,794
Klepierre SA	360,507	9,160,083
La Francaise des Jeux SAEM	174,833	7,325,653
Legrand SA	449,495	45,480,380
L'Oreal SA	403,977	193,095,276
LVMH Moet Hennessy Louis Vuitton SE	433,384	395,261,951
Neoen SA	118,273	2,964,229
Orange SA	3,333,419	38,258,606
Pernod Ricard SA	354,560	59,298,862
Pluxee NV *	151,518	4,334,422
Publicis Groupe SA	399,197	42,240,097
Remy Cointreau SA	38,819	4,116,783
Renault SA	334,020	13,927,049
Rexel SA	414,484	10,630,256
Safran SA	595,114	124,743,348
Sanofi SA	1,907,096	181,384,273
Sartorius Stedim Biotech	41,727	11,482,888
Schneider Electric SE	935,356	212,358,686
SCOR SE	263,450	8,033,907
SEB SA	39,342	4,657,591
Societe Generale SA	1,295,384	31,442,380
Sodexo SA	151,966	12,119,970
SOITEC *	42,997	6,288,424
STMicroelectronics NV	1,137,957	51,381,858
Teleperformance SE	100,720	12,485,284
Thales SA	170,550	25,294,050
TotalEnergies SE	3,845,267	245,466,656
Ubisoft Entertainment SA *	176,821	4,056,554
Unibail-Rodamco-Westfield *	178,028	13,019,494
Valeo SE	363,821	4,216,624
Veolia Environnement SA	1,108,863	34,378,754
Vinci SA	863,909	110,689,725
Vivendi SE	1,084,409	12,122,189
Wendel SE	47,774	4,676,143
SECURITY	NUMBER OF SHARES	VALUE ($)
Worldline SA *	425,976	4,897,807
		3,428,829,749

Germany 6.8%
adidas AG	288,206	58,359,402
Allianz SE	696,084	191,216,968
BASF SE	1,549,998	78,960,352
Bayer AG	1,728,890	52,554,113
Bayerische Motoren Werke AG	539,243	63,734,458
Bechtle AG	142,365	7,342,516
Beiersdorf AG	173,713	24,917,224
Brenntag SE	232,747	21,252,559
Carl Zeiss Meditec AG, Bearer Shares	63,822	7,856,144
Commerzbank AG	1,815,713	21,014,333
Continental AG	188,825	15,137,288
Covestro AG *	331,021	18,018,189
CTS Eventim AG & Co. KGaA	102,730	8,082,009
Daimler Truck Holding AG	932,765	38,134,829
Delivery Hero SE *	348,836	8,065,138
Deutsche Bank AG	3,472,742	46,456,755
Deutsche Boerse AG	320,994	67,249,627
Deutsche Lufthansa AG *	1,044,277	8,122,905
Deutsche Post AG	1,735,463	80,586,350
Deutsche Telekom AG	5,905,760	140,504,383
Deutsche Wohnen SE	85,821	1,771,054
DWS Group GmbH & Co. KGaA	59,732	2,449,818
E.ON SE	3,866,832	49,418,870
Evonik Industries AG	356,523	6,581,944
Fielmann Group AG	42,072	1,993,226
Fraport AG Frankfurt Airport Services Worldwide *	61,650	3,429,129
Fresenius Medical Care AG	354,747	13,582,014
Fresenius SE & Co. KGaA	717,534	20,095,294
FUCHS SE	51,166	1,785,660
GEA Group AG	300,269	12,110,372
Hannover Rueck SE	104,552	26,848,356
Heidelberg Materials AG	243,679	23,653,649
Hella GmbH & Co. KGaA	38,626	3,414,990
HelloFresh SE *	282,973	3,922,670
Henkel AG & Co. KGaA	178,491	12,052,816
HOCHTIEF AG	36,889	4,375,171
Infineon Technologies AG	2,295,465	82,209,247
KION Group AG	125,816	6,347,398
Knorr-Bremse AG	114,849	8,038,682
LEG Immobilien SE *	129,186	9,509,106
Mercedes-Benz Group AG	1,508,018	120,173,280
Merck KGaA	224,943	38,412,015
MTU Aero Engines AG	93,603	22,517,327
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	238,803	111,224,292
Nemetschek SE	94,989	9,064,232
Puma SE	174,079	8,000,484
Qiagen NV *	370,033	15,871,096
Rational AG	8,016	6,592,633
Rheinmetall AG	75,716	34,740,905
RTL Group SA	67,797	2,504,734
RWE AG	1,245,335	41,776,831
SAP SE	1,915,400	358,337,159
Sartorius AG	4,640	1,385,845
Scout24 SE	129,586	9,423,559
Siemens AG	1,305,417	258,431,559
Siemens Energy AG *	943,504	14,503,493
Siemens Healthineers AG *	482,662	28,988,364
Sixt SE	26,526	2,487,299
Symrise AG	227,246	23,253,660
Talanx AG	93,224	6,658,237
See financial notes
Schwab International Equity ETFs | Semiannual Report23

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
thyssenkrupp AG	859,099	4,390,852
Traton SE	85,476	2,264,348
Volkswagen AG	53,732	8,445,722
Vonovia SE	1,217,243	33,984,791
Wacker Chemie AG	26,037	2,847,180
Zalando SE *	380,985	8,047,765
		2,425,482,670

Hong Kong 1.9%
AAC Technologies Holdings, Inc.	1,181,324	2,936,410
AIA Group Ltd.	20,076,471	163,098,247
ASMPT Ltd.	539,287	6,609,517
Bank of East Asia Ltd.	1,696,837	2,121,913
BOC Aviation Ltd.	360,838	2,659,456
BOC Hong Kong Holdings Ltd.	6,271,536	16,542,410
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd. (a)	2,936,546	4,756,208
Cafe de Coral Holdings Ltd.	563,190	597,087
Cathay Pacific Airways Ltd. *(a)	1,728,088	1,871,830
Champion REIT	3,386,215	687,728
China Travel International Investment Hong Kong Ltd.	4,147,477	709,894
Chow Tai Fook Jewellery Group Ltd.	3,059,019	4,579,463
CK Asset Holdings Ltd.	3,388,308	15,645,736
CK Hutchison Holdings Ltd.	4,628,013	23,498,303
CK Infrastructure Holdings Ltd.	1,031,422	6,066,956
CLP Holdings Ltd.	2,859,836	23,835,620
Dah Sing Banking Group Ltd.	588,956	373,138
Dah Sing Financial Holdings Ltd.	236,622	493,869
DFI Retail Group Holdings Ltd.	549,202	1,158,816
ESR Group Ltd.	4,916,431	6,568,806
First Pacific Co. Ltd.	3,851,855	1,554,754
FIT Hon Teng Ltd. *	1,956,837	257,452
Galaxy Entertainment Group Ltd.	3,762,579	20,545,965
Guotai Junan International Holdings Ltd.	5,180,998	363,983
Hang Lung Group Ltd.	1,536,004	1,787,374
Hang Lung Properties Ltd.	3,144,778	3,398,327
Hang Seng Bank Ltd.	1,258,199	14,367,846
Henderson Land Development Co. Ltd.	2,279,082	6,579,202
Hong Kong & China Gas Co. Ltd.	18,986,637	14,696,891
Hong Kong Exchanges & Clearing Ltd.	2,211,669	68,592,023
Hongkong Land Holdings Ltd.	1,923,775	6,502,360
Huabao International Holdings Ltd. (a)	1,659,171	491,682
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,506,006	339,307
HUTCHMED China Ltd. *	863,164	2,668,170
Hysan Development Co. Ltd.	1,078,340	1,765,829
Jardine Matheson Holdings Ltd.	342,432	14,351,325
Johnson Electric Holdings Ltd.	615,285	839,368
Kerry Logistics Network Ltd.	499,534	561,504
Kerry Properties Ltd.	1,046,460	1,724,317
Lenovo Group Ltd.	13,117,744	14,527,238
Link REIT	4,448,074	22,130,145
L'Occitane International SA	705,793	2,668,541
Man Wah Holdings Ltd.	2,652,114	1,724,308
Melco International Development Ltd. *	1,340,758	878,562
MGM China Holdings Ltd. *	1,289,523	2,085,296
MMG Ltd. *	4,273,750	1,146,392
MTR Corp. Ltd.	2,548,122	8,462,494
NagaCorp Ltd. *	2,474,512	1,131,560
New World Development Co. Ltd. (a)	2,462,329	3,104,331
Nexteer Automotive Group Ltd.	1,427,201	659,931
NWS Holdings Ltd. (a)	1,598,272	1,878,206
SECURITY	NUMBER OF SHARES	VALUE ($)
Orient Overseas International Ltd.	228,616	3,553,874
PCCW Ltd.	7,328,299	3,650,670
Power Assets Holdings Ltd.	2,382,952	14,336,430
PRADA SpA	894,798	6,320,551
Samsonite International SA *	2,452,219	8,566,854
Sands China Ltd. *	4,192,083	11,940,968
Shangri-La Asia Ltd. *	1,934,249	1,257,578
Sino Land Co. Ltd.	5,853,927	6,318,425
SITC International Holdings Co. Ltd.	2,245,560	3,694,412
SJM Holdings Ltd. *	4,086,645	1,247,584
Sun Hung Kai Properties Ltd.	2,530,562	25,519,603
Super Hi International Holding Ltd. *	285,273	365,118
Swire Pacific Ltd., A Shares	757,068	6,276,021
Swire Pacific Ltd., B Shares	1,438,647	1,874,387
Swire Properties Ltd.	1,795,918	3,707,086
Techtronic Industries Co. Ltd.	2,291,832	24,810,030
United Energy Group Ltd. (a)	13,108,466	803,707
Vitasoy International Holdings Ltd.	1,402,988	1,279,549
VTech Holdings Ltd.	287,893	1,664,005
WH Group Ltd.	13,626,302	8,215,326
Wharf Holdings Ltd.	1,664,182	6,153,953
Wharf Real Estate Investment Co. Ltd.	2,691,908	8,991,594
Wynn Macau Ltd. *	2,578,462	2,177,043
Xinyi Glass Holdings Ltd.	3,693,573	3,774,344
Yue Yuen Industrial Holdings Ltd.	1,274,250	1,336,296
		664,431,498

Ireland 0.2%
AIB Group PLC	2,499,534	11,593,080
Bank of Ireland Group PLC	1,849,337	16,118,154
Glanbia PLC	310,520	5,625,131
Kerry Group PLC, Class A	267,547	23,492,146
Kingspan Group PLC	263,629	23,815,693
		80,644,204

Israel 0.5%
Airport City Ltd. *	126,571	2,133,733
Amot Investments Ltd.	379,934	1,941,370
Azrieli Group Ltd.	63,300	4,586,751
Bank Hapoalim BM	2,336,905	22,364,042
Bank Leumi Le-Israel BM	2,659,883	22,282,366
Bezeq The Israeli Telecommunication Corp. Ltd.	3,506,979	4,735,738
Big Shopping Centers Ltd. *	23,094	2,554,074
Delek Group Ltd.	13,371	1,802,592
Elbit Systems Ltd.	42,331	9,410,576
Electra Ltd.	2,988	1,296,730
Energix-Renewable Energies Ltd.	459,130	1,721,288
Enlight Renewable Energy Ltd. *	202,025	3,491,151
Fattal Holdings 1998 Ltd. *	11,760	1,606,809
First International Bank Of Israel Ltd.	88,193	3,805,169
Gav-Yam Lands Corp. Ltd.	74,274	587,478
Harel Insurance Investments & Financial Services Ltd. *	201,329	2,001,114
ICL Group Ltd.	1,267,805	6,705,352
Israel Corp. Ltd. *	6,006	1,575,490
Israel Discount Bank Ltd., A Shares	2,169,252	11,309,067
Melisron Ltd.	41,292	3,189,737
Mivne Real Estate KD Ltd.	1,040,683	2,792,560
Mizrahi Tefahot Bank Ltd.	240,670	9,521,411
Nice Ltd. *	111,252	27,308,385
Nova Ltd. *	49,790	8,475,843
OPC Energy Ltd. *	146,960	1,029,905
Phoenix Holdings Ltd.	284,572	3,069,929
Shapir Engineering & Industry Ltd.	265,866	1,615,324
See financial notes
24Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Strauss Group Ltd. *	83,204	1,649,590
Teva Pharmaceutical Industries Ltd. *	1,945,023	25,589,828
Tower Semiconductor Ltd. *	192,172	6,322,155
		196,475,557

Italy 2.3%
A2A SpA	2,608,698	4,742,646
Amplifon SpA	224,195	7,494,306
Assicurazioni Generali SpA	2,171,653	51,513,207
Banca Mediolanum SpA	389,326	4,193,712
Banco BPM SpA	2,380,772	13,845,323
Buzzi SpA	147,974	5,002,465
Davide Campari-Milano NV	943,254	9,566,400
DiaSorin SpA	37,459	3,785,277
Enel SpA	13,546,252	86,239,377
Eni SpA	3,777,445	58,242,454
Ferrari NV	208,168	87,832,413
FinecoBank Banca Fineco SpA	1,070,484	14,804,667
Hera SpA	1,369,103	4,735,115
Infrastrutture Wireless Italiane SpA	620,989	6,877,956
Interpump Group SpA	137,173	6,510,658
Intesa Sanpaolo SpA	27,179,133	86,412,188
Italgas SpA	855,805	4,672,223
Leonardo SpA	696,165	14,882,532
Mediobanca Banca di Credito Finanziario SpA	1,162,025	15,838,033
Moncler SpA	356,354	25,706,003
Nexi SpA *	1,438,170	10,542,486
Pirelli & C SpA	865,203	5,102,725
Poste Italiane SpA	805,688	9,451,131
Prysmian SpA	476,758	23,758,293
Recordati Industria Chimica e Farmaceutica SpA	169,419	9,489,514
Reply SpA	38,650	5,361,979
Snam SpA	3,941,886	18,432,147
Stellantis NV	3,725,454	97,300,286
Telecom Italia SpA *	18,333,867	5,517,504
Tenaris SA	812,577	14,438,607
Terna - Rete Elettrica Nazionale	2,471,589	19,375,026
UniCredit SpA	3,038,159	101,624,194
UnipolSai Assicurazioni SpA	746,778	2,151,232
		835,442,079

Japan 22.4%
ABC-Mart, Inc.	133,749	2,292,597
Acom Co. Ltd.	677,864	1,686,168
Activia Properties, Inc.	1,128	2,935,498
Advance Residence Investment Corp.	2,332	4,767,769
Advantest Corp.	1,282,852	59,227,015
Aeon Co. Ltd.	1,240,340	29,626,615
AEON Financial Service Co. Ltd.	198,538	1,733,079
Aeon Mall Co. Ltd. (a)	205,486	2,401,250
AEON REIT Investment Corp.	2,770	2,433,721
AGC, Inc.	313,887	11,226,279
Aica Kogyo Co. Ltd.	93,537	2,222,340
Ain Holdings, Inc.	46,692	1,478,096
Air Water, Inc.	316,840	4,573,614
Aisin Corp.	301,763	11,385,419
Ajinomoto Co., Inc.	896,964	32,979,173
Alfresa Holdings Corp.	284,277	4,247,915
Alps Alpine Co. Ltd.	343,050	2,521,247
Amada Co. Ltd.	546,053	6,065,431
Amano Corp.	117,155	2,866,450
Amvis Holdings, Inc.	74,923	1,249,968
ANA Holdings, Inc. *	272,921	5,951,855
Anritsu Corp.	223,480	1,921,686
SECURITY	NUMBER OF SHARES	VALUE ($)
Aozora Bank Ltd. (a)	207,014	3,801,550
Ariake Japan Co. Ltd.	32,448	1,144,688
As One Corp.	40,800	1,422,425
Asahi Group Holdings Ltd.	843,568	28,930,544
Asahi Intecc Co. Ltd.	341,485	7,098,015
Asahi Kasei Corp.	2,146,467	14,936,496
Asics Corp.	296,590	12,618,996
ASKUL Corp.	70,182	986,590
Astellas Pharma, Inc.	3,126,868	34,502,723
Azbil Corp.	220,902	6,480,796
AZ-COM MARUWA Holdings, Inc.	68,017	672,581
Bandai Namco Holdings, Inc.	1,015,681	19,632,292
BayCurrent Consulting, Inc.	235,855	5,285,346
Benefit One, Inc. (a)	103,163	1,494,681
Benesse Holdings, Inc.	124,814	2,161,958
Bic Camera, Inc.	252,857	2,174,297
BIPROGY, Inc.	111,410	3,449,415
Bridgestone Corp.	981,171	42,257,154
Brother Industries Ltd.	404,968	6,790,053
Calbee, Inc.	124,366	2,663,977
Canon Marketing Japan, Inc.	80,687	2,401,149
Canon, Inc.	1,635,715	47,835,402
Capcom Co. Ltd.	308,791	12,438,705
Casio Computer Co. Ltd.	364,980	2,942,128
Central Japan Railway Co.	1,582,310	39,845,837
Chiba Bank Ltd.	1,042,053	8,480,127
Chubu Electric Power Co., Inc.	1,215,458	15,157,696
Chugai Pharmaceutical Co. Ltd.	1,135,813	45,532,692
Chugin Financial Group, Inc.	292,394	2,306,214
Chugoku Electric Power Co., Inc.	526,288	3,553,244
Coca-Cola Bottlers Japan Holdings, Inc.	245,240	3,248,402
COMSYS Holdings Corp.	189,686	4,189,897
Concordia Financial Group Ltd.	1,892,198	9,582,990
Cosmo Energy Holdings Co. Ltd.	142,022	6,326,322
Cosmos Pharmaceutical Corp.	30,233	2,955,227
Credit Saison Co. Ltd.	280,234	5,452,271
CyberAgent, Inc.	723,904	5,080,919
Dai Nippon Printing Co. Ltd.	435,715	12,713,085
Daicel Corp.	433,854	4,101,713
Daido Steel Co. Ltd.	291,430	3,445,483
Daifuku Co. Ltd.	503,229	11,922,563
Dai-ichi Life Holdings, Inc.	1,638,014	37,297,733
Daiichi Sankyo Co. Ltd.	3,298,324	109,613,574
Daiichikosho Co. Ltd.	135,366	1,750,976
Daikin Industries Ltd.	462,033	65,367,467
Daio Paper Corp.	146,625	1,087,417
Daito Trust Construction Co. Ltd.	112,423	13,343,987
Daiwa House Industry Co. Ltd.	1,122,776	32,482,262
Daiwa House REIT Investment Corp.	3,783	6,177,358
Daiwa Office Investment Corp.	401	1,561,990
Daiwa Securities Group, Inc.	2,484,642	18,294,084
Daiwa Securities Living Investments Corp.	3,586	2,415,105
DeNA Co. Ltd.	151,207	1,480,044
Denka Co. Ltd.	148,477	2,436,424
Denso Corp.	3,570,712	65,702,819
Dentsu Group, Inc.	353,433	9,795,150
Dentsu Soken, Inc.	38,607	1,382,599
Descente Ltd.	66,949	1,507,437
DIC Corp.	144,715	2,791,423
Disco Corp.	145,449	46,898,969
DMG Mori Co. Ltd.	178,284	4,120,294
Dowa Holdings Co. Ltd.	80,666	2,818,217
East Japan Railway Co.	628,524	37,227,669
Ebara Corp.	158,227	13,336,230
Eisai Co. Ltd.	459,360	19,194,477
Electric Power Development Co. Ltd.	288,894	4,752,168
See financial notes
Schwab International Equity ETFs | Semiannual Report25

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ENEOS Holdings, Inc.	4,907,128	21,189,796
EXEO Group, Inc.	164,826	3,466,775
Ezaki Glico Co. Ltd.	87,135	2,601,184
Fancl Corp.	116,784	1,617,123
FANUC Corp.	1,663,208	48,583,854
Fast Retailing Co. Ltd.	268,329	77,556,708
Food & Life Cos. Ltd.	179,336	3,554,488
FP Corp.	77,752	1,427,298
Frontier Real Estate Investment Corp.	820	2,353,110
Fuji Electric Co. Ltd.	217,505	13,224,397
Fuji Kyuko Co. Ltd.	60,607	1,613,676
Fuji Media Holdings, Inc.	82,225	984,755
Fuji Oil Holdings, Inc.	80,801	1,351,542
FUJIFILM Holdings Corp.	618,388	39,345,954
Fujikura Ltd.	459,656	5,614,025
Fujitsu General Ltd.	98,480	1,272,206
Fujitsu Ltd.	309,612	48,374,936
Fukuoka Financial Group, Inc.	280,625	7,282,338
Furukawa Electric Co. Ltd.	107,903	2,137,225
Fuyo General Lease Co. Ltd.	32,688	2,986,627
GLP J-Reit	7,911	6,284,612
GMO internet group, Inc.	97,290	1,757,356
GMO Payment Gateway, Inc.	70,485	4,749,390
Goldwin, Inc.	61,401	3,560,085
GS Yuasa Corp.	134,674	2,532,955
GungHo Online Entertainment, Inc.	56,004	813,100
Hachijuni Bank Ltd.	785,666	4,815,203
Hakuhodo DY Holdings, Inc.	406,460	3,778,908
Hamamatsu Photonics KK	221,386	7,946,052
Hankyu Hanshin Holdings, Inc.	376,456	10,858,292
Harmonic Drive Systems, Inc.	82,396	2,155,277
Haseko Corp.	451,886	5,599,135
Heiwa Corp.	94,069	1,299,129
Hikari Tsushin, Inc.	37,863	6,848,075
Hino Motors Ltd. *	466,865	1,553,409
Hirogin Holdings, Inc.	505,043	3,605,522
Hirose Electric Co. Ltd.	54,563	5,801,898
Hisamitsu Pharmaceutical Co., Inc.	118,460	3,066,173
Hitachi Construction Machinery Co. Ltd.	183,597	5,304,159
Hitachi Ltd.	1,547,808	130,974,733
Honda Motor Co. Ltd.	8,464,619	100,781,393
Horiba Ltd.	67,936	6,629,286
Hoshizaki Corp.	195,950	6,684,845
House Foods Group, Inc.	123,619	2,595,941
Hoya Corp.	600,341	78,156,240
Hulic Co. Ltd.	716,669	7,148,973
Ibiden Co. Ltd.	187,944	8,665,742
Idemitsu Kosan Co. Ltd.	1,973,045	12,497,138
IHI Corp.	222,032	4,889,540
Iida Group Holdings Co. Ltd.	243,231	3,138,910
Industrial & Infrastructure Fund Investment Corp.	3,358	2,826,939
INFRONEER Holdings, Inc.	377,846	3,876,412
Inpex Corp.	1,631,400	21,919,860
Internet Initiative Japan, Inc.	187,530	3,480,087
Invincible Investment Corp.	11,401	4,684,716
Isetan Mitsukoshi Holdings Ltd.	607,733	8,583,868
Isuzu Motors Ltd.	895,693	12,758,853
Ito En Ltd.	97,712	2,725,647
ITOCHU Corp.	2,310,316	100,581,406
Itoham Yonekyu Holdings, Inc.	39,371	1,081,144
Iwatani Corp.	87,915	4,373,135
Iyogin Holdings, Inc.	449,938	3,375,963
Izumi Co. Ltd.	70,028	1,622,149
J Front Retailing Co. Ltd.	432,932	4,296,923
Japan Airlines Co. Ltd.	253,648	4,738,423
Japan Airport Terminal Co. Ltd.	116,603	4,591,823
SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Aviation Electronics Industry Ltd.	73,963	1,307,584
Japan Exchange Group, Inc.	913,008	23,875,949
Japan Hotel REIT Investment Corp.	8,016	3,888,298
Japan Logistics Fund, Inc.	1,462	2,499,671
Japan Metropolitan Fund Invest	11,687	6,894,916
Japan Post Bank Co. Ltd.	2,538,383	27,093,384
Japan Post Holdings Co. Ltd.	3,480,403	33,636,687
Japan Post Insurance Co. Ltd.	331,536	6,118,143
Japan Prime Realty Investment Corp.	1,476	3,239,567
Japan Real Estate Investment Corp.	2,339	8,438,966
Japan Steel Works Ltd.	107,343	1,956,157
Japan Tobacco, Inc.	2,057,427	53,501,075
JCR Pharmaceuticals Co. Ltd.	95,932	576,861
Jeol Ltd.	71,078	3,151,899
JFE Holdings, Inc.	1,031,208	16,914,650
JGC Holdings Corp.	366,892	3,339,950
JMDC, Inc.	30,544	755,896
JSR Corp.	304,515	8,183,065
JTEKT Corp.	396,750	3,695,260
Justsystems Corp.	60,470	1,081,567
Kadokawa Corp.	159,883	3,050,884
Kagome Co. Ltd.	135,460	3,115,209
Kajima Corp.	744,240	13,811,229
Kakaku.com, Inc.	221,343	2,539,965
Kamigumi Co. Ltd.	157,794	3,696,304
Kandenko Co. Ltd.	174,860	1,996,631
Kaneka Corp.	101,839	2,448,845
Kansai Electric Power Co., Inc.	1,265,166	16,234,057
Kansai Paint Co. Ltd.	323,993	4,697,433
Kao Corp.	790,566	30,086,617
Katitas Co. Ltd.	83,616	1,124,042
Kawasaki Heavy Industries Ltd.	254,797	7,035,986
Kawasaki Kisen Kaisha Ltd.	375,237	17,933,255
KDDI Corp.	2,713,969	82,577,770
KDX Realty Investment Corp.	6,591	6,601,128
Keihan Holdings Co. Ltd.	170,865	3,954,542
Keikyu Corp.	435,878	3,874,762
Keio Corp.	199,941	5,614,699
Keisei Electric Railway Co. Ltd.	240,050	11,219,014
Kewpie Corp.	181,337	3,380,911
Keyence Corp.	340,703	159,436,347
Kikkoman Corp.	316,723	20,740,310
Kinden Corp.	207,194	3,533,525
Kintetsu Group Holdings Co. Ltd.	312,130	9,605,604
Kirin Holdings Co. Ltd.	1,290,526	17,973,551
Kobayashi Pharmaceutical Co. Ltd.	103,860	4,149,681
Kobe Bussan Co. Ltd.	244,868	6,593,292
Kobe Steel Ltd.	575,383	7,884,750
Koei Tecmo Holdings Co. Ltd.	256,689	3,211,399
Koito Manufacturing Co. Ltd.	395,432	5,005,318
Kokuyo Co. Ltd.	136,781	2,164,077
Komatsu Ltd.	1,597,843	46,396,911
Konami Group Corp.	165,020	11,113,794
Konica Minolta, Inc. *	786,781	2,596,319
Kose Corp.	59,735	3,336,970
Kotobuki Spirits Co. Ltd.	161,320	2,155,676
K's Holdings Corp.	257,272	2,230,309
Kubota Corp.	1,867,758	27,379,308
Kuraray Co. Ltd.	586,770	5,931,603
Kurita Water Industries Ltd.	190,691	7,757,851
Kusuri No. Aoki Holdings Co. Ltd.	82,941	1,738,951
Kyocera Corp.	2,096,160	30,874,489
Kyoto Financial Group, Inc.	493,788	8,629,001
Kyowa Kirin Co. Ltd.	431,648	8,569,800
Kyudenko Corp.	68,459	2,662,981
Kyushu Electric Power Co., Inc. *	813,380	6,649,098
Kyushu Financial Group, Inc.	652,256	4,911,422
See financial notes
26Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kyushu Railway Co.	277,942	6,393,762
LaSalle Logiport REIT	3,817	3,593,341
Lasertec Corp.	133,423	35,613,342
Lawson, Inc.	85,161	5,835,011
Lion Corp.	431,233	3,806,099
Lixil Corp.	449,954	5,772,110
LY Corp.	4,541,591	12,529,050
M3, Inc.	737,875	10,582,272
Mabuchi Motor Co. Ltd.	174,474	3,187,091
Macnica Holdings, Inc.	77,040	4,250,660
Makita Corp.	425,236	11,100,401
Mani, Inc.	106,509	1,451,360
Marubeni Corp.	2,662,339	43,972,085
Marui Group Co. Ltd.	318,308	5,186,036
Maruichi Steel Tube Ltd.	105,227	2,755,995
Matsui Securities Co. Ltd.	159,526	907,040
MatsukiyoCocokara & Co.	631,749	10,472,167
Mazda Motor Corp.	992,997	11,663,585
McDonald's Holdings Co. Japan Ltd.	143,800	6,696,639
Mebuki Financial Group, Inc.	1,730,022	5,407,258
Medipal Holdings Corp.	254,110	3,846,370
MEIJI Holdings Co. Ltd.	449,970	10,152,660
Menicon Co. Ltd.	89,047	1,055,749
Mercari, Inc. *	198,802	2,711,661
MINEBEA MITSUMI, Inc.	717,828	14,843,841
MISUMI Group, Inc.	480,856	7,344,403
Mitsubishi Chemical Group Corp.	2,213,788	12,698,183
Mitsubishi Corp.	5,913,762	126,635,981
Mitsubishi Electric Corp.	3,388,702	53,919,916
Mitsubishi Estate Co. Ltd.	1,923,214	29,560,726
Mitsubishi Gas Chemical Co., Inc.	310,113	5,055,627
Mitsubishi HC Capital, Inc.	1,391,130	9,601,372
Mitsubishi Heavy Industries Ltd.	498,218	39,362,784
Mitsubishi Logistics Corp.	106,526	3,270,441
Mitsubishi Materials Corp.	213,605	3,737,053
Mitsubishi Motors Corp.	1,092,819	3,371,843
Mitsubishi UFJ Financial Group, Inc.	20,282,659	208,965,459
Mitsui & Co. Ltd.	2,598,644	113,776,402
Mitsui Chemicals, Inc.	296,568	8,219,176
Mitsui Fudosan Co. Ltd.	1,583,447	42,963,709
Mitsui Fudosan Logistics Park, Inc.	878	2,490,218
Mitsui High-Tec, Inc.	39,719	2,226,249
Mitsui Mining & Smelting Co. Ltd.	95,969	2,828,992
Mitsui OSK Lines Ltd.	581,846	19,950,783
Miura Co. Ltd.	170,993	3,644,469
Mizuho Financial Group, Inc.	4,419,460	82,708,007
Money Forward, Inc. *	77,372	3,417,044
MonotaRO Co. Ltd.	406,317	3,888,883
Mori Hills REIT Investment Corp.	2,647	2,318,579
Morinaga & Co. Ltd.	128,642	2,311,637
Morinaga Milk Industry Co. Ltd.	127,306	2,643,596
MS&AD Insurance Group Holdings, Inc.	786,255	38,926,636
Murata Manufacturing Co. Ltd.	2,931,557	59,210,909
Nabtesco Corp.	195,486	3,244,386
Nagase & Co. Ltd.	182,517	3,038,901
Nagoya Railroad Co. Ltd.	339,675	4,853,311
Nankai Electric Railway Co. Ltd.	186,599	3,646,703
NEC Corp.	446,661	30,111,642
NEC Networks & System Integration Corp.	112,850	1,846,527
NET One Systems Co. Ltd.	142,604	2,477,253
Nexon Co. Ltd.	684,946	11,102,285
NGK Insulators Ltd.	440,999	5,757,413
NH Foods Ltd.	169,367	5,936,389
NHK Spring Co. Ltd.	276,591	2,657,432
Nichirei Corp.	179,402	4,503,329
NIDEC Corp.	914,709	34,719,462
SECURITY	NUMBER OF SHARES	VALUE ($)
Nifco, Inc.	144,135	3,473,608
Nihon Kohden Corp.	130,111	3,602,459
Nihon M&A Center Holdings, Inc.	450,220	3,017,109
Nikon Corp.	528,920	5,231,951
Nintendo Co. Ltd.	1,825,897	102,475,679
Nippon Accommodations Fund, Inc.	744	2,823,492
Nippon Building Fund, Inc.	2,527	9,741,959
Nippon Electric Glass Co. Ltd.	136,146	3,289,263
NIPPON EXPRESS HOLDINGS, Inc.	117,628	6,223,666
Nippon Kayaku Co. Ltd.	291,773	2,511,856
Nippon Paint Holdings Co. Ltd.	1,765,919	13,102,513
Nippon Prologis REIT, Inc.	4,243	7,104,268
Nippon Sanso Holdings Corp.	312,540	9,058,586
Nippon Shinyaku Co. Ltd.	88,623	2,824,425
Nippon Shokubai Co. Ltd.	56,882	2,132,457
Nippon Steel Corp.	1,426,423	35,405,635
Nippon Telegraph & Telephone Corp.	49,590,860	60,402,310
Nippon Yusen KK	813,862	25,948,750
Nipro Corp.	208,602	1,726,852
Nishi-Nippon Railroad Co. Ltd.	127,101	2,044,893
Nissan Chemical Corp.	227,462	9,503,039
Nissan Motor Co. Ltd.	3,361,800	13,225,281
Nisshin Seifun Group, Inc.	450,228	6,241,886
Nissin Foods Holdings Co. Ltd.	351,771	10,287,310
Niterra Co. Ltd.	335,919	10,191,810
Nitori Holdings Co. Ltd.	130,633	19,184,294
Nitto Denko Corp.	246,566	22,651,717
Noevir Holdings Co. Ltd.	28,017	977,141
NOF Corp.	115,298	5,183,672
NOK Corp.	198,335	2,809,978
Nomura Holdings, Inc.	5,274,270	29,981,619
Nomura Real Estate Holdings, Inc.	185,361	4,610,804
Nomura Real Estate Master Fund, Inc.	7,424	7,385,806
Nomura Research Institute Ltd.	745,355	20,935,875
NS Solutions Corp.	58,178	1,947,430
NSK Ltd.	738,720	4,046,746
NTT Data Group Corp.	1,096,141	17,829,594
Obayashi Corp.	1,170,351	11,334,428
OBIC Business Consultants Co. Ltd.	48,490	2,316,453
Obic Co. Ltd.	115,865	18,134,146
Odakyu Electric Railway Co. Ltd.	532,190	7,484,866
Oji Holdings Corp.	1,524,235	5,970,862
OKUMA Corp.	49,375	2,326,401
Olympus Corp.	2,107,453	30,019,976
Omron Corp.	315,743	11,712,468
Ono Pharmaceutical Co. Ltd.	729,072	12,119,537
Open House Group Co. Ltd.	123,138	3,884,931
Oracle Corp.	56,996	4,367,904
Orient Corp.	105,479	752,666
Oriental Land Co. Ltd.	1,634,173	58,555,955
ORIX Corp.	2,046,508	42,893,670
Orix JREIT, Inc.	4,864	5,137,960
Osaka Gas Co. Ltd.	686,941	13,741,574
OSG Corp.	135,925	1,906,692
Otsuka Corp.	177,796	7,816,514
Otsuka Holdings Co. Ltd.	838,434	34,070,659
PALTAC Corp.	53,247	1,489,934
Pan Pacific International Holdings Corp.	696,717	16,408,949
Panasonic Holdings Corp.	3,715,589	35,264,209
Park24 Co. Ltd. *	223,419	2,654,099
Penta-Ocean Construction Co. Ltd.	497,894	2,579,788
PeptiDream, Inc. *	154,128	1,623,457
Persol Holdings Co. Ltd.	3,064,530	4,428,796
Pigeon Corp.	191,249	1,949,930
Pola Orbis Holdings, Inc.	131,539	1,314,775
Rakus Co. Ltd.	164,118	2,585,075
See financial notes
Schwab International Equity ETFs | Semiannual Report27

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rakuten Bank Ltd. *	145,650	2,898,987
Rakuten Group, Inc. *	2,427,887	13,301,713
Recruit Holdings Co. Ltd.	2,536,973	102,448,485
Relo Group, Inc.	180,126	1,450,203
Renesas Electronics Corp.	2,529,628	41,484,412
Rengo Co. Ltd.	371,227	2,477,575
Resona Holdings, Inc.	3,707,260	20,211,961
Resonac Holdings Corp.	308,676	7,455,494
Resorttrust, Inc.	111,505	1,922,487
Ricoh Co. Ltd.	991,266	8,245,648
Rinnai Corp.	182,627	4,257,270
Rohm Co. Ltd.	572,104	9,718,544
Rohto Pharmaceutical Co. Ltd.	363,010	7,375,649
Ryohin Keikaku Co. Ltd.	410,972	6,491,199
Sanken Electric Co. Ltd.	32,990	1,661,513
Sankyo Co. Ltd.	364,927	4,169,340
Sankyu, Inc.	84,422	2,984,411
Sanrio Co. Ltd.	97,077	5,441,164
Santen Pharmaceutical Co. Ltd.	581,190	5,772,292
Sanwa Holdings Corp.	334,626	5,933,704
Sapporo Holdings Ltd.	109,637	4,828,804
Sawai Group Holdings Co. Ltd.	67,450	2,588,580
SBI Holdings, Inc.	420,181	11,299,716
SCREEN Holdings Co. Ltd.	137,574	17,220,879
SCSK Corp.	221,271	4,080,363
Secom Co. Ltd.	331,104	24,157,518
Sega Sammy Holdings, Inc.	276,084	3,462,348
Seibu Holdings, Inc.	358,941	5,189,740
Seiko Epson Corp.	457,446	7,399,457
Seino Holdings Co. Ltd.	238,138	3,369,922
Sekisui Chemical Co. Ltd.	571,897	8,058,601
Sekisui House Ltd.	955,210	21,316,238
Sekisui House REIT, Inc.	6,808	3,370,567
Seven & i Holdings Co. Ltd.	4,022,730	59,936,446
Seven Bank Ltd.	1,177,515	2,353,929
SG Holdings Co. Ltd.	729,902	9,158,522
Sharp Corp. *	360,535	1,964,430
SHIFT, Inc. *	18,658	3,438,148
Shikoku Electric Power Co., Inc.	273,520	1,990,133
Shimadzu Corp.	468,234	12,773,431
Shimamura Co. Ltd.	76,692	4,084,399
Shimano, Inc.	132,598	18,480,619
Shimizu Corp.	940,035	5,456,687
Shin-Etsu Chemical Co. Ltd.	3,332,823	142,224,497
Shinko Electric Industries Co. Ltd.	114,719	4,152,786
Shionogi & Co. Ltd.	461,569	23,079,992
Ship Healthcare Holdings, Inc.	136,696	1,986,462
Shiseido Co. Ltd.	692,217	18,717,192
Shizuoka Financial Group, Inc.	842,566	8,247,205
SHO-BOND Holdings Co. Ltd.	77,745	3,330,148
Skylark Holdings Co. Ltd.	380,164	5,542,312
SMC Corp.	96,546	58,152,081
SMS Co. Ltd.	89,776	1,590,439
Socionext, Inc.	341,685	8,773,271
SoftBank Corp.	4,799,326	63,250,288
SoftBank Group Corp.	1,701,502	99,927,859
Sohgo Security Services Co. Ltd.	579,620	3,215,464
Sojitz Corp.	396,065	10,053,123
Sompo Holdings, Inc.	538,963	31,624,060
Sony Group Corp.	2,154,310	186,326,872
Sotetsu Holdings, Inc.	132,690	2,406,984
Square Enix Holdings Co. Ltd.	134,705	5,709,685
Stanley Electric Co. Ltd.	260,690	4,462,402
Subaru Corp.	1,045,253	23,772,574
Sugi Holdings Co. Ltd.	176,589	2,772,071
SUMCO Corp.	586,380	9,183,368
Sumitomo Bakelite Co. Ltd.	56,694	3,257,623
Sumitomo Chemical Co. Ltd.	2,635,259	5,349,046
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Corp.	1,913,566	44,837,816
Sumitomo Electric Industries Ltd.	1,319,555	19,576,882
Sumitomo Forestry Co. Ltd.	243,277	6,955,183
Sumitomo Heavy Industries Ltd.	196,778	5,859,822
Sumitomo Metal Mining Co. Ltd.	411,614	10,736,561
Sumitomo Mitsui Financial Group, Inc.	2,232,065	124,436,095
Sumitomo Mitsui Trust Holdings, Inc.	1,238,292	25,143,111
Sumitomo Pharma Co. Ltd.	282,236	701,489
Sumitomo Realty & Development Co. Ltd.	687,015	20,371,301
Sumitomo Rubber Industries Ltd.	307,799	3,586,567
Sundrug Co. Ltd.	114,540	3,576,170
Suntory Beverage & Food Ltd.	218,208	7,175,919
Suzuken Co. Ltd.	118,976	3,543,763
Suzuki Motor Corp.	787,917	34,623,706
Sysmex Corp.	330,575	18,597,190
T&D Holdings, Inc.	865,905	15,059,469
Taiheiyo Cement Corp.	196,710	4,130,818
Taisei Corp.	303,163	9,534,230
Taisho Pharmaceutical Holdings Co. Ltd.	77,210	4,426,150
Taiyo Yuden Co. Ltd.	212,990	4,653,420
Takara Bio, Inc.	85,660	581,483
Takara Holdings, Inc.	303,615	2,544,832
Takashimaya Co. Ltd.	233,605	3,518,044
Takeda Pharmaceutical Co. Ltd.	2,652,155	77,737,716
TBS Holdings, Inc.	58,927	1,548,473
TDK Corp.	626,595	32,596,169
TechnoPro Holdings, Inc.	188,632	3,776,547
Teijin Ltd.	318,759	2,704,777
Terumo Corp.	1,251,421	48,795,971
THK Co. Ltd.	206,395	4,542,428
TIS, Inc.	398,705	8,990,642
Tobu Railway Co. Ltd.	352,403	9,010,799
Toda Corp.	414,357	2,564,158
Toei Animation Co. Ltd. (a)	9,562	1,181,914
Toho Co. Ltd.	190,658	6,193,487
Toho Gas Co. Ltd.	154,804	3,106,009
Tohoku Electric Power Co., Inc.	822,640	5,578,804
Tokai Carbon Co. Ltd.	338,817	2,233,652
Tokio Marine Holdings, Inc.	3,252,435	95,093,576
Tokyo Century Corp.	429,750	4,487,868
Tokyo Electric Power Co. Holdings, Inc. *	2,711,896	14,676,527
Tokyo Electron Ltd.	767,667	189,108,588
Tokyo Gas Co. Ltd.	685,243	15,012,439
Tokyo Ohka Kogyo Co. Ltd.	190,560	5,865,637
Tokyo Seimitsu Co. Ltd.	63,580	4,343,593
Tokyo Tatemono Co. Ltd.	343,654	4,983,637
Tokyu Corp.	1,044,073	12,999,466
Tokyu Fudosan Holdings Corp.	1,046,800	6,872,357
TOPPAN Holdings, Inc.	465,209	11,074,629
Toray Industries, Inc.	2,632,753	12,146,161
Toshiba TEC Corp.	40,856	854,408
Tosoh Corp.	480,824	6,550,412
TOTO Ltd.	250,868	6,786,694
Toyo Seikan Group Holdings Ltd.	249,969	4,205,398
Toyo Suisan Kaisha Ltd.	155,800	9,062,570
Toyo Tire Corp.	175,590	3,179,321
Toyoda Gosei Co. Ltd.	129,366	2,663,036
Toyota Boshoku Corp.	107,595	1,704,109
Toyota Industries Corp.	278,170	27,673,891
Toyota Motor Corp.	20,890,542	505,409,585
Toyota Tsusho Corp.	387,775	25,064,043
Trend Micro, Inc.	198,150	9,831,375
TS Tech Co. Ltd.	161,284	2,087,306
Tsumura & Co.	116,794	2,153,748
See financial notes
28Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tsuruha Holdings, Inc.	63,609	4,802,443
UBE Corp.	172,874	2,899,714
Ulvac, Inc.	84,320	5,188,663
Unicharm Corp.	674,636	22,429,269
United Urban Investment Corp.	4,993	4,720,448
Ushio, Inc.	180,531	2,390,676
USS Co. Ltd.	354,758	6,175,733
Welcia Holdings Co. Ltd.	172,416	3,255,479
West Japan Railway Co.	401,604	16,719,413
Workman Co. Ltd. (a)	75,996	2,056,416
Yakult Honsha Co. Ltd.	452,536	9,760,047
Yamada Holdings Co. Ltd.	1,005,490	2,894,134
Yamaguchi Financial Group, Inc.	352,645	3,578,992
Yamaha Corp.	264,087	5,771,555
Yamaha Motor Co. Ltd.	1,589,700	14,227,321
Yamato Holdings Co. Ltd.	562,280	8,546,716
Yamato Kogyo Co. Ltd.	57,583	3,212,521
Yamazaki Baking Co. Ltd.	208,155	4,902,428
Yaoko Co. Ltd.	38,495	2,214,999
Yaskawa Electric Corp.	448,964	18,355,119
Yokogawa Electric Corp.	420,230	8,883,595
Yokohama Rubber Co. Ltd.	230,181	6,119,397
Zenkoku Hosho Co. Ltd.	85,628	3,143,755
Zensho Holdings Co. Ltd.	166,946	7,309,395
Zeon Corp.	245,552	2,083,591
ZOZO, Inc.	189,243	4,291,379
		7,941,624,275

Netherlands 4.1%
Aalberts NV	168,157	7,551,803
ABN AMRO Bank NV, GDR	668,726	10,746,382
Adyen NV *	51,896	81,992,542
Aegon Ltd.	2,964,646	17,792,637
Akzo Nobel NV	296,807	21,628,921
Allfunds Group PLC	589,676	4,186,055
ArcelorMittal SA	863,174	22,530,107
ASM International NV	81,252	49,564,383
ASML Holding NV	690,248	650,221,823
ASR Nederland NV	253,425	11,691,020
BE Semiconductor Industries NV	132,257	23,922,836
CTP NV	185,382	3,005,156
DSM-Firmenich AG	303,624	32,528,115
EXOR NV	179,239	19,357,562
Heineken Holding NV	229,161	17,706,247
Heineken NV	488,009	45,110,227
IMCD NV	98,993	15,093,956
ING Groep NV, Series N	6,287,135	86,338,007
InPost SA *	355,286	5,547,944
JDE Peet's NV	209,306	4,788,222
Koninklijke Ahold Delhaize NV	1,711,953	50,983,292
Koninklijke KPN NV	5,759,117	21,083,636
Koninklijke Philips NV	1,365,678	27,343,531
Koninklijke Vopak NV	113,727	4,231,137
NN Group NV	486,682	21,730,120
OCI NV	167,942	4,425,332
Prosus NV	2,646,559	77,298,679
Randstad NV	191,384	10,549,993
Signify NV	218,746	5,865,824
Universal Music Group NV	1,308,017	39,449,179
Wolters Kluwer NV	429,258	67,750,490
		1,462,015,158

New Zealand 0.3%
a2 Milk Co. Ltd. *	1,260,147	4,760,017
Air New Zealand Ltd.	2,581,124	967,118
Auckland International Airport Ltd.	2,205,797	10,885,445
SECURITY	NUMBER OF SHARES	VALUE ($)
Contact Energy Ltd.	1,396,957	6,868,347
EBOS Group Ltd.	275,913	6,211,296
Fisher & Paykel Healthcare Corp. Ltd.	1,012,521	15,113,524
Fletcher Building Ltd.	1,325,039	3,309,849
Infratil Ltd.	1,437,677	9,030,579
Kiwi Property Group Ltd.	2,695,212	1,387,539
Mainfreight Ltd.	140,995	5,820,667
Mercury NZ Ltd.	1,187,001	4,830,846
Meridian Energy Ltd.	2,186,375	7,965,655
Ryman Healthcare Ltd. *	1,048,755	2,964,747
SKYCITY Entertainment Group Ltd.	1,389,401	1,633,731
Spark New Zealand Ltd.	3,235,164	9,993,092
		91,742,452

Norway 0.5%
Adevinta ASA *	478,223	5,116,446
Aker ASA, A Shares	41,785	2,258,915
Aker BP ASA	533,134	12,962,109
AutoStore Holdings Ltd. *	1,245,573	1,998,934
DNB Bank ASA	1,787,816	35,809,452
Equinor ASA	1,545,920	38,162,131
Gjensidige Forsikring ASA	300,472	4,751,195
Kongsberg Gruppen ASA	128,697	8,214,121
Mowi ASA	769,729	14,880,060
Norsk Hydro ASA	2,320,009	11,937,947
Orkla ASA	1,326,691	9,520,307
Salmar ASA	110,194	7,000,933
Schibsted ASA, A Shares	134,881	4,028,901
Schibsted ASA, B Shares	167,115	4,654,324
Telenor ASA	1,093,007	11,982,679
TOMRA Systems ASA	410,987	5,478,922
Var Energi ASA	1,165,425	3,563,594
Yara International ASA	277,534	8,640,821
		190,961,791

Poland 0.3%
Allegro.eu SA *	886,254	7,165,992
Bank Polska Kasa Opieki SA	273,362	11,858,779
Dino Polska SA *	83,923	9,779,337
KGHM Polska Miedz SA	237,961	6,432,507
LPP SA	2,050	9,222,147
ORLEN SA	1,002,357	15,578,647
Pepco Group NV *	261,367	1,312,111
Powszechna Kasa Oszczednosci Bank Polski SA	1,485,023	20,689,556
Powszechny Zaklad Ubezpieczen SA	981,152	12,082,644
Santander Bank Polska SA	61,755	8,509,334
		102,631,054

Portugal 0.1%
EDP - Energias de Portugal SA	5,243,984	20,877,513
EDP Renovaveis SA	504,614	6,877,729
Galp Energia SGPS SA	874,867	13,793,967
Jeronimo Martins SGPS SA	481,403	11,523,424
		53,072,633

Republic of Korea 4.2%
Alteogen, Inc. *	57,984	6,993,264
Amorepacific Corp.	52,176	4,686,279
AMOREPACIFIC Group	43,832	877,233
BGF retail Co. Ltd.	13,901	1,379,034
BNK Financial Group, Inc.	481,785	2,713,568
Celltrion Pharm, Inc. *	36,081	3,004,944
Celltrion, Inc.	269,803	36,410,032
See financial notes
Schwab International Equity ETFs | Semiannual Report29

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cheil Worldwide, Inc.	116,702	1,621,348
CJ CheilJedang Corp.	13,729	3,087,891
CJ Corp. *	21,773	1,584,413
CJ ENM Co. Ltd. *	17,484	1,042,527
CJ Logistics Corp. *	13,653	1,275,483
CosmoAM&T Co. Ltd. *	37,092	4,933,158
Coway Co. Ltd.	95,606	3,891,443
Daewoo Engineering & Construction Co. Ltd. *	342,791	1,024,563
DB Insurance Co. Ltd. *	76,431	5,670,909
DGB Financial Group, Inc.	268,072	1,783,657
DL E&C Co. Ltd.	51,669	1,435,681
DL Holdings Co. Ltd. *	20,320	726,368
Dongsuh Cos., Inc.	53,883	707,730
Doosan Bobcat, Inc.	83,592	2,947,315
Doosan Enerbility Co. Ltd. *	722,832	8,815,554
Ecopro BM Co. Ltd. *	82,030	16,417,088
Ecopro Co. Ltd. *	33,519	15,556,280
E-MART, Inc. *	33,231	1,846,721
F&F Co. Ltd.	26,596	1,446,043
Fila Holdings Corp.	86,667	2,499,259
Green Cross Corp.	9,103	805,981
GS Engineering & Construction Corp. *	107,274	1,284,936
GS Holdings Corp.	93,606	3,377,717
GS Retail Co. Ltd.	65,585	1,098,337
Hana Financial Group, Inc.	488,907	20,781,118
Hanjin Kal Corp.	53,897	2,558,043
Hankook Tire & Technology Co. Ltd.	124,382	5,062,710
Hanmi Pharm Co. Ltd.	13,167	3,302,627
Hanmi Science Co. Ltd.	42,000	1,299,489
Hanon Systems	278,200	1,289,046
Hanwha Aerospace Co. Ltd.	60,397	8,504,384
Hanwha Corp.	86,657	1,913,274
Hanwha Life Insurance Co. Ltd. *	586,459	1,387,313
Hanwha Ocean Co. Ltd. *	180,942	3,206,842
Hanwha Solutions Corp.	177,277	3,694,380
HD Hyundai Co. Ltd.	84,457	4,484,162
HD Hyundai Heavy Industries Co. Ltd.	32,229	2,853,559
HD Hyundai Infracore Co. Ltd.	236,816	1,431,638
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	73,616	6,186,265
Hite Jinro Co. Ltd.	53,450	801,589
HL Mando Co. Ltd.	56,053	1,395,432
HLB, Inc. *	183,646	11,239,974
HMM Co. Ltd. *	498,025	6,833,071
Hotel Shilla Co. Ltd.	52,821	2,384,006
HYBE Co. Ltd.	35,064	5,242,747
Hyundai Department Store Co. Ltd.	25,280	994,797
Hyundai Engineering & Construction Co. Ltd. *	125,189	3,262,285
Hyundai Glovis Co. Ltd. *	35,701	5,107,420
Hyundai Marine & Fire Insurance Co. Ltd. *	95,732	2,264,613
Hyundai Mipo Dockyard Co. Ltd.	35,668	1,684,828
Hyundai Mobis Co. Ltd.	109,382	19,919,747
Hyundai Motor Co.	240,391	45,222,248
Hyundai Steel Co. *	166,049	4,482,924
Hyundai Wia Corp. *	27,195	1,227,410
Industrial Bank of Korea *	474,079	4,984,309
Kakao Corp.	537,606	21,518,774
Kakao Games Corp. *	68,811	1,211,789
KakaoBank Corp.	364,835	7,794,800
Kakaopay Corp. *	36,040	1,192,221
Kangwon Land, Inc. *	180,228	2,352,330
KB Financial Group, Inc.	676,493	32,259,917
KCC Corp.	6,882	1,372,162
SECURITY	NUMBER OF SHARES	VALUE ($)
KEPCO Plant Service & Engineering Co. Ltd. *	36,557	1,021,268
Kia Corp. *	427,954	40,012,221
Korea Aerospace Industries Ltd. *	119,961	4,621,507
Korea Electric Power Corp.	434,511	8,092,425
Korea Gas Corp. *	43,629	950,166
Korea Investment Holdings Co. Ltd. *	63,166	3,367,968
Korea Zinc Co. Ltd.	19,245	6,467,511
Korean Air Lines Co. Ltd.	354,578	6,124,432
Krafton, Inc. *	49,040	8,359,928
KT&G Corp.	175,925	12,286,742
Kumho Petrochemical Co. Ltd. *	28,511	3,166,699
L&F Co. Ltd. *	42,140	5,370,350
LG Chem Ltd.	82,056	27,914,815
LG Corp.	153,108	10,773,670
LG Display Co. Ltd.	358,444	3,063,302
LG Electronics, Inc.	186,425	13,286,071
LG Energy Solution Ltd. *	69,758	21,033,221
LG H&H Co. Ltd.	15,959	3,823,161
LG Innotek Co. Ltd.	23,857	3,619,040
LG Uplus Corp.	359,853	2,788,888
Lotte Chemical Corp.	31,251	2,872,576
Lotte Chilsung Beverage Co. Ltd.	5,465	515,063
Lotte Corp.	44,015	998,237
Lotte Energy Materials Corp.	36,981	966,461
LOTTE Fine Chemical Co. Ltd.	22,913	817,338
Lotte Shopping Co. Ltd.	19,266	1,122,741
LS Corp.	29,240	1,930,156
Meritz Financial Group, Inc.	172,057	10,737,411
Mirae Asset Securities Co. Ltd. *	533,456	3,613,527
NAVER Corp.	250,753	36,720,363
NCSoft Corp.	27,013	3,935,508
Netmarble Corp. *	37,050	1,716,720
NH Investment & Securities Co. Ltd. *	244,797	2,158,243
NongShim Co. Ltd.	5,421	1,416,723
OCI Holdings Co. Ltd.	29,033	2,049,491
Orion Corp.	37,105	2,588,656
Ottogi Corp.	2,455	739,302
Pan Ocean Co. Ltd.	415,707	1,518,785
Paradise Co. Ltd.	77,373	735,613
Pearl Abyss Corp. *	56,632	1,290,764
POSCO Future M Co. Ltd. *	50,969	12,133,654
POSCO Holdings, Inc.	130,998	42,449,412
Posco International Corp. *	79,293	3,340,596
S-1 Corp.	32,548	1,420,125
Samsung Biologics Co. Ltd. *	31,230	18,152,613
Samsung C&T Corp.	142,534	16,773,113
Samsung Card Co. Ltd. *	55,200	1,556,594
Samsung Electro-Mechanics Co. Ltd.	100,930	10,611,445
Samsung Electronics Co. Ltd.	8,319,848	458,603,817
Samsung Engineering Co. Ltd. *	268,285	4,956,301
Samsung Fire & Marine Insurance Co. Ltd. *	57,239	12,809,569
Samsung Heavy Industries Co. Ltd. *	1,107,618	6,571,179
Samsung Life Insurance Co. Ltd.	125,861	9,158,855
Samsung SDI Co. Ltd.	91,178	25,814,138
Samsung SDS Co. Ltd.	62,345	7,491,138
Samsung Securities Co. Ltd.	106,430	3,320,942
SD Biosensor, Inc. *	57,168	538,794
Seegene, Inc.	44,545	832,961
Shinhan Financial Group Co. Ltd.	863,911	28,254,224
Shinsegae, Inc.	11,619	1,525,234
SK Biopharmaceuticals Co. Ltd. *	48,472	3,527,288
SK Bioscience Co. Ltd. *	40,527	1,868,698
SK Chemicals Co. Ltd.	16,015	816,625
SK Hynix, Inc.	941,623	110,454,726
SK IE Technology Co. Ltd. *	43,534	2,396,397
SK Innovation Co. Ltd. *	105,627	9,288,767
See financial notes
30Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SK Networks Co. Ltd. *	206,777	1,017,114
SK Square Co. Ltd. *	166,592	8,744,954
SK, Inc.	59,247	8,533,775
SKC Co. Ltd. *	31,401	1,952,540
S-Oil Corp.	80,773	4,634,318
Solus Advanced Materials Co. Ltd.	45,774	415,940
SSANGYONG C&E Co. Ltd.	199,362	1,045,019
Wemade Co. Ltd. *	28,798	1,006,719
Woori Financial Group, Inc.	1,193,013	13,349,274
Yuhan Corp.	94,379	4,777,069
		1,498,379,989

Singapore 1.0%
CapitaLand Ascendas REIT	6,446,463	13,136,478
CapitaLand Ascott Trust	3,818,384	2,541,614
CapitaLand Integrated Commercial Trust	8,787,927	12,810,008
CapitaLand Investment Ltd.	4,423,420	9,145,551
City Developments Ltd.	831,943	3,508,193
ComfortDelGro Corp. Ltd.	3,677,437	3,692,206
DBS Group Holdings Ltd.	3,162,772	78,398,922
Frasers Logistics & Commercial Trust	5,120,754	3,922,636
Genting Singapore Ltd.	10,004,990	6,771,189
Hutchison Port Holdings Trust, Class U	8,984,224	1,185,918
Jardine Cycle & Carriage Ltd.	201,585	3,815,513
Keppel DC REIT	2,242,950	2,835,799
Keppel Ltd.	2,418,923	13,024,693
Keppel REIT	4,485,606	2,885,653
Mapletree Industrial Trust	3,401,061	5,792,377
Mapletree Logistics Trust	5,959,466	6,559,579
Mapletree Pan Asia Commercial Trust	3,911,005	3,926,712
Netlink NBN Trust	5,169,294	3,229,367
Olam Group Ltd.	2,015,638	1,469,080
Oversea-Chinese Banking Corp. Ltd.	6,116,862	59,048,690
SATS Ltd. *	1,490,060	2,903,434
Seatrium Ltd. *	75,702,593	5,067,108
Sembcorp Industries Ltd.	1,578,423	5,986,879
SIA Engineering Co. Ltd.	383,339	652,868
Singapore Airlines Ltd.	2,390,713	11,503,728
Singapore Exchange Ltd.	1,458,341	10,249,384
Singapore Post Ltd.	2,396,504	704,015
Singapore Technologies Engineering Ltd.	2,684,626	7,946,461
Singapore Telecommunications Ltd.	13,070,135	22,843,089
StarHub Ltd.	1,008,862	855,349
Suntec Real Estate Investment Trust	3,641,457	3,141,522
United Overseas Bank Ltd.	2,114,626	43,956,416
UOL Group Ltd.	880,190	3,855,659
Venture Corp. Ltd.	460,280	4,792,444
Wilmar International Ltd.	3,608,675	8,910,309
		371,068,843

Spain 2.1%
Acciona SA	39,756	4,450,623
ACS Actividades de Construccion y Servicios SA	414,241	17,007,404
Aena SME SA	122,640	23,245,018
Amadeus IT Group SA	795,237	46,797,579
Banco Bilbao Vizcaya Argentaria SA	10,438,565	103,765,946
Banco de Sabadell SA	9,068,028	11,746,125
Banco Santander SA	27,939,681	116,268,446
Bankinter SA	1,192,729	7,573,899
CaixaBank SA	6,604,582	29,803,619
Cellnex Telecom SA *	980,416	35,298,057
SECURITY	NUMBER OF SHARES	VALUE ($)
Corp. ACCIONA Energias Renovables SA (a)	99,777	2,062,298
Enagas SA	433,892	6,265,963
Endesa SA	551,356	9,928,258
Ferrovial SE	905,949	33,969,926
Grifols SA *	578,852	4,750,655
Iberdrola SA	10,537,670	121,103,507
Industria de Diseno Textil SA	1,831,359	81,273,856
Mapfre SA	1,750,172	3,710,247
Merlin Properties Socimi SA	580,731	5,501,977
Naturgy Energy Group SA (a)	239,422	5,668,902
Redeia Corp. SA	760,655	12,100,203
Repsol SA	2,237,738	35,657,603
Telefonica SA	8,735,861	35,857,183
		753,807,294

Sweden 2.8%
Alfa Laval AB	539,905	20,333,607
Assa Abloy AB, B Shares	1,684,073	48,077,078
Atlas Copco AB, A Shares	4,414,934	76,693,716
Atlas Copco AB, B Shares	2,688,155	40,228,346
Axfood AB	187,504	5,244,158
Beijer Ref AB	699,925	9,848,714
Boliden AB	478,028	12,119,957
Castellum AB *	747,139	8,960,657
Electrolux AB, B Shares *	377,119	3,229,080
Epiroc AB, A Shares	1,101,174	19,980,325
Epiroc AB, B Shares	642,331	10,602,625
EQT AB	728,691	21,337,950
Essity AB, B Shares	1,060,270	24,766,223
Evolution AB	320,259	41,517,033
Fastighets AB Balder, B Shares *	1,094,844	6,803,461
Getinge AB, B Shares	388,988	7,714,010
H & M Hennes & Mauritz AB, B Shares	1,049,396	14,244,878
Hexagon AB, B Shares	3,690,238	43,277,366
Holmen AB, B Shares	144,577	5,809,655
Husqvarna AB, B Shares	601,446	4,641,866
Industrivarden AB, A Shares	219,031	7,478,524
Industrivarden AB, C Shares	282,301	9,611,512
Indutrade AB	462,057	12,235,248
Investment AB Latour, B Shares	248,378	6,303,395
Investor AB, A Shares	786,074	19,508,556
Investor AB, B Shares	2,893,897	72,826,714
Kinnevik AB, B Shares *	420,210	4,452,887
L E Lundbergforetagen AB, B Shares	127,140	6,917,629
Lifco AB, B Shares	397,463	10,593,943
Nibe Industrier AB, B Shares	2,538,558	14,175,268
Saab AB, B Shares	160,407	12,655,898
Sagax AB, B Shares	317,089	7,504,757
Sagax AB, D Shares	290,371	815,204
Sandvik AB	1,877,297	42,254,128
Securitas AB, B Shares	845,139	9,094,630
Skandinaviska Enskilda Banken AB, A Shares	2,867,530	42,621,720
Skandinaviska Enskilda Banken AB, C Shares	5,327	85,150
Skanska AB, B Shares	622,482	11,490,180
SKF AB, B Shares	672,226	14,669,182
SSAB AB, A Shares	416,410	3,259,664
SSAB AB, B Shares	1,240,642	9,721,357
Svenska Cellulosa AB SCA, B Shares	1,033,775	14,651,253
Svenska Handelsbanken AB, A Shares	2,638,140	31,563,499
Svenska Handelsbanken AB, B Shares (a)	67,544	1,005,250
See financial notes
Schwab International Equity ETFs | Semiannual Report31

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweco AB, B Shares	349,223	3,725,963
Swedbank AB, A Shares	1,755,551	38,580,742
Swedish Orphan Biovitrum AB *	348,836	8,583,143
Tele2 AB, B Shares	957,310	8,041,535
Telefonaktiebolaget LM Ericsson, A Shares	3,414	18,674
Telefonaktiebolaget LM Ericsson, B Shares	5,152,612	28,000,268
Telia Co. AB	4,309,136	10,273,680
Trelleborg AB, B Shares	389,295	14,149,752
Volvo AB, A Shares	376,310	10,502,909
Volvo AB, B Shares	2,634,511	72,587,844
Volvo Car AB, B Shares *	1,141,097	4,164,101
		989,554,864

Switzerland 7.7%
ABB Ltd.	2,613,597	120,862,722
Adecco Group AG	277,060	11,147,846
Alcon, Inc.	858,486	73,296,210
Avolta AG *	192,452	7,559,951
Bachem Holding AG	54,542	4,335,858
Baloise Holding AG	78,262	12,674,080
Banque Cantonale Vaudoise	49,270	5,925,493
Barry Callebaut AG	5,982	8,437,504
Belimo Holding AG	15,831	7,543,794
BKW AG	31,213	4,395,448
Chocoladefabriken Lindt & Spruengli AG	171	20,623,701
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,786	21,945,966
Cie Financiere Richemont SA, Class A	899,327	143,598,179
Clariant AG *	393,696	4,891,300
DKSH Holding AG	61,869	4,563,502
Emmi AG	3,544	3,622,282
EMS-Chemie Holding AG	12,218	8,554,196
Flughafen Zurich AG	32,597	6,904,026
Geberit AG	57,868	33,726,486
Georg Fischer AG	143,193	10,651,458
Givaudan SA	13,907	58,546,646
Helvetia Holding AG	60,339	8,558,675
Holcim AG	910,725	74,570,748
Julius Baer Group Ltd.	357,437	19,192,120
Kuehne & Nagel International AG	87,976	29,733,300
Logitech International SA	274,615	24,319,434
Lonza Group AG	130,256	68,341,686
Nestle SA	4,676,923	487,370,910
Novartis AG	3,613,251	367,213,482
Partners Group Holding AG	38,454	55,417,780
PSP Swiss Property AG	78,073	9,974,689
Roche Holding AG	1,210,202	318,785,252
Roche Holding AG, Bearer Shares	52,139	14,530,590
Sandoz Group AG *	755,912	23,573,157
Schindler Holding AG	32,602	8,323,127
Schindler Holding AG, Participation Certificates	71,128	18,812,914
SGS SA	252,816	24,347,052
SIG Group AG	574,734	11,422,230
Sika AG	253,998	73,699,948
Sonova Holding AG	88,218	27,280,406
Straumann Holding AG	185,733	29,445,604
Swatch Group AG	89,829	4,126,493
Swatch Group AG, Bearer Shares	50,397	11,938,918
Swiss Life Holding AG	51,666	37,645,682
Swiss Prime Site AG	132,613	12,725,908
Swiss Re AG	503,684	60,976,338
Swisscom AG	45,193	25,938,950
SECURITY	NUMBER OF SHARES	VALUE ($)
Tecan Group AG	22,050	8,634,195
Temenos AG	105,784	7,964,885
UBS Group AG	5,259,817	150,587,686
VAT Group AG	44,543	22,399,228
Zurich Insurance Group AG	250,683	133,803,884
		2,745,461,919

United Kingdom 12.4%
3i Group PLC	1,661,890	51,882,493
abrdn PLC	3,334,482	6,639,059
Admiral Group PLC	550,281	18,557,440
Airtel Africa PLC	1,902,999	2,283,228
Anglo American PLC	2,112,505	45,454,351
Antofagasta PLC	604,816	13,905,003
Ashtead Group PLC	761,344	54,701,932
Associated British Foods PLC	595,592	17,124,650
AstraZeneca PLC	2,584,570	326,379,426
Auto Trader Group PLC	1,569,702	14,701,343
Aviva PLC	4,767,793	26,916,444
B&M European Value Retail SA	1,629,529	10,838,173
BAE Systems PLC	5,360,546	84,217,826
Barclays PLC	26,202,961	54,510,989
Barratt Developments PLC	1,698,204	10,021,089
Beazley PLC	1,152,822	9,507,870
Berkeley Group Holdings PLC	182,580	10,723,222
BP PLC	29,088,515	169,516,964
British American Tobacco PLC	3,902,609	115,763,405
British Land Co. PLC	1,628,370	7,166,068
BT Group PLC	10,993,051	14,524,463
Bunzl PLC	588,638	23,477,166
Burberry Group PLC	619,036	10,062,188
Centrica PLC	9,688,374	15,423,308
Coca-Cola HBC AG	342,988	10,694,716
Compass Group PLC	3,004,358	82,467,878
ConvaTec Group PLC	2,839,285	8,842,406
CRH PLC	1,232,453	102,488,107
Croda International PLC	242,875	14,642,332
DCC PLC	172,427	12,249,145
Diageo PLC	3,877,164	145,268,894
DS Smith PLC	2,222,116	9,053,799
Endeavour Mining PLC	319,507	5,153,045
Entain PLC	1,107,106	12,785,961
Experian PLC	1,600,236	68,519,804
Ferguson PLC	357,967	74,645,795
Flutter Entertainment PLC *	308,026	66,647,499
Fresnillo PLC	321,110	1,849,781
Glencore PLC	21,504,331	102,047,951
GSK PLC	7,017,807	147,769,470
Haleon PLC	9,993,635	41,900,086
Halma PLC	661,119	19,251,225
Hargreaves Lansdown PLC	659,825	6,079,559
Hikma Pharmaceuticals PLC	281,941	7,015,134
Hiscox Ltd.	587,996	8,427,091
Howden Joinery Group PLC	915,813	9,580,446
HSBC Holdings PLC	34,094,622	265,021,539
IMI PLC	445,615	9,768,587
Imperial Brands PLC	1,548,600	33,389,481
Informa PLC	2,431,427	24,918,786
InterContinental Hotels Group PLC	292,743	31,031,584
Intermediate Capital Group PLC	483,151	11,767,923
International Consolidated Airlines Group SA *	1,949,291	3,630,826
Intertek Group PLC	279,877	16,363,287
ITV PLC	6,453,931	4,566,886
J Sainsbury PLC	3,027,526	9,558,855
JD Sports Fashion PLC	4,301,989	6,415,884
Johnson Matthey PLC	312,919	6,101,672
See financial notes
32Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kingfisher PLC	3,324,964	9,862,867
Land Securities Group PLC	1,290,643	10,115,584
Legal & General Group PLC	10,348,849	31,692,773
Lloyds Banking Group PLC	110,882,786	65,319,638
London Stock Exchange Group PLC	788,032	88,477,848
M&G PLC	3,796,277	10,790,321
Melrose Industries PLC	2,334,185	18,749,185
Mondi PLC	754,582	13,444,254
National Grid PLC	6,455,290	84,718,307
NatWest Group PLC	9,582,726	28,982,914
Next PLC	211,622	22,255,853
NMC Health PLC *(b)	136,583	0
Ocado Group PLC *	1,056,761	6,836,139
Pearson PLC	1,245,649	15,136,019
Persimmon PLC	553,166	9,540,783
Phoenix Group Holdings PLC	1,272,034	8,001,853
Prudential PLC	4,868,145	47,884,302
Reckitt Benckiser Group PLC	1,248,819	78,953,094
RELX PLC	3,325,109	145,573,019
Renishaw PLC	59,925	3,265,556
Rentokil Initial PLC	4,400,103	24,395,387
Rightmove PLC	1,510,911	10,829,013
Rio Tinto PLC	1,911,604	122,814,472
Rolls-Royce Holdings PLC *	14,618,608	68,253,271
RS Group PLC	822,962	7,845,020
Sage Group PLC	1,793,237	28,229,683
Schroders PLC	1,456,700	7,247,154
Segro PLC	2,178,277	23,294,251
Severn Trent PLC	462,955	14,640,375
Shell PLC	11,552,896	359,061,982
Smith & Nephew PLC	1,521,511	20,025,833
Smiths Group PLC	613,927	12,487,520
Smurfit Kappa Group PLC	452,914	19,353,022
Spirax-Sarco Engineering PLC	128,292	16,755,718
SSE PLC	1,904,312	39,156,015
St. James's Place PLC	943,461	6,002,958
Standard Chartered PLC	3,831,222	32,353,931
Tate & Lyle PLC	767,671	5,831,249
Taylor Wimpey PLC	6,127,521	10,684,765
Tesco PLC	12,344,338	43,534,542
Unilever PLC	4,389,210	214,673,174
UNITE Group PLC	613,004	7,444,027
United Utilities Group PLC	1,190,911	15,441,041
Vodafone Group PLC	38,032,240	33,252,863
Weir Group PLC	451,359	10,465,452
Whitbread PLC	343,918	14,369,342
Wise PLC, Class A *	1,311,950	15,231,362
WPP PLC	1,816,238	16,247,570
		4,393,734,835
Total Common Stocks (Cost $28,156,603,187)		35,127,887,302

PREFERRED STOCKS 0.6% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	105,961	11,615,639
FUCHS SE	122,752	5,231,086
Henkel AG & Co. KGaA	285,254	21,472,318
Sartorius AG	42,173	15,964,007
Sixt SE	22,968	1,548,456
Volkswagen AG	351,272	47,645,384
		103,476,890

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.0%
Telecom Italia SpA - RSP *	10,966,325	3,418,944

Republic of Korea 0.3%
Amorepacific Corp.	5,693	157,973
CJ CheilJedang Corp.	493	50,092
Hanwha Corp.	7,032	79,213
Hyundai Motor Co.	36,400	4,360,018
Hyundai Motor Co. 2nd	58,449	7,053,736
LG Chem Ltd.	13,279	2,991,664
LG Electronics, Inc.	37,939	1,250,768
LG H&H Co. Ltd.	3,290	380,490
Mirae Asset Securities Co. Ltd. *	191,327	580,475
Samsung Electronics Co. Ltd.	1,436,495	68,610,004
Samsung Fire & Marine Insurance Co. Ltd. *	6,016	1,027,816
Samsung SDI Co. Ltd.	2,947	507,913
		87,050,162

Spain 0.0%
Grifols SA, B Shares *	434,807	2,416,154
Total Preferred Stocks (Cost $177,281,260)		196,362,150

RIGHTS 0.0% OF NET ASSETS

Republic of Korea 0.0%
LG Display Co. Ltd.
expires 03/07/24, strike KRW 9,090.00 *(b)	119,826	117,882
Total Rights (Cost $0)		117,882

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	31,758	162,495
Total Warrants (Cost $0)		162,495

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)	35,291,059	35,291,059
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)(d)	31,088,338	31,088,338
		66,379,397
Total Short-Term Investments (Cost $66,379,397)		66,379,397
Total Investments in Securities (Cost $28,400,263,844)		35,390,909,226

See financial notes
Schwab International Equity ETFs | Semiannual Report33

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/15/24	1,510	172,736,450	4,829,133

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,431,951.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
KRW —	South Korean Won

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$30,069,720,969	$—	$—	$30,069,720,969
Hong Kong	664,431,498	—	0 *	664,431,498
United Kingdom	4,393,734,835	—	0 *	4,393,734,835
Preferred Stocks[1]	196,362,150	—	—	196,362,150
Rights
Republic of Korea	—	—	117,882	117,882
Warrants
Canada	—	—	162,495	162,495
Short-Term Investments[1]	66,379,397	—	—	66,379,397
Futures Contracts[2]	4,829,133	—	—	4,829,133
Total	$35,395,457,982	$—	$280,377	$35,395,738,359

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
34Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $28,400,263,844) including securities on loan of $29,431,951		$35,390,909,226
Cash		2,746
Foreign currency, at value (cost $32,526,661)		32,605,493
Deposit with broker for futures contracts		7,733,689
Receivables:
Fund shares sold		141,417,826
Dividends		62,344,703
Foreign tax reclaims		43,964,881
Variation margin on future contracts		369,950
Income from securities on loan	+	43,695
Total assets		35,679,392,209

Liabilities
Collateral held for securities on loan		31,088,338
Payables:
Investments bought		143,444,931
Management fees	+	1,649,790
Total liabilities		176,183,059
Net assets		$35,503,209,150

Net Assets by Source
Capital received from investors		$30,991,229,828
Total distributable earnings	+	4,511,979,322
Net assets		$35,503,209,150

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$35,503,209,150		942,500,000		$37.67

See financial notes
Schwab International Equity ETFs | Semiannual Report35

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $27,843,656)		$288,141,409
Income from non-cash dividends - unaffiliated		17,478,115
Interest received from securities - unaffiliated		247,320
Securities on loan, net	+	521,530
Total investment income		306,388,374

Expenses
Management fees		9,704,245
Professional fees	+	57,053 [1]
Total expenses		9,761,298
Expense reduction	–	57,053 [1]
Net expenses	–	9,704,245
Net investment income		296,684,129

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(239,154,242)
Net realized gains on futures contracts		3,825,872
Net realized gains on foreign currency transactions	+	153,184
Net realized losses		(235,175,186)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		2,837,031,164
Net change in unrealized appreciation (depreciation) on futures contracts		6,859,836
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(763,725)
Net change in unrealized appreciation (depreciation)	+	2,843,127,275
Net realized and unrealized gains		2,607,952,089
Increase in net assets resulting from operations		$2,904,636,218

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
36Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$296,684,129	$930,888,626
Net realized losses		(235,175,186)	(488,539,544)
Net change in unrealized appreciation (depreciation)	+	2,843,127,275	4,000,677,892
Increase in net assets resulting from operations		$2,904,636,218	$4,443,026,974

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($646,088,400 )	($892,762,840 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		42,500,000	$1,492,522,350	69,200,000	$2,199,189,931
Shares redeemed	+	—	—	(3,300,000)	(117,312,049)
Net transactions in fund shares		42,500,000	$1,492,522,350	65,900,000	$2,081,877,882

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		900,000,000	$31,752,138,982	834,100,000	$26,119,996,966
Total increase	+	42,500,000	3,751,070,168	65,900,000	5,632,142,016
End of period		942,500,000	$35,503,209,150	900,000,000	$31,752,138,982
See financial notes
Schwab International Equity ETFs | Semiannual Report37

Schwab International Small-Cap Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$34.02	$31.67	$43.21	$33.20	$31.15	$35.86
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.96	0.93	0.72	0.64	0.82
Net realized and unrealized gains (losses)	0.81	2.12	(11.45)	10.11	2.36	(4.63)
Total from investment operations	1.12	3.08	(10.52)	10.83	3.00	(3.81)
Less distributions:
Distributions from net investment income	(0.86)	(0.73)	(1.02)	(0.82)	(0.95)	(0.90)
Net asset value at end of period	$34.28	$34.02	$31.67	$43.21	$33.20	$31.15
Total return	3.41%[2]	9.87%	(24.85%)	33.01%	9.63%	(10.57%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11%[3]	0.11%	0.11%[4]	0.11%	0.11%[5]	0.12%
Net investment income (loss)	1.89%[3]	2.95%	2.49%	1.87%	2.07%	2.54%
Portfolio turnover rate[6]	7%[2]	15%	18%	22%	17%	20%
Net assets, end of period (x 1,000,000)	$3,938	$3,767	$3,383	$3,832	$2,596	$2,187

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended August 31, 2020, is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
38Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 6.4%
Abacus Group	906,034	660,760
Abacus Storage King	1,011,762	820,217
Accent Group Ltd.	658,378	865,980
Alkane Resources Ltd. *	839,591	262,416
Alpha HPA Ltd. *	1,315,177	745,049
APM Human Services International Ltd.	560,025	598,043
Arafura Rare Earths Ltd. *(a)	3,437,103	346,901
ARB Corp. Ltd.	149,604	4,036,864
Arena REIT	661,225	1,476,810
AUB Group Ltd.	177,743	3,497,584
Audinate Group Ltd. *	139,168	2,100,555
Aussie Broadband Ltd. *	354,580	1,050,526
Austal Ltd.	627,721	837,918
Australian Agricultural Co. Ltd. *	630,616	558,451
Australian Clinical Labs Ltd. (a)	262,665	408,772
Australian Ethical Investment Ltd.	225,245	783,209
Australian Finance Group Ltd. (a)	402,612	390,620
AVZ Minerals Ltd. *(b)	641,362	0
Baby Bunting Group Ltd.	243,549	249,775
Bapcor Ltd.	657,446	2,547,172
Bega Cheese Ltd.	576,205	1,579,575
Bellevue Gold Ltd. *	2,085,325	2,077,525
Boss Energy Ltd. *	652,185	2,131,845
Bravura Solutions Ltd. *	816,210	659,029
Breville Group Ltd.	275,843	4,908,884
Brickworks Ltd.	114,185	2,168,092
BWP Trust	927,990	2,108,870
Calix Ltd. *	303,549	376,535
Capricorn Metals Ltd. *	591,837	1,830,530
Carnarvon Energy Ltd. *	3,404,610	399,044
Cedar Woods Properties Ltd.	128,751	389,000
Centuria Capital Group	1,373,073	1,448,404
Centuria Industrial REIT	1,036,668	2,268,089
Centuria Office REIT	894,077	678,238
Cettire Ltd. *	390,389	1,217,627
Chalice Mining Ltd. *	654,628	481,675
Champion Iron Ltd.	890,102	4,480,231
Charter Hall Long Wale REIT	1,269,164	3,082,533
Charter Hall Retail REIT	961,881	2,210,941
Charter Hall Social Infrastructure REIT	634,188	1,094,322
Clinuvel Pharmaceuticals Ltd.	76,418	680,711
Codan Ltd.	233,019	1,552,202
Collins Foods Ltd.	205,195	1,469,740
Cooper Energy Ltd. *	5,078,111	479,459
Core Lithium Ltd. *(a)	4,075,667	557,313
Coronado Global Resources, Inc.	1,417,486	1,255,275
Corporate Travel Management Ltd.	220,302	2,275,112
Credit Corp. Group Ltd.	111,942	1,398,779
Cromwell Property Group	2,699,833	703,199
Data#3 Ltd.	284,628	1,558,672
De Grey Mining Ltd. *	2,870,737	2,364,640
Dexus Industria REIT	395,672	744,585
Dicker Data Ltd.	100,221	821,610
SECURITY	NUMBER OF SHARES	VALUE ($)
Eagers Automotive Ltd.	372,439	3,591,628
Elders Ltd.	310,905	1,842,257
Emeco Holdings Ltd.	1,072,232	464,292
EML Payments Ltd. *	578,108	372,671
EVT Ltd.	198,073	1,492,244
Fineos Corp. Ltd. *	307,608	331,495
Firefinch Ltd. *(b)	2,051,119	1
FleetPartners Group Ltd. *	485,517	1,103,344
G8 Education Ltd.	1,555,814	1,281,532
GDI Property Group Partnership	836,162	329,403
Genesis Minerals Ltd. *	1,961,156	1,953,821
Gold Road Resources Ltd.	2,061,433	1,986,608
GQG Partners, Inc.	1,219,730	1,739,358
GrainCorp Ltd., Class A	423,683	2,146,356
Growthpoint Properties Australia Ltd.	533,988	771,908
GUD Holdings Ltd.	276,913	2,109,650
GWA Group Ltd.	480,848	839,119
Hansen Technologies Ltd.	323,423	1,010,865
Healius Ltd. *	1,305,072	943,276
HealthCo REIT	888,046	800,878
Helia Group Ltd.	607,546	1,633,843
HMC Capital Ltd.	483,312	2,206,108
HomeCo Daily Needs REIT	3,329,987	2,699,561
Hotel Property Investments Ltd.	378,808	725,183
HUB24 Ltd.	109,979	2,795,766
Imdex Ltd.	986,564	1,361,891
Imugene Ltd. *	13,453,282	1,051,213
Infomedia Ltd.	737,818	768,689
Ingenia Communities Group	731,422	2,305,125
Inghams Group Ltd.	711,251	1,685,798
Integral Diagnostics Ltd.	328,538	472,780
ioneer Ltd. *(a)	4,054,360	343,200
IPH Ltd.	352,939	1,454,737
IRESS Ltd. *	348,993	1,783,888
Johns Lyng Group Ltd.	362,754	1,485,744
Judo Capital Holdings Ltd. *	997,863	808,950
Jumbo Interactive Ltd.	98,364	1,159,300
Karoon Energy Ltd. *	1,265,045	1,593,926
Kelsian Group Ltd.	388,467	1,527,820
Kogan.com Ltd. *	138,078	712,982
Latin Resources Ltd. *	4,288,108	614,285
Leo Lithium Ltd. *(b)	1,797,999	591,238
Life360, Inc. *	350,317	1,861,369
Lifestyle Communities Ltd.	185,024	1,849,344
Link Administration Holdings Ltd.	959,338	1,374,281
Lovisa Holdings Ltd.	105,106	2,220,187
Macquarie Technology Group Ltd. *	25,094	1,269,452
Mayne Pharma Group Ltd. *	171,618	759,894
McMillan Shakespeare Ltd.	114,760	1,636,499
Megaport Ltd. *	283,973	2,675,634
Mesoblast Ltd. *(a)	1,999,034	383,993
Monadelphous Group Ltd.	175,204	1,612,009
Mount Gibson Iron Ltd. *	1,421,749	458,257
Myer Holdings Ltd.	1,616,704	857,964
MyState Ltd.	218,847	453,157
Nanosonics Ltd. *	449,165	798,454
National Storage REIT	2,401,353	3,533,830
See financial notes
Schwab International Equity ETFs | Semiannual Report39

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Netwealth Group Ltd.	158,844	1,980,709
Neuren Pharmaceuticals Ltd. *	208,419	2,627,386
nib holdings Ltd.	934,132	4,452,465
Nick Scali Ltd.	87,775	837,316
Nickel Industries Ltd.	4,997,332	2,294,080
Nine Entertainment Co. Holdings Ltd.	2,626,972	2,942,152
NRW Holdings Ltd.	843,625	1,636,993
Nuix Ltd. *	354,863	489,867
OFX Group Ltd. *	430,651	426,236
Omni Bridgeway Ltd. *	490,545	536,623
oOh!media Ltd.	822,825	988,519
Opthea Ltd. *	1,224,012	510,090
Paladin Energy Ltd. *	5,629,828	4,545,671
Perenti Ltd. *	1,797,260	1,064,960
Perseus Mining Ltd.	2,657,806	3,037,257
PEXA Group Ltd. *	260,046	2,165,718
Pinnacle Investment Management Group Ltd.	192,987	1,409,945
PolyNovo Ltd. *	1,159,911	1,722,030
PPK Mining Equipment Group Pty. Ltd. *(b)	78,953	1,445
Premier Investments Ltd.	156,974	3,085,830
PWR Holdings Ltd.	119,762	963,871
Ramelius Resources Ltd.	2,121,042	1,995,714
Red 5 Ltd. *	5,939,698	1,276,320
Regis Healthcare Ltd.	270,804	638,329
Regis Resources Ltd. *	1,333,459	1,575,932
Reliance Worldwide Corp. Ltd.	1,518,706	5,419,203
Resolute Mining Ltd. *	3,992,647	870,937
Rural Funds Group	723,155	974,727
Sandfire Resources Ltd. *	874,171	4,320,354
Sayona Mining Ltd. *	15,473,691	403,028
Select Harvests Ltd. *	240,222	689,815
Service Stream Ltd.	1,109,506	812,762
Seven West Media Ltd. *	1,829,216	250,130
SG Fleet Group Ltd.	219,333	404,177
Sigma Healthcare Ltd.	2,485,790	1,853,323
Silex Systems Ltd. *(a)	381,106	1,240,786
Silver Lake Resources Ltd. *	1,669,229	1,173,872
SiteMinder Ltd. *	402,988	1,414,367
SmartGroup Corp. Ltd.	166,535	1,189,579
Southern Cross Media Group Ltd.	425,062	254,637
Stanmore Resources Ltd.	464,669	1,007,556
Strike Energy Ltd. *	5,674,578	794,426
Super Retail Group Ltd.	314,723	3,342,440
Superloop Ltd. *	802,149	540,601
Syrah Resources Ltd. *(a)	1,281,927	509,183
Technology One Ltd.	542,485	5,983,872
Telix Pharmaceuticals Ltd. *	323,859	2,623,358
Temple & Webster Group Ltd. *	207,536	1,717,593
Tietto Minerals Ltd. *	2,137,713	835,183
Tyro Payments Ltd. *	660,013	481,340
Ventia Services Group Pty. Ltd.	1,379,548	3,404,530
Virgin Australia Holdings Pty. Ltd. *(b)	424,000	0
Viva Energy Group Ltd.	2,117,566	5,060,392
Vulcan Energy Resources Ltd. *(a)	245,278	364,145
Vulcan Steel Ltd.	183,785	934,636
Waypoint REIT Ltd.	1,299,314	1,988,214
Webjet Ltd. *	740,335	3,355,202
Weebit Nano Ltd. *(a)	349,812	988,566
West African Resources Ltd. *	2,046,736	1,172,805
Westgold Resources Ltd. *	744,143	949,716
Zip Co. Ltd. *(a)	1,583,981	990,153
		251,848,031

SECURITY	NUMBER OF SHARES	VALUE ($)
Austria 1.0%
Agrana Beteiligungs AG	18,050	260,763
AT&S Austria Technologie & Systemtechnik AG (a)	50,870	1,033,820
BAWAG Group AG	155,317	8,781,989
CA Immobilien Anlagen AG	65,164	2,094,362
DO & Co. AG	13,355	2,078,215
EVN AG	70,092	1,820,402
Flughafen Wien AG	10,684	576,929
Immofinanz AG *	61,171	1,390,121
Lenzing AG *	36,715	1,150,217
Mayr Melnhof Karton AG (a)	16,590	2,118,439
Oesterreichische Post AG (a)	64,121	2,078,187
Palfinger AG	26,932	698,010
Porr AG	47,378	695,223
Schoeller-Bleckmann Oilfield Equipment AG	21,619	974,402
Strabag SE	24,863	1,173,080
UNIQA Insurance Group AG	208,534	1,825,631
Vienna Insurance Group AG Wiener Versicherung Gruppe	74,088	2,152,681
Wienerberger AG	205,360	7,178,042
		38,080,513

Belgium 1.3%
Aedifica SA	90,982	5,183,719
AGFA-Gevaert NV *	259,285	289,564
Barco NV	137,366	2,440,844
Bekaert SA	64,717	3,204,734
bpost SA	195,682	734,798
Cofinimmo SA *	65,654	4,099,441
Colruyt Group NV	93,511	4,490,944
Deme Group NV	13,378	1,855,952
Euronav NV	206,277	3,648,576
Fagron	110,580	2,150,365
Gimv NV	38,347	1,836,252
KBC Ancora	67,543	3,166,332
Kinepolis Group NV	27,178	1,273,483
Melexis NV	39,124	3,285,433
Montea NV	31,420	2,516,086
Ontex Group NV *	125,193	1,002,535
Proximus SADP	267,438	2,237,704
Retail Estates NV	24,333	1,561,485
Shurgard Self Storage Ltd.	48,458	2,080,511
Tessenderlo Group SA	44,220	1,179,569
Van de Velde NV	10,879	389,677
VGP NV	19,398	2,128,543
Xior Student Housing NV	60,488	1,665,883
		52,422,430

Canada 20.6%
Air Canada *	336,989	4,501,965
Alamos Gold, Inc., Class A	767,651	9,061,151
Algonquin Power & Utilities Corp.	1,325,559	7,749,978
Allied Properties Real Estate Investment Trust	253,277	3,172,615
AltaGas Ltd.	539,632	11,573,631
ARC Resources Ltd.	1,174,278	20,025,104
Aritzia, Inc. *	172,152	4,555,266
Atco Ltd., Class I	146,482	4,014,256
ATS Corp. *	153,135	5,773,822
B2Gold Corp.	2,528,325	6,095,494
Ballard Power Systems, Inc. *	495,479	1,570,804
Bausch Health Cos., Inc. *	612,221	5,764,045
Baytex Energy Corp.	1,317,161	4,204,893
See financial notes
40Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BlackBerry Ltd. *	1,022,957	2,865,954
Boardwalk Real Estate Investment Trust	71,686	4,018,348
Bombardier, Inc., Class B *	164,676	5,968,572
Boralex, Inc., Class A	159,033	3,497,589
Boyd Group Services, Inc.	41,499	9,745,159
Brookfield Infrastructure Corp., Class A	230,709	7,659,399
Brookfield Renewable Corp., Class A	257,526	6,117,512
BRP, Inc.	64,664	4,270,727
CAE, Inc. *	571,186	10,671,179
Cameco Corp.	836,331	33,913,227
Canada Goose Holdings, Inc. *(a)	96,952	1,321,667
Canadian Apartment Properties REIT	321,692	11,291,891
Canadian Western Bank	190,876	4,079,696
Canfor Corp. *	111,913	1,363,897
Capital Power Corp.	224,981	6,361,206
Capstone Copper Corp. *	845,208	4,436,820
Cargojet, Inc.	16,408	1,339,520
Cascades, Inc.	186,804	1,448,872
Celestica, Inc. *	226,371	9,626,630
Centerra Gold, Inc.	415,875	2,088,037
Chartwell Retirement Residences	464,955	4,168,432
Choice Properties Real Estate Investment Trust	488,104	4,818,603
CI Financial Corp.	285,400	3,560,267
Cogeco Communications, Inc.	17,637	776,556
Colliers International Group, Inc.	60,340	7,025,839
Crescent Point Energy Corp.	1,014,306	7,395,942
Cronos Group, Inc. *(a)	385,980	808,186
Definity Financial Corp.	143,663	4,860,615
Descartes Systems Group, Inc. *	163,834	14,208,570
Dream Industrial Real Estate Investment Trust	485,680	4,551,180
Dye & Durham Ltd.	88,917	863,374
Eldorado Gold Corp. *	356,141	3,704,906
Element Fleet Management Corp.	760,792	12,704,640
Emera, Inc.	532,338	18,681,969
Enerplus Corp.	400,219	7,096,448
Enghouse Systems Ltd.	86,262	2,256,479
Equinox Gold Corp. *	504,472	2,053,073
Finning International, Inc.	284,303	7,457,884
First Capital Real Estate Investment Trust	407,251	4,665,964
First Majestic Silver Corp.	548,082	2,468,965
First National Financial Corp.	31,704	939,889
First Quantum Minerals Ltd.	1,267,871	12,011,754
FirstService Corp.	74,362	12,244,634
GFL Environmental, Inc.	382,616	13,802,780
Gibson Energy, Inc.	274,506	4,543,562
Gildan Activewear, Inc.	334,620	11,659,337
Granite Real Estate Investment Trust	115,574	6,141,054
H&R Real Estate Investment Trust	496,677	3,255,398
Hudbay Minerals, Inc.	438,918	2,585,582
iA Financial Corp., Inc.	197,033	12,225,677
IAMGOLD Corp. *	937,300	2,446,302
Innergex Renewable Energy, Inc.	298,108	1,857,200
Ivanhoe Mines Ltd., Class A *	1,096,596	11,666,517
Keyera Corp.	441,019	10,856,803
Kinaxis, Inc. *	53,875	5,587,890
Kinross Gold Corp.	2,378,258	11,642,742
Laurentian Bank of Canada	84,986	1,652,915
Lightspeed Commerce, Inc. *	267,121	3,751,727
Linamar Corp.	82,137	4,022,221
Lithium Americas Argentina Corp. *(a)	191,692	945,493
Lithium Americas Corp. *(a)	187,660	1,032,140
Lundin Gold, Inc.	190,263	2,217,759
Lundin Mining Corp.	1,318,923	10,433,917
Maple Leaf Foods, Inc.	143,390	2,441,018
MEG Energy Corp. *	555,628	11,900,316
SECURITY	NUMBER OF SHARES	VALUE ($)
Methanex Corp.	129,601	5,799,964
Mullen Group Ltd.	160,973	1,780,215
North West Co., Inc.	90,555	2,691,246
Northland Power, Inc.	492,684	8,354,578
NorthWest Healthcare Properties Real Estate Investment Trust	407,221	1,194,927
Novagold Resources, Inc. *	465,645	1,150,080
Nuvei Corp.	120,694	3,197,210
OceanaGold Corp.	1,375,223	2,281,308
Onex Corp.	128,341	9,563,479
Open Text Corp.	519,281	19,981,034
Osisko Gold Royalties Ltd.	356,098	5,203,570
Pan American Silver Corp.	699,674	8,686,925
Paramount Resources Ltd., Class A	148,182	3,252,389
Parex Resources, Inc.	203,220	3,281,246
Parkland Corp.	264,397	8,462,030
PrairieSky Royalty Ltd.	410,726	7,337,259
Premium Brands Holdings Corp.	71,759	4,747,252
Primaris Real Estate Investment Trust	186,546	1,855,351
Primo Water Corp.	303,140	4,925,871
Quebecor, Inc., Class B	99,986	2,339,776
RB Global, Inc.	349,669	26,396,291
RioCan Real Estate Investment Trust	575,733	7,589,565
Russel Metals, Inc.	117,289	3,845,498
SmartCentres Real Estate Investment Trust	255,719	4,375,890
SNC-Lavalin Group, Inc.	340,814	11,525,888
SSR Mining, Inc.	394,377	1,692,243
Stantec, Inc.	216,209	18,063,777
Stelco Holdings, Inc.	82,597	2,457,175
Stella-Jones, Inc.	110,980	6,243,060
Superior Plus Corp.	340,325	2,396,213
TFI International, Inc.	159,029	23,510,521
TMX Group Ltd.	534,542	14,030,077
Topaz Energy Corp.	179,039	2,645,292
Torex Gold Resources, Inc. *	163,975	1,716,699
Toromont Industries Ltd.	156,142	14,349,615
TransAlta Corp.	532,075	3,652,168
Transcontinental, Inc., Class A	139,645	1,476,396
Tricon Residential, Inc.	474,176	5,275,420
Vermilion Energy, Inc.	312,881	3,478,634
West Fraser Timber Co. Ltd.	149,696	12,054,261
Westshore Terminals Investment Corp.	83,940	1,573,159
Whitecap Resources, Inc.	575,144	3,994,438
Winpak Ltd.	61,298	1,820,840
WSP Global, Inc.	227,310	36,102,127
		812,492,402

Denmark 2.5%
ALK-Abello AS *	259,836	4,847,194
Alm Brand AS	1,650,377	3,114,687
Ambu AS, Class B *	352,101	6,164,566
Bavarian Nordic AS *(a)	121,795	2,761,840
Chemometec AS	30,424	2,165,098
D/S Norden AS	42,279	1,901,490
Dfds AS	61,977	1,873,265
FLSmidth & Co. AS (a)	109,178	5,205,066
GN Store Nord AS *	282,033	6,598,089
ISS AS	296,251	5,332,974
Jyske Bank AS	88,990	7,198,471
Netcompany Group AS *(a)	64,490	2,763,737
NKT AS *	104,078	7,826,663
NTG Nordic Transport Group AS, Class A *	31,254	1,270,433
Ringkjoebing Landbobank AS	52,653	9,035,008
Scandinavian Tobacco Group AS, A Shares	105,966	1,947,548
See financial notes
Schwab International Equity ETFs | Semiannual Report41

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Schouw & Co. AS	23,914	2,051,765
Spar Nord Bank AS	150,923	2,659,880
Sydbank AS	110,199	5,912,860
Topdanmark AS	83,164	3,742,700
TORM PLC, Class A	58,773	2,013,621
Zealand Pharma AS *	113,140	10,906,168
		97,293,123

Finland 1.3%
Cargotec OYJ, B Shares	84,691	5,728,025
Citycon OYJ	149,589	637,475
Finnair OYJ *	16,783,049	559,383
F-Secure OYJ	208,634	398,716
Huhtamaki OYJ	179,727	7,061,991
Kemira OYJ	223,260	4,022,655
Kojamo OYJ	318,388	3,531,573
Konecranes OYJ	137,458	7,080,511
Metsa Board OYJ, B Shares	329,401	2,475,624
Nokian Renkaat OYJ	236,688	2,160,730
Outokumpu OYJ	712,177	3,154,404
QT Group OYJ *(a)	38,212	3,224,561
Raisio OYJ, V Shares	219,756	458,971
Revenio Group OYJ	44,698	1,254,717
Sanoma OYJ	145,707	1,048,551
Terveystalo OYJ	139,829	1,098,554
TietoEVRY OYJ	199,436	4,653,073
Tokmanni Group Corp.	92,528	1,567,022
YIT OYJ	314,592	546,740
		50,663,276

France 3.5%
Air France-KLM *	218,932	2,470,100
Altarea SCA	7,505	548,204
Alten SA	56,376	8,278,692
Antin Infrastructure Partners SA	51,576	856,171
ARGAN SA	18,975	1,581,103
Atos SE *(a)	189,143	470,767
Believe SA *	22,045	354,023
Beneteau SACA	71,700	960,566
Boiron SA	9,845	379,274
Bonduelle SCA	25,589	274,142
Carmila SA	111,735	1,791,947
CGG SA *	1,390,071	589,672
Cie Plastic Omnium SE	106,819	1,275,004
Clariane SE (a)	139,014	298,612
Coface SA	203,824	2,924,735
Derichebourg SA	186,784	848,939
Elior Group SA *	221,942	551,921
Elis SA	333,107	7,605,956
Equasens	7,346	373,228
Eramet SA	18,600	1,256,993
Etablissements Maurel et Prom SA	103,066	559,895
Euroapi SA *	91,773	382,352
Eutelsat Communications SACA *(a)	266,086	989,379
Fnac Darty SA	19,156	569,237
Forvia SE *	304,891	4,343,633
Gaztransport Et Technigaz SA	67,529	10,449,944
GL Events SACA	25,374	598,595
ICADE (a)	63,080	1,886,763
ID Logistics Group SACA *	4,944	1,760,200
Imerys SA	76,165	2,410,019
Interparfums SA	36,127	2,017,294
IPSOS SA	73,583	5,132,016
Jacquet Metals SACA	25,046	500,873
Lagardere SA	29,913	663,592
LISI SA	26,731	685,569
SECURITY	NUMBER OF SHARES	VALUE ($)
Manitou BF SA	22,917	548,072
Mercialys SA	173,149	1,883,101
Mersen SA	31,436	1,194,049
Metropole Television SA	128,721	1,755,123
Nexans SA	57,935	5,955,966
Nexity SA	81,575	936,613
OVH Groupe SAS *	51,927	533,832
Peugeot Invest	9,933	1,109,297
Quadient SA	65,599	1,382,846
Rubis SCA	180,397	4,747,670
SES SA, Class A	693,551	4,491,901
SMCP SA *(a)	79,912	222,678
Societe BIC SA	46,253	3,343,520
Sopra Steria Group	27,827	7,130,758
SPIE SA	249,267	8,302,732
Technip Energies NV	261,780	5,702,533
Television Francaise 1 SA	205,911	1,886,228
Trigano SA	15,430	2,497,958
Vallourec SACA *	316,359	4,803,143
Valneva SE *(a)	196,402	651,849
Verallia SA	134,236	4,968,013
Vetoquinol SA	8,162	890,317
Vicat SACA	29,932	1,146,639
Virbac SACA	8,516	3,059,577
Voltalia SA *(a)	74,096	570,903
VusionGroup *	15,305	2,378,348
X-Fab Silicon Foundries SE *	103,745	809,450
		139,542,526

Germany 4.0%
1&1 AG	88,990	1,644,814
About You Holding SE *	90,395	408,305
Adesso SE	7,072	877,030
Adtran Networks SE *	35,239	762,678
AIXTRON SE	206,735	5,745,087
Aroundtown SA *	1,319,207	2,325,528
Atoss Software AG	7,449	1,926,564
Aurubis AG	58,371	3,700,276
Auto1 Group SE *	182,939	686,551
BayWa AG	26,885	832,077
Befesa SA	79,148	2,526,676
Bertrandt AG	8,899	405,907
Bilfinger SE	55,016	2,532,644
BRANICKS Group AG (a)	105,564	141,881
CANCOM SE	68,900	2,035,492
Ceconomy AG *	372,112	804,960
CompuGroup Medical SE & Co. KGaA	45,668	1,450,961
Dermapharm Holding SE	33,329	1,330,151
Deutsche Beteiligungs AG	27,476	752,249
Deutsche EuroShop AG	23,568	478,457
Deutsche Pfandbriefbank AG (a)	236,173	983,451
Deutz AG	250,492	1,557,297
Duerr AG	93,822	2,075,263
Eckert & Ziegler Strahlen- und Medizintechnik AG	28,575	1,309,256
Elmos Semiconductor SE	17,016	1,347,895
ElringKlinger AG	52,603	295,437
Encavis AG *	210,742	2,518,862
Energiekontor AG	13,218	955,498
Evotec SE *	304,664	4,497,002
flatexDEGIRO AG *	166,947	1,746,638
Freenet AG	229,695	6,199,199
Gerresheimer AG	66,817	7,837,975
GFT Technologies SE	33,390	1,164,928
Grand City Properties SA *	195,521	1,822,789
Grenke AG (a)	51,806	1,269,802
Hamburger Hafen und Logistik AG *	48,933	868,427
See financial notes
42Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hensoldt AG	103,567	3,776,930
Hornbach Holding AG & Co. KGaA	17,586	1,312,167
Hugo Boss AG	109,291	7,436,773
Hypoport SE *	8,433	1,756,712
Indus Holding AG	37,150	912,583
Ionos SE *	48,442	1,119,200
Jenoptik AG	97,560	3,084,890
K&S AG	364,557	5,089,121
Kloeckner & Co. SE	140,450	985,642
Kontron AG	79,657	1,837,802
Krones AG	28,047	3,469,128
KWS Saat SE & Co. KGaA	20,657	1,038,342
Lanxess AG	168,898	4,267,750
METRO AG	258,077	1,442,472
MorphoSys AG *(a)	67,720	4,763,410
Nagarro SE *(a)	17,164	1,528,643
New Work SE	5,414	367,344
Nordex SE *	267,872	3,050,964
Norma Group SE	62,311	944,018
Patrizia SE	83,131	664,806
PNE AG	82,458	1,199,278
ProSiebenSat.1 Media SE (a)	323,437	2,123,145
Redcare Pharmacy NV *	15,267	2,310,488
Salzgitter AG	73,063	1,873,844
Secunet Security Networks AG	2,575	420,767
SGL Carbon SE *(a)	99,398	651,835
Siltronic AG	39,967	3,736,826
SMA Solar Technology AG *	17,039	1,015,054
Stabilus SE	47,911	3,162,661
STRATEC SE	14,141	641,948
Stroeer SE & Co. KGaA	61,355	3,435,959
Suedzucker AG	114,585	1,621,897
Synlab AG	151,081	2,032,210
TAG Immobilien AG *	293,479	3,585,573
Takkt AG	64,356	947,143
TeamViewer SE *	260,142	4,107,271
Thyssenkrupp Nucera AG & Co. KGaA *(a)	55,507	909,413
United Internet AG	154,447	3,743,821
Varta AG *(a)	40,411	658,804
Verbio SE	39,148	799,409
Vitesco Technologies Group AG, Class A *	15,660	1,262,512
Vossloh AG	16,815	744,231
Wacker Neuson SE	46,925	844,978
Wuestenrot & Wuerttembergische AG	35,311	512,803
		159,008,574

Hong Kong 0.6%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	439,699	525,136
China Animal Healthcare Ltd. *(b)	192,752	0
Chow Sang Sang Holdings International Ltd.	482,381	594,596
CITIC Telecom International Holdings Ltd.	2,761,052	1,050,983
C-Mer Eye Care Holdings Ltd. *	828,233	322,669
Cowell e Holdings, Inc. *	584,883	1,368,672
Everest Medicines Ltd. *	202,120	623,493
Far East Consortium International Ltd.	2,372,738	345,509
Fortune Real Estate Investment Trust	2,673,132	1,539,933
Frontage Holdings Corp. *	1,107,837	236,318
Giordano International Ltd.	2,246,922	579,755
HKBN Ltd.	1,514,390	624,806
Hong Kong Technology Venture Co. Ltd. *	1,044,407	266,812
IGG, Inc. *	1,611,059	755,235
SECURITY	NUMBER OF SHARES	VALUE ($)
Jacobio Pharmaceuticals Group Co. Ltd. *	738,959	222,760
Jinchuan Group International Resources Co. Ltd.	9,730,172	820,293
JS Global Lifestyle Co. Ltd.	2,291,500	418,563
K Wah International Holdings Ltd.	2,430,068	645,634
Kingkey Financial International Holdings Ltd. *(a)(b)	6,512,976	237,099
LK Technology Holdings Ltd.	715,498	313,478
Luk Fook Holdings International Ltd.	661,517	1,770,231
MH Development NPV *(b)	459,925	0
Pacific Basin Shipping Ltd.	9,108,661	2,664,372
Powerlong Real Estate Holdings Ltd. *(a)	2,624,000	217,862
Prosperity REIT	2,242,449	369,502
Realord Group Holdings Ltd. *	672,416	456,935
Sa Sa International Holdings Ltd. *	2,120,720	257,343
Shun Tak Holdings Ltd. *	2,485,445	263,504
Sirnaomics Ltd. *(a)	137,757	224,527
SmarTone Telecommunications Holdings Ltd.	679,225	351,377
Stella International Holdings Ltd.	836,500	1,145,422
Sun Hung Kai & Co. Ltd.	1,086,818	316,517
SUNeVision Holdings Ltd.	1,173,669	397,280
Sunlight Real Estate Investment Trust	2,100,202	498,975
Superb Summit International Group Ltd. *(b)	1,120,000	0
Texhong International Group Ltd. *	560,500	273,491
Theme International Holdings Ltd. *	9,907,569	506,211
United Laboratories International Holdings Ltd.	1,890,728	2,052,829
Value Partners Group Ltd.	1,828,900	399,476
Vobile Group Ltd. *	2,928,720	673,372
VSTECS Holdings Ltd.	1,296,928	679,211
		25,010,181

Ireland 0.1%
Dalata Hotel Group PLC	430,814	2,102,587

Israel 1.3%
AFI Properties Ltd. *	10,583	486,832
Alony Hetz Properties & Investments Ltd.	291,100	2,135,407
Ashdod Refinery Ltd.	19,540	521,380
Ashtrom Group Ltd.	74,855	1,226,066
AudioCodes Ltd.	48,199	657,750
Camtek Ltd. *	52,212	4,195,555
Cellcom Israel Ltd. *	167,523	738,741
Clal Insurance Enterprises Holdings Ltd. *	133,282	2,550,628
Danel Adir Yeoshua Ltd.	9,253	924,108
Delek Automotive Systems Ltd.	105,579	679,896
Delta Galil Ltd.	18,324	864,485
Elco Ltd.	18,718	679,730
Equital Ltd. *	34,931	1,128,636
FIBI Holdings Ltd.	33,377	1,509,235
Formula Systems 1985 Ltd.	17,879	1,381,623
Fox Wizel Ltd.	13,993	1,169,871
G City Ltd. *	167,202	524,788
Gilat Satellite Networks Ltd. *	59,504	354,365
Hilan Ltd.	28,346	1,626,982
IDI Insurance Co. Ltd.	15,462	511,706
Isracard Ltd.	375,286	1,468,949
Israel Canada T.R Ltd.	284,249	1,110,223
Kamada Ltd. *	75,065	478,561
Kenon Holdings Ltd.	42,370	1,082,502
Matrix IT Ltd.	61,980	1,301,865
See financial notes
Schwab International Equity ETFs | Semiannual Report43

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Maytronics Ltd.	88,787	974,479
Mega Or Holdings Ltd.	38,733	1,008,993
Menora Mivtachim Holdings Ltd.	41,400	1,157,637
Migdal Insurance & Financial Holdings Ltd.	722,839	955,461
Naphtha Israel Petroleum Corp. Ltd. *	58,833	315,118
Oil Refineries Ltd.	4,665,115	1,920,069
One Software Technologies Ltd.	80,791	1,109,304
Partner Communications Co. Ltd. *	196,800	959,315
Paz Oil Co. Ltd.	18,682	1,798,318
Perion Network Ltd. *	82,369	1,873,805
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,540	893,993
Reit 1 Ltd.	385,749	1,756,154
Sapiens International Corp. NV	59,132	1,824,489
Sella Capital Real Estate Ltd.	423,015	943,955
Shikun & Binui Ltd. *	592,259	1,585,283
Shufersal Ltd. *	508,440	3,621,546
Summit Real Estate Holdings Ltd.	79,843	1,067,897
		53,075,700

Italy 2.9%
ACEA SpA	82,032	1,219,713
Alerion Cleanpower SpA	12,102	289,426
Anima Holding SpA	424,611	1,915,167
Ariston Holding NV (a)	205,042	1,217,046
Arnoldo Mondadori Editore SpA	246,966	571,924
Azimut Holding SpA	209,027	5,998,788
Banca Generali SpA	105,896	3,914,579
Banca IFIS SpA	45,478	827,288
Banca Monte dei Paschi di Siena SpA *	1,434,533	5,867,998
Banca Popolare di Sondrio SpA	702,482	5,256,722
BFF Bank SpA	337,750	3,943,705
Biesse SpA	25,028	329,342
BPER Banca	2,050,145	8,222,002
Brembo SpA	283,291	3,504,020
Brunello Cucinelli SpA	65,622	7,882,429
Carel Industries SpA	93,427	2,163,584
Cementir Holding NV	105,269	1,061,705
Credito Emiliano SpA	149,450	1,429,670
Danieli & C Officine Meccaniche SpA	22,316	746,212
De' Longhi SpA	132,817	4,090,498
doValue SpA	114,317	256,076
El.En. SpA	102,038	936,918
Enav SpA	486,650	1,707,330
ERG SpA	106,934	2,916,110
Fincantieri SpA *(a)	814,340	428,722
Gruppo MutuiOnline SpA	31,025	1,143,185
GVS SpA *	128,969	892,511
Iren SpA	1,241,317	2,447,477
Italmobiliare SpA	27,047	856,116
Iveco Group NV *	380,616	4,687,237
Juventus Football Club SpA *(a)	177,179	498,413
Lottomatica Group SpA *	118,333	1,421,401
Maire Tecnimont SpA	316,041	1,812,621
MARR SpA	42,567	521,443
MFE-MediaForEurope NV, Class A	332,972	759,927
MFE-MediaForEurope NV, Class B	108,155	341,757
Piaggio & C SpA	328,253	1,099,758
RAI Way SpA	186,516	968,824
Saipem SpA *	2,037,755	3,706,869
Salcef Group SpA	41,797	1,026,736
Salvatore Ferragamo SpA	126,415	1,648,440
Sanlorenzo SpA	26,341	1,177,253
Saras SpA	1,212,951	2,294,417
Sesa SpA	14,190	1,758,229
SOL SpA	72,130	2,279,221
SECURITY	NUMBER OF SHARES	VALUE ($)
Tamburi Investment Partners SpA	190,909	1,842,803
Technogym SpA	259,752	2,470,787
Tinexta SpA	38,202	761,902
Tod's SpA *(a)	16,744	780,227
Unipol Gruppo SpA	830,307	6,677,779
Webuild SpA	595,750	1,263,595
Zignago Vetro SpA	34,868	493,540
		112,329,442

Japan 18.8%
77 Bank Ltd.	133,886	3,520,020
Abalance Corp. (a)	21,588	290,494
Adastria Co. Ltd.	50,839	1,158,288
ADEKA Corp.	191,664	3,949,300
Advance Logistics Investment Corp.	1,287	1,011,233
Aeon Delight Co. Ltd.	33,722	770,557
Aeon Hokkaido Corp. (a)	101,943	605,514
Ai Holdings Corp.	68,644	1,086,049
Aichi Corp.	48,296	350,434
Aichi Financial Group, Inc.	90,881	1,644,322
Aichi Steel Corp.	21,922	522,162
Aida Engineering Ltd.	106,755	613,412
Aiful Corp.	563,690	1,562,981
Aiphone Co. Ltd.	23,207	437,564
Aisan Industry Co. Ltd.	57,547	599,808
Akita Bank Ltd.	35,504	501,473
Alconix Corp.	51,316	492,691
Alpen Co. Ltd.	29,162	385,787
Altech Corp.	35,440	689,052
Anest Iwata Corp.	62,229	567,948
Anicom Holdings, Inc.	156,920	612,289
AOKI Holdings, Inc.	71,873	536,394
Aoyama Trading Co. Ltd.	86,044	935,923
Appier Group, Inc. *	155,980	1,953,007
Arata Corp.	48,488	1,086,906
ARCLANDS Corp. (a)	99,454	1,117,670
Arcs Co. Ltd.	67,231	1,390,258
ARE Holdings, Inc.	139,198	1,801,473
Argo Graphics, Inc.	28,020	804,075
Arisawa Manufacturing Co. Ltd.	51,900	399,818
Artience Co. Ltd.	65,275	1,240,779
Asahi Diamond Industrial Co. Ltd.	93,731	570,515
Asahi Yukizai Corp.	22,321	642,025
Asanuma Corp.	23,540	691,243
ASKA Pharmaceutical Holdings Co. Ltd.	40,463	564,216
Atom Corp. *	223,939	1,370,536
Autobacs Seven Co. Ltd.	111,747	1,250,593
Avant Group Corp.	40,645	371,500
Avex, Inc.	64,784	563,998
Awa Bank Ltd.	66,233	1,197,920
Axial Retailing, Inc.	26,535	707,387
Bando Chemical Industries Ltd.	79,566	908,521
Bank of Iwate Ltd.	30,361	536,952
Bank of Nagoya Ltd.	29,546	1,306,838
Bank of Saga Ltd.	17,800	243,684
Bank of the Ryukyus Ltd.	76,556	588,223
Base Co. Ltd.	32,306	730,646
Belc Co. Ltd.	18,033	765,080
Bell System24 Holdings, Inc.	62,234	707,705
Belluna Co. Ltd.	92,419	382,841
BML, Inc.	35,391	664,926
Broadleaf Co. Ltd.	162,866	603,933
BRONCO BILLY Co. Ltd.	17,280	384,462
Bunka Shutter Co. Ltd.	88,531	929,851
C Uyemura & Co. Ltd.	20,877	1,651,525
Canon Electronics, Inc.	34,896	525,993
Carta Holdings, Inc.	38,347	374,067
See financial notes
44Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cawachi Ltd.	23,369	432,499
Central Glass Co. Ltd.	43,276	828,394
Change Holdings, Inc. (a)	61,650	602,619
Chilled & Frozen Logistics Holdings Co. Ltd.	40,952	501,537
Chiyoda Corp. *	296,631	786,814
Chiyoda Integre Co. Ltd.	21,266	371,697
Chofu Seisakusho Co. Ltd.	33,480	463,043
Chori Co. Ltd.	22,310	474,760
Chubu Shiryo Co. Ltd.	51,298	419,172
Chubu Steel Plate Co. Ltd.	45,228	743,677
Chudenko Corp.	49,644	968,534
Chugoku Marine Paints Ltd.	83,959	1,211,675
CI Takiron Corp.	75,000	325,717
Citizen Watch Co. Ltd.	394,868	2,749,064
CKD Corp.	114,150	2,341,421
CMK Corp.	89,671	372,056
COLOPL, Inc.	96,565	367,111
Colowide Co. Ltd.	133,790	2,002,336
Comforia Residential REIT, Inc.	1,322	2,532,354
Computer Engineering & Consulting Ltd.	48,316	603,668
Comture Corp.	43,674	530,204
Cosel Co. Ltd.	39,800	409,248
CRE Logistics REIT, Inc.	1,182	1,125,376
Create Restaurants Holdings, Inc. (a)	195,822	1,372,468
Create SD Holdings Co. Ltd.	41,812	919,099
CTI Engineering Co. Ltd.	20,620	800,442
Curves Holdings Co. Ltd.	118,670	569,286
Cybozu, Inc.	47,192	583,003
Dai Nippon Toryo Co. Ltd.	47,540	365,277
Dai-Dan Co. Ltd.	50,752	629,695
Daido Metal Co. Ltd.	77,465	289,840
Daiei Kankyo Co. Ltd.	72,792	1,362,753
Daihen Corp.	38,058	2,003,722
Daiho Corp.	15,280	321,587
Daiichi Jitsugyo Co. Ltd.	51,720	687,319
Daiki Aluminium Industry Co. Ltd.	52,504	416,749
Daikoku Denki Co. Ltd. (a)	19,920	537,029
Daikokutenbussan Co. Ltd.	9,873	618,753
Daikyonishikawa Corp.	112,845	566,977
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	23,973	433,747
Daiseki Co. Ltd.	85,251	2,258,437
Daishi Hokuetsu Financial Group, Inc.	81,721	2,353,294
Daito Pharmaceutical Co. Ltd.	26,648	370,156
Daiwa Industries Ltd.	50,607	481,488
Daiwabo Holdings Co. Ltd.	172,030	3,014,289
DCM Holdings Co. Ltd.	169,869	1,636,608
Demae-Can Co. Ltd. *(a)	141,160	365,939
Denyo Co. Ltd.	26,703	415,701
Dexerials Corp.	87,591	3,526,581
Digital Arts, Inc.	18,891	559,144
Digital Garage, Inc.	61,599	1,430,190
Dip Corp.	39,359	688,723
DKK Co. Ltd.	17,876	252,010
Doshisha Co. Ltd.	41,182	578,920
Doutor Nichires Holdings Co. Ltd.	49,176	676,839
DTS Corp.	73,667	1,981,090
Duskin Co. Ltd.	75,815	1,703,013
DyDo Group Holdings, Inc.	30,508	638,004
Eagle Industry Co. Ltd.	52,031	613,581
Earth Corp.	28,377	801,996
EDION Corp.	154,842	1,590,113
eGuarantee, Inc.	59,373	783,468
Ehime Bank Ltd.	63,945	478,081
Eiken Chemical Co. Ltd.	60,456	762,617
Eizo Corp.	36,589	1,261,437
Elan Corp.	62,242	396,316
SECURITY	NUMBER OF SHARES	VALUE ($)
Elecom Co. Ltd.	81,911	876,191
Elematec Corp.	30,490	387,262
EM Systems Co. Ltd.	70,541	338,401
en Japan, Inc.	51,886	873,953
Enplas Corp. (a)	12,888	715,569
eRex Co. Ltd. (a)	68,594	330,894
ES-Con Japan Ltd. *	74,123	497,719
ESCON Japan Reit Investment Corp.	612	471,870
ESPEC Corp.	35,941	671,177
euglena Co. Ltd. *	171,407	705,463
Exedy Corp.	54,267	1,091,359
FCC Co. Ltd.	66,292	937,664
Ferrotec Holdings Corp.	89,020	1,777,783
FIDEA Holdings Co. Ltd.	35,369	383,536
Financial Partners Group Co. Ltd.	110,175	1,403,780
Fixstars Corp.	39,578	509,038
France Bed Holdings Co. Ltd. (a)	60,751	544,717
Fudo Tetra Corp.	15,400	220,191
Fuji Co. Ltd.	61,658	778,604
Fuji Corp.	163,410	2,812,482
Fuji Seal International, Inc.	77,659	1,051,746
Fuji Soft, Inc.	79,652	3,395,335
Fujibo Holdings, Inc.	21,054	629,496
Fujicco Co. Ltd.	41,462	541,580
Fujimi, Inc.	111,100	2,787,335
Fujimori Kogyo Co. Ltd.	29,138	755,365
Fujio Food Group, Inc. *	50,801	470,097
Fujita Kanko, Inc. *	15,091	616,062
Fujitec Co. Ltd. (a)	145,928	3,753,744
Fujiya Co. Ltd.	21,376	352,196
Fukuda Corp.	9,576	341,017
Fukui Bank Ltd.	43,809	554,089
Fukuoka REIT Corp.	1,404	1,554,372
Fukushima Galilei Co. Ltd.	21,833	831,483
Fukuyama Transporting Co. Ltd.	56,835	1,547,422
FULLCAST Holdings Co. Ltd.	37,615	385,776
Funai Soken Holdings, Inc.	59,106	993,591
Furukawa Co. Ltd.	59,886	708,213
Furuno Electric Co. Ltd.	47,023	712,555
Furuya Metal Co. Ltd.	8,480	577,911
Fuso Chemical Co. Ltd.	37,404	1,209,563
Futaba Industrial Co. Ltd.	112,605	805,020
Future Corp.	64,885	729,181
Gakken Holdings Co. Ltd.	55,428	362,187
Genky DrugStores Co. Ltd.	15,921	711,642
Geo Holdings Corp.	45,793	592,644
giftee, Inc. *	38,761	358,423
Giken Ltd.	28,159	379,668
Global One Real Estate Investment Corp.	1,979	1,408,188
GLOBERIDE, Inc.	37,843	504,422
Glory Ltd.	91,028	1,775,615
GMO Financial Holdings, Inc.	87,600	423,748
Godo Steel Ltd.	16,900	672,974
Goldcrest Co. Ltd.	29,562	451,321
Gree, Inc.	134,185	445,580
gremz, Inc.	30,009	407,418
G-Tekt Corp.	41,150	561,424
Gunma Bank Ltd.	753,513	4,066,866
Gunze Ltd.	29,720	1,115,964
H.U. Group Holdings, Inc.	101,176	1,737,304
H2O Retailing Corp.	156,069	1,823,777
Hakuto Co. Ltd.	20,265	800,201
Halows Co. Ltd.	16,364	505,122
Hamakyorex Co. Ltd.	30,268	763,424
Hankyu Hanshin REIT, Inc.	1,304	1,184,900
Hanwa Co. Ltd.	71,726	2,726,805
Happinet Corp.	30,143	637,420
Hazama Ando Corp.	296,947	2,450,254
See financial notes
Schwab International Equity ETFs | Semiannual Report45

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care & Medical Investment Corp.	654	568,924
Heiwa Real Estate Co. Ltd.	61,143	1,601,393
Heiwa Real Estate REIT, Inc.	1,910	1,730,447
Heiwado Co. Ltd. (a)	57,547	790,901
Hibiya Engineering Ltd.	31,326	530,577
Hiday Hidaka Corp.	52,599	928,838
HI-LEX Corp.	51,909	589,946
Hioki EE Corp.	17,621	794,693
Hirata Corp.	16,062	871,407
HIS Co. Ltd. *	79,203	905,963
Hitachi Zosen Corp.	317,545	2,609,610
Hochiki Corp.	28,060	414,704
Hogy Medical Co. Ltd.	35,370	853,115
Hokkaido Electric Power Co., Inc.	336,024	1,540,138
Hokkaido Gas Co. Ltd.	21,632	322,738
Hokkoku Financial Holdings, Inc.	38,152	1,232,478
Hokuetsu Corp. (a)	257,928	2,559,117
Hokuhoku Financial Group, Inc.	238,058	2,743,703
Hokuriku Electric Power Co. *	334,212	1,617,357
Hokuto Corp.	38,600	464,479
Honeys Holdings Co. Ltd.	29,740	330,246
Hoosiers Holdings Co. Ltd.	48,480	355,656
Hoshino Resorts REIT, Inc.	499	1,833,701
Hosiden Corp.	98,762	1,282,118
Hosokawa Micron Corp.	21,252	673,044
Hulic Reit, Inc. (a)	2,471	2,417,013
Hyakugo Bank Ltd.	394,099	1,740,492
Hyakujushi Bank Ltd.	49,908	937,338
Ichibanya Co. Ltd.	156,365	1,288,154
Ichigo Office REIT Investment Corp.	2,227	1,166,545
Ichigo, Inc.	367,119	956,614
Ichikoh Industries Ltd.	112,617	413,839
Ichiyoshi Securities Co. Ltd.	66,524	356,910
Icom, Inc.	17,672	405,581
Idec Corp.	48,820	927,342
IDOM, Inc.	103,599	627,118
Iino Kaiun Kaisha Ltd.	158,860	1,360,717
I'll, Inc.	34,202	882,072
Inaba Denki Sangyo Co. Ltd.	101,209	2,390,418
Inabata & Co. Ltd.	73,821	1,575,854
Inageya Co. Ltd.	45,967	394,038
Ines Corp.	35,631	374,950
Infocom Corp.	39,777	609,133
Infomart Corp.	397,335	1,128,265
Insource Co. Ltd.	78,919	464,540
Integrated Design & Engineering Holdings Co. Ltd.	27,023	665,329
Iriso Electronics Co. Ltd.	38,650	782,451
Ishihara Sangyo Kaisha Ltd.	65,715	652,891
Istyle, Inc. *	126,223	400,587
Itochu Enex Co. Ltd.	87,209	890,910
Itochu-Shokuhin Co. Ltd.	9,440	476,825
J Trust Co. Ltd. (a)	185,964	519,362
JAC Recruitment Co. Ltd.	105,088	538,535
Jaccs Co. Ltd.	47,557	1,734,892
JAFCO Group Co. Ltd.	97,652	1,173,103
Japan Elevator Service Holdings Co. Ltd.	135,126	2,171,297
Japan Excellent, Inc.	2,404	1,896,923
Japan Lifeline Co. Ltd.	126,691	1,107,181
Japan Material Co. Ltd.	109,829	1,866,073
Japan Petroleum Exploration Co. Ltd.	54,519	2,218,352
Japan Pulp & Paper Co. Ltd.	20,203	693,816
Japan Securities Finance Co. Ltd.	159,120	1,729,727
Japan Transcity Corp.	92,389	382,099
Japan Wool Textile Co. Ltd.	120,353	1,104,060
JCU Corp.	39,322	1,125,775
JINS Holdings, Inc.	27,561	757,757
JM Holdings Co. Ltd.	26,327	458,572
SECURITY	NUMBER OF SHARES	VALUE ($)
J-Oil Mills, Inc.	33,477	437,055
Joshin Denki Co. Ltd.	36,572	572,270
Joyful Honda Co. Ltd.	109,604	1,528,319
JSB Co. Ltd.	22,104	401,851
Juroku Financial Group, Inc.	64,455	1,914,228
JVCKenwood Corp.	288,937	1,602,310
K&O Energy Group, Inc.	26,940	431,630
Kaga Electronics Co. Ltd.	32,513	1,442,415
Kaken Pharmaceutical Co. Ltd.	61,084	1,449,250
Kameda Seika Co. Ltd.	26,562	778,208
Kamei Corp.	41,526	525,491
Kanamoto Co. Ltd.	52,259	1,001,395
Kanematsu Corp.	158,772	2,532,163
Kanto Denka Kogyo Co. Ltd.	85,759	520,272
Kappa Create Co. Ltd. *	44,931	498,933
Katakura Industries Co. Ltd.	37,950	455,897
Kato Sangyo Co. Ltd.	38,090	1,233,020
Kawada Technologies, Inc.	7,824	470,475
KeePer Technical Laboratory Co. Ltd.	22,047	945,692
Keihanshin Building Co. Ltd.	64,395	645,370
Keiyo Bank Ltd.	205,458	1,029,555
Key Coffee, Inc.	30,667	420,245
KFC Holdings Japan Ltd.	27,764	785,599
KH Neochem Co. Ltd.	67,964	1,022,616
Kintetsu Department Store Co. Ltd.	16,696	265,271
Kisoji Co. Ltd.	43,788	795,481
Kissei Pharmaceutical Co. Ltd.	60,402	1,370,113
Ki-Star Real Estate Co. Ltd.	14,388	346,073
Kitz Corp.	148,574	1,247,795
Kiyo Bank Ltd.	117,427	1,461,659
Koa Corp.	56,747	576,683
Kohnan Shoji Co. Ltd.	44,929	1,262,287
Komatsu Matere Co. Ltd.	67,052	344,511
KOMEDA Holdings Co. Ltd.	60,711	1,106,971
Komehyo Holdings Co. Ltd. (a)	21,588	523,581
Komeri Co. Ltd.	48,914	1,140,575
Komori Corp.	84,368	723,782
Konishi Co. Ltd.	89,386	869,553
Konoike Transport Co. Ltd.	55,304	685,804
Kosaido Holdings Co. Ltd.	164,300	754,153
Koshidaka Holdings Co. Ltd.	86,904	542,315
KPP Group Holdings Co. Ltd.	88,080	380,168
Krosaki Harima Corp.	7,740	750,884
Kumagai Gumi Co. Ltd.	64,511	1,704,690
Kumiai Chemical Industry Co. Ltd.	180,021	992,299
Kura Sushi, Inc.	37,766	1,003,006
Kurabo Industries Ltd.	33,199	705,371
Kureha Corp.	95,514	1,709,641
Kurimoto Ltd.	23,000	509,421
KYB Corp.	37,249	1,279,213
Kyodo Printing Co. Ltd.	12,700	268,137
Kyoei Steel Ltd.	42,124	683,632
Kyokuto Kaihatsu Kogyo Co. Ltd.	58,059	966,292
Kyokuyo Co. Ltd.	17,722	422,122
Kyorin Pharmaceutical Co. Ltd.	70,325	836,833
Kyoritsu Maintenance Co. Ltd.	47,075	1,989,058
LEC, Inc.	42,516	312,755
Leopalace21 Corp. *	435,253	1,334,811
Life Corp.	38,981	1,002,718
Link & Motivation, Inc.	80,100	330,204
Lintec Corp.	89,372	1,812,280
LITALICO, Inc.	35,706	526,751
M&A Capital Partners Co. Ltd.	24,373	433,656
Macromill, Inc.	72,201	366,625
Maeda Kosen Co. Ltd.	37,380	866,631
Makino Milling Machine Co. Ltd.	37,852	1,476,954
Management Solutions Co. Ltd.	30,972	623,910
Mandom Corp.	69,839	624,337
See financial notes
46Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mars Group Holdings Corp.	22,100	454,049
Marudai Food Co. Ltd.	39,329	437,252
Maruha Nichiro Corp.	66,223	1,308,576
MARUKA FURUSATO Corp.	29,250	440,695
Marusan Securities Co. Ltd.	107,449	747,340
Maruwa Co. Ltd.	15,441	3,517,994
Maruzen Showa Unyu Co. Ltd.	29,049	863,687
Marvelous, Inc.	59,112	286,733
Matsuda Sangyo Co. Ltd.	24,734	387,032
Matsuya Co. Ltd.	75,152	486,552
Matsuyafoods Holdings Co. Ltd.	15,662	612,165
Max Co. Ltd.	72,987	1,553,174
Maxell Ltd.	70,801	736,062
MCJ Co. Ltd.	121,209	1,103,814
MEC Co. Ltd.	25,398	752,590
Medley, Inc. *	41,564	1,402,407
Megachips Corp.	28,207	786,826
Megmilk Snow Brand Co. Ltd.	79,645	1,196,777
Meidensha Corp.	77,631	1,375,024
Meiko Electronics Co. Ltd.	36,919	1,208,680
Meisei Industrial Co. Ltd.	90,133	749,151
MEITEC Group Holdings, Inc.	148,284	2,997,978
METAWATER Co. Ltd.	41,062	633,749
Micronics Japan Co. Ltd.	62,837	3,157,174
Mie Kotsu Group Holdings, Inc.	116,365	468,819
Milbon Co. Ltd.	35,700	769,242
Mimasu Semiconductor Industry Co. Ltd.	28,928	614,626
Mirai Corp.	3,157	932,314
Mirait One Corp.	141,503	1,764,651
Mirarth Holdings, Inc.	178,366	581,563
Miroku Jyoho Service Co. Ltd.	33,673	431,965
Mitani Sekisan Co. Ltd.	19,647	727,229
Mitsuba Corp.	68,680	666,747
Mitsubishi Estate Logistics REIT Investment Corp.	927	2,164,672
Mitsubishi Logisnext Co. Ltd.	124,855	1,381,438
Mitsubishi Pencil Co. Ltd.	81,767	1,297,499
Mitsubishi Research Institute, Inc.	12,064	406,244
Mitsubishi Shokuhin Co. Ltd.	30,729	1,104,577
Mitsuboshi Belting Ltd.	37,047	1,228,959
Mitsui DM Sugar Holdings Co. Ltd.	30,887	666,567
Mitsui E&S Co. Ltd.	158,025	1,946,937
Mitsui-Soko Holdings Co. Ltd.	41,650	1,309,302
Mitsuuroko Group Holdings Co. Ltd.	80,459	761,208
MIXI, Inc.	75,800	1,250,419
Miyazaki Bank Ltd.	27,692	524,903
Mizuho Leasing Co. Ltd.	80,981	2,975,850
Mizuno Corp.	36,783	1,292,701
Mochida Pharmaceutical Co. Ltd.	44,423	970,557
Modec, Inc.	38,290	780,280
Monex Group, Inc.	338,143	2,087,553
Monogatari Corp.	53,375	1,665,406
Mori Trust Reit, Inc.	4,861	2,263,725
Moriroku Holdings Co. Ltd.	14,800	266,987
Morita Holdings Corp.	75,339	797,837
MOS Food Services, Inc.	47,342	1,130,805
Musashi Seimitsu Industry Co. Ltd.	86,825	968,203
Musashino Bank Ltd.	60,861	1,178,834
Nachi-Fujikoshi Corp.	33,418	765,843
Nafco Co. Ltd.	35,340	595,021
Nagaileben Co. Ltd.	47,378	706,222
Nagatanien Holdings Co. Ltd.	21,166	313,665
Nagawa Co. Ltd.	18,814	927,690
Nakanishi, Inc.	135,852	2,174,794
Nanto Bank Ltd.	59,235	1,133,091
NEC Capital Solutions Ltd.	15,164	387,535
Neturen Co. Ltd.	66,527	466,716
SECURITY	NUMBER OF SHARES	VALUE ($)
Nextage Co. Ltd.	73,455	1,198,975
Nichias Corp.	106,277	2,790,597
Nichicon Corp.	118,580	970,539
Nichiden Corp.	23,254	404,269
Nichiha Corp.	54,833	1,273,099
Nichireki Co. Ltd.	42,669	682,214
Nihon Parkerizing Co. Ltd.	175,425	1,467,442
Nikkiso Co. Ltd.	106,760	893,768
Nikkon Holdings Co. Ltd.	98,510	2,024,566
Nippn Corp.	96,792	1,537,859
Nippon Carbon Co. Ltd.	18,689	651,811
Nippon Ceramic Co. Ltd.	30,328	549,134
Nippon Chemi-Con Corp. *	40,048	365,240
Nippon Denko Co. Ltd.	176,925	354,630
Nippon Densetsu Kogyo Co. Ltd.	66,545	899,449
Nippon Fine Chemical Co. Ltd.	26,222	457,794
Nippon Gas Co. Ltd.	203,392	3,186,706
Nippon Kanzai Holdings Co. Ltd.	34,227	588,173
Nippon Light Metal Holdings Co. Ltd.	116,203	1,341,610
Nippon Paper Industries Co. Ltd. *	183,719	1,400,570
Nippon Parking Development Co. Ltd., Class C	238,756	298,305
Nippon Pillar Packing Co. Ltd.	30,716	1,128,737
NIPPON REIT Investment Corp.	855	1,873,722
Nippon Road Co. Ltd.	33,212	448,685
Nippon Seiki Co. Ltd.	91,731	946,912
Nippon Sheet Glass Co. Ltd. *	179,019	631,536
Nippon Signal Company Ltd.	110,775	753,451
Nippon Soda Co. Ltd.	48,952	2,008,187
Nippon Thompson Co. Ltd.	124,852	544,721
Nippon Yakin Kogyo Co. Ltd. (a)	25,313	794,889
Nishimatsu Construction Co. Ltd.	52,412	1,590,184
Nishimatsuya Chain Co. Ltd.	82,987	1,243,668
Nishi-Nippon Financial Holdings, Inc.	276,600	3,494,692
Nishio Holdings Co. Ltd.	30,212	784,216
Nissan Shatai Co. Ltd.	129,641	833,264
Nissei ASB Machine Co. Ltd.	15,307	466,359
Nissha Co. Ltd.	70,843	708,099
Nisshin Oillio Group Ltd.	44,363	1,547,236
Nisshinbo Holdings, Inc.	254,537	2,129,220
Nissin Corp.	20,552	389,152
Nissui Corp.	558,176	3,552,605
Nitta Corp.	34,895	873,133
Nittetsu Mining Co. Ltd.	24,779	827,788
Nitto Boseki Co. Ltd.	51,672	1,922,984
Nitto Kogyo Corp.	47,763	1,464,770
Nittoku Co. Ltd.	29,840	378,009
Nohmi Bosai Ltd.	42,425	627,574
Nojima Corp.	124,986	1,407,105
Nomura Co. Ltd.	149,056	848,505
Nomura Micro Science Co. Ltd.	14,242	1,817,480
Noritake Co. Ltd.	25,534	1,424,527
Noritsu Koki Co. Ltd.	40,337	865,115
Noritz Corp.	63,937	718,528
North Pacific Bank Ltd.	531,380	1,416,587
NPR-RIKEN Corp.	53,668	1,079,312
NS United Kaiun Kaisha Ltd.	18,927	671,493
NSD Co. Ltd.	128,472	2,450,642
NTN Corp.	806,129	1,709,530
NTT UD REIT Investment Corp.	2,608	2,068,348
Obara Group, Inc.	19,407	490,783
Ogaki Kyoritsu Bank Ltd.	75,426	1,073,411
Ohsho Food Service Corp.	20,221	1,059,215
Oiles Corp.	52,303	719,878
Oisix ra daichi, Inc. *(a)	46,632	430,272
Oita Bank Ltd.	27,872	518,259
Okabe Co. Ltd.	72,249	363,490
Okamoto Industries, Inc.	24,468	792,059
See financial notes
Schwab International Equity ETFs | Semiannual Report47

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Okamura Corp.	132,637	1,939,884
Okasan Securities Group, Inc.	377,510	1,967,380
Oki Electric Industry Co. Ltd.	161,069	1,152,568
Okinawa Cellular Telephone Co.	41,488	999,293
Okinawa Electric Power Co., Inc.	83,308	616,169
Okinawa Financial Group, Inc.	38,481	667,446
Okumura Corp.	67,165	2,284,157
One REIT, Inc.	459	780,794
Onoken Co. Ltd.	35,455	428,056
Onward Holdings Co. Ltd.	206,122	706,492
Open Up Group, Inc.	109,397	1,592,678
Optex Group Co. Ltd.	63,788	794,846
Organo Corp.	49,891	2,556,718
Oriental Shiraishi Corp.	216,836	575,158
Osaka Organic Chemical Industry Ltd.	28,899	635,249
Osaka Soda Co. Ltd.	43,134	3,325,759
OSAKA Titanium Technologies Co. Ltd. (a)	35,592	633,270
Osaki Electric Co. Ltd.	72,226	319,943
Outsourcing, Inc. *	198,277	2,316,345
Oyo Corp.	35,963	539,673
Pacific Industrial Co. Ltd.	77,797	784,883
Pack Corp.	21,680	507,706
PAL GROUP Holdings Co. Ltd.	81,158	1,231,441
Paramount Bed Holdings Co. Ltd.	79,072	1,318,131
Pasona Group, Inc.	35,497	680,199
Pharma Foods International Co. Ltd. (a)	48,032	293,641
PHC Holdings Corp.	63,310	515,211
PIA Corp. *	12,062	251,040
Pilot Corp.	68,983	1,836,228
Piolax, Inc.	42,013	785,130
PKSHA Technology, Inc. *	30,980	1,310,239
Premium Group Co. Ltd.	71,621	899,629
Press Kogyo Co. Ltd. (a)	144,343	648,082
Pressance Corp.	36,420	412,940
Prestige International, Inc.	161,669	693,469
Prima Meat Packers Ltd.	56,406	854,362
Procrea Holdings, Inc.	53,369	673,932
Proto Corp.	40,589	360,683
Qol Holdings Co. Ltd.	41,233	453,461
Raito Kogyo Co. Ltd.	83,691	1,065,778
Raiznext Corp.	84,356	1,287,856
Raksul, Inc. *	92,451	697,382
Raysum Co. Ltd.	13,720	331,839
Remixpoint, Inc. (a)	240,037	275,849
RENOVA, Inc. *	84,526	631,954
Restar Holdings Corp.	48,328	981,607
Retail Partners Co. Ltd.	62,330	727,954
Rheon Automatic Machinery Co. Ltd.	38,597	371,606
Ricoh Leasing Co. Ltd.	25,606	882,789
Riken Keiki Co. Ltd.	33,364	1,709,774
Riken Technos Corp.	90,828	594,718
Riken Vitamin Co. Ltd.	30,198	511,068
Ringer Hut Co. Ltd. (a)	48,475	748,485
Riso Kagaku Corp.	43,398	953,962
Riso Kyoiku Co. Ltd. (a)	179,419	262,529
Rock Field Co. Ltd.	38,915	433,169
Roland Corp.	23,954	727,406
Roland DG Corp.	22,311	746,830
Rorze Corp.	18,732	2,633,268
Round One Corp.	346,349	1,615,231
Royal Holdings Co. Ltd.	77,920	1,268,211
RS Technologies Co. Ltd.	28,180	513,065
Ryobi Ltd.	49,862	838,196
RYODEN Corp.	25,758	451,243
Ryosan Co. Ltd.	44,983	1,616,948
Ryoyo Electro Corp.	28,872	799,589
S Foods, Inc.	35,506	741,339
SECURITY	NUMBER OF SHARES	VALUE ($)
Sagami Holdings Corp.	45,378	465,089
Saibu Gas Holdings Co. Ltd.	43,525	551,660
Saizeriya Co. Ltd.	48,267	1,576,974
Sakai Chemical Industry Co. Ltd.	27,104	361,640
Sakai Moving Service Co. Ltd.	34,162	593,675
Sakata INX Corp.	91,014	878,093
Sakata Seed Corp.	61,574	1,493,376
Sala Corp.	102,330	542,861
SAMTY Co. Ltd.	52,922	873,017
Samty Residential Investment Corp.	809	550,792
San ju San Financial Group, Inc.	42,271	558,643
San-A Co. Ltd.	34,479	1,060,839
San-Ai Obbli Co. Ltd.	101,682	1,332,933
Sangetsu Corp.	107,554	2,533,092
San-In Godo Bank Ltd.	294,328	2,257,557
Sankei Real Estate, Inc.	826	467,995
Sanki Engineering Co. Ltd.	96,535	1,286,101
Sankyo Seiko Co. Ltd.	56,100	290,114
Sansan, Inc. *	151,298	1,800,372
Sanyo Chemical Industries Ltd.	19,670	558,545
Sanyo Denki Co. Ltd.	16,325	729,700
Sanyo Electric Railway Co. Ltd.	32,250	458,098
Sanyo Special Steel Co. Ltd.	40,274	607,326
Sato Holdings Corp.	43,822	656,437
SBI Sumishin Net Bank Ltd.	83,544	1,087,908
SBS Holdings, Inc.	32,480	519,090
Seika Corp.	19,000	398,610
Seikagaku Corp.	79,790	401,962
Seikitokyu Kogyo Co. Ltd.	43,964	574,848
Seiko Group Corp.	51,700	1,203,812
Seiren Co. Ltd.	78,232	1,339,149
Sekisui Jushi Corp.	50,414	862,296
Senko Group Holdings Co. Ltd.	196,769	1,402,770
Senshu Electric Co. Ltd.	23,961	613,954
Senshu Ikeda Holdings, Inc.	500,666	1,281,186
Septeni Holdings Co. Ltd.	193,000	603,488
Seria Co. Ltd.	94,700	1,913,994
Shibaura Machine Co. Ltd.	43,876	1,075,866
Shibaura Mechatronics Corp.	16,516	723,892
Shibusawa Warehouse Co. Ltd.	18,100	367,031
Shibuya Corp.	41,353	862,039
Shiga Bank Ltd.	90,131	2,487,078
Shikoku Bank Ltd.	65,645	493,423
Shikoku Kasei Holdings Corp.	59,080	749,997
Shima Seiki Manufacturing Ltd.	54,938	503,240
Shin Nippon Air Technologies Co. Ltd.	24,661	466,132
Shin Nippon Biomedical Laboratories Ltd. (a)	36,264	397,361
Shindengen Electric Manufacturing Co. Ltd.	15,017	310,534
Shin-Etsu Polymer Co. Ltd.	63,779	674,139
Shinko Shoji Co. Ltd.	57,800	467,281
Shinmaywa Industries Ltd.	78,703	639,952
Shinnihon Corp.	47,087	399,234
Shinwa Co. Ltd.	21,619	349,122
Shizuoka Gas Co. Ltd.	107,897	666,832
Shochiku Co. Ltd. (a)	19,376	1,304,291
Shoei Co. Ltd.	91,798	1,295,366
Shoei Foods Corp.	24,324	760,582
Showa Sangyo Co. Ltd.	50,778	1,177,254
SIGMAXYZ Holdings, Inc.	29,200	333,224
Siix Corp.	64,747	707,731
Simplex Holdings, Inc.	55,104	939,938
Sinanen Holdings Co. Ltd.	15,748	448,229
Sinfonia Technology Co. Ltd.	44,595	796,435
Sinko Industries Ltd.	37,947	849,352
Sintokogio Ltd.	96,165	744,031
SKY Perfect JSAT Holdings, Inc.	234,268	1,391,490
See financial notes
48Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Snow Peak, Inc. *(a)	55,535	461,957
Sodick Co. Ltd.	89,390	444,352
Softcreate Holdings Corp.	27,576	359,831
Solasto Corp.	91,403	327,334
Sosei Group Corp. *	141,644	1,377,923
SOSiLA Logistics REIT, Inc.	1,349	1,023,895
Sparx Group Co. Ltd.	38,275	485,118
S-Pool, Inc.	112,180	242,843
SRA Holdings	14,896	394,121
SRE Holdings Corp. *	18,572	449,192
St. Marc Holdings Co. Ltd.	25,765	381,818
Star Asia Investment Corp.	4,003	1,484,376
Star Micronics Co. Ltd.	65,686	792,164
Starts Corp., Inc.	54,999	1,111,592
Starts Proceed Investment Corp.	467	599,702
Starzen Co. Ltd.	28,040	528,314
Stella Chemifa Corp.	16,462	414,107
Strike Co. Ltd.	28,136	1,035,808
Sumida Corp.	58,716	476,256
Sumitomo Densetsu Co. Ltd.	24,833	510,199
Sumitomo Mitsui Construction Co. Ltd.	281,691	814,941
Sumitomo Osaka Cement Co. Ltd.	60,013	1,427,449
Sumitomo Riko Co. Ltd.	68,296	575,408
Sumitomo Seika Chemicals Co. Ltd.	15,972	528,238
Sumitomo Warehouse Co. Ltd.	97,152	1,674,050
Sun Corp. (a)	34,600	739,761
Sun Frontier Fudousan Co. Ltd.	46,535	516,123
Suruga Bank Ltd.	342,211	1,847,441
SWCC Corp.	42,149	947,627
Systena Corp.	525,514	1,011,212
T Hasegawa Co. Ltd.	40,342	840,964
Tachibana Eletech Co. Ltd.	31,590	669,074
Tachi-S Co. Ltd.	53,522	732,365
Tadano Ltd.	222,257	1,879,985
Taihei Dengyo Kaisha Ltd.	28,214	839,803
Taikisha Ltd.	54,733	1,733,376
Taiyo Holdings Co. Ltd.	63,232	1,368,823
Takamatsu Construction Group Co. Ltd.	27,501	522,201
Takara Leben Real Estate Investment Corp.	1,252	798,864
Takara Standard Co. Ltd.	87,848	1,081,739
Takasago International Corp.	27,876	611,830
Takasago Thermal Engineering Co. Ltd.	111,958	3,265,161
Takatori Corp. (a)	9,920	313,169
Takeuchi Manufacturing Co. Ltd. (a)	66,133	2,324,177
Takuma Co. Ltd.	141,368	1,837,113
Tama Home Co. Ltd.	24,657	691,095
Tamron Co. Ltd.	23,443	1,016,537
Tamura Corp.	143,096	527,754
Tanseisha Co. Ltd.	82,431	437,297
Tatsuta Electric Wire & Cable Co. Ltd. *	64,640	301,455
TechMatrix Corp.	45,613	608,905
Teikoku Electric Manufacturing Co. Ltd.	31,083	561,351
Teikoku Sen-I Co. Ltd.	42,316	622,286
Tekken Corp.	26,528	433,183
Tenma Corp.	26,842	423,604
T-Gaia Corp.	40,392	573,752
TKC Corp.	55,263	1,368,006
Toa Corp.	28,267	965,086
Toagosei Co. Ltd.	220,506	2,271,800
TOC Co. Ltd.	92,389	405,556
Tocalo Co. Ltd.	100,268	1,154,954
Tochigi Bank Ltd.	186,836	423,180
Toei Co. Ltd.	12,930	1,774,452
Toenec Corp.	14,510	505,092
Toho Bank Ltd.	365,499	830,291
Toho Holdings Co. Ltd.	92,299	1,950,569
Toho Titanium Co. Ltd. (a)	65,110	715,179
SECURITY	NUMBER OF SHARES	VALUE ($)
Tokai Corp.	33,647	493,678
TOKAI Holdings Corp.	215,782	1,469,111
Tokai Rika Co. Ltd.	96,040	1,573,395
Tokai Tokyo Financial Holdings, Inc.	425,969	1,687,710
Token Corp.	14,111	896,610
Tokushu Tokai Paper Co. Ltd.	13,430	350,399
Tokuyama Corp.	138,189	2,241,751
Tokyo Electron Device Ltd.	33,473	1,612,483
Tokyo Kiraboshi Financial Group, Inc.	48,229	1,454,894
Tokyo Steel Manufacturing Co. Ltd.	141,363	1,575,422
Tokyotokeiba Co. Ltd.	26,193	743,771
Tokyu Construction Co. Ltd.	132,128	733,603
Tokyu REIT, Inc.	1,798	1,949,725
TOMONY Holdings, Inc.	280,400	769,990
Tomy Co. Ltd.	166,012	2,958,756
Tonami Holdings Co. Ltd.	12,936	377,700
Topcon Corp.	201,909	2,396,548
Topre Corp.	82,587	1,355,206
Topy Industries Ltd.	31,976	653,749
Toridoll Holdings Corp.	82,181	2,358,853
Torii Pharmaceutical Co. Ltd.	24,570	699,327
Torishima Pump Manufacturing Co. Ltd.	43,432	822,675
Tosei Corp.	51,257	699,660
Tosei REIT Investment Corp.	605	557,423
Totech Corp.	15,420	784,033
Totetsu Kogyo Co. Ltd.	53,583	1,091,923
Towa Corp.	46,385	2,897,707
Towa Pharmaceutical Co. Ltd.	46,551	867,447
Toyo Construction Co. Ltd.	132,154	1,260,880
Toyo Corp.	35,944	367,677
Toyo Gosei Co. Ltd. (a)	13,240	879,305
Toyo Kanetsu KK	14,036	428,573
Toyo Tanso Co. Ltd.	27,593	1,261,015
Toyobo Co. Ltd.	170,938	1,268,872
TPR Co. Ltd.	49,241	710,305
Trancom Co. Ltd.	11,657	489,116
Transaction Co. Ltd.	34,756	553,374
Transcosmos, Inc.	45,337	920,856
TRE Holdings Corp.	61,796	501,651
Tri Chemical Laboratories, Inc.	51,446	1,656,776
Trusco Nakayama Corp.	75,384	1,170,525
TSI Holdings Co. Ltd.	137,292	600,830
Tsubaki Nakashima Co. Ltd.	81,159	417,535
Tsubakimoto Chain Co.	62,820	2,048,250
Tsuburaya Fields Holdings, Inc. (a)	58,948	601,414
Tsugami Corp.	81,857	647,549
Tsukishima Holdings Co. Ltd.	67,539	641,681
Tsurumi Manufacturing Co. Ltd.	39,445	922,413
TV Asahi Holdings Corp.	39,183	508,146
UACJ Corp.	54,684	1,501,645
Uchida Yoko Co. Ltd.	17,044	885,965
Union Tool Co.	17,748	453,572
Unipres Corp.	73,929	540,378
United Arrows Ltd.	50,920	600,480
United Super Markets Holdings, Inc. (a)	108,824	726,366
Universal Entertainment Corp.	43,220	531,912
Usen-Next Holdings Co. Ltd.	31,308	950,724
UT Group Co. Ltd. *	53,698	1,259,304
V Technology Co. Ltd.	14,700	253,790
Valor Holdings Co. Ltd.	73,822	1,193,621
Valqua Ltd.	28,471	913,081
Vector, Inc.	45,454	371,722
Vision, Inc. *	51,095	412,734
Vital KSK Holdings, Inc.	59,828	530,845
VT Holdings Co. Ltd.	162,554	565,849
Wacoal Holdings Corp.	105,612	2,575,558
Wacom Co. Ltd.	258,713	1,085,533
Wakita & Co. Ltd.	78,529	805,385
See financial notes
Schwab International Equity ETFs | Semiannual Report49

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Warabeya Nichiyo Holdings Co. Ltd.	25,730	469,662
Weathernews, Inc.	10,837	366,374
Wellneo Sugar Co. Ltd.	25,680	403,893
West Holdings Corp.	41,940	828,880
WingArc1st, Inc.	36,819	735,298
World Co. Ltd.	35,719	461,075
World Holdings Co. Ltd.	12,900	221,594
W-Scope Corp. *(a)	97,513	476,913
Yahagi Construction Co. Ltd.	47,548	495,272
YAKUODO Holdings Co. Ltd.	21,387	414,394
YAMABIKO Corp.	62,010	765,233
Yamae Group Holdings Co. Ltd.	35,124	643,248
Yamagata Bank Ltd.	53,267	421,737
YA-MAN Ltd. (a)	52,217	348,183
Yamanashi Chuo Bank Ltd.	53,785	670,920
Yamazen Corp.	121,615	1,030,319
Yellow Hat Ltd.	55,246	721,258
Yodogawa Steel Works Ltd.	51,840	1,546,506
Yokogawa Bridge Holdings Corp.	57,618	1,096,386
Yokorei Co. Ltd.	82,387	582,935
Yokowo Co. Ltd.	42,396	445,856
Yondoshi Holdings, Inc. (a)	37,944	481,937
Yonex Co. Ltd.	66,147	496,754
Yoshinoya Holdings Co. Ltd.	124,888	2,656,801
Yuasa Trading Co. Ltd.	30,398	1,019,563
Yurtec Corp.	65,140	581,459
Zenrin Co. Ltd.	62,543	355,610
ZERIA Pharmaceutical Co. Ltd.	72,306	1,024,178
ZIGExN Co. Ltd.	101,560	379,993
Zojirushi Corp.	84,490	789,747
Zuken, Inc.	25,379	784,244
		738,380,638

Netherlands 1.4%
Alfen NV *(a)	43,268	2,330,355
AMG Critical Materials NV	59,674	1,363,204
Aperam SA	81,450	2,489,106
Arcadis NV	139,669	8,146,600
Basic-Fit NV *(a)	102,960	2,774,313
Brunel International NV	39,370	437,120
Corbion NV	113,426	2,150,475
Eurocommercial Properties NV	84,542	1,812,361
Flow Traders Ltd.	50,982	917,480
Fugro NV *	216,612	4,781,898
Galapagos NV *	93,345	3,322,328
Just Eat Takeaway.com NV *	374,236	6,163,790
Koninklijke BAM Groep NV	516,373	1,845,135
NSI NV	35,665	721,724
PostNL NV	700,545	994,242
SBM Offshore NV	302,174	4,296,750
Sligro Food Group NV	64,916	925,880
TKH Group NV	79,851	3,333,728
TomTom NV *	133,743	1,074,620
Van Lanschot Kempen NV	74,259	2,527,303
Vastned Retail NV	33,082	750,004
Wereldhave NV	77,780	1,124,507
		54,282,923

New Zealand 0.5%
Argosy Property Ltd.	1,656,433	1,120,192
Chorus Ltd.	835,774	4,048,103
Freightways Group Ltd.	328,765	1,696,542
Genesis Energy Ltd.	1,032,489	1,553,739
Goodman Property Trust	2,161,557	2,949,921
Heartland Group Holdings Ltd. (a)	1,161,826	870,646
Oceania Healthcare Ltd.	1,262,315	453,749
SECURITY	NUMBER OF SHARES	VALUE ($)
Precinct Properties Group	2,520,565	1,789,038
Scales Corp. Ltd.	214,070	410,830
SKY Network Television Ltd.	274,725	463,632
Stride Property Group	1,017,221	811,862
Summerset Group Holdings Ltd.	443,253	2,984,074
Vector Ltd.	492,127	1,133,351
Vital Healthcare Property Trust	965,275	1,246,759
		21,532,438

Norway 2.1%
Aker Carbon Capture ASA *	660,860	505,033
Aker Solutions ASA	501,770	1,689,096
Atea ASA	161,454	1,894,934
Austevoll Seafood ASA	171,146	1,299,833
Bakkafrost P	99,372	6,215,877
Bonheur ASA	38,377	789,319
Borr Drilling Ltd. *	419,552	2,529,365
Borregaard ASA	194,388	3,374,521
BW Energy Ltd. *	152,779	405,037
BW LPG Ltd.	161,655	1,869,840
BW Offshore Ltd.	173,866	418,292
Crayon Group Holding ASA *	160,438	1,165,528
DNO ASA	1,623,747	1,384,113
Elkem ASA	563,434	1,119,506
Entra ASA	136,769	1,347,141
Europris ASA	310,198	2,140,810
FLEX LNG Ltd.	55,063	1,383,946
Grieg Seafood ASA	112,073	682,002
Hafnia Ltd.	480,898	3,543,471
Hexagon Composites ASA *	241,897	500,717
Hoegh Autoliners ASA	181,788	1,776,846
Leroy Seafood Group ASA	554,586	2,453,955
MPC Container Ships ASA	720,084	927,004
NEL ASA *	3,189,996	1,481,948
Nordic Semiconductor ASA *	367,783	3,143,726
Protector Forsikring ASA	131,316	2,669,868
Scatec ASA	233,365	1,445,424
Seadrill Ltd. *	96,805	3,972,939
Sparebank 1 Oestlandet	109,969	1,296,896
SpareBank 1 SMN	275,835	3,757,867
SpareBank 1 SR-Bank ASA	341,387	4,135,584
Stolt-Nielsen Ltd.	42,626	1,600,599
Storebrand ASA	789,738	7,060,459
Subsea 7 SA	458,220	6,698,699
TGS ASA (a)	252,192	2,486,408
Veidekke ASA	230,252	2,393,921
Wallenius Wilhelmsen ASA	198,705	1,908,453
Wilh Wilhelmsen Holding ASA, Class A	24,826	868,972
		84,337,949

Poland 1.0%
Alior Bank SA *	178,654	4,296,226
AmRest Holdings SE *	141,940	889,817
Asseco Poland SA	99,947	1,878,439
Bank Handlowy w Warszawie SA	63,975	1,764,650
Bank Millennium SA *	1,175,620	2,946,494
CCC SA *	86,516	1,648,791
CD Projekt SA	125,014	3,438,912
Cyfrowy Polsat SA *	270,317	794,432
Enea SA *	486,192	1,191,737
Grupa Azoty SA *	89,260	503,611
Grupa Kety SA	18,819	3,326,913
Jastrzebska Spolka Weglowa SA *	100,214	1,035,839
KRUK SA	33,640	3,546,291
mBank SA *	25,277	4,405,204
Orange Polska SA	1,371,735	2,809,582
See financial notes
50Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PGE Polska Grupa Energetyczna SA *	1,723,470	3,445,298
Tauron Polska Energia SA *	1,837,632	1,667,642
Warsaw Stock Exchange	49,331	544,782
		40,134,660

Portugal 0.4%
Altri SGPS SA (a)	138,548	676,183
Banco Comercial Portugues SA, Class R *	16,699,148	4,824,954
Corticeira Amorim SGPS SA	65,966	673,876
CTT-Correios de Portugal SA	186,444	733,399
Greenvolt-Energias Renovaveis SA *(a)	125,622	1,102,489
Navigator Co. SA	469,570	1,909,610
NOS SGPS SA	368,169	1,281,300
REN - Redes Energeticas Nacionais SGPS SA	751,363	1,780,662
Semapa-Sociedade de Investimento e Gestao	29,609	442,812
Sonae SGPS SA	1,756,592	1,616,713
		15,041,998

Republic of Korea 5.5%
ABLBio, Inc. *	47,039	805,414
Advanced Nano Products Co. Ltd. *	14,732	1,543,342
Advanced Process Systems Corp. *	24,494	383,524
AfreecaTV Co. Ltd.	13,962	1,346,291
Ahnlab, Inc.	11,223	602,617
Amicogen, Inc. *	98,948	411,664
Ananti, Inc. *	84,941	401,231
Asiana Airlines, Inc. *	62,452	545,916
BH Co. Ltd.	48,203	617,922
Binggrae Co. Ltd. *	9,459	375,774
Bioneer Corp. *	40,164	738,974
Boryung	51,461	459,501
Bukwang Pharmaceutical Co. Ltd.	67,944	334,209
Cafe24 Corp. *	25,205	444,816
Caregen Co. Ltd.	27,060	472,473
Cellivery Therapeutics, Inc. *(b)	45,216	56,707
Chabiotech Co. Ltd. *	86,242	1,083,530
Chong Kun Dang Pharmaceutical Corp.	16,741	1,360,301
Chunbo Co. Ltd. *	8,131	551,389
CJ CGV Co. Ltd. *	119,549	554,831
Classys, Inc.	49,413	1,193,022
CMG Pharmaceutical Co. Ltd. *	184,240	300,241
Com2uSCorp	18,514	592,292
Cosmax, Inc.	14,870	1,201,571
Cosmochemical Co. Ltd. *	46,459	1,222,881
Creative & Innovative System *	100,681	839,260
CS Wind Corp.	37,752	1,465,739
Daea TI Co. Ltd. *	84,640	198,315
Daeduck Electronics Co. Ltd. *	63,661	1,063,726
Daejoo Electronic Materials Co. Ltd. *	18,836	1,063,733
Daesang Corp. *	38,354	565,978
Daewoong Co. Ltd.	38,741	640,059
Daewoong Pharmaceutical Co. Ltd.	9,266	797,449
Daishin Securities Co. Ltd. *	57,255	706,443
Danal Co. Ltd. *	94,373	306,521
Daou Technology, Inc.	45,310	738,380
Dawonsys Co. Ltd. *	50,661	489,642
DB HiTek Co. Ltd.	65,198	2,271,844
Dentium Co. Ltd. *	12,395	1,342,264
DIO Corp. *	21,701	343,865
Dong-A Socio Holdings Co. Ltd.	5,882	481,038
Dong-A ST Co. Ltd.	9,104	512,083
Dongjin Semichem Co. Ltd.	57,026	1,593,096
DongKook Pharmaceutical Co. Ltd.	44,848	556,053
SECURITY	NUMBER OF SHARES	VALUE ($)
Dongkuk Steel Mill Co. Ltd.	61,472	595,516
Doosan Co. Ltd. *	11,016	752,821
Doosan Fuel Cell Co. Ltd. *	56,146	836,962
Doosan Tesna, Inc. *	18,477	592,496
DoubleUGames Co. Ltd.	20,560	715,647
Douzone Bizon Co. Ltd. *	32,258	1,103,448
Duk San Neolux Co. Ltd. *	23,619	689,981
Ecopro HN Co. Ltd.	21,126	950,321
Enchem Co. Ltd. *	15,126	3,186,274
ENF Technology Co. Ltd.	28,870	481,311
Enplus Co. Ltd. *	142,589	324,455
Eo Technics Co. Ltd. *	15,755	2,419,569
Eoflow Co. Ltd. *	46,272	178,958
ESR Kendall Square REIT Co. Ltd.	237,049	709,402
Eubiologics Co. Ltd. *	57,566	518,336
Eugene Investment & Securities Co. Ltd. *	112,411	360,465
Eugene Technology Co. Ltd.	26,132	738,863
Foosung Co. Ltd. *	99,278	621,792
GC Cell Corp.	15,996	476,901
GemVax & Kael Co. Ltd. *	65,299	600,715
GeneOne Life Science, Inc. *	139,651	267,955
Genexine, Inc. *	58,156	347,207
GOLFZON Co. Ltd. *	5,956	350,669
Grand Korea Leisure Co. Ltd.	37,912	356,742
Green Cross Holdings Corp.	55,631	689,330
HAESUNG DS Co. Ltd.	21,459	743,716
Han Kuk Carbon Co. Ltd.	67,849	526,854
Hana Micron, Inc.	68,347	1,329,369
Hana Tour Service, Inc. *	21,243	1,049,707
Hanall Biopharma Co. Ltd. *	71,451	1,867,299
Hancom, Inc.	31,407	553,090
Handsome Co. Ltd.	24,654	353,999
Hanil Cement Co. Ltd.	32,492	296,225
Hanjin Transportation Co. Ltd.	27,325	490,438
Hankook & Co. Co. Ltd.	51,357	656,425
Hanmi Semiconductor Co. Ltd. *	85,313	5,432,970
Hansae Co. Ltd.	25,563	391,623
Hansol Chemical Co. Ltd. *	15,485	1,980,396
Hanssem Co. Ltd.	14,626	531,615
Hanwha General Insurance Co. Ltd. *	150,430	542,253
Hanwha Investment & Securities Co. Ltd. *	196,436	656,459
Hanwha Systems Co. Ltd.	115,611	1,447,308
Harim Holdings Co. Ltd.	82,082	477,106
HD Hyundai Construction Equipment Co. Ltd.	22,622	913,986
HD Hyundai Electric Co. Ltd.	42,897	4,007,500
HDC Holdings Co. Ltd.	72,619	441,189
HDC Hyundai Development Co-Engineering & Construction, Class E	88,624	1,322,438
Helixmith Co. Ltd. *	63,402	199,976
HK inno N Corp.	28,564	821,569
HL Holdings Corp. *	13,521	351,834
HLB Life Science Co. Ltd. *	160,704	1,700,450
HLB Therapeutics Co. Ltd. *	125,274	723,458
HPSP Co. Ltd.	62,694	2,420,000
Hugel, Inc. *	10,718	1,480,204
Humasis Co. Ltd. *	218,468	286,128
Humedix Co. Ltd.	12,681	268,076
Huons Co. Ltd.	12,474	340,515
Hyosung Advanced Materials Corp.	5,979	1,497,444
Hyosung Chemical Corp. *	4,257	215,791
Hyosung Corp.	16,744	751,946
Hyosung Heavy Industries Corp.	12,507	1,807,109
Hyosung TNC Corp.	5,926	1,290,583
See financial notes
Schwab International Equity ETFs | Semiannual Report51

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Autoever Corp. *	12,677	1,421,355
Hyundai Bioscience Co. Ltd. *	69,680	1,080,574
Hyundai Elevator Co. Ltd. *	43,330	1,298,338
Hyundai GF Holdings	1	3
Hyundai Green Food	36,057	317,354
Hyundai Home Shopping Network Corp.	10,172	357,884
Hyundai Rotem Co. Ltd.	138,756	3,485,572
Il Dong Pharmaceutical Co. Ltd. *	29,745	350,703
Ilyang Pharmaceutical Co. Ltd.	23,679	252,510
InBody Co. Ltd.	19,941	410,321
Innocean Worldwide, Inc.	41,514	682,755
Innox Advanced Materials Co. Ltd.	25,246	600,057
Intellian Technologies, Inc. *	14,222	585,285
INTOPS Co. Ltd.	22,628	492,800
iNtRON Biotechnology, Inc.	48,096	246,692
IS Dongseo Co. Ltd.	25,556	530,657
ISC Co. Ltd.	23,245	1,255,118
i-SENS, Inc.	32,678	563,202
IsuPetasys Co. Ltd.	90,746	2,081,924
JB Financial Group Co. Ltd.	278,183	2,749,240
Jeisys Medical, Inc.	105,912	627,550
Jeju Air Co. Ltd. *	59,655	498,618
JR Global Reit	236,506	731,755
Jusung Engineering Co. Ltd.	66,776	1,842,909
JW Pharmaceutical Corp.	29,312	724,215
JYP Entertainment Corp. *	52,830	2,923,979
KC Tech Co. Ltd.	12,399	349,641
KCC Glass Corp.	18,020	555,513
KEPCO Engineering & Construction Co., Inc. *	23,775	1,265,881
KH Vatec Co. Ltd.	28,591	281,702
KISWIRE Ltd. *	23,562	401,665
KIWOOM Securities Co. Ltd. *	24,790	2,340,119
KMW Co. Ltd. *	55,708	594,899
Koh Young Technology, Inc.	117,008	1,687,987
Kolmar Korea Co. Ltd.	29,620	1,055,474
Kolon Industries, Inc.	37,165	1,081,514
Komipharm International Co. Ltd. *	74,208	234,059
Korea Electric Terminal Co. Ltd.	13,245	631,614
Korea Line Corp. *	261,583	403,690
Korea Petrochemical Ind Co. Ltd.	5,767	617,150
Korea United Pharm, Inc.	16,289	290,526
Korean Reinsurance Co.	233,998	1,412,845
Kuk-il Paper Manufacturing Co. Ltd. *(b)	146,037	21,934
Kum Yang Co. Ltd. *	57,995	4,202,852
Kumho Tire Co., Inc. *	273,792	1,297,407
Kwang Dong Pharmaceutical Co. Ltd.	57,964	316,025
L&C Bio Co. Ltd.	22,600	403,087
Lake Materials Co. Ltd. *	74,517	1,166,776
LEENO Industrial, Inc.	17,396	2,717,309
LegoChem Biosciences, Inc. *	34,670	1,385,134
LF Corp.	33,309	327,187
LIG Nex1 Co. Ltd.	20,773	2,233,924
LOTTE Reit Co. Ltd.	231,110	543,237
Lotte Rental Co. Ltd.	21,158	429,007
Lotte Tour Development Co. Ltd. *	66,188	449,836
Lotte Wellfood Co. Ltd.	4,915	484,266
LS Electric Co. Ltd.	30,180	1,452,792
Lunit, Inc. *	31,124	1,421,102
LX Hausys Ltd.	12,180	374,108
LX Holdings Corp.	77,167	401,018
LX International Corp.	42,943	885,240
LX Semicon Co. Ltd.	21,195	1,196,954
Mcnex Co. Ltd.	22,078	421,133
Medytox, Inc.	9,858	1,169,694
MegaStudyEdu Co. Ltd.	14,818	689,934
Mezzion Pharma Co. Ltd. *	31,058	943,449
Modetour Network, Inc.	28,450	358,937
SECURITY	NUMBER OF SHARES	VALUE ($)
Myoung Shin Industrial Co. Ltd. *	50,666	612,969
Namyang Dairy Products Co. Ltd. *	844	368,886
Naturecell Co. Ltd. *	87,521	456,797
Neowiz	22,139	367,432
NEPES Corp. *	30,785	456,828
Nexen Tire Corp. *	74,382	519,490
Nexon Games Co. Ltd. *	46,192	482,872
NEXTIN, Inc. *	14,297	818,137
NHN Corp.	30,486	607,843
NHN KCP Corp.	38,575	389,632
NICE Holdings Co. Ltd. *	34,714	334,731
NICE Information Service Co. Ltd. *	63,086	506,924
NKMax Co. Ltd. *	129,876	159,175
OCI Co. Ltd.	8,533	541,483
Orion Holdings Corp.	43,451	466,619
Oscotec, Inc. *	66,501	1,106,186
Park Systems Corp.	8,859	1,146,294
Partron Co. Ltd.	79,548	469,546
People & Technology, Inc. *	35,443	1,072,659
Peptron, Inc.	34,323	592,842
PharmaResearch Co. Ltd.	11,532	813,198
Pharmicell Co. Ltd. *	104,976	425,706
PI Advanced Materials Co. Ltd. *	26,831	424,146
Poongsan Corp.	35,691	1,156,554
Posco DX Co. Ltd. *	102,471	4,163,173
Rainbow Robotics *	14,596	1,769,146
RFHIC Corp.	31,869	401,115
S&S Tech Corp.	30,488	1,007,414
Sam Chun Dang Pharm Co. Ltd.	26,467	1,423,128
Sam-A Aluminum Co. Ltd.	15,647	1,162,127
Sambu Engineering & Construction Co. Ltd. *	383,247	695,060
Samchully Co. Ltd. *	4,198	317,151
Samwha Capacitor Co. Ltd.	14,526	358,896
Samyang Foods Co. Ltd.	7,686	986,435
Samyang Holdings Corp.	11,513	629,428
SeAH Besteel Holdings Corp.	21,440	415,404
Sebang Global Battery Co. Ltd.	15,286	913,762
Seobu T&D	58,687	330,103
Seojin System Co. Ltd. *	36,850	565,923
Seoul Semiconductor Co. Ltd. *	74,433	556,179
SFA Engineering Corp.	35,542	665,945
SFA Semicon Co. Ltd. *	146,068	655,968
Shin Poong Pharmaceutical Co. Ltd. *	67,502	608,309
Shinhan Alpha REIT Co. Ltd.	134,961	726,697
Shinsung E&G Co. Ltd. *	333,774	487,777
SIMMTECH Co. Ltd.	36,249	775,831
SK Discovery Co. Ltd.	20,350	667,839
SK Gas Ltd.	4,864	578,961
SK oceanplant Co. Ltd. *	52,675	513,854
SK REITs Co. Ltd.	340,081	992,201
SK Securities Co. Ltd.	626,255	298,642
SL Corp.	28,806	730,101
SM Entertainment Co. Ltd.	22,109	1,298,381
SNT Motiv Co. Ltd.	13,389	446,937
Solid, Inc.	84,353	385,150
SOLUM Co. Ltd. *	69,010	1,500,330
Songwon Industrial Co. Ltd.	28,913	330,906
Soulbrain Co. Ltd.	7,971	1,628,201
ST Pharm Co. Ltd.	17,213	822,129
STCUBE *	86,894	411,109
Studio Dragon Corp. *	12,935	439,067
Sung Kwang Bend Co. Ltd.	32,132	278,464
Sungeel Hitech Co. Ltd. *	9,665	711,302
Sungwoo Hitech Co. Ltd.	86,706	640,072
Taekwang Industrial Co. Ltd. *	1,008	594,989
Taihan Electric Wire Co. Ltd. *	71,116	500,952
TCC Steel *	32,781	1,666,622
See financial notes
52Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TES Co. Ltd.	23,361	350,520
TK Corp.	23,884	234,248
TKG Huchems Co. Ltd.	41,710	628,031
Tokai Carbon Korea Co. Ltd.	8,677	617,086
Unid Co. Ltd.	6,730	393,207
Vaxcell-Bio Therapeutics Co. Ltd. *	29,489	425,194
Webzen, Inc.	28,215	353,005
WONIK IPS Co. Ltd. *	67,705	1,667,711
W-Scope Chungju Plant Co. Ltd. *	41,467	1,402,890
Wysiwyg Studios Co. Ltd. *	176,320	364,795
YG Entertainment, Inc.	21,274	653,429
Youlchon Chemical Co. Ltd.	24,449	761,048
Young Poong Corp. *	942	356,540
Youngone Corp. *	58,177	1,922,340
Youngone Holdings Co. Ltd.	10,251	702,081
Yuanta Securities Korea Co. Ltd. *	147,440	297,294
Yunsung F&C Co. Ltd.	6,520	448,997
		218,143,641

Singapore 0.8%
AEM Holdings Ltd.	504,955	803,662
AIMS APAC REIT	1,192,694	1,117,652
CapitaLand China Trust	2,255,860	1,241,512
Capitaland India Trust	1,941,397	1,458,286
CDL Hospitality Trusts	1,727,661	1,239,917
Cromwell European Real Estate Investment Trust	633,355	980,101
Digital Core REIT Management Pte. Ltd.	1,397,349	810,462
Eagle Hospitality Trust *(b)	940,343	1
ESR-LOGOS REIT	12,109,249	2,791,810
Far East Hospitality Trust	1,916,234	869,331
First Real Estate Investment Trust	2,072,357	385,311
First Resources Ltd.	998,878	1,054,891
Frasers Centrepoint Trust	2,080,757	3,389,006
Hour Glass Ltd.	428,159	493,564
iFAST Corp. Ltd.	309,746	1,670,131
Keppel Infrastructure Trust	7,738,015	2,819,892
Keppel Pacific Oak U.S. REIT	2,201,035	275,129
Lendlease Global Commercial REIT	3,579,718	1,530,818
OUE Real Estate Investment Trust	4,085,339	789,966
Paragon REIT	2,180,445	1,337,846
Parkway Life Real Estate Investment Trust	737,165	1,929,809
Raffles Medical Group Ltd.	1,820,835	1,381,267
Riverstone Holdings Ltd.	1,056,506	530,375
Sheng Siong Group Ltd.	1,220,927	1,407,435
Starhill Global REIT	2,823,770	1,008,039
UMS Holdings Ltd.	828,044	886,794
		32,203,007

Spain 1.7%
Acerinox SA	376,613	4,130,538
Almirall SA	161,354	1,382,906
Applus Services SA	256,270	3,161,478
Atresmedia Corp. de Medios de Comunicacion SA	171,589	702,261
Cia de Distribucion Integral Logista Holdings SA	120,267	3,232,851
CIE Automotive SA	81,978	2,184,102
Construcciones y Auxiliar de Ferrocarriles SA	51,109	1,811,325
Distribuidora Internacional de Alimentacion SA *	22,862,649	316,683
Ebro Foods SA	147,838	2,332,551
Ence Energia y Celulosa SA	245,762	758,494
SECURITY	NUMBER OF SHARES	VALUE ($)
Faes Farma SA	609,653	1,979,209
Fluidra SA	263,184	6,140,389
Fomento de Construcciones y Contratas SA	87,306	1,254,671
Gestamp Automocion SA	289,451	917,762
Global Dominion Access SA	200,241	750,834
Indra Sistemas SA	237,509	4,541,551
Inmobiliaria Colonial Socimi SA	618,090	3,357,709
Laboratorios Farmaceuticos Rovi SA	41,795	3,349,169
Lar Espana Real Estate Socimi SA	119,824	833,763
Let's GOWEX SA *(b)	5,361	0
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,320,324	1,308,771
Melia Hotels International SA *	204,408	1,457,709
Neinor Homes SA	52,144	577,819
Pharma Mar SA	26,353	866,944
Prosegur Cash SA	723,765	380,646
Prosegur Compania de Seguridad SA	395,727	758,834
Sacyr SA	634,752	2,082,672
Solaria Energia y Medio Ambiente SA *	155,953	1,859,786
Tecnicas Reunidas SA *	86,367	731,341
Unicaja Banco SA	2,988,744	3,054,768
Vidrala SA	43,923	4,510,719
Viscofan SA	75,283	4,244,458
		64,972,713

Sweden 5.3%
AAK AB	337,191	7,442,841
AddLife AB, B Shares	212,886	2,059,434
Addnode Group AB	236,807	2,483,081
AddTech AB, B Shares	433,361	9,590,737
AFRY AB	190,302	2,995,926
Alleima AB	362,271	2,384,226
Arjo AB, B Shares	437,582	2,072,155
Atrium Ljungberg AB, B Shares	86,105	1,596,039
Attendo AB *	209,988	752,896
Avanza Bank Holding AB	241,608	5,314,351
Beijer Alma AB	87,730	1,478,636
Betsson AB, Class B	222,550	2,202,390
Bilia AB, A Shares	138,354	1,776,983
Billerud Aktiebolag	411,821	3,511,092
BioArctic AB *	65,089	1,348,649
Biotage AB	105,291	1,767,493
Boozt AB *	107,517	1,385,077
Bravida Holding AB	386,621	3,289,891
Bufab AB	58,771	2,250,320
Bure Equity AB	105,353	3,378,236
Camurus AB *(a)	39,846	1,757,507
Catena AB	63,806	2,616,999
Cibus Nordic Real Estate AB publ	105,671	1,188,198
Clas Ohlson AB, B Shares	69,193	1,180,249
Cloetta AB, B Shares	395,080	682,683
Corem Property Group AB, B Shares	1,293,386	1,129,960
Dios Fastigheter AB	170,354	1,237,223
Dometic Group AB	622,694	4,982,780
Electrolux Professional AB, B Shares	444,765	2,832,583
Elekta AB, B Shares (a)	662,191	4,795,828
Embracer Group AB *(a)	1,713,099	3,039,638
Fabege AB	481,883	3,941,703
Fagerhult Group AB	125,394	745,278
Fortnox AB	966,000	6,734,726
Granges AB	205,720	2,004,028
Hemnet Group AB	152,510	4,663,387
Hexatronic Group AB	344,192	1,051,791
Hexpol AB	483,168	5,607,998
HMS Networks AB	55,135	2,399,896
Hufvudstaden AB, A Shares	204,271	2,428,167
See financial notes
Schwab International Equity ETFs | Semiannual Report53

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Instalco AB	467,088	1,701,793
Intrum AB (a)	151,578	502,601
Investment AB Oresund	58,920	654,828
INVISIO AB	65,394	1,377,720
JM AB	124,231	1,934,159
Lagercrantz Group AB, B Shares	372,066	5,400,781
Lindab International AB	134,282	2,818,670
Loomis AB	139,291	3,766,495
Medicover AB, B Shares	126,090	1,746,198
MEKO AB	81,759	918,139
MIPS AB	51,880	1,588,370
Modern Times Group MTG AB, B Shares *	180,911	1,305,153
Munters Group AB	250,075	4,574,963
Mycronic AB	134,203	4,422,657
NCC AB, B Shares	154,543	2,093,939
Nolato AB, B Shares	346,291	1,440,390
Nordnet AB publ	332,822	6,079,117
Norion Bank AB *	165,454	700,355
NP3 Fastigheter AB	55,505	1,005,773
Nyfosa AB	354,165	2,998,309
OX2 AB *(a)	291,588	1,465,344
Pandox AB	172,729	2,604,093
Peab AB, B Shares	380,099	2,095,651
Platzer Fastigheter Holding AB, B Shares	103,126	761,427
Ratos AB, B Shares	380,130	1,271,086
Resurs Holding AB	276,288	392,506
Samhallsbyggnadsbolaget i Norden AB (a)	2,162,928	766,095
Scandic Hotels Group AB *	263,665	1,330,626
Sdiptech AB, B Shares *	61,892	1,492,952
Sectra AB, B Shares	289,785	5,773,324
Sinch AB *	1,191,300	2,989,921
SkiStar AB	78,851	986,833
Stillfront Group AB *	865,599	803,742
Storskogen Group AB, B Shares	2,692,932	1,347,579
Systemair AB	123,885	973,365
Thule Group AB	186,576	5,075,757
Troax Group AB	72,409	1,539,508
Truecaller AB, B Shares *(a)	323,977	892,957
Viaplay Group AB, B Shares *(a)	2,192,737	224,837
Vitec Software Group AB, B Shares	66,883	3,671,392
Vitrolife AB	126,235	2,203,252
Volati AB	39,074	394,235
Wallenstam AB, B Shares	653,175	2,899,928
Wihlborgs Fastigheter AB	516,118	4,159,889
		207,247,784

Switzerland 4.0%
Accelleron Industries AG	180,807	6,118,958
Allreal Holding AG	28,159	4,860,789
ALSO Holding AG	5,225	1,373,673
ams-OSRAM AG *	1,806,661	2,763,696
APG SGA SA	2,121	508,240
Arbonia AG	97,774	1,350,215
Aryzta AG *	1,795,464	3,189,036
Autoneum Holding AG *	7,160	1,048,935
Basilea Pharmaceutica AG *	24,416	974,644
Bell Food Group AG	3,675	1,099,725
Bossard Holding AG, Class A	4,942	1,125,286
Bucher Industries AG	12,587	5,348,993
Burckhardt Compression Holding AG	6,011	3,590,694
Bystronic AG	2,496	1,228,796
Cembra Money Bank AG	56,602	4,830,663
Comet Holding AG	14,295	5,081,296
COSMO Pharmaceuticals NV	16,560	1,239,344
SECURITY	NUMBER OF SHARES	VALUE ($)
Daetwyler Holding AG	14,227	2,937,333
DocMorris AG *	17,057	1,602,938
dormakaba Holding AG	5,920	3,085,889
EFG International AG	172,446	2,479,321
Forbo Holding AG	1,802	2,079,191
Galenica AG	94,236	8,128,129
Hiag Immobilien Holding AG	8,440	680,529
Huber & Suhner AG	32,952	2,402,497
Idorsia Ltd. *(a)	238,962	605,716
Implenia AG	28,952	1,017,619
Inficon Holding AG	3,727	5,798,637
Interroll Holding AG	1,059	3,343,388
Intershop Holding AG	2,097	1,464,602
Investis Holding SA	5,767	615,636
Kardex Holding AG	11,278	3,009,857
Komax Holding AG	9,206	1,718,774
Landis & Gyr Group AG	41,165	3,223,357
LEM Holding SA	901	1,729,249
Leonteq AG	20,138	654,076
Medacta Group SA	11,791	1,695,237
Medartis Holding AG *	8,266	681,519
Medmix AG	46,931	807,988
Meyer Burger Technology AG *(a)	6,754,991	508,609
Mobimo Holding AG	13,700	4,029,641
Montana Aerospace AG *	44,030	777,044
OC Oerlikon Corp. AG	362,199	1,731,711
PIERER Mobility AG	18,351	960,742
PolyPeptide Group AG *	28,493	520,967
Rieter Holding AG	5,850	623,167
Schweiter Technologies AG	1,842	922,517
Sensirion Holding AG *	20,048	1,520,875
SFS Group AG	33,709	4,226,306
Siegfried Holding AG	7,878	7,926,759
SKAN Group AG	20,649	1,906,494
Softwareone Holding AG	234,179	4,388,114
St. Galler Kantonalbank AG	5,485	3,111,416
Stadler Rail AG	103,435	3,267,914
Sulzer AG	33,661	3,952,697
Swissquote Group Holding SA	16,905	4,511,584
u-blox Holding AG	13,278	1,271,178
Valiant Holding AG	29,803	3,472,588
Vetropack Holding AG	23,634	960,873
Vontobel Holding AG	53,356	3,272,073
VP Bank AG, Class A	4,874	533,591
VZ Holding AG	26,285	3,313,423
Ypsomed Holding AG	6,460	2,674,090
Zehnder Group AG	17,912	1,098,459
		156,977,297

United Kingdom 12.4%
4imprint Group PLC	53,446	3,853,572
888 Holdings PLC *	808,338	884,469
AG Barr PLC	170,702	1,124,993
AJ Bell PLC	550,147	2,114,170
Alphawave IP Group PLC *	516,794	1,124,396
AO World PLC *	617,070	724,753
Ascential PLC *	831,754	3,139,548
Ashmore Group PLC	884,320	2,317,782
ASOS PLC *(a)	126,754	604,472
Assura PLC	5,757,202	3,028,094
Aston Martin Lagonda Global Holdings PLC *	559,742	1,223,503
Auction Technology Group PLC *	170,538	1,305,119
Babcock International Group PLC	494,336	3,062,770
Bakkavor Group PLC	260,685	313,266
Balanced Commercial Property Trust Ltd.	1,011,316	997,826
See financial notes
54Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Balfour Beatty PLC	1,057,433	4,539,814
Bank of Georgia Group PLC	68,329	4,070,984
Bellway PLC	233,899	7,982,588
Big Yellow Group PLC	361,393	4,585,156
Bodycote PLC	366,057	2,863,926
Bridgepoint Group PLC	470,357	1,539,803
Britvic PLC	481,597	5,178,168
Bytes Technology Group PLC	393,066	2,771,940
C&C Group PLC	761,061	1,380,518
Capita PLC *	3,411,416	876,000
Capricorn Energy PLC	192,854	282,495
Carnival PLC *	283,460	4,014,110
Centamin PLC	2,240,115	2,558,771
Chemring Group PLC	554,629	2,434,476
Clarkson PLC	48,456	2,200,470
Close Brothers Group PLC	326,526	1,432,420
CLS Holdings PLC	313,182	360,505
Coats Group PLC	3,233,309	2,781,183
Computacenter PLC	135,941	4,990,238
Cranswick PLC	102,425	4,982,974
Crest Nicholson Holdings PLC	488,115	1,308,975
Currys PLC *	1,901,735	1,587,696
Darktrace PLC *	778,035	3,512,522
Deliveroo PLC *	2,199,003	3,054,229
Derwent London PLC	216,337	5,265,132
Diploma PLC	253,737	11,092,538
Direct Line Insurance Group PLC *	2,538,984	6,487,610
Diversified Energy Co. PLC	91,992	1,088,597
Domino's Pizza Group PLC	821,998	3,504,080
Dowlais Group PLC	2,566,659	2,946,701
Dr Martens PLC	1,135,554	1,366,035
Drax Group PLC	753,935	4,441,335
Dunelm Group PLC	220,898	3,210,593
easyJet PLC	716,176	4,926,431
Elementis PLC *	1,114,913	1,994,177
Energean PLC	265,420	3,424,579
Essentra PLC	553,442	1,166,328
FDM Group Holdings PLC	171,386	865,011
Ferrexpo PLC *	572,164	521,830
Finablr PLC *(b)	225,475	0
Firstgroup PLC	1,285,959	2,573,398
Frasers Group PLC *	241,303	2,469,361
Future PLC	231,188	1,791,203
Games Workshop Group PLC	63,638	7,570,921
Genuit Group PLC	454,161	2,320,944
Genus PLC	126,569	2,869,054
Grafton Group PLC	404,604	5,001,859
Grainger PLC	1,406,017	4,432,125
Great Portland Estates PLC	410,063	1,870,466
Greencore Group PLC *	978,240	1,264,648
Greggs PLC	193,305	6,592,291
Halfords Group PLC	420,871	809,219
Hammerson PLC (a)	7,592,859	2,439,565
Harbour Energy PLC	1,238,567	3,954,415
Hays PLC	3,046,608	3,626,433
Helical PLC	204,934	495,132
Helios Towers PLC *	1,520,123	1,450,813
Hill & Smith PLC	155,744	3,573,732
Hilton Food Group PLC	155,680	1,571,481
Hochschild Mining PLC *	633,777	743,172
Home Reit PLC *(b)	1,478,309	2
Ibstock PLC	727,005	1,485,195
IG Group Holdings PLC	696,025	6,154,254
Inchcape PLC	723,949	6,245,479
Indivior PLC *	239,916	5,204,712
IntegraFin Holdings PLC	567,975	1,961,396
International Distributions Services PLC *	1,304,414	3,996,345
Investec PLC	1,191,306	7,430,734
SECURITY	NUMBER OF SHARES	VALUE ($)
IP Group PLC	1,944,908	1,177,211
Ithaca Energy PLC	209,268	364,246
IWG PLC *	1,388,518	3,263,402
J D Wetherspoon PLC *	179,691	1,722,935
John Wood Group PLC *	1,300,456	2,424,748
JTC PLC	283,059	2,792,833
Jupiter Fund Management PLC	826,499	846,839
Just Group PLC	2,035,260	2,160,008
Kainos Group PLC	178,481	2,490,238
Keller Group PLC	140,788	1,540,477
Lancashire Holdings Ltd.	480,977	3,960,762
Liontrust Asset Management PLC	120,465	975,246
LondonMetric Property PLC	2,036,896	4,648,136
LXI REIT PLC	2,948,685	3,694,505
Man Group PLC	2,307,223	7,106,601
Marks & Spencer Group PLC	3,804,635	11,396,411
Marshalls PLC	441,922	1,673,674
Mitchells & Butlers PLC *	500,598	1,488,094
Mitie Group PLC	2,567,873	3,469,111
Mobico Group PLC	1,056,559	1,042,466
Molten Ventures PLC *	293,185	985,016
Moneysupermarket.com Group PLC	1,016,060	3,146,329
Moonpig Group PLC *	543,409	1,153,433
Morgan Advanced Materials PLC	555,946	1,856,564
Morgan Sindall Group PLC	80,884	2,399,269
NCC Group PLC	583,085	932,293
Network International Holdings PLC *	867,408	4,202,383
Ninety One PLC	652,124	1,352,843
OSB Group PLC	761,814	4,008,812
Oxford Biomedica PLC *	165,212	359,454
Oxford Instruments PLC	104,292	2,882,543
Oxford Nanopore Technologies PLC *	1,163,432	1,957,339
Pagegroup PLC	609,656	3,488,838
Paragon Banking Group PLC	420,108	3,422,317
Pennon Group PLC	510,290	4,269,926
Petershill Partners PLC	539,392	1,183,115
Petrofac Ltd. *(a)	852,777	283,488
Pets at Home Group PLC	931,628	3,254,915
Picton Property Income Ltd.	1,009,548	804,528
Playtech PLC *	593,265	3,327,498
Plus500 Ltd.	159,294	3,425,482
Premier Foods PLC	1,272,189	2,217,554
Primary Health Properties PLC	2,609,031	2,948,813
PureTech Health PLC *	487,690	1,215,300
PZ Cussons PLC	437,013	552,800
QinetiQ Group PLC	989,382	4,638,129
Quilter PLC	2,649,972	3,233,084
Rank Group PLC *	416,332	371,807
Rathbones Group PLC	117,565	2,313,988
Redde Northgate PLC	434,063	1,899,775
Redrow PLC	518,106	4,197,698
RHI Magnesita NV	36,073	1,685,592
Rotork PLC	1,663,422	6,489,186
S4 Capital PLC *	876,297	444,276
Safestore Holdings PLC	410,047	3,965,377
Savills PLC	260,833	3,043,703
Senior PLC	827,417	1,653,693
Serco Group PLC	2,103,158	4,982,910
Shaftesbury Capital PLC	2,665,459	4,177,502
SIG PLC *	1,312,250	514,579
Sirius Real Estate Ltd.	2,221,128	2,430,318
Softcat PLC	239,402	4,445,568
Spectris PLC	197,051	8,736,552
Spire Healthcare Group PLC	547,411	1,561,469
Spirent Communications PLC	1,093,560	1,445,547
SSP Group PLC	1,529,453	4,236,953
Supermarket Income Reit PLC	2,422,136	2,319,358
Synthomer PLC *	229,383	422,760
See financial notes
Schwab International Equity ETFs | Semiannual Report55

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TBC Bank Group PLC	98,787	3,698,835
Telecom Plus PLC	132,930	2,458,350
THG PLC *(a)	1,879,382	1,493,435
TI Fluid Systems PLC	613,714	1,180,003
TP ICAP Group PLC	1,528,232	3,460,316
Trainline PLC *	885,642	3,468,427
Travis Perkins PLC	407,532	3,800,322
Tritax Big Box REIT PLC	3,687,429	6,838,031
Trustpilot Group PLC *	651,360	1,576,193
TUI AG *	866,791	6,046,907
Tullow Oil PLC *(a)	2,091,480	744,477
U.K. Commercial Property REIT Ltd.	1,423,222	1,146,794
Vanquis Banking Group PLC	500,117	766,739
Vesuvius PLC	416,365	2,552,296
Victrex PLC	166,488	2,590,368
Virgin Money U.K. PLC	2,226,974	4,362,142
Vistry Group PLC	667,639	8,876,011
Volution Group PLC	370,844	1,899,852
Watches of Switzerland Group PLC *	446,008	2,280,407
WH Smith PLC	240,391	3,758,461
Wickes Group PLC	497,732	1,000,444
Workspace Group PLC	284,711	1,756,068
XP Power Ltd.	35,239	463,586
		488,605,103
Total Common Stocks (Cost $3,746,970,052)		3,915,728,936

PREFERRED STOCKS 0.1% OF NET ASSETS

Germany 0.0%
Draegerwerk AG & Co. KGaA	16,634	866,724

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	69,738	1,724,421

Republic of Korea 0.0%
Daishin Securities Co. Ltd. *	41,684	468,303

Sweden 0.0%
Corem Property Group AB	22,523	493,016
Total Preferred Stocks (Cost $2,921,805)		3,552,464

RIGHTS 0.0% OF NET ASSETS

Australia 0.0%
Lifestyle Communities Ltd.
expires 03/14/24, strike AUD 16.00 *(b)	30,431	0

Republic of Korea 0.0%
Foosung Co. Ltd.
expires 04/11/24, strike KRW 6,870.00 *(b)	13,576	14,987
SECURITY	NUMBER OF SHARES	VALUE ($)
Taihan Electric Wire Co. Ltd.
expires 03/12/24, strike KRW 7,460.00 *(b)	35,647	43,903
		58,890
Total Rights (Cost $0)		58,890

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
PointsBet Holdings Ltd.
expires 07/08/24 *(b)	19,829	3

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	41,766	88,586
Total Warrants (Cost $0)		88,589

SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

Money Market Funds 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)	3,315,328	3,315,328
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)(d)	78,927,688	78,927,688
		82,243,016
Total Short-Term Investments (Cost $82,243,016)		82,243,016
Total Investments in Securities (Cost $3,832,134,873)		4,001,671,895

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/15/24	161	18,417,595	596,156

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $74,761,362.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
AUD —	Australian Dollar
KRW —	South Korean Won
See financial notes
56Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,834,946,260	$—	$—	$2,834,946,260
Australia	251,255,347	—	592,684 *	251,848,031
Hong Kong	24,773,082	—	237,099 *	25,010,181
Republic of Korea	218,065,000	—	78,641	218,143,641
Singapore	32,203,006	—	1	32,203,007
Spain	64,972,713	—	0 *	64,972,713
United Kingdom	488,605,101	—	2 *	488,605,103
Preferred Stocks[1]	3,552,464	—	—	3,552,464
Rights
Australia	—	—	0 *	0
Republic of Korea	—	—	58,890	58,890
Warrants
Australia	—	—	3	3
Italy	—	—	88,586	88,586
Short-Term Investments[1]	82,243,016	—	—	82,243,016
Futures Contracts[2]	596,156	—	—	596,156
Total	$4,001,212,145	$—	$1,055,906	$4,002,268,051

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Semiannual Report57

Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $3,832,134,873) including securities on loan of $74,761,362		$4,001,671,895
Foreign currency, at value (cost $5,158,375)		5,148,295
Deposit with broker for futures contracts		868,174
Receivables:
Dividends		7,030,713
Foreign tax reclaims		2,852,730
Income from securities on loan		161,473
Variation margin on future contracts	+	40,761
Total assets		4,017,774,041

Liabilities
Collateral held for securities on loan		78,927,688
Payables:
Management fees		339,608
Foreign capital gains tax	+	35,128
Total liabilities		79,302,424
Net assets		$3,938,471,617

Net Assets by Source
Capital received from investors		$4,173,866,283
Total distributable loss	+	(235,394,666)
Net assets		$3,938,471,617

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,938,471,617		114,900,000		$34.28

See financial notes
58Schwab International Equity ETFs | Semiannual Report

Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $4,384,848)		$35,722,697
Interest received from securities - unaffiliated		34,496
Securities on loan, net	+	1,315,071
Total investment income		37,072,264

Expenses
Management fees		2,053,034
Professional fees	+	6,175 [1]
Total expenses		2,059,209
Expense reduction	–	6,175 [1]
Net expenses	–	2,053,034
Net investment income		35,019,230

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(43,857,232)
Net realized gains on futures contracts		295,978
Net realized gains on foreign currency transactions	+	156,551
Net realized losses		(43,404,703)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of ($8,143))		142,254,910
Net change in unrealized appreciation (depreciation) on futures contracts		836,013
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(92,675)
Net change in unrealized appreciation (depreciation)	+	142,998,248
Net realized and unrealized gains		99,593,545
Increase in net assets resulting from operations		$134,612,775

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab International Equity ETFs | Semiannual Report59

Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$35,019,230	$104,717,416
Net realized losses		(43,404,703)	(76,160,503)
Net change in unrealized appreciation (depreciation)	+	142,998,248	296,509,348
Increase in net assets resulting from operations		$134,612,775	$325,066,261

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($97,746,200 )	($78,014,800 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,200,000	$135,067,680	8,600,000	$278,096,357
Shares redeemed	+	—	—	(4,700,000)	(141,319,157)
Net transactions in fund shares		4,200,000	$135,067,680	3,900,000	$136,777,200

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		110,700,000	$3,766,537,362	106,800,000	$3,382,708,701
Total increase	+	4,200,000	171,934,255	3,900,000	383,828,661
End of period		114,900,000	$3,938,471,617	110,700,000	$3,766,537,362
See financial notes
60Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$24.62	$25.22	$31.64	$27.11	$24.82	$25.89
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.75	0.93	0.63	0.79	0.72
Net realized and unrealized gains (losses)	0.88	(0.62)	(6.63)	4.64	2.34	(1.00)
Total from investment operations	1.06	0.13	(5.70)	5.27	3.13	(0.28)
Less distributions:
Distributions from net investment income	(0.82)	(0.73)	(0.72)	(0.74)	(0.84)	(0.79)
Net asset value at end of period	$24.86	$24.62	$25.22	$31.64	$27.11	$24.82
Total return	4.47%[2]	0.61%	(18.32%)	19.53%	12.76%	(0.97%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11%[3]	0.11%[4]	0.11%[4]	0.11%	0.12%[5]	0.13%
Net investment income (loss)	1.48%[3]	3.09%	3.33%	2.04%	3.16%	2.85%
Portfolio turnover rate[6]	3%[2]	13%	13%	15%	15%	13%
Net assets, end of period (x 1,000,000)	$8,368	$8,463	$8,557	$9,505	$7,196	$5,804

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended August 31, 2020, is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Semiannual Report61

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.8% OF NET ASSETS

Brazil 4.6%
Allos SA	558,252	2,774,042
Alupar Investimento SA	97,621	585,099
Ambev SA	5,493,823	13,909,672
Atacadao SA	657,095	1,598,881
Auren Energia SA	498,439	1,287,064
B3 SA - Brasil Bolsa Balcao	7,209,024	18,615,072
Banco Bradesco SA	1,865,287	4,617,558
Banco BTG Pactual SA	1,640,537	12,015,163
Banco do Brasil SA	1,063,958	12,389,806
Banco Santander Brasil SA	459,258	2,643,531
BB Seguridade Participacoes SA	832,416	5,585,571
BRF SA *	1,160,750	3,527,583
Caixa Seguridade Participacoes SA	582,183	1,683,751
CCR SA	1,455,736	4,037,322
Centrais Eletricas Brasileiras SA	1,637,124	14,332,846
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	427,254	6,806,965
Cia Energetica de Minas Gerais	192,698	582,517
Cia Siderurgica Nacional SA	768,081	2,600,127
Cielo SA	1,530,230	1,647,677
Companhia Paranaense de Energia	1,024,459	1,892,774
Cosan SA	1,528,105	5,228,339
CPFL Energia SA	248,149	1,767,481
CSN Mineracao SA	677,995	828,279
Dexco SA	440,939	722,378
Diagnosticos da America SA *	328,346	523,382
Embraer SA *	906,376	4,456,495
Energisa SA	305,130	3,122,138
Eneva SA *	1,600,572	4,132,982
Engie Brasil Energia SA	225,011	1,902,924
Equatorial Energia SA	1,099,793	7,565,621
GPS Participacoes e Empreendimentos SA	523,880	1,888,378
Grupo De Moda Soma SA	579,035	815,764
Grupo Mateus SA *	526,823	855,657
Hapvida Participacoes e Investimentos SA *	5,929,761	4,379,907
Hypera SA	523,122	3,461,756
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	57,193	244,028
Itau Unibanco Holding SA	540,789	3,190,107
JBS SA	1,689,849	7,842,758
Klabin SA	971,663	4,413,761
Localiza Rent a Car SA	1,054,125	11,244,226
Lojas Renner SA	1,186,132	3,771,827
M Dias Branco SA	165,303	1,371,356
Magazine Luiza SA *	4,001,435	1,715,367
Multiplan Empreendimentos Imobiliarios SA	360,030	1,913,677
Natura & Co. Holding SA *	1,209,294	3,969,606
Neoenergia SA	291,534	1,267,373
Petroleo Brasileiro SA	4,644,029	38,526,939
SECURITY	NUMBER OF SHARES	VALUE ($)
Porto Seguro SA	247,177	1,420,783
PRIO SA	844,164	7,426,244
Raia Drogasil SA	1,417,516	7,600,178
Rede D'Or Sao Luiz SA	963,183	4,908,334
Rumo SA	1,566,637	7,163,715
Sao Martinho SA	197,226	1,123,343
Sendas Distribuidora SA	1,684,587	4,814,413
SLC Agricola SA	279,684	1,106,656
Smartfit Escola de Ginastica e Danca SA	143,911	708,455
Suzano SA	898,283	10,187,525
Telefonica Brasil SA	550,352	6,034,472
TIM SA	990,848	3,623,461
TOTVS SA	566,410	3,498,561
Transmissora Alianca de Energia Eletrica SA	293,851	2,093,592
Ultrapar Participacoes SA	1,051,800	6,215,139
Usinas Siderurgicas de Minas Gerais SA Usiminas	307,692	668,808
Vale SA	4,729,790	63,769,562
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	433,199	761,138
Vibra Energia SA	1,350,622	7,029,492
WEG SA	1,868,434	13,797,076
		388,206,474

Chile 0.5%
Aguas Andinas SA, Class A	4,345,364	1,276,178
Banco de Chile	58,317,287	6,754,328
Banco de Credito e Inversiones SA	82,725	2,292,653
Banco Itau Chile SA	94,975	933,039
Banco Santander Chile	77,628,918	3,771,406
Cencosud SA	1,605,575	2,880,692
Cencosud Shopping SA	675,413	1,103,553
Cia Cervecerias Unidas SA	177,121	1,025,894
Cia Sud Americana de Vapores SA	23,336,228	1,627,719
Colbun SA	9,903,502	1,359,534
Empresas CMPC SA	1,604,710	2,845,951
Empresas Copec SA	629,576	4,036,516
Enel Americas SA	25,120,396	2,558,760
Enel Chile SA	31,226,719	1,873,897
Falabella SA *	1,040,710	2,636,711
Latam Airlines Group SA *	208,656,768	2,621,655
Plaza SA *	422,375	624,599
Quinenco SA	312,914	1,067,806
Sociedad de Inversiones Oro Blanco SA	21,768,335	154,650
		41,445,541

China 28.3%
360 Security Technology, Inc., A Shares *	698,500	850,192
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares	132,900	359,306
See financial notes
62Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
3peak, Inc., A Shares	10,330	158,063
3SBio, Inc.	2,432,101	1,606,116
Advanced Micro-Fabrication Equipment, Inc. China, A Shares	53,140	1,082,602
AECC Aero-Engine Control Co. Ltd., A Shares	113,300	278,169
AECC Aviation Power Co. Ltd., A Shares	207,500	990,954
Agricultural Bank of China Ltd., A Shares	8,266,200	4,806,964
Agricultural Bank of China Ltd., H Shares	39,156,237	16,105,033
Aier Eye Hospital Group Co. Ltd., A Shares	882,644	1,794,627
Air China Ltd., A Shares *	867,000	900,060
Air China Ltd., H Shares *	1,881,595	1,009,439
Aisino Corp., Class A	52,300	74,401
Akeso, Inc. *	617,610	3,715,695
Alibaba Group Holding Ltd.	21,317,222	198,501,109
Alibaba Health Information Technology Ltd. *	7,285,020	3,201,061
Alibaba Pictures Group Ltd. *	17,597,665	1,011,515
A-Living Smart City Services Co. Ltd.	1,066,939	547,861
All Winner Technology Co. Ltd., A Shares	54,900	146,979
Alpha Group, A Shares *	162,500	170,952
Aluminum Corp. of China Ltd., A Shares	701,200	588,773
Aluminum Corp. of China Ltd., H Shares	4,570,122	2,288,330
Amlogic Shanghai Co. Ltd., A Shares	40,017	310,739
An Hui Wenergy Co. Ltd., A Shares	350,500	355,109
Angang Steel Co. Ltd., H Shares	2,914,797	524,967
Angel Yeast Co. Ltd., A Shares	93,800	438,456
Angelalign Technology, Inc.	57,304	481,266
Anhui Anke Biotechnology Group Co. Ltd., A Shares	148,500	205,688
Anhui Conch Cement Co. Ltd., A Shares	372,700	1,238,325
Anhui Conch Cement Co. Ltd., H Shares	1,424,195	3,114,426
Anhui Expressway Co. Ltd., H Shares	818,171	909,218
Anhui Gujing Distillery Co. Ltd., A Shares	112,704	3,427,616
Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	86,100	184,980
Anhui Kouzi Distillery Co. Ltd., A Shares	21,100	124,780
Anhui Yingjia Distillery Co. Ltd., A Shares	30,900	274,252
Anhui Zhongding Sealing Parts Co. Ltd., A Shares	113,200	174,861
Anjoy Foods Group Co. Ltd., A Shares	30,300	367,120
ANTA Sports Products Ltd.	1,577,858	15,468,603
Apeloa Pharmaceutical Co. Ltd., A Shares	120,600	233,994
Asymchem Laboratories Tianjin Co. Ltd., A Shares	21,280	300,066
Autobio Diagnostics Co. Ltd., A Shares	26,100	240,380
Autohome, Inc., ADR	80,388	2,089,284
Avary Holding Shenzhen Co. Ltd., A Shares	76,700	224,397
AVIC Industry-Finance Holdings Co. Ltd., A Shares	745,300	343,416
AviChina Industry & Technology Co. Ltd., H Shares	3,096,810	1,269,768
SECURITY	NUMBER OF SHARES	VALUE ($)
Avicopter PLC, A Shares	57,300	289,472
BAIC BluePark New Energy Technology Co. Ltd., A Shares *	180,200	148,807
BAIC Motor Corp. Ltd., H Shares	3,013,710	900,787
Baidu, Inc., A Shares *	2,803,193	35,645,037
Bank of Beijing Co. Ltd., A Shares	2,008,400	1,443,879
Bank of Changsha Co. Ltd., A Shares	375,200	405,650
Bank of Chengdu Co. Ltd., A Shares	147,900	271,568
Bank of China Ltd., A Shares	4,143,800	2,570,735
Bank of China Ltd., H Shares	104,088,646	40,950,469
Bank of Communications Co. Ltd., A Shares	3,576,400	3,112,179
Bank of Communications Co. Ltd., H Shares	9,348,682	6,137,879
Bank of Guiyang Co. Ltd., A Shares	410,000	313,535
Bank of Hangzhou Co. Ltd., A Shares	566,300	870,838
Bank of Jiangsu Co. Ltd., A Shares	1,492,300	1,588,556
Bank of Nanjing Co. Ltd., A Shares	996,700	1,210,385
Bank of Ningbo Co. Ltd., A Shares	628,560	1,943,627
Bank of Qingdao Co. Ltd., A Shares	566,300	256,221
Bank of Shanghai Co. Ltd., A Shares	1,546,270	1,401,359
Bank of Zhengzhou Co. Ltd., A Shares *	793,987	230,309
Baoshan Iron & Steel Co. Ltd., A Shares	1,765,432	1,634,285
BBMG Corp., A Shares	1,822,200	493,153
BeiGene Ltd. *	795,722	10,773,877
BeiGene Ltd., Class A *	5,102	93,483
Beijing Capital Eco-Environment Protection Group Co. Ltd., A Shares	703,500	274,360
Beijing Capital International Airport Co. Ltd., H Shares *	2,477,400	800,611
Beijing Dabeinong Technology Group Co. Ltd., A Shares	399,300	291,498
Beijing Easpring Material Technology Co. Ltd., A Shares	49,000	236,933
Beijing E-Hualu Information Technology Co. Ltd., A Shares *	73,800	265,077
Beijing Enlight Media Co. Ltd., A Shares	270,800	341,260
Beijing Enterprises Holdings Ltd.	617,251	2,325,887
Beijing Enterprises Water Group Ltd.	5,490,466	1,290,422
Beijing Jetsen Technology Co. Ltd., A Shares *	319,000	225,794
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,288,213	485,187
Beijing Kingsoft Office Software, Inc., A Shares	39,574	1,488,161
Beijing New Building Materials PLC, A Shares	164,100	639,751
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares *	157,600	183,733
Beijing Originwater Technology Co. Ltd., A Shares	352,077	248,718
Beijing Roborock Technology Co. Ltd., A Shares	7,369	333,174
Beijing Shiji Information Technology Co. Ltd., A Shares	252,980	282,640
Beijing Shougang Co. Ltd., A Shares *	666,700	306,273
Beijing Shunxin Agriculture Co. Ltd., A Shares *	70,600	182,544
Beijing Sinnet Technology Co. Ltd., A Shares *	130,100	169,729
Beijing Tiantan Biological Products Corp. Ltd., A Shares	66,900	262,763
See financial notes
Schwab International Equity ETFs | Semiannual Report63

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Beijing Tongrentang Co. Ltd., A Shares	138,600	856,001
Beijing Ultrapower Software Co. Ltd., A Shares	204,800	308,682
Beijing United Information Technology Co. Ltd., A Shares	71,905	210,069
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A Shares	45,750	467,008
Beijing Yanjing Brewery Co. Ltd., A Shares	313,000	380,539
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares	18,400	94,461
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A Shares	117,530	152,025
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares	1,204,200	843,997
Bethel Automotive Safety Systems Co. Ltd., A Shares	39,100	342,418
Bilibili, Inc., Z Shares *	293,098	2,869,656
Bloomage Biotechnology Corp. Ltd., A Shares	34,275	304,112
Blue Moon Group Holdings Ltd.	1,240,359	307,365
Bluefocus Intelligent Communications Group Co. Ltd., A Shares *	275,100	281,772
BOC International China Co. Ltd., A Shares	46,400	70,322
BOE Technology Group Co. Ltd., A Shares	3,326,900	1,842,314
BOE Technology Group Co. Ltd., B Shares	1,143,850	369,653
Bosideng International Holdings Ltd.	4,587,347	2,314,534
Bright Dairy & Food Co. Ltd., A Shares	43,000	54,725
BTG Hotels Group Co. Ltd., A Shares *	102,500	217,369
BYD Co. Ltd., A Shares	157,900	4,190,067
BYD Co. Ltd., H Shares	1,216,363	30,033,079
BYD Electronic International Co. Ltd.	966,052	3,652,557
By-health Co. Ltd., A Shares	78,200	183,419
C&D International Investment Group Ltd.	848,160	1,380,232
C&S Paper Co. Ltd., A Shares	151,300	195,917
Caida Securities Co. Ltd., A Shares	256,100	275,818
Caitong Securities Co. Ltd., A Shares	482,060	533,894
Cambricon Technologies Corp. Ltd., Class A *	20,570	481,501
Canmax Technologies Co. Ltd., A Shares	73,320	232,825
CanSino Biologics, Inc., H Shares *(a)	138,016	321,558
CECEP Solar Energy Co. Ltd., A Shares	348,000	262,742
CECEP Wind-Power Corp., A Shares	629,920	262,275
Central China Securities Co. Ltd., A Shares	685,300	364,276
CETC Cyberspace Security Technology Co. Ltd., A Shares	87,900	248,015
CGN Power Co. Ltd., H Shares	15,127,026	4,598,702
Changchun High & New Technology Industry Group, Inc., A Shares	41,300	736,553
Changjiang Securities Co. Ltd., A Shares	522,200	398,612
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	26,400	514,608
Chaozhou Three-Circle Group Co. Ltd., A Shares	176,408	620,895
Chengdu Xingrong Environment Co. Ltd., A Shares	283,400	238,748
Chengxin Lithium Group Co. Ltd., A Shares	81,300	247,220
SECURITY	NUMBER OF SHARES	VALUE ($)
Chifeng Jilong Gold Mining Co. Ltd., Class A *	53,400	95,754
China Baoan Group Co. Ltd., A Shares	261,200	431,391
China Bohai Bank Co. Ltd., Class H *	4,076,850	578,033
China Cinda Asset Management Co. Ltd., H Shares	11,709,736	1,121,794
China CITIC Bank Corp. Ltd., A Shares	944,700	843,055
China CITIC Bank Corp. Ltd., H Shares	11,714,145	6,239,524
China CITIC Financial Asset Management Co. Ltd., H Shares *	18,441,872	789,141
China Coal Energy Co. Ltd., A Shares	484,600	836,671
China Coal Energy Co. Ltd., H Shares	2,580,368	2,785,115
China Communications Services Corp. Ltd., H Shares	3,234,972	1,376,004
China Conch Venture Holdings Ltd.	1,856,993	1,862,022
China Construction Bank Corp., A Shares	1,008,500	979,772
China Construction Bank Corp., H Shares	117,449,632	73,210,991
China CSSC Holdings Ltd., A Shares	368,200	1,814,108
China Eastern Airlines Corp. Ltd., A Shares *	1,268,400	670,706
China Eastern Airlines Corp. Ltd., H Shares *	1,824,860	461,530
China Energy Engineering Corp. Ltd., A Shares	3,030,208	916,811
China Energy Engineering Corp. Ltd., H Shares	5,978,405	549,823
China Everbright Bank Co. Ltd., A Shares	4,053,400	1,811,450
China Everbright Bank Co. Ltd., H Shares	4,293,274	1,343,567
China Everbright Environment Group Ltd.	4,912,521	1,826,006
China Everbright Ltd.	1,168,808	641,973
China Feihe Ltd.	5,066,305	2,523,834
China Film Co. Ltd., A Shares *	60,300	101,515
China Galaxy Securities Co. Ltd., A Shares	165,500	279,078
China Galaxy Securities Co. Ltd., H Shares	4,957,834	2,609,120
China Gas Holdings Ltd.	3,673,667	3,364,525
China Great Wall Securities Co. Ltd., A Shares	279,900	307,666
China Greatwall Technology Group Co. Ltd., A Shares	301,900	434,922
China Green Electricity Investment of Tianjin Co. Ltd., A Shares	177,500	242,407
China Hongqiao Group Ltd.	2,853,069	2,219,394
China International Capital Corp. Ltd., A Shares	88,600	429,151
China International Capital Corp. Ltd., H Shares	1,830,022	2,297,813
China International Marine Containers Group Co. Ltd., H Shares	1,213,845	925,641
China Jinmao Holdings Group Ltd.	8,784,311	718,112
China Jushi Co. Ltd., A Shares	380,577	529,250
China Lesso Group Holdings Ltd.	1,231,591	586,787
China Life Insurance Co. Ltd., H Shares	9,337,644	11,509,844
China Literature Ltd. *	470,168	1,450,357
China Longyuan Power Group Corp. Ltd., H Shares	4,306,592	3,047,532
China Medical System Holdings Ltd.	1,652,988	2,715,285
China Meheco Co. Ltd., A Shares	150,240	236,247
China Meidong Auto Holdings Ltd.	693,046	272,658
See financial notes
64Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Mengniu Dairy Co. Ltd. *	3,825,435	9,616,360
China Merchants Bank Co. Ltd., A Shares	1,810,700	8,051,744
China Merchants Bank Co. Ltd., H Shares	4,757,321	18,564,295
China Merchants Energy Shipping Co. Ltd., A Shares	789,400	788,825
China Merchants Expressway Network & Technology Holdings Co. Ltd., A Shares	195,100	285,667
China Merchants Port Holdings Co. Ltd.	1,637,207	2,030,615
China Merchants Securities Co. Ltd., A Shares	671,480	1,314,024
China Merchants Securities Co. Ltd., H Shares	687,572	547,156
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	654,100	855,157
China Minsheng Banking Corp. Ltd., A Shares	3,105,400	1,741,205
China Minsheng Banking Corp. Ltd., H Shares	7,933,888	2,797,048
China National Accord Medicines Corp. Ltd., B Shares	228,748	432,146
China National Building Material Co. Ltd., H Shares	5,827,293	2,195,804
China National Chemical Engineering Co. Ltd., A Shares	578,100	560,027
China National Nuclear Power Co. Ltd., A Shares	1,570,000	1,891,343
China National Software & Service Co. Ltd., A Shares	80,470	359,841
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	337,100	881,903
China Oilfield Services Ltd., A Shares	158,229	320,619
China Oilfield Services Ltd., H Shares	2,232,620	1,967,744
China Overseas Land & Investment Ltd.	4,834,705	7,188,326
China Pacific Insurance Group Co. Ltd., A Shares	594,500	2,113,888
China Pacific Insurance Group Co. Ltd., H Shares	3,231,006	6,165,853
China Petroleum & Chemical Corp., A Shares	2,986,800	2,590,819
China Petroleum & Chemical Corp., H Shares	31,325,257	17,325,562
China Power International Development Ltd.	6,230,474	2,522,814
China Railway Group Ltd., A Shares	1,858,700	1,638,076
China Railway Group Ltd., H Shares	5,274,387	2,573,595
China Railway Signal & Communication Corp. Ltd., A Shares	519,106	351,582
China Railway Signal & Communication Corp. Ltd., H Shares	1,869,734	678,271
China Rare Earth Resources & Technology Co. Ltd., A Shares	93,300	361,145
China Reinsurance Group Corp., H Shares	9,317,309	553,412
China Resources Beer Holdings Co. Ltd.	1,989,362	8,626,972
China Resources Boya Bio-pharmaceutical Group Co. Ltd., A Shares	58,000	231,509
China Resources Building Materials Technology Holdings Ltd.	2,877,087	499,801
SECURITY	NUMBER OF SHARES	VALUE ($)
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	108,140	295,217
China Resources Gas Group Ltd.	1,180,531	3,573,802
China Resources Land Ltd.	3,480,546	10,714,434
China Resources Microelectronics Ltd., A Shares	93,908	558,476
China Resources Mixc Lifestyle Services Ltd.	774,985	2,346,100
China Resources Pharmaceutical Group Ltd.	2,187,239	1,480,734
China Resources Power Holdings Co. Ltd.	2,360,051	5,094,633
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	100,500	766,870
China Ruyi Holdings Ltd. *(a)	5,803,219	1,141,549
China Shenhua Energy Co. Ltd., A Shares	616,170	3,300,949
China Shenhua Energy Co. Ltd., H Shares	4,300,411	16,616,523
China South Publishing & Media Group Co. Ltd., A Shares	175,200	301,513
China Southern Airlines Co. Ltd., A Shares *	1,077,700	885,463
China Southern Airlines Co. Ltd., H Shares *(a)	1,572,547	584,523
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A Shares	262,500	186,166
China State Construction Engineering Corp. Ltd., A Shares	3,781,400	2,807,743
China State Construction International Holdings Ltd.	2,327,904	2,595,877
China Suntien Green Energy Corp. Ltd., H Shares	2,947,499	1,121,953
China Taiping Insurance Holdings Co. Ltd.	1,959,044	1,709,109
China Three Gorges Renewables Group Co. Ltd., A Shares	2,336,900	1,498,418
China Tourism Group Duty Free Corp. Ltd., A Shares	162,100	1,959,531
China Tourism Group Duty Free Corp. Ltd., Class H	140,987	1,384,874
China Tower Corp. Ltd., H Shares	61,117,880	7,416,460
China Traditional Chinese Medicine Holdings Co. Ltd.	3,200,270	1,765,937
China TransInfo Technology Co. Ltd., A Shares *	156,500	226,108
China United Network Communications Ltd., A Shares	2,597,400	1,730,338
China Vanke Co. Ltd., A Shares	852,500	1,187,898
China Vanke Co. Ltd., H Shares	2,734,333	2,116,551
China World Trade Center Co. Ltd., A Shares	118,500	314,783
China Yangtze Power Co. Ltd., A Shares	2,144,300	7,454,941
China Zhenhua Group Science & Technology Co. Ltd., A Shares	51,400	409,188
China Zheshang Bank Co. Ltd., A Shares	1,060,790	409,284
Chinalin Securities Co. Ltd., A Shares	124,200	223,569
Chinese Universe Publishing & Media Group Co. Ltd., A Shares	121,000	258,113
Chongqing Brewery Co. Ltd., A Shares	45,800	416,349
Chongqing Changan Automobile Co. Ltd., A Shares	702,264	1,452,237
See financial notes
Schwab International Equity ETFs | Semiannual Report65

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chongqing Changan Automobile Co. Ltd., B Shares	2,000,698	1,075,891
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	110,760	216,747
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,838,566	1,549,391
Chongqing Taiji Industry Group Co. Ltd., Class A *	12,700	66,873
Chongqing Zhifei Biological Products Co. Ltd., A Shares	206,100	1,530,036
CITIC Ltd.	6,831,910	6,902,770
Citic Pacific Special Steel Group Co. Ltd., A Shares	495,710	1,002,393
CITIC Securities Co. Ltd., A Shares	1,047,180	3,095,650
CITIC Securities Co. Ltd., H Shares	2,832,368	5,253,166
CMOC Group Ltd., A Shares	863,700	737,206
CMOC Group Ltd., H Shares	5,216,449	3,224,966
CNGR Advanced Material Co. Ltd., A Shares	75,200	494,810
CNOOC Energy Technology & Services Ltd., A Shares	722,500	332,910
CNPC Capital Co. Ltd., A Shares	385,000	331,286
Contemporary Amperex Technology Co. Ltd., A Shares	386,700	8,775,451
COSCO SHIPPING Development Co. Ltd., A Shares	1,184,500	404,409
COSCO SHIPPING Development Co. Ltd., H Shares	3,976,215	416,475
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	320,100	612,189
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	1,457,482	1,379,514
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,208,321	1,760,851
COSCO SHIPPING Holdings Co. Ltd., H Shares	3,681,723	3,969,158
COSCO SHIPPING Ports Ltd.	2,001,852	1,194,136
Country Garden Holdings Co. Ltd. *(a)	15,744,171	1,287,077
Country Garden Services Holdings Co. Ltd.	2,570,928	1,967,078
CRRC Corp. Ltd., A Shares	2,104,900	1,863,816
CRRC Corp. Ltd., H Shares	4,771,871	2,462,492
CSC Financial Co. Ltd., A Shares	492,900	1,593,917
CSC Financial Co. Ltd., H Shares	1,175,501	948,953
CSG Holding Co. Ltd., A Shares	451,346	357,055
CSG Holding Co. Ltd., B Shares	802,985	247,189
CSPC Pharmaceutical Group Ltd.	10,525,753	8,228,286
Daan Gene Co. Ltd., A Shares	140,160	171,960
Dada Nexus Ltd., ADR *(a)	100,516	211,084
Daqin Railway Co. Ltd., A Shares	1,388,400	1,437,488
Daqo New Energy Corp., ADR *	66,262	1,410,055
Datang International Power Generation Co. Ltd., H Shares	5,336,885	865,758
DHC Software Co. Ltd., A Shares	351,300	281,323
Dian Diagnostics Group Co. Ltd., A Shares	69,500	185,198
Do-Fluoride New Materials Co. Ltd., A Shares	98,280	180,322
Dong-E-E-Jiao Co. Ltd., A Shares	58,500	471,637
Dongfang Electric Corp. Ltd., A Shares	268,900	610,182
Dongfang Electric Corp. Ltd., H Shares	445,004	492,251
Dongfeng Motor Group Co. Ltd., H Shares	3,810,580	1,630,575
Dongguan Development Holdings Co. Ltd., A Shares	98,400	133,289
Dongguan Yiheda Automation Co. Ltd., Class A	59,500	206,694
SECURITY	NUMBER OF SHARES	VALUE ($)
Dongxing Securities Co. Ltd., A Shares	284,900	335,700
East Buy Holding Ltd. *(a)	505,970	1,564,029
East Group Co. Ltd., A Shares	335,800	275,435
East Money Information Co. Ltd., A Shares	1,424,102	2,774,975
Eastern Air Logistics Co. Ltd., A Shares	146,200	314,913
Eastroc Beverage Group Co. Ltd., A Shares	16,000	397,444
Ecovacs Robotics Co. Ltd., A Shares	51,200	265,264
Empyrean Technology Co. Ltd., Shares A	14,000	176,816
ENN Energy Holdings Ltd.	956,047	7,858,372
ENN Natural Gas Co. Ltd., A Shares	247,475	643,310
Eoptolink Technology, Inc. Ltd., Class A	63,000	525,055
Eve Energy Co. Ltd., A Shares	199,736	1,061,988
Everbright Securities Co. Ltd., A Shares	393,200	921,710
Fangda Carbon New Material Co. Ltd., A Shares *	347,080	237,480
Far East Horizon Ltd.	1,660,359	1,334,005
FAW Jiefang Group Co. Ltd., A Shares *	236,400	287,410
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	98,800	247,369
Financial Street Holdings Co. Ltd., A Shares	686,400	326,755
First Capital Securities Co. Ltd., A Shares	425,700	338,539
Flat Glass Group Co. Ltd., A Shares	118,000	356,690
Flat Glass Group Co. Ltd., H Shares	571,242	1,056,558
Focus Media Information Technology Co. Ltd., A Shares	1,361,100	1,190,095
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	415,604	2,345,298
Fosun International Ltd.	2,940,316	1,697,607
Founder Securities Co. Ltd., A Shares	338,200	357,668
Foxconn Industrial Internet Co. Ltd., A Shares	1,129,200	2,929,079
Fujian Funeng Co. Ltd., A Shares	144,620	184,457
Fujian Sunner Development Co. Ltd., A Shares	120,900	273,337
Full Truck Alliance Co. Ltd., ADR *	850,413	5,612,726
Fushun Special Steel Co. Ltd., Class A *	131,200	114,534
Fuyao Glass Industry Group Co. Ltd., A Shares	191,900	1,152,958
Fuyao Glass Industry Group Co. Ltd., H Shares	764,806	3,834,385
GalaxyCore, Inc., Class A	55,134	151,125
Gan & Lee Pharmaceuticals Co. Ltd., A Shares *	19,900	118,512
Ganfeng Lithium Group Co. Ltd., A Shares	167,220	929,483
Ganfeng Lithium Group Co. Ltd., H Shares	521,199	1,730,939
G-bits Network Technology Xiamen Co. Ltd., A Shares	6,200	186,372
GCL System Integration Technology Co. Ltd., A Shares *	559,900	205,147
GCL Technology Holdings Ltd.	25,973,611	3,616,293
GD Power Development Co. Ltd., A Shares	1,645,500	1,068,796
GDS Holdings Ltd., A shares *(a)	1,103,727	937,536
Geely Automobile Holdings Ltd.	6,677,662	7,301,347
GEM Co. Ltd., A Shares	497,700	370,240
Gemdale Corp., A Shares	433,800	259,488
Genscript Biotech Corp. *	1,213,505	2,452,183
GF Securities Co. Ltd., A Shares	620,900	1,221,937
GF Securities Co. Ltd., H Shares	1,302,645	1,404,343
See financial notes
66Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Giant Biogene Holding Co. Ltd. *	518,606	2,371,512
Giant Network Group Co. Ltd., Class A	212,900	334,482
GigaDevice Semiconductor, Inc., A Shares	64,484	655,736
Ginlong Technologies Co. Ltd., A Shares	37,350	337,616
Glarun Technology Co. Ltd., A Shares	112,900	200,251
GoerTek, Inc., A Shares	321,300	742,019
Goke Microelectronics Co. Ltd., A Shares	17,300	135,010
Goldwind Science & Technology Co. Ltd., A Shares	375,000	397,627
Goldwind Science & Technology Co. Ltd., H Shares	767,770	292,248
Goneo Group Co. Ltd., A Shares	16,800	237,827
GoodWe Technologies Co. Ltd., A Shares	13,484	203,011
Gotion High-tech Co. Ltd., A Shares *	154,200	423,527
Grandjoy Holdings Group Co. Ltd., A Shares *	361,372	141,936
Great Wall Motor Co. Ltd., A Shares	244,600	794,371
Great Wall Motor Co. Ltd., H Shares	2,895,768	3,277,195
Gree Electric Appliances, Inc. of Zhuhai, Class A	288,100	1,561,404
Greentown China Holdings Ltd. (a)	1,317,725	1,058,718
GRG Banking Equipment Co. Ltd., A Shares	247,500	396,055
Guangdong Baolihua New Energy Stock Co. Ltd., A Shares	344,300	240,357
Guangdong Electric Power Development Co. Ltd., B Shares *	1,411,014	367,677
Guangdong Golden Dragon Development, Inc., A Shares *	75,300	127,708
Guangdong Haid Group Co. Ltd., A Shares	162,600	973,084
Guangdong HEC Technology Holding Co. Ltd., A Shares *	132,500	137,736
Guangdong Investment Ltd.	3,706,995	2,206,545
Guangdong Kinlong Hardware Products Co. Ltd., A Shares	21,800	113,187
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., A Shares	74,500	150,959
Guanghui Energy Co. Ltd., A Shares	624,600	649,284
Guangshen Railway Co. Ltd., H Shares *	2,692,645	557,184
Guangxi Guiguan Electric Power Co. Ltd., A Shares	345,300	276,518
Guangxi Liugong Machinery Co. Ltd., A Shares	420,800	447,942
Guangzhou Automobile Group Co. Ltd., A Shares	338,960	419,157
Guangzhou Automobile Group Co. Ltd., H Shares	4,052,864	1,754,957
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	116,400	477,862
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	250,628	653,077
Guangzhou Development Group, Inc., Class A	626,100	507,467
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	33,200	104,918
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	435,430
SECURITY	NUMBER OF SHARES	VALUE ($)
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	45,900	384,132
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares	24,300	132,338
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	187,780	537,910
Guangzhou Wondfo Biotech Co. Ltd., A Shares	48,200	181,087
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., A Shares	280,118	239,482
Guangzhou Zhujiang Brewery Co. Ltd., A Shares	214,300	230,205
Guizhou Panjiang Refined Coal Co. Ltd., A Shares	257,100	218,019
Guolian Securities Co. Ltd., A Shares *	221,900	337,843
Guosen Securities Co. Ltd., A Shares	483,900	578,914
Guosheng Financial Holding, Inc., A Shares *	194,100	272,620
Guotai Junan Securities Co. Ltd., A Shares	625,000	1,308,941
Guotai Junan Securities Co. Ltd., H Shares	1,209,945	1,392,500
Guoyuan Securities Co. Ltd., A Shares	409,300	396,504
H World Group Ltd., ADR	263,862	9,646,795
Haidilao International Holding Ltd.	1,895,642	3,472,244
Haier Smart Home Co. Ltd., A Shares	547,400	1,830,175
Haier Smart Home Co. Ltd., H Shares	2,931,752	8,950,142
Hainan Airlines Holding Co. Ltd., Class A *	2,678,400	531,572
Hainan Airport Infrastructure Co. Ltd., Class A *	480,500	250,078
Hainan Drinda New Energy Technology Co. Ltd., A Shares	13,900	132,089
Haisco Pharmaceutical Group Co. Ltd., A Shares *	50,600	175,566
Haitian International Holdings Ltd.	755,241	1,913,956
Haitong Securities Co. Ltd., A Shares	912,400	1,157,397
Haitong Securities Co. Ltd., H Shares	4,517,938	2,244,888
Hang Zhou Great Star Industrial Co. Ltd., A Shares	106,000	320,269
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	279,900	293,681
Hangzhou Chang Chuan Technology Co. Ltd., A Shares	59,500	239,396
Hangzhou First Applied Material Co. Ltd., A Shares	95,922	370,362
Hangzhou Lion Microelectronics Co. Ltd., A Shares	61,656	202,632
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	68,200	265,029
Hangzhou Robam Appliances Co. Ltd., A Shares	97,000	336,560
Hangzhou Silan Microelectronics Co. Ltd., A Shares	132,600	384,628
Hangzhou Tigermed Consulting Co. Ltd., A Shares	64,700	404,529
Hangzhou Tigermed Consulting Co. Ltd., H Shares	145,764	507,366
Han's Laser Technology Industry Group Co. Ltd., A Shares	68,000	187,336
Hansoh Pharmaceutical Group Co. Ltd.	1,267,724	2,234,645
Haohua Chemical Science & Technology Co. Ltd., A Shares	79,400	374,671
Harbin Boshi Automation Co. Ltd., A Shares	97,500	191,746
See financial notes
Schwab International Equity ETFs | Semiannual Report67

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	225,181
Heilongjiang Agriculture Co. Ltd., A Shares	183,100	315,871
Henan Shenhuo Coal & Power Co. Ltd., Class A	245,300	629,145
Henan Shuanghui Investment & Development Co. Ltd., A Shares	317,300	1,286,771
Hengan International Group Co. Ltd.	900,512	2,783,618
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	151,500	301,728
Hengli Petrochemical Co. Ltd., A Shares *	266,400	470,667
Hengtong Optic-electric Co. Ltd., A Shares	235,300	399,719
Hengyi Petrochemical Co. Ltd., A Shares *	302,900	290,908
Hesteel Co. Ltd., A Shares	960,000	290,455
Hisense Home Appliances Group Co. Ltd., Class A	195,800	809,532
Hisense Home Appliances Group Co. Ltd., Class H	431,192	1,365,926
Hisense Visual Technology Co. Ltd., Class A	114,800	412,660
Hithink RoyalFlush Information Network Co. Ltd., A Shares	43,600	829,430
Hongfa Technology Co. Ltd., A Shares	56,340	194,701
Hopson Development Holdings Ltd. *	1,401,911	671,516
Hoshine Silicon Industry Co. Ltd., A Shares	57,100	420,013
Hoyuan Green Energy Co. Ltd., A Shares	48,517	187,260
Hua Hong Semiconductor Ltd. *	632,733	1,357,796
Huadian Power International Corp. Ltd., A Shares	600,152	515,588
Huadian Power International Corp. Ltd., H Shares	1,905,672	922,555
Huadong Medicine Co. Ltd., A Shares	135,500	633,377
Huafon Chemical Co. Ltd., A Shares	383,800	363,279
Huagong Tech Co. Ltd., A Shares	84,800	373,437
Huaibei Mining Holdings Co. Ltd., A Shares	208,500	548,361
Hualan Biological Engineering, Inc., A Shares	171,980	470,930
Huaneng Lancang River Hydropower, Inc., A Shares	519,600	669,219
Huaneng Power International, Inc., A Shares *	628,400	769,229
Huaneng Power International, Inc., H Shares *	5,319,368	2,989,630
Huatai Securities Co. Ltd., A Shares	673,900	1,359,912
Huatai Securities Co. Ltd., H Shares	1,767,035	2,090,071
Huaxi Securities Co. Ltd., A Shares	165,400	180,660
Huaxia Bank Co. Ltd., A Shares	1,533,800	1,349,612
Huaxia Eye Hospital Group Co. Ltd., A Shares	13,150	53,985
Huaxin Cement Co. Ltd., A Shares	128,926	242,813
Huaxin Cement Co. Ltd., H Shares	490,679	420,557
Huayu Automotive Systems Co. Ltd., A Shares	295,100	715,506
Hubei Energy Group Co. Ltd., A Shares	591,600	374,407
Hubei Jumpcan Pharmaceutical Co. Ltd., A Shares	36,400	186,919
Hubei Xingfa Chemicals Group Co. Ltd., A Shares	108,000	276,398
SECURITY	NUMBER OF SHARES	VALUE ($)
Huizhou Desay Sv Automotive Co. Ltd., A Shares	46,700	664,990
Humanwell Healthcare Group Co. Ltd., A Shares	151,600	462,885
Hunan Changyuan Lico Co. Ltd., Class A	236,184	199,955
Hunan Gold Corp. Ltd., A Shares	110,600	180,208
Hunan Valin Steel Co. Ltd., A Shares	574,100	453,368
Hundsun Technologies, Inc., A Shares	185,694	629,353
Hwatsing Technology Co. Ltd., Class A	8,122	227,701
Hygeia Healthcare Holdings Co. Ltd., Class C	450,917	1,696,238
IEIT Systems Co. Ltd., A Shares	148,728	771,790
Iflytek Co. Ltd., A Shares	192,500	1,319,534
Imeik Technology Development Co. Ltd., A Shares	15,900	721,599
Industrial & Commercial Bank of China Ltd., A Shares	6,708,500	4,962,535
Industrial & Commercial Bank of China Ltd., H Shares	99,365,417	51,276,860
Industrial Bank Co. Ltd., A Shares	1,803,000	4,166,399
Industrial Securities Co. Ltd., A Shares	831,060	670,131
Ingenic Semiconductor Co. Ltd., A Shares	35,000	318,414
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares *	3,568,200	762,642
Inner Mongolia Dian Tou Energy Corp. Ltd., A Shares	365,600	841,790
Inner Mongolia ERDOS Resources Co. Ltd., A Shares	130,100	189,771
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	872,720	789,812
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	792,900	428,074
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	295,200	181,088
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	535,000	2,105,028
Inner Mongolia Yuan Xing Energy Co. Ltd., A Shares	326,900	274,487
Innovent Biologics, Inc. *	1,805,055	9,764,470
Intco Medical Technology Co. Ltd., A Shares	60,450	177,526
iQIYI, Inc., ADR *	547,175	2,019,076
iRay Technology Co. Ltd., A Shares	7,000	240,518
JA Solar Technology Co. Ltd., A Shares	316,736	824,232
Jafron Biomedical Co. Ltd., A Shares	68,050	189,551
Jason Furniture Hangzhou Co. Ltd., A Shares	75,010	390,913
JCET Group Co. Ltd., A Shares	182,000	660,785
JD Health International, Inc. *	1,295,223	4,930,212
JD Logistics, Inc. *	2,240,125	2,223,300
JD.com, Inc., A Shares	2,958,150	33,647,974
Jiangsu Eastern Shenghong Co. Ltd., A Shares	388,900	566,733
Jiangsu Expressway Co. Ltd., A Shares	295,600	494,359
Jiangsu Expressway Co. Ltd., H Shares	1,326,338	1,363,813
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	110,784	873,480
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	557,244	3,297,718
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	879,442
Jiangsu Linyang Energy Co. Ltd., A Shares	188,800	161,673
See financial notes
68Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	94,700	331,208
Jiangsu Pacific Quartz Co. Ltd., Class A	28,400	315,050
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	153,000	221,051
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	131,600	1,844,710
Jiangsu Yangnong Chemical Co. Ltd., A Shares	44,200	335,675
Jiangsu Yoke Technology Co. Ltd., A Shares	41,800	292,677
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A Shares	93,500	464,694
Jiangsu Zhongtian Technology Co. Ltd., A Shares	311,600	566,093
Jiangxi Copper Co. Ltd., A Shares	144,400	392,602
Jiangxi Copper Co. Ltd., H Shares	1,403,104	2,089,745
Jiangxi Special Electric Motor Co. Ltd., A Shares *	161,500	234,004
Jilin Aodong Pharmaceutical Group Co. Ltd., A Shares	105,100	221,424
Jinke Smart Services Group Co. Ltd., H Shares *	322,927	382,787
Jinko Solar Co. Ltd., Class A	371,157	454,851
Jinxin Fertility Group Ltd. *	2,217,803	688,389
JiuGui Liquor Co. Ltd., A Shares	31,000	263,093
Jiumaojiu International Holdings Ltd.	1,213,990	843,565
Jizhong Energy Resources Co. Ltd., A Shares	326,700	368,630
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	175,700	294,571
Joinn Laboratories China Co. Ltd., A Shares	55,272	139,614
Joinn Laboratories China Co. Ltd., H Shares	149,546	188,728
Jointown Pharmaceutical Group Co. Ltd., A Shares	435,714	492,240
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares *	78,800	276,802
JOYY, Inc., ADR	39,628	1,248,282
Juneyao Airlines Co. Ltd., A Shares *	250,400	463,250
Kanzhun Ltd., ADR	400,244	6,263,819
KE Holdings, Inc., ADR	801,865	10,897,345
Keda Industrial Group Co. Ltd., Shares A	180,000	300,281
Kingboard Holdings Ltd.	968,950	1,903,542
Kingboard Laminates Holdings Ltd.	1,402,439	870,613
Kingdee International Software Group Co. Ltd. *	3,219,803	3,479,401
Kingnet Network Co. Ltd., Class A	203,600	353,215
Kingsoft Cloud Holdings Ltd. *	1,555,818	315,981
Kingsoft Corp. Ltd.	1,076,735	3,005,143
Kuaishou Technology *	3,294,973	18,729,090
Kuang-Chi Technologies Co. Ltd., A Shares *	192,000	395,179
Kunlun Energy Co. Ltd.	4,638,855	3,964,074
Kunlun Tech Co. Ltd., A Shares *	117,300	657,215
Kweichow Moutai Co. Ltd., A Shares	109,700	25,806,391
Lakala Payment Co. Ltd., A Shares *	104,500	210,008
Lao Feng Xiang Co. Ltd., A Shares	133,558	1,277,145
Laobaixing Pharmacy Chain JSC, A Shares	48,230	205,163
LB Group Co. Ltd., A Shares	238,500	621,634
Lee & Man Paper Manufacturing Ltd.	1,993,447	570,371
Legend Holdings Corp., H Shares	695,119	580,686
SECURITY	NUMBER OF SHARES	VALUE ($)
Lens Technology Co. Ltd., A Shares	461,700	775,347
Leo Group Co. Ltd., A shares *	658,700	216,664
Lepu Medical Technology Beijing Co. Ltd., A Shares	180,000	376,975
Levima Advanced Materials Corp., A Shares	70,900	168,265
Leyard Optoelectronic Co. Ltd., A Shares	480,200	353,889
Li Auto, Inc., Class A *	1,346,488	30,494,114
Li Ning Co. Ltd.	2,863,834	7,140,563
Liaoning Port Co. Ltd., A Shares	1,511,500	310,471
Lingyi iTech Guangdong Co., A Shares	660,100	502,960
Livzon Pharmaceutical Group, Inc., A Shares	93,300	498,403
Livzon Pharmaceutical Group, Inc., H Shares	175,793	615,258
Longfor Group Holdings Ltd.	2,407,565	3,038,364
LONGi Green Energy Technology Co. Ltd., A Shares	631,548	1,861,709
Longshine Technology Group Co. Ltd., A Shares	105,200	186,740
Loongson Technology Corp. Ltd., Shares A *	17,112	243,193
Lufax Holding Ltd., ADR	226,578	706,923
Luxi Chemical Group Co. Ltd., A Shares	165,500	228,315
Luxshare Precision Industry Co. Ltd., A Shares	588,317	2,251,939
Luye Pharma Group Ltd. *	2,339,744	863,716
Luzhou Laojiao Co. Ltd., A Shares	125,400	3,058,749
Maanshan Iron & Steel Co. Ltd., A Shares	1,082,300	398,056
Mango Excellent Media Co. Ltd., A Shares	164,370	565,295
Maxscend Microelectronics Co. Ltd., A Shares	45,248	675,086
Meihua Holdings Group Co. Ltd., Class A	293,400	439,779
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares *	353,000	273,376
Meituan, B Shares *	6,692,398	68,216,503
Metallurgical Corp. of China Ltd., A Shares	1,345,100	621,655
Metallurgical Corp. of China Ltd., H Shares	3,815,616	770,064
Microport Scientific Corp. *(a)	1,163,975	1,141,852
Ming Yang Smart Energy Group Ltd., A Shares	228,700	323,756
Ming Yuan Cloud Group Holdings Ltd. *	713,630	204,186
MINISO Group Holding Ltd., ADR	111,369	2,041,394
Minth Group Ltd.	893,501	1,520,212
MOG Digitech Holdings Ltd. *	663,983	111,105
Montage Technology Co. Ltd., A Shares	108,000	782,429
Muyuan Foods Co. Ltd., A Shares	410,386	2,192,257
Nanjing Iron & Steel Co. Ltd., A Shares	551,600	325,360
Nanjing Securities Co. Ltd., A Shares	89,300	103,364
NARI Technology Co. Ltd., A Shares	747,996	2,406,377
National Silicon Industry Group Co. Ltd., A Shares *	169,305	362,096
NAURA Technology Group Co. Ltd., A Shares	41,700	1,643,982
NavInfo Co. Ltd., A Shares *	279,800	285,421
NetEase, Inc.	2,256,442	50,784,933
New China Life Insurance Co. Ltd., A Shares	174,000	792,089
See financial notes
Schwab International Equity ETFs | Semiannual Report69

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
New China Life Insurance Co. Ltd., H Shares	950,792	1,831,436
New Hope Liuhe Co. Ltd., A Shares *	424,100	521,498
New Oriental Education & Technology Group, Inc. *	1,894,259	17,965,554
Newland Digital Technology Co. Ltd., A Shares	108,600	290,745
Nine Dragons Paper Holdings Ltd. *	2,123,094	984,420
Ninestar Corp., A Shares	136,400	443,545
Ningbo Deye Technology Co. Ltd., A Shares	37,044	430,323
Ningbo Joyson Electronic Corp., A Shares	130,600	302,155
Ningbo Orient Wires & Cables Co. Ltd., A Shares	65,200	350,919
Ningbo Ronbay New Energy Technology Co. Ltd., A Shares	42,068	181,286
Ningbo Sanxing Medical Electric Co. Ltd., A Shares	109,200	409,808
Ningbo Shanshan Co. Ltd., A Shares	232,900	369,783
Ningbo Tuopu Group Co. Ltd., A Shares	91,900	748,949
Ningbo Zhoushan Port Co. Ltd., A Shares	752,200	369,562
Ningxia Baofeng Energy Group Co. Ltd., A Shares	265,500	562,671
NIO, Inc., Class A *	1,515,440	8,478,473
Nongfu Spring Co. Ltd., H Shares	2,192,953	12,437,042
North Industries Group Red Arrow Co. Ltd., A Shares	74,900	133,890
Northeast Securities Co. Ltd., A Shares	200,000	199,299
Offshore Oil Engineering Co. Ltd., A Shares	473,000	406,352
OFILM Group Co. Ltd., A Shares *	303,500	343,716
Oppein Home Group, Inc., A Shares	20,740	199,995
ORG Technology Co. Ltd., A Shares	591,400	350,477
Orient Securities Co. Ltd., A Shares	776,716	949,706
Orient Securities Co. Ltd., H Shares	877,335	373,177
Oriental Energy Co. Ltd., A Shares *	156,600	218,428
Oriental Pearl Group Co. Ltd., A Shares	135,800	139,471
Ourpalm Co. Ltd., A shares *	337,700	253,090
Ovctek China, Inc., A Shares	81,180	231,983
Pacific Securities Co. Ltd., Class A *	391,000	186,132
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares *	764,900	338,646
PDD Holdings, Inc., ADR *	758,488	94,462,096
People.cn Co. Ltd., A Shares	111,800	411,807
People's Insurance Co. Group of China Ltd., A Shares	480,600	350,182
People's Insurance Co. Group of China Ltd., H Shares	9,696,143	3,232,543
Perfect World Co. Ltd., A Shares	85,450	138,992
PetroChina Co. Ltd., A Shares	2,225,200	2,730,060
PetroChina Co. Ltd., H Shares	26,268,726	20,702,795
Pharmaron Beijing Co. Ltd., A Shares	50,400	163,331
Pharmaron Beijing Co. Ltd., H Shares	334,103	448,953
PICC Property & Casualty Co. Ltd., H Shares	8,467,642	11,594,768
Ping An Bank Co. Ltd., A Shares	1,819,100	2,673,643
Ping An Healthcare & Technology Co. Ltd. *(a)	760,936	1,179,972
Ping An Insurance Group Co. of China Ltd., A Shares	949,400	5,652,720
Ping An Insurance Group Co. of China Ltd., H Shares	7,878,511	35,322,877
SECURITY	NUMBER OF SHARES	VALUE ($)
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares	258,300	497,582
Piotech, Inc., Shares A	9,972	295,482
Poly Developments & Holdings Group Co. Ltd., A Shares	1,121,200	1,520,298
Poly Property Services Co. Ltd., H Shares	189,544	681,543
Pop Mart International Group Ltd.	879,548	2,199,769
Porton Pharma Solutions Ltd., A Shares	58,800	164,846
Postal Savings Bank of China Co. Ltd., A Shares	2,007,300	1,351,154
Postal Savings Bank of China Co. Ltd., H Shares	12,771,357	6,737,393
Power Construction Corp. of China Ltd., A Shares	1,572,000	1,114,870
Pylon Technologies Co. Ltd., A Shares	13,976	164,506
Qi An Xin Technology Group, Inc., Class A *	34,555	167,805
Qifu Technology, Inc., ADR	150,641	2,327,403
Qingdao TGOOD Electric Co. Ltd., A Shares	113,900	313,945
Qinghai Salt Lake Industry Co. Ltd., A Shares *	521,500	1,168,901
Raytron Technology Co. Ltd., A Shares	45,400	244,540
Red Star Macalline Group Corp. Ltd., H Shares	1,009,588	216,650
Remegen Co. Ltd., H Shares *	188,183	540,839
RLX Technology, Inc., ADR	994,566	1,939,404
Rongsheng Petrochemical Co. Ltd., A Shares	317,800	452,535
SAIC Motor Corp. Ltd., A Shares	803,500	1,668,278
Sailun Group Co. Ltd., A Shares	309,500	618,549
Sanan Optoelectronics Co. Ltd., A Shares	283,000	488,605
Sangfor Technologies, Inc., A Shares *	14,100	124,068
Sany Heavy Equipment International Holdings Co. Ltd.	999,883	776,529
Sany Heavy Industry Co. Ltd., A Shares	807,700	1,562,657
Satellite Chemical Co. Ltd., A Shares *	321,962	741,314
SDIC Capital Co. Ltd., A Shares	328,400	314,487
SDIC Power Holdings Co. Ltd., A Shares	326,900	653,777
Sealand Securities Co. Ltd., A Shares	476,200	235,283
Seazen Group Ltd. *	3,574,971	506,874
Seazen Holdings Co. Ltd., A Shares *	220,700	318,863
SenseTime Group, Inc., Class B *	20,063,229	2,306,472
Seres Group Co. Ltd., Class A *	60,400	770,629
SF Holding Co. Ltd., A Shares	425,300	2,263,663
SG Micro Corp., A Shares	44,898	440,801
Shaanxi Coal Industry Co. Ltd., A Shares	853,900	3,057,579
Shaanxi International Trust Co. Ltd., A Shares	384,200	164,766
Shan Xi Hua Yang Group New Energy Co. Ltd., A Shares	378,550	531,685
Shandong Chenming Paper Holdings Ltd., H Shares *	1,899,701	434,353
Shandong Gold Mining Co. Ltd., A Shares	321,704	968,427
Shandong Gold Mining Co. Ltd., H Shares	804,605	1,278,521
Shandong Himile Mechanical Science & Technology Co. Ltd., A Shares	68,600	313,140
Shandong Hi-speed Co. Ltd., A Shares	244,600	278,030
See financial notes
70Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	205,360	783,790
Shandong Humon Smelting Co. Ltd., A Shares *	213,000	282,906
Shandong Linglong Tyre Co. Ltd., A Shares	86,400	265,726
Shandong Nanshan Aluminum Co. Ltd., A Shares	1,125,400	484,194
Shandong Pharmaceutical Glass Co. Ltd., A Shares	69,900	255,628
Shandong Sun Paper Industry JSC Ltd., A Shares	296,900	586,362
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,084,957	2,005,726
Shanghai Aiko Solar Energy Co. Ltd., Class A	147,960	310,695
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares	97,428	271,924
Shanghai Baosight Software Co. Ltd., A Shares	339,771	2,206,902
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares	12,371	482,942
Shanghai Construction Group Co. Ltd., A Shares	663,000	225,440
Shanghai Electric Group Co. Ltd., A Shares *	1,104,100	649,718
Shanghai Electric Group Co. Ltd., H Shares *	3,063,793	614,418
Shanghai Electric Power Co. Ltd., A Shares	237,200	274,886
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	161,200	549,918
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	781,777	1,414,005
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	25,080	129,242
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	388,465	687,733
Shanghai Industrial Holdings Ltd.	603,535	789,418
Shanghai International Airport Co. Ltd., A Shares *	241,400	1,178,648
Shanghai International Port Group Co. Ltd., A Shares	1,004,800	757,235
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	96,700	390,008
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	204,265	313,955
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A Shares	200,900	341,281
Shanghai Junshi Biosciences Co. Ltd., A Shares *	76,221	332,166
Shanghai Junshi Biosciences Co. Ltd., H Shares *	210,248	335,696
Shanghai Lingang Holdings Corp. Ltd., A Shares	174,700	259,192
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	230,800	293,415
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	502,630	203,063
Shanghai M&G Stationery, Inc., A Shares	44,200	218,508
Shanghai Mechanical & Electrical Industry Co. Ltd., B shares	293,501	286,457
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Moons' Electric Co. Ltd., Class A	40,800	327,351
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	271,500	683,154
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	1,218,191	1,960,608
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,768,000	2,746,775
Shanghai Putailai New Energy Technology Co. Ltd., A Shares	201,276	524,054
Shanghai RAAS Blood Products Co. Ltd., A Shares	655,900	655,422
Shanghai Rural Commercial Bank Co. Ltd., A Shares	463,300	414,737
Shanghai Tunnel Engineering Co. Ltd., A Shares	279,100	240,161
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., A Shares	180,200	243,343
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares	418,400	383,835
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A Shares	158,400	437,481
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares *	1,331,420	274,273
Shanxi Coal International Energy Group Co. Ltd., Class A	106,900	272,841
Shanxi Coking Coal Energy Group Co. Ltd., A Shares	534,800	864,706
Shanxi Lu'an Environmental Energy Development Co. Ltd., A Shares	297,700	1,067,634
Shanxi Meijin Energy Co. Ltd., A Shares *	247,000	235,165
Shanxi Securities Co. Ltd., A Shares	350,500	263,656
Shanxi Taigang Stainless Steel Co. Ltd., A Shares	472,500	248,538
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	106,900	3,457,772
Shede Spirits Co. Ltd., Class A	16,500	186,177
Shenergy Co. Ltd., Class A	370,000	388,730
Shenghe Resources Holding Co. Ltd., A Shares	167,100	209,650
Shengyi Technology Co. Ltd., A Shares	219,400	522,218
Shennan Circuits Co. Ltd., A Shares	31,700	308,850
Shenwan Hongyuan Group Co. Ltd., A Shares	1,646,300	1,046,467
Shenwan Hongyuan Group Co. Ltd., H Shares	3,400,291	612,407
Shenzhen Airport Co. Ltd., A Shares *	213,000	193,334
Shenzhen Capchem Technology Co. Ltd., A Shares	80,640	455,284
Shenzhen Dynanonic Co. Ltd., A Shares	22,880	136,005
Shenzhen Energy Group Co. Ltd., A Shares	425,900	389,533
Shenzhen Expressway Corp. Ltd., H Shares	1,026,247	903,183
Shenzhen Gas Corp. Ltd., A Shares	371,000	350,134
Shenzhen Goodix Technology Co. Ltd., A Shares *	16,500	144,957
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., H Shares	509,444	182,855
Shenzhen Inovance Technology Co. Ltd., A Shares	199,100	1,746,658
Shenzhen International Holdings Ltd.	1,846,547	1,559,074
Shenzhen Investment Ltd.	3,284,081	440,462
See financial notes
Schwab International Equity ETFs | Semiannual Report71

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Jinjia Group Co. Ltd., A Shares	197,700	132,801
Shenzhen Kaifa Technology Co. Ltd., A Shares	155,600	308,382
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	105,180	354,286
Shenzhen Kedali Industry Co. Ltd., A Shares	23,100	233,781
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares	92,200	164,048
Shenzhen Kstar Science & Technology Co. Ltd., Class A	44,500	143,593
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	105,300	4,226,176
Shenzhen MTC Co. Ltd., A Shares	456,500	345,293
Shenzhen New Industries Biomedical Engineering Co. Ltd., A Shares	27,000	303,491
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	780,000	332,341
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares	92,000	372,839
Shenzhen SC New Energy Technology Corp., A Shares	31,000	278,582
Shenzhen SED Industry Co. Ltd., Class A	108,000	296,334
Shenzhen Senior Technology Material Co. Ltd., A Shares	119,700	203,674
Shenzhen Sunway Communication Co. Ltd., A Shares	88,700	247,317
Shenzhen Transsion Holdings Co. Ltd., A Shares	69,360	1,527,696
Shenzhen YUTO Packaging Technology Co. Ltd., A Shares	67,900	254,345
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	304,100	182,327
Shenzhou International Group Holdings Ltd.	951,245	7,843,203
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares *	215,100	246,886
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	159,500	475,052
Shougang Fushan Resources Group Ltd.	1,987,611	827,663
Shui On Land Ltd.	4,692,538	425,570
Siasun Robot & Automation Co. Ltd., A Shares *	140,300	232,689
SICC Co. Ltd., A Shares *	15,754	122,005
Sichuan Changhong Electric Co. Ltd., A Shares	200,500	143,030
Sichuan Chuantou Energy Co. Ltd., A Shares	422,100	917,399
Sichuan Hebang Biotechnology Co. Ltd., A Shares	817,200	279,007
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	138,500	527,647
Sichuan New Energy Power Co. Ltd., Shares A *	139,800	221,383
Sichuan Road & Bridge Group Co. Ltd., A Shares	637,960	722,495
Sichuan Swellfun Co. Ltd., A Shares	48,700	339,435
Sichuan Yahua Industrial Group Co. Ltd., A Shares	100,900	160,062
Sieyuan Electric Co. Ltd., A Shares	77,800	618,275
Sino Biopharmaceutical Ltd.	12,190,351	4,873,774
Sinolink Securities Co. Ltd., A Shares	108,600	137,158
SECURITY	NUMBER OF SHARES	VALUE ($)
Sinoma International Engineering Co., A Shares	327,100	509,813
Sinoma Science & Technology Co. Ltd., A Shares	158,200	343,615
Sinomine Resource Group Co. Ltd., A Shares	62,860	327,332
Sinopec Engineering Group Co. Ltd., H Shares	1,904,362	1,045,979
Sinopec Oilfield Service Corp., H Shares *	6,414,045	385,066
Sinopec Shanghai Petrochemical Co. Ltd., A Shares *	918,700	353,187
Sinopec Shanghai Petrochemical Co. Ltd., H Shares *	3,523,344	495,054
Sinopharm Group Co. Ltd., H Shares	1,547,605	4,339,098
Sinotrans Ltd., H Shares	3,422,013	1,459,933
Sinotruk Hong Kong Ltd.	825,985	2,183,973
Skshu Paint Co. Ltd., A Shares	47,628	255,814
Smoore International Holdings Ltd.	2,194,954	1,533,619
Songcheng Performance Development Co. Ltd., A Shares	244,300	366,183
SooChow Securities Co. Ltd., A Shares	456,585	462,589
Southwest Securities Co. Ltd., A Shares	623,500	373,827
Spring Airlines Co. Ltd., Class A *	62,600	498,437
StarPower Semiconductor Ltd., A Shares	14,700	309,189
STO Express Co. Ltd., A Shares *	130,200	143,296
Sun Art Retail Group Ltd.	2,532,565	436,716
Sunac Services Holdings Ltd.	856,449	218,794
Sungrow Power Supply Co. Ltd., A Shares	124,000	1,500,856
Sunny Optical Technology Group Co. Ltd.	815,577	5,292,166
Sunresin New Materials Co. Ltd., Class A	58,800	410,484
Sunwoda Electronic Co. Ltd., A Shares	174,300	343,992
Suofeiya Home Collection Co. Ltd., A Shares	83,300	189,716
SUPCON Technology Co. Ltd., A Shares	66,386	423,639
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares	157,600	327,438
Suzhou Maxwell Technologies Co. Ltd., A Shares	26,060	439,623
Suzhou Nanomicro Technology Co. Ltd., Class A	47,791	147,049
Suzhou Novosense Microelectronics Co. Ltd., Class A	9,567	154,009
Suzhou TFC Optical Communication Co. Ltd., Class A	38,900	734,242
Taiji Computer Corp. Ltd., A Shares	59,600	223,172
TAL Education Group, ADR *	549,996	8,101,441
Tangshan Jidong Cement Co. Ltd., A Shares	287,800	234,865
TangShan Port Group Co. Ltd., A Shares	602,100	364,339
TBEA Co. Ltd., A Shares	445,223	920,075
TCL Technology Group Corp., A Shares	1,952,050	1,227,270
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares	282,900	530,836
Tencent Holdings Ltd.	7,834,284	277,394,176
Tencent Music Entertainment Group, ADR *	784,497	8,213,684
Thunder Software Technology Co. Ltd., A Shares	40,400	340,122
See financial notes
72Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tian Di Science & Technology Co. Ltd., A Shares	299,200	284,448
Tianfeng Securities Co. Ltd., A Shares *	269,500	116,698
Tianjin Chase Sun Pharmaceutical Co. Ltd., A Shares	302,500	166,674
Tianma Microelectronics Co. Ltd., A Shares *	229,000	291,127
Tianqi Lithium Corp., A Shares	150,700	1,121,688
Tianqi Lithium Corp., H Shares	122,400	621,475
Tianshui Huatian Technology Co. Ltd., A Shares	324,700	368,626
Tingyi Cayman Islands Holding Corp.	2,424,405	2,703,487
Titan Wind Energy Suzhou Co. Ltd., A Shares *	167,900	232,792
Tongcheng Travel Holdings Ltd. *	1,543,801	3,896,575
TongFu Microelectronics Co. Ltd., A Shares	148,100	456,309
Tongkun Group Co. Ltd., A Shares *	224,000	422,803
Tongling Nonferrous Metals Group Co. Ltd., A Shares	911,300	414,845
Tongwei Co. Ltd., A Shares	427,400	1,571,923
Topchoice Medical Corp., A Shares *	30,700	280,189
Topsec Technologies Group, Inc., A Shares *	156,800	165,173
Topsports International Holdings Ltd.	3,697,960	2,512,920
Towngas Smart Energy Co. Ltd.	1,584,242	572,681
TravelSky Technology Ltd., H Shares	1,309,140	1,568,533
Trina Solar Co. Ltd., A Shares	213,856	743,499
Trip.com Group Ltd. *	661,460	30,146,246
Tsinghua Tongfang Co. Ltd., Class A *	110,700	103,706
Tsingtao Brewery Co. Ltd., A Shares	69,800	777,315
Tsingtao Brewery Co. Ltd., H Shares	754,120	4,840,401
Tuya, Inc., ADR *	334,386	658,740
Unigroup Guoxin Microelectronics Co. Ltd., A Shares *	81,679	811,547
Uni-President China Holdings Ltd.	1,554,523	933,254
Unisplendour Corp. Ltd., A Shares *	123,700	379,414
Valiant Co. Ltd., A Shares	84,400	176,642
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	22,762	128,259
Vinda International Holdings Ltd.	349,170	1,036,966
Vipshop Holdings Ltd., ADR *	423,168	8,145,984
Walvax Biotechnology Co. Ltd., A Shares	162,200	414,209
Wanda Film Holding Co. Ltd., A Shares *	244,400	405,341
Wangsu Science & Technology Co. Ltd., A Shares	229,600	326,623
Wanhua Chemical Group Co. Ltd., A Shares	270,100	2,982,055
Want Want China Holdings Ltd.	5,227,328	2,884,485
Wanxiang Qianchao Co. Ltd., A Shares	304,900	203,542
Weibo Corp., ADR	97,042	885,023
Weichai Power Co. Ltd., A Shares	583,400	1,366,752
Weichai Power Co. Ltd., H Shares	2,465,115	4,849,117
Weifu High-Technology Group Co. Ltd., A Shares	187,500	448,891
Weihai Guangwei Composites Co. Ltd., A Shares	73,120	277,451
Wens Foodstuffs Group Co. Ltd., A Shares	180,320	480,002
Western Mining Co. Ltd., A Shares	218,400	504,682
Western Securities Co. Ltd., A Shares	435,000	481,170
Western Superconducting Technologies Co. Ltd., A Shares	63,280	351,475
Will Semiconductor Co. Ltd. Shanghai, A Shares	78,150	1,041,241
SECURITY	NUMBER OF SHARES	VALUE ($)
Wingtech Technology Co. Ltd., A Shares *	110,400	584,540
Winning Health Technology Group Co. Ltd., A Shares	212,700	209,298
Wolong Electric Group Co. Ltd., A Shares	121,200	185,032
Wonders Information Co. Ltd., Class A *	115,200	108,241
Wuchan Zhongda Group Co. Ltd., A Shares	338,200	215,915
Wuhan Guide Infrared Co. Ltd., A Shares	367,336	321,695
Wuliangye Yibin Co. Ltd., A Shares	341,200	6,736,158
WUS Printed Circuit Kunshan Co. Ltd., A Shares	179,500	657,687
WuXi AppTec Co. Ltd., A Shares	232,351	1,756,842
WuXi AppTec Co. Ltd., H Shares	432,497	2,690,400
Wuxi Autowell Technology Co. Ltd., Class A	14,848	179,921
Wuxi Biologics Cayman, Inc. *	4,478,474	10,891,854
XCMG Construction Machinery Co. Ltd., A Shares	1,071,600	881,939
Xiamen C & D, Inc., A Shares	328,600	474,755
Xiamen Faratronic Co. Ltd., A Shares	22,000	318,371
Xiamen ITG Group Corp. Ltd., A Shares	178,800	186,611
Xiamen Tungsten Co. Ltd., A Shares	120,800	281,326
Xiangcai Co. Ltd., A Shares	336,000	346,947
Xiaomi Corp., B Shares *	18,296,560	30,896,245
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	534,158	486,479
Xinjiang Daqo New Energy Co. Ltd., Class A	72,010	291,928
Xinjiang Tianshan Cement Co. Ltd., A Shares	197,300	188,394
Xinjiang Zhongtai Chemical Co. Ltd., A Shares	241,900	174,914
Xinxing Ductile Iron Pipes Co. Ltd., A Shares	340,400	186,611
Xinyi Solar Holdings Ltd.	5,518,166	3,355,108
XPeng, Inc., A Shares *	1,392,277	6,384,471
Xtep International Holdings Ltd. (a)	1,477,944	817,430
Xuji Electric Co. Ltd., A Shares	91,400	282,499
Yadea Group Holdings Ltd.	1,315,715	2,063,788
Yangling Metron New Material, Inc., A Shares	51,500	198,273
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., A Shares	109,200	417,992
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares	49,900	275,289
Yangzijiang Financial Holding Ltd.	3,233,468	829,649
Yangzijiang Shipbuilding Holdings Ltd.	3,421,994	4,453,733
Yankuang Energy Group Co. Ltd., A Shares	160,200	575,410
Yankuang Energy Group Co. Ltd., H Shares	2,773,586	6,405,379
Yanlord Land Group Ltd. *	919,335	321,350
Yantai Changyu Pioneer Wine Co. Ltd., A Shares	83	265
Yantai Eddie Precision Machinery Co. Ltd., A Shares	86,520	194,168
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	102,500	429,617
Yealink Network Technology Corp. Ltd., A Shares	104,930	427,278
Yifan Pharmaceutical Co. Ltd., A Shares *	124,700	214,085
See financial notes
Schwab International Equity ETFs | Semiannual Report73

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yifeng Pharmacy Chain Co. Ltd., A Shares	95,564	522,301
Yihai International Holding Ltd.	637,377	895,558
Yihai Kerry Arawana Holdings Co. Ltd., A Shares	187,900	843,369
Yintai Gold Co. Ltd., A Shares	275,600	572,983
Yixintang Pharmaceutical Group Co. Ltd., A Shares	57,800	157,069
Yonghui Superstores Co. Ltd., A Shares *	367,300	134,579
YongXing Special Materials Technology Co. Ltd., A Shares	41,860	320,635
Yonyou Network Technology Co. Ltd., A Shares	337,540	593,544
Youngor Fashion Co. Ltd., A Shares	472,400	481,890
Youngy Co. Ltd., A Shares	27,400	173,863
YTO Express Group Co. Ltd., A Shares	271,800	480,962
Yuan Longping High-tech Agriculture Co. Ltd., A Shares *	116,200	224,006
Yuexiu Property Co. Ltd.	2,147,513	1,434,638
Yum China Holdings, Inc.	510,184	22,287,315
Yunda Holding Co. Ltd., A Shares	137,400	137,491
Yuneng Technology Co. Ltd., Shares A	9,288	112,006
Yunnan Aluminium Co. Ltd., A Shares	339,400	546,413
Yunnan Baiyao Group Co. Ltd., A Shares	155,540	1,075,682
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	18,000	163,781
Yunnan Copper Co. Ltd., A Shares	232,000	356,762
Yunnan Energy New Material Co. Ltd., A Shares	76,600	487,863
Yunnan Tin Co. Ltd., A Shares	179,200	342,222
Yunnan Yuntianhua Co. Ltd., A Shares	195,400	494,653
Yutong Bus Co. Ltd., A Shares	88,000	228,023
Zai Lab Ltd. *	1,142,530	2,486,807
Zangge Mining Co. Ltd., A Shares	112,300	456,510
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	51,800	1,603,192
Zhaojin Mining Industry Co. Ltd., H Shares	1,419,862	1,478,116
Zhefu Holding Group Co. Ltd., A Shares	536,900	253,351
Zhejiang Century Huatong Group Co. Ltd., A Shares *	624,000	423,491
Zhejiang China Commodities City Group Co. Ltd., A Shares	540,100	616,165
Zhejiang Chint Electrics Co. Ltd., A Shares	130,800	373,598
Zhejiang Crystal-Optech Co. Ltd., A Shares	132,400	207,092
Zhejiang Dahua Technology Co. Ltd., A Shares	228,400	586,750
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	76,200	117,072
Zhejiang Dingli Machinery Co. Ltd., A Shares	34,600	283,465
Zhejiang Expressway Co. Ltd., H Shares	2,056,181	1,570,606
Zhejiang Hailiang Co. Ltd., A Shares	123,600	160,563
Zhejiang HangKe Technology, Inc. Co., A Shares	44,364	138,352
Zhejiang Hisoar Pharmaceutical Co. Ltd., A Shares	341,900	263,356
Zhejiang Huace Film & Television Co. Ltd., A Shares	223,900	170,599
SECURITY	NUMBER OF SHARES	VALUE ($)
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares	140,250	271,147
Zhejiang Huayou Cobalt Co. Ltd., A Shares	159,860	614,569
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	127,800	656,271
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	74,200	210,595
Zhejiang Juhua Co. Ltd., A Shares	268,700	761,135
Zhejiang Leapmotor Technology Co. Ltd. *	658,011	2,302,971
Zhejiang NHU Co. Ltd., A Shares	285,468	713,150
Zhejiang Sanhua Intelligent Controls Co. Ltd., A Shares	167,020	577,654
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	58,100	193,767
Zhejiang Supor Co. Ltd., A Shares	46,200	354,455
Zhejiang Wanfeng Auto Wheel Co. Ltd., A Shares	394,800	392,321
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	155,300	339,471
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A Shares	54,100	196,345
Zhejiang Zheneng Electric Power Co. Ltd., Class A *	541,100	404,027
Zhengzhou Coal Mining Machinery Group Co. Ltd., A Shares	162,400	333,354
Zheshang Securities Co. Ltd., A Shares	114,500	162,726
ZhongAn Online P&C Insurance Co. Ltd., H Shares *	943,957	1,495,129
Zhongji Innolight Co. Ltd., A Shares	65,400	1,408,343
Zhongjin Gold Corp. Ltd., Class A	211,700	306,154
Zhongshan Public Utilities Group Co. Ltd., A Shares	410,700	432,631
Zhongsheng Group Holdings Ltd.	880,986	1,615,951
Zhongtai Securities Co. Ltd., A Shares	240,800	232,270
Zhuhai Huafa Properties Co. Ltd., A Shares	209,400	209,829
Zhuzhou CRRC Times Electric Co. Ltd., A Shares	51,276	276,475
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	708,198	2,080,594
Zhuzhou Hongda Electronics Corp. Ltd., A Shares	41,900	145,613
Zhuzhou Kibing Group Co. Ltd., A Shares	203,000	182,849
Zijin Mining Group Co. Ltd., A Shares	1,792,900	3,262,193
Zijin Mining Group Co. Ltd., H Shares	7,325,358	11,845,881
ZJLD Group, Inc. *(a)	358,400	421,173
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	497,600	552,486
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	2,362,935	1,527,239
ZTE Corp., A Shares	362,200	1,501,029
ZTE Corp., H Shares	926,430	2,089,816
		2,365,529,980

Colombia 0.1%
Bancolombia SA	373,053	3,129,518
Bancolombia SA, ADR	45,059	1,465,319
Ecopetrol SA	300,000	174,960
Ecopetrol SA, ADR (a)	270,015	3,159,175
Interconexion Electrica SA ESP	654,899	2,788,650
		10,717,622

See financial notes
74Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Czech Republic 0.2%
CEZ AS	194,801	6,672,351
Colt CZ Group SE	14,149	372,097
Komercni Banka AS	93,399	3,259,024
Moneta Money Bank AS	474,214	2,088,655
Philip Morris CR AS	945	627,161
		13,019,288

Egypt 0.1%
Commercial International Bank - Egypt (CIB), GDR	6,234,691	8,603,874

Greece 0.7%
Aegean Airlines SA *	36,254	493,542
Alpha Services & Holdings SA *	2,665,883	5,011,047
Athens Water Supply & Sewage Co. SA	55,197	329,718
Autohellas Tourist & Trading SA	29,454	430,294
Ellaktor SA *	130,845	380,180
Eurobank Ergasias Services & Holdings SA, A Shares *	3,286,202	6,797,609
FF Group *(b)	50,437	0
GEK Terna Holding Real Estate Construction SA	75,622	1,165,321
Hellenic Telecommunications Organization SA	219,647	3,318,167
Helleniq Energy Holdings SA	93,648	852,280
Holding Co. ADMIE IPTO SA	184,657	455,605
Jumbo SA	137,666	4,028,292
LAMDA Development SA *	123,255	901,652
Motor Oil Hellas Corinth Refineries SA	82,018	2,343,153
Mytilineos SA	129,767	5,055,387
National Bank of Greece SA *	936,951	7,344,850
OPAP SA	247,557	4,519,370
Piraeus Financial Holdings SA *	844,042	3,717,458
Piraeus Port Authority SA	7,169	200,543
Public Power Corp. SA *	262,129	3,420,976
Quest Holdings SA	39,953	242,549
Sarantis SA	44,585	442,431
Terna Energy SA	78,372	1,407,003
Titan Cement International SA	31,719	901,024
Viohalco SA	59,244	384,666
		54,143,117

Hong Kong 0.0%
China Huishan Dairy Holdings Co. Ltd. *(b)	3,872,695	0

Hungary 0.3%
Magyar Telekom Telecommunications PLC	646,180	1,465,302
MOL Hungarian Oil & Gas PLC	545,104	4,335,344
OTP Bank Nyrt	292,139	14,001,009
Richter Gedeon Nyrt	180,554	4,804,851
		24,606,506

Iceland 0.1%
Alvotech SA *	84,711	1,330,604
Arion Banki Hf.	1,966,782	2,185,313
Eimskipafelag Islands Hf.	169,064	471,152
Festi Hf.	301,147	431,611
Hagar Hf.	1,501,201	825,851
SECURITY	NUMBER OF SHARES	VALUE ($)
Icelandair Group Hf. *	18,580,971	157,363
Islandsbanki Hf.	1,731,719	1,334,984
Kvika banki Hf.	7,075,479	793,847
Marel Hf.	690,581	2,379,418
Reitir fasteignafelag Hf.	937,279	556,329
		10,466,472

India 21.6%
3M India Ltd.	3,908	1,507,167
Aarti Industries Ltd.	269,146	2,129,213
ABB India Ltd.	67,295	4,419,133
ACC Ltd.	96,461	3,058,808
Adani Energy Solutions Ltd. *	447,697	5,749,538
Adani Enterprises Ltd.	441,227	17,482,788
Adani Green Energy Ltd. *	530,703	12,129,211
Adani Ports & Special Economic Zone Ltd.	935,303	14,895,363
Adani Power Ltd. *	1,423,834	9,443,716
Adani Total Gas Ltd.	351,261	4,344,997
Adani Wilmar Ltd. *	214,560	987,585
Aditya Birla Capital Ltd. *	575,825	1,275,386
AIA Engineering Ltd.	48,655	2,139,168
Alkem Laboratories Ltd.	59,473	3,677,673
Ambuja Cements Ltd.	910,492	6,653,305
APL Apollo Tubes Ltd.	222,157	4,146,341
Apollo Hospitals Enterprise Ltd.	122,576	9,020,062
Ashok Leyland Ltd.	1,706,827	3,497,383
Asian Paints Ltd.	569,659	19,387,282
Astral Ltd.	149,540	3,731,635
AU Small Finance Bank Ltd.	412,772	2,836,816
Aurobindo Pharma Ltd.	331,779	4,113,814
Avenue Supermarts Ltd. *	188,525	8,910,324
Axis Bank Ltd.	2,849,062	36,941,209
Bajaj Auto Ltd.	85,068	8,114,605
Bajaj Finance Ltd.	302,484	23,695,469
Bajaj Finserv Ltd.	475,665	9,143,140
Bajaj Holdings & Investment Ltd.	35,107	3,873,969
Balkrishna Industries Ltd.	101,306	2,723,302
Bandhan Bank Ltd.	970,968	2,290,520
Bank of Baroda	1,274,498	4,080,207
Bank of India	992,975	1,574,198
Bata India Ltd.	89,515	1,521,727
Bayer CropScience Ltd.	18,003	1,230,945
Berger Paints India Ltd.	408,316	2,987,657
Bharat Electronics Ltd.	4,369,338	10,807,908
Bharat Forge Ltd.	314,598	4,367,085
Bharat Heavy Electricals Ltd.	1,583,714	4,346,242
Bharat Petroleum Corp. Ltd.	1,262,316	9,193,005
Bharti Airtel Ltd.	2,881,953	39,044,722
Bharti Airtel Ltd. - Partly Paid Shares	182,979	1,592,532
Biocon Ltd.	585,733	1,953,238
Bosch Ltd.	11,739	4,047,795
Britannia Industries Ltd.	149,612	8,959,082
Canara Bank	440,031	2,995,498
Castrol India Ltd.	655,551	1,647,648
CG Power & Industrial Solutions Ltd.	823,405	4,401,722
Cholamandalam Investment & Finance Co. Ltd.	505,113	6,635,238
Cipla Ltd.	643,928	11,496,405
Coal India Ltd.	2,881,311	15,175,174
Coforge Ltd.	73,390	5,801,055
Colgate-Palmolive India Ltd.	170,666	5,200,794
Container Corp. of India Ltd.	349,698	4,122,169
Coromandel International Ltd.	156,089	2,026,030
Cummins India Ltd.	172,454	5,696,002
Dabur India Ltd.	738,958	4,796,047
Dalmia Bharat Ltd.	102,148	2,494,559
See financial notes
Schwab International Equity ETFs | Semiannual Report75

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Deepak Nitrite Ltd.	91,589	2,444,306
Divi's Laboratories Ltd.	160,365	6,747,548
Dixon Technologies India Ltd.	45,321	3,653,310
DLF Ltd.	768,888	8,356,889
Dr Lal PathLabs Ltd.	45,230	1,282,829
Dr Reddy's Laboratories Ltd.	152,563	11,820,395
Eicher Motors Ltd.	174,776	7,993,855
Emami Ltd.	288,737	1,622,739
Embassy Office Parks REIT	1,044,425	4,708,439
Exide Industries Ltd.	622,194	2,403,494
Federal Bank Ltd.	2,116,015	3,838,194
FSN E-Commerce Ventures Ltd. *	1,730,004	3,273,636
GAIL India Ltd.	3,288,058	7,227,155
General Insurance Corp. of India	131,775	604,076
GlaxoSmithKline Pharmaceuticals Ltd.	57,236	1,500,442
Glenmark Pharmaceuticals Ltd.	186,104	2,076,370
GMR Airports Infrastructure Ltd. *	3,192,878	3,234,610
Godrej Consumer Products Ltd.	463,211	7,026,132
Godrej Industries Ltd. *	104,980	1,014,144
Godrej Properties Ltd. *	132,914	3,844,053
Grasim Industries Ltd.	477,044	12,607,833
Gujarat Fluorochemicals Ltd.	52,334	2,336,422
Gujarat Gas Ltd.	264,889	1,806,100
Havells India Ltd.	303,577	5,606,653
HCL Technologies Ltd.	1,319,347	26,474,853
HDFC Asset Management Co. Ltd.	127,703	5,780,162
HDFC Bank Ltd.	5,867,224	99,305,771
HDFC Life Insurance Co. Ltd.	1,244,235	8,733,448
Hero MotoCorp Ltd.	164,500	8,781,864
Hindalco Industries Ltd.	1,746,274	10,611,432
Hindustan Aeronautics Ltd.	234,227	8,712,017
Hindustan Petroleum Corp. Ltd.	763,520	4,690,722
Hindustan Unilever Ltd.	1,108,212	32,241,446
Hindustan Zinc Ltd.	305,805	1,130,224
Honeywell Automation India Ltd.	3,289	1,504,577
ICICI Bank Ltd.	1,974,302	25,053,721
ICICI Lombard General Insurance Co. Ltd.	309,338	6,386,074
ICICI Prudential Life Insurance Co. Ltd.	472,965	3,038,304
IDBI Bank Ltd.	692,938	722,470
IDFC First Bank Ltd. *	4,190,306	4,095,992
Indian Bank	248,842	1,576,041
Indian Hotels Co. Ltd.	1,013,639	7,172,322
Indian Oil Corp. Ltd.	5,195,322	10,372,943
Indian Railway Catering & Tourism Corp. Ltd.	351,113	3,927,122
Indian Railway Finance Corp. Ltd.	2,200,788	3,895,083
Indraprastha Gas Ltd.	434,569	2,232,691
Indus Towers Ltd. *	1,007,036	3,070,311
Info Edge India Ltd.	98,188	6,237,979
Infosys Ltd.	4,380,045	88,423,648
InterGlobe Aviation Ltd. *	164,841	6,272,969
Ipca Laboratories Ltd.	179,189	2,578,714
ITC Ltd.	3,751,115	18,380,933
Jindal Steel & Power Ltd.	489,888	4,586,261
Jio Financial Services Ltd. *	3,918,627	14,650,619
JSW Energy Ltd.	479,674	2,940,537
JSW Steel Ltd.	1,278,201	12,333,995
Jubilant Foodworks Ltd.	442,254	2,474,324
Kansai Nerolac Paints Ltd.	271,565	948,490
Kotak Mahindra Bank Ltd.	118,087	2,406,067
L&T Finance Holdings Ltd.	1,011,443	2,038,957
L&T Technology Services Ltd.	34,453	2,203,293
Larsen & Toubro Ltd.	839,275	35,199,623
Laurus Labs Ltd.	506,571	2,480,734
LIC Housing Finance Ltd.	364,546	2,848,749
Linde India Ltd.	26,685	1,732,624
LTIMindtree Ltd.	114,836	7,341,485
SECURITY	NUMBER OF SHARES	VALUE ($)
Lupin Ltd.	300,653	5,877,901
Macrotech Developers Ltd.	281,823	3,960,554
Mahindra & Mahindra Financial Services Ltd.	744,945	2,546,152
Mahindra & Mahindra Ltd.	1,179,490	27,488,538
Mangalore Refinery & Petrochemicals Ltd.	334,747	919,667
Mankind Pharma Ltd. *	42,000	1,081,757
Marico Ltd.	657,156	4,141,887
Maruti Suzuki India Ltd.	166,135	22,617,883
Max Financial Services Ltd. *	296,170	3,463,688
Max Healthcare Institute Ltd.	851,298	8,145,294
Mphasis Ltd.	105,163	3,319,595
MRF Ltd.	3,462	6,099,339
Muthoot Finance Ltd.	141,909	2,231,334
Nestle India Ltd.	446,120	13,968,513
NHPC Ltd.	3,070,782	3,264,613
Nippon Life India Asset Management Ltd.	193,890	1,205,788
NMDC Ltd.	1,454,840	3,963,618
NTPC Ltd.	5,965,385	24,144,642
Oberoi Realty Ltd.	156,042	2,529,775
Oil & Natural Gas Corp. Ltd.	4,893,843	15,617,094
Oil India Ltd.	470,340	3,100,289
One 97 Communications Ltd. *	416,557	2,026,110
Oracle Financial Services Software Ltd.	32,166	2,976,615
Page Industries Ltd.	7,325	3,030,980
Patanjali Foods Ltd.	123,300	2,286,626
PB Fintech Ltd. *	395,715	5,571,377
Persistent Systems Ltd.	63,037	6,561,215
Petronet LNG Ltd.	994,573	3,280,008
PI Industries Ltd.	104,430	4,625,632
Pidilite Industries Ltd.	193,929	6,399,104
Piramal Enterprises Ltd.	153,923	1,698,112
Polycab India Ltd.	59,436	3,404,786
Power Finance Corp. Ltd.	1,834,402	8,864,907
Power Grid Corp. of India Ltd.	5,273,613	17,989,736
Punjab National Bank	2,717,090	3,992,914
Rajesh Exports Ltd. *	180,680	672,133
RBL Bank Ltd.	531,167	1,666,538
REC Ltd.	1,558,579	8,309,226
Relaxo Footwears Ltd.	92,756	934,873
Reliance Industries Ltd.	4,201,874	148,055,358
Samvardhana Motherson International Ltd.	2,964,102	4,261,179
SBI Cards & Payment Services Ltd.	350,563	3,042,620
SBI Life Insurance Co. Ltd.	534,424	10,006,723
Schaeffler India Ltd.	53,988	1,883,545
Shree Cement Ltd.	16,906	5,200,155
Shriram Finance Ltd.	349,939	10,291,846
Siemens Ltd.	112,493	6,348,368
Solar Industries India Ltd.	32,012	2,598,390
Sona Blw Precision Forgings Ltd.	462,389	3,844,215
SRF Ltd.	180,864	5,212,509
Star Health & Allied Insurance Co. Ltd. *	301,053	2,038,699
State Bank of India	2,219,791	20,027,747
Steel Authority of India Ltd.	1,729,909	2,528,635
Sun Pharmaceutical Industries Ltd.	1,376,627	26,198,104
Sun TV Network Ltd.	108,559	806,243
Supreme Industries Ltd.	82,026	4,106,036
Syngene International Ltd.	171,961	1,464,286
Tata Communications Ltd.	138,674	3,216,473
Tata Consultancy Services Ltd.	1,277,874	63,112,138
Tata Consumer Products Ltd.	755,605	10,844,771
Tata Elxsi Ltd.	44,093	4,153,741
Tata Motors Ltd.	2,322,040	26,610,012
See financial notes
76Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tata Motors Ltd., A Shares, DVR	493,556	3,763,445
Tata Power Co. Ltd.	2,062,707	9,248,022
Tata Steel Ltd.	10,310,060	17,513,720
Tata Teleservices Maharashtra Ltd. *	694,905	732,902
Tech Mahindra Ltd.	768,150	11,801,159
Titan Co. Ltd.	524,750	22,937,650
Torrent Pharmaceuticals Ltd.	128,957	4,146,500
Torrent Power Ltd.	286,041	3,718,322
Trent Ltd.	230,775	10,803,942
Tube Investments of India Ltd.	124,711	5,247,138
TVS Motor Co. Ltd. *	295,198	7,615,969
UltraTech Cement Ltd.	141,900	16,929,511
Union Bank of India Ltd.	1,705,647	3,009,496
United Breweries Ltd.	91,408	1,871,016
United Spirits Ltd.	364,799	5,129,283
UNO Minda Ltd.	221,554	1,789,186
UPL Ltd.	640,228	3,626,733
Varun Beverages Ltd.	581,344	9,875,302
Vedant Fashions Ltd.	70,850	879,385
Vedanta Ltd.	1,536,428	4,966,934
Vodafone Idea Ltd. *	9,911,076	1,631,600
Voltas Ltd.	288,032	3,852,759
Whirlpool of India Ltd.	48,544	735,892
Wipro Ltd.	1,760,736	11,012,530
Yes Bank Ltd. *	28,416,669	8,379,390
Zee Entertainment Enterprises Ltd. *	988,783	1,919,342
Zomato Ltd. *	7,179,891	14,326,661
Zydus Lifesciences Ltd.	316,183	3,591,730
		1,804,018,946

Indonesia 2.2%
Adaro Energy Indonesia Tbk. PT	16,173,652	2,490,629
Amman Mineral Internasional PT *	6,771,600	3,662,654
Astra Agro Lestari Tbk. PT	560,902	240,030
Astra International Tbk. PT	24,904,141	8,280,251
Avia Avian Tbk. PT	23,565,615	884,742
Bank Central Asia Tbk. PT	69,224,684	43,499,443
Bank Mandiri Persero Tbk. PT	55,637,930	24,783,042
Bank Negara Indonesia Persero Tbk. PT	18,278,010	6,978,559
Bank Rakyat Indonesia Persero Tbk. PT	88,132,153	34,349,948
Bank Syariah Indonesia Tbk. PT	4,940,855	776,577
Barito Pacific Tbk. PT	32,461,374	2,013,989
Bukit Asam Tbk. PT	5,702,740	928,986
Bumi Serpong Damai Tbk. PT *	11,362,178	733,860
Charoen Pokphand Indonesia Tbk. PT	9,163,432	2,822,209
Dayamitra Telekomunikasi PT	27,941,030	1,129,020
Elang Mahkota Teknologi Tbk. PT	37,910,175	1,133,807
GoTo Gojek Tokopedia Tbk. PT *	924,405,414	4,176,442
Gudang Garam Tbk. PT	611,245	790,554
Hanjaya Mandala Sampoerna Tbk. PT	11,399,308	627,452
Indah Kiat Pulp & Paper Tbk. PT	3,362,437	1,866,832
Indocement Tunggal Prakarsa Tbk. PT	1,937,981	1,119,133
Indofood CBP Sukses Makmur Tbk. PT	2,787,708	2,048,872
Indofood Sukses Makmur Tbk. PT	5,188,104	2,187,158
Indosat Tbk. PT	2,096,179	1,523,948
Jasa Marga Persero Tbk. PT	2,829,242	976,687
Kalbe Farma Tbk. PT	23,860,602	2,262,316
Mayora Indah Tbk. PT	4,427,275	693,038
Merdeka Copper Gold Tbk. PT *	17,760,770	2,554,206
Perusahaan Gas Negara Tbk. PT	13,824,853	958,898
Sarana Menara Nusantara Tbk. PT	25,370,706	1,485,272
Semen Indonesia Persero Tbk. PT	4,446,512	1,725,977
Smartfren Telecom Tbk. PT *	175,435,136	591,668
Sumber Alfaria Trijaya Tbk. PT	23,824,808	4,169,152
Surya Citra Media Tbk. PT	17,053,951	161,695
SECURITY	NUMBER OF SHARES	VALUE ($)
Telkom Indonesia Persero Tbk. PT	57,172,403	14,552,314
Tower Bersama Infrastructure Tbk. PT	5,831,768	690,238
Trimegah Bangun Persada Tbk. PT	4,589,300	262,830
Unilever Indonesia Tbk. PT	7,546,129	1,310,909
United Tractors Tbk. PT	1,766,718	2,644,737
Vale Indonesia Tbk. PT	2,620,497	675,343
XL Axiata Tbk. PT	5,121,967	775,710
		185,539,127

Kuwait 0.9%
Agility Public Warehousing Co. KSC *	2,020,992	3,948,046
Boubyan Bank KSCP	1,600,532	3,345,172
Burgan Bank SAK	1,373,212	923,955
Gulf Bank KSCP	2,422,010	2,322,421
Humansoft Holding Co. KSC	129,456	1,418,062
Kuwait Finance House KSCP	11,393,515	29,997,553
Mabanee Co. KPSC	852,977	2,267,951
Mobile Telecommunications Co. KSCP	2,483,441	4,060,363
National Bank of Kuwait SAKP	9,530,598	30,359,129
		78,642,652

Malaysia 1.8%
Alliance Bank Malaysia Bhd.	1,535,680	1,152,043
AMMB Holdings Bhd.	2,882,172	2,635,892
Astro Malaysia Holdings Bhd.	2,228,600	166,717
Axiata Group Bhd.	5,764,277	3,376,818
CELCOMDIGI Bhd.	5,233,214	4,797,067
CIMB Group Holdings Bhd.	9,610,052	13,082,064
Dialog Group Bhd.	5,497,700	2,432,867
Fraser & Neave Holdings Bhd.	203,600	1,265,662
Gamuda Bhd.	3,118,631	3,476,463
Genting Bhd.	2,540,800	2,553,918
Genting Malaysia Bhd.	3,321,020	2,008,498
Hartalega Holdings Bhd. *	1,997,700	1,056,628
Hong Leong Bank Bhd.	843,307	3,504,376
Hong Leong Financial Group Bhd.	335,400	1,201,517
IHH Healthcare Bhd.	3,503,400	4,540,282
IJM Corp. Bhd.	4,778,136	2,154,717
IOI Corp. Bhd.	3,283,492	2,753,830
Kuala Lumpur Kepong Bhd.	665,961	3,143,510
Malayan Banking Bhd.	9,045,218	18,164,772
Malaysia Airports Holdings Bhd.	1,419,384	2,536,377
Maxis Bhd.	3,527,424	2,765,150
MISC Bhd.	2,299,800	3,683,169
MR DIY Group M Bhd.	3,632,700	1,194,187
Nestle Malaysia Bhd.	80,171	2,110,074
Petronas Chemicals Group Bhd.	3,691,100	5,444,674
Petronas Dagangan Bhd.	354,300	1,705,239
Petronas Gas Bhd.	975,036	3,686,049
PPB Group Bhd.	865,877	2,842,770
Press Metal Aluminium Holdings Bhd.	4,432,164	4,370,989
Public Bank Bhd.	17,361,070	16,097,083
QL Resources Bhd.	1,466,650	1,795,646
RHB Bank Bhd.	2,346,162	2,768,624
Sime Darby Bhd.	4,713,100	2,691,497
Sime Darby Plantation Bhd.	4,780,908	4,362,308
Telekom Malaysia Bhd.	1,528,334	1,948,461
Tenaga Nasional Bhd.	4,593,274	10,898,802
Top Glove Corp. Bhd. *	6,982,400	1,184,455
YTL Corp. Bhd.	5,753,436	3,237,103
		148,790,298

Mexico 3.2%
Alfa SAB de CV, A Shares	4,592,226	3,419,986
Alpek SAB de CV	530,048	340,704
See financial notes
Schwab International Equity ETFs | Semiannual Report77

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Alsea SAB de CV *	597,464	2,286,723
America Movil SAB de CV, Series B	28,651,377	26,793,776
Arca Continental SAB de CV	549,734	5,914,315
Banco del Bajio SA	878,589	3,265,397
Becle SAB de CV	726,317	1,695,513
Cemex SAB de CV, Series CPO *	18,711,957	14,286,280
Coca-Cola Femsa SAB de CV	669,097	6,522,191
Concentradora Fibra Danhos SA de CV	367,142	441,220
Corp. Inmobiliaria Vesta SAB de CV	986,703	3,454,458
El Puerto de Liverpool SAB de CV, Series C1	264,068	1,929,314
Fibra Uno Administracion SA de CV	3,605,684	6,507,196
Fomento Economico Mexicano SAB de CV	2,254,619	28,116,519
GCC SAB de CV	208,045	2,193,759
Gruma SAB de CV, B Shares	241,828	4,300,944
Grupo Aeroportuario del Centro Norte SAB de CV	343,328	2,971,895
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	483,841	7,134,929
Grupo Aeroportuario del Sureste SAB de CV, B Shares	250,619	7,343,747
Grupo Bimbo SAB de CV, Series A	2,793,056	11,668,760
Grupo Carso SAB de CV, Series A1	577,241	4,987,546
Grupo Comercial Chedraui SA de CV	610,673	4,683,144
Grupo Elektra SAB de CV	77,668	5,409,750
Grupo Financiero Banorte SAB de CV, O Shares	3,592,465	37,093,967
Grupo Financiero Inbursa SAB de CV, O Shares *	2,606,134	7,896,358
Grupo Mexico SAB de CV, Series B	3,959,248	19,194,807
Grupo Televisa SAB, Series CPO	2,998,435	1,790,294
Industrias Penoles SAB de CV *	164,162	2,054,418
Kimberly-Clark de Mexico SAB de CV, A Shares	1,032,408	2,291,484
Megacable Holdings SAB de CV, Series CPO	481,631	1,239,459
Ollamani SAB *	149,922	252,732
Operadora De Sites Mexicanos SAB de CV	1,704,832	1,978,890
Orbia Advance Corp. SAB de CV	1,317,971	2,434,152
Prologis Property Mexico SA de CV	748,190	3,358,558
Promotora y Operadora de Infraestructura SAB de CV	291,254	3,023,041
Qualitas Controladora SAB de CV	213,822	2,398,630
Regional SAB de CV	301,491	2,809,370
Sitios Latinoamerica SAB de CV *	2,273,678	802,012
Wal-Mart de Mexico SAB de CV	6,487,687	25,944,666
		270,230,904

Philippines 0.8%
ACEN Corp.	11,648,382	861,999
Alliance Global Group, Inc.	4,969,487	912,303
Ayala Corp.	405,158	4,886,545
Ayala Land, Inc.	9,454,774	5,886,633
Bank of the Philippine Islands	2,393,592	5,326,663
BDO Unibank, Inc.	2,941,965	8,007,127
Bloomberry Resorts Corp. *	4,449,213	888,022
Converge Information & Communications Technology Solutions, Inc. *	3,128,687	500,902
DMCI Holdings, Inc.	5,528,767	1,077,920
Emperador, Inc.	4,231,011	1,470,674
Globe Telecom, Inc.	41,984	1,284,577
GT Capital Holdings, Inc.	127,412	1,593,358
SECURITY	NUMBER OF SHARES	VALUE ($)
International Container Terminal Services, Inc.	1,348,856	6,934,437
JG Summit Holdings, Inc.	3,839,748	2,800,492
Jollibee Foods Corp.	535,567	2,608,525
LT Group, Inc.	4,191,280	708,301
Manila Electric Co.	351,035	2,435,358
Megaworld Corp.	14,547,716	499,459
Metropolitan Bank & Trust Co.	2,420,670	2,669,778
Monde Nissin Corp.	9,475,593	1,685,599
PLDT, Inc.	121,711	2,842,774
Puregold Price Club, Inc.	378,189	185,008
San Miguel Corp.	488,318	886,903
Semirara Mining & Power Corp.	1,632,548	938,029
SM Prime Holdings, Inc.	13,509,688	7,594,168
Universal Robina Corp.	1,169,034	2,433,105
		67,918,659

Qatar 1.0%
Barwa Real Estate Co.	2,607,018	2,191,012
Commercial Bank PSQC	4,388,604	6,094,145
Dukhan Bank	2,230,060	2,547,940
Ezdan Holding Group QSC *	2,071,035	491,451
Industries Qatar QSC	1,999,767	7,085,140
Masraf Al Rayan QSC	7,690,933	5,344,153
Mesaieed Petrochemical Holding Co.	5,777,484	2,999,024
Ooredoo QPSC	1,111,921	3,472,272
Qatar Aluminum Manufacturing Co.	2,705,820	944,547
Qatar Electricity & Water Co. QSC	654,837	3,113,218
Qatar Fuel QSC	793,388	3,259,842
Qatar Gas Transport Co. Ltd.	3,656,732	4,017,283
Qatar International Islamic Bank QSC	1,568,156	4,914,216
Qatar Islamic Bank SAQ	2,296,544	12,709,520
Qatar National Bank QPSC	5,604,049	23,441,271
Qatar Navigation QSC	1,007,055	3,042,462
Vodafone Qatar QSC	1,935,053	919,429
		86,586,925

Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	0
Sberbank of Russia PJSC *(b)(c)	107,550	0
		0

Saudi Arabia 4.9%
Abdullah Al Othaim Markets Co.	580,958	2,066,496
ACWA Power Co.	169,062	11,901,013
Advanced Petrochemical Co.	150,701	1,537,027
Al Rajhi Bank	2,440,611	57,919,201
Alinma Bank	1,234,993	14,472,960
Almarai Co. JSC	302,739	4,746,568
Arab National Bank	825,386	6,129,376
Arabian Centres Co. Ltd.	209,986	1,188,146
Arabian Drilling Co.	34,417	1,613,340
Arabian Internet & Communications Services Co.	30,613	2,994,120
Bank AlBilad	621,274	8,183,595
Bank Al-Jazira *	488,016	2,532,275
Banque Saudi Fransi	747,716	7,596,187
BinDawood Holding Co.	404,090	769,326
Bupa Arabia for Cooperative Insurance Co.	93,829	5,744,377
Catrion Catering Holding Co.	53,103	1,891,732
Co. for Cooperative Insurance	93,485	4,038,229
Dallah Healthcare Co.	49,292	2,465,717
Dar Al Arkan Real Estate Development Co. *	665,329	2,476,600
See financial notes
78Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dr Sulaiman Al Habib Medical Services Group Co.	103,785	9,115,745
Elm Co.	32,223	9,081,863
Emaar Economic City *	493,743	1,072,982
Etihad Etisalat Co.	468,943	6,914,793
Jarir Marketing Co.	719,976	2,991,021
Mobile Telecommunications Co. Saudi Arabia	522,443	2,075,674
Mouwasat Medical Services Co.	118,804	3,909,131
Nahdi Medical Co.	47,036	1,780,954
National Industrialization Co., Class C *	376,170	1,322,006
Power & Water Utility Co. for Jubail & Yanbu	90,050	1,822,466
Qassim Cement Co.	57,665	914,878
Rabigh Refining & Petrochemical Co. *	585,497	1,291,113
Riyad Bank	1,859,843	15,423,064
SABIC Agri-Nutrients Co.	294,429	9,829,217
Sahara International Petrochemical Co.	430,228	3,516,116
Saudi Arabian Mining Co. *	1,523,609	20,211,596
Saudi Arabian Oil Co.	3,907,222	33,026,408
Saudi Aramco Base Oil Co.	54,960	2,462,011
Saudi Awwal Bank	1,205,322	13,257,481
Saudi Basic Industries Corp.	1,129,315	23,728,774
Saudi Cement Co.	100,833	1,255,607
Saudi Electricity Co.	962,466	5,132,741
Saudi Industrial Investment Group	449,540	2,481,262
Saudi Investment Bank	652,789	2,816,342
Saudi Kayan Petrochemical Co. *	923,925	2,377,377
Saudi National Bank	3,623,483	40,917,928
Saudi Research & Media Group *	40,722	2,682,008
Saudi Tadawul Group Holding Co.	60,066	3,875,949
Saudi Telecom Co.	2,243,718	25,396,856
Saudia Dairy & Foodstuff Co.	20,924	2,122,361
Savola Group	337,493	4,769,519
Seera Group Holding *	201,281	1,792,599
Southern Province Cement Co.	104,356	1,111,650
United Electronics Co.	46,936	1,195,208
Yamama Cement Co.	130,437	1,253,834
Yanbu Cement Co.	99,774	838,035
Yanbu National Petrochemical Co.	329,359	3,288,935
		407,321,789

South Africa 3.1%
Absa Group Ltd.	969,829	8,268,729
African Rainbow Minerals Ltd.	142,756	1,256,424
Anglo American Platinum Ltd.	70,414	2,704,830
Anglogold Ashanti PLC	536,280	10,092,002
Aspen Pharmacare Holdings Ltd.	468,529	4,786,707
Bid Corp. Ltd.	421,368	9,855,624
Bidvest Group Ltd.	425,319	5,180,428
Capitec Bank Holdings Ltd.	107,179	11,273,217
Clicks Group Ltd.	306,704	4,797,748
Discovery Ltd.	661,512	4,686,231
Exxaro Resources Ltd.	324,853	3,009,468
FirstRand Ltd.	6,164,233	20,815,483
Foschini Group Ltd.	389,716	2,124,939
Gold Fields Ltd.	1,119,108	14,689,067
Growthpoint Properties Ltd.	3,978,286	2,428,395
Harmony Gold Mining Co. Ltd.	682,451	4,003,191
Impala Platinum Holdings Ltd.	989,780	3,342,305
Investec Ltd.	364,609	2,292,520
Kumba Iron Ore Ltd.	70,831	1,982,548
Life Healthcare Group Holdings Ltd.	1,808,552	1,654,530
Mr Price Group Ltd.	319,961	2,845,395
MTN Group Ltd.	2,262,099	9,846,108
MultiChoice Group *	398,413	2,168,413
SECURITY	NUMBER OF SHARES	VALUE ($)
Naspers Ltd., N Shares	230,761	37,953,125
Nedbank Group Ltd.	577,889	6,602,853
NEPI Rockcastle NV	679,037	4,844,007
Northam Platinum Holdings Ltd.	467,568	2,673,245
Old Mutual Ltd.	5,988,390	3,727,185
OUTsurance Group Ltd.	1,111,996	2,413,684
Pepkor Holdings Ltd.	2,764,082	2,690,059
Reinet Investments SCA	168,935	4,262,529
Remgro Ltd.	606,711	4,600,361
Sanlam Ltd.	2,186,252	8,382,033
Santam Ltd.	56,660	894,037
Sasol Ltd.	715,835	5,400,550
Shoprite Holdings Ltd.	601,062	8,090,505
Sibanye Stillwater Ltd.	3,466,213	3,590,208
Standard Bank Group Ltd.	1,639,480	17,247,924
Tiger Brands Ltd.	199,150	2,071,046
Vodacom Group Ltd.	751,554	3,683,383
Woolworths Holdings Ltd.	1,146,161	3,833,930
		257,064,966

Taiwan 18.2%
Accton Technology Corp.	674,000	11,066,483
Acer, Inc.	3,370,086	4,813,723
Advanced Energy Solution Holding Co. Ltd.	31,000	699,252
Advantech Co. Ltd.	595,911	7,352,387
Airtac International Group	172,920	6,619,314
Alchip Technologies Ltd.	89,000	11,656,622
ASE Technology Holding Co. Ltd.	4,359,120	19,168,847
Asia Cement Corp.	2,931,061	3,750,816
ASMedia Technology, Inc.	48,445	3,609,294
ASPEED Technology, Inc.	37,800	3,270,631
Asustek Computer, Inc.	891,621	12,834,355
AUO Corp. *	8,681,224	4,806,195
Capital Securities Corp.	2,783,644	1,475,064
Catcher Technology Co. Ltd.	765,224	4,769,108
Cathay Financial Holding Co. Ltd. *	11,541,905	16,449,574
Chailease Holding Co. Ltd.	1,771,879	9,781,644
Chang Hwa Commercial Bank Ltd.	9,110,022	5,130,052
Cheng Shin Rubber Industry Co. Ltd.	2,319,277	3,444,852
Chicony Electronics Co. Ltd.	810,984	4,810,563
China Airlines Ltd.	3,504,872	2,217,607
China Development Financial Holding Corp. *	19,886,308	7,895,511
China Motor Corp.	314,600	1,249,064
China Steel Corp.	15,631,956	12,165,524
Chunghwa Telecom Co. Ltd.	4,796,310	18,284,230
Compal Electronics, Inc.	5,196,535	6,000,523
CTBC Financial Holding Co. Ltd.	22,932,792	21,329,793
Delta Electronics, Inc.	2,687,148	25,035,672
E Ink Holdings, Inc.	968,000	7,533,431
E.Sun Financial Holding Co. Ltd.	18,812,674	15,027,761
Eclat Textile Co. Ltd.	227,510	3,886,661
eMemory Technology, Inc.	86,000	7,373,100
Ennostar, Inc. *	998,914	1,355,713
Eternal Materials Co. Ltd.	1,308,352	1,330,724
Eva Airways Corp.	3,360,374	3,343,418
Evergreen Marine Corp. Taiwan Ltd.	1,274,088	6,670,829
Far Eastern International Bank	3,055,873	1,193,946
Far Eastern New Century Corp.	3,874,799	3,996,218
Far EasTone Telecommunications Co. Ltd.	2,058,509	5,125,189
Feng TAY Enterprise Co. Ltd.	629,694	3,296,931
First Financial Holding Co. Ltd.	13,692,454	11,739,050
Formosa Chemicals & Fibre Corp.	4,308,008	7,795,696
Formosa Petrochemical Corp.	1,836,660	4,317,178
Formosa Plastics Corp.	4,628,560	10,498,988
See financial notes
Schwab International Equity ETFs | Semiannual Report79

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Formosa Sumco Technology Corp.	32,000	158,433
Formosa Taffeta Co. Ltd.	1,394,132	1,040,874
Foxconn Technology Co. Ltd.	1,449,355	2,278,838
Fubon Financial Holding Co. Ltd.	9,508,712	20,455,636
Genius Electronic Optical Co. Ltd.	109,000	1,460,368
Giant Manufacturing Co. Ltd.	382,096	2,465,954
Gigabyte Technology Co. Ltd.	615,000	6,712,381
Global Unichip Corp.	109,000	5,482,845
Globalwafers Co. Ltd.	263,451	4,650,680
Hiwin Technologies Corp.	379,445	2,880,995
Hon Hai Precision Industry Co. Ltd.	14,923,092	48,627,105
Hotai Motor Co. Ltd.	403,600	8,567,538
HTC Corp. *	989,778	1,526,493
Hua Nan Financial Holdings Co. Ltd., Class C	12,984,415	9,037,066
Innolux Corp. *	9,707,661	4,652,749
Inventec Corp.	3,202,043	5,571,501
Largan Precision Co. Ltd.	128,456	10,525,350
Lite-On Technology Corp., ADR	2,701,866	9,359,665
MediaTek, Inc.	1,859,713	67,070,748
Mega Financial Holding Co. Ltd.	14,624,270	17,904,720
Micro-Star International Co. Ltd.	876,095	5,293,793
momo.com, Inc.	87,188	1,226,058
Nan Ya Plastics Corp.	7,153,816	13,511,217
Nan Ya Printed Circuit Board Corp.	258,000	1,726,285
Nanya Technology Corp.	1,172,000	2,495,313
Nien Made Enterprise Co. Ltd.	184,752	2,159,663
Novatek Microelectronics Corp.	720,608	13,701,115
Oneness Biotech Co. Ltd.	432,478	2,414,855
Parade Technologies Ltd.	88,100	2,828,944
Pegatron Corp.	2,546,657	6,888,409
PharmaEssentia Corp. *	297,000	3,086,556
Pou Chen Corp.	3,226,792	3,113,531
Powerchip Semiconductor Manufacturing Corp.	3,680,000	3,213,211
Powertech Technology, Inc.	857,000	4,229,488
President Chain Store Corp.	709,400	6,048,286
Quanta Computer, Inc.	3,329,057	24,433,832
Realtek Semiconductor Corp.	598,336	10,770,597
Ruentex Development Co. Ltd.	2,066,350	2,376,242
Shanghai Commercial & Savings Bank Ltd.	4,776,151	6,799,437
Shin Kong Financial Holding Co. Ltd. *	16,604,672	4,354,790
Silergy Corp.	411,000	5,422,009
Sino-American Silicon Products, Inc.	657,000	3,855,597
SinoPac Financial Holdings Co. Ltd.	14,592,325	9,279,037
Synnex Technology International Corp.	1,773,956	4,366,212
Taishin Financial Holding Co. Ltd.	14,955,726	8,232,640
Taiwan Business Bank	7,277,954	3,223,441
Taiwan Cement Corp.	7,588,872	7,706,632
Taiwan Cooperative Financial Holding Co. Ltd.	13,440,408	11,033,980
Taiwan Fertilizer Co. Ltd.	816,508	1,720,351
Taiwan Glass Industry Corp. *	1,631,311	941,851
Taiwan High Speed Rail Corp.	2,652,000	2,533,745
Taiwan Mobile Co. Ltd.	2,148,524	6,729,112
Taiwan Secom Co. Ltd.	387,000	1,450,814
Taiwan Semiconductor Manufacturing Co. Ltd.	30,118,500	657,453,139
Tatung Co. Ltd. *	2,778,000	4,561,230
Teco Electric & Machinery Co. Ltd.	1,515,000	2,358,089
Transcend Information, Inc.	446,000	1,128,775
U-Ming Marine Transport Corp.	572,000	1,006,128
Unimicron Technology Corp.	1,635,348	9,286,606
Uni-President Enterprises Corp.	5,842,676	14,177,170
United Microelectronics Corp.	14,726,850	22,759,190
SECURITY	NUMBER OF SHARES	VALUE ($)
Vanguard International Semiconductor Corp.	1,099,000	2,510,252
Voltronic Power Technology Corp.	85,000	4,315,949
Walsin Lihwa Corp.	3,276,814	3,835,623
Walsin Technology Corp.	380,000	1,346,431
Wan Hai Lines Ltd.	1,157,910	1,846,238
Win Semiconductors Corp.	500,000	2,404,340
Winbond Electronics Corp.	3,716,879	3,286,568
Wistron Corp.	3,592,080	13,125,334
Wiwynn Corp.	109,000	8,034,610
Yageo Corp.	491,167	8,670,532
Yang Ming Marine Transport Corp.	2,189,000	3,452,179
Yuanta Financial Holding Co. Ltd.	15,053,473	13,072,584
Yulon Motor Co. Ltd.	722,408	1,615,788
Yulon Nissan Motor Co. Ltd.	26,000	138,598
Zhen Ding Technology Holding Ltd.	775,000	2,464,054
		1,524,617,922

Thailand 2.1%
Advanced Info Service PCL NVDR	1,371,700	7,687,486
Airports of Thailand PCL NVDR	5,424,800	9,604,762
Asset World Corp. PCL NVDR	9,539,800	1,026,729
B Grimm Power PCL NVDR	968,000	694,995
Bangkok Bank PCL NVDR	841,000	3,353,213
Bangkok Dusit Medical Services PCL NVDR	14,140,000	11,236,303
Bangkok Expressway & Metro PCL NVDR	10,526,190	2,362,633
Bangkok Life Assurance PCL NVDR	720,100	359,397
Banpu PCL NVDR	10,648,833	1,662,720
Berli Jucker PCL NVDR	1,388,350	936,793
BTS Group Holdings PCL NVDR	10,338,200	1,484,504
Bumrungrad Hospital PCL NVDR	695,900	4,346,343
Carabao Group PCL NVDR	446,100	864,463
Central Pattana PCL NVDR	3,676,300	6,637,123
Central Retail Corp. PCL NVDR	3,522,200	3,412,699
Charoen Pokphand Foods PCL NVDR	5,706,800	3,007,348
CP ALL PCL NVDR	7,432,500	11,916,039
CP Axtra PCL NVDR	2,098,103	1,945,126
Delta Electronics Thailand PCL NVDR	3,492,310	6,937,881
Digital Telecommunications Infrastructure Fund, Class F	7,409,600	1,652,776
Electricity Generating PCL NVDR	342,600	1,122,417
Energy Absolute PCL NVDR	2,214,551	2,176,577
Global Power Synergy PCL NVDR	921,368	1,310,185
Gulf Energy Development PCL NVDR	3,813,759	4,572,470
Home Product Center PCL NVDR	7,518,719	2,347,962
Indorama Ventures PCL NVDR	2,385,700	1,549,890
Intouch Holdings PCL NVDR	1,087,709	2,054,713
IRPC PCL NVDR	15,365,800	835,447
Kasikornbank PCL NVDR	2,152,069	7,380,580
Krung Thai Bank PCL NVDR	7,637,200	3,428,382
Krungthai Card PCL NVDR	1,517,400	1,808,695
Land & Houses PCL NVDR	10,915,300	2,313,015
Minor International PCL NVDR	4,863,380	4,305,376
Muangthai Capital PCL NVDR	932,515	1,189,532
Osotspa PCL NVDR	1,808,963	1,023,894
PTT Exploration & Production PCL NVDR	1,683,804	7,089,207
PTT Global Chemical PCL NVDR	2,466,314	2,613,131
PTT Oil & Retail Business PCL NVDR	3,245,000	1,637,655
PTT PCL NVDR	18,116,200	17,300,428
Ratch Group PCL NVDR	1,560,050	1,261,437
SCB X PCL NVDR	2,116,000	6,637,390
SCG Packaging PCL NVDR	1,608,100	1,255,452
Siam Cement PCL NVDR	870,200	6,526,803
See financial notes
80Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Siam City Cement PCL NVDR	106,100	402,331
Srisawad Corp. PCL NVDR	810,500	858,748
Thai Life Insurance PCL NVDR	3,350,000	840,652
Thai Oil PCL NVDR	1,387,926	2,167,123
Thai Union Group PCL NVDR	3,657,800	1,468,627
TMBThanachart Bank PCL NVDR	53,775,518	2,758,872
True Corp. PCL NVDR *	13,903,670	2,733,051
		174,099,375

Turkey 1.3%
AG Anadolu Grubu Holding AS	138,024	1,129,578
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS *	1,208,402	518,665
Akbank TAS	3,806,542	5,069,740
Akcansa Cimento AS	77,204	388,249
Aksa Akrilik Kimya Sanayii AS	155,107	528,620
Aksa Enerji Uretim AS	278,989	336,541
Alarko Holding AS	176,146	748,147
Alfa Solar Enerji Sanayi VE Ticaret AS	134,752	457,090
Anadolu Efes Biracilik Ve Malt Sanayii AS	265,693	1,325,071
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	60,396	140,932
Arcelik AS	229,509	1,242,387
Aselsan Elektronik Sanayi Ve Ticaret AS	1,390,056	2,671,494
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	296,634	1,152,530
Aygaz AS	71,715	352,605
Bera Holding AS	946,174	612,806
BIM Birlesik Magazalar AS	551,678	6,860,689
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS *	46,388	1,059,414
Borusan Yatirim ve Pazarlama AS	6,670	923,488
Can2 Termik AS *	249,942	144,667
Cimsa Cimento Sanayi VE Ticaret AS	505,749	566,988
Coca-Cola Icecek AS	90,886	1,883,527
CW Enerji Muhendislik Ticaret VE Sanayi AS *	25,927	256,822
Dogan Sirketler Grubu Holding AS	1,341,552	582,261
Dogus Otomotiv Servis ve Ticaret AS	80,774	691,449
EGE Endustri VE Ticaret AS	1,579	878,269
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	224,752	386,588
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,463,513	875,888
Enerjisa Enerji AS	278,427	556,502
Enka Insaat ve Sanayi AS	2,172,505	2,630,408
Eregli Demir ve Celik Fabrikalari TAS *	2,002,847	2,920,254
Europen Endustri Insaat Sanayi VE Ticaret AS *	319,637	199,032
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS *	57,251	319,266
Ford Otomotiv Sanayi AS	82,497	2,687,384
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	141,095	324,946
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS *	163,272	405,307
Gubre Fabrikalari TAS *	108,811	699,156
Haci Omer Sabanci Holding AS	1,583,412	4,032,103
Hektas Ticaret TAS *	1,248,519	763,834
Investco Holding AS *	53,891	652,497
Is Gayrimenkul Yatirim Ortakligi AS *	593,094	328,845
Is Yatirim Menkul Degerler AS, Class A	691,169	823,122
Iskenderun Demir ve Celik AS *	177,348	230,861
SECURITY	NUMBER OF SHARES	VALUE ($)
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS *	93,482	236,551
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,351,597	1,162,850
Karsan Otomotiv Sanayii Ve Ticaret AS *	488,453	156,456
Kayseri Seker Fabrikasi AS	230,250	263,292
Kiler Holding AS *	423,480	840,998
Kimteks Poliuretan Sanayi VE Ticaret AS	78,484	168,433
KOC Holding AS	1,022,365	5,508,109
Kontrolmatik Enerji Ve Muhendislik AS	114,271	1,050,482
Konya Cimento Sanayii AS *	1,163	368,889
Kordsa Teknik Tekstil AS	70,525	216,976
Koza Altin Isletmeleri AS	1,288,296	944,978
Koza Anadolu Metal Madencilik Isletmeleri AS *	251,189	410,740
Margun Enerji Uretim Sanayi VE Ticaret AS	452,377	227,494
Mavi Giyim Sanayi Ve Ticaret AS, Class B	163,713	744,108
Migros Ticaret AS	124,687	1,969,967
MLP Saglik Hizmetleri AS *	114,786	628,718
Nuh Cimento Sanayi AS	75,062	791,018
ODAS Elektrik Uretim ve Sanayi Ticaret AS *	1,618,473	523,079
Otokar Otomotiv Ve Savunma Sanayi AS *	48,226	781,632
Oyak Cimento Fabrikalari AS *	394,457	896,443
Oyak Yatirim Menkul Degerler AS *	152,682	226,531
Pegasus Hava Tasimaciligi AS *	55,345	1,520,138
Penta Teknoloji Urunleri Dagitim Ticaret AS *	273,600	181,759
Petkim Petrokimya Holding AS *	1,700,937	1,318,482
Qua Granite Hayal *	1,044,424	144,521
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	486,741	529,464
Sasa Polyester Sanayi AS *	1,614,845	2,046,245
Selcuk Ecza Deposu Ticaret ve Sanayi AS	198,828	383,075
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS *	206,805	430,902
Sok Marketler Ticaret AS	347,326	745,389
TAV Havalimanlari Holding AS *	221,574	1,238,468
Tekfen Holding AS	234,265	352,526
Tofas Turk Otomobil Fabrikasi AS	166,095	1,423,151
Turk Hava Yollari AO *	693,987	6,263,049
Turk Telekomunikasyon AS *	684,005	703,291
Turk Traktor ve Ziraat Makineleri AS	34,414	959,014
Turkcell Iletisim Hizmetleri AS	1,446,265	3,101,480
Turkiye Garanti Bankasi AS	765,918	1,548,040
Turkiye Halk Bankasi AS *	831,880	385,833
Turkiye Is Bankasi AS, Class C	9,649,278	3,430,745
Turkiye Petrol Rafinerileri AS	1,088,903	5,643,367
Turkiye Sinai Kalkinma Bankasi AS *	1,673,575	443,860
Turkiye Sise ve Cam Fabrikalari AS	1,856,195	3,041,164
Turkiye Vakiflar Bankasi TAO, Class D *	641,122	292,224
Ulker Biskuvi Sanayi AS *	230,978	785,716
Vestel Beyaz Esya Sanayi ve Ticaret AS	501,535	350,852
Vestel Elektronik Sanayi ve Ticaret AS *	187,927	499,919
Yapi ve Kredi Bankasi AS	4,000,675	2,960,164
Yayla Agro Gida Sanayi VE Nakliyat AS	206,383	100,746
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,212,367	269,892
Zorlu Enerji Elektrik Uretim AS *	1,181,882	213,513
		108,782,755

See financial notes
Schwab International Equity ETFs | Semiannual Report81

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United Arab Emirates 1.8%
Abu Dhabi Commercial Bank PJSC	3,704,477	8,643,679
Abu Dhabi Islamic Bank PJSC	1,822,178	5,576,324
Abu Dhabi National Oil Co. for Distribution PJSC	3,502,570	3,337,688
Abu Dhabi Ports Co. PJSC *	1,058,039	1,667,904
ADNOC Drilling Co. PJSC	2,049,915	2,053,878
ADNOC Logistics & Services	1,920,122	2,054,529
Air Arabia PJSC	3,117,609	2,427,608
AL Seer Marine Supplies & Equipment Co. LLC *	336,082	574,640
Aldar Properties PJSC	4,531,284	6,822,402
Alpha Dhabi Holding PJSC *	1,723,486	7,564,212
Americana Restaurants International PLC	3,639,188	3,398,518
Apex Investment Co. PSC *	695,255	357,764
Borouge PLC	3,409,489	2,209,313
Dana Gas PJSC	5,644,962	971,335
Dubai Electricity & Water Authority PJSC	10,945,448	7,181,935
Dubai Financial Market PJSC	2,177,405	782,536
Dubai Investments PJSC	2,729,287	1,738,825
Dubai Islamic Bank PJSC	3,636,921	6,376,915
Emaar Development PJSC	1,133,054	2,440,158
Emaar Properties PJSC	8,376,264	18,518,137
Emirates Central Cooling Systems Corp.	2,763,500	1,233,940
Emirates NBD Bank PJSC	2,245,462	11,187,877
Emirates Telecommunications Group Co. PJSC	4,401,113	21,688,624
Fertiglobe PLC	1,528,982	1,065,696
First Abu Dhabi Bank PJSC	5,530,335	20,537,932
Ghitha Holding PJSC *	54,742	526,122
Multiply Group PJSC *	5,864,204	3,624,314
National Marine Dredging Co. *	271,406	2,076,427
Pure Health Holding PJSC *	1,330,759	1,391,302
Q Holding PJSC *	2,536,022	2,057,596
Salik Co. PJSC	2,450,733	2,328,693
		152,416,823
Total Common Stocks (Cost $6,598,732,035)		8,182,770,015

PREFERRED STOCKS 2.0% OF NET ASSETS

Brazil 1.8%
Alpargatas SA *	301,809	617,753
Banco Bradesco SA	6,425,861	17,782,615
Bradespar SA	356,106	1,519,416
Braskem SA, A Shares *	253,426	1,073,145
Centrais Eletricas Brasileiras SA, B Shares	362,783	3,498,120
Cia Energetica de Minas Gerais	1,404,891	3,384,530
Companhia Paranaense de Energia, B Shares	1,662,282	3,419,143
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	285,941	1,484,765
Gerdau SA	1,356,710	5,870,662
Itau Unibanco Holding SA	6,045,807	41,297,876
Itausa SA	6,243,689	12,943,153
Metalurgica Gerdau SA	844,221	1,717,785
Petroleo Brasileiro SA	6,971,123	56,317,285
Unipar Carbocloro SA, B Shares	63,966	851,867
SECURITY	NUMBER OF SHARES	VALUE ($)
Usinas Siderurgicas de Minas Gerais SA Usiminas, A Shares	508,932	1,133,885
		152,912,000

Chile 0.1%
Embotelladora Andina SA, B Shares	492,650	1,242,050
Sociedad Quimica y Minera de Chile SA, B Shares	169,384	8,407,762
		9,649,812

Colombia 0.1%
Bancolombia SA	439,592	3,591,430
Grupo Aval Acciones y Valores SA	5,854,787	717,199
		4,308,629
Total Preferred Stocks (Cost $140,142,382)		166,870,441

SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)	82,175,775	82,175,775
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)(e)	5,750,407	5,750,407
		87,926,182
Total Short-Term Investments (Cost $87,926,182)		87,926,182
Total Investments in Securities (Cost $6,826,800,599)		8,437,566,638

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/15/24	285	14,489,400	74,945

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,410,636.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
See financial notes
82Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,128,626,898	$—	$—	$8,128,626,898
Greece	54,143,117	—	0 *	54,143,117
Hong Kong	—	—	0 *	0
Russia	—	—	0 *	0
Preferred Stocks[1]	166,870,441	—	—	166,870,441
Short-Term Investments[1]	87,926,182	—	—	87,926,182
Futures Contracts[2]	74,945	—	—	74,945
Total	$8,437,641,583	$—	$0	$8,437,641,583

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Semiannual Report83

Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $6,826,800,599) including securities on loan of $5,410,636		$8,437,566,638
Foreign currency, at value (cost $16,048,052)		15,920,626
Deposit with broker for futures contracts		2,387,545
Receivables:
Dividends		10,407,189
Income from securities on loan		20,494
Variation margin on future contracts		2,256
Foreign tax reclaims	+	1,187
Total assets		8,466,305,935

Liabilities
Collateral held for securities on loan		5,750,407
Payables:
Foreign capital gains tax		91,437,697
Management fees	+	716,222
Total liabilities		97,904,326
Net assets		$8,368,401,609

Net Assets by Source
Capital received from investors		$8,812,936,139
Total distributable loss	+	(444,534,530)
Net assets		$8,368,401,609

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,368,401,609		336,600,000		$24.86

See financial notes
84Schwab International Equity ETFs | Semiannual Report

Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $7,892,283)		$63,745,161
Interest received from securities - unaffiliated		319,036
Securities on loan, net	+	414,362
Total investment income		64,478,559

Expenses
Management fees		4,485,405
Professional fees	+	11,612 [1]
Total expenses		4,497,017
Expense reduction by investment adviser	–	11,612 [1]
Net expenses	–	4,485,405
Net investment income		59,993,154

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated (net of foreign capital gains tax paid of $6,757,301)		(160,657,688)
Net realized gains on sales of in-kind redemptions - unaffiliated		10,995,436
Net realized losses on futures contracts		(1,945,588)
Net realized losses on foreign currency transactions	+	(745,956)
Net realized losses		(152,353,796)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of ($28,596,672))		441,888,958
Net change in unrealized appreciation (depreciation) on futures contracts		652,248
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(102,695)
Net change in unrealized appreciation (depreciation)	+	442,438,511
Net realized and unrealized gains		290,084,715
Increase in net assets resulting from operations		$350,077,869

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab International Equity ETFs | Semiannual Report85

Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$59,993,154	$260,649,787
Net realized losses		(152,353,796)	(398,452,732)
Net change in unrealized appreciation (depreciation)	+	442,438,511	198,696,256
Increase in net assets resulting from operations		$350,077,869	$60,893,311

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($277,724,480 )	($256,923,230 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		—	$—	12,300,000	$295,692,868
Shares redeemed	+	(7,100,000)	(166,966,824)	(7,900,000)	(194,051,552)
Net transactions in fund shares		(7,100,000)	($166,966,824 )	4,400,000	$101,641,316

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		343,700,000	$8,463,015,044	339,300,000	$8,557,403,647
Total increase (decrease)	+	(7,100,000)	(94,613,435)	4,400,000	(94,388,603)
End of period		336,600,000	$8,368,401,609	343,700,000	$8,463,015,044
See financial notes
86Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab International Dividend Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab International Equity ETF	Schwab Long-Term U.S. Treasury ETF
Schwab International Small-Cap Equity ETF	Schwab U.S. Aggregate Bond ETF
Schwab Emerging Markets Equity ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Broad Market ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. REIT ETF	Schwab Crypto Thematic ETF
Schwab U.S. TIPS ETF	Schwab Municipal Bond ETF
Schwab Short-Term U.S. Treasury ETF	Schwab High Yield Bond ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Schwab International Equity ETFs | Semiannual Report87

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
88Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of February 29, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 29, 2024, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF had securities on loan, all of which were classified as common stocks and warrants. The value of the securities on loan and the related collateral as of February 29, 2024, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked to- market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Schwab International Equity ETFs | Semiannual Report89

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union.  These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF will seek to enter into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended February 29, 2024, the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF did not incur any compliance fees.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the funds, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
90Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, semiannually for Schwab International Equity ETF, Schwab International Small Cap Equity ETF and Schwab Emerging Markets ETF, and quarterly for Schwab International Dividend Equity ETF, and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest.  These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of February 29, 2024, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Schwab International Equity ETFs | Semiannual Report91

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in  its respective index, which may include real estate investment trusts, during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because a fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
92Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk.  A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
Schwab International Equity ETFs | Semiannual Report93

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

 4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
0.14%	0.06%	0.11%	0.11%
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 29, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
Schwab International Opportunities Fund	— %	— %	— %	0.3%
Schwab Monthly Income Fund - Flexible Payout	1.6%	— %	— %	— %
Schwab Monthly Income Fund - Income Payout	0.8%	— %	— %	— %
Schwab Monthly Income Fund - Target Payout	0.9%	— %	— %	— %
Schwab Target 2010 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2015 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2020 Index Fund	— %	0.1%	— %	— %
Schwab Target 2025 Index Fund	— %	0.2%	— %	0.1%
Schwab Target 2030 Index Fund	— %	0.4%	— %	0.3%
Schwab Target 2035 Index Fund	— %	0.4%	— %	0.3%
Schwab Target 2040 Index Fund	— %	0.5%	— %	0.5%
Schwab Target 2045 Index Fund	— %	0.4%	— %	0.4%
Schwab Target 2050 Index Fund	— %	0.5%	— %	0.5%
Schwab Target 2055 Index Fund	— %	0.3%	— %	0.4%
Schwab Target 2060 Index Fund	— %	0.4%	— %	0.5%
Schwab Target 2065 Index Fund	— %	0.1%	— %	0.1%
Schwab VIT Balanced Portfolio	— %	0.0%*	0.0%*	0.0%*
Schwab VIT Balanced with Growth Portfolio	— %	0.1%	0.1%	0.1%
Schwab VIT Growth Portfolio	— %	0.1%	0.2%	0.1%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine fees. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
94Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
During the period ended February 29, 2024, the professional fees incurred by the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF and paid by the investment adviser were $57,053, $6,175 and $11,612, respectively, as shown as Professional fees in each fund’s Statement of Operations.
During the period ended February 29, 2024, Schwab Emerging Markets Equity ETF recovered interest on previously withheld foreign taxes from Poland. The payments received by Schwab Emerging Markets Equity ETF amounted to $261,195, and are recorded within Dividends received from securities — unaffiliated in the fund’s Statement of Operations. The investment adviser had paid upfront professional fees associated with recovering these foreign taxes in the amount of $11,612, which has been reimbursed to the investment adviser by the Schwab Emerging Markets Equity ETF and is recorded within Dividends received from securities  - unaffiliated in the fund’s Statement of Operations. During the period ended February 29, 2024, Schwab International Equity ETF and Schwab International Small-Cap Equity ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of February 29, 2024, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF to the investment adviser was $154,968 and $8,948 respectively. Schwab Emerging Markets Equity ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the funds to the investment adviser.
No other amounts for additional foreign withholding tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab International Dividend Equity ETF	$18,040,665	$18,970,696	($3,000,961 )
Schwab International Equity ETF	154,468,553	147,175,319	(102,559,192)
Schwab International Small-Cap Equity ETF	66,404,034	73,021,132	20,153,670
Schwab Emerging Markets Equity ETF	8,777,311	35,741,219	(19,904,698)

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
Schwab International Equity ETFs | Semiannual Report95

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

 6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of February 29, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values, held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab International Dividend Equity ETF
Futures Contracts[1]	$87,127	$87,127
Schwab International Equity ETF
Futures Contracts[1]	4,829,133	4,829,133
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	596,156	596,156
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	74,945	74,945

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.

96Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

8. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended February 29, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab International Dividend Equity ETF
Futures Contracts[1]	($109,871 )	($109,871 )
Schwab International Equity ETF
Futures Contracts[1]	3,825,872	3,825,872
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	295,978	295,978
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	(1,945,588)	(1,945,588)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab International Dividend Equity ETF
Futures Contracts[1]	$237,779	$237,779
Schwab International Equity ETF
Futures Contracts[1]	6,859,836	6,859,836
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	836,013	836,013
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	652,248	652,248

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended February 29, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab International Dividend Equity ETF	$5,438,687	64
Schwab International Equity ETF	172,910,937	1,620
Schwab International Small-Cap Equity ETF	17,071,974	160
Schwab Emerging Markets Equity ETF	20,485,266	418

9. Purchases and Sales of Investment Securities:
For the period ended February 29, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab International Dividend Equity ETF	$131,550,336	$141,533,866
Schwab International Equity ETF	811,492,607	744,083,347
Schwab International Small-Cap Equity ETF	254,056,361	259,788,457
Schwab Emerging Markets Equity ETF	265,530,872	648,966,231
Schwab International Equity ETFs | Semiannual Report97

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

 10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 29, 2024, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab International Dividend Equity ETF	$19,901,599	$12,630,830
Schwab International Equity ETF	1,060,369,507	—
Schwab International Small-Cap Equity ETF	81,457,910	—
Schwab Emerging Markets Equity ETF	—	25,639,930
For the period ended February 29, 2024, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 29, 2024 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes:
As of February 29, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab International Dividend Equity ETF	$744,747,454	$65,769,289	($32,200,784 )	$33,568,505
Schwab International Equity ETF	28,920,440,900	8,476,741,131	(2,001,443,672)	6,475,297,459
Schwab International Small-Cap Equity ETF	3,916,450,096	704,681,255	(618,863,300)	85,817,955
Schwab Emerging Markets Equity ETF	7,190,640,485	2,293,134,447	(1,046,133,349)	1,247,001,098

Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2023, the funds had capital loss carryforwards available as follows:

Schwab International Dividend Equity ETF	$35,671,059
Schwab International Equity ETF	1,692,595,298
Schwab International Small-Cap Equity ETF	256,516,983
Schwab Emerging Markets Equity ETF	1,299,160,885
98Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 29, 2024.  The tax-basis components of distributions paid during the fiscal year ended August 31, 2023 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab International Dividend Equity ETF	$22,397,950
Schwab International Equity ETF	892,762,840
Schwab International Small-Cap Equity ETF	78,014,800
Schwab Emerging Markets Equity ETF	256,923,230
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2023, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab International Equity ETFs | Semiannual Report99

Schwab International Equity ETFs
Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2023 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2022, through May 31, 2023, which included individual fund liquidity risk metrics. The report summarized the operation of the program and the information and factors considered by the investment adviser in assessing whether the program has been adequately and effectively implemented with respect to a fund. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
100Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
Schwab International Equity ETFs | Semiannual Report101

Schwab International Equity ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

102Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab International Equity ETFs | Semiannual Report103

Schwab International Equity ETFs
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid The highest price at which someone is willing to buy a security.
cap, capitalization See “market cap.”
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones International Dividend 100 Index (Net) An index that is designed to measure the performance of high dividend yielding stocks issued by companies in developed and emerging countries outside of the United States that have a record of consistently paying dividends, selected for fundamental strength based on financial ratios and lower volatility. The 100-component index is derived from the constituents of the Dow Jones Global ex-U.S. Large-Cap Index and the Dow Jones Global ex-U.S. Mid-Cap Index, and excludes real estate investment trusts (REITs). It is modified market capitalization weighted. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
European Depositary Receipt (EDR) A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)  An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net) An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR) A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity The ability to convert a security or asset quickly into cash.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
104Schwab International Equity ETFs | Semiannual Report

Schwab International Equity ETFs
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market The market that deals with the issuance of new securities.
rights and warrants Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
Schwab International Equity ETFs | Semiannual Report105

Notes

Schwab International Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Schwab High Yield Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2024 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab International Equity ETFs
Active semi-transparent (also referred to as non-transparent) ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

This page is intentionally left blank.

MFR54790-14
00297769

Semiannual Report | February 29, 2024
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Schwab U.S. Equity ETFs | Semiannual Report1

Schwab U.S. Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 29, 2024
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	13.79%
NAV Return[1]	13.85%
Dow Jones U.S. Broad Stock Market Index	13.84%
ETF Category: Morningstar Large Blend[2]	12.93%
Performance Details	pages 6-7

Schwab 1000 Index ETF (Ticker Symbol: SCHK)
Market Price Return[1]	14.04%
NAV Return[1]	14.14%
Russell 1000® Index[3]	14.03%
Schwab 1000 Index®	14.13%
ETF Category: Morningstar Large Blend[2]	12.93%
Performance Details	pages 8-9

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	14.13%
NAV Return[1]	14.26%
S&P 500® Index[4]	13.93%
Dow Jones U.S. Large-Cap Total Stock Market Index	14.24%
ETF Category: Morningstar Large Blend[2]	12.93%
Performance Details	pages 10-11
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S&P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
1
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
4
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
2Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Performance at a Glance (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 29, 2024
Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	18.72%
NAV Return[1]	18.89%
S&P 500® Index[2]	13.93%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	18.84%
ETF Category: Morningstar Large Growth[3]	18.14%
Performance Details	pages 12-13

Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	9.26%
NAV Return[1]	9.36%
S&P 500® Index[2]	13.93%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	9.38%
ETF Category: Morningstar Large Value[3]	9.59%
Performance Details	pages 14-15

Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	9.63%
NAV Return[1]	9.71%
S&P 500® Index[2]	13.93%
Dow Jones U.S. Mid-Cap Total Stock Market Index	9.73%
ETF Category: Morningstar Mid-Cap Blend[3]	10.93%
Performance Details	pages 16-17
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S&P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
1
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
Schwab U.S. Equity ETFs | Semiannual Report3

Schwab U.S. Equity ETFs
Performance at a Glance (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 29, 2024
Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	8.78%
NAV Return[1]	8.92%
S&P 500® Index[2]	13.93%
Dow Jones U.S. Small-Cap Total Stock Market Index	8.88%
ETF Category: Morningstar Small Blend[3]	8.62%
Performance Details	pages 18-19

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	6.20%
NAV Return[1]	6.24% [4]
S&P 500® Index[2]	13.93%
Dow Jones U.S. Dividend 100TM Index	6.26%
ETF Category: Morningstar Large Value[3]	9.59%
Performance Details	pages 20-21
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S&P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
1
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
4Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2017, Mr. Brown spent six years with
ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS
ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the funds. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst.
Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of
California.

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

Schwab U.S. Equity ETFs | Semiannual Report5

Schwab U.S. Broad Market ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	13.79%	28.74%	13.88%	12.00%
NAV Return[2]	13.85%	28.75%	13.89%	12.00%
Dow Jones U.S. Broad Stock Market Index	13.84%	28.74%	13.90%	12.00%
ETF Category: Morningstar Large Blend[3]	12.93%	26.05%	13.19%	11.15%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
6Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of February 29, 2024

Statistics1
Number of Holdings	2,439
Weighted Average Market Cap (millions)	$688,071
Price/Earnings Ratio (P/E)	24.2
Price/Book Ratio (P/B)	4.0
Portfolio Turnover Rate	2% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report7

Schwab 1000 Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/17)
Market Price Return[2]	14.04%	29.85%	14.23%	12.97%
NAV Return[2]	14.14%	29.87%	14.23%	12.98%
Russell 1000® Index[3]	14.03%	29.81%	14.43%	13.16%
Schwab 1000 Index®	14.13%	29.89%	14.28%	13.03%
ETF Category: Morningstar Large Blend[4]	12.93%	26.05%	13.19%	N/A
Fund Expense Ratio[5]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (10/11/17) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Schwab 1000 Index® to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
8Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of February 29, 2024

Statistics1
Number of Holdings	994 [2]
Weighted Average Market Cap (millions)	$719,232
Price/Earnings Ratio (P/E)	24.7
Price/Book Ratio (P/B)	4.2
Portfolio Turnover Rate	2% [3,4]
Sector Weightings % of Investments5

Top Equity Holdings % of Net Assets8

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
3
Not annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
7
Amount is less than 0.05%.
8
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report9

Schwab U.S. Large-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	14.13%	30.39%	14.49%	12.47%
NAV Return[2]	14.26%	30.49%	14.52%	12.48%
S&P 500® Index[3]	13.93%	30.45%	14.76%	12.70%
Dow Jones U.S. Large-Cap Total Stock Market Index	14.24%	30.47%	14.54%	12.51%
ETF Category: Morningstar Large Blend[4]	12.93%	26.05%	13.19%	11.15%
Fund Expense Ratio[5]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
10Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of February 29, 2024

Statistics1
Number of Holdings	750
Weighted Average Market Cap (millions)	$739,970
Price/Earnings Ratio (P/E)	25.0
Price/Book Ratio (P/B)	4.3
Portfolio Turnover Rate	2% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report11

Schwab U.S. Large-Cap Growth ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	18.72%	51.66%	19.33%	15.65%
NAV Return[2]	18.89%	51.69%	19.35%	15.67%
S&P 500® Index[3]	13.93%	30.45%	14.76%	12.70%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	18.84%	51.70%	19.39%	15.71%
ETF Category: Morningstar Large Growth[4]	18.14%	40.93%	14.93%	12.75%
Fund Expense Ratio[5]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The fund does not seek to track the regulatory index.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
12Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of February 29, 2024

Statistics1
Number of Holdings	248
Weighted Average Market Cap (millions)	$1,238,862
Price/Earnings Ratio (P/E)	34.7
Price/Book Ratio (P/B)	8.6
Portfolio Turnover Rate	3% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report13

Schwab U.S. Large-Cap Value ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	9.26%	12.62%	8.90%	8.91%
NAV Return[2]	9.36%	12.66%	8.92%	8.92%
S&P 500® Index[3]	13.93%	30.45%	14.76%	12.70%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	9.38%	12.69%	8.95%	8.97%
ETF Category: Morningstar Large Value[4]	9.59%	13.91%	9.88%	8.74%
Fund Expense Ratio[5]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The fund does not seek to track the regulatory index.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
14Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of February 29, 2024

Statistics1
Number of Holdings	503
Weighted Average Market Cap (millions)	$165,377
Price/Earnings Ratio (P/E)	18.8
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate	4% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report15

Schwab U.S. Mid-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	9.63%	13.21%	8.67%	8.83%
NAV Return[2]	9.71%	13.25%	8.70%	8.84%
S&P 500® Index[3]	13.93%	30.45%	14.76%	12.70%
Dow Jones U.S. Mid-Cap Total Stock Market Index	9.73%	13.23%	8.71%	8.86%
ETF Category: Morningstar Mid-Cap Blend[4]	10.93%	14.70%	9.89%	8.50%
Fund Expense Ratio[5]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
16Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of February 29, 2024

Statistics1
Number of Holdings	497
Weighted Average Market Cap (millions)	$11,474
Price/Earnings Ratio (P/E)	18.6
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	12% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report17

Schwab U.S. Small-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	8.78%	10.30%	7.48%	7.37%
NAV Return[2]	8.92%	10.39%	7.49%	7.38%
S&P 500® Index[3]	13.93%	30.45%	14.76%	12.70%
Dow Jones U.S. Small-Cap Total Stock Market Index	8.88%	10.32%	7.43%	7.33%
ETF Category: Morningstar Small Blend[4]	8.62%	9.66%	8.05%	7.29%
Fund Expense Ratio[5]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
18Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of February 29, 2024

Statistics1
Number of Holdings	1,727
Weighted Average Market Cap (millions)	$4,412
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	9% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report19

Schwab U.S. Dividend Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	6.20%	8.06%	12.21%	11.33%
NAV Return[2]	6.24% [3]	8.07%	12.22%	11.34%
S&P 500® Index[4]	13.93%	30.45%	14.76%	12.70%
Dow Jones U.S. Dividend 100TM Index	6.26%	8.13%	12.31%	11.44%
ETF Category: Morningstar Large Value[5]	9.59%	13.91%	9.88%	8.74%
Fund Expense Ratio[6]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100TM Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
4
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Dividend 100™ Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100™ Index. The fund does not seek to track the regulatory index.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
6
As stated in the prospectus.
20Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of February 29, 2024

Statistics1
Number of Holdings	101
Weighted Average Market Cap (millions)	$166,079
Price/Earnings Ratio (P/E)	19.4
Price/Book Ratio (P/B)	3.6
Portfolio Turnover Rate	6% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs | Semiannual Report21

Schwab U.S. Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2023 and held through February 29, 2024.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/29/24	EXPENSES PAID DURING PERIOD 9/1/23-2/29/24 [2]
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$1,138.50	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.71	$0.15
Schwab 1000 Index ETF
Actual Return	0.05%	$1,000.00	$1,141.40	$0.27
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.61	$0.25
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$1,142.60	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.71	$0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.04%	$1,000.00	$1,188.90	$0.22
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.66	$0.20
Schwab U.S. Large-Cap Value ETF
Actual Return	0.04%	$1,000.00	$1,093.60	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.66	$0.20
Schwab U.S. Mid-Cap ETF
Actual Return	0.04%	$1,000.00	$1,097.10	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.66	$0.20
Schwab U.S. Small-Cap ETF
Actual Return	0.04%	$1,000.00	$1,089.20	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.66	$0.20
Schwab U.S. Dividend Equity ETF
Actual Return	0.06%	$1,000.00	$1,062.20	$0.31
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.57	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

22Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]	9/1/18– 8/31/19[1]
Per-Share Data
Net asset value at beginning of period	$52.53	$46.48	$54.57	$41.64	$35.07	$35.28
Income (loss) from investment operations:
Net investment income (loss)[2]	0.41	0.77	0.71	0.67	0.74	0.72
Net realized and unrealized gains (losses)	6.80	6.04	(8.09)	12.99	6.55	(0.28)
Total from investment operations	7.21	6.81	(7.38)	13.66	7.29	0.44
Less distributions:
Distributions from net investment income	(0.41)	(0.76)	(0.71)	(0.73)	(0.72)	(0.65)
Net asset value at end of period	$59.33	$52.53	$46.48	$54.57	$41.64	$35.07
Total return	13.85%[3]	14.88%	(13.64%)	33.23%	21.24%	1.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.03%[5]	0.03%[5]	0.03%	0.03%	0.03%
Net investment income (loss)	1.55%[4]	1.62%	1.38%	1.42%	2.02%	2.12%
Portfolio turnover rate[6]	2%[3]	4%	4%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$27,008	$23,455	$20,360	$22,368	$16,549	$14,877

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10, 2022.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report23

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	52,657	1,787,178
American Axle & Manufacturing Holdings, Inc. *	64,575	446,859
Aptiv PLC *	153,517	12,203,066
Atmus Filtration Technologies, Inc. *(a)	7,857	187,547
Autoliv, Inc.	41,923	4,864,326
BorgWarner, Inc.	128,600	4,003,318
Canoo, Inc. *	692,111	72,810
Dana, Inc.	70,491	881,137
Dorman Products, Inc. *	15,018	1,414,996
Ford Motor Co.	2,145,254	26,686,960
Fox Factory Holding Corp. *	22,785	1,152,693
Garrett Motion, Inc. *	81,679	785,752
General Motors Co.	746,105	30,575,383
Gentex Corp.	127,664	4,663,566
Gentherm, Inc. *	18,322	1,041,789
Goodyear Tire & Rubber Co. *	155,854	1,851,545
Harley-Davidson, Inc.	70,749	2,566,066
Holley, Inc. *	29,634	127,130
LCI Industries	13,700	1,725,926
Lear Corp.	32,059	4,403,304
Lucid Group, Inc. *(a)	483,212	1,594,600
Luminar Technologies, Inc. *(a)	108,657	259,690
Mobileye Global, Inc., Class A *	40,995	1,044,143
Modine Manufacturing Co. *	28,860	2,589,031
Mullen Automotive, Inc. *	3,007	21,410
Patrick Industries, Inc.	11,649	1,397,181
Phinia, Inc.	25,050	857,211
QuantumScape Corp. *	194,235	1,217,853
Rivian Automotive, Inc., Class A *(a)	370,474	4,193,766
Solid Power, Inc. *	40,572	66,538
Standard Motor Products, Inc.	9,874	313,598
Stoneridge, Inc. *	13,876	243,801
Tesla, Inc. *	1,509,666	304,771,372
Thor Industries, Inc.	28,940	3,709,529
Visteon Corp. *	15,115	1,709,809
Winnebago Industries, Inc.	16,266	1,166,760
Workhorse Group, Inc. *	167,575	56,071
XPEL, Inc. *	11,970	629,383
		427,283,097

Banks 3.4%
1st Source Corp.	9,405	468,181
Amerant Bancorp, Inc.	15,395	326,220
Ameris Bancorp	35,428	1,641,379
Arrow Financial Corp.	9,645	231,287
Associated Banc-Corp.	82,053	1,709,984
Atlantic Union Bankshares Corp.	41,661	1,385,645
Axos Financial, Inc. *	28,194	1,469,471
Banc of California, Inc.	71,126	1,040,573
BancFirst Corp.	7,723	677,616
Bancorp, Inc. *	30,189	1,347,637
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank First Corp.	4,538	392,537
Bank of America Corp.	3,757,707	129,716,046
Bank of Hawaii Corp.	21,647	1,304,881
Bank of Marin Bancorp	7,905	131,302
Bank OZK	59,311	2,597,822
BankUnited, Inc.	40,730	1,092,379
Banner Corp.	18,603	815,555
Berkshire Hills Bancorp, Inc.	23,453	504,005
BOK Financial Corp.	15,237	1,295,297
Brookline Bancorp, Inc.	47,579	464,847
Byline Bancorp, Inc.	18,399	383,435
Cadence Bank	100,820	2,790,698
Camden National Corp.	7,417	235,712
Capitol Federal Financial, Inc.	69,078	399,962
Cathay General Bancorp	38,896	1,518,889
Central Pacific Financial Corp.	14,391	268,536
Citigroup, Inc.	1,044,653	57,967,795
Citizens Financial Group, Inc.	256,542	8,052,853
Citizens Financial Services, Inc.	2,222	103,878
City Holding Co.	7,825	786,256
Columbia Banking System, Inc.	113,729	2,058,495
Columbia Financial, Inc. *	17,719	296,439
Comerica, Inc.	71,160	3,513,881
Commerce Bancshares, Inc.	64,266	3,344,403
Community Bank System, Inc.	29,416	1,332,545
Community Trust Bancorp, Inc.	8,318	330,724
ConnectOne Bancorp, Inc.	19,901	393,841
CrossFirst Bankshares, Inc. *	21,534	277,143
Cullen/Frost Bankers, Inc.	34,851	3,781,682
Customers Bancorp, Inc. *	15,279	829,802
CVB Financial Corp.	71,070	1,209,611
Dime Community Bancshares, Inc.	16,735	313,614
Eagle Bancorp, Inc.	16,908	402,749
East West Bancorp, Inc.	77,765	5,665,958
Eastern Bankshares, Inc.	86,943	1,123,304
Enterprise Financial Services Corp.	19,997	798,280
FB Financial Corp.	18,525	660,231
Fifth Third Bancorp	371,150	12,745,291
Financial Institutions, Inc.	7,751	142,308
First BanCorp	98,202	1,667,470
First Bancorp/Southern Pines NC	22,238	758,761
First Bancshares, Inc.	15,301	379,924
First Busey Corp.	27,356	630,829
First Citizens BancShares, Inc., Class A	6,479	10,196,715
First Commonwealth Financial Corp.	56,031	730,084
First Community Bankshares, Inc.	9,411	311,881
First Financial Bancorp	51,031	1,107,373
First Financial Bankshares, Inc.	70,691	2,187,179
First Financial Corp.	5,687	211,727
First Foundation, Inc.	27,810	220,533
First Hawaiian, Inc.	69,350	1,453,576
First Horizon Corp.	303,628	4,281,155
First Interstate BancSystem, Inc., Class A	43,864	1,154,500
First Merchants Corp.	32,235	1,070,202
First Mid Bancshares, Inc.	12,922	391,537
See financial notes
24Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First of Long Island Corp.	10,642	118,552
Flushing Financial Corp.	14,575	187,143
FNB Corp.	196,217	2,617,535
Fulton Financial Corp.	91,486	1,408,884
German American Bancorp, Inc.	15,154	476,745
Glacier Bancorp, Inc.	60,297	2,256,314
Great Southern Bancorp, Inc.	4,752	247,769
Hancock Whitney Corp.	46,540	2,029,144
Hanmi Financial Corp.	15,416	232,936
HarborOne Bancorp, Inc.	22,275	226,759
HBT Financial, Inc.	6,770	129,036
Heartland Financial USA, Inc.	20,173	685,882
Heritage Commerce Corp.	31,229	258,888
Heritage Financial Corp.	19,143	351,274
Hilltop Holdings, Inc.	24,393	753,256
Home BancShares, Inc.	102,077	2,394,726
HomeStreet, Inc.	9,861	137,561
Hope Bancorp, Inc.	66,208	726,302
Horizon Bancorp, Inc.	22,052	265,506
Huntington Bancshares, Inc.	785,215	10,239,204
Independent Bank Corp.	23,587	1,230,534
Independent Bank Group, Inc.	20,129	880,241
International Bancshares Corp.	28,218	1,464,232
JPMorgan Chase & Co.	1,578,228	293,645,102
Kearny Financial Corp.	39,070	248,485
KeyCorp	511,685	7,301,745
Lakeland Bancorp, Inc.	33,857	395,450
Lakeland Financial Corp.	14,249	907,661
Live Oak Bancshares, Inc.	18,659	741,135
Luther Burbank Corp. *	6,823	62,430
M&T Bank Corp.	90,267	12,613,911
Mercantile Bank Corp.	7,839	288,789
Metrocity Bankshares, Inc.	8,494	206,404
Midland States Bancorp, Inc.	11,181	272,257
National Bank Holdings Corp., Class A	20,217	684,143
NBT Bancorp, Inc.	25,543	878,424
New York Community Bancorp, Inc. (a)	393,146	1,883,169
Nicolet Bankshares, Inc.	7,252	572,400
Northfield Bancorp, Inc.	22,564	227,896
Northwest Bancshares, Inc.	69,106	791,955
OceanFirst Financial Corp.	32,614	495,733
OFG Bancorp	25,200	912,744
Old National Bancorp	158,190	2,599,062
Old Second Bancorp, Inc.	21,650	290,759
Origin Bancorp, Inc.	16,134	481,439
Pacific Premier Bancorp, Inc.	52,336	1,196,401
Park National Corp.	7,876	1,012,145
Pathward Financial, Inc.	15,019	763,566
Peapack-Gladstone Financial Corp.	7,818	189,430
Peoples Bancorp, Inc.	17,806	499,814
Pinnacle Financial Partners, Inc.	41,714	3,450,582
PNC Financial Services Group, Inc.	217,723	32,048,826
Popular, Inc.	38,800	3,246,784
Preferred Bank	6,654	478,090
Premier Financial Corp.	18,462	357,794
Prosperity Bancshares, Inc.	51,536	3,216,362
Provident Financial Services, Inc.	40,220	606,518
QCR Holdings, Inc.	9,243	526,851
Regions Financial Corp.	505,529	9,418,005
Renasant Corp.	30,765	972,482
Republic Bancorp, Inc., Class A	4,756	234,281
S&T Bancorp, Inc.	20,390	635,964
Sandy Spring Bancorp, Inc.	23,854	524,311
Seacoast Banking Corp. of Florida	46,161	1,114,327
ServisFirst Bancshares, Inc.	26,547	1,677,505
SECURITY	NUMBER OF SHARES	VALUE ($)
Simmons First National Corp., Class A	69,690	1,338,048
Southside Bancshares, Inc.	16,124	462,114
SouthState Corp.	41,041	3,449,086
Stellar Bancorp, Inc.	24,969	591,765
Stock Yards Bancorp, Inc.	13,817	632,957
Synovus Financial Corp.	79,191	3,004,506
Texas Capital Bancshares, Inc. *	26,130	1,532,524
TFS Financial Corp.	24,953	318,151
Tompkins Financial Corp.	6,406	308,513
Towne Bank	37,311	1,011,501
TriCo Bancshares	18,210	608,396
Triumph Financial, Inc. *	11,587	869,025
Truist Financial Corp.	728,601	25,486,463
TrustCo Bank Corp.	9,776	266,787
Trustmark Corp.	33,726	905,880
U.S. Bancorp	851,661	35,735,696
UMB Financial Corp.	24,067	1,964,108
United Bankshares, Inc.	73,328	2,543,748
United Community Banks, Inc.	67,779	1,762,932
Univest Financial Corp.	15,968	319,679
Valley National Bancorp	229,648	1,880,817
Veritex Holdings, Inc.	29,212	573,432
WaFd, Inc.	35,534	967,946
Washington Trust Bancorp, Inc.	8,591	221,132
Webster Financial Corp.	94,711	4,512,032
Wells Fargo & Co.	1,983,157	110,243,698
WesBanco, Inc.	31,865	923,448
Westamerica BanCorp	14,520	663,709
Western Alliance Bancorp	58,999	3,406,012
Wintrust Financial Corp.	32,996	3,179,165
WSFS Financial Corp.	33,486	1,419,471
Zions Bancorp NA	80,717	3,182,671
		919,369,391

Capital Goods 6.5%
3D Systems Corp. *	72,418	299,811
3M Co.	301,258	27,751,887
A O Smith Corp.	67,888	5,627,915
AAON, Inc.	36,855	3,095,083
AAR Corp. *	17,502	1,168,784
Acuity Brands, Inc.	17,007	4,272,839
Advanced Drainage Systems, Inc.	37,590	6,136,192
AECOM	75,734	6,727,451
AeroVironment, Inc. *	13,900	1,762,381
AGCO Corp.	33,595	3,685,371
Air Lease Corp.	56,275	2,256,627
Alamo Group, Inc.	5,404	1,093,175
Albany International Corp., Class A	16,785	1,575,608
Allegion PLC	47,762	6,107,327
Allison Transmission Holdings, Inc.	47,881	3,606,876
Ameresco, Inc., Class A *	18,210	381,682
American Woodmark Corp. *	9,321	934,337
AMETEK, Inc.	126,094	22,719,617
API Group Corp. *	110,028	3,856,481
Apogee Enterprises, Inc.	11,633	665,524
Applied Industrial Technologies, Inc.	21,056	3,998,324
Archer Aviation, Inc., Class A *(a)	106,090	512,415
Arcosa, Inc.	26,071	2,163,893
Argan, Inc.	7,046	330,176
Armstrong World Industries, Inc.	24,198	2,918,521
Array Technologies, Inc. *	77,107	1,051,739
Astec Industries, Inc.	12,827	520,776
Atkore, Inc.	21,029	3,562,313
Axon Enterprise, Inc. *	38,648	11,879,236
AZEK Co., Inc. *	80,884	3,891,329
AZZ, Inc.	13,634	992,555
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report25

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Babcock & Wilcox Enterprises, Inc. *	40,024	51,231
Barnes Group, Inc.	27,514	961,339
Beacon Roofing Supply, Inc. *	34,395	2,954,187
Blink Charging Co. *(a)	33,646	106,994
Bloom Energy Corp., Class A *	114,435	1,003,595
Blue Bird Corp. *	9,488	321,074
BlueLinx Holdings, Inc. *	4,759	603,679
Boeing Co. *	310,445	63,243,855
Boise Cascade Co.	21,664	2,944,354
Builders FirstSource, Inc. *	67,618	13,197,681
BWX Technologies, Inc.	49,926	5,034,039
Cadre Holdings, Inc.	9,951	357,539
Carlisle Cos., Inc.	26,458	9,260,300
Carrier Global Corp.	457,218	25,412,176
Caterpillar, Inc.	278,417	92,980,141
ChargePoint Holdings, Inc. *(a)	165,066	341,687
Chart Industries, Inc. *	23,436	3,348,067
CNH Industrial NV	529,966	6,333,094
Columbus McKinnon Corp.	15,367	641,880
Comfort Systems USA, Inc.	19,380	5,925,047
Construction Partners, Inc., Class A *	22,519	1,082,713
Core & Main, Inc., Class A *	91,540	4,369,204
Crane Co.	27,065	3,290,021
CSW Industrials, Inc.	8,307	1,913,850
Cummins, Inc.	77,290	20,760,867
Curtiss-Wright Corp.	20,708	4,892,679
Custom Truck One Source, Inc. *	35,267	226,414
Deere & Co.	146,335	53,419,592
Desktop Metal, Inc., Class A *(a)	134,385	82,203
Distribution Solutions Group, Inc. *	5,809	182,461
DNOW, Inc. *	56,158	794,636
Donaldson Co., Inc.	65,687	4,704,503
Douglas Dynamics, Inc.	12,002	301,250
Dover Corp.	76,596	12,667,446
Ducommun, Inc. *	7,304	348,547
DXP Enterprises, Inc. *	7,607	270,201
Dycom Industries, Inc. *	15,761	1,993,609
Eaton Corp. PLC	217,658	62,903,162
EMCOR Group, Inc.	25,918	8,125,811
Emerson Electric Co.	311,168	33,248,301
Encore Wire Corp.	8,824	2,126,584
Energy Recovery, Inc. *	31,373	490,360
Energy Vault Holdings, Inc. *	32,255	54,188
Enerpac Tool Group Corp.	30,576	1,030,717
EnerSys	22,127	2,033,029
Enovix Corp. *(a)	72,465	706,534
Enpro, Inc.	11,223	1,748,768
Esab Corp.	30,413	3,014,537
ESCO Technologies, Inc.	14,135	1,440,215
ESS Tech, Inc. *(a)	122,102	106,058
Eve Holding, Inc. *(a)	16,551	91,858
Fastenal Co.	313,662	22,900,463
Federal Signal Corp.	33,345	2,731,289
Ferguson PLC	111,403	23,556,164
Flowserve Corp.	71,241	3,014,919
Fluence Energy, Inc. *	31,435	480,641
Fluor Corp. *	94,346	3,471,933
Fortive Corp.	191,870	16,333,893
Fortune Brands Innovations, Inc.	68,919	5,605,871
Franklin Electric Co., Inc.	21,086	2,192,101
FTAI Aviation Ltd.	54,692	3,078,613
FuelCell Energy, Inc. *	225,897	268,817
Gates Industrial Corp. PLC *	90,719	1,335,384
GATX Corp.	19,272	2,444,460
Generac Holdings, Inc. *	33,802	3,803,063
General Dynamics Corp.	123,834	33,837,640
General Electric Co.	594,011	93,194,386
Gibraltar Industries, Inc. *	16,161	1,251,669
SECURITY	NUMBER OF SHARES	VALUE ($)
Global Industrial Co.	5,698	249,857
GMS, Inc. *	22,078	1,971,786
Gorman-Rupp Co.	13,196	492,607
Graco, Inc.	91,488	8,349,195
GrafTech International Ltd.	100,509	176,896
Granite Construction, Inc.	23,947	1,233,989
Great Lakes Dredge & Dock Corp. *	34,639	309,673
Greenbrier Cos., Inc.	17,203	890,255
Griffon Corp.	22,904	1,635,346
H&E Equipment Services, Inc.	18,544	1,047,551
Hayward Holdings, Inc. *	68,242	1,009,299
HEICO Corp.	54,977	10,632,552
Helios Technologies, Inc.	17,458	770,771
Herc Holdings, Inc.	15,261	2,421,615
Hexcel Corp.	45,852	3,414,140
Hillenbrand, Inc.	37,860	1,800,243
Hillman Solutions Corp. *	105,187	1,024,521
Honeywell International, Inc.	360,084	71,559,493
Howmet Aerospace, Inc.	212,650	14,151,857
Hubbell, Inc.	29,132	11,089,678
Huntington Ingalls Industries, Inc.	21,675	6,320,863
Hyliion Holdings Corp. *	69,758	126,960
Hyster-Yale Materials Handling, Inc.	5,890	346,803
Hyzon Motors, Inc. *	52,013	32,779
IDEX Corp.	41,088	9,692,659
IES Holdings, Inc. *	4,674	513,766
Illinois Tool Works, Inc.	149,935	39,305,460
Ingersoll Rand, Inc.	221,215	20,203,566
Insteel Industries, Inc.	11,229	408,848
ITT, Inc.	44,684	5,636,440
Janus International Group, Inc. *	55,465	795,923
JELD-WEN Holding, Inc. *	45,911	835,580
John Bean Technologies Corp.	17,272	1,752,763
Johnson Controls International PLC	371,545	22,021,472
Kadant, Inc.	6,262	2,112,173
Kaman Corp.	15,000	687,150
Kennametal, Inc.	44,307	1,118,309
Kratos Defense & Security Solutions, Inc. *	79,455	1,449,259
L3Harris Technologies, Inc.	103,151	21,832,941
Lennox International, Inc.	17,352	8,176,436
Leonardo DRS, Inc. *	38,451	873,222
Lincoln Electric Holdings, Inc.	31,168	7,997,709
Lindsay Corp.	5,967	711,923
Lockheed Martin Corp.	120,541	51,620,478
Manitowoc Co., Inc. *	19,308	269,154
Markforged Holding Corp. *	37,260	24,964
Masco Corp.	122,217	9,381,377
Masonite International Corp. *	11,892	1,548,814
MasTec, Inc. *	33,059	2,494,632
Masterbrand, Inc. *	69,564	1,204,153
McGrath RentCorp	13,208	1,644,132
MDU Resources Group, Inc.	109,415	2,372,117
Mercury Systems, Inc. *	28,002	836,420
Microvast Holdings, Inc. *(a)	157,235	135,269
Middleby Corp. *	29,265	4,452,962
Moog, Inc., Class A	15,260	2,288,237
MRC Global, Inc. *	44,604	514,284
MSC Industrial Direct Co., Inc., Class A	25,521	2,576,090
Mueller Industries, Inc.	62,320	3,202,002
Mueller Water Products, Inc., Class A	85,009	1,321,890
MYR Group, Inc. *	8,809	1,431,110
National Presto Industries, Inc.	2,567	198,506
Net Power, Inc. *	12,897	105,368
NEXTracker, Inc., Class A *	66,676	3,749,858
Nikola Corp. *(a)	622,053	462,932
Nordson Corp.	29,689	7,886,883
See financial notes
26Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Northrop Grumman Corp.	77,649	35,797,742
nVent Electric PLC	89,490	6,024,467
Omega Flex, Inc.	1,630	113,529
Oshkosh Corp.	35,563	3,942,514
Otis Worldwide Corp.	223,720	21,320,516
Owens Corning	48,861	7,318,401
PACCAR, Inc.	284,821	31,583,801
Parker-Hannifin Corp.	70,152	37,562,888
Pentair PLC	90,192	7,016,036
PGT Innovations, Inc. *	31,385	1,310,951
Plug Power, Inc. *(a)	296,131	1,045,342
Powell Industries, Inc.	4,846	897,673
Preformed Line Products Co.	1,518	208,695
Primoris Services Corp.	28,781	1,137,137
Proto Labs, Inc. *	14,796	539,018
Quanex Building Products Corp.	18,482	639,108
Quanta Services, Inc.	78,950	19,067,214
RBC Bearings, Inc. *	15,674	4,276,337
Regal Rexnord Corp.	36,224	6,212,054
Resideo Technologies, Inc. *	81,398	1,817,617
REV Group, Inc.	18,662	385,184
Rocket Lab USA, Inc. *(a)	143,714	658,929
Rockwell Automation, Inc.	62,651	17,860,547
RTX Corp.	784,768	70,370,147
Rush Enterprises, Inc., Class A	34,636	1,686,773
Rush Enterprises, Inc., Class B	6,069	306,060
Sensata Technologies Holding PLC	83,146	2,861,885
SES AI Corp. *	76,995	136,281
Shoals Technologies Group, Inc., Class A *	92,517	1,186,993
Shyft Group, Inc.	18,283	188,498
Simpson Manufacturing Co., Inc.	23,117	4,824,056
SiteOne Landscape Supply, Inc. *	24,400	4,110,912
Snap-on, Inc.	28,835	7,948,656
Southland Holdings, Inc. *	5,124	23,365
Spirit AeroSystems Holdings, Inc., Class A *	62,053	1,774,716
SPX Technologies, Inc. *	24,583	2,880,882
Standex International Corp.	6,246	1,080,558
Stanley Black & Decker, Inc.	83,011	7,412,052
Stem, Inc. *(a)	48,519	130,031
Sterling Infrastructure, Inc. *	16,514	1,761,053
SunPower Corp. *(a)	46,139	143,492
Sunrun, Inc. *	118,106	1,421,996
Symbotic, Inc. *(a)	14,377	566,454
Tecnoglass, Inc.	10,649	497,947
Tennant Co.	10,331	1,169,366
Terex Corp.	36,659	2,102,394
Terran Orbital Corp. *	164,511	177,672
Textron, Inc.	107,496	9,574,669
Thermon Group Holdings, Inc. *	18,732	511,196
Timken Co.	35,698	2,998,275
Titan International, Inc. *	28,927	369,108
Titan Machinery, Inc. *	10,827	273,165
Toro Co.	56,533	5,218,561
TPI Composites, Inc. *(a)	32,429	90,477
Trane Technologies PLC	124,740	35,172,938
Transcat, Inc. *	5,385	566,287
TransDigm Group, Inc.	30,217	35,587,770
Trex Co., Inc. *	59,249	5,436,688
Trinity Industries, Inc.	43,545	1,105,172
Triumph Group, Inc. *	46,766	650,047
Tutor Perini Corp. *	22,921	259,695
UFP Industries, Inc.	33,431	3,832,196
United Rentals, Inc.	37,028	25,670,402
V2X, Inc. *	5,699	219,411
Valmont Industries, Inc.	11,367	2,409,008
Vertiv Holdings Co.	192,592	13,023,071
SECURITY	NUMBER OF SHARES	VALUE ($)
Vicor Corp. *	12,346	459,765
Virgin Galactic Holdings, Inc. *(a)	181,584	315,956
Wabash National Corp.	25,617	698,832
Watsco, Inc.	18,506	7,293,585
Watts Water Technologies, Inc., Class A	14,831	3,024,782
WESCO International, Inc.	23,747	3,549,939
Westinghouse Air Brake Technologies Corp.	97,344	13,753,734
WillScot Mobile Mini Holdings Corp. *	107,174	5,117,558
Woodward, Inc.	32,779	4,637,901
WW Grainger, Inc.	24,045	23,406,846
Xometry, Inc., Class A *	22,455	439,220
Xylem, Inc.	131,195	16,668,325
Zurn Elkay Water Solutions Corp.	78,104	2,479,802
		1,751,708,108

Commercial & Professional Services 1.6%
ABM Industries, Inc.	35,981	1,486,375
ACCO Brands Corp.	55,911	311,983
ACV Auctions, Inc., Class A *	73,474	1,304,163
Alight, Inc., Class A *	200,334	1,805,009
ASGN, Inc. *	26,423	2,624,332
Automatic Data Processing, Inc.	224,473	56,371,904
Barrett Business Services, Inc.	3,337	407,081
Blacksky Technology, Inc. *(a)	58,633	83,259
Booz Allen Hamilton Holding Corp., Class A	70,894	10,471,753
Brady Corp., Class A	24,629	1,435,378
BrightView Holdings, Inc. *	18,671	162,624
Brink's Co.	24,882	2,060,976
Broadridge Financial Solutions, Inc.	64,202	13,070,243
CACI International, Inc., Class A *	12,318	4,617,402
Casella Waste Systems, Inc., Class A *	30,412	2,740,121
CBIZ, Inc. *	26,545	2,004,944
Cimpress PLC *	10,262	1,005,779
Cintas Corp.	47,251	29,702,451
Clarivate PLC *(a)	232,864	1,671,964
Clean Harbors, Inc. *	27,317	4,974,426
Concentrix Corp.	26,077	1,889,279
Conduent, Inc. *	91,184	313,673
Copart, Inc. *	477,446	25,376,255
CoreCivic, Inc. *	61,836	941,762
CRA International, Inc.	3,642	482,711
CSG Systems International, Inc.	16,307	889,710
Dayforce, Inc. *	84,401	5,887,814
Deluxe Corp.	24,325	472,148
Driven Brands Holdings, Inc. *	39,604	546,139
Dun & Bradstreet Holdings, Inc.	131,291	1,383,807
Ennis, Inc.	14,488	294,396
Enviri Corp. *	46,455	365,136
Equifax, Inc.	66,985	18,326,426
ExlService Holdings, Inc. *	90,709	2,822,864
Exponent, Inc.	27,584	2,231,270
First Advantage Corp.	23,683	370,876
Forrester Research, Inc. *	6,590	132,920
Franklin Covey Co. *	6,805	259,815
FTI Consulting, Inc. *	19,319	3,996,715
Genpact Ltd.	88,848	3,020,832
GEO Group, Inc. *	70,810	868,839
Healthcare Services Group, Inc. *	39,988	510,247
Heidrick & Struggles International, Inc.	11,115	377,910
HireRight Holdings Corp. *	10,517	149,026
HNI Corp.	25,320	1,134,589
Huron Consulting Group, Inc. *	10,267	1,007,501
ICF International, Inc.	9,205	1,425,394
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report27

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insperity, Inc.	19,421	1,976,864
Interface, Inc.	29,987	471,396
Jacobs Solutions, Inc.	68,126	9,990,678
KBR, Inc.	73,692	4,423,731
Kelly Services, Inc., Class A	19,398	475,833
Kforce, Inc.	10,785	751,067
Korn Ferry	28,254	1,798,650
LanzaTech Global, Inc. *(a)	48,099	154,879
Legalzoom.com, Inc. *	65,593	813,353
Leidos Holdings, Inc.	74,715	9,553,060
Liquidity Services, Inc. *	11,807	211,700
ManpowerGroup, Inc.	26,420	1,906,467
Matthews International Corp., Class A	16,519	478,060
Maximus, Inc.	32,861	2,749,151
MillerKnoll, Inc.	41,625	1,271,644
Montrose Environmental Group, Inc. *	14,529	601,210
MSA Safety, Inc.	19,924	3,669,005
NV5 Global, Inc. *	6,551	666,302
OPENLANE, Inc. *	60,837	928,981
Parsons Corp. *	21,867	1,762,699
Paychex, Inc.	174,860	21,441,333
Paycom Software, Inc.	26,593	4,850,297
Paycor HCM, Inc. *	35,068	740,636
Paylocity Holding Corp. *	24,073	4,058,949
Pitney Bowes, Inc.	93,050	374,992
Planet Labs PBC *	110,514	242,026
RB Global, Inc.	98,842	7,503,096
Republic Services, Inc.	111,374	20,448,266
Resources Connection, Inc.	17,417	240,877
Robert Half, Inc.	58,300	4,687,320
Rollins, Inc.	151,927	6,695,423
Science Applications International Corp.	29,071	4,068,777
SP Plus Corp. *	10,407	535,024
SS&C Technologies Holdings, Inc.	117,846	7,513,861
Steelcase, Inc., Class A	51,746	710,990
Stericycle, Inc. *	50,402	2,741,365
Sterling Check Corp. *	20,870	327,033
Tetra Tech, Inc.	28,817	5,109,830
TransUnion	105,187	8,165,667
TriNet Group, Inc. *	17,093	2,188,075
TrueBlue, Inc. *	16,643	195,555
TTEC Holdings, Inc.	9,975	174,064
UniFirst Corp.	8,119	1,369,838
Upwork, Inc. *	66,810	875,211
Veralto Corp.	120,172	10,385,264
Verisk Analytics, Inc.	79,609	19,257,417
Verra Mobility Corp. *	91,689	1,982,316
Vestis Corp.	70,520	1,322,955
Viad Corp. *	11,119	413,960
VSE Corp.	8,098	600,062
Waste Management, Inc.	200,182	41,167,428
		438,832,858

Consumer Discretionary Distribution & Retail 5.6%
1-800-Flowers.com, Inc., Class A *	17,167	178,880
Aaron's Co., Inc.	18,490	143,297
Abercrombie & Fitch Co., Class A *	27,442	3,505,990
Academy Sports & Outdoors, Inc.	40,056	2,992,984
Advance Auto Parts, Inc.	34,136	2,305,545
Amazon.com, Inc. *	4,963,243	877,302,833
American Eagle Outfitters, Inc.	100,394	2,384,357
America's Car-Mart, Inc. *	3,259	219,461
Arhaus, Inc. *	22,250	294,145
Arko Corp.	41,278	269,545
Asbury Automotive Group, Inc. *	11,064	2,310,495
AutoNation, Inc. *	14,348	2,149,330
SECURITY	NUMBER OF SHARES	VALUE ($)
AutoZone, Inc. *	9,627	28,938,955
BARK, Inc. *(a)	52,345	62,814
Bath & Body Works, Inc.	124,247	5,678,088
Best Buy Co., Inc.	105,644	8,544,487
Beyond, Inc. *	25,200	844,956
Big Lots, Inc.	11,842	64,184
Boot Barn Holdings, Inc. *	16,368	1,514,040
Buckle, Inc.	16,039	656,637
Burlington Stores, Inc. *	35,272	7,234,287
Caleres, Inc.	19,693	760,347
Camping World Holdings, Inc., Class A	23,796	635,115
CarMax, Inc. *	85,964	6,791,156
CarParts.com, Inc. *	31,234	79,647
Carvana Co. *	56,854	4,316,924
Chewy, Inc., Class A *	68,441	1,207,299
Children's Place, Inc. *(a)	6,911	132,968
Designer Brands, Inc., Class A	25,677	271,149
Dick's Sporting Goods, Inc.	33,318	5,926,939
Dillard's, Inc., Class A	1,761	730,340
eBay, Inc.	283,832	13,419,577
Etsy, Inc. *	65,885	4,723,296
Five Below, Inc. *	30,421	6,104,886
Floor & Decor Holdings, Inc., Class A *	57,805	7,001,342
Foot Locker, Inc.	47,096	1,621,515
GameStop Corp., Class A *(a)	145,990	2,083,277
Gap, Inc.	120,282	2,278,141
Genesco, Inc. *	6,608	210,927
Genuine Parts Co.	76,577	11,429,883
Group 1 Automotive, Inc.	7,474	2,022,838
Groupon, Inc. *(a)	16,864	312,153
GrowGeneration Corp. *	44,818	95,911
Guess?, Inc.	17,853	453,109
Haverty Furniture Cos., Inc.	8,044	275,909
Hibbett, Inc.	7,082	580,370
Home Depot, Inc.	545,800	207,736,938
Kohl's Corp.	60,243	1,678,972
Lands' End, Inc. *	7,423	72,226
Leslie's, Inc. *	103,378	816,686
Lithia Motors, Inc.	14,863	4,444,929
LKQ Corp.	144,868	7,575,148
Lowe's Cos., Inc.	314,968	75,803,349
Macy's, Inc.	147,715	2,576,150
MarineMax, Inc. *	12,158	403,646
Monro, Inc.	17,108	574,316
Murphy USA, Inc.	10,458	4,361,091
National Vision Holdings, Inc. *	42,286	989,492
Nordstrom, Inc.	52,368	1,098,157
ODP Corp. *	18,452	1,042,169
Ollie's Bargain Outlet Holdings, Inc. *	33,466	2,682,969
O'Reilly Automotive, Inc. *	32,211	35,026,886
Penske Automotive Group, Inc.	10,394	1,595,479
Petco Health & Wellness Co., Inc. *	45,044	117,114
PetMed Express, Inc.	12,811	64,824
Pool Corp.	21,235	8,454,078
Qurate Retail, Inc. *	189,549	267,264
Revolve Group, Inc. *	22,803	500,070
RH *	8,219	2,255,294
Ross Stores, Inc.	184,718	27,515,593
Sally Beauty Holdings, Inc. *	58,222	735,344
Savers Value Village, Inc. *	12,213	247,191
Shoe Carnival, Inc.	8,165	267,567
Signet Jewelers Ltd.	24,571	2,500,345
Sleep Number Corp. *	12,358	204,154
Sonic Automotive, Inc., Class A	8,646	453,915
Sportsman's Warehouse Holdings, Inc. *	19,118	69,016
Stitch Fix, Inc., Class A *	44,805	144,720
See financial notes
28Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TJX Cos., Inc.	624,404	61,903,413
Tractor Supply Co.	58,945	14,990,892
Ulta Beauty, Inc. *	26,923	14,768,881
Upbound Group, Inc.	26,302	887,955
Urban Outfitters, Inc. *	29,654	1,232,124
Valvoline, Inc. *	75,547	3,221,324
Victoria's Secret & Co. *	41,958	1,198,320
Warby Parker, Inc., Class A *	43,538	553,368
Wayfair, Inc., Class A *	51,327	3,059,089
Williams-Sonoma, Inc.	34,623	8,154,755
Winmark Corp.	1,529	580,332
Zumiez, Inc. *	8,189	144,290
		1,524,030,163

Consumer Durables & Apparel 1.2%
Acushnet Holdings Corp.	17,078	1,100,165
AMMO, Inc. *	44,174	105,134
Beazer Homes USA, Inc. *	16,337	511,838
Brunswick Corp.	37,035	3,236,859
Capri Holdings Ltd. *	62,876	2,900,470
Carter's, Inc.	20,204	1,635,514
Cavco Industries, Inc. *	4,393	1,636,700
Century Communities, Inc.	15,250	1,315,922
Columbia Sportswear Co.	19,017	1,572,516
Crocs, Inc. *	33,772	4,128,627
Deckers Outdoor Corp. *	13,964	12,506,019
DR Horton, Inc.	164,486	24,580,788
Dream Finders Homes, Inc., Class A *	12,145	475,234
Ethan Allen Interiors, Inc.	12,949	432,885
Figs, Inc., Class A *	68,321	357,319
Funko, Inc., Class A *	18,213	128,220
Garmin Ltd.	84,035	11,542,207
G-III Apparel Group Ltd. *	21,766	724,155
GoPro, Inc., Class A *	68,860	161,132
Green Brick Partners, Inc. *	14,683	858,956
Hanesbrands, Inc. *	187,281	1,011,317
Hasbro, Inc.	70,393	3,540,064
Helen of Troy Ltd. *	13,147	1,643,375
Installed Building Products, Inc.	12,727	3,040,862
iRobot Corp. *(a)	15,135	172,690
Johnson Outdoors, Inc., Class A	2,903	133,422
KB Home	43,276	2,874,825
Kontoor Brands, Inc.	26,747	1,581,015
Latham Group, Inc. *	24,629	83,492
La-Z-Boy, Inc.	23,145	879,279
Leggett & Platt, Inc.	71,812	1,466,401
Lennar Corp., Class A	143,133	22,688,012
Levi Strauss & Co., Class A	54,782	995,389
LGI Homes, Inc. *	11,113	1,267,882
Lululemon Athletica, Inc. *	62,903	29,381,362
M/I Homes, Inc. *	14,887	1,890,500
Malibu Boats, Inc., Class A *	10,896	475,501
Mattel, Inc. *	193,356	3,809,113
MDC Holdings, Inc.	33,584	2,105,717
Meritage Homes Corp.	20,011	3,154,934
Mohawk Industries, Inc. *	28,786	3,414,595
Movado Group, Inc.	8,138	233,642
Newell Brands, Inc.	205,649	1,542,367
NIKE, Inc., Class B	667,627	69,386,474
NVR, Inc. *	1,736	13,237,990
Oxford Industries, Inc.	7,785	789,321
Peloton Interactive, Inc., Class A *	184,496	833,922
Polaris, Inc.	29,109	2,698,695
PulteGroup, Inc.	117,838	12,771,282
PVH Corp.	32,710	4,470,476
Ralph Lauren Corp.	21,424	3,983,150
Skechers USA, Inc., Class A *	73,161	4,522,081
SECURITY	NUMBER OF SHARES	VALUE ($)
Skyline Champion Corp. *	28,930	2,424,045
Smith & Wesson Brands, Inc.	24,486	336,193
Snap One Holdings Corp. *	10,491	86,865
Solo Brands, Inc., Class A *	14,659	39,579
Sonos, Inc. *	70,531	1,337,268
Steven Madden Ltd.	38,797	1,661,288
Sturm Ruger & Co., Inc.	9,596	415,699
Tapestry, Inc.	125,896	5,983,837
Taylor Morrison Home Corp. *	59,175	3,349,897
Tempur Sealy International, Inc.	93,860	5,112,554
Toll Brothers, Inc.	58,256	6,678,468
TopBuild Corp. *	17,476	7,031,993
Topgolf Callaway Brands Corp. *	76,144	1,084,291
Traeger, Inc. *	32,516	72,186
Tri Pointe Homes, Inc. *	53,972	1,909,529
Tupperware Brands Corp. *(a)	22,188	29,288
Under Armour, Inc., Class A *	199,818	1,790,369
VF Corp.	179,191	2,927,981
Vista Outdoor, Inc. *	31,623	986,638
Vizio Holding Corp., Class A *	56,069	617,320
Whirlpool Corp.	29,648	3,183,899
Wolverine World Wide, Inc.	43,397	441,347
Worthington Enterprises, Inc.	16,400	1,018,768
YETI Holdings, Inc. *	47,133	1,934,338
		320,443,447

Consumer Services 2.3%
2U, Inc. *(a)	31,624	14,250
Accel Entertainment, Inc. *	28,914	327,596
ADT, Inc.	115,199	836,345
Adtalem Global Education, Inc. *	21,337	1,056,181
Airbnb, Inc., Class A *	236,609	37,258,819
Aramark	141,325	4,286,387
Bally's Corp. *	15,135	170,117
BJ's Restaurants, Inc. *	12,634	442,443
Bloomin' Brands, Inc.	47,607	1,293,958
Booking Holdings, Inc. *	19,020	65,977,147
Bowlero Corp., Class A (a)	28,155	350,530
Boyd Gaming Corp.	37,993	2,512,477
Bright Horizons Family Solutions, Inc. *	31,409	3,607,638
Brinker International, Inc. *	23,482	1,088,156
Caesars Entertainment, Inc. *	116,699	5,072,906
Carnival Corp. *	548,164	8,693,881
Carriage Services, Inc.	7,528	186,845
Cava Group, Inc. *	8,003	467,455
Cheesecake Factory, Inc.	25,451	900,456
Chegg, Inc. *	63,356	566,403
Chipotle Mexican Grill, Inc. *	14,940	40,170,224
Choice Hotels International, Inc.	13,410	1,501,115
Churchill Downs, Inc.	36,948	4,502,853
Chuy's Holdings, Inc. *	10,259	347,062
Coursera, Inc. *	56,377	905,978
Cracker Barrel Old Country Store, Inc.	12,008	794,089
Darden Restaurants, Inc.	65,657	11,208,306
Dave & Buster's Entertainment, Inc. *	17,981	1,110,147
Denny's Corp. *	31,913	294,557
Dine Brands Global, Inc.	8,159	395,793
Domino's Pizza, Inc.	18,938	8,490,852
DoorDash, Inc., Class A *	166,191	20,702,413
DraftKings, Inc., Class A *	255,285	11,058,946
Duolingo, Inc. *	19,204	4,589,756
Dutch Bros, Inc., Class A *	33,719	982,234
El Pollo Loco Holdings, Inc. *	11,716	106,147
European Wax Center, Inc., Class A *	19,358	274,496
Everi Holdings, Inc. *	48,279	572,589
Expedia Group, Inc. *	72,495	9,918,766
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report29

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Watch Restaurant Group, Inc. *	12,673	317,459
Frontdoor, Inc. *	44,943	1,409,412
Global Business Travel Group I *	25,451	152,706
Golden Entertainment, Inc.	11,848	439,087
Graham Holdings Co., Class B	1,972	1,384,995
Grand Canyon Education, Inc. *	16,205	2,184,434
H&R Block, Inc.	78,141	3,825,002
Hilton Grand Vacations, Inc. *	38,736	1,738,472
Hilton Worldwide Holdings, Inc.	140,025	28,609,908
Hyatt Hotels Corp., Class A	24,252	3,724,865
Jack in the Box, Inc.	11,388	831,324
Krispy Kreme, Inc.	45,879	593,674
Kura Sushi USA, Inc., Class A *	2,998	284,900
Las Vegas Sands Corp.	201,020	10,959,610
Laureate Education, Inc.	72,377	970,576
Life Time Group Holdings, Inc. *	30,012	412,365
Light & Wonder, Inc. *	49,552	4,980,472
Lindblad Expeditions Holdings, Inc. *	20,550	190,498
Marriott International, Inc., Class A	134,215	33,536,302
Marriott Vacations Worldwide Corp.	18,371	1,711,993
McDonald's Corp.	395,868	115,704,299
MGM Resorts International *	149,308	6,462,050
Mister Car Wash, Inc. *	57,927	480,215
Monarch Casino & Resort, Inc.	7,088	498,641
Norwegian Cruise Line Holdings Ltd. *	231,985	4,498,189
OneSpaWorld Holdings Ltd. *	47,074	613,845
Papa John's International, Inc.	17,672	1,270,440
Penn Entertainment, Inc. *	83,142	1,521,499
Perdoceo Education Corp.	35,544	633,039
Planet Fitness, Inc., Class A *	46,312	2,873,660
Playa Hotels & Resorts NV *	66,733	613,276
Portillo's, Inc., Class A *	27,938	405,939
RCI Hospitality Holdings, Inc.	4,568	257,452
Red Rock Resorts, Inc., Class A	26,233	1,521,252
Royal Caribbean Cruises Ltd. *	128,967	15,908,079
Rush Street Interactive, Inc. *	28,668	167,708
Sabre Corp. *	218,910	580,111
Service Corp. International	80,624	5,900,871
Shake Shack, Inc., Class A *	20,608	2,191,043
Six Flags Entertainment Corp. *	39,769	1,007,746
Starbucks Corp.	623,896	59,207,730
Strategic Education, Inc.	12,444	1,378,671
Stride, Inc. *	22,773	1,360,687
Sweetgreen, Inc., Class A *	49,734	633,611
Target Hospitality Corp. *	20,564	199,060
Texas Roadhouse, Inc.	36,496	5,451,408
Travel & Leisure Co.	41,672	1,862,322
Udemy, Inc. *	49,835	563,135
United Parks & Resorts, Inc. *	18,855	968,204
Vacasa, Inc., Class A *	2,559	24,183
Vail Resorts, Inc.	20,863	4,804,958
Wendy's Co.	91,374	1,654,783
Wingstop, Inc.	16,176	5,678,585
WW International, Inc. *	47,245	147,404
Wyndham Hotels & Resorts, Inc.	45,095	3,452,022
Wynn Resorts Ltd.	52,424	5,515,005
Xponential Fitness, Inc., Class A *	13,943	140,545
Yum! Brands, Inc.	153,440	21,239,165
		628,685,199

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	220,463	4,470,990
Andersons, Inc.	17,242	953,138
BJ's Wholesale Club Holdings, Inc. *	72,846	5,320,672
Casey's General Stores, Inc.	20,617	6,277,670
Chefs' Warehouse, Inc. *	18,899	718,351
Costco Wholesale Corp.	241,575	179,705,227
SECURITY	NUMBER OF SHARES	VALUE ($)
Dollar General Corp.	119,679	17,390,555
Dollar Tree, Inc. *	114,249	16,758,043
Grocery Outlet Holding Corp. *	53,569	1,381,545
Ingles Markets, Inc., Class A	7,780	599,138
Kroger Co.	360,959	17,907,176
Performance Food Group Co. *	84,903	6,518,003
PriceSmart, Inc.	13,853	1,165,591
SpartanNash Co.	18,806	396,242
Sprouts Farmers Market, Inc. *	56,134	3,505,007
Sysco Corp.	275,601	22,315,413
Target Corp.	251,775	38,501,433
U.S. Foods Holding Corp. *	123,234	6,259,055
United Natural Foods, Inc. *	31,690	494,681
Walgreens Boots Alliance, Inc.	390,242	8,296,545
Walmart, Inc.	2,335,040	136,856,694
Weis Markets, Inc.	8,555	555,562
		476,346,731

Energy 3.8%
Antero Midstream Corp.	183,478	2,458,605
Antero Resources Corp. *	153,675	3,949,448
APA Corp.	170,471	5,078,331
Archrock, Inc.	75,778	1,384,464
Atlas Energy Solutions, Inc.	31,256	589,488
Baker Hughes Co.	547,552	16,202,064
Berry Corp.	35,000	246,750
Bristow Group, Inc. *	12,344	332,671
Cactus, Inc., Class A	34,875	1,600,763
California Resources Corp.	34,953	1,823,498
Callon Petroleum Co. *	30,449	948,791
Centrus Energy Corp., Class A *	6,909	281,818
ChampionX Corp.	107,420	3,336,465
Cheniere Energy, Inc.	129,962	20,170,102
Chesapeake Energy Corp.	60,923	5,043,206
Chevron Corp.	958,163	145,650,358
Chord Energy Corp.	23,273	3,780,699
Civitas Resources, Inc.	46,265	3,177,480
Clean Energy Fuels Corp. *	100,463	296,366
CNX Resources Corp. *	89,494	1,874,899
Comstock Resources, Inc.	48,010	410,486
ConocoPhillips	647,917	72,916,579
CONSOL Energy, Inc.	15,854	1,360,590
Core Laboratories, Inc.	25,088	375,567
Coterra Energy, Inc.	412,842	10,643,067
Crescent Energy Co., Class A	50,059	559,660
CVR Energy, Inc.	15,406	511,171
Delek U.S. Holdings, Inc.	31,717	809,101
Devon Energy Corp.	347,916	15,329,179
Diamond Offshore Drilling, Inc. *	56,193	623,180
Diamondback Energy, Inc.	97,767	17,844,433
DMC Global, Inc. *	9,984	166,533
Dorian LPG Ltd.	18,348	663,280
Dril-Quip, Inc. *	18,642	421,309
DT Midstream, Inc.	52,645	3,033,931
EOG Resources, Inc.	318,258	36,427,811
EQT Corp.	224,778	8,350,503
Equitrans Midstream Corp.	235,170	2,513,967
Excelerate Energy, Inc., Class A	9,336	146,575
Expro Group Holdings NV *	46,550	832,780
Exxon Mobil Corp.	2,186,599	228,543,327
Granite Ridge Resources, Inc.	24,980	153,627
Green Plains, Inc. *	33,184	706,819
Gulfport Energy Corp. *	5,259	746,725
Halliburton Co.	487,254	17,087,998
Helix Energy Solutions Group, Inc. *	78,975	710,775
Helmerich & Payne, Inc.	53,584	2,057,090
Hess Corp.	150,324	21,909,723
See financial notes
30Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HF Sinclair Corp.	84,698	4,700,739
HighPeak Energy, Inc. (a)	14,355	237,862
International Seaways, Inc.	21,716	1,149,428
Kinder Morgan, Inc.	1,050,274	18,264,265
Kinetik Holdings, Inc.	12,156	429,350
Kodiak Gas Services, Inc.	9,123	232,637
Kosmos Energy Ltd. *	248,567	1,526,201
Liberty Energy, Inc.	82,136	1,756,068
Magnolia Oil & Gas Corp., Class A	102,421	2,322,908
Marathon Oil Corp.	322,619	7,823,511
Marathon Petroleum Corp.	207,474	35,110,825
Matador Resources Co.	60,010	3,789,632
Murphy Oil Corp.	80,088	3,177,091
Nabors Industries Ltd. *	4,885	382,837
New Fortress Energy, Inc.	35,711	1,255,242
NextDecade Corp. *	42,037	192,950
Noble Corp. PLC	58,722	2,455,167
Northern Oil & Gas, Inc.	49,084	1,753,771
NOV, Inc.	213,450	3,607,305
Occidental Petroleum Corp.	359,788	21,806,751
Oceaneering International, Inc. *	56,259	1,111,678
ONEOK, Inc.	317,032	23,815,444
Ovintiv, Inc.	137,398	6,788,835
Par Pacific Holdings, Inc. *	29,588	1,068,719
Patterson-UTI Energy, Inc.	173,555	2,008,031
PBF Energy, Inc., Class A	59,489	2,778,136
Peabody Energy Corp.	62,391	1,545,425
Permian Resources Corp.	226,291	3,521,088
Phillips 66	239,566	34,140,551
Pioneer Natural Resources Co.	126,983	29,865,132
ProFrac Holding Corp., Class A *	6,710	54,888
ProPetro Holding Corp. *	41,615	307,951
Range Resources Corp.	130,758	4,134,568
REX American Resources Corp. *	8,132	357,645
Riley Exploration Permian, Inc.	3,462	81,876
RPC, Inc.	46,388	342,807
SandRidge Energy, Inc.	16,923	220,676
Schlumberger NV	778,739	37,636,456
Select Water Solutions, Inc.	45,289	386,768
SilverBow Resources, Inc. *	6,636	188,396
Sitio Royalties Corp., Class A	44,572	1,017,133
SM Energy Co.	63,344	2,772,567
Southwestern Energy Co. *	594,594	4,144,320
Talos Energy, Inc. *	71,364	941,291
Targa Resources Corp.	121,241	11,910,716
TechnipFMC PLC	239,727	5,199,679
Tellurian, Inc. *	409,446	325,059
TETRA Technologies, Inc. *	63,736	248,570
Texas Pacific Land Corp.	3,427	5,398,964
Tidewater, Inc. *	26,088	1,826,943
Transocean Ltd. *	396,750	1,860,758
U.S. Silica Holdings, Inc. *	41,008	471,592
Uranium Energy Corp. *	217,023	1,406,309
Valaris Ltd. *	34,485	2,174,279
Valero Energy Corp.	186,445	26,374,510
Vital Energy, Inc. *	15,048	757,366
Weatherford International PLC *	39,117	4,013,795
Williams Cos., Inc.	665,109	23,904,017
World Kinect Corp.	33,601	818,520
		1,021,978,050

Equity Real Estate Investment Trusts (REITs) 2.5%
Acadia Realty Trust	51,760	848,346
Agree Realty Corp.	55,359	3,041,977
Alexander & Baldwin, Inc.	38,680	628,937
Alexander's, Inc.	1,052	232,545
Alexandria Real Estate Equities, Inc.	85,546	10,670,153
SECURITY	NUMBER OF SHARES	VALUE ($)
American Assets Trust, Inc.	27,946	602,795
American Homes 4 Rent, Class A	174,155	6,445,477
American Tower Corp.	254,122	50,534,701
Americold Realty Trust, Inc.	145,256	3,674,977
Apartment Income REIT Corp.	81,142	2,460,225
Apartment Investment & Management Co., Class A *	80,568	594,592
Apple Hospitality REIT, Inc.	114,409	1,840,841
Armada Hoffler Properties, Inc.	34,840	354,671
AvalonBay Communities, Inc.	77,156	13,658,927
Boston Properties, Inc.	78,072	5,052,820
Brandywine Realty Trust	94,602	406,789
Brixmor Property Group, Inc.	162,973	3,684,820
Broadstone Net Lease, Inc.	102,130	1,522,758
Camden Property Trust	58,021	5,481,824
CareTrust REIT, Inc.	66,305	1,495,841
CBL & Associates Properties, Inc.	13,310	306,929
Centerspace	8,139	452,447
Chatham Lodging Trust	25,187	256,907
City Office REIT, Inc.	26,880	123,110
Community Healthcare Trust, Inc.	13,532	367,259
COPT Defense Properties	60,858	1,474,589
Cousins Properties, Inc.	82,667	1,885,634
Crown Castle, Inc.	237,295	26,088,212
CubeSmart	122,379	5,336,948
DiamondRock Hospitality Co.	111,491	1,048,015
Digital Realty Trust, Inc.	165,065	24,233,193
Diversified Healthcare Trust	122,631	402,230
Douglas Emmett, Inc.	91,474	1,209,286
Easterly Government Properties, Inc.	53,139	627,040
EastGroup Properties, Inc.	25,312	4,447,065
Elme Communities	47,795	615,600
Empire State Realty Trust, Inc., Class A	69,595	693,862
EPR Properties	41,056	1,686,581
Equinix, Inc.	51,251	45,552,914
Equity Commonwealth *	59,486	1,120,121
Equity LifeStyle Properties, Inc.	100,717	6,780,268
Equity Residential	188,857	11,371,080
Essential Properties Realty Trust, Inc.	85,690	2,047,134
Essex Property Trust, Inc.	34,942	8,085,579
Extra Space Storage, Inc.	114,880	16,194,634
Federal Realty Investment Trust	39,591	3,992,752
First Industrial Realty Trust, Inc.	71,768	3,803,704
Four Corners Property Trust, Inc.	46,899	1,134,018
Franklin Street Properties Corp., Class C	53,659	127,172
Gaming & Leisure Properties, Inc.	146,155	6,647,129
Getty Realty Corp.	28,665	755,609
Gladstone Commercial Corp.	22,909	283,613
Global Medical REIT, Inc.	34,403	307,907
Global Net Lease, Inc.	106,765	769,776
Healthcare Realty Trust, Inc.	207,534	2,859,819
Healthpeak Properties, Inc.	294,049	4,925,321
Highwoods Properties, Inc.	57,752	1,412,036
Host Hotels & Resorts, Inc.	380,761	7,896,983
Hudson Pacific Properties, Inc.	69,957	443,527
Independence Realty Trust, Inc.	122,040	1,786,666
Industrial Logistics Properties Trust	32,726	125,341
Innovative Industrial Properties, Inc.	15,297	1,498,953
InvenTrust Properties Corp.	37,268	941,017
Invitation Homes, Inc.	315,661	10,754,570
Iron Mountain, Inc.	158,590	12,471,518
JBG SMITH Properties	51,542	854,566
Kilroy Realty Corp.	57,658	2,184,662
Kimco Realty Corp.	361,638	7,145,967
Kite Realty Group Trust	118,601	2,539,247
Lamar Advertising Co., Class A	47,728	5,276,330
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report31

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LTC Properties, Inc.	22,367	703,666
LXP Industrial Trust	159,258	1,379,174
Macerich Co.	118,613	1,946,439
Medical Properties Trust, Inc. (a)	325,832	1,371,753
Mid-America Apartment Communities, Inc.	63,261	7,950,643
National Health Investors, Inc.	23,802	1,367,901
National Storage Affiliates Trust	41,491	1,485,793
NETSTREIT Corp.	34,840	585,660
NexPoint Diversified Real Estate Trust	19,265	121,947
NexPoint Residential Trust, Inc.	12,409	362,467
NNN REIT, Inc.	98,103	3,991,811
Office Properties Income Trust	32,122	85,766
Omega Healthcare Investors, Inc.	132,214	4,114,500
One Liberty Properties, Inc.	10,024	202,886
Orion Office REIT, Inc.	36,480	128,045
Outfront Media, Inc.	80,527	1,157,173
Paramount Group, Inc.	96,311	426,658
Park Hotels & Resorts, Inc.	117,432	1,949,371
Peakstone Realty Trust	19,530	268,928
Pebblebrook Hotel Trust	67,894	1,075,441
Phillips Edison & Co., Inc.	63,906	2,282,722
Physicians Realty Trust	130,411	1,464,516
Piedmont Office Realty Trust, Inc., Class A	68,160	427,363
Plymouth Industrial REIT, Inc.	18,341	395,615
PotlatchDeltic Corp.	43,178	1,952,077
Prologis, Inc.	504,276	67,204,863
Public Storage	86,167	24,460,226
Rayonier, Inc.	73,314	2,524,201
Realty Income Corp.	453,712	23,642,932
Regency Centers Corp.	89,518	5,545,640
Retail Opportunity Investments Corp.	67,412	871,637
Rexford Industrial Realty, Inc.	115,721	5,887,885
RLJ Lodging Trust	88,521	1,050,744
Ryman Hospitality Properties, Inc.	33,080	3,919,318
Sabra Health Care REIT, Inc.	128,943	1,789,729
Safehold, Inc.	28,553	574,486
Saul Centers, Inc.	7,449	269,579
SBA Communications Corp.	59,005	12,345,616
Service Properties Trust	91,182	620,038
Simon Property Group, Inc.	177,842	26,345,514
SITE Centers Corp.	98,392	1,336,163
SL Green Realty Corp. (a)	36,191	1,754,540
STAG Industrial, Inc.	100,789	3,743,304
Summit Hotel Properties, Inc.	58,513	375,653
Sun Communities, Inc.	67,707	9,056,488
Sunstone Hotel Investors, Inc.	112,265	1,256,245
Tanger, Inc.	56,938	1,640,384
Terreno Realty Corp.	45,008	2,894,014
UDR, Inc.	164,090	5,825,195
UMH Properties, Inc.	31,257	481,358
Uniti Group, Inc.	136,813	801,724
Universal Health Realty Income Trust	6,510	252,458
Urban Edge Properties	64,942	1,104,663
Ventas, Inc.	220,706	9,333,657
Veris Residential, Inc.	43,294	632,092
VICI Properties, Inc.	562,882	16,847,058
Vornado Realty Trust	86,929	2,286,233
Welltower, Inc.	302,067	27,838,495
Weyerhaeuser Co.	398,994	13,717,414
WP Carey, Inc.	118,193	6,657,812
Xenia Hotels & Resorts, Inc.	60,836	933,224
		679,597,753

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 7.8%
Affiliated Managers Group, Inc.	18,587	2,905,334
Affirm Holdings, Inc. *	120,384	4,516,808
AGNC Investment Corp.	371,679	3,553,251
Alerus Financial Corp.	10,076	219,758
Ally Financial, Inc.	147,285	5,448,072
AlTi Global, Inc. *	12,545	73,514
A-Mark Precious Metals, Inc.	9,452	242,822
American Express Co.	313,934	68,883,398
Ameriprise Financial, Inc.	55,263	22,511,936
Annaly Capital Management, Inc.	269,803	5,150,539
Apollo Commercial Real Estate Finance, Inc.	69,342	777,324
Apollo Global Management, Inc.	238,349	26,647,418
Arbor Realty Trust, Inc. (a)	98,388	1,318,399
ARES Management Corp., Class A	92,608	12,282,599
ARMOUR Residential REIT, Inc. (a)	31,811	629,858
Artisan Partners Asset Management, Inc., Class A	37,378	1,609,870
AssetMark Financial Holdings, Inc. *	11,100	392,385
AvidXchange Holdings, Inc. *	92,958	1,235,412
B Riley Financial, Inc. (a)	9,211	168,838
Bank of New York Mellon Corp.	418,112	23,451,902
Berkshire Hathaway, Inc., Class B *	993,005	406,536,247
BGC Group, Inc., Class A	211,936	1,472,955
BlackRock, Inc.	76,315	61,917,412
Blackstone Mortgage Trust, Inc., Class A (a)	93,432	1,903,210
Blackstone, Inc.	387,907	49,582,273
Block, Inc. *	301,890	23,991,198
Blue Owl Capital, Inc.	220,886	3,967,113
Bread Financial Holdings, Inc.	27,681	1,059,629
Brightsphere Investment Group, Inc.	16,580	375,703
BrightSpire Capital, Inc.	69,703	481,648
Cannae Holdings, Inc. *	40,200	877,164
Cantaloupe, Inc. *	28,574	185,731
Capital One Financial Corp.	207,751	28,588,615
Carlyle Group, Inc.	118,365	5,427,035
Cass Information Systems, Inc.	6,983	337,419
Cboe Global Markets, Inc.	57,941	11,124,672
Charles Schwab Corp. (b)	805,640	53,800,639
Chimera Investment Corp.	131,656	574,020
Claros Mortgage Trust, Inc.	65,959	638,483
CME Group, Inc.	196,309	43,256,688
Cohen & Steers, Inc.	13,993	1,029,185
Coinbase Global, Inc., Class A *	93,092	18,949,808
Corebridge Financial, Inc.	130,544	3,241,408
Credit Acceptance Corp. *	3,424	1,895,526
Diamond Hill Investment Group, Inc.	1,690	244,509
Discover Financial Services	136,766	16,507,656
Donnelley Financial Solutions, Inc. *	13,883	896,286
Dynex Capital, Inc. (a)	29,196	360,279
Ellington Financial, Inc.	42,401	480,403
Enact Holdings, Inc.	19,803	548,939
Encore Capital Group, Inc. *	12,645	606,960
Enova International, Inc. *	16,712	1,057,034
Equitable Holdings, Inc.	172,422	5,903,729
Essent Group Ltd.	57,512	3,080,918
Euronet Worldwide, Inc. *	24,127	2,640,459
Evercore, Inc., Class A	18,592	3,478,191
EVERTEC, Inc.	34,939	1,262,346
FactSet Research Systems, Inc.	20,819	9,630,453
Federal Agricultural Mortgage Corp., Class C	5,442	973,411
Federated Hermes, Inc.	49,150	1,731,555
Fidelity National Information Services, Inc.	323,801	22,403,791
See financial notes
32Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
FirstCash Holdings, Inc.	19,978	2,287,481
Fiserv, Inc. *	327,626	48,904,733
FleetCor Technologies, Inc. *	39,340	10,986,482
Flywire Corp. *	57,240	1,625,044
Forge Global Holdings, Inc. *	56,209	116,915
Franklin BSP Realty Trust, Inc.	44,259	571,384
Franklin Resources, Inc.	154,898	4,251,950
Global Payments, Inc.	142,067	18,426,090
Goldman Sachs Group, Inc.	178,004	69,252,456
Granite Point Mortgage Trust, Inc.	28,594	135,536
Green Dot Corp., Class A *	25,338	208,025
Hamilton Lane, Inc., Class A	20,095	2,307,911
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	62,089	1,562,780
Houlihan Lokey, Inc.	28,494	3,666,038
Interactive Brokers Group, Inc., Class A	57,976	6,303,151
Intercontinental Exchange, Inc.	312,432	43,246,837
International Money Express, Inc. *	17,041	335,708
Invesco Ltd.	242,660	3,739,391
Invesco Mortgage Capital, Inc.	21,933	198,055
Jack Henry & Associates, Inc.	39,729	6,903,708
Jackson Financial, Inc., Class A	39,274	2,162,034
Janus Henderson Group PLC	72,222	2,250,438
Jefferies Financial Group, Inc.	92,456	3,866,510
KKR & Co., Inc.	362,253	35,594,980
KKR Real Estate Finance Trust, Inc.	30,784	300,144
Ladder Capital Corp.	58,279	629,996
Lazard, Inc., Class A	62,084	2,392,717
LendingClub Corp. *	56,740	460,161
LendingTree, Inc. *	5,642	223,254
LPL Financial Holdings, Inc.	41,370	11,082,609
MarketAxess Holdings, Inc.	20,830	4,445,330
Marqeta, Inc., Class A *	240,387	1,569,727
Mastercard, Inc., Class A	451,943	214,564,459
Merchants Bancorp	13,547	580,624
MFA Financial, Inc.	59,352	665,929
MGIC Investment Corp.	151,498	3,013,295
Moelis & Co., Class A	36,428	1,968,569
Moneylion, Inc. *	2,607	130,454
Moody's Corp.	85,868	32,580,037
Morgan Stanley	689,747	59,345,832
Morningstar, Inc.	14,049	4,194,891
Mr Cooper Group, Inc. *	36,495	2,601,364
MSCI, Inc.	43,095	24,175,002
Nasdaq, Inc.	184,212	10,352,714
Navient Corp.	46,257	752,139
NCR Atleos Corp. *	36,071	784,905
Nelnet, Inc., Class A	9,664	829,848
NerdWallet, Inc., Class A *	27,400	462,238
New York Mortgage Trust, Inc.	52,933	381,647
NewtekOne, Inc. (a)	13,937	160,833
NMI Holdings, Inc., Class A *	44,351	1,334,078
Northern Trust Corp.	112,539	9,242,828
OneMain Holdings, Inc.	65,200	3,079,396
Open Lending Corp., Class A *	55,119	400,164
Payoneer Global, Inc. *	141,255	686,499
PayPal Holdings, Inc. *	587,391	35,443,173
PennyMac Financial Services, Inc.	15,827	1,344,187
PennyMac Mortgage Investment Trust	47,820	675,697
Piper Sandler Cos.	7,878	1,483,191
PJT Partners, Inc., Class A	11,657	1,228,648
PRA Group, Inc. *	20,642	527,610
PROG Holdings, Inc. *	25,240	779,159
Radian Group, Inc.	85,480	2,490,887
Raymond James Financial, Inc.	102,157	12,291,530
Ready Capital Corp.	85,485	754,833
Redwood Trust, Inc.	64,818	397,334
SECURITY	NUMBER OF SHARES	VALUE ($)
Remitly Global, Inc. *	71,755	1,479,588
Repay Holdings Corp. *	41,273	358,662
Rithm Capital Corp.	261,328	2,832,796
Robinhood Markets, Inc., Class A *	284,924	4,647,110
Rocket Cos., Inc., Class A *	69,650	874,804
S&P Global, Inc.	176,867	75,766,285
SEI Investments Co.	54,785	3,684,291
Shift4 Payments, Inc., Class A *	31,155	2,561,564
SLM Corp.	122,595	2,553,654
SoFi Technologies, Inc. *	528,663	4,747,394
Starwood Property Trust, Inc.	164,001	3,343,980
State Street Corp.	168,689	12,437,440
StepStone Group, Inc., Class A	27,466	953,894
Stifel Financial Corp.	56,171	4,261,132
StoneX Group, Inc. *	14,050	973,103
Synchrony Financial	226,247	9,344,001
T Rowe Price Group, Inc.	121,523	13,774,632
Toast, Inc., Class A *	209,733	4,823,859
TPG RE Finance Trust, Inc.	33,508	250,640
TPG, Inc.	41,769	1,852,455
Tradeweb Markets, Inc., Class A	62,392	6,602,321
Two Harbors Investment Corp.	54,810	694,443
Upstart Holdings, Inc. *(a)	39,173	1,008,705
UWM Holdings Corp.	50,674	323,300
Victory Capital Holdings, Inc., Class A	19,814	761,452
Virtu Financial, Inc., Class A	48,569	876,670
Virtus Investment Partners, Inc.	3,623	841,695
Visa, Inc., Class A	869,630	245,792,223
Voya Financial, Inc.	57,247	3,913,405
Walker & Dunlop, Inc.	18,269	1,742,497
Waterstone Financial, Inc.	10,991	139,036
Western Union Co.	204,625	2,744,021
WEX, Inc. *	23,227	5,103,669
WisdomTree, Inc.	63,428	511,230
World Acceptance Corp. *	1,641	196,526
		2,117,524,183

Food, Beverage & Tobacco 2.5%
Altria Group, Inc.	965,541	39,500,282
Archer-Daniels-Midland Co.	290,657	15,436,793
B&G Foods, Inc.	38,639	446,280
Beyond Meat, Inc. *(a)	21,393	228,691
Boston Beer Co., Inc., Class A *	5,290	1,630,061
BRC, Inc., Class A *	19,339	79,870
Brown-Forman Corp., Class B	130,704	7,872,302
Bunge Global SA	78,835	7,439,659
Calavo Growers, Inc.	10,424	300,837
Cal-Maine Foods, Inc.	22,684	1,304,103
Campbell Soup Co.	106,618	4,546,192
Celsius Holdings, Inc. *	79,996	6,529,274
Coca-Cola Co.	2,123,476	127,451,030
Coca-Cola Consolidated, Inc.	2,631	2,212,145
Conagra Brands, Inc.	259,880	7,297,430
Constellation Brands, Inc., Class A	88,021	21,874,979
Darling Ingredients, Inc. *	86,449	3,657,657
Duckhorn Portfolio, Inc. *	22,818	216,999
Flowers Foods, Inc.	105,657	2,368,830
Fresh Del Monte Produce, Inc.	16,349	391,232
Freshpet, Inc. *	25,785	2,914,479
General Mills, Inc.	317,283	20,363,223
Hain Celestial Group, Inc. *	49,748	497,480
Hershey Co.	81,859	15,382,943
Hormel Foods Corp.	157,976	5,579,712
Ingredion, Inc.	35,530	4,179,394
J & J Snack Foods Corp.	8,121	1,178,195
J M Smucker Co.	58,398	7,017,688
John B Sanfilippo & Son, Inc.	4,938	505,503
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report33

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kellanova	142,953	7,883,858
Keurig Dr Pepper, Inc.	549,828	16,445,356
Kraft Heinz Co.	434,702	15,336,287
Lamb Weston Holdings, Inc.	79,078	8,082,562
Lancaster Colony Corp.	11,350	2,348,542
McCormick & Co., Inc. - Non Voting Shares	137,177	9,446,008
MGP Ingredients, Inc.	8,373	713,212
Mission Produce, Inc. *	22,084	232,986
Molson Coors Beverage Co., Class B	100,551	6,276,393
Mondelez International, Inc., Class A	742,944	54,286,918
Monster Beverage Corp. *	403,320	23,836,212
National Beverage Corp. *	12,907	679,424
PepsiCo, Inc.	750,361	124,064,688
Philip Morris International, Inc.	846,704	76,169,492
Pilgrim's Pride Corp. *	24,468	779,061
Post Holdings, Inc. *	28,369	2,954,915
Seaboard Corp.	136	447,112
Simply Good Foods Co. *	49,303	1,749,270
Sovos Brands, Inc. *	33,838	771,168
Tootsie Roll Industries, Inc.	10,197	331,606
TreeHouse Foods, Inc. *	27,894	998,326
Turning Point Brands, Inc.	9,167	231,925
Tyson Foods, Inc., Class A	156,115	8,467,678
Universal Corp.	13,575	651,736
Utz Brands, Inc.	35,573	629,286
Vector Group Ltd.	70,592	787,807
Vita Coco Co., Inc. *	16,995	443,570
Vital Farms, Inc. *	15,820	284,285
Westrock Coffee Co. *(a)	18,492	187,139
WK Kellogg Co.	35,592	521,067
		674,441,152

Health Care Equipment & Services 5.1%
23andMe Holding Co., Class A *	159,813	91,093
Abbott Laboratories	947,114	112,365,605
Acadia Healthcare Co., Inc. *	50,026	4,174,670
Accolade, Inc. *	44,488	456,002
AdaptHealth Corp. *	59,073	604,317
Addus HomeCare Corp. *	8,691	802,005
Agiliti, Inc. *	18,531	182,901
agilon health, Inc. *	165,077	1,011,922
AirSculpt Technologies, Inc. *(a)	2,323	14,658
Align Technology, Inc. *	38,715	11,708,190
Alignment Healthcare, Inc. *	60,445	362,670
Alphatec Holdings, Inc. *	51,857	696,440
Amedisys, Inc. *	17,682	1,644,780
AMN Healthcare Services, Inc. *	20,207	1,137,048
AngioDynamics, Inc. *	22,396	122,954
Artivion, Inc. *	23,505	453,646
Astrana Health, Inc. *	21,326	960,523
AtriCure, Inc. *	25,766	901,037
Atrion Corp.	747	274,889
Avanos Medical, Inc. *	25,100	466,107
Aveanna Healthcare Holdings, Inc. *	32,928	78,039
Axogen, Inc. *	31,419	331,785
Axonics, Inc. *	26,980	1,833,021
Baxter International, Inc.	276,669	11,321,295
Becton Dickinson & Co.	158,131	37,247,757
Bioventus, Inc., Class A *	19,789	91,623
Boston Scientific Corp. *	798,866	52,892,918
Brookdale Senior Living, Inc. *	100,335	573,916
Butterfly Network, Inc. *(a)	116,484	138,616
Cardinal Health, Inc.	134,960	15,112,821
Castle Biosciences, Inc. *	12,968	234,202
Cencora, Inc.	91,449	21,545,384
Centene Corp. *	291,379	22,852,855
SECURITY	NUMBER OF SHARES	VALUE ($)
Certara, Inc. *	58,242	983,125
Cerus Corp. *	96,247	209,818
Chemed Corp.	8,170	5,115,482
Cigna Group	159,828	53,724,584
Clover Health Investments Corp. *	195,386	168,794
Community Health Systems, Inc. *	65,223	181,972
Computer Programs & Systems, Inc. *	8,348	73,963
CONMED Corp.	16,585	1,332,107
Cooper Cos., Inc.	108,669	10,171,418
CorVel Corp. *	4,874	1,189,256
Cross Country Healthcare, Inc. *	17,983	328,549
CVS Health Corp.	700,561	52,100,722
DaVita, Inc. *	29,939	3,801,355
Definitive Healthcare Corp. *	35,552	338,455
DENTSPLY SIRONA, Inc.	115,370	3,770,292
Dexcom, Inc. *	210,344	24,204,284
DocGo, Inc. *	45,528	185,299
Doximity, Inc., Class A *	64,437	1,819,056
Edwards Lifesciences Corp. *	330,433	28,043,849
Elevance Health, Inc.	128,294	64,307,367
Embecta Corp.	30,717	438,639
Encompass Health Corp.	54,046	4,021,022
Enovis Corp. *	26,161	1,564,689
Ensign Group, Inc.	30,347	3,790,947
Envista Holdings Corp. *	94,607	1,953,635
Evolent Health, Inc., Class A *	65,148	2,209,169
Fulgent Genetics, Inc. *	11,461	258,560
GE HealthCare Technologies, Inc.	221,091	20,181,186
Glaukos Corp. *	25,962	2,299,974
Globus Medical, Inc., Class A *	63,076	3,405,473
GoodRx Holdings, Inc., Class A *	41,907	326,456
Guardant Health, Inc. *	66,193	1,257,667
Haemonetics Corp. *	27,541	2,009,942
HCA Healthcare, Inc.	108,148	33,709,732
Health Catalyst, Inc. *	31,111	258,844
HealthEquity, Inc. *	46,772	3,863,835
HealthStream, Inc.	12,202	332,871
Henry Schein, Inc. *	71,136	5,439,770
Hims & Hers Health, Inc. *	83,854	1,093,456
Hologic, Inc. *	134,169	9,901,672
Humana, Inc.	67,188	23,537,300
ICU Medical, Inc. *	11,056	1,207,647
IDEXX Laboratories, Inc. *	45,247	26,027,432
Inari Medical, Inc. *	28,113	1,296,572
Innovage Holding Corp. *	12,363	59,837
Inspire Medical Systems, Inc. *	16,727	2,994,802
Insulet Corp. *	37,928	6,220,192
Integer Holdings Corp. *	17,751	1,957,758
Integra LifeSciences Holdings Corp. *	39,384	1,453,663
Intuitive Surgical, Inc. *	192,010	74,039,056
iRhythm Technologies, Inc. *	16,632	1,973,387
Laboratory Corp. of America Holdings	46,016	9,931,633
Lantheus Holdings, Inc. *	37,128	2,427,429
LeMaitre Vascular, Inc.	10,916	764,120
LifeStance Health Group, Inc. *	50,685	423,220
LivaNova PLC *	29,105	1,595,245
Masimo Corp. *	23,915	3,074,034
McKesson Corp.	72,467	37,785,018
Medtronic PLC	726,416	60,554,038
Merit Medical Systems, Inc. *	30,983	2,360,905
ModivCare, Inc. *	7,060	197,962
Molina Healthcare, Inc. *	31,718	12,494,037
Multiplan Corp. *	131,821	147,640
National HealthCare Corp.	7,164	706,800
National Research Corp.	7,892	318,205
Neogen Corp. *	106,896	1,837,542
NeoGenomics, Inc. *	68,193	1,063,811
Nevro Corp. *	19,866	289,249
See financial notes
34Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Novocure Ltd. *	49,679	760,585
OmniAb, Inc., Class A *(c)	3,072	0
OmniAb, Inc., Class B *(c)	3,072	0
Omnicell, Inc. *	24,590	645,242
OPKO Health, Inc. *(a)	225,178	225,178
Option Care Health, Inc. *	97,607	3,149,778
OraSure Technologies, Inc. *	41,917	301,593
Orchestra BioMed Holdings, Inc. *	19,459	125,316
Orthofix Medical, Inc. *	18,218	237,927
OrthoPediatrics Corp. *	8,785	241,236
Owens & Minor, Inc. *	41,458	1,008,673
Paragon 28, Inc. *	24,223	302,303
Patterson Cos., Inc.	46,938	1,271,550
Pediatrix Medical Group, Inc. *	46,208	422,803
Pennant Group, Inc. *	16,179	301,738
Penumbra, Inc. *	21,244	4,990,640
PetIQ, Inc. *	14,931	271,894
Phreesia, Inc. *	28,955	716,636
Premier, Inc., Class A	64,085	1,336,813
Privia Health Group, Inc. *	56,640	1,264,205
PROCEPT BioRobotics Corp. *	24,015	1,160,885
Progyny, Inc. *	45,226	1,651,654
Pulmonx Corp. *	19,274	177,706
Quest Diagnostics, Inc.	60,813	7,594,936
QuidelOrtho Corp. *	26,695	1,217,292
R1 RCM, Inc. *	107,074	1,504,390
RadNet, Inc. *	34,696	1,313,591
ResMed, Inc.	79,844	13,870,500
RxSight, Inc. *	12,108	660,734
Schrodinger, Inc. *	28,787	732,917
Select Medical Holdings Corp.	57,058	1,553,689
Semler Scientific, Inc. *	2,627	123,916
Senseonics Holdings, Inc. *	372,638	261,629
Sharecare, Inc. *	232,573	218,619
Shockwave Medical, Inc. *	19,917	5,195,748
SI-BONE, Inc. *	17,402	301,925
Sight Sciences, Inc. *	14,158	56,915
Silk Road Medical, Inc. *	22,883	411,665
Simulations Plus, Inc.	8,579	356,028
STAAR Surgical Co. *	26,586	830,547
STERIS PLC	53,970	12,570,153
Stryker Corp.	184,527	64,412,840
Surgery Partners, Inc. *	39,917	1,238,624
Surmodics, Inc. *	7,974	254,371
Tandem Diabetes Care, Inc. *	38,567	1,027,039
Teladoc Health, Inc. *	89,221	1,345,453
Teleflex, Inc.	25,343	5,646,167
Tenet Healthcare Corp. *	55,494	5,160,942
TransMedics Group, Inc. *	17,665	1,441,464
Treace Medical Concepts, Inc. *	26,778	359,896
U.S. Physical Therapy, Inc.	7,774	826,143
UFP Technologies, Inc. *	3,689	768,456
UnitedHealth Group, Inc.	504,669	249,104,618
Universal Health Services, Inc., Class B	33,212	5,548,397
Varex Imaging Corp. *	21,097	362,868
Veeva Systems, Inc., Class A *	79,913	18,021,181
Zimmer Biomet Holdings, Inc.	114,454	14,233,499
Zimvie, Inc. *	17,927	303,863
		1,369,186,879

Household & Personal Products 1.3%
Beauty Health Co. *	42,060	140,060
BellRing Brands, Inc. *	72,064	4,104,045
Central Garden & Pet Co. *	5,310	232,950
Central Garden & Pet Co., Class A *	29,205	1,100,736
Church & Dwight Co., Inc.	134,340	13,450,121
SECURITY	NUMBER OF SHARES	VALUE ($)
Clorox Co.	68,190	10,454,209
Colgate-Palmolive Co.	450,127	38,944,988
Coty, Inc., Class A *	209,063	2,625,831
Edgewell Personal Care Co.	28,066	1,071,840
elf Beauty, Inc. *	30,405	6,340,355
Energizer Holdings, Inc.	36,821	1,051,239
Estee Lauder Cos., Inc., Class A	126,929	18,859,111
Herbalife Ltd. *	52,377	462,489
Inter Parfums, Inc.	9,951	1,460,011
Kenvue, Inc.	941,483	17,888,177
Kimberly-Clark Corp.	184,004	22,295,765
Medifast, Inc.	5,909	236,892
Nu Skin Enterprises, Inc., Class A	28,011	350,137
Olaplex Holdings, Inc. *	78,500	146,010
Procter & Gamble Co.	1,286,096	204,412,098
Reynolds Consumer Products, Inc.	29,120	859,040
Spectrum Brands Holdings, Inc.	19,325	1,554,116
USANA Health Sciences, Inc. *	5,880	283,769
WD-40 Co.	7,177	1,926,235
		350,250,224

Insurance 2.2%
Aflac, Inc.	290,726	23,473,217
Allstate Corp.	142,830	22,784,242
Ambac Financial Group, Inc. *	22,829	373,482
American Equity Investment Life Holding Co. *	33,962	1,886,250
American Financial Group, Inc.	35,736	4,562,415
American International Group, Inc.	382,578	27,886,110
AMERISAFE, Inc.	10,310	543,956
Aon PLC, Class A	109,463	34,589,213
Arch Capital Group Ltd. *	203,666	17,839,105
Arthur J Gallagher & Co.	118,096	28,807,157
Assurant, Inc.	28,281	5,131,588
Assured Guaranty Ltd.	29,825	2,731,970
Axis Capital Holdings Ltd.	42,281	2,645,522
Brighthouse Financial, Inc. *	35,406	1,648,149
Brown & Brown, Inc.	128,403	10,812,817
BRP Group, Inc., Class A *	33,881	942,569
Chubb Ltd.	222,682	56,042,379
Cincinnati Financial Corp.	85,952	9,798,528
CNA Financial Corp.	14,418	633,671
CNO Financial Group, Inc.	57,806	1,542,842
Employers Holdings, Inc.	14,375	657,081
Enstar Group Ltd. *	7,196	2,215,936
Erie Indemnity Co., Class A	13,505	5,494,914
Everest Group Ltd.	23,751	8,761,269
F&G Annuities & Life, Inc.	10,066	380,294
Fidelity National Financial, Inc.	139,741	7,068,100
First American Financial Corp.	55,981	3,269,850
Genworth Financial, Inc., Class A *	256,805	1,579,351
Globe Life, Inc.	45,935	5,830,530
Goosehead Insurance, Inc., Class A *	12,759	965,218
Hagerty, Inc., Class A *	20,231	173,784
Hanover Insurance Group, Inc.	19,322	2,540,263
Hartford Financial Services Group, Inc.	164,094	15,726,769
Hippo Holdings, Inc. *	7,900	110,995
Horace Mann Educators Corp.	22,580	817,170
James River Group Holdings Ltd.	19,728	197,083
Kemper Corp.	32,330	1,853,479
Kinsale Capital Group, Inc.	12,181	6,287,589
Lemonade, Inc. *(a)	34,201	555,424
Lincoln National Corp.	92,619	2,550,727
Loews Corp.	100,986	7,587,078
Markel Group, Inc. *	7,195	10,738,394
Marsh & McLennan Cos., Inc.	269,000	54,410,630
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report35

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MBIA, Inc.	27,674	180,711
Mercury General Corp.	15,020	731,324
MetLife, Inc.	339,173	23,653,925
National Western Life Group, Inc., Class A	1,181	573,470
Old Republic International Corp.	146,642	4,246,752
Oscar Health, Inc., Class A *	84,320	1,371,043
Palomar Holdings, Inc. *	13,424	1,022,103
Primerica, Inc.	19,042	4,670,241
Principal Financial Group, Inc.	120,505	9,744,034
ProAssurance Corp.	30,279	373,340
Progressive Corp.	318,921	60,454,665
Prudential Financial, Inc.	197,278	21,501,329
Reinsurance Group of America, Inc.	35,335	6,248,995
RenaissanceRe Holdings Ltd.	28,686	6,449,187
RLI Corp.	22,045	3,228,490
Ryan Specialty Holdings, Inc. *	57,288	3,000,746
Safety Insurance Group, Inc.	8,127	667,714
Selective Insurance Group, Inc.	34,027	3,555,141
Selectquote, Inc. *	66,959	129,901
SiriusPoint Ltd. *	46,576	571,488
Skyward Specialty Insurance Group, Inc. *	17,427	637,654
Stewart Information Services Corp.	14,711	926,499
Travelers Cos., Inc.	124,705	27,554,817
Trupanion, Inc. *(a)	18,896	505,468
United Fire Group, Inc.	12,081	281,367
Unum Group	100,870	4,988,022
W R Berkley Corp.	111,357	9,309,445
White Mountains Insurance Group Ltd.	1,369	2,416,887
Willis Towers Watson PLC	56,212	15,323,953
		608,765,821

Materials 2.6%
AdvanSix, Inc.	14,865	415,923
Air Products & Chemicals, Inc.	121,255	28,378,520
Albemarle Corp.	63,908	8,809,718
Alcoa Corp.	97,688	2,658,090
Alpha Metallurgical Resources, Inc.	6,446	2,431,753
Amcor PLC	788,443	7,143,294
AptarGroup, Inc.	36,212	5,086,337
Arcadium Lithium PLC *	559,713	3,072,824
Arch Resources, Inc.	10,030	1,657,859
Ashland, Inc.	27,924	2,614,803
ATI, Inc. *	69,398	3,412,994
Avery Dennison Corp.	43,734	9,469,723
Avient Corp.	49,962	2,022,462
Axalta Coating Systems Ltd. *	120,704	3,950,642
Balchem Corp.	17,377	2,731,491
Ball Corp.	171,254	10,963,681
Berry Global Group, Inc.	64,841	3,774,395
Cabot Corp.	30,266	2,571,097
Carpenter Technology Corp.	26,409	1,707,342
Celanese Corp.	54,339	8,257,898
Century Aluminum Co. *	29,397	307,787
CF Industries Holdings, Inc.	104,484	8,433,948
Chemours Co.	81,279	1,598,758
Clearwater Paper Corp. *	9,505	373,451
Cleveland-Cliffs, Inc. *	278,686	5,796,669
Coeur Mining, Inc. *	225,950	585,210
Commercial Metals Co.	62,785	3,390,390
Compass Minerals International, Inc.	18,438	420,386
Corteva, Inc.	385,567	20,635,546
Crown Holdings, Inc.	65,185	4,994,475
Danimer Scientific, Inc. *(a)	47,520	63,677
Dow, Inc.	383,694	21,440,821
SECURITY	NUMBER OF SHARES	VALUE ($)
DuPont de Nemours, Inc.	233,810	16,177,314
Eagle Materials, Inc.	19,070	4,835,198
Eastman Chemical Co.	65,004	5,703,451
Ecolab, Inc.	138,802	31,208,242
Ecovyst, Inc. *	55,433	534,928
Element Solutions, Inc.	121,776	2,861,736
FMC Corp.	68,025	3,835,930
Freeport-McMoRan, Inc.	780,922	29,526,661
Ginkgo Bioworks Holdings, Inc. *(a)	726,069	1,103,625
Graphic Packaging Holding Co.	166,833	4,329,316
Greif, Inc., Class A	17,421	1,122,958
Hawkins, Inc.	9,956	699,409
Haynes International, Inc.	6,655	395,507
HB Fuller Co.	29,608	2,354,724
Hecla Mining Co.	317,931	1,125,476
Huntsman Corp.	88,808	2,273,485
Ingevity Corp. *	18,372	839,233
Innospec, Inc.	13,316	1,654,779
International Flavors & Fragrances, Inc.	139,938	10,565,319
International Paper Co.	188,702	6,672,503
Kaiser Aluminum Corp.	8,783	636,943
Knife River Corp. *	30,693	2,274,044
Koppers Holdings, Inc.	11,445	648,016
Kronos Worldwide, Inc.	13,233	120,288
Linde PLC	264,589	118,752,835
Louisiana-Pacific Corp.	34,615	2,560,472
LSB Industries, Inc. *	37,061	272,769
LyondellBasell Industries NV, Class A	139,222	13,961,182
Martin Marietta Materials, Inc.	33,835	19,546,818
Materion Corp.	11,015	1,479,535
Mativ Holdings, Inc.	29,191	507,048
Mercer International, Inc.	22,691	208,303
Metallus, Inc. *	21,242	462,013
Minerals Technologies, Inc.	17,802	1,288,153
Mosaic Co.	180,767	5,632,700
MP Materials Corp. *	78,776	1,198,183
Myers Industries, Inc.	20,717	398,388
NewMarket Corp.	3,773	2,421,021
Newmont Corp.	629,638	19,676,187
Nucor Corp.	134,372	25,839,736
O-I Glass, Inc. *	84,785	1,434,562
Olin Corp.	68,109	3,664,264
Orion SA	30,387	684,923
Packaging Corp. of America	48,881	8,856,748
Pactiv Evergreen, Inc.	21,432	316,122
Perimeter Solutions SA *	82,434	501,199
Piedmont Lithium, Inc. *	9,173	133,559
PPG Industries, Inc.	128,260	18,161,616
PureCycle Technologies, Inc. *(a)	71,047	411,362
Quaker Chemical Corp.	7,355	1,474,677
Radius Recycling, Inc., Class A	13,910	274,862
Ranpak Holdings Corp. *	20,997	99,736
Reliance, Inc.	31,383	10,080,847
Royal Gold, Inc.	35,539	3,647,368
RPM International, Inc.	69,830	8,054,890
Ryerson Holding Corp.	15,744	497,195
Scotts Miracle-Gro Co.	22,218	1,459,723
Sealed Air Corp.	81,486	2,841,417
Sensient Technologies Corp.	22,898	1,531,418
Sherwin-Williams Co.	128,682	42,726,284
Silgan Holdings, Inc.	45,810	2,011,517
Sonoco Products Co.	53,018	3,005,060
Steel Dynamics, Inc.	82,856	11,087,790
Stepan Co.	11,679	1,041,767
Summit Materials, Inc., Class A *	64,208	2,742,324
SunCoke Energy, Inc.	44,264	474,067
Sylvamo Corp.	20,026	1,209,771
See financial notes
36Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TriMas Corp.	22,450	527,575
Trinseo PLC	10,032	45,144
Tronox Holdings PLC	61,254	900,434
U.S. Lime & Minerals, Inc.	1,044	266,199
U.S. Steel Corp.	122,249	5,787,268
Vulcan Materials Co.	72,371	19,239,830
Warrior Met Coal, Inc.	27,888	1,588,779
Westlake Corp.	17,962	2,491,509
Westrock Co.	139,078	6,298,843
Worthington Steel, Inc. *	16,379	518,559
		690,965,600

Media & Entertainment 7.4%
Advantage Solutions, Inc. *	49,680	189,281
Alphabet, Inc., Class A *	3,229,885	447,209,877
Alphabet, Inc., Class C *	2,718,360	379,972,361
Altice USA, Inc., Class A *	96,993	288,069
AMC Networks, Inc., Class A *	15,459	200,039
Angi, Inc. *	47,540	136,440
Atlanta Braves Holdings, Inc., Class C *	26,623	1,041,492
Bumble, Inc., Class A *	54,336	622,147
Cable One, Inc.	2,492	1,136,352
Cardlytics, Inc. *	24,602	203,951
Cargurus, Inc. *	48,733	1,078,949
Cars.com, Inc. *	34,527	633,225
Charter Communications, Inc., Class A *	54,936	16,147,338
Cinemark Holdings, Inc. *	59,384	1,033,875
Clear Channel Outdoor Holdings, Inc. *	252,040	433,509
Comcast Corp., Class A	2,190,755	93,873,852
EchoStar Corp., Class A *	65,620	860,278
Electronic Arts, Inc.	133,690	18,647,081
Endeavor Group Holdings, Inc., Class A	103,617	2,491,989
Eventbrite, Inc., Class A *	46,608	261,005
EW Scripps Co., Class A *	30,069	121,178
Fox Corp., Class A	203,035	6,048,413
fuboTV, Inc. *	162,456	336,284
Gannett Co., Inc. *	86,175	183,553
Getty Images Holdings, Inc. *(a)	23,935	112,973
Gray Television, Inc.	46,406	271,011
Grindr, Inc. *	13,571	112,368
IAC, Inc. *	37,856	2,150,221
Integral Ad Science Holding Corp. *	43,066	446,164
Interpublic Group of Cos., Inc.	209,771	6,586,809
John Wiley & Sons, Inc., Class A	23,575	786,226
Liberty Broadband Corp., Class C *	72,802	4,381,224
Liberty Media Corp.-Liberty Formula One, Class C *	126,481	9,202,757
Liberty Media Corp.-Liberty Live, Class C *	36,235	1,442,878
Liberty Media Corp.-Liberty SiriusXM, Class C *	123,267	3,572,278
Lions Gate Entertainment Corp., Class A *	108,309	1,051,680
Live Nation Entertainment, Inc. *	76,860	7,453,883
Madison Square Garden Entertainment Corp. *	22,948	883,268
Madison Square Garden Sports Corp. *	8,869	1,669,057
Magnite, Inc. *	65,815	791,096
Match Group, Inc. *	151,188	5,448,815
MediaAlpha, Inc., Class A *	12,978	269,293
Meta Platforms, Inc., Class A	1,211,404	593,745,442
SECURITY	NUMBER OF SHARES	VALUE ($)
Netflix, Inc. *	238,823	143,991,163
New York Times Co., Class A	90,135	3,991,178
News Corp., Class A	271,928	7,309,425
Nexstar Media Group, Inc.	17,829	2,962,645
Nextdoor Holdings, Inc. *	69,998	153,296
Omnicom Group, Inc.	108,167	9,560,881
Paramount Global, Class B	276,098	3,048,122
Pinterest, Inc., Class A *	320,204	11,751,487
Playtika Holding Corp. *	37,134	275,163
QuinStreet, Inc. *	26,616	389,392
ROBLOX Corp., Class A *	266,114	10,617,949
Roku, Inc. *	68,465	4,325,619
Rumble, Inc. *(a)	43,928	286,850
Scholastic Corp.	15,511	611,754
Shutterstock, Inc.	12,916	629,784
Sinclair, Inc.	22,207	329,774
Sirius XM Holdings, Inc. (a)	374,691	1,656,134
Skillz, Inc. *	7,498	51,286
Snap, Inc., Class A *	561,321	6,185,757
Sphere Entertainment Co. *	14,212	615,380
Stagwell, Inc. *	56,342	300,866
Take-Two Interactive Software, Inc. *	85,687	12,589,991
TechTarget, Inc. *	13,867	439,723
TEGNA, Inc.	108,481	1,519,819
Thryv Holdings, Inc. *	16,602	347,646
TKO Group Holdings, Inc.	32,242	2,699,623
Trade Desk, Inc., Class A *	243,042	20,763,078
TripAdvisor, Inc. *	57,999	1,555,533
Vimeo, Inc. *	83,554	400,224
Vivid Seats, Inc., Class A *	26,708	160,782
Walt Disney Co.	997,657	111,318,568
Warner Bros Discovery, Inc. *	1,218,357	10,709,358
Warner Music Group Corp., Class A	75,093	2,622,998
WideOpenWest, Inc. *	29,639	118,556
Yelp, Inc. *	37,447	1,439,463
Ziff Davis, Inc. *	25,314	1,740,591
ZipRecruiter, Inc., Class A *	40,332	513,023
ZoomInfo Technologies, Inc. *	166,181	2,785,194
		1,994,296,056

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
10X Genomics, Inc., Class A *	56,277	2,624,759
2seventy bio, Inc. *	51,128	265,866
4D Molecular Therapeutics, Inc. *	20,276	568,134
89bio, Inc. *	34,785	398,984
AbbVie, Inc.	963,153	169,563,086
Absci Corp. *	55,100	284,316
ACADIA Pharmaceuticals, Inc. *	64,785	1,505,603
ACELYRIN, Inc. *	16,753	141,563
Adaptive Biotechnologies Corp. *	55,192	226,839
ADMA Biologics, Inc. *	116,638	625,180
Agenus, Inc. *	164,304	110,084
Agilent Technologies, Inc.	159,613	21,924,442
Agios Pharmaceuticals, Inc. *	29,668	958,870
Akero Therapeutics, Inc. *	30,294	817,635
Akoya Biosciences, Inc. *	32,319	185,511
Alector, Inc. *	36,897	257,172
Alkermes PLC *	89,483	2,656,750
Allogene Therapeutics, Inc. *	62,373	306,251
Allovir, Inc. *	24,699	18,193
Alnylam Pharmaceuticals, Inc. *	68,867	10,405,115
Alpine Immune Sciences, Inc. *	23,686	834,221
ALX Oncology Holdings, Inc. *(a)	18,685	274,109
Amgen, Inc.	292,044	79,970,409
Amicus Therapeutics, Inc. *	153,315	1,965,498
Amneal Pharmaceuticals, Inc. *	58,427	322,517
Amphastar Pharmaceuticals, Inc. *	20,963	976,247
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report37

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Amylyx Pharmaceuticals, Inc. *	22,183	418,150
AnaptysBio, Inc. *	9,407	240,161
Anavex Life Sciences Corp. *(a)	45,964	236,255
ANI Pharmaceuticals, Inc. *	8,525	576,887
Anika Therapeutics, Inc. *	7,652	185,791
Apellis Pharmaceuticals, Inc. *	56,884	3,525,101
Apogee Therapeutics, Inc. *(a)	11,193	389,740
Arcellx, Inc. *	16,984	1,117,887
Arcturus Therapeutics Holdings, Inc. *	12,864	498,609
Arcus Biosciences, Inc. *	28,044	536,482
Arcutis Biotherapeutics, Inc. *	44,375	456,175
Ardelyx, Inc. *	134,173	1,250,492
Arrowhead Pharmaceuticals, Inc. *	66,996	2,150,572
ARS Pharmaceuticals, Inc. *	29,311	245,333
Arvinas, Inc. *	30,297	1,393,056
Atea Pharmaceuticals, Inc. *	44,703	192,670
Avantor, Inc. *	368,743	9,085,828
Avid Bioservices, Inc. *	32,996	253,409
Avidity Biosciences, Inc. *	39,860	729,438
Axsome Therapeutics, Inc. *	21,792	1,773,433
Azenta, Inc. *	32,661	2,127,864
Beam Therapeutics, Inc. *	41,798	1,650,603
BioCryst Pharmaceuticals, Inc. *	123,677	696,302
Biogen, Inc. *	79,179	17,181,051
Biohaven Ltd. *	35,202	1,694,624
BioLife Solutions, Inc. *	18,485	312,396
BioMarin Pharmaceutical, Inc. *	102,092	8,808,498
Biomea Fusion, Inc. *(a)	13,645	238,787
Bio-Rad Laboratories, Inc., Class A *	11,656	3,798,457
Bio-Techne Corp.	85,841	6,315,322
Bioxcel Therapeutics, Inc. *	20,964	66,666
Blueprint Medicines Corp. *	32,971	3,083,448
Bridgebio Pharma, Inc. *	71,170	2,430,455
Bristol-Myers Squibb Co.	1,110,241	56,344,731
Bruker Corp.	50,923	4,406,876
C4 Therapeutics, Inc. *	26,381	289,663
CareDx, Inc. *	28,300	301,112
Cargo Therapeutics, Inc. *(a)	14,671	354,745
Caribou Biosciences, Inc. *	48,496	383,603
Cassava Sciences, Inc. *(a)	21,529	494,736
Catalent, Inc. *	100,278	5,749,941
Catalyst Pharmaceuticals, Inc. *	60,336	967,186
Celldex Therapeutics, Inc. *	29,687	1,426,757
Cerevel Therapeutics Holdings, Inc. *	48,033	1,969,353
Charles River Laboratories International, Inc. *	27,926	7,098,510
Cogent Biosciences, Inc. *	41,269	288,883
Coherus Biosciences, Inc. *	58,942	134,388
Collegium Pharmaceutical, Inc. *	18,753	688,423
Corcept Therapeutics, Inc. *	48,914	1,149,479
Crinetics Pharmaceuticals, Inc. *	31,083	1,272,538
CRISPR Therapeutics AG *	42,654	3,592,320
CryoPort, Inc. *	24,882	439,665
Cullinan Oncology, Inc. *	13,674	252,559
Cymabay Therapeutics, Inc. *	58,004	1,867,149
Cytek Biosciences, Inc. *	59,872	461,014
Cytokinetics, Inc. *	54,140	3,911,074
Danaher Corp.	358,852	90,839,795
Day One Biopharmaceuticals, Inc. *	31,259	522,963
Deciphera Pharmaceuticals, Inc. *	30,373	506,925
Denali Therapeutics, Inc. *	68,479	1,354,515
Disc Medicine, Inc. *	6,415	440,518
Dynavax Technologies Corp. *	72,274	915,712
Dyne Therapeutics, Inc. *	30,366	816,845
Edgewise Therapeutics, Inc. *	23,104	377,288
Editas Medicine, Inc. *	51,290	515,977
Elanco Animal Health, Inc. *	268,008	4,258,647
Eli Lilly & Co.	435,202	328,003,043
SECURITY	NUMBER OF SHARES	VALUE ($)
Emergent BioSolutions, Inc. *	38,572	124,588
Enanta Pharmaceuticals, Inc. *	10,558	151,718
Enliven Therapeutics, Inc. *(a)	10,651	170,096
Entrada Therapeutics, Inc. *	9,381	124,111
Erasca, Inc. *	44,729	106,455
Exact Sciences Corp. *	98,017	5,638,918
Exelixis, Inc. *	172,561	3,779,086
Fate Therapeutics, Inc. *	45,538	322,864
Fortrea Holdings, Inc. *	47,771	1,793,323
Genelux Corp. *(a)	10,720	78,256
Generation Bio Co. *	34,384	86,304
Geron Corp. *	254,321	508,642
Gilead Sciences, Inc.	678,803	48,941,696
Gossamer Bio, Inc. *	163,633	230,723
Halozyme Therapeutics, Inc. *	71,622	2,851,272
Harmony Biosciences Holdings, Inc. *	19,150	614,715
Heron Therapeutics, Inc. *(a)	77,947	207,339
HilleVax, Inc. *	15,250	276,787
Humacyte, Inc. *	22,535	98,027
Ideaya Biosciences, Inc. *	36,041	1,611,033
IGM Biosciences, Inc. *	15,207	192,064
Illumina, Inc. *	87,439	12,226,595
ImmunityBio, Inc. *(a)	76,803	363,278
Immunovant, Inc. *	30,077	1,063,823
Incyte Corp. *	100,783	5,881,696
Inhibrx, Inc. *	16,492	604,102
Innoviva, Inc. *	31,036	474,230
Insmed, Inc. *	79,458	2,202,576
Intellia Therapeutics, Inc. *	48,076	1,544,201
Intra-Cellular Therapies, Inc. *	48,721	3,387,084
Invivyd, Inc. *(a)	31,342	123,174
Ionis Pharmaceuticals, Inc. *	78,327	3,541,164
Iovance Biotherapeutics, Inc. *	132,432	2,106,993
IQVIA Holdings, Inc. *	99,937	24,700,429
Ironwood Pharmaceuticals, Inc. *	71,888	677,904
iTeos Therapeutics, Inc. *	13,697	146,695
Jazz Pharmaceuticals PLC *	33,896	4,030,234
Johnson & Johnson	1,313,552	211,981,022
Karuna Therapeutics, Inc. *	19,538	6,134,346
Keros Therapeutics, Inc. *	13,429	906,457
Krystal Biotech, Inc. *	13,053	2,081,562
Kura Oncology, Inc. *	44,875	945,965
Kymera Therapeutics, Inc. *	21,391	913,396
Lexicon Pharmaceuticals, Inc. *(a)	55,387	137,914
Ligand Pharmaceuticals, Inc. *	9,244	733,511
Lyell Immunopharma, Inc. *	77,564	226,487
MacroGenics, Inc. *	32,841	589,168
Madrigal Pharmaceuticals, Inc. *	8,832	2,086,118
MannKind Corp. *	140,346	576,822
Maravai LifeSciences Holdings, Inc., Class A *	42,464	328,247
Medpace Holdings, Inc. *	12,569	4,996,429
Merck & Co., Inc.	1,383,153	175,867,904
Mesa Laboratories, Inc.	2,759	301,255
Mettler-Toledo International, Inc. *	11,837	14,763,343
MiMedx Group, Inc. *	61,381	500,869
Mind Medicine MindMed, Inc. *	24,315	138,960
Mineralys Therapeutics, Inc. *	6,494	99,878
Mirum Pharmaceuticals, Inc. *	22,309	640,491
Moderna, Inc. *	181,304	16,723,481
Monte Rosa Therapeutics, Inc. *	15,781	99,894
Morphic Holding, Inc. *	21,926	810,166
Myriad Genetics, Inc. *	51,523	1,078,376
Natera, Inc. *	61,738	5,339,720
Nektar Therapeutics *	119,276	84,686
Neumora Therapeutics, Inc. *(a)	14,667	258,579
Neurocrine Biosciences, Inc. *	53,953	7,035,471
Novavax, Inc. *(a)	36,562	180,616
See financial notes
38Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nurix Therapeutics, Inc. *	25,137	310,442
Nuvalent, Inc., Class A *	17,175	1,444,761
Nuvation Bio, Inc. *	71,459	133,628
Omeros Corp. *(a)	33,500	150,750
OmniAb, Inc. *	55,026	321,352
Organogenesis Holdings, Inc. *	43,688	155,966
Organon & Co.	138,048	2,403,416
Pacific Biosciences of California, Inc. *	141,165	780,642
Pacira BioSciences, Inc. *	25,272	751,084
Perrigo Co. PLC	73,964	1,942,295
Pfizer, Inc.	3,078,801	81,772,955
Phathom Pharmaceuticals, Inc. *	21,085	225,609
Phibro Animal Health Corp., Class A	11,051	142,889
Pliant Therapeutics, Inc. *	32,289	512,426
Poseida Therapeutics, Inc. *	27,737	109,839
Precigen, Inc. *	100,270	154,416
Prelude Therapeutics, Inc. *	9,131	39,263
Prestige Consumer Healthcare, Inc. *	26,931	1,873,859
Prime Medicine, Inc. *	21,433	184,967
Protagonist Therapeutics, Inc. *	34,629	1,052,029
Prothena Corp. PLC *	22,035	607,946
PTC Therapeutics, Inc. *	40,372	1,138,087
Quanterix Corp. *	19,748	473,162
RAPT Therapeutics, Inc. *	18,585	159,273
Recursion Pharmaceuticals, Inc., Class A *	85,680	1,153,253
Regeneron Pharmaceuticals, Inc. *	58,415	56,434,147
REGENXBIO, Inc. *	21,762	379,529
Relay Therapeutics, Inc. *	47,685	477,804
Repligen Corp. *	28,111	5,453,253
Replimune Group, Inc. *	29,091	249,601
Revance Therapeutics, Inc. *	46,335	330,832
REVOLUTION Medicines, Inc. *	68,655	2,023,949
Revvity, Inc.	67,696	7,418,805
Rhythm Pharmaceuticals, Inc. *	28,581	1,240,987
Rocket Pharmaceuticals, Inc. *	38,589	1,130,658
Roivant Sciences Ltd. *	175,732	2,010,374
Royalty Pharma PLC, Class A	210,206	6,377,650
Sage Therapeutics, Inc. *	28,339	608,722
Sana Biotechnology, Inc. *	51,321	515,263
Sangamo Therapeutics, Inc. *	123,364	143,102
Sarepta Therapeutics, Inc. *	50,599	6,471,612
Scholar Rock Holding Corp. *	27,506	426,343
Scilex Holding Co. *(c)	38,288	81,552
SIGA Technologies, Inc.	21,142	110,150
Sotera Health Co. *	68,023	1,021,025
SpringWorks Therapeutics, Inc. *	34,102	1,679,865
Stoke Therapeutics, Inc. *	15,257	118,089
Summit Therapeutics, Inc. *(a)	77,236	350,651
Supernus Pharmaceuticals, Inc. *	30,246	898,306
Syndax Pharmaceuticals, Inc. *	42,259	990,551
Tango Therapeutics, Inc. *	28,456	316,715
Tarsus Pharmaceuticals, Inc. *	16,348	624,821
TG Therapeutics, Inc. *	77,169	1,328,850
Theravance Biopharma, Inc. *	15,464	146,444
Thermo Fisher Scientific, Inc.	210,858	120,227,014
Third Harmonic Bio, Inc. *	6,349	64,379
Travere Therapeutics, Inc. *	35,287	266,770
Twist Bioscience Corp. *	30,959	1,216,379
Tyra Biosciences, Inc. *(a)	6,026	120,460
Ultragenyx Pharmaceutical, Inc. *	46,744	2,417,600
uniQure NV *	24,022	138,127
United Therapeutics Corp. *	25,314	5,711,851
Vanda Pharmaceuticals, Inc. *	28,272	126,376
Vaxcyte, Inc. *	53,204	3,927,519
Vera Therapeutics, Inc. *	23,743	1,117,820
Veracyte, Inc. *	39,843	938,303
Vericel Corp. *	26,068	1,190,786
SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex Pharmaceuticals, Inc. *	140,574	59,145,105
Verve Therapeutics, Inc. *	21,852	372,577
Viatris, Inc.	651,090	8,053,983
Viking Therapeutics, Inc. *	54,973	4,235,670
Vir Biotechnology, Inc. *	51,271	576,286
Viridian Therapeutics, Inc. *	29,521	552,338
Waters Corp. *	32,099	10,830,845
West Pharmaceutical Services, Inc.	40,381	14,470,935
Xencor, Inc. *	32,669	749,754
Y-mAbs Therapeutics, Inc. *	17,125	285,987
Zentalis Pharmaceuticals, Inc. *	32,403	483,129
Zoetis, Inc.	250,237	49,629,504
Zura Bio Ltd. *	6,798	25,017
		1,966,016,030

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	62,008	388,790
CBRE Group, Inc., Class A *	166,087	15,261,734
Compass, Inc., Class A *	180,275	712,086
CoStar Group, Inc. *	222,629	19,375,402
Cushman & Wakefield PLC *	89,904	898,141
DigitalBridge Group, Inc.	80,315	1,475,386
eXp World Holdings, Inc.	39,789	521,236
Forestar Group, Inc. *	11,887	400,830
FRP Holdings, Inc. *	3,539	213,048
Howard Hughes Holdings, Inc. *	17,250	1,317,900
Jones Lang LaSalle, Inc. *	25,783	4,904,958
Kennedy-Wilson Holdings, Inc.	64,797	568,918
Marcus & Millichap, Inc.	13,513	495,792
Newmark Group, Inc., Class A	69,404	748,869
Offerpad Solutions, Inc. *(a)	532	4,490
Opendoor Technologies, Inc. *	321,246	989,438
Redfin Corp. *	61,676	438,208
RMR Group, Inc., Class A	7,974	195,124
Seritage Growth Properties, Class A *	24,233	228,517
St. Joe Co.	20,003	1,077,561
Star Holdings *	7,729	95,453
Tejon Ranch Co. *	14,071	234,001
Zillow Group, Inc., Class C *	113,725	6,385,659
		56,931,541

Semiconductors & Semiconductor Equipment 8.8%
ACM Research, Inc., Class A *	29,762	920,241
Advanced Micro Devices, Inc. *	881,783	169,769,681
Aehr Test Systems *	14,052	228,626
Allegro MicroSystems, Inc. *	38,704	1,218,789
Alpha & Omega Semiconductor Ltd. *	11,749	257,303
Ambarella, Inc. *	20,618	1,151,515
Amkor Technology, Inc.	55,355	1,717,112
Analog Devices, Inc.	271,991	52,173,314
Applied Materials, Inc.	456,597	92,059,087
Axcelis Technologies, Inc. *	17,612	1,984,344
Broadcom, Inc.	239,438	311,386,725
CEVA, Inc. *	12,404	280,827
Cirrus Logic, Inc. *	29,917	2,746,979
Cohu, Inc. *	25,788	828,568
Credo Technology Group Holding Ltd. *	68,836	1,482,727
Diodes, Inc. *	24,607	1,672,784
Enphase Energy, Inc. *	74,548	9,468,341
Entegris, Inc.	81,349	10,930,052
First Solar, Inc. *	58,685	9,031,035
FormFactor, Inc. *	42,016	1,807,948
Ichor Holdings Ltd. *	15,366	657,665
Impinj, Inc. *	13,408	1,464,422
indie Semiconductor, Inc., Class A *	68,038	421,155
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report39

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Intel Corp.	2,298,852	98,965,579
KLA Corp.	74,107	50,563,206
Kulicke & Soffa Industries, Inc.	30,655	1,459,791
Lam Research Corp.	71,919	67,478,002
Lattice Semiconductor Corp. *	76,562	5,865,415
MACOM Technology Solutions Holdings, Inc. *	29,374	2,594,605
Marvell Technology, Inc.	471,080	33,757,593
MaxLinear, Inc. *	40,602	789,303
Microchip Technology, Inc.	295,165	24,835,183
Micron Technology, Inc.	599,379	54,309,731
MKS Instruments, Inc.	34,126	4,189,308
Monolithic Power Systems, Inc.	26,045	18,753,442
Navitas Semiconductor Corp. *	66,050	405,547
NVIDIA Corp.	1,348,062	1,066,478,809
NXP Semiconductors NV	140,877	35,181,213
ON Semiconductor Corp. *	234,965	18,543,438
Onto Innovation, Inc. *	26,399	4,861,640
PDF Solutions, Inc. *	16,040	545,200
Photronics, Inc. *	34,398	990,318
Power Integrations, Inc.	31,083	2,221,191
Qorvo, Inc. *	53,118	6,084,667
QUALCOMM, Inc.	607,439	95,847,800
Rambus, Inc. *	59,022	3,496,463
Rigetti Computing, Inc. *(a)	54,307	102,097
Semtech Corp. *	34,148	723,938
Silicon Laboratories, Inc. *	17,169	2,361,424
SiTime Corp. *	10,076	932,030
SkyWater Technology, Inc. *	19,557	226,079
Skyworks Solutions, Inc.	87,665	9,197,812
SMART Global Holdings, Inc. *	27,804	591,391
SolarEdge Technologies, Inc. *	30,610	2,056,074
Synaptics, Inc. *	21,254	2,127,525
Teradyne, Inc.	83,607	8,660,849
Texas Instruments, Inc.	495,434	82,900,971
Ultra Clean Holdings, Inc. *	23,748	1,025,914
Universal Display Corp.	23,685	4,131,138
Veeco Instruments, Inc. *	31,436	1,138,297
Wolfspeed, Inc. *	68,231	1,775,371
		2,389,827,594

Software & Services 12.4%
8x8, Inc. *	62,527	176,951
A10 Networks, Inc.	35,220	468,778
Accenture PLC, Class A	342,421	128,332,542
ACI Worldwide, Inc. *	58,257	1,917,238
Adeia, Inc.	56,357	639,088
Adobe, Inc. *	248,534	139,248,630
Agilysys, Inc. *	10,717	833,783
Akamai Technologies, Inc. *	82,743	9,177,854
Alarm.com Holdings, Inc. *	27,336	2,069,062
Alkami Technology, Inc. *	19,655	490,392
Altair Engineering, Inc., Class A *	30,461	2,591,622
Alteryx, Inc., Class A *	34,538	1,659,206
Amplitude, Inc., Class A *	35,479	420,781
ANSYS, Inc. *	47,160	15,759,457
Appfolio, Inc., Class A *	10,868	2,631,034
Appian Corp., Class A *	23,064	803,780
Applied Digital Corp. *(a)	32,724	135,805
AppLovin Corp., Class A *	70,255	4,195,629
Asana, Inc., Class A *	43,056	848,203
Aspen Technology, Inc. *	15,159	2,939,179
Atlassian Corp., Class A *	84,525	17,532,175
Aurora Innovation, Inc. *	450,250	1,143,635
Autodesk, Inc. *	116,495	30,075,514
AvePoint, Inc. *	47,177	377,416
Bentley Systems, Inc., Class B	124,395	6,390,171
SECURITY	NUMBER OF SHARES	VALUE ($)
BigCommerce Holdings, Inc. *	19,064	147,746
Bill Holdings, Inc. *	53,699	3,400,758
Blackbaud, Inc. *	22,855	1,581,109
BlackLine, Inc. *	27,608	1,566,202
Blend Labs, Inc., Class A *(a)	88,678	218,148
Box, Inc., Class A *	77,829	2,007,210
Braze, Inc., Class A *	28,021	1,594,395
C3.ai, Inc., Class A *(a)	51,496	1,903,807
Cadence Design Systems, Inc. *	148,382	45,164,513
CCC Intelligent Solutions Holdings, Inc. *	137,693	1,612,385
Cerence, Inc. *	21,939	326,891
Cipher Mining, Inc. *(a)	26,863	79,514
Cleanspark, Inc. *	84,214	1,408,058
Clear Secure, Inc., Class A	44,674	859,975
Clearwater Analytics Holdings, Inc., Class A *	69,089	1,189,713
Cloudflare, Inc., Class A *	161,439	15,908,199
Cognizant Technology Solutions Corp., Class A	272,959	21,569,220
CommVault Systems, Inc. *	23,592	2,257,990
Confluent, Inc., Class A *	120,916	4,095,425
Consensus Cloud Solutions, Inc. *	9,424	150,030
Couchbase, Inc. *	18,837	528,943
Crowdstrike Holdings, Inc., Class A *	123,370	39,990,385
CS Disco, Inc. *	11,111	73,999
Datadog, Inc., Class A *	164,572	21,634,635
Digimarc Corp. *	7,514	263,441
Digital Turbine, Inc. *	50,025	158,579
DigitalOcean Holdings, Inc. *	29,870	1,132,670
DocuSign, Inc. *	110,249	5,872,964
Dolby Laboratories, Inc., Class A	32,257	2,612,817
Domo, Inc., Class B *	17,125	197,109
DoubleVerify Holdings, Inc. *	74,997	2,316,657
Dropbox, Inc., Class A *	139,623	3,343,971
DXC Technology Co. *	105,992	2,316,985
Dynatrace, Inc. *	129,079	6,395,864
E2open Parent Holdings, Inc. *	93,042	393,568
Elastic NV *	44,066	5,896,471
Enfusion, Inc., Class A *	22,999	199,401
Envestnet, Inc. *	26,822	1,382,138
EPAM Systems, Inc. *	31,450	9,573,380
Everbridge, Inc. *	21,873	618,350
EverCommerce, Inc. *	15,524	151,980
Expensify, Inc., Class A *	50,138	104,287
Fair Isaac Corp. *	13,452	17,082,829
Fastly, Inc., Class A *	66,769	949,455
Five9, Inc. *	38,965	2,376,865
Fortinet, Inc. *	347,713	24,030,445
Freshworks, Inc., Class A *	92,981	1,900,532
Gartner, Inc. *	42,567	19,817,493
Gen Digital, Inc.	304,646	6,546,843
Gitlab, Inc., Class A *	47,481	3,424,330
GoDaddy, Inc., Class A *	76,316	8,711,471
Grid Dynamics Holdings, Inc. *	29,865	402,879
Guidewire Software, Inc. *	45,152	5,388,440
Hackett Group, Inc.	12,836	317,306
HashiCorp, Inc., Class A *	62,905	1,639,933
HubSpot, Inc. *	27,509	17,022,844
Informatica, Inc., Class A *	21,028	685,092
Instructure Holdings, Inc. *	9,131	209,283
Intapp, Inc. *	16,350	641,411
InterDigital, Inc.	14,479	1,549,543
International Business Machines Corp.	498,349	92,209,515
Intuit, Inc.	153,011	101,429,462
Jamf Holding Corp. *	30,725	552,743
Kaltura, Inc. *	37,581	49,983
See financial notes
40Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Klaviyo, Inc., Class A *(a)	16,957	449,361
Kyndryl Holdings, Inc. *	123,966	2,723,533
LivePerson, Inc. *	50,163	63,707
LiveRamp Holdings, Inc. *	34,910	1,221,152
Manhattan Associates, Inc. *	33,515	8,490,355
Marathon Digital Holdings, Inc. *	123,173	3,190,181
Matterport, Inc. *	60,192	127,607
MeridianLink, Inc. *	10,730	203,441
Microsoft Corp.	4,056,334	1,677,861,996
MicroStrategy, Inc., Class A *	6,799	6,954,289
Model N, Inc. *	18,725	459,886
MongoDB, Inc. *	38,898	17,409,967
N-able, Inc. *	37,931	510,931
nCino, Inc. *	33,060	986,510
NCR Voyix Corp. *	72,303	1,056,347
NextNav, Inc. *(a)	18,590	79,565
Nutanix, Inc., Class A *	132,802	8,387,774
Okta, Inc. *	86,021	9,230,053
Olo, Inc., Class A *	60,136	349,992
ON24, Inc.	22,903	160,779
OneSpan, Inc. *	20,092	193,084
Oracle Corp.	867,601	96,893,680
PagerDuty, Inc. *	51,653	1,247,936
Palantir Technologies, Inc., Class A *	1,049,622	26,324,520
Palo Alto Networks, Inc. *	169,750	52,715,862
Pegasystems, Inc.	22,519	1,464,636
Perficient, Inc. *	19,212	1,246,282
PowerSchool Holdings, Inc., Class A *	30,904	645,585
Procore Technologies, Inc. *	48,031	3,747,859
Progress Software Corp.	23,388	1,247,984
PROS Holdings, Inc. *	22,353	799,120
PTC, Inc. *	65,168	11,926,396
Q2 Holdings, Inc. *	31,771	1,468,773
Qualys, Inc. *	19,901	3,420,186
Rackspace Technology, Inc. *	35,955	75,865
Rapid7, Inc. *	33,139	1,941,283
RingCentral, Inc., Class A *	46,364	1,549,485
Riot Platforms, Inc. *	114,123	1,611,417
Roper Technologies, Inc.	58,270	31,741,417
Salesforce, Inc. *	531,035	163,994,229
Samsara, Inc., Class A *	88,957	3,073,464
SEMrush Holdings, Inc., Class A *	16,903	210,949
SentinelOne, Inc., Class A *	133,293	3,754,864
ServiceNow, Inc. *	111,881	86,298,291
Smartsheet, Inc., Class A *	74,939	3,163,175
Snowflake, Inc., Class A *	180,193	33,926,738
SolarWinds Corp. *	26,264	313,592
SoundHound AI, Inc., Class A *(a)	124,924	926,936
Splunk, Inc. *	84,472	13,196,216
Sprinklr, Inc., Class A *	56,773	739,752
Sprout Social, Inc., Class A *	25,877	1,599,716
SPS Commerce, Inc. *	19,805	3,667,094
Squarespace, Inc., Class A *	27,672	920,924
Synopsys, Inc. *	82,985	47,610,984
Telos Corp. *	25,208	92,513
Tenable Holdings, Inc. *	62,600	3,014,816
Teradata Corp. *	54,640	2,055,557
Thoughtworks Holding, Inc. *	58,964	183,968
Tucows, Inc., Class A *	4,729	89,378
Twilio, Inc., Class A *	98,346	5,860,438
Tyler Technologies, Inc. *	23,125	10,108,862
UiPath, Inc., Class A *	223,990	5,319,762
Unisys Corp. *	34,745	180,327
Unity Software, Inc. *	131,263	3,848,631
Varonis Systems, Inc. *	59,898	3,042,818
Verint Systems, Inc. *	34,467	1,089,502
VeriSign, Inc. *	48,657	9,502,226
Vertex, Inc., Class A *	27,131	911,059
SECURITY	NUMBER OF SHARES	VALUE ($)
Weave Communications, Inc. *	15,709	196,834
Workday, Inc., Class A *	112,971	33,288,035
Workiva, Inc. *	26,545	2,286,055
Xperi, Inc. *	22,415	245,668
Yext, Inc. *	56,107	332,153
Zeta Global Holdings Corp., Class A *	86,493	908,176
Zoom Video Communications, Inc., Class A *	139,637	9,876,525
Zscaler, Inc. *	48,251	11,675,294
Zuora, Inc., Class A *	68,723	555,282
		3,338,236,103

Technology Hardware & Equipment 7.2%
908 Devices, Inc. *	19,540	143,619
ADTRAN Holdings, Inc.	37,890	215,594
Advanced Energy Industries, Inc.	20,347	2,059,116
Amphenol Corp., Class A	326,004	35,612,677
Apple, Inc.	7,978,994	1,442,203,165
Arista Networks, Inc. *	137,260	38,095,140
Arlo Technologies, Inc. *	51,276	533,783
Arrow Electronics, Inc. *	29,834	3,505,495
Avnet, Inc.	49,218	2,293,067
Badger Meter, Inc.	15,897	2,522,695
Bel Fuse, Inc., Class B	6,025	313,119
Belden, Inc.	23,196	1,975,835
Benchmark Electronics, Inc.	19,474	598,047
Calix, Inc. *	31,231	1,089,025
CDW Corp.	73,148	18,009,769
Ciena Corp. *	81,452	4,641,135
Cisco Systems, Inc.	2,209,930	106,894,314
Clearfield, Inc. *	6,807	205,367
Cognex Corp.	95,572	3,770,315
Coherent Corp. *	73,583	4,376,717
CommScope Holding Co., Inc. *	85,289	99,362
Comtech Telecommunications Corp. *	16,670	112,689
Corning, Inc.	418,459	13,491,118
Corsair Gaming, Inc. *	21,670	280,627
Crane NXT Co.	25,917	1,514,071
CTS Corp.	17,135	763,536
Dell Technologies, Inc., Class C	138,950	13,153,007
Diebold Nixdorf, Inc. *	20,622	679,701
Digi International, Inc. *	19,972	590,372
ePlus, Inc. *	14,387	1,185,345
Evolv Technologies Holdings, Inc. *	41,212	196,581
Extreme Networks, Inc. *	69,798	882,247
F5, Inc. *	32,572	6,098,130
Fabrinet *	19,702	4,247,160
FARO Technologies, Inc. *	10,083	225,758
Harmonic, Inc. *	61,184	803,346
Hewlett Packard Enterprise Co.	698,238	10,634,165
HP, Inc.	476,008	13,485,307
Infinera Corp. *	112,070	562,591
Insight Enterprises, Inc. *	15,814	2,973,032
IonQ, Inc. *(a)	92,432	957,596
IPG Photonics Corp. *	15,696	1,355,350
Itron, Inc. *	24,777	2,296,332
Jabil, Inc.	69,783	10,055,032
Juniper Networks, Inc.	174,155	6,448,960
Keysight Technologies, Inc. *	97,218	15,000,737
Kimball Electronics, Inc. *	13,923	313,407
Knowles Corp. *	51,668	844,255
Lightwave Logic, Inc. *(a)	61,132	257,366
Littelfuse, Inc.	13,484	3,212,428
Lumentum Holdings, Inc. *	37,064	1,796,492
Methode Electronics, Inc.	19,645	418,439
MicroVision, Inc. *(a)	97,005	228,932
Mirion Technologies, Inc. *	99,343	971,575
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report41

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Motorola Solutions, Inc.	90,769	29,989,170
Napco Security Technologies, Inc.	15,545	699,991
NetApp, Inc.	114,192	10,176,791
NETGEAR, Inc. *	16,308	244,457
NetScout Systems, Inc. *	41,527	899,060
nLight, Inc. *	24,099	318,830
Novanta, Inc. *	19,331	3,343,103
OSI Systems, Inc. *	8,239	1,080,792
Ouster, Inc. *	15,590	84,654
PAR Technology Corp. *	15,132	663,084
PC Connection, Inc.	5,785	384,008
Plexus Corp. *	14,822	1,399,197
Pure Storage, Inc., Class A *	161,459	8,500,816
Ribbon Communications, Inc. *	49,287	147,368
Rogers Corp. *	9,141	1,024,432
Sanmina Corp. *	31,438	1,986,882
ScanSource, Inc. *	12,894	557,408
Seagate Technology Holdings PLC	105,278	9,796,118
SmartRent, Inc. *	102,837	298,227
Super Micro Computer, Inc. *	25,232	21,853,940
TD SYNNEX Corp.	31,396	3,262,044
TE Connectivity Ltd.	169,654	24,355,528
Teledyne Technologies, Inc. *	25,726	10,991,948
Trimble, Inc. *	134,905	8,254,837
TTM Technologies, Inc. *	57,173	849,019
Ubiquiti, Inc.	2,172	254,515
Viasat, Inc. *	41,787	817,772
Viavi Solutions, Inc. *	121,624	1,161,509
Vishay Intertechnology, Inc.	68,306	1,485,656
Vontier Corp.	84,965	3,653,495
Western Digital Corp. *	177,530	10,557,709
Xerox Holdings Corp.	62,717	1,169,672
Zebra Technologies Corp., Class A *	28,286	7,905,371
		1,953,360,443

Telecommunication Services 0.8%
Anterix, Inc. *	10,845	430,547
AT&T, Inc.	3,896,154	65,961,887
ATN International, Inc.	5,570	186,818
Bandwidth, Inc., Class A *	12,559	257,962
Cogent Communications Holdings, Inc.	23,216	1,878,407
Consolidated Communications Holdings, Inc. *	40,953	176,507
Frontier Communications Parent, Inc. *	121,514	2,877,452
GCI Liberty, Inc. *(c)	47,809	0
Globalstar, Inc. *	404,970	631,753
Gogo, Inc. *	36,684	299,341
IDT Corp., Class B *	11,326	421,441
Iridium Communications, Inc.	68,334	1,978,269
Liberty Global Ltd., Class C *	200,142	3,712,634
Liberty Latin America Ltd., Class C *	83,903	547,048
Lumen Technologies, Inc. *	597,610	968,128
Shenandoah Telecommunications Co.	27,884	520,315
Telephone & Data Systems, Inc.	54,908	840,092
T-Mobile U.S., Inc.	277,143	45,257,452
U.S. Cellular Corp. *	7,821	272,875
Verizon Communications, Inc.	2,291,797	91,717,716
		218,936,644

Transportation 1.8%
Air Transport Services Group, Inc. *	30,391	366,819
Alaska Air Group, Inc. *	72,198	2,699,483
Allegiant Travel Co.	8,571	623,797
American Airlines Group, Inc. *	356,626	5,591,896
SECURITY	NUMBER OF SHARES	VALUE ($)
ArcBest Corp.	12,952	1,850,323
Avis Budget Group, Inc.	10,677	1,153,543
CH Robinson Worldwide, Inc.	63,216	4,683,041
CSX Corp.	1,076,908	40,857,890
Daseke, Inc. *	23,778	196,169
Delta Air Lines, Inc.	352,696	14,908,460
Expeditors International of Washington, Inc.	78,960	9,443,616
FedEx Corp.	126,243	31,430,720
Forward Air Corp.	13,922	516,924
Frontier Group Holdings, Inc. *	20,492	142,214
GXO Logistics, Inc. *	64,609	3,344,162
Hawaiian Holdings, Inc. *	22,556	318,265
Heartland Express, Inc.	25,961	331,782
Hertz Global Holdings, Inc. *	72,476	568,937
Hub Group, Inc., Class A *	34,990	1,488,125
JB Hunt Transport Services, Inc.	44,674	9,216,693
JetBlue Airways Corp. *	180,284	1,168,240
Joby Aviation, Inc. *	200,588	1,127,305
Kirby Corp. *	32,614	2,860,900
Knight-Swift Transportation Holdings, Inc.	87,223	4,914,144
Landstar System, Inc.	19,586	3,725,257
Lyft, Inc., Class A *	192,008	3,049,087
Marten Transport Ltd.	31,847	600,316
Matson, Inc.	19,497	2,165,142
Norfolk Southern Corp.	123,600	31,317,768
Old Dominion Freight Line, Inc.	48,864	21,621,343
RXO, Inc. *	64,198	1,381,541
Ryder System, Inc.	23,749	2,709,761
Saia, Inc. *	14,343	8,252,962
Schneider National, Inc., Class B	19,539	460,143
SkyWest, Inc. *	21,755	1,397,106
Southwest Airlines Co.	324,502	11,120,684
Spirit Airlines, Inc. (a)	59,606	384,459
Sun Country Airlines Holdings, Inc. *	22,109	331,635
Uber Technologies, Inc. *	1,123,443	89,313,718
U-Haul Holding Co. *	5,151	331,621
U-Haul Holding Co., Non Voting Shares	53,307	3,388,726
Union Pacific Corp.	332,593	84,375,518
United Airlines Holdings, Inc. *	178,321	8,111,822
United Parcel Service, Inc., Class B	394,746	58,525,042
Universal Logistics Holdings, Inc.	3,740	126,524
Werner Enterprises, Inc.	34,953	1,403,013
XPO, Inc. *	62,707	7,544,906
		481,441,542

Utilities 2.1%
AES Corp.	365,189	5,550,873
ALLETE, Inc.	30,843	1,746,948
Alliant Energy Corp.	138,952	6,634,958
Altus Power, Inc. *	40,014	272,495
Ameren Corp.	144,649	10,297,562
American Electric Power Co., Inc.	286,618	24,416,988
American States Water Co.	20,113	1,436,269
American Water Works Co., Inc.	106,774	12,656,990
Atmos Energy Corp.	80,445	9,083,045
Avangrid, Inc.	38,128	1,186,925
Avista Corp.	41,559	1,379,759
Black Hills Corp.	36,168	1,881,821
California Water Service Group	30,681	1,407,951
CenterPoint Energy, Inc.	343,543	9,447,433
Chesapeake Utilities Corp.	11,729	1,196,710
Clearway Energy, Inc., Class C	62,895	1,371,111
CMS Energy Corp.	160,138	9,187,117
Consolidated Edison, Inc.	188,144	16,408,038
See financial notes
42Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Constellation Energy Corp.	174,393	29,376,501
Dominion Energy, Inc.	458,017	21,906,953
DTE Energy Co.	112,302	12,167,922
Duke Energy Corp.	420,987	38,659,236
Edison International	208,504	14,182,442
Entergy Corp.	115,220	11,702,895
Essential Utilities, Inc.	138,140	4,804,509
Evergy, Inc.	124,696	6,177,440
Eversource Energy	190,532	11,184,228
Exelon Corp.	542,944	19,459,113
FirstEnergy Corp.	282,820	10,354,040
Hawaiian Electric Industries, Inc.	59,270	721,909
IDACORP, Inc.	27,529	2,425,580
MGE Energy, Inc.	19,696	1,244,590
Middlesex Water Co.	9,494	483,150
Montauk Renewables, Inc. *	32,724	185,872
National Fuel Gas Co.	49,802	2,427,350
New Jersey Resources Corp.	54,930	2,285,637
NextEra Energy, Inc.	1,119,759	61,799,499
NiSource, Inc.	226,866	5,912,128
Northwest Natural Holding Co.	19,757	725,872
Northwestern Energy Group, Inc.	32,483	1,556,585
NRG Energy, Inc.	122,508	6,777,143
OGE Energy Corp.	108,605	3,574,191
ONE Gas, Inc.	30,189	1,799,264
Ormat Technologies, Inc.	30,840	2,009,226
Otter Tail Corp.	22,357	2,022,414
PG&E Corp.	1,161,238	19,381,062
Pinnacle West Capital Corp.	62,074	4,241,517
PNM Resources, Inc.	46,518	1,698,372
Portland General Electric Co.	55,478	2,228,551
PPL Corp.	401,287	10,581,938
Public Service Enterprise Group, Inc.	271,115	16,917,576
Sempra	342,319	24,167,722
SJW Group	16,960	933,818
Southern Co.	596,899	40,141,458
Southwest Gas Holdings, Inc.	32,537	2,217,397
Spire, Inc.	28,704	1,702,721
Sunnova Energy International, Inc. *	62,715	456,565
UGI Corp.	113,607	2,781,099
Unitil Corp.	8,367	426,382
Vistra Corp.	182,202	9,937,297
WEC Energy Group, Inc.	173,149	13,590,465
Xcel Energy, Inc.	300,481	15,832,344
York Water Co.	7,252	256,721
		558,981,687
Total Common Stocks (Cost $15,386,383,906)		26,957,436,296

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)	12,735,736	12,735,736
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)(e)	35,236,224	35,236,224
		47,971,960
Total Short-Term Investments (Cost $47,971,960)		47,971,960
Total Investments in Securities (Cost $15,434,355,866)		27,005,408,256

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/15/24	191	48,740,813	934,020

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $34,274,527.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 29, 2024:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/29/24	BALANCE OF SHARES HELD AT 2/29/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$46,580,980	$1,747,400	($582,810 )	($14,281 )	$6,069,350	$53,800,639	805,640	$398,085
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report43

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$23,403,296,743	$—	$—	$23,403,296,743
Health Care Equipment & Services	1,369,186,879	—	0 *	1,369,186,879
Pharmaceuticals, Biotechnology & Life Sciences	1,965,934,478	—	81,552	1,966,016,030
Telecommunication Services	218,936,644	—	0 *	218,936,644
Short-Term Investments[1]	47,971,960	—	—	47,971,960
Futures Contracts[2]	934,020	—	—	934,020
Total	$27,006,260,724	$—	$81,552	$27,006,342,276

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
44Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - affiliated (cost $36,850,284)		$53,800,639
Investments in securities, at value - unaffiliated (cost $15,397,505,582) including securities on loan of $34,274,527		26,951,607,617
Deposit with broker for futures contracts		3,292,800
Receivables:
Dividends		35,081,066
Investments sold		645,330
Variation margin on future contracts		212,943
Income from securities on loan		155,588
Foreign tax reclaims	+	10,434
Total assets		27,044,806,417

Liabilities
Collateral held for securities on loan		35,236,224
Payables:
Management fees		628,030
Investments bought	+	596,280
Total liabilities		36,460,534
Net assets		$27,008,345,883

Net Assets by Source
Capital received from investors		$15,913,299,806
Total distributable earnings	+	11,095,046,077
Net assets		$27,008,345,883

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$27,008,345,883		455,250,000		$59.33

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report45

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $66,866)		$187,288,288
Dividends received from securities - affiliated		398,085
Interest received from securities - unaffiliated		77,835
Securities on loan, net	+	904,328
Total investment income		188,668,536

Expenses
Management fees		3,592,214
Total expenses	–	3,592,214
Net investment income		185,076,322

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(131,264)
Net realized losses on sales of securities - unaffiliated		(58,183,757)
Net realized gains on sales of in-kind redemptions - affiliated		116,983
Net realized gains on sales of in-kind redemptions - unaffiliated		69,174,144
Net realized gains on futures contracts	+	3,358,845
Net realized gains		14,334,951
Net change in unrealized appreciation (depreciation) on securities - affiliated		6,069,350
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		3,062,439,066
Net change in unrealized appreciation (depreciation) on futures contracts	+	758,044
Net change in unrealized appreciation (depreciation)	+	3,069,266,460
Net realized and unrealized gains		3,083,601,411
Increase in net assets resulting from operations		$3,268,677,733
See financial notes
46Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$185,076,322	$344,248,322
Net realized gains		14,334,951	411,030,993
Net change in unrealized appreciation (depreciation)	+	3,069,266,460	2,265,097,115
Increase in net assets resulting from operations		$3,268,677,733	$3,020,376,430

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($185,868,810 )	($337,594,345 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,800,000	$583,285,729	35,500,000	$1,616,821,269
Shares redeemed	+	(2,100,000)	(113,057,131)	(26,950,000)	(1,204,382,336)
Net transactions in fund shares		8,700,000	$470,228,598	8,550,000	$412,438,933

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		446,550,000	$23,455,308,362	438,000,000	$20,360,087,344
Total increase	+	8,700,000	3,553,037,521	8,550,000	3,095,221,018
End of period		455,250,000	$27,008,345,883	446,550,000	$23,455,308,362
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report47

Schwab 1000 Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$43.47	$38.30	$44.81	$34.50	$28.80	$28.62
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	0.63	0.57	0.56	0.61	0.57
Net realized and unrealized gains (losses)	5.77	5.15	(6.51)	10.32	5.67	0.10
Total from investment operations	6.10	5.78	(5.94)	10.88	6.28	0.67
Less distributions:
Distributions from net investment income	(0.34)	(0.61)	(0.57)	(0.57)	(0.58)	(0.49)
Net asset value at end of period	$49.23	$43.47	$38.30	$44.81	$34.50	$28.80
Total return	14.14%[2]	15.31%	(13.36%)	31.95%	22.25%	2.42%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[3]	0.05%	0.05%[4]	0.05%	0.05%	0.05%
Net investment income (loss)	1.52%[3]	1.61%	1.36%	1.43%	2.03%	2.06%
Portfolio turnover rate[5]	2%[2]	4%	4%	5%	5%	5%
Net assets, end of period (x 1,000,000)	$3,375	$2,939	$2,235	$2,090	$1,145	$838

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
48Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv PLC *	20,193	1,605,142
Autoliv, Inc.	5,414	628,186
BorgWarner, Inc.	16,681	519,280
Ford Motor Co.	279,559	3,477,714
Fox Factory Holding Corp. *	2,967	150,101
General Motors Co.	97,460	3,993,911
Gentex Corp.	16,778	612,900
Harley-Davidson, Inc.	9,052	328,316
Lear Corp.	4,166	572,200
Lucid Group, Inc. *(a)	62,917	207,626
Rivian Automotive, Inc., Class A *	48,176	545,352
Tesla, Inc. *	197,288	39,828,501
Thor Industries, Inc.	3,768	482,982
		52,952,211

Banks 3.2%
Bank of America Corp.	490,993	16,949,078
Bank OZK	7,635	334,413
BOK Financial Corp.	1,999	169,935
Citigroup, Inc.	136,453	7,571,777
Citizens Financial Group, Inc.	33,319	1,045,883
Columbia Banking System, Inc.	14,727	266,559
Comerica, Inc.	9,595	473,801
Commerce Bancshares, Inc.	8,444	439,426
Cullen/Frost Bankers, Inc.	4,565	495,348
East West Bancorp, Inc.	10,258	747,398
Fifth Third Bancorp	48,593	1,668,684
First Citizens BancShares, Inc., Class A	871	1,370,788
First Horizon Corp.	39,594	558,275
Home BancShares, Inc.	13,484	316,335
Huntington Bancshares, Inc.	104,198	1,358,742
JPMorgan Chase & Co.	206,193	38,364,270
KeyCorp	66,444	948,156
M&T Bank Corp.	11,841	1,654,661
New York Community Bancorp, Inc.	51,318	245,813
Old National Bancorp	21,012	345,227
Pinnacle Financial Partners, Inc.	5,538	458,103
PNC Financial Services Group, Inc.	28,420	4,183,424
Popular, Inc.	5,249	439,236
Prosperity Bancshares, Inc.	6,730	420,019
Regions Financial Corp.	66,447	1,237,908
SouthState Corp.	5,488	461,212
Synovus Financial Corp.	10,378	393,741
Truist Financial Corp.	95,223	3,330,901
U.S. Bancorp	110,827	4,650,301
Valley National Bancorp	31,409	257,240
Webster Financial Corp.	12,206	581,494
Wells Fargo & Co.	258,859	14,389,972
Western Alliance Bancorp	7,875	454,624
Wintrust Financial Corp.	4,331	417,292
SECURITY	NUMBER OF SHARES	VALUE ($)
Zions Bancorp NA	10,970	432,547
		107,432,583

Capital Goods 6.3%
3M Co.	39,399	3,629,436
A O Smith Corp.	8,709	721,976
AAON, Inc.	4,899	411,418
Acuity Brands, Inc.	2,230	560,265
Advanced Drainage Systems, Inc.	4,912	801,835
AECOM	9,903	879,683
AGCO Corp.	4,411	483,887
Air Lease Corp.	7,305	292,931
Allegion PLC	6,285	803,663
Allison Transmission Holdings, Inc.	6,342	477,743
AMETEK, Inc.	16,464	2,966,484
API Group Corp. *	14,548	509,907
Applied Industrial Technologies, Inc.	2,750	522,197
Atkore, Inc.	2,756	466,866
Axon Enterprise, Inc. *	5,062	1,555,907
AZEK Co., Inc. *	10,714	515,451
Beacon Roofing Supply, Inc. *	4,516	387,879
Boeing Co. *	40,544	8,259,624
Boise Cascade Co.	2,884	391,964
Builders FirstSource, Inc. *	8,785	1,714,656
BWX Technologies, Inc.	6,647	670,217
Carlisle Cos., Inc.	3,479	1,217,650
Carrier Global Corp.	59,766	3,321,794
Caterpillar, Inc.	36,429	12,165,829
Chart Industries, Inc. *	2,970	424,294
Comfort Systems USA, Inc.	2,576	787,560
Core & Main, Inc., Class A *	12,010	573,237
Crane Co.	3,523	428,256
Cummins, Inc.	10,091	2,710,544
Curtiss-Wright Corp.	2,755	650,924
Deere & Co.	19,172	6,998,739
Donaldson Co., Inc.	8,630	618,081
Dover Corp.	9,958	1,646,854
Eaton Corp. PLC	28,486	8,232,454
EMCOR Group, Inc.	3,407	1,068,163
Emerson Electric Co.	40,669	4,345,483
Esab Corp.	4,009	397,372
Fastenal Co.	40,775	2,976,983
Ferguson PLC	14,586	3,084,210
Flowserve Corp.	9,340	395,269
Fluor Corp. *	12,128	446,310
Fortive Corp.	25,149	2,140,934
Fortune Brands Innovations, Inc.	9,091	739,462
Franklin Electric Co., Inc.	2,841	295,350
Generac Holdings, Inc. *	4,438	499,319
General Dynamics Corp.	16,213	4,430,202
General Electric Co.	77,584	12,172,154
Graco, Inc.	11,995	1,094,664
HEICO Corp.	7,104	1,373,914
Hexcel Corp.	5,975	444,899
Honeywell International, Inc.	46,995	9,339,316
Howmet Aerospace, Inc.	27,811	1,850,822
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report49

Schwab 1000 Index ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hubbell, Inc.	3,844	1,463,295
Huntington Ingalls Industries, Inc.	2,842	828,784
IDEX Corp.	5,430	1,280,937
Illinois Tool Works, Inc.	19,515	5,115,857
Ingersoll Rand, Inc.	28,878	2,637,428
ITT, Inc.	5,818	733,883
Johnson Controls International PLC	48,463	2,872,402
L3Harris Technologies, Inc.	13,591	2,876,671
Lennox International, Inc.	2,329	1,097,448
Leonardo DRS, Inc. *	5,033	114,299
Lincoln Electric Holdings, Inc.	4,120	1,057,192
Lockheed Martin Corp.	15,760	6,749,062
Masco Corp.	16,027	1,230,233
MasTec, Inc. *	4,219	318,366
Middleby Corp. *	3,915	595,706
MSC Industrial Direct Co., Inc., Class A	3,357	338,856
Mueller Industries, Inc.	8,209	421,778
Nordson Corp.	3,940	1,046,661
Northrop Grumman Corp.	10,147	4,677,970
nVent Electric PLC	11,851	797,809
Oshkosh Corp.	4,635	513,836
Otis Worldwide Corp.	29,162	2,779,139
Owens Corning	6,321	946,759
PACCAR, Inc.	37,355	4,142,296
Parker-Hannifin Corp.	9,190	4,920,785
Pentair PLC	11,915	926,868
Plug Power, Inc. *(a)	38,677	136,530
Quanta Services, Inc.	10,434	2,519,915
RBC Bearings, Inc. *	2,102	573,489
Regal Rexnord Corp.	4,701	806,174
Rockwell Automation, Inc.	8,199	2,337,371
RTX Corp.	102,547	9,195,389
Sensata Technologies Holding PLC	10,880	374,490
Simpson Manufacturing Co., Inc.	3,023	630,840
SiteOne Landscape Supply, Inc. *	3,231	544,359
Snap-on, Inc.	3,825	1,054,399
Stanley Black & Decker, Inc.	10,923	975,315
Textron, Inc.	14,024	1,249,118
Timken Co.	4,677	392,821
Toro Co.	7,423	685,217
Trane Technologies PLC	16,370	4,615,849
TransDigm Group, Inc.	3,978	4,685,050
Trex Co., Inc. *	7,802	715,912
UFP Industries, Inc.	4,379	501,965
United Rentals, Inc.	4,860	3,369,292
Valmont Industries, Inc.	1,502	318,319
Vertiv Holdings Co.	25,125	1,698,952
Watsco, Inc.	2,443	962,835
Watts Water Technologies, Inc., Class A	1,938	395,255
WESCO International, Inc.	3,123	466,857
Westinghouse Air Brake Technologies Corp.	12,816	1,810,773
WillScot Mobile Mini Holdings Corp. *	13,625	650,594
Woodward, Inc.	4,314	610,388
WW Grainger, Inc.	3,162	3,078,081
Xylem, Inc.	17,204	2,185,768
Zurn Elkay Water Solutions Corp.	10,087	320,262
		212,240,930

Commercial & Professional Services 1.5%
Automatic Data Processing, Inc.	29,358	7,372,675
Booz Allen Hamilton Holding Corp., Class A	9,330	1,378,134
Broadridge Financial Solutions, Inc.	8,438	1,717,808
CACI International, Inc., Class A *	1,576	590,764
Casella Waste Systems, Inc., Class A *	4,150	373,915
Cintas Corp.	6,210	3,903,668
SECURITY	NUMBER OF SHARES	VALUE ($)
Clarivate PLC *	30,873	221,668
Clean Harbors, Inc. *	3,575	651,008
Copart, Inc. *	62,107	3,300,987
Dayforce, Inc. *	11,080	772,941
Dun & Bradstreet Holdings, Inc.	17,128	180,529
Equifax, Inc.	8,774	2,400,479
ExlService Holdings, Inc. *	11,836	368,336
Exponent, Inc.	3,567	288,535
FTI Consulting, Inc. *	2,542	525,889
Genpact Ltd.	12,177	414,018
Jacobs Solutions, Inc.	9,045	1,326,449
KBR, Inc.	9,637	578,509
Leidos Holdings, Inc.	9,815	1,254,946
Maximus, Inc.	4,386	366,933
MSA Safety, Inc.	2,709	498,862
Parsons Corp. *	2,899	233,688
Paychex, Inc.	22,969	2,816,459
Paycom Software, Inc.	3,511	640,371
Paylocity Holding Corp. *	3,051	514,429
RB Global, Inc.	13,087	993,434
Republic Services, Inc.	14,594	2,679,458
Robert Half, Inc.	7,639	614,176
Rollins, Inc.	19,878	876,023
Science Applications International Corp.	3,818	534,367
SS&C Technologies Holdings, Inc.	15,477	986,814
Tetra Tech, Inc.	3,857	683,923
TransUnion	13,820	1,072,847
TriNet Group, Inc. *	2,232	285,718
Veralto Corp.	15,528	1,341,930
Verisk Analytics, Inc.	10,395	2,514,550
Vestis Corp.	9,089	170,510
Waste Management, Inc.	26,142	5,376,102
		50,821,852

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	648,716	114,667,040
Asbury Automotive Group, Inc. *	1,472	307,398
AutoNation, Inc. *	1,926	288,515
AutoZone, Inc. *	1,292	3,883,778
Bath & Body Works, Inc.	16,280	743,996
Best Buy Co., Inc.	13,913	1,125,283
Burlington Stores, Inc. *	4,637	951,049
CarMax, Inc. *	11,280	891,120
Carvana Co. *	7,308	554,896
Dick's Sporting Goods, Inc.	4,368	777,023
Dillard's, Inc., Class A	279	115,710
eBay, Inc.	36,919	1,745,530
Etsy, Inc. *	8,526	611,229
Five Below, Inc. *	3,980	798,706
Floor & Decor Holdings, Inc., Class A *	7,551	914,577
GameStop Corp., Class A *(a)	19,441	277,423
Genuine Parts Co.	10,059	1,501,406
Home Depot, Inc.	71,319	27,144,725
Lithia Motors, Inc.	1,959	585,859
LKQ Corp.	19,000	993,510
Lowe's Cos., Inc.	41,157	9,905,255
Murphy USA, Inc.	1,381	575,891
Ollie's Bargain Outlet Holdings, Inc. *	4,358	349,381
O'Reilly Automotive, Inc. *	4,226	4,595,437
Penske Automotive Group, Inc.	1,386	212,751
Pool Corp.	2,769	1,102,394
RH *	1,142	313,365
Ross Stores, Inc.	24,209	3,606,173
TJX Cos., Inc.	81,558	8,085,660
Tractor Supply Co.	7,713	1,961,570
Ulta Beauty, Inc. *	3,551	1,947,937
Valvoline, Inc. *	9,962	424,780
See financial notes
50Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wayfair, Inc., Class A *	6,855	408,558
Williams-Sonoma, Inc.	4,625	1,089,326
		193,457,251

Consumer Durables & Apparel 1.1%
Brunswick Corp.	5,031	439,709
Capri Holdings Ltd. *	8,230	379,650
Columbia Sportswear Co.	2,473	204,492
Crocs, Inc. *	4,305	526,286
Deckers Outdoor Corp. *	1,859	1,664,902
DR Horton, Inc.	21,456	3,206,385
Garmin Ltd.	10,978	1,507,828
Hasbro, Inc.	9,290	467,194
KB Home	5,425	360,383
Lennar Corp., Class A	17,865	2,831,781
Lululemon Athletica, Inc. *	8,230	3,844,151
Mattel, Inc. *	25,420	500,774
Meritage Homes Corp.	2,630	414,646
Mohawk Industries, Inc. *	3,719	441,148
Newell Brands, Inc.	26,446	198,345
NIKE, Inc., Class B	87,432	9,086,808
NVR, Inc. *	233	1,776,758
Polaris, Inc.	3,802	352,483
PulteGroup, Inc.	15,319	1,660,273
PVH Corp.	4,302	587,954
Ralph Lauren Corp.	2,862	532,103
SharkNinja, Inc.	3,378	182,412
Skechers USA, Inc., Class A *	9,485	586,268
Tapestry, Inc.	16,586	788,333
Taylor Morrison Home Corp. *	7,611	430,859
Tempur Sealy International, Inc.	12,285	669,164
Toll Brothers, Inc.	7,758	889,377
TopBuild Corp. *	2,314	931,107
VF Corp.	23,461	383,353
Whirlpool Corp.	3,891	417,854
YETI Holdings, Inc. *	6,425	263,682
		36,526,462

Consumer Services 2.3%
ADT, Inc.	17,471	126,839
Airbnb, Inc., Class A *	31,067	4,892,121
Aramark	18,718	567,717
Booking Holdings, Inc. *	2,523	8,751,858
Boyd Gaming Corp.	5,022	332,105
Bright Horizons Family Solutions, Inc. *	4,183	480,459
Caesars Entertainment, Inc. *	15,651	680,349
Carnival Corp. *	71,463	1,133,403
Chipotle Mexican Grill, Inc. *	1,974	5,307,632
Choice Hotels International, Inc.	1,784	199,701
Churchill Downs, Inc.	4,826	588,145
Darden Restaurants, Inc.	8,592	1,466,740
Domino's Pizza, Inc.	2,546	1,141,499
DoorDash, Inc., Class A *	21,651	2,697,065
DraftKings, Inc., Class A *	33,467	1,449,790
Duolingo, Inc. *	2,567	613,513
Expedia Group, Inc. *	9,508	1,300,885
H&R Block, Inc.	10,233	500,905
Hilton Grand Vacations, Inc. *	4,989	223,906
Hilton Worldwide Holdings, Inc.	18,306	3,740,282
Hyatt Hotels Corp., Class A	3,137	481,812
Las Vegas Sands Corp.	26,255	1,431,423
Light & Wonder, Inc. *	6,489	652,209
Marriott International, Inc., Class A	17,637	4,406,957
McDonald's Corp.	51,741	15,122,860
MGM Resorts International *	19,456	842,056
Norwegian Cruise Line Holdings Ltd. *	30,221	585,985
SECURITY	NUMBER OF SHARES	VALUE ($)
Planet Fitness, Inc., Class A *	6,064	376,271
Royal Caribbean Cruises Ltd. *	16,826	2,075,487
Service Corp. International	10,486	767,470
Starbucks Corp.	81,574	7,741,373
Texas Roadhouse, Inc.	4,757	710,553
Vail Resorts, Inc.	2,747	632,662
Wingstop, Inc.	2,099	736,854
Wyndham Hotels & Resorts, Inc.	5,970	457,004
Wynn Resorts Ltd.	6,937	729,772
Yum! Brands, Inc.	19,958	2,762,586
		76,708,248

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	28,869	585,463
BJ's Wholesale Club Holdings, Inc. *	9,639	704,033
Casey's General Stores, Inc.	2,675	814,511
Costco Wholesale Corp.	31,581	23,492,790
Dollar General Corp.	15,659	2,275,409
Dollar Tree, Inc. *	14,962	2,194,626
Kroger Co.	47,187	2,340,947
Performance Food Group Co. *	11,098	851,994
Sysco Corp.	35,996	2,914,596
Target Corp.	32,921	5,034,279
U.S. Foods Holding Corp. *	16,205	823,052
Walgreens Boots Alliance, Inc.	51,055	1,085,429
Walmart, Inc.	305,232	17,889,648
		61,006,777

Energy 3.8%
Antero Midstream Corp.	24,135	323,409
Antero Resources Corp. *	20,234	520,014
APA Corp.	21,688	646,086
Baker Hughes Co.	71,604	2,118,762
ChampionX Corp.	14,268	443,164
Cheniere Energy, Inc.	16,965	2,632,968
Chesapeake Energy Corp.	7,980	660,584
Chevron Corp.	125,290	19,045,333
Chord Energy Corp.	2,948	478,903
Civitas Resources, Inc.	6,155	422,725
ConocoPhillips	84,698	9,531,913
Coterra Energy, Inc.	54,270	1,399,081
Devon Energy Corp.	45,774	2,016,802
Diamondback Energy, Inc.	12,763	2,329,503
DT Midstream, Inc.	6,891	397,128
EOG Resources, Inc.	41,531	4,753,638
EQT Corp.	29,288	1,088,049
Exxon Mobil Corp.	285,681	29,859,378
Halliburton Co.	63,811	2,237,852
Hess Corp.	19,771	2,881,623
HF Sinclair Corp.	11,082	615,051
Kinder Morgan, Inc.	137,751	2,395,490
Magnolia Oil & Gas Corp., Class A	13,322	302,143
Marathon Oil Corp.	41,742	1,012,243
Marathon Petroleum Corp.	27,160	4,596,287
Matador Resources Co.	7,857	496,170
Murphy Oil Corp.	10,338	410,108
New Fortress Energy, Inc.	4,660	163,799
Noble Corp. PLC	7,849	328,167
NOV, Inc.	27,968	472,659
Occidental Petroleum Corp.	47,165	2,858,671
ONEOK, Inc.	41,462	3,114,625
Ovintiv, Inc.	17,968	887,799
Patterson-UTI Energy, Inc.	22,327	258,323
PBF Energy, Inc., Class A	7,811	364,774
Permian Resources Corp.	29,621	460,903
Phillips 66	31,465	4,484,077
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report51

Schwab 1000 Index ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pioneer Natural Resources Co.	16,616	3,907,917
Range Resources Corp.	17,236	545,002
Schlumberger NV	102,027	4,930,965
SM Energy Co.	8,476	370,995
Southwestern Energy Co. *	78,439	546,720
Targa Resources Corp.	16,024	1,574,198
TechnipFMC PLC	31,343	679,830
Texas Pacific Land Corp.	455	716,816
Transocean Ltd. *	53,557	251,182
Valaris Ltd. *	4,592	289,526
Valero Energy Corp.	24,262	3,432,103
Weatherford International PLC *	5,220	535,624
Williams Cos., Inc.	86,575	3,111,505
		127,900,587

Equity Real Estate Investment Trusts (REITs) 2.4%
Agree Realty Corp.	7,172	394,101
Alexandria Real Estate Equities, Inc.	11,151	1,390,864
American Homes 4 Rent, Class A	22,917	848,158
American Tower Corp.	33,255	6,613,089
Americold Realty Trust, Inc.	18,945	479,309
Apartment Income REIT Corp.	10,591	321,119
AvalonBay Communities, Inc.	10,141	1,795,261
Boston Properties, Inc.	10,396	672,829
Brixmor Property Group, Inc.	21,366	483,085
Camden Property Trust	7,621	720,032
Crown Castle, Inc.	31,007	3,408,910
CubeSmart	16,274	709,709
Digital Realty Trust, Inc.	21,697	3,185,337
EastGroup Properties, Inc.	3,347	588,034
Equinix, Inc.	6,730	5,981,759
Equity LifeStyle Properties, Inc.	13,226	890,374
Equity Residential	24,618	1,482,250
Essex Property Trust, Inc.	4,589	1,061,895
Extra Space Storage, Inc.	15,096	2,128,083
Federal Realty Investment Trust	5,246	529,059
First Industrial Realty Trust, Inc.	9,389	497,617
Gaming & Leisure Properties, Inc.	19,113	869,259
Healthcare Realty Trust, Inc.	27,121	373,727
Healthpeak Properties, Inc.	50,537	846,495
Host Hotels & Resorts, Inc.	50,095	1,038,970
Invitation Homes, Inc.	41,171	1,402,696
Iron Mountain, Inc.	20,901	1,643,655
Kilroy Realty Corp.	7,514	284,706
Kimco Realty Corp.	47,379	936,209
Kite Realty Group Trust	15,491	331,662
Lamar Advertising Co., Class A	6,352	702,214
Medical Properties Trust, Inc. (a)	42,757	180,007
Mid-America Apartment Communities, Inc.	8,357	1,050,308
NET Lease Office Properties	1,060	25,853
NNN REIT, Inc.	13,307	541,462
Omega Healthcare Investors, Inc.	17,352	539,994
Prologis, Inc.	65,868	8,778,228
Public Storage	11,337	3,218,234
Rayonier, Inc.	9,659	332,559
Realty Income Corp.	59,191	3,084,443
Regency Centers Corp.	11,740	727,293
Rexford Industrial Realty, Inc.	14,997	763,047
Ryman Hospitality Properties, Inc.	4,210	498,801
SBA Communications Corp.	7,736	1,618,603
Simon Property Group, Inc.	23,284	3,449,292
STAG Industrial, Inc.	13,146	488,242
Sun Communities, Inc.	8,885	1,188,458
Terreno Realty Corp.	5,945	382,264
UDR, Inc.	21,459	761,795
Ventas, Inc.	28,748	1,215,753
SECURITY	NUMBER OF SHARES	VALUE ($)
VICI Properties, Inc.	73,632	2,203,806
Vornado Realty Trust	11,153	293,324
Welltower, Inc.	39,518	3,641,979
Weyerhaeuser Co.	52,183	1,794,052
WP Carey, Inc.	15,549	875,875
		80,264,139

Financial Services 7.9%
Affiliated Managers Group, Inc.	2,408	376,394
Affirm Holdings, Inc. *	15,686	588,539
AGNC Investment Corp.	47,787	456,844
Ally Financial, Inc.	19,285	713,352
American Express Co.	41,105	9,019,259
Ameriprise Financial, Inc.	7,233	2,946,435
Annaly Capital Management, Inc.	36,067	688,519
Apollo Global Management, Inc.	31,134	3,480,781
ARES Management Corp., Class A	12,021	1,594,345
Bank of New York Mellon Corp.	54,743	3,070,535
Berkshire Hathaway, Inc., Class B *	129,795	53,138,073
BlackRock, Inc.	9,999	8,112,589
Blackstone, Inc.	50,812	6,494,790
Block, Inc. *	39,418	3,132,548
Blue Owl Capital, Inc.	28,718	515,775
Capital One Financial Corp.	27,186	3,741,065
Carlyle Group, Inc.	15,492	710,308
Cboe Global Markets, Inc.	7,526	1,444,992
Charles Schwab Corp. (b)	105,270	7,029,931
CME Group, Inc.	25,714	5,666,080
Coinbase Global, Inc., Class A *	12,185	2,480,379
Corebridge Financial, Inc.	17,078	424,047
Credit Acceptance Corp. *	483	267,389
Discover Financial Services	17,895	2,159,926
Enact Holdings, Inc.	2,545	70,547
Equitable Holdings, Inc.	22,622	774,577
Essent Group Ltd.	7,661	410,400
Evercore, Inc., Class A	2,528	472,938
FactSet Research Systems, Inc.	2,735	1,265,156
Fidelity National Information Services, Inc.	42,330	2,928,813
Fiserv, Inc. *	42,806	6,389,652
FleetCor Technologies, Inc. *	5,210	1,454,997
Franklin Resources, Inc.	20,160	553,392
Global Payments, Inc.	18,570	2,408,529
Goldman Sachs Group, Inc.	23,322	9,073,424
Houlihan Lokey, Inc.	3,745	481,832
Interactive Brokers Group, Inc., Class A	7,623	828,773
Intercontinental Exchange, Inc.	40,817	5,649,889
Invesco Ltd.	31,768	489,545
Jack Henry & Associates, Inc.	5,256	913,335
Janus Henderson Group PLC	9,628	300,008
Jefferies Financial Group, Inc.	11,936	499,163
KKR & Co., Inc.	47,405	4,658,015
LPL Financial Holdings, Inc.	5,477	1,467,234
MarketAxess Holdings, Inc.	2,743	585,384
Mastercard, Inc., Class A	59,060	28,039,326
MGIC Investment Corp.	19,476	387,378
Moody's Corp.	11,219	4,256,713
Morgan Stanley	90,135	7,755,215
Morningstar, Inc.	1,871	558,662
MSCI, Inc.	5,637	3,162,188
Nasdaq, Inc.	24,485	1,376,057
Northern Trust Corp.	14,797	1,215,278
OneMain Holdings, Inc.	8,634	407,784
PayPal Holdings, Inc. *	76,967	4,644,189
Raymond James Financial, Inc.	13,403	1,612,649
Remitly Global, Inc. *	9,383	193,477
Rithm Capital Corp.	36,058	390,869
See financial notes
52Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Robinhood Markets, Inc., Class A *	36,767	599,670
S&P Global, Inc.	23,167	9,924,279
SEI Investments Co.	7,230	486,217
SoFi Technologies, Inc. *	69,116	620,662
Starwood Property Trust, Inc.	21,039	428,985
State Street Corp.	21,964	1,619,406
Stifel Financial Corp.	7,353	557,799
Synchrony Financial	29,605	1,222,686
T Rowe Price Group, Inc.	16,033	1,817,341
Toast, Inc., Class A *	26,662	613,226
Tradeweb Markets, Inc., Class A	8,177	865,290
Visa, Inc., Class A	113,738	32,146,908
Voya Financial, Inc.	7,507	513,178
Western Union Co.	25,293	339,179
WEX, Inc. *	3,026	664,903
		266,348,012

Food, Beverage & Tobacco 2.5%
Altria Group, Inc.	126,211	5,163,292
Archer-Daniels-Midland Co.	37,956	2,015,843
Brown-Forman Corp., Class B	13,031	784,857
Bunge Global SA	10,515	992,301
Campbell Soup Co.	13,950	594,828
Celsius Holdings, Inc. *	10,473	854,806
Coca-Cola Co.	277,418	16,650,628
Coca-Cola Consolidated, Inc.	347	291,758
Conagra Brands, Inc.	33,974	953,990
Constellation Brands, Inc., Class A	11,533	2,866,181
Darling Ingredients, Inc. *	11,393	482,038
Flowers Foods, Inc.	13,757	308,432
General Mills, Inc.	41,596	2,669,631
Hershey Co.	10,791	2,027,845
Hormel Foods Corp.	20,602	727,663
Ingredion, Inc.	4,705	553,449
J M Smucker Co.	7,541	906,202
Kellanova	18,934	1,044,210
Keurig Dr Pepper, Inc.	71,708	2,144,786
Kraft Heinz Co.	56,683	1,999,776
Lamb Weston Holdings, Inc.	10,414	1,064,415
Lancaster Colony Corp.	1,515	313,484
McCormick & Co., Inc. - Non Voting Shares	17,929	1,234,591
Molson Coors Beverage Co., Class B	13,384	835,429
Mondelez International, Inc., Class A	96,986	7,086,767
Monster Beverage Corp. *	52,749	3,117,466
National Beverage Corp. *	1,604	84,435
PepsiCo, Inc.	98,034	16,208,942
Philip Morris International, Inc.	110,797	9,967,298
Pilgrim's Pride Corp. *	3,196	101,761
Post Holdings, Inc. *	3,589	373,830
Tyson Foods, Inc., Class A	20,316	1,101,940
WK Kellogg Co.	4,668	68,339
		85,591,213

Health Care Equipment & Services 5.0%
Abbott Laboratories	123,752	14,681,937
Acadia Healthcare Co., Inc. *	6,528	544,762
agilon health, Inc. *	21,554	132,126
Align Technology, Inc. *	5,126	1,550,205
Baxter International, Inc.	36,184	1,480,649
Becton Dickinson & Co.	20,705	4,877,063
Boston Scientific Corp. *	104,390	6,911,662
Cardinal Health, Inc.	17,553	1,965,585
Cencora, Inc.	11,912	2,806,467
Centene Corp. *	38,024	2,982,222
Chemed Corp.	1,102	689,995
SECURITY	NUMBER OF SHARES	VALUE ($)
Cigna Group	20,879	7,018,267
Cooper Cos., Inc.	14,146	1,324,066
CVS Health Corp.	91,514	6,805,896
DaVita, Inc. *	3,799	482,359
DENTSPLY SIRONA, Inc.	15,000	490,200
Dexcom, Inc. *	27,507	3,165,230
Edwards Lifesciences Corp. *	43,249	3,670,543
Elevance Health, Inc.	16,784	8,412,980
Encompass Health Corp.	7,196	535,382
Ensign Group, Inc.	4,051	506,051
Envista Holdings Corp. *	12,900	266,385
GE HealthCare Technologies, Inc.	28,907	2,638,631
Globus Medical, Inc., Class A *	8,195	442,448
Haemonetics Corp. *	3,643	265,866
HCA Healthcare, Inc.	14,155	4,412,113
HealthEquity, Inc. *	6,129	506,317
Henry Schein, Inc. *	9,348	714,842
Hologic, Inc. *	17,576	1,297,109
Humana, Inc.	8,833	3,094,377
IDEXX Laboratories, Inc. *	5,939	3,416,291
Inspire Medical Systems, Inc. *	2,154	385,652
Insulet Corp. *	5,069	831,316
Intuitive Surgical, Inc. *	25,100	9,678,560
Laboratory Corp. of America Holdings	6,096	1,315,700
Lantheus Holdings, Inc. *	4,847	316,897
Masimo Corp. *	3,266	419,812
McKesson Corp.	9,523	4,965,387
Medtronic PLC	94,965	7,916,282
Molina Healthcare, Inc. *	4,154	1,636,302
Neogen Corp. *	13,841	237,927
Option Care Health, Inc. *	12,770	412,088
Penumbra, Inc. *	2,758	647,909
Quest Diagnostics, Inc.	8,096	1,011,109
QuidelOrtho Corp. *	3,435	156,636
R1 RCM, Inc. *	13,764	193,384
ResMed, Inc.	10,472	1,819,196
Shockwave Medical, Inc. *	2,676	698,088
STERIS PLC	7,062	1,644,810
Stryker Corp.	24,140	8,426,550
Surgery Partners, Inc. *	5,250	162,908
Teleflex, Inc.	3,367	750,134
Tenet Healthcare Corp. *	7,283	677,319
UnitedHealth Group, Inc.	65,967	32,561,311
Universal Health Services, Inc., Class B	4,379	731,556
Veeva Systems, Inc., Class A *	10,473	2,361,766
Zimmer Biomet Holdings, Inc.	14,996	1,864,903
		169,911,528

Household & Personal Products 1.3%
BellRing Brands, Inc. *	9,551	543,929
Church & Dwight Co., Inc.	17,619	1,764,014
Clorox Co.	8,832	1,354,034
Colgate-Palmolive Co.	58,725	5,080,887
Coty, Inc., Class A *	26,494	332,765
elf Beauty, Inc. *	3,991	832,243
Estee Lauder Cos., Inc., Class A	16,664	2,475,937
Inter Parfums, Inc.	1,301	190,883
Kenvue, Inc.	122,633	2,330,027
Kimberly-Clark Corp.	24,121	2,922,742
Procter & Gamble Co.	168,119	26,720,834
Reynolds Consumer Products, Inc.	3,883	114,548
		44,662,843

Insurance 2.2%
Aflac, Inc.	38,055	3,072,561
Allstate Corp.	18,629	2,971,698
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report53

Schwab 1000 Index ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
American Financial Group, Inc.	4,683	597,879
American International Group, Inc.	49,961	3,641,657
Aon PLC, Class A	14,298	4,518,025
Arch Capital Group Ltd. *	26,656	2,334,799
Arthur J Gallagher & Co.	15,422	3,761,888
Assurant, Inc.	3,787	687,151
Axis Capital Holdings Ltd.	5,509	344,698
Brown & Brown, Inc.	16,906	1,423,654
Chubb Ltd.	29,100	7,323,597
Cincinnati Financial Corp.	11,214	1,278,396
CNA Financial Corp.	1,888	82,978
Erie Indemnity Co., Class A	1,809	736,046
Everest Group Ltd.	3,084	1,137,626
Fidelity National Financial, Inc.	18,441	932,746
First American Financial Corp.	7,373	430,657
Globe Life, Inc.	6,127	777,700
Hartford Financial Services Group, Inc.	21,485	2,059,122
Kinsale Capital Group, Inc.	1,561	805,757
Lincoln National Corp.	12,496	344,140
Loews Corp.	13,148	987,809
Markel Group, Inc. *	972	1,450,691
Marsh & McLennan Cos., Inc.	35,224	7,124,759
MetLife, Inc.	44,227	3,084,391
Old Republic International Corp.	18,791	544,187
Primerica, Inc.	2,553	626,149
Principal Financial Group, Inc.	15,743	1,272,979
Progressive Corp.	41,735	7,911,287
Prudential Financial, Inc.	25,811	2,813,141
Reinsurance Group of America, Inc.	4,731	836,677
RenaissanceRe Holdings Ltd.	3,752	843,525
RLI Corp.	2,880	421,776
Ryan Specialty Holdings, Inc. *	7,399	387,560
Selective Insurance Group, Inc.	4,290	448,219
Travelers Cos., Inc.	16,290	3,599,438
Unum Group	13,141	649,822
W R Berkley Corp.	14,533	1,214,959
Willis Towers Watson PLC	7,353	2,004,501
		75,484,645

Materials 2.5%
Air Products & Chemicals, Inc.	15,850	3,709,534
Albemarle Corp.	8,309	1,145,396
Alcoa Corp.	12,673	344,832
Amcor PLC	103,558	938,236
AptarGroup, Inc.	4,687	658,336
Ashland, Inc.	3,628	339,726
ATI, Inc. *	9,140	449,505
Avery Dennison Corp.	5,772	1,249,811
Axalta Coating Systems Ltd. *	15,739	515,137
Balchem Corp.	2,306	362,480
Ball Corp.	22,701	1,453,318
Berry Global Group, Inc.	8,430	490,710
Celanese Corp.	7,164	1,088,713
CF Industries Holdings, Inc.	13,682	1,104,411
Chemours Co.	10,598	208,463
Cleveland-Cliffs, Inc. *	35,706	742,685
Commercial Metals Co.	8,297	448,038
Corteva, Inc.	50,337	2,694,036
Crown Holdings, Inc.	8,627	661,001
Dow, Inc.	50,057	2,797,185
DuPont de Nemours, Inc.	30,603	2,117,422
Eagle Materials, Inc.	2,560	649,088
Eastman Chemical Co.	8,456	741,929
Ecolab, Inc.	18,072	4,063,309
Element Solutions, Inc.	15,921	374,144
FMC Corp.	8,904	502,097
Freeport-McMoRan, Inc.	102,074	3,859,418
SECURITY	NUMBER OF SHARES	VALUE ($)
Graphic Packaging Holding Co.	21,955	569,732
Huntsman Corp.	12,199	312,294
International Flavors & Fragrances, Inc.	18,186	1,373,043
International Paper Co.	24,811	877,317
Linde PLC	34,595	15,526,928
Louisiana-Pacific Corp.	4,709	348,325
LyondellBasell Industries NV, Class A	18,262	1,831,313
Martin Marietta Materials, Inc.	4,412	2,548,857
Mosaic Co.	23,304	726,153
NewMarket Corp.	505	324,043
Newmont Corp.	82,291	2,571,594
Nucor Corp.	17,514	3,367,942
Olin Corp.	8,599	462,626
Packaging Corp. of America	6,399	1,159,435
PPG Industries, Inc.	16,787	2,377,039
Reliance, Inc.	4,115	1,321,820
Royal Gold, Inc.	4,799	492,521
RPM International, Inc.	9,297	1,072,409
Sealed Air Corp.	10,331	360,242
Sherwin-Williams Co.	16,781	5,571,795
Silgan Holdings, Inc.	5,939	260,782
Sonoco Products Co.	6,967	394,890
Steel Dynamics, Inc.	10,848	1,451,679
Summit Materials, Inc., Class A *	8,535	364,530
U.S. Steel Corp.	15,933	754,268
Vulcan Materials Co.	9,547	2,538,070
Westlake Corp.	2,374	329,298
Westrock Co.	18,146	821,832
		83,819,737

Media & Entertainment 7.6%
Alphabet, Inc., Class A *	422,203	58,458,227
Alphabet, Inc., Class C *	355,311	49,665,372
Charter Communications, Inc., Class A *	7,165	2,106,009
Comcast Corp., Class A	286,225	12,264,741
Electronic Arts, Inc.	17,419	2,429,602
Endeavor Group Holdings, Inc., Class A	13,585	326,719
Fox Corp., Class A	26,461	788,273
IAC, Inc. *	4,828	274,230
Interpublic Group of Cos., Inc.	27,525	864,285
Liberty Broadband Corp., Class C *	8,253	496,666
Liberty Media Corp.-Liberty Formula One, Class C *	14,860	1,081,214
Liberty Media Corp.-Liberty SiriusXM, Class C *	10,730	310,955
Live Nation Entertainment, Inc. *	10,030	972,709
Match Group, Inc. *	19,343	697,122
Meta Platforms, Inc., Class A	158,349	77,611,595
Netflix, Inc. *	31,267	18,851,500
New York Times Co., Class A	11,770	521,176
News Corp., Class A	27,074	727,749
Nexstar Media Group, Inc.	2,343	389,336
Omnicom Group, Inc.	14,302	1,264,154
Paramount Global, Class B	34,140	376,906
Pinterest, Inc., Class A *	41,713	1,530,867
ROBLOX Corp., Class A *	35,087	1,399,971
Roku, Inc. *	8,965	566,409
Sirius XM Holdings, Inc. (a)	45,914	202,940
Snap, Inc., Class A *	73,300	807,766
Take-Two Interactive Software, Inc. *	11,384	1,672,651
TKO Group Holdings, Inc.	4,273	357,778
Trade Desk, Inc., Class A *	31,772	2,714,282
Walt Disney Co.	130,461	14,556,838
Warner Bros Discovery, Inc. *	158,368	1,392,055
Warner Music Group Corp., Class A	9,688	338,402
See financial notes
54Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ZoomInfo Technologies, Inc. *	21,600	362,016
		256,380,515

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
10X Genomics, Inc., Class A *	7,580	353,531
AbbVie, Inc.	125,976	22,178,075
ACADIA Pharmaceuticals, Inc. *	8,383	194,821
Agilent Technologies, Inc.	20,937	2,875,906
Alkermes PLC *	11,694	347,195
Alnylam Pharmaceuticals, Inc. *	8,978	1,356,486
Amgen, Inc.	38,225	10,467,152
Apellis Pharmaceuticals, Inc. *	7,406	458,950
Avantor, Inc. *	48,133	1,185,997
Biogen, Inc. *	10,367	2,249,535
BioMarin Pharmaceutical, Inc. *	13,401	1,156,238
Bio-Rad Laboratories, Inc., Class A *	1,478	481,651
Bio-Techne Corp.	11,214	825,014
Bridgebio Pharma, Inc. *	9,163	312,916
Bristol-Myers Squibb Co.	145,130	7,365,348
Bruker Corp.	6,623	573,154
Catalent, Inc. *	12,862	737,507
Charles River Laboratories International, Inc. *	3,711	943,299
Danaher Corp.	46,878	11,866,697
Elanco Animal Health, Inc. *	35,920	570,769
Eli Lilly & Co.	56,903	42,886,653
Exact Sciences Corp. *	12,866	740,181
Exelixis, Inc. *	22,297	488,304
Gilead Sciences, Inc.	88,969	6,414,665
Halozyme Therapeutics, Inc. *	9,357	372,502
Illumina, Inc. *	11,337	1,585,253
Incyte Corp. *	13,272	774,554
Intra-Cellular Therapies, Inc. *	6,602	458,971
Ionis Pharmaceuticals, Inc. *	10,142	458,520
IQVIA Holdings, Inc. *	13,066	3,229,393
Jazz Pharmaceuticals PLC *	4,445	528,511
Johnson & Johnson	171,685	27,706,525
Karuna Therapeutics, Inc. *	2,599	816,008
Medpace Holdings, Inc. *	1,690	671,809
Merck & Co., Inc.	180,782	22,986,431
Mettler-Toledo International, Inc. *	1,556	1,940,674
Moderna, Inc. *	23,709	2,186,918
Mural Oncology PLC *	1,163	6,152
Natera, Inc. *	8,052	696,417
Neurocrine Biosciences, Inc. *	6,979	910,062
Organon & Co.	18,063	314,477
Perrigo Co. PLC	9,625	252,753
Pfizer, Inc.	402,475	10,689,736
Regeneron Pharmaceuticals, Inc. *	7,663	7,403,148
Repligen Corp. *	3,760	729,402
Revvity, Inc.	8,787	962,967
Roivant Sciences Ltd. *	22,760	260,374
Royalty Pharma PLC, Class A	27,471	833,470
Sarepta Therapeutics, Inc. *	6,804	870,232
Sotera Health Co. *	8,872	133,169
Thermo Fisher Scientific, Inc.	27,552	15,709,599
United Therapeutics Corp. *	3,413	770,109
Vaxcyte, Inc. *	6,973	514,747
Vertex Pharmaceuticals, Inc. *	18,389	7,736,988
Viatris, Inc.	85,707	1,060,196
Waters Corp. *	4,200	1,417,164
West Pharmaceutical Services, Inc.	5,310	1,902,892
Zoetis, Inc.	32,810	6,507,207
		240,427,374

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	21,893	2,011,748
CoStar Group, Inc. *	29,115	2,533,879
Jones Lang LaSalle, Inc. *	3,397	646,245
Zillow Group, Inc., Class C *	11,375	638,706
		5,830,578

Semiconductors & Semiconductor Equipment 9.2%
Advanced Micro Devices, Inc. *	115,184	22,176,375
Allegro MicroSystems, Inc. *	5,034	158,521
Amkor Technology, Inc.	7,778	241,274
Analog Devices, Inc.	35,567	6,822,462
Applied Materials, Inc.	59,649	12,026,431
Axcelis Technologies, Inc. *	2,419	272,549
Broadcom, Inc.	31,343	40,761,258
Cirrus Logic, Inc. *	3,967	364,250
Enphase Energy, Inc. *	9,675	1,228,822
Entegris, Inc.	10,794	1,450,282
First Solar, Inc. *	7,678	1,181,567
GLOBALFOUNDRIES, Inc. *(a)	6,087	332,776
Intel Corp.	300,656	12,943,241
KLA Corp.	9,706	6,622,404
Lam Research Corp.	9,433	8,850,512
Lattice Semiconductor Corp. *	9,858	755,221
MACOM Technology Solutions Holdings, Inc. *	3,946	348,550
Marvell Technology, Inc.	61,651	4,417,911
Microchip Technology, Inc.	38,584	3,246,458
Micron Technology, Inc.	78,289	7,093,766
MKS Instruments, Inc.	4,413	541,740
Monolithic Power Systems, Inc.	3,440	2,476,938
NVIDIA Corp.	176,217	139,408,793
NXP Semiconductors NV	18,361	4,585,293
ON Semiconductor Corp. *	30,710	2,423,633
Onto Innovation, Inc. *	3,556	654,873
Power Integrations, Inc.	4,087	292,057
Qorvo, Inc. *	6,933	794,175
QUALCOMM, Inc.	79,435	12,534,049
Rambus, Inc. *	7,641	452,653
Skyworks Solutions, Inc.	11,440	1,200,285
SolarEdge Technologies, Inc. *	4,003	268,881
Teradyne, Inc.	10,892	1,128,302
Texas Instruments, Inc.	64,794	10,841,980
Universal Display Corp.	3,077	536,690
Wolfspeed, Inc. *	9,191	239,150
		309,674,122

Software & Services 12.6%
Accenture PLC, Class A	44,814	16,795,391
Adobe, Inc. *	32,518	18,219,185
Akamai Technologies, Inc. *	10,791	1,196,938
Amdocs Ltd.	8,575	782,040
ANSYS, Inc. *	6,225	2,080,208
AppLovin Corp., Class A *	9,240	551,813
Aspen Technology, Inc. *	2,046	396,699
Atlassian Corp., Class A *	11,029	2,287,635
Autodesk, Inc. *	15,271	3,942,514
Bentley Systems, Inc., Class B	16,363	840,567
Bill Holdings, Inc. *	6,910	437,610
Cadence Design Systems, Inc. *	19,406	5,906,798
CCC Intelligent Solutions Holdings, Inc. *	17,963	210,347
Cloudflare, Inc., Class A *	21,062	2,075,449
Cognizant Technology Solutions Corp., Class A	35,779	2,827,257
Confluent, Inc., Class A *	15,634	529,524
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report55

Schwab 1000 Index ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Crowdstrike Holdings, Inc., Class A *	16,167	5,240,533
Datadog, Inc., Class A *	21,519	2,828,888
DocuSign, Inc. *	14,500	772,415
Dolby Laboratories, Inc., Class A	4,264	345,384
DoubleVerify Holdings, Inc. *	10,148	313,472
Dropbox, Inc., Class A *	18,259	437,303
Dynatrace, Inc. *	17,069	845,769
Elastic NV *	5,903	789,880
EPAM Systems, Inc. *	4,129	1,256,868
Fair Isaac Corp. *	1,773	2,251,550
Five9, Inc. *	5,246	320,006
Fortinet, Inc. *	45,352	3,134,277
Gartner, Inc. *	5,542	2,580,134
Gen Digital, Inc.	40,461	869,507
Gitlab, Inc., Class A *	6,155	443,899
GoDaddy, Inc., Class A *	10,003	1,141,842
Guidewire Software, Inc. *	5,992	715,085
HubSpot, Inc. *	3,624	2,242,567
Informatica, Inc., Class A *	2,822	91,941
International Business Machines Corp.	65,170	12,058,405
Intuit, Inc.	20,036	13,281,664
Manhattan Associates, Inc. *	4,365	1,105,785
Microsoft Corp.	530,217	219,318,961
MongoDB, Inc. *	5,139	2,300,114
Nutanix, Inc., Class A *	17,312	1,093,426
Okta, Inc. *	11,089	1,189,850
Oracle Corp.	113,380	12,662,278
Palantir Technologies, Inc., Class A *	136,982	3,435,509
Palo Alto Networks, Inc. *	22,174	6,886,136
Procore Technologies, Inc. *	6,260	488,468
PTC, Inc. *	8,448	1,546,068
Qualys, Inc. *	2,651	455,601
Roper Technologies, Inc.	7,668	4,176,990
Salesforce, Inc. *	69,445	21,446,005
Samsara, Inc., Class A *	11,604	400,918
ServiceNow, Inc. *	14,667	11,313,244
Smartsheet, Inc., Class A *	9,528	402,177
Snowflake, Inc., Class A *	23,544	4,432,864
Splunk, Inc. *	11,030	1,723,107
SPS Commerce, Inc. *	2,667	493,822
Synopsys, Inc. *	10,881	6,242,756
Tenable Holdings, Inc. *	8,256	397,609
Teradata Corp. *	6,976	262,437
Twilio, Inc., Class A *	13,070	778,841
Tyler Technologies, Inc. *	2,995	1,309,234
UiPath, Inc., Class A *	29,102	691,172
Unity Software, Inc. *	17,080	500,786
VeriSign, Inc. *	6,349	1,239,896
Workday, Inc., Class A *	14,803	4,361,852
Workiva, Inc. *	3,486	300,214
Zoom Video Communications, Inc., Class A *	18,092	1,279,647
Zscaler, Inc. *	6,368	1,540,865
		424,817,996

Technology Hardware & Equipment 7.4%
Advanced Energy Industries, Inc.	2,699	273,139
Amphenol Corp., Class A	42,700	4,664,548
Apple, Inc.	1,042,944	188,512,128
Arista Networks, Inc. *	17,996	4,994,610
Arrow Electronics, Inc. *	3,875	455,312
Avnet, Inc.	6,556	305,444
Badger Meter, Inc.	2,146	340,549
CDW Corp.	9,604	2,364,601
Ciena Corp. *	10,538	600,455
Cisco Systems, Inc.	288,939	13,975,979
Cognex Corp.	12,459	491,508
SECURITY	NUMBER OF SHARES	VALUE ($)
Coherent Corp. *	9,552	568,153
Corning, Inc.	54,571	1,759,369
Dell Technologies, Inc., Class C	18,183	1,721,203
F5, Inc. *	4,308	806,544
Fabrinet *	2,647	570,614
Hewlett Packard Enterprise Co.	91,517	1,393,804
HP, Inc.	61,961	1,755,355
Insight Enterprises, Inc. *	1,964	369,232
IPG Photonics Corp. *	2,056	177,536
Jabil, Inc.	9,117	1,313,669
Juniper Networks, Inc.	22,808	844,580
Keysight Technologies, Inc. *	12,676	1,955,907
Littelfuse, Inc.	1,768	421,208
Motorola Solutions, Inc.	11,871	3,922,060
NetApp, Inc.	14,920	1,329,670
Novanta, Inc. *	2,543	439,786
Pure Storage, Inc., Class A *	21,099	1,110,862
Seagate Technology Holdings PLC	13,953	1,298,327
Super Micro Computer, Inc. *	3,346	2,898,037
TD SYNNEX Corp.	4,114	427,445
TE Connectivity Ltd.	22,163	3,181,720
Teledyne Technologies, Inc. *	3,405	1,454,854
Trimble, Inc. *	17,716	1,084,042
Ubiquiti, Inc.	295	34,568
Vontier Corp.	11,201	481,643
Western Digital Corp. *	23,139	1,376,076
Zebra Technologies Corp., Class A *	3,724	1,040,784
		250,715,321

Telecommunication Services 0.8%
AT&T, Inc.	509,784	8,630,643
GCI Liberty, Inc. *(c)	3,916	0
Iridium Communications, Inc.	8,644	250,244
Liberty Global Ltd., Class C *	13,682	253,801
T-Mobile U.S., Inc.	36,297	5,927,300
Verizon Communications, Inc.	300,027	12,007,081
		27,069,069

Transportation 1.8%
Alaska Air Group, Inc. *	9,045	338,193
American Airlines Group, Inc. *	46,918	735,674
Avis Budget Group, Inc.	1,315	142,073
CH Robinson Worldwide, Inc.	8,300	614,864
CSX Corp.	141,035	5,350,868
Delta Air Lines, Inc.	45,843	1,937,784
Expeditors International of Washington, Inc.	10,337	1,236,305
FedEx Corp.	16,460	4,098,046
GXO Logistics, Inc. *	8,483	439,080
Hertz Global Holdings, Inc. *	9,453	74,206
JB Hunt Transport Services, Inc.	5,861	1,209,183
Joby Aviation, Inc. *	25,920	145,670
Kirby Corp. *	4,231	371,143
Knight-Swift Transportation Holdings, Inc.	11,428	643,854
Landstar System, Inc.	2,620	498,324
Lyft, Inc., Class A *	24,729	392,697
Norfolk Southern Corp.	16,186	4,101,209
Old Dominion Freight Line, Inc.	6,416	2,838,952
Ryder System, Inc.	3,107	354,509
Saia, Inc. *	1,921	1,105,343
Southwest Airlines Co.	42,682	1,462,712
Uber Technologies, Inc. *	146,923	11,680,378
U-Haul Holding Co., Non Voting Shares	7,004	445,244
Union Pacific Corp.	43,525	11,041,857
United Airlines Holdings, Inc. *	23,509	1,069,424
See financial notes
56Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United Parcel Service, Inc., Class B	51,603	7,650,661
XPO, Inc. *	8,266	994,565
		60,972,818

Utilities 2.1%
AES Corp.	47,985	729,372
Alliant Energy Corp.	18,212	869,623
Ameren Corp.	18,764	1,335,809
American Electric Power Co., Inc.	37,394	3,185,595
American Water Works Co., Inc.	13,885	1,645,928
Atmos Energy Corp.	10,660	1,203,621
Avangrid, Inc.	5,437	169,254
CenterPoint Energy, Inc.	45,253	1,244,457
CMS Energy Corp.	20,796	1,193,066
Consolidated Edison, Inc.	24,620	2,147,110
Constellation Energy Corp.	22,810	3,842,344
Dominion Energy, Inc.	59,916	2,865,782
DTE Energy Co.	14,759	1,599,138
Duke Energy Corp.	54,924	5,043,671
Edison International	27,420	1,865,108
Entergy Corp.	15,099	1,533,605
Essential Utilities, Inc.	17,805	619,258
Evergy, Inc.	16,274	806,214
Eversource Energy	24,986	1,466,678
Exelon Corp.	70,972	2,543,636
FirstEnergy Corp.	36,982	1,353,911
IDACORP, Inc.	3,742	329,708
National Fuel Gas Co.	6,499	316,761
NextEra Energy, Inc.	146,278	8,073,083
NiSource, Inc.	29,544	769,917
NRG Energy, Inc.	16,068	888,882
OGE Energy Corp.	14,194	467,124
Ormat Technologies, Inc.	3,919	255,323
PG&E Corp.	151,788	2,533,342
Pinnacle West Capital Corp.	8,213	561,194
Portland General Electric Co.	7,282	292,518
PPL Corp.	52,853	1,393,734
Public Service Enterprise Group, Inc.	35,572	2,219,693
Sempra	44,846	3,166,128
Southern Co.	77,784	5,230,974
Southwest Gas Holdings, Inc.	4,251	289,706
UGI Corp.	14,825	362,916
Vistra Corp.	23,877	1,302,252
WEC Energy Group, Inc.	22,590	1,773,089
SECURITY	NUMBER OF SHARES	VALUE ($)
Xcel Energy, Inc.	39,373	2,074,563
		69,564,087
Total Common Stocks (Cost $2,393,881,514)		3,370,580,898

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)	130,781	130,781
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)(e)	1,175,299	1,175,299
		1,306,080
Total Short-Term Investments (Cost $1,306,080)		1,306,080
Total Investments in Securities (Cost $2,395,187,594)		3,371,886,978

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/15/24	16	4,083,000	58,858

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,150,064.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 29, 2024:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/29/24	BALANCE OF SHARES HELD AT 2/29/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$6,150,772	$595,667	($518,142 )	$137,322	$664,312	$7,029,931	105,270	$53,300
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report57

Schwab 1000 Index ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,343,511,829	$—	$—	$3,343,511,829
Telecommunication Services	27,069,069	—	0 *	27,069,069
Short-Term Investments[1]	1,306,080	—	—	1,306,080
Futures Contracts[2]	58,858	—	—	58,858
Total	$3,371,945,836	$—	$0	$3,371,945,836

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
58Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - affiliated (cost $6,185,150)		$7,029,931
Investments in securities, at value - unaffiliated (cost $2,389,002,444) including securities on loan of $1,150,064		3,364,857,047
Deposit with broker for futures contracts		165,200
Receivables:
Investments sold		7,131,446
Dividends		4,540,305
Variation margin on future contracts		16,321
Income from securities on loan		8,722
Foreign tax reclaims	+	1,420
Total assets		3,383,750,392

Liabilities
Collateral held for securities on loan		1,175,299
Payables:
Fund shares redeemed		7,343,634
Investments bought		251,193
Management fees	+	134,627
Total liabilities		8,904,753
Net assets		$3,374,845,639

Net Assets by Source
Capital received from investors		$2,369,632,511
Total distributable earnings	+	1,005,213,128
Net assets		$3,374,845,639

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,374,845,639		68,550,000		$49.23

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report59

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $8,357)		$23,788,580
Dividends received from securities - affiliated		53,300
Interest received from securities - unaffiliated		9,476
Securities on loan, net	+	46,361
Total investment income		23,897,717

Expenses
Management fees		763,933
Total expenses	–	763,933
Net investment income		23,133,784

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(34,138)
Net realized losses on sales of securities - unaffiliated		(16,194,572)
Net realized gains on sales of in-kind redemptions - affiliated		171,460
Net realized gains on sales of in-kind redemptions - unaffiliated		115,470,152
Net realized gains on futures contracts	+	429,181
Net realized gains		99,842,083
Net change in unrealized appreciation (depreciation) on securities - affiliated		664,312
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		305,344,586
Net change in unrealized appreciation (depreciation) on futures contracts	+	34,631
Net change in unrealized appreciation (depreciation)	+	306,043,529
Net realized and unrealized gains		405,885,612
Increase in net assets resulting from operations		$429,019,396
See financial notes
60Schwab U.S. Equity ETFs | Semiannual Report

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$23,133,784	$40,701,031
Net realized gains (losses)		99,842,083	(24,392,793)
Net change in unrealized appreciation (depreciation)	+	306,043,529	373,277,157
Increase in net assets resulting from operations		$429,019,396	$389,585,395

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($23,367,850 )	($38,671,065 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,450,000	$246,803,561	10,750,000	$411,186,678
Shares redeemed	+	(4,500,000)	(216,518,662)	(1,500,000)	(58,078,437)
Net transactions in fund shares		950,000	$30,284,899	9,250,000	$353,108,241

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		67,600,000	$2,938,909,194	58,350,000	$2,234,886,623
Total increase	+	950,000	435,936,445	9,250,000	704,022,571
End of period		68,550,000	$3,374,845,639	67,600,000	$2,938,909,194
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report61

Schwab U.S. Large-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]	9/1/18– 8/31/19[1]
Per-Share Data
Net asset value at beginning of period	$53.26	$46.83	$54.73	$42.14	$35.00	$34.77
Income (loss) from investment operations:
Net investment income (loss)[2]	0.42	0.78	0.72	0.69	0.76	0.74
Net realized and unrealized gains (losses)	7.12	6.42	(7.90)	12.63	7.10	0.16
Total from investment operations	7.54	7.20	(7.18)	13.32	7.86	0.90
Less distributions:
Distributions from net investment income	(0.42)	(0.77)	(0.72)	(0.73)	(0.72)	(0.67)
Net asset value at end of period	$60.38	$53.26	$46.83	$54.73	$42.14	$35.00
Total return	14.26%[3]	15.61%	(13.22%)	32.05%	22.92%	2.70%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.03%[5]	0.03%[5]	0.03%	0.03%	0.03%
Net investment income (loss)	1.55%[4]	1.63%	1.39%	1.45%	2.06%	2.19%
Portfolio turnover rate[6]	2%[3]	4%	4%	4%	5%	4%
Net assets, end of period (x 1,000,000)	$38,816	$34,018	$28,911	$33,035	$23,253	$17,786

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10, 2022.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
62Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv PLC *	238,615	18,967,506
Autoliv, Inc.	63,453	7,362,452
BorgWarner, Inc.	198,240	6,171,211
Ford Motor Co.	3,313,496	41,219,890
General Motors Co.	1,159,038	47,497,377
Gentex Corp.	195,433	7,139,168
Lear Corp.	49,427	6,788,798
Lucid Group, Inc. *(a)	740,715	2,444,360
Rivian Automotive, Inc., Class A *(a)	569,294	6,444,408
Tesla, Inc. *	2,333,878	471,163,291
		615,198,461

Banks 3.1%
Bank of America Corp.	5,811,557	200,614,948
BOK Financial Corp.	24,347	2,069,738
Citigroup, Inc.	1,614,239	89,574,122
Citizens Financial Group, Inc.	393,654	12,356,799
Comerica, Inc.	110,797	5,471,156
Commerce Bancshares, Inc.	99,915	5,199,577
Cullen/Frost Bankers, Inc.	54,188	5,879,940
East West Bancorp, Inc.	119,001	8,670,413
Fifth Third Bancorp	574,242	19,719,470
First Citizens BancShares, Inc., Class A	10,207	16,063,879
First Horizon Corp.	467,486	6,591,553
Huntington Bancshares, Inc.	1,221,516	15,928,569
JPMorgan Chase & Co.	2,439,699	453,930,396
KeyCorp	792,349	11,306,820
M&T Bank Corp.	140,842	19,681,261
New York Community Bancorp, Inc. (a)	605,208	2,898,946
PNC Financial Services Group, Inc.	336,451	49,525,587
Regions Financial Corp.	784,302	14,611,546
Truist Financial Corp.	1,123,074	39,285,128
U.S. Bancorp	1,315,125	55,182,645
Webster Financial Corp.	146,682	6,987,930
Wells Fargo & Co.	3,064,588	170,360,447
Western Alliance Bancorp	91,968	5,309,313
Zions Bancorp NA	123,658	4,875,835
		1,222,096,018

Capital Goods 6.1%
3M Co.	465,186	42,852,934
A O Smith Corp.	103,146	8,550,803
Acuity Brands, Inc.	25,864	6,498,071
Advanced Drainage Systems, Inc.	58,292	9,515,586
AECOM	116,301	10,331,018
AGCO Corp.	52,161	5,722,062
Allegion PLC	74,029	9,466,088
AMETEK, Inc.	194,562	35,056,181
Axon Enterprise, Inc. *	59,180	18,190,157
SECURITY	NUMBER OF SHARES	VALUE ($)
Boeing Co. *	480,321	97,850,994
Builders FirstSource, Inc. *	103,875	20,274,323
Carlisle Cos., Inc.	41,026	14,359,100
Carrier Global Corp.	709,430	39,430,119
Caterpillar, Inc.	430,745	143,851,600
CNH Industrial NV	816,544	9,757,701
Cummins, Inc.	119,595	32,124,413
Curtiss-Wright Corp.	32,093	7,582,613
Deere & Co.	226,064	82,524,663
Donaldson Co., Inc.	102,301	7,326,798
Dover Corp.	118,023	19,518,644
Eaton Corp. PLC	336,867	97,354,563
EMCOR Group, Inc.	39,753	12,463,361
Emerson Electric Co.	480,915	51,385,768
Fastenal Co.	481,252	35,136,209
Ferguson PLC	172,341	36,441,504
Fortive Corp.	297,694	25,342,690
Fortune Brands Innovations, Inc.	106,514	8,663,849
Generac Holdings, Inc. *	52,497	5,906,437
General Dynamics Corp.	190,901	52,163,698
General Electric Co.	918,809	144,151,944
Graco, Inc.	141,732	12,934,462
HEICO Corp.	85,000	16,439,000
Honeywell International, Inc.	556,786	110,650,082
Howmet Aerospace, Inc.	331,676	22,073,038
Hubbell, Inc.	45,543	17,336,854
Huntington Ingalls Industries, Inc.	33,570	9,789,683
IDEX Corp.	64,378	15,186,770
Illinois Tool Works, Inc.	230,950	60,543,542
Ingersoll Rand, Inc.	342,783	31,306,371
ITT, Inc.	68,811	8,679,820
Johnson Controls International PLC	575,093	34,085,762
L3Harris Technologies, Inc.	159,733	33,809,087
Lennox International, Inc.	26,836	12,645,392
Lincoln Electric Holdings, Inc.	48,482	12,440,481
Lockheed Martin Corp.	186,400	79,823,936
Masco Corp.	190,445	14,618,558
Middleby Corp. *	45,258	6,886,457
Nordson Corp.	45,821	12,172,349
Northrop Grumman Corp.	119,699	55,183,633
nVent Electric PLC	139,831	9,413,423
Otis Worldwide Corp.	346,561	33,027,263
Owens Corning	74,833	11,208,487
PACCAR, Inc.	441,978	49,010,940
Parker-Hannifin Corp.	108,345	58,013,330
Pentair PLC	138,917	10,806,353
Plug Power, Inc. *(a)	457,259	1,614,124
Quanta Services, Inc.	122,512	29,587,873
Regal Rexnord Corp.	56,077	9,616,645
Rockwell Automation, Inc.	96,611	27,541,864
RTX Corp.	1,212,711	108,743,795
Sensata Technologies Holding PLC	129,139	4,444,964
Snap-on, Inc.	44,566	12,285,064
Stanley Black & Decker, Inc.	129,347	11,549,394
Textron, Inc.	165,822	14,769,766
Toro Co.	87,734	8,098,726
Trane Technologies PLC	192,939	54,403,010
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report63

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TransDigm Group, Inc.	46,851	55,178,297
Trex Co., Inc. *	92,073	8,448,618
United Rentals, Inc.	57,137	39,611,368
Vertiv Holdings Co.	297,652	20,127,228
Watsco, Inc.	28,532	11,245,032
WESCO International, Inc.	37,610	5,622,319
Westinghouse Air Brake Technologies Corp.	151,249	21,369,971
WillScot Mobile Mini Holdings Corp. *	161,817	7,726,762
Woodward, Inc.	51,285	7,256,315
WW Grainger, Inc.	37,535	36,538,821
Xylem, Inc.	204,513	25,983,377
		2,349,642,297

Commercial & Professional Services 1.4%
Automatic Data Processing, Inc.	347,200	87,192,336
Booz Allen Hamilton Holding Corp., Class A	110,076	16,259,326
Broadridge Financial Solutions, Inc.	99,718	20,300,590
CACI International, Inc., Class A *	18,603	6,973,335
Cintas Corp.	73,297	46,075,227
Clean Harbors, Inc. *	42,206	7,685,713
Copart, Inc. *	738,661	39,259,832
Dayforce, Inc. *	131,226	9,154,326
Equifax, Inc.	104,135	28,490,295
Genpact Ltd.	143,072	4,864,448
Jacobs Solutions, Inc.	106,897	15,676,445
KBR, Inc.	113,070	6,787,592
Leidos Holdings, Inc.	115,983	14,829,586
Paychex, Inc.	270,525	33,171,775
Paycom Software, Inc.	41,668	7,599,826
Paylocity Holding Corp. *	36,878	6,218,000
RB Global, Inc.	153,367	11,642,089
Republic Services, Inc.	173,201	31,799,704
Robert Half, Inc.	90,352	7,264,301
Rollins, Inc.	235,161	10,363,545
SS&C Technologies Holdings, Inc.	182,495	11,635,881
Tetra Tech, Inc.	44,987	7,977,095
TransUnion	162,731	12,632,808
Veralto Corp.	186,033	16,076,972
Verisk Analytics, Inc.	122,348	29,595,981
Waste Management, Inc.	309,208	63,588,625
		553,115,653

Consumer Discretionary Distribution & Retail 5.8%
Amazon.com, Inc. *	7,673,994	1,356,455,179
AutoZone, Inc. *	14,872	44,705,529
Bath & Body Works, Inc.	192,459	8,795,376
Best Buy Co., Inc.	163,912	13,257,203
Burlington Stores, Inc. *	54,944	11,269,014
CarMax, Inc. *	132,827	10,493,333
Dick's Sporting Goods, Inc.	52,359	9,314,143
eBay, Inc.	437,050	20,663,724
Etsy, Inc. *	101,129	7,249,938
Five Below, Inc. *	46,818	9,395,436
Floor & Decor Holdings, Inc., Class A *	89,672	10,861,073
GameStop Corp., Class A *(a)	224,805	3,207,967
Genuine Parts Co.	118,632	17,707,012
Home Depot, Inc.	844,029	321,245,878
Lithia Motors, Inc.	23,467	7,018,041
LKQ Corp.	224,883	11,759,132
Lowe's Cos., Inc.	487,040	117,215,917
O'Reilly Automotive, Inc. *	50,133	54,515,627
Penske Automotive Group, Inc.	16,746	2,570,511
Pool Corp.	32,748	13,037,634
RH *	13,264	3,639,642
SECURITY	NUMBER OF SHARES	VALUE ($)
Ross Stores, Inc.	285,803	42,573,215
TJX Cos., Inc.	965,852	95,754,567
Tractor Supply Co.	91,464	23,261,125
Ulta Beauty, Inc. *	41,484	22,756,463
Wayfair, Inc., Class A *	78,273	4,665,071
Williams-Sonoma, Inc.	54,036	12,727,099
		2,256,114,849

Consumer Durables & Apparel 0.9%
Deckers Outdoor Corp. *	21,761	19,488,934
DR Horton, Inc.	255,071	38,117,810
Garmin Ltd.	128,952	17,711,557
Hasbro, Inc.	110,025	5,533,157
Lennar Corp., Class A	220,552	34,959,698
Lululemon Athletica, Inc. *	97,421	45,504,375
Mohawk Industries, Inc. *	44,684	5,300,416
NIKE, Inc., Class B	1,031,874	107,242,665
NVR, Inc. *	2,734	20,848,308
Polaris, Inc.	44,847	4,157,765
PulteGroup, Inc.	181,276	19,646,693
Tapestry, Inc.	195,816	9,307,135
Tempur Sealy International, Inc.	144,986	7,897,387
Toll Brothers, Inc.	91,665	10,508,476
TopBuild Corp. *	26,992	10,861,041
VF Corp.	279,659	4,569,628
Whirlpool Corp.	45,967	4,936,396
		366,591,441

Consumer Services 2.2%
ADT, Inc.	179,144	1,300,585
Airbnb, Inc., Class A *	367,363	57,848,652
Aramark	221,613	6,721,522
Booking Holdings, Inc. *	29,512	102,372,111
Caesars Entertainment, Inc. *	182,027	7,912,714
Carnival Corp. *	845,816	13,414,642
Chipotle Mexican Grill, Inc. *	23,337	62,747,826
Churchill Downs, Inc.	57,629	7,023,246
Darden Restaurants, Inc.	102,094	17,428,467
Domino's Pizza, Inc.	29,326	13,148,312
DoorDash, Inc., Class A *	256,026	31,893,159
DraftKings, Inc., Class A *	395,208	17,120,411
Expedia Group, Inc. *	112,315	15,366,938
Hilton Worldwide Holdings, Inc.	216,989	44,335,192
Las Vegas Sands Corp.	310,920	16,951,358
Marriott International, Inc., Class A	208,501	52,098,145
McDonald's Corp.	611,845	178,830,057
MGM Resorts International *	230,211	9,963,532
Norwegian Cruise Line Holdings Ltd. *	360,330	6,986,799
Royal Caribbean Cruises Ltd. *	199,175	24,568,236
Service Corp. International	124,393	9,104,324
Starbucks Corp.	964,581	91,538,737
Vail Resorts, Inc.	32,375	7,456,286
Wyndham Hotels & Resorts, Inc.	70,177	5,372,049
Wynn Resorts Ltd.	80,201	8,437,145
Yum! Brands, Inc.	236,450	32,729,409
		842,669,854

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	341,235	6,920,246
BJ's Wholesale Club Holdings, Inc. *	112,561	8,221,455
Casey's General Stores, Inc.	31,799	9,682,478
Costco Wholesale Corp.	373,614	277,927,718
Dollar General Corp.	184,772	26,849,219
Dollar Tree, Inc. *	176,151	25,837,829
Kroger Co.	557,644	27,664,719
See financial notes
64Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Performance Food Group Co. *	132,730	10,189,682
Sysco Corp.	424,763	34,393,060
Target Corp.	389,952	59,631,460
U.S. Foods Holding Corp. *	191,404	9,721,409
Walgreens Boots Alliance, Inc.	603,461	12,829,581
Walmart, Inc.	3,612,677	211,738,999
		721,607,855

Energy 3.7%
Antero Resources Corp. *	237,704	6,108,993
APA Corp.	257,185	7,661,541
Baker Hughes Co.	846,759	25,055,599
Cheniere Energy, Inc.	200,628	31,137,466
Chesapeake Energy Corp.	94,084	7,788,274
Chevron Corp.	1,481,547	225,209,959
ConocoPhillips	1,001,486	112,707,234
Coterra Energy, Inc.	635,661	16,387,341
Devon Energy Corp.	541,238	23,846,946
Diamondback Energy, Inc.	151,032	27,566,361
EOG Resources, Inc.	492,942	56,422,141
EQT Corp.	346,617	12,876,822
Exxon Mobil Corp.	3,380,331	353,312,196
Halliburton Co.	754,491	26,459,999
Hess Corp.	233,047	33,966,600
HF Sinclair Corp.	134,831	7,483,120
Kinder Morgan, Inc.	1,635,077	28,433,989
Marathon Oil Corp.	494,242	11,985,368
Marathon Petroleum Corp.	320,732	54,277,476
New Fortress Energy, Inc.	54,284	1,908,083
NOV, Inc.	337,866	5,709,935
Occidental Petroleum Corp.	557,433	33,786,014
ONEOK, Inc.	493,027	37,036,188
Ovintiv, Inc.	212,524	10,500,811
Phillips 66	371,603	52,957,144
Pioneer Natural Resources Co.	196,544	46,225,183
Range Resources Corp.	202,161	6,392,331
Schlumberger NV	1,206,663	58,318,023
Targa Resources Corp.	188,323	18,500,852
TechnipFMC PLC	363,935	7,893,750
Texas Pacific Land Corp.	5,335	8,404,866
Valero Energy Corp.	287,887	40,724,495
Williams Cos., Inc.	1,025,557	36,858,519
		1,433,903,619

Equity Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate Equities, Inc.	131,357	16,384,159
American Homes 4 Rent, Class A	270,461	10,009,762
American Tower Corp.	393,441	78,239,677
Americold Realty Trust, Inc.	224,852	5,688,756
Apartment Income REIT Corp.	126,630	3,839,422
AvalonBay Communities, Inc.	119,554	21,164,645
Boston Properties, Inc.	122,595	7,934,348
Camden Property Trust	89,588	8,464,274
Crown Castle, Inc.	366,539	40,297,298
CubeSmart	188,273	8,210,586
Digital Realty Trust, Inc.	255,303	37,481,033
EastGroup Properties, Inc.	39,267	6,898,819
Equinix, Inc.	79,316	70,497,647
Equity LifeStyle Properties, Inc.	156,575	10,540,629
Equity Residential	290,266	17,476,916
Essex Property Trust, Inc.	54,600	12,634,440
Extra Space Storage, Inc.	178,983	25,231,233
Federal Realty Investment Trust	61,656	6,218,008
Gaming & Leisure Properties, Inc.	226,116	10,283,756
Healthcare Realty Trust, Inc.	323,346	4,455,708
Healthpeak Properties, Inc.	597,652	10,010,671
SECURITY	NUMBER OF SHARES	VALUE ($)
Host Hotels & Resorts, Inc.	597,462	12,391,362
Invitation Homes, Inc.	485,820	16,551,887
Iron Mountain, Inc.	246,554	19,389,007
Kimco Realty Corp.	560,337	11,072,259
Lamar Advertising Co., Class A	74,097	8,191,423
Mid-America Apartment Communities, Inc.	98,588	12,390,540
NNN REIT, Inc.	156,344	6,361,637
Omega Healthcare Investors, Inc.	205,239	6,387,038
Prologis, Inc.	779,370	103,866,640
Public Storage	133,701	37,953,703
Realty Income Corp.	701,214	36,540,262
Regency Centers Corp.	138,734	8,594,571
Rexford Industrial Realty, Inc.	178,382	9,076,076
SBA Communications Corp.	91,106	19,062,108
Simon Property Group, Inc.	275,546	40,819,384
Sun Communities, Inc.	105,249	14,078,106
UDR, Inc.	254,367	9,030,028
Ventas, Inc.	341,121	14,426,007
VICI Properties, Inc.	872,745	26,121,258
Welltower, Inc.	467,483	43,083,233
Weyerhaeuser Co.	613,066	21,077,209
WP Carey, Inc.	184,700	10,404,151
		898,829,676

Financial Services 7.9%
AGNC Investment Corp. (a)	567,588	5,426,141
Ally Financial, Inc.	230,848	8,539,068
American Express Co.	485,616	106,553,863
Ameriprise Financial, Inc.	85,695	34,908,715
Annaly Capital Management, Inc.	426,624	8,144,252
Apollo Global Management, Inc.	369,171	41,273,318
ARES Management Corp., Class A	142,268	18,869,005
Bank of New York Mellon Corp.	650,681	36,496,697
Berkshire Hathaway, Inc., Class B *	1,535,402	628,593,579
BlackRock, Inc.	117,963	95,708,100
Blackstone, Inc.	599,785	76,664,519
Block, Inc. *	468,826	37,257,602
Capital One Financial Corp.	320,762	44,140,059
Carlyle Group, Inc.	184,274	8,448,963
Cboe Global Markets, Inc.	88,994	17,086,848
Charles Schwab Corp. (b)	1,246,818	83,262,506
CME Group, Inc.	304,004	66,987,281
Coinbase Global, Inc., Class A *	143,912	29,294,727
Corebridge Financial, Inc.	202,041	5,016,678
Credit Acceptance Corp. *	5,462	3,023,763
Discover Financial Services	211,384	25,514,049
Equitable Holdings, Inc.	267,889	9,172,519
FactSet Research Systems, Inc.	31,972	14,789,608
Fidelity National Information Services, Inc.	499,433	34,555,769
Fiserv, Inc. *	506,294	75,574,505
FleetCor Technologies, Inc. *	60,890	17,004,750
Franklin Resources, Inc.	242,236	6,649,378
Global Payments, Inc.	219,701	28,495,220
Goldman Sachs Group, Inc.	275,520	107,191,056
Interactive Brokers Group, Inc., Class A	91,137	9,908,415
Intercontinental Exchange, Inc.	482,811	66,830,699
Invesco Ltd.	374,268	5,767,470
Jack Henry & Associates, Inc.	61,624	10,708,402
Jefferies Financial Group, Inc.	141,487	5,916,986
KKR & Co., Inc.	560,714	55,095,758
LPL Financial Holdings, Inc.	63,672	17,057,092
MarketAxess Holdings, Inc.	32,289	6,890,795
Mastercard, Inc., Class A	698,848	331,785,076
Moody's Corp.	132,874	50,415,053
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report65

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Morgan Stanley	1,065,965	91,715,629
Morningstar, Inc.	22,477	6,711,407
MSCI, Inc.	66,691	37,411,650
Nasdaq, Inc.	286,941	16,126,084
Northern Trust Corp.	173,699	14,265,899
PayPal Holdings, Inc. *	910,906	54,964,068
Raymond James Financial, Inc.	158,549	19,076,616
Robinhood Markets, Inc., Class A *	435,226	7,098,536
S&P Global, Inc.	273,591	117,200,913
SEI Investments Co.	86,042	5,786,324
SoFi Technologies, Inc. *(a)	815,116	7,319,742
Starwood Property Trust, Inc.	247,794	5,052,520
State Street Corp.	259,917	19,163,680
Synchrony Financial	347,700	14,360,010
T Rowe Price Group, Inc.	187,891	21,297,445
Toast, Inc., Class A *	315,848	7,264,504
Tradeweb Markets, Inc., Class A	97,785	10,347,609
Visa, Inc., Class A	1,345,209	380,209,872
Voya Financial, Inc.	88,924	6,078,845
WEX, Inc. *	36,024	7,915,554
		3,084,385,191

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	1,492,783	61,069,753
Archer-Daniels-Midland Co.	449,232	23,858,711
Brown-Forman Corp., Class B	203,954	12,284,149
Bunge Global SA	122,278	11,539,375
Campbell Soup Co.	164,808	7,027,413
Celsius Holdings, Inc. *	123,885	10,111,494
Coca-Cola Co.	3,284,350	197,126,687
Conagra Brands, Inc.	401,819	11,283,078
Constellation Brands, Inc., Class A	136,579	33,942,613
Darling Ingredients, Inc. *	136,036	5,755,683
General Mills, Inc.	490,484	31,479,263
Hershey Co.	126,644	23,798,940
Hormel Foods Corp.	243,460	8,599,007
J M Smucker Co.	89,233	10,723,130
Kellanova	224,453	12,378,583
Keurig Dr Pepper, Inc.	851,158	25,458,136
Kraft Heinz Co.	672,391	23,721,954
Lamb Weston Holdings, Inc.	123,443	12,617,109
McCormick & Co., Inc. - Non Voting Shares	211,581	14,569,468
Molson Coors Beverage Co., Class B	154,795	9,662,304
Mondelez International, Inc., Class A	1,147,327	83,835,184
Monster Beverage Corp. *	623,624	36,856,178
PepsiCo, Inc.	1,160,556	191,886,329
Philip Morris International, Inc.	1,310,786	117,918,309
Post Holdings, Inc. *	43,256	4,505,545
Tyson Foods, Inc., Class A	241,789	13,114,635
		995,123,030

Health Care Equipment & Services 5.0%
Abbott Laboratories	1,464,551	173,754,331
agilon health, Inc. *	254,700	1,561,311
Align Technology, Inc. *	60,301	18,236,228
Baxter International, Inc.	426,615	17,457,086
Becton Dickinson & Co.	244,983	57,705,746
Boston Scientific Corp. *	1,235,708	81,816,227
Cardinal Health, Inc.	207,296	23,213,006
Cencora, Inc.	140,995	33,218,422
Centene Corp. *	449,643	35,265,500
Chemed Corp.	12,862	8,053,284
Cigna Group	246,918	82,999,017
Cooper Cos., Inc.	167,964	15,721,430
CVS Health Corp.	1,083,296	80,564,724
SECURITY	NUMBER OF SHARES	VALUE ($)
DaVita, Inc. *	46,369	5,887,472
DENTSPLY SIRONA, Inc.	178,529	5,834,328
Dexcom, Inc. *	325,379	37,441,362
Edwards Lifesciences Corp. *	511,853	43,440,964
Elevance Health, Inc.	198,467	99,481,584
Encompass Health Corp.	84,186	6,263,438
GE HealthCare Technologies, Inc.	341,957	31,213,835
HCA Healthcare, Inc.	167,358	52,165,489
Henry Schein, Inc. *	110,990	8,487,405
Hologic, Inc. *	207,916	15,344,201
Humana, Inc.	103,942	36,412,961
IDEXX Laboratories, Inc. *	70,034	40,285,658
Insulet Corp. *	59,023	9,679,772
Intuitive Surgical, Inc. *	296,948	114,503,149
Laboratory Corp. of America Holdings	71,444	15,419,759
Masimo Corp. *	38,413	4,937,607
McKesson Corp.	112,423	58,618,476
Medtronic PLC	1,123,107	93,622,200
Molina Healthcare, Inc. *	49,533	19,511,544
Penumbra, Inc. *	33,039	7,761,522
Quest Diagnostics, Inc.	94,624	11,817,591
R1 RCM, Inc. *	162,785	2,287,129
ResMed, Inc.	124,342	21,600,692
Shockwave Medical, Inc. *	30,982	8,082,274
STERIS PLC	83,898	19,540,683
Stryker Corp.	285,293	99,587,227
Teleflex, Inc.	39,550	8,811,344
UnitedHealth Group, Inc.	780,637	385,322,423
Universal Health Services, Inc., Class B	51,916	8,673,087
Veeva Systems, Inc., Class A *	123,319	27,809,668
Zimmer Biomet Holdings, Inc.	176,996	22,011,223
		1,951,422,379

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	207,417	20,766,590
Clorox Co.	104,703	16,052,017
Colgate-Palmolive Co.	695,596	60,182,966
Coty, Inc., Class A *	315,275	3,959,854
Estee Lauder Cos., Inc., Class A	195,767	29,087,061
Kenvue, Inc.	1,459,408	27,728,752
Kimberly-Clark Corp.	285,783	34,628,326
Procter & Gamble Co.	1,988,975	316,127,686
Reynolds Consumer Products, Inc.	45,827	1,351,897
		509,885,149

Insurance 2.2%
Aflac, Inc.	449,244	36,271,961
Allstate Corp.	220,783	35,219,304
American Financial Group, Inc.	55,355	7,067,173
American International Group, Inc.	592,877	43,214,805
Aon PLC, Class A	169,107	53,436,121
Arch Capital Group Ltd. *	314,772	27,570,879
Arthur J Gallagher & Co.	182,116	44,423,556
Assurant, Inc.	43,874	7,960,937
Brown & Brown, Inc.	199,115	16,767,474
Chubb Ltd.	344,124	86,605,687
Cincinnati Financial Corp.	133,159	15,180,126
CNA Financial Corp.	23,537	1,034,451
Erie Indemnity Co., Class A	21,035	8,558,721
Everest Group Ltd.	36,869	13,600,237
Fidelity National Financial, Inc.	218,377	11,045,509
Globe Life, Inc.	72,182	9,162,061
Hartford Financial Services Group, Inc.	253,262	24,272,630
Kinsale Capital Group, Inc.	18,795	9,701,603
See financial notes
66Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Loews Corp.	155,071	11,650,484
Markel Group, Inc. *	11,387	16,994,870
Marsh & McLennan Cos., Inc.	416,237	84,192,258
MetLife, Inc.	526,039	36,685,960
Old Republic International Corp.	222,712	6,449,739
Principal Financial Group, Inc.	184,748	14,938,723
Progressive Corp.	493,519	93,551,462
Prudential Financial, Inc.	305,121	33,255,138
Reinsurance Group of America, Inc.	56,139	9,928,182
RenaissanceRe Holdings Ltd.	44,211	9,939,517
Travelers Cos., Inc.	192,919	42,627,382
Unum Group	154,757	7,652,734
W R Berkley Corp.	172,449	14,416,736
Willis Towers Watson PLC	87,013	23,720,614
		857,097,034

Materials 2.4%
Air Products & Chemicals, Inc.	187,594	43,904,500
Albemarle Corp.	99,414	13,704,220
Alcoa Corp.	150,202	4,086,996
Amcor PLC	1,223,073	11,081,041
AptarGroup, Inc.	55,073	7,735,554
Avery Dennison Corp.	68,333	14,796,145
Axalta Coating Systems Ltd. *	187,263	6,129,118
Ball Corp.	267,175	17,104,544
Berry Global Group, Inc.	100,885	5,872,516
Celanese Corp.	85,250	12,955,443
CF Industries Holdings, Inc.	161,985	13,075,429
Cleveland-Cliffs, Inc. *	423,083	8,800,126
Corteva, Inc.	593,273	31,751,971
Crown Holdings, Inc.	100,937	7,733,793
Dow, Inc.	590,947	33,022,118
DuPont de Nemours, Inc.	362,282	25,066,292
Eastman Chemical Co.	99,937	8,768,472
Ecolab, Inc.	213,848	48,081,584
FMC Corp.	105,252	5,935,160
Freeport-McMoRan, Inc.	1,212,899	45,859,711
International Flavors & Fragrances, Inc.	215,624	16,279,612
International Paper Co.	293,659	10,383,782
Linde PLC	409,345	183,722,223
LyondellBasell Industries NV, Class A	216,301	21,690,664
Martin Marietta Materials, Inc.	51,988	30,033,988
Mosaic Co.	275,678	8,590,126
Newmont Corp.	973,461	30,420,656
Nucor Corp.	207,067	39,818,984
Packaging Corp. of America	75,980	13,766,816
PPG Industries, Inc.	199,276	28,217,482
Reliance, Inc.	48,559	15,598,122
Royal Gold, Inc.	55,331	5,678,621
RPM International, Inc.	108,584	12,525,164
Sealed Air Corp.	121,159	4,224,814
Sherwin-Williams Co.	199,109	66,110,161
Sonoco Products Co.	81,637	4,627,185
Steel Dynamics, Inc.	128,363	17,177,537
Vulcan Materials Co.	112,580	29,929,393
Westlake Corp.	26,967	3,740,593
Westrock Co.	216,813	9,819,461
		917,820,117

Media & Entertainment 7.8%
Alphabet, Inc., Class A *	4,993,916	691,457,609
Alphabet, Inc., Class C *	4,203,134	587,514,070
Charter Communications, Inc., Class A *	84,789	24,922,031
Comcast Corp., Class A	3,388,661	145,204,124
SECURITY	NUMBER OF SHARES	VALUE ($)
Electronic Arts, Inc.	206,286	28,772,771
Fox Corp., Class A	314,633	9,372,917
Interpublic Group of Cos., Inc.	322,687	10,132,372
Liberty Broadband Corp., Class C *	110,929	6,675,707
Liberty Media Corp.-Liberty Formula One, Class C *	193,950	14,111,802
Liberty Media Corp.-Liberty SiriusXM, Class C *	189,080	5,479,538
Live Nation Entertainment, Inc. *	119,584	11,597,256
Match Group, Inc. *	228,905	8,249,736
Meta Platforms, Inc., Class A	1,873,132	918,078,187
Netflix, Inc. *	369,589	222,832,600
News Corp., Class A	423,819	11,392,255
Omnicom Group, Inc.	166,334	14,702,262
Paramount Global, Class B	424,315	4,684,438
Pinterest, Inc., Class A *	495,174	18,172,886
ROBLOX Corp., Class A *	410,662	16,385,414
Roku, Inc. *	106,583	6,733,914
Sirius XM Holdings, Inc. (a)	546,034	2,413,470
Snap, Inc., Class A *	867,090	9,555,332
Take-Two Interactive Software, Inc. *	133,764	19,653,945
Trade Desk, Inc., Class A *	376,660	32,178,064
Walt Disney Co.	1,544,193	172,301,055
Warner Bros Discovery, Inc. *	1,866,693	16,408,231
ZoomInfo Technologies, Inc. *	253,556	4,249,599
		3,013,231,585

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
AbbVie, Inc.	1,490,013	262,316,789
Agilent Technologies, Inc.	246,275	33,828,334
Alnylam Pharmaceuticals, Inc. *	106,257	16,054,370
Amgen, Inc.	451,659	123,677,784
Avantor, Inc. *	567,565	13,984,802
Biogen, Inc. *	122,199	26,515,961
BioMarin Pharmaceutical, Inc. *	158,553	13,679,953
Bio-Rad Laboratories, Inc., Class A *	18,036	5,877,572
Bio-Techne Corp.	132,594	9,754,941
Bristol-Myers Squibb Co.	1,717,052	87,140,389
Bruker Corp.	78,262	6,772,793
Catalent, Inc. *	152,171	8,725,485
Charles River Laboratories International, Inc. *	43,269	10,998,547
Danaher Corp.	555,207	140,545,100
Elanco Animal Health, Inc. *	421,894	6,703,896
Eli Lilly & Co.	672,963	507,198,754
Exact Sciences Corp. *	152,539	8,775,569
Gilead Sciences, Inc.	1,051,049	75,780,633
Illumina, Inc. *	134,420	18,795,949
Incyte Corp. *	156,671	9,143,320
IQVIA Holdings, Inc. *	154,364	38,152,606
Jazz Pharmaceuticals PLC *	52,783	6,275,899
Johnson & Johnson	2,031,564	327,853,798
Karuna Therapeutics, Inc. *	30,368	9,534,641
Medpace Holdings, Inc. *	20,062	7,975,046
Merck & Co., Inc.	2,138,370	271,893,745
Mettler-Toledo International, Inc. *	18,399	22,947,601
Moderna, Inc. *	280,063	25,833,011
Neurocrine Biosciences, Inc. *	82,671	10,780,298
Organon & Co.	214,525	3,734,880
Pfizer, Inc.	4,767,361	126,621,108
Regeneron Pharmaceuticals, Inc. *	90,524	87,454,331
Repligen Corp. *	44,299	8,593,563
Revvity, Inc.	104,589	11,461,908
Roivant Sciences Ltd. *	284,762	3,257,677
Royalty Pharma PLC, Class A	324,231	9,837,168
Sarepta Therapeutics, Inc. *	78,653	10,059,719
Thermo Fisher Scientific, Inc.	326,112	185,942,540
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report67

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United Therapeutics Corp. *	39,552	8,924,513
Vertex Pharmaceuticals, Inc. *	217,486	91,505,060
Viatris, Inc.	1,009,425	12,486,587
Waters Corp. *	49,834	16,814,988
West Pharmaceutical Services, Inc.	62,475	22,388,541
Zoetis, Inc.	387,020	76,757,677
		2,783,357,846

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	256,838	23,600,844
CoStar Group, Inc. *	343,957	29,934,578
Jones Lang LaSalle, Inc. *	39,997	7,609,029
Zillow Group, Inc., Class C *	177,979	9,993,521
		71,137,972

Semiconductors & Semiconductor Equipment 9.3%
Advanced Micro Devices, Inc. *	1,363,517	262,517,928
Analog Devices, Inc.	420,470	80,654,555
Applied Materials, Inc.	706,460	142,436,465
Broadcom, Inc.	370,570	481,922,579
Enphase Energy, Inc. *	115,773	14,704,329
Entegris, Inc.	126,307	16,970,609
First Solar, Inc. *	90,621	13,945,666
Intel Corp.	3,556,241	153,096,175
KLA Corp.	114,803	78,330,087
Lam Research Corp.	111,259	104,388,757
Lattice Semiconductor Corp. *	116,988	8,962,451
Marvell Technology, Inc.	729,104	52,247,593
Microchip Technology, Inc.	456,631	38,420,932
Micron Technology, Inc.	926,191	83,922,166
Monolithic Power Systems, Inc.	40,335	29,042,813
NVIDIA Corp.	2,084,300	1,648,931,416
NXP Semiconductors NV	217,795	54,389,945
ON Semiconductor Corp. *	364,581	28,772,732
Qorvo, Inc. *	82,440	9,443,502
QUALCOMM, Inc.	939,199	148,196,210
Skyworks Solutions, Inc.	133,975	14,056,657
SolarEdge Technologies, Inc. *	47,516	3,191,650
Teradyne, Inc.	129,201	13,383,932
Texas Instruments, Inc.	766,778	128,304,963
Universal Display Corp.	36,843	6,426,156
Wolfspeed, Inc. *	104,190	2,711,024
		3,619,371,292

Software & Services 12.7%
Accenture PLC, Class A	529,821	198,566,314
Adobe, Inc. *	384,388	215,364,909
Akamai Technologies, Inc. *	127,060	14,093,495
ANSYS, Inc. *	73,468	24,550,802
AppLovin Corp., Class A *	109,214	6,522,260
Aspen Technology, Inc. *	23,573	4,570,569
Atlassian Corp., Class A *	131,244	27,222,631
Autodesk, Inc. *	180,699	46,651,061
Bentley Systems, Inc., Class B	193,298	9,929,718
Bill Holdings, Inc. *	83,352	5,278,682
Cadence Design Systems, Inc. *	229,750	69,931,305
Cloudflare, Inc., Class A *	249,184	24,554,591
Cognizant Technology Solutions Corp., Class A	423,651	33,476,902
Crowdstrike Holdings, Inc., Class A *	191,126	61,953,493
Datadog, Inc., Class A *	255,960	33,648,502
DocuSign, Inc. *	171,227	9,121,262
Dynatrace, Inc. *	201,351	9,976,942
Elastic NV *	69,032	9,237,172
EPAM Systems, Inc. *	48,947	14,899,467
SECURITY	NUMBER OF SHARES	VALUE ($)
Fair Isaac Corp. *	21,006	26,675,730
Five9, Inc. *	62,044	3,784,684
Fortinet, Inc. *	536,789	37,097,488
Gartner, Inc. *	65,601	30,541,202
Gen Digital, Inc.	479,741	10,309,634
GoDaddy, Inc., Class A *	118,520	13,529,058
Guidewire Software, Inc. *	68,585	8,184,934
HubSpot, Inc. *	42,399	26,236,925
International Business Machines Corp.	770,746	142,611,132
Intuit, Inc.	236,530	156,793,372
Manhattan Associates, Inc. *	51,598	13,071,321
Microsoft Corp.	6,271,789	2,594,262,802
MongoDB, Inc. *	60,162	26,927,308
Okta, Inc. *	133,196	14,291,931
Oracle Corp.	1,340,780	149,738,310
Palantir Technologies, Inc., Class A *	1,620,217	40,635,042
Palo Alto Networks, Inc. *	262,234	81,436,769
Procore Technologies, Inc. *	74,902	5,844,603
PTC, Inc. *	100,932	18,471,565
Roper Technologies, Inc.	90,141	49,102,507
Salesforce, Inc. *	821,245	253,616,881
ServiceNow, Inc. *	173,102	133,520,497
Snowflake, Inc., Class A *	278,589	52,452,737
Splunk, Inc. *	130,540	20,392,959
Synopsys, Inc. *	128,396	73,664,637
Twilio, Inc., Class A *	153,933	9,172,868
Tyler Technologies, Inc. *	35,739	15,622,946
UiPath, Inc., Class A *	342,493	8,134,209
Unity Software, Inc. *	202,317	5,931,934
VeriSign, Inc. *	74,739	14,595,779
Workday, Inc., Class A *	174,952	51,551,356
Zoom Video Communications, Inc., Class A *	214,286	15,156,449
Zscaler, Inc. *	74,454	18,015,634
		4,940,925,280

Technology Hardware & Equipment 7.5%
Amphenol Corp., Class A	505,006	55,166,855
Apple, Inc.	12,336,659	2,229,851,114
Arista Networks, Inc. *	212,784	59,056,071
Arrow Electronics, Inc. *	46,375	5,449,063
CDW Corp.	113,319	27,900,271
Ciena Corp. *	124,754	7,108,483
Cisco Systems, Inc.	3,416,180	165,240,627
Cognex Corp.	145,048	5,722,144
Corning, Inc.	650,284	20,965,156
Dell Technologies, Inc., Class C	215,139	20,365,058
F5, Inc. *	50,633	9,479,510
Hewlett Packard Enterprise Co.	1,085,676	16,534,845
HP, Inc.	732,844	20,761,471
Jabil, Inc.	107,735	15,523,536
Juniper Networks, Inc.	269,358	9,974,327
Keysight Technologies, Inc. *	150,136	23,165,985
Motorola Solutions, Inc.	140,412	46,390,721
NetApp, Inc.	176,439	15,724,244
Pure Storage, Inc., Class A *	249,063	13,113,167
Seagate Technology Holdings PLC	164,703	15,325,614
Super Micro Computer, Inc. *	39,028	33,802,931
TD SYNNEX Corp.	48,724	5,062,424
TE Connectivity Ltd.	261,671	37,565,489
Teledyne Technologies, Inc. *	40,033	17,104,900
Trimble, Inc. *	208,168	12,737,800
Ubiquiti, Inc.	3,680	431,222
Western Digital Corp. *	273,718	16,278,009
See financial notes
68Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	43,590	12,182,533
		2,917,983,570

Telecommunication Services 0.8%
AT&T, Inc.	6,028,967	102,070,411
GCI Liberty, Inc. *(c)	75,055	0
Liberty Global Ltd., Class C *	299,762	5,560,585
T-Mobile U.S., Inc.	429,313	70,106,813
Verizon Communications, Inc.	3,547,941	141,988,599
		319,726,408

Transportation 1.8%
Alaska Air Group, Inc. *	108,470	4,055,693
American Airlines Group, Inc. *	552,063	8,656,348
Avis Budget Group, Inc.	15,493	1,673,864
CH Robinson Worldwide, Inc.	97,690	7,236,875
CSX Corp.	1,668,226	63,292,494
Delta Air Lines, Inc.	543,316	22,965,967
Expeditors International of Washington, Inc.	122,449	14,644,900
FedEx Corp.	195,487	48,670,398
Hertz Global Holdings, Inc. *	108,730	853,531
JB Hunt Transport Services, Inc.	68,800	14,194,128
Knight-Swift Transportation Holdings, Inc.	135,664	7,643,310
Norfolk Southern Corp.	191,324	48,477,675
Old Dominion Freight Line, Inc.	75,537	33,423,612
Saia, Inc. *	22,547	12,973,544
Southwest Airlines Co.	503,486	17,254,465
Uber Technologies, Inc. *	1,737,692	138,146,514
U-Haul Holding Co. *	8,245	530,813
U-Haul Holding Co., Non Voting Shares	83,815	5,328,120
Union Pacific Corp.	514,456	130,512,343
United Airlines Holdings, Inc. *	275,490	12,532,040
United Parcel Service, Inc., Class B	610,549	90,519,995
XPO, Inc. *	97,591	11,742,149
		695,328,778

Utilities 2.1%
AES Corp.	565,783	8,599,902
Alliant Energy Corp.	215,355	10,283,201
Ameren Corp.	222,248	15,821,835
American Electric Power Co., Inc.	443,509	37,782,532
American Water Works Co., Inc.	164,716	19,525,435
Atmos Energy Corp.	124,932	14,106,072
Avangrid, Inc.	58,486	1,820,669
CenterPoint Energy, Inc.	533,494	14,671,085
CMS Energy Corp.	245,400	14,078,598
Consolidated Edison, Inc.	291,127	25,389,186
Constellation Energy Corp.	270,206	45,516,201
Dominion Energy, Inc.	704,905	33,715,606
DTE Energy Co.	174,247	18,879,662
Duke Energy Corp.	650,743	59,757,730
Edison International	323,130	21,979,303
Entergy Corp.	179,709	18,253,043
Essential Utilities, Inc.	213,614	7,429,495
Evergy, Inc.	195,896	9,704,688
SECURITY	NUMBER OF SHARES	VALUE ($)
Eversource Energy	294,127	17,265,255
Exelon Corp.	838,341	30,046,141
FirstEnergy Corp.	438,741	16,062,308
NextEra Energy, Inc.	1,730,299	95,495,202
NiSource, Inc.	348,935	9,093,246
NRG Energy, Inc.	190,149	10,519,043
OGE Energy Corp.	170,364	5,606,679
PG&E Corp.	1,795,928	29,974,038
Pinnacle West Capital Corp.	94,825	6,479,392
PPL Corp.	622,116	16,405,199
Public Service Enterprise Group, Inc.	421,179	26,281,570
Sempra	532,214	37,574,308
Southern Co.	920,624	61,911,964
UGI Corp.	176,965	4,332,103
Vistra Corp.	282,703	15,418,622
WEC Energy Group, Inc.	266,547	20,921,274
Xcel Energy, Inc.	464,925	24,496,898
		805,197,485
Total Common Stocks (Cost $23,484,440,595)		38,741,762,839

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)	21,275,045	21,275,045
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)(e)	17,887,260	17,887,260
		39,162,305
Total Short-Term Investments (Cost $39,162,305)		39,162,305
Total Investments in Securities (Cost $23,523,602,900)		38,780,925,144

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/15/24	285	72,728,438	2,029,010

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,320,905.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report69

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 29, 2024:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/29/24	BALANCE OF SHARES HELD AT 2/29/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$73,278,214	$3,548,030	($3,140,536 )	$769,782	$8,807,016	$83,262,506	1,246,818	$627,936

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$38,422,036,431	$—	$—	$38,422,036,431
Telecommunication Services	319,726,408	—	0 *	319,726,408
Short-Term Investments[1]	39,162,305	—	—	39,162,305
Futures Contracts[2]	2,029,010	—	—	2,029,010
Total	$38,782,954,154	$—	$0	$38,782,954,154

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
70Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - affiliated (cost $61,569,073)		$83,262,506
Investments in securities, at value - unaffiliated (cost $23,462,033,827) including securities on loan of $17,320,905		38,697,662,638
Deposit with broker for futures contracts		5,096,000
Receivables:
Dividends		52,088,846
Investments sold		47,138,633
Variation margin on future contracts		320,073
Income from securities on loan		106,526
Foreign tax reclaims	+	16,212
Total assets		38,885,691,434

Liabilities
Collateral held for securities on loan		17,887,260
Payables:
Fund shares redeemed		48,301,490
Investments bought		2,285,388
Management fees	+	911,825
Total liabilities		69,385,963
Net assets		$38,816,305,471

Net Assets by Source
Capital received from investors		$23,953,457,738
Total distributable earnings	+	14,862,847,733
Net assets		$38,816,305,471

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$38,816,305,471		642,900,000		$60.38

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report71

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $91,209)		$272,509,247
Dividends received from securities - affiliated		627,936
Interest received from securities - unaffiliated		118,746
Securities on loan, net	+	549,547
Total investment income		273,805,476

Expenses
Management fees		5,240,276
Total expenses	–	5,240,276
Net investment income		268,565,200

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(347,518)
Net realized losses on sales of securities - unaffiliated		(164,686,743)
Net realized gains on sales of in-kind redemptions - affiliated		1,117,300
Net realized gains on sales of in-kind redemptions - unaffiliated		650,938,431
Net realized gains on futures contracts	+	3,331,439
Net realized gains		490,352,909
Net change in unrealized appreciation (depreciation) on securities - affiliated		8,807,016
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		4,137,560,514
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,748,636
Net change in unrealized appreciation (depreciation)	+	4,148,116,166
Net realized and unrealized gains		4,638,469,075
Increase in net assets resulting from operations		$4,907,034,275
See financial notes
72Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$268,565,200	$502,256,555
Net realized gains		490,352,909	542,132,297
Net change in unrealized appreciation (depreciation)	+	4,148,116,166	3,639,409,676
Increase in net assets resulting from operations		$4,907,034,275	$4,683,798,528

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($268,312,890 )	($491,587,390 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,550,000	$1,259,890,493	60,200,000	$2,775,351,355
Shares redeemed	+	(19,350,000)	(1,100,106,610)	(38,800,000)	(1,860,648,362)
Net transactions in fund shares		4,200,000	$159,783,883	21,400,000	$914,702,993

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		638,700,000	$34,017,800,203	617,300,000	$28,910,886,072
Total increase	+	4,200,000	4,798,505,268	21,400,000	5,106,914,131
End of period		642,900,000	$38,816,305,471	638,700,000	$34,017,800,203
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report73

Schwab U.S. Large-Cap Growth ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]	9/1/18– 8/31/19[1]
Per-Share Data
Net asset value at beginning of period	$76.83	$62.09	$78.35	$60.08	$42.01	$40.85
Income (loss) from investment operations:
Net investment income (loss)[2]	0.22	0.35	0.29	0.37	0.35	0.48
Net realized and unrealized gains (losses)	14.25	14.73	(16.20)	18.21	18.09	1.14
Total from investment operations	14.47	15.08	(15.91)	18.58	18.44	1.62
Less distributions:
Distributions from net investment income	(0.21)	(0.34)	(0.35)	(0.31)	(0.37)	(0.46)
Net asset value at end of period	$91.09	$76.83	$62.09	$78.35	$60.08	$42.01
Total return	18.89%[3]	24.41%	(20.37%)	31.06%	44.22%	4.09%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4]	0.04%[5]	0.04%[5]	0.04%	0.04%	0.04%
Net investment income (loss)	0.56%[4]	0.54%	0.41%	0.55%	0.74%	1.21%
Portfolio turnover rate[6]	3%[3]	9%	6%	12%	7%	14%
Net assets, end of period (x 1,000,000)	$26,115	$19,818	$14,493	$16,563	$12,785	$8,108

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10, 2022.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
74Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.3%
Rivian Automotive, Inc., Class A *(a)	710,450	8,042,294
Tesla, Inc. *	2,939,181	593,361,860
		601,404,154

Banks 0.1%
First Citizens BancShares, Inc., Class A	12,588	19,811,120

Capital Goods 2.5%
Axon Enterprise, Inc. *	75,234	23,124,674
Builders FirstSource, Inc. *	130,429	25,457,132
Carlisle Cos., Inc.	50,999	17,849,650
Deere & Co.	285,508	104,224,695
EMCOR Group, Inc.	49,036	15,373,767
Generac Holdings, Inc. *	66,172	7,445,012
General Electric Co.	1,155,701	181,317,930
Huntington Ingalls Industries, Inc.	41,286	12,039,823
L3Harris Technologies, Inc.	202,010	42,757,437
Nordson Corp.	56,054	14,890,745
Plug Power, Inc. *(a)	577,103	2,037,173
TransDigm Group, Inc.	58,586	68,999,076
Trex Co., Inc. *	116,188	10,661,411
United Rentals, Inc.	72,122	50,000,019
Vertiv Holdings Co.	372,929	25,217,459
WESCO International, Inc.	46,471	6,946,950
WillScot Mobile Mini Holdings Corp. *	199,944	9,547,326
WW Grainger, Inc.	47,458	46,198,465
		664,088,744

Commercial & Professional Services 0.6%
CACI International, Inc., Class A *	23,984	8,990,402
Cintas Corp.	91,368	57,434,839
Clean Harbors, Inc. *	53,401	9,724,322
Copart, Inc. *	951,432	50,568,611
Dayforce, Inc. *	165,422	11,539,839
Paycom Software, Inc.	52,136	9,509,085
Paylocity Holding Corp. *	45,223	7,625,050
Tetra Tech, Inc.	56,901	10,089,685
		165,481,833

Consumer Discretionary Distribution & Retail 7.4%
Amazon.com, Inc. *	9,651,780	1,706,048,633
AutoZone, Inc. *	18,774	56,435,020
Etsy, Inc. *	143,724	10,303,574
Five Below, Inc. *	58,105	11,660,511
Floor & Decor Holdings, Inc., Class A *	115,810	14,026,907
Lithia Motors, Inc.	28,107	8,405,679
O'Reilly Automotive, Inc. *	63,009	68,517,247
Pool Corp.	42,191	16,797,081
RH *	15,853	4,350,063
SECURITY	NUMBER OF SHARES	VALUE ($)
Ulta Beauty, Inc. *	53,191	29,178,455
Wayfair, Inc., Class A *	95,834	5,711,706
		1,931,434,876

Consumer Durables & Apparel 0.7%
Deckers Outdoor Corp. *	27,491	24,620,665
DR Horton, Inc.	319,940	47,811,833
Lululemon Athletica, Inc. *	122,909	57,409,565
NVR, Inc. *	3,386	25,820,180
TopBuild Corp. *	33,411	13,443,918
		169,106,161

Consumer Services 2.0%
Airbnb, Inc., Class A *	461,116	72,611,937
Booking Holdings, Inc. *	37,216	129,095,977
Caesars Entertainment, Inc. *	228,492	9,932,547
Chipotle Mexican Grill, Inc. *	29,335	78,875,068
Churchill Downs, Inc.	70,033	8,534,922
Domino's Pizza, Inc.	37,047	16,610,022
DoorDash, Inc., Class A *	322,439	40,166,226
DraftKings, Inc., Class A *	494,347	21,415,112
Expedia Group, Inc. *	140,560	19,231,419
Hilton Worldwide Holdings, Inc.	274,162	56,016,780
Marriott International, Inc., Class A	262,448	65,577,882
		518,067,892

Consumer Staples Distribution & Retail 1.4%
Casey's General Stores, Inc.	39,402	11,997,515
Costco Wholesale Corp.	471,445	350,703,221
Performance Food Group Co. *	158,934	12,201,363
		374,902,099

Energy 1.3%
Baker Hughes Co.	1,075,459	31,822,832
Cheniere Energy, Inc.	254,715	39,531,768
Coterra Energy, Inc.	792,739	20,436,811
Diamondback Energy, Inc.	192,741	35,179,087
EOG Resources, Inc.	619,427	70,899,614
EQT Corp.	433,323	16,097,950
Halliburton Co.	962,397	33,751,263
Hess Corp.	295,368	43,049,886
New Fortress Energy, Inc.	63,559	2,234,099
NOV, Inc.	418,174	7,067,141
Range Resources Corp.	250,279	7,913,822
Targa Resources Corp.	235,880	23,172,851
TechnipFMC PLC	449,953	9,759,481
Texas Pacific Land Corp.	6,470	10,192,967
		351,109,572

Equity Real Estate Investment Trusts (REITs) 0.5%
Equinix, Inc.	99,935	88,824,226
Rexford Industrial Realty, Inc.	228,177	11,609,646
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report75

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SBA Communications Corp.	115,451	24,155,813
		124,589,685

Financial Services 6.3%
BlackRock, Inc.	148,885	120,796,356
Block, Inc. *	585,483	46,528,334
Coinbase Global, Inc., Class A *	181,642	36,975,045
Credit Acceptance Corp. *	6,423	3,555,773
FactSet Research Systems, Inc.	40,408	18,691,933
Fiserv, Inc. *	634,356	94,690,320
FleetCor Technologies, Inc. *	77,458	21,631,696
Interactive Brokers Group, Inc., Class A	111,416	12,113,147
LPL Financial Holdings, Inc.	80,468	21,556,572
MarketAxess Holdings, Inc.	39,537	8,437,591
Mastercard, Inc., Class A	881,929	418,704,612
Moody's Corp.	167,561	63,575,995
MSCI, Inc.	84,537	47,422,721
PayPal Holdings, Inc. *	1,140,621	68,825,071
Robinhood Markets, Inc., Class A *	554,864	9,049,832
S&P Global, Inc.	344,948	147,768,824
Toast, Inc., Class A *	392,954	9,037,942
Tradeweb Markets, Inc., Class A	121,541	12,861,469
Visa, Inc., Class A	1,696,309	479,444,776
WEX, Inc. *	43,764	9,616,264
		1,651,284,273

Food, Beverage & Tobacco 0.4%
Celsius Holdings, Inc. *	156,771	12,795,649
Constellation Brands, Inc., Class A	170,830	42,454,672
Monster Beverage Corp. *	788,825	46,619,557
		101,869,878

Health Care Equipment & Services 5.2%
agilon health, Inc. *	311,035	1,906,645
Align Technology, Inc. *	75,977	22,976,964
Centene Corp. *	568,797	44,610,749
Chemed Corp.	15,487	9,696,875
Cigna Group	311,067	104,562,061
Cooper Cos., Inc.	209,848	19,641,773
Dexcom, Inc. *	410,595	47,247,167
Edwards Lifesciences Corp. *	649,390	55,113,729
Elevance Health, Inc.	249,530	125,076,913
Humana, Inc.	131,059	45,912,589
IDEXX Laboratories, Inc. *	88,215	50,743,914
Insulet Corp. *	73,716	12,089,424
Intuitive Surgical, Inc. *	374,389	144,364,398
Masimo Corp. *	47,349	6,086,240
McKesson Corp.	141,808	73,940,109
Molina Healthcare, Inc. *	61,415	24,191,983
Penumbra, Inc. *	40,755	9,574,165
R1 RCM, Inc. *	193,900	2,724,295
ResMed, Inc.	155,754	27,057,585
Shockwave Medical, Inc. *	38,610	10,072,191
Teleflex, Inc.	49,392	11,004,044
UnitedHealth Group, Inc.	983,607	485,508,415
Veeva Systems, Inc., Class A *	154,442	34,828,215
		1,368,930,443

Insurance 0.7%
Everest Group Ltd.	45,906	16,933,805
Kinsale Capital Group, Inc.	23,089	11,918,080
Markel Group, Inc. *	13,889	20,729,055
Progressive Corp.	622,296	117,962,430
SECURITY	NUMBER OF SHARES	VALUE ($)
RenaissanceRe Holdings Ltd.	55,470	12,470,765
		180,014,135

Materials 1.8%
Albemarle Corp.	124,972	17,227,390
Cleveland-Cliffs, Inc. *	536,953	11,168,622
Corteva, Inc.	741,078	39,662,495
Linde PLC	516,295	231,723,522
Martin Marietta Materials, Inc.	65,601	37,898,354
Sherwin-Williams Co.	250,565	83,195,097
Vulcan Materials Co.	143,426	38,129,802
Westlake Corp.	36,180	5,018,528
		464,023,810

Media & Entertainment 12.5%
Alphabet, Inc., Class A *	6,272,045	868,427,351
Alphabet, Inc., Class C *	5,275,921	737,468,237
Charter Communications, Inc., Class A *	106,963	31,439,635
Liberty Broadband Corp., Class C *	137,998	8,304,720
Live Nation Entertainment, Inc. *	153,621	14,898,165
Meta Platforms, Inc., Class A	2,361,725	1,157,552,274
Netflix, Inc. *	465,555	280,692,421
Pinterest, Inc., Class A *	662,078	24,298,263
ROBLOX Corp., Class A *	517,229	20,637,437
Roku, Inc. *	131,419	8,303,052
Snap, Inc., Class A *	1,125,948	12,407,947
Take-Two Interactive Software, Inc. *	173,897	25,550,686
Trade Desk, Inc., Class A *	475,578	40,628,628
Warner Bros Discovery, Inc. *	2,337,934	20,550,440
ZoomInfo Technologies, Inc. *	345,645	5,793,010
		3,256,952,266

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Alnylam Pharmaceuticals, Inc. *	132,959	20,088,775
Avantor, Inc. *	719,165	17,720,226
BioMarin Pharmaceutical, Inc. *	199,497	17,212,601
Bio-Rad Laboratories, Inc., Class A *	22,116	7,207,162
Bio-Techne Corp.	167,526	12,324,888
Catalent, Inc. *	191,826	10,999,303
Charles River Laboratories International, Inc. *	54,039	13,736,173
Danaher Corp.	700,485	177,320,773
Eli Lilly & Co.	848,008	639,126,669
Exact Sciences Corp. *	192,858	11,095,121
Illumina, Inc. *	168,985	23,629,172
Incyte Corp. *	195,867	11,430,798
IQVIA Holdings, Inc. *	193,074	47,720,170
Jazz Pharmaceuticals PLC *	65,716	7,813,632
Karuna Therapeutics, Inc. *	37,979	11,924,267
Medpace Holdings, Inc. *	24,733	9,831,862
Mettler-Toledo International, Inc. *	23,210	28,947,976
Moderna, Inc. *	350,702	32,348,752
Neurocrine Biosciences, Inc. *	104,839	13,671,006
Regeneron Pharmaceuticals, Inc. *	114,167	110,295,597
Repligen Corp. *	54,910	10,651,991
Revvity, Inc.	132,779	14,551,251
Roivant Sciences Ltd. *	344,874	3,945,359
Sarepta Therapeutics, Inc. *	99,263	12,695,738
Thermo Fisher Scientific, Inc.	410,564	234,095,381
Vertex Pharmaceuticals, Inc. *	274,320	115,417,397
Waters Corp. *	62,095	20,952,095
West Pharmaceutical Services, Inc.	78,472	28,121,226
See financial notes
76Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zoetis, Inc.	488,202	96,825,103
		1,761,700,464

Real Estate Management & Development 0.1%
CoStar Group, Inc. *	433,783	37,752,135

Semiconductors & Semiconductor Equipment 13.1%
Advanced Micro Devices, Inc. *	1,716,964	330,567,079
Broadcom, Inc.	466,982	607,305,421
Enphase Energy, Inc. *	144,347	18,333,512
First Solar, Inc. *	116,485	17,925,877
KLA Corp.	145,206	99,074,054
Lam Research Corp.	140,854	132,156,265
Marvell Technology, Inc.	918,228	65,800,218
Monolithic Power Systems, Inc.	50,938	36,677,398
NVIDIA Corp.	2,622,266	2,074,527,078
Qorvo, Inc. *	107,183	12,277,813
SolarEdge Technologies, Inc. *	60,156	4,040,679
Universal Display Corp.	46,763	8,156,402
		3,406,841,796

Software & Services 21.9%
Accenture PLC, Class A	669,726	250,999,910
Adobe, Inc. *	484,390	271,394,029
ANSYS, Inc. *	92,830	31,021,001
AppLovin Corp., Class A *	141,709	8,462,862
Atlassian Corp., Class A *	164,095	34,036,585
Autodesk, Inc. *	227,120	58,635,570
Bill Holdings, Inc. *	102,104	6,466,246
Cadence Design Systems, Inc. *	291,709	88,790,385
Cloudflare, Inc., Class A *	316,315	31,169,680
Crowdstrike Holdings, Inc., Class A *	239,874	77,755,157
Datadog, Inc., Class A *	320,309	42,107,821
DocuSign, Inc. *	216,248	11,519,531
Dynatrace, Inc. *	252,689	12,520,740
Elastic NV *	84,314	11,282,056
EPAM Systems, Inc. *	61,427	18,698,379
Fair Isaac Corp. *	26,283	33,377,045
Five9, Inc. *	75,567	4,609,587
Fortinet, Inc. *	698,906	48,301,394
Gartner, Inc. *	83,266	38,765,319
GoDaddy, Inc., Class A *	148,338	16,932,783
HubSpot, Inc. *	53,062	32,835,296
Intuit, Inc.	298,829	198,090,756
Microsoft Corp.	7,894,016	3,265,280,778
MongoDB, Inc. *	75,716	33,888,967
Okta, Inc. *	165,234	17,729,608
Palantir Technologies, Inc., Class A *	2,044,950	51,287,346
Palo Alto Networks, Inc. *	330,201	102,543,921
Procore Technologies, Inc. *	92,607	7,226,124
PTC, Inc. *	125,021	22,880,093
Roper Technologies, Inc.	113,479	61,815,416
Salesforce, Inc. *	1,035,511	319,786,507
ServiceNow, Inc. *	218,176	168,287,876
Snowflake, Inc., Class A *	349,352	65,775,995
Splunk, Inc. *	164,303	25,667,415
Synopsys, Inc. *	161,552	92,687,229
Twilio, Inc., Class A *	191,153	11,390,807
Tyler Technologies, Inc. *	44,319	19,373,608
UiPath, Inc., Class A *	432,784	10,278,620
Unity Software, Inc. *	251,970	7,387,760
Workday, Inc., Class A *	219,458	64,665,494
Zoom Video Communications, Inc., Class A *	269,213	19,041,436
SECURITY	NUMBER OF SHARES	VALUE ($)
Zscaler, Inc. *	93,460	22,614,516
		5,717,381,648

Technology Hardware & Equipment 11.5%
Apple, Inc.	15,526,214	2,806,363,181
Arista Networks, Inc. *	269,069	74,677,410
Dell Technologies, Inc., Class C	277,509	26,269,002
Pure Storage, Inc., Class A *	342,320	18,023,148
Super Micro Computer, Inc. *	49,351	42,743,888
Teledyne Technologies, Inc. *	50,471	21,564,744
Ubiquiti, Inc.	2,820	330,448
Zebra Technologies Corp., Class A *	54,967	15,362,177
		3,005,333,998

Telecommunication Services 0.3%
T-Mobile U.S., Inc.	541,427	88,415,029

Transportation 0.3%
JB Hunt Transport Services, Inc.	86,614	17,869,334
Old Dominion Freight Line, Inc.	96,060	42,504,629
Saia, Inc. *	28,690	16,508,226
		76,882,189

Utilities 0.2%
Constellation Energy Corp.	341,126	57,462,675
Total Common Stocks (Cost $14,688,834,585)		26,094,840,875

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (b)	24,637,095	24,637,095
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (b)(c)	8,780,925	8,780,925
		33,418,020
Total Short-Term Investments (Cost $33,418,020)		33,418,020
Total Investments in Securities (Cost $14,722,252,605)		26,128,258,895

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report77

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 03/15/24	78	13,048,230	142,553
S&P 500 Index, e-mini, expires 03/15/24	15	3,827,813	174,121
			316,674

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,536,647.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$26,094,840,875	$—	$—	$26,094,840,875
Short-Term Investments[1]	33,418,020	—	—	33,418,020
Futures Contracts[2]	316,674	—	—	316,674
Total	$26,128,575,569	$—	$—	$26,128,575,569

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
78Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $14,722,252,605) including securities on loan of $8,536,647		$26,128,258,895
Deposit with broker for futures contracts		1,672,999
Receivables:
Fund shares sold		72,491,210
Dividends		11,900,185
Variation margin on future contracts		107,543
Income from securities on loan	+	10,331
Total assets		26,214,441,163

Liabilities
Collateral held for securities on loan		8,780,925
Payables:
Investments bought		89,922,867
Management fees	+	800,528
Total liabilities		99,504,320
Net assets		$26,114,936,843

Net Assets by Source
Capital received from investors		$15,357,115,378
Total distributable earnings	+	10,757,821,465
Net assets		$26,114,936,843

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$26,114,936,843		286,700,000		$91.09

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report79

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated		$63,973,031
Interest received from securities - unaffiliated		59,752
Securities on loan, net	+	31,530
Total investment income		64,064,313

Expenses
Management fees		4,300,755
Total expenses	–	4,300,755
Net investment income		59,763,558

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(47,033,984)
Net realized gains on sales of in-kind redemptions - unaffiliated		179,612,679
Net realized gains on futures contracts	+	3,781,481
Net realized gains		136,360,176
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		3,825,031,941
Net change in unrealized appreciation (depreciation) on futures contracts	+	(326,112)
Net change in unrealized appreciation (depreciation)	+	3,824,705,829
Net realized and unrealized gains		3,961,066,005
Increase in net assets resulting from operations		$4,020,829,563
See financial notes
80Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$59,763,558	$86,324,761
Net realized gains		136,360,176	50,808,515
Net change in unrealized appreciation (depreciation)	+	3,824,705,829	3,739,789,205
Increase in net assets resulting from operations		$4,020,829,563	$3,876,922,481

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($56,578,305 )	($83,274,425 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,850,000	$2,655,170,675	37,550,000	$2,378,593,012
Shares redeemed	+	(4,100,000)	(322,645,021)	(13,000,000)	(846,955,037)
Net transactions in fund shares		28,750,000	$2,332,525,654	24,550,000	$1,531,637,975

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		257,950,000	$19,818,159,931	233,400,000	$14,492,873,900
Total increase	+	28,750,000	6,296,776,912	24,550,000	5,325,286,031
End of period		286,700,000	$26,114,936,843	257,950,000	$19,818,159,931
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report81

Schwab U.S. Large-Cap Value ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$67.61	$64.47	$70.68	$53.91	$55.14	$56.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.87	1.69	1.51	1.39	1.93	1.84
Net realized and unrealized gains (losses)	5.37	3.11	(6.24)	17.05	(1.36)	(1.48)
Total from investment operations	6.24	4.80	(4.73)	18.44	0.57	0.36
Less distributions:
Distributions from net investment income	(0.90)	(1.66)	(1.48)	(1.67)	(1.80)	(1.59)
Net asset value at end of period	$72.95	$67.61	$64.47	$70.68	$53.91	$55.14
Total return	9.36%[2]	7.60%	(6.78%)	34.95%	1.21%	0.70%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%[4]	0.04%[4]	0.04%	0.04%	0.04%
Net investment income (loss)	2.61%[3]	2.57%	2.19%	2.22%	3.59%	3.38%
Portfolio turnover rate[5]	4%[2]	7%	8%	23%	19%	7%
Net assets, end of period (x 1,000,000)	$10,625	$9,824	$9,497	$9,927	$6,847	$5,977

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
82Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv PLC *	139,967	11,125,977
Autoliv, Inc.	37,662	4,369,922
BorgWarner, Inc.	116,643	3,631,096
Ford Motor Co.	1,952,533	24,289,510
General Motors Co.	679,209	27,833,985
Gentex Corp.	115,220	4,208,987
Lear Corp.	29,135	4,001,692
Lucid Group, Inc. *(a)	439,986	1,451,954
		80,913,123

Banks 6.7%
Bank of America Corp.	3,417,146	117,959,880
BOK Financial Corp.	13,422	1,141,004
Citigroup, Inc.	950,296	52,731,925
Citizens Financial Group, Inc.	230,877	7,247,229
Comerica, Inc.	65,250	3,222,045
Commerce Bancshares, Inc.	58,710	3,055,268
Cullen/Frost Bankers, Inc.	31,796	3,450,184
East West Bancorp, Inc.	70,058	5,104,426
Fifth Third Bancorp	338,659	11,629,550
First Horizon Corp.	276,984	3,905,474
Huntington Bancshares, Inc.	719,930	9,387,887
JPMorgan Chase & Co.	1,434,898	266,977,122
KeyCorp	464,682	6,631,012
M&T Bank Corp.	82,516	11,530,786
New York Community Bancorp, Inc. (a)	357,920	1,714,437
PNC Financial Services Group, Inc.	197,728	29,105,561
Regions Financial Corp.	462,420	8,614,885
Truist Financial Corp.	661,595	23,142,593
U.S. Bancorp	772,334	32,407,135
Webster Financial Corp.	85,826	4,088,751
Wells Fargo & Co.	1,802,499	100,200,919
Western Alliance Bancorp	54,301	3,134,797
Zions Bancorp NA	72,918	2,875,157
		709,258,027

Capital Goods 10.1%
3M Co.	273,955	25,236,735
A O Smith Corp.	61,395	5,089,646
Acuity Brands, Inc.	15,353	3,857,288
Advanced Drainage Systems, Inc.	34,262	5,592,929
AECOM	68,960	6,125,717
AGCO Corp.	30,992	3,399,822
Allegion PLC	43,697	5,587,535
AMETEK, Inc.	114,627	20,653,493
Boeing Co. *	282,330	57,516,268
Carrier Global Corp.	416,543	23,151,460
Caterpillar, Inc.	253,243	84,573,032
CNH Industrial NV	482,648	5,767,644
Cummins, Inc.	70,421	18,915,785
SECURITY	NUMBER OF SHARES	VALUE ($)
Curtiss-Wright Corp.	18,995	4,487,949
Donaldson Co., Inc.	60,088	4,303,503
Dover Corp.	69,292	11,459,511
Eaton Corp. PLC	198,094	57,249,166
Emerson Electric Co.	282,747	30,211,517
Fastenal Co.	283,634	20,708,118
Ferguson PLC	101,211	21,401,066
Fortive Corp.	174,203	14,829,901
Fortune Brands Innovations, Inc.	62,717	5,101,401
General Dynamics Corp.	112,481	30,735,433
Graco, Inc.	83,908	7,657,444
HEICO Corp.	50,056	9,680,830
Honeywell International, Inc.	327,239	65,032,206
Howmet Aerospace, Inc.	193,897	12,903,845
Hubbell, Inc.	26,565	10,112,499
IDEX Corp.	37,466	8,838,229
Illinois Tool Works, Inc.	135,903	35,626,971
Ingersoll Rand, Inc.	200,998	18,357,147
ITT, Inc.	40,568	5,117,248
Johnson Controls International PLC	337,734	20,017,494
Lennox International, Inc.	15,937	7,509,674
Lincoln Electric Holdings, Inc.	28,316	7,265,886
Lockheed Martin Corp.	109,624	46,945,382
Masco Corp.	111,558	8,563,192
Middleby Corp. *	26,752	4,070,584
Northrop Grumman Corp.	70,359	32,436,906
nVent Electric PLC	82,295	5,540,099
Otis Worldwide Corp.	203,342	19,378,493
Owens Corning	44,273	6,631,210
PACCAR, Inc.	259,455	28,770,965
Parker-Hannifin Corp.	63,805	34,164,387
Pentair PLC	82,349	6,405,929
Quanta Services, Inc.	72,066	17,404,660
Regal Rexnord Corp.	32,721	5,611,324
Rockwell Automation, Inc.	56,962	16,238,727
RTX Corp.	713,699	63,997,389
Sensata Technologies Holding PLC	75,513	2,599,157
Snap-on, Inc.	26,245	7,234,697
Stanley Black & Decker, Inc.	76,030	6,788,719
Textron, Inc.	97,463	8,681,029
Toro Co.	51,394	4,744,180
Trane Technologies PLC	113,406	31,977,090
Watsco, Inc.	16,785	6,615,304
Westinghouse Air Brake Technologies Corp.	88,696	12,531,858
Woodward, Inc.	29,967	4,240,031
Xylem, Inc.	119,768	15,216,524
		1,070,862,228

Commercial & Professional Services 2.3%
Automatic Data Processing, Inc.	204,051	51,243,328
Booz Allen Hamilton Holding Corp., Class A	64,537	9,532,760
Broadridge Financial Solutions, Inc.	58,446	11,898,437
Equifax, Inc.	61,193	16,741,793
Genpact Ltd.	82,456	2,803,504
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report83

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jacobs Solutions, Inc.	62,447	9,157,853
KBR, Inc.	67,439	4,048,363
Leidos Holdings, Inc.	68,078	8,704,453
Paychex, Inc.	159,615	19,571,991
RB Global, Inc.	90,287	6,853,686
Republic Services, Inc.	101,627	18,658,717
Robert Half, Inc.	53,112	4,270,205
Rollins, Inc.	139,566	6,150,674
SS&C Technologies Holdings, Inc.	106,782	6,808,420
TransUnion	96,286	7,474,682
Veralto Corp.	109,058	9,424,792
Verisk Analytics, Inc.	71,907	17,394,303
Waste Management, Inc.	181,958	37,419,663
		248,157,624

Consumer Discretionary Distribution & Retail 4.0%
Bath & Body Works, Inc.	112,628	5,147,100
Best Buy Co., Inc.	96,398	7,796,670
Burlington Stores, Inc. *	32,220	6,608,322
CarMax, Inc. *	78,604	6,209,716
Dick's Sporting Goods, Inc.	30,412	5,409,991
eBay, Inc.	258,259	12,210,486
GameStop Corp., Class A *(a)	132,950	1,897,196
Genuine Parts Co.	69,595	10,387,750
Home Depot, Inc.	496,374	188,924,908
LKQ Corp.	132,942	6,951,537
Lowe's Cos., Inc.	286,466	68,943,772
Penske Automotive Group, Inc.	9,587	1,471,604
Ross Stores, Inc.	168,237	25,060,584
TJX Cos., Inc.	568,018	56,313,304
Tractor Supply Co.	53,630	13,639,182
Williams-Sonoma, Inc.	31,785	7,486,321
		424,458,443

Consumer Durables & Apparel 1.3%
Garmin Ltd.	75,854	10,418,547
Hasbro, Inc.	64,341	3,235,709
Lennar Corp., Class A	130,360	20,663,364
Mohawk Industries, Inc. *	26,134	3,100,015
NIKE, Inc., Class B	607,568	63,144,542
Polaris, Inc.	26,523	2,458,947
PulteGroup, Inc.	106,991	11,595,685
Tapestry, Inc.	114,227	5,429,209
Tempur Sealy International, Inc.	85,134	4,637,249
Toll Brothers, Inc.	53,409	6,122,808
VF Corp.	163,344	2,669,041
Whirlpool Corp.	27,118	2,912,202
		136,387,318

Consumer Services 2.4%
ADT, Inc.	112,992	820,322
Aramark	128,851	3,908,051
Carnival Corp. *	499,150	7,916,519
Darden Restaurants, Inc.	59,577	10,170,390
Las Vegas Sands Corp.	182,965	9,975,252
McDonald's Corp.	360,033	105,230,445
MGM Resorts International *	135,993	5,885,777
Norwegian Cruise Line Holdings Ltd. *	210,775	4,086,927
Royal Caribbean Cruises Ltd. *	117,152	14,450,699
Service Corp. International	73,471	5,377,343
Starbucks Corp.	566,828	53,791,977
Vail Resorts, Inc.	19,046	4,386,484
Wyndham Hotels & Resorts, Inc.	41,683	3,190,834
Wynn Resorts Ltd.	47,857	5,034,556
SECURITY	NUMBER OF SHARES	VALUE ($)
Yum! Brands, Inc.	138,907	19,227,507
		253,453,083

Consumer Staples Distribution & Retail 2.3%
Albertsons Cos., Inc., Class A	199,659	4,049,084
BJ's Wholesale Club Holdings, Inc. *	66,519	4,858,548
Dollar General Corp.	108,981	15,836,029
Dollar Tree, Inc. *	103,576	15,192,528
Kroger Co.	328,744	16,308,990
Sysco Corp.	250,293	20,266,224
Target Corp.	229,254	35,057,522
U.S. Foods Holding Corp. *	112,563	5,717,075
Walgreens Boots Alliance, Inc.	354,410	7,534,756
Walmart, Inc.	2,124,051	124,490,629
		249,311,385

Energy 6.4%
Antero Resources Corp. *	140,893	3,620,950
APA Corp.	151,977	4,527,395
Chesapeake Energy Corp.	55,671	4,608,445
Chevron Corp.	871,349	132,453,762
ConocoPhillips	589,386	66,329,501
Devon Energy Corp.	317,972	14,009,846
Exxon Mobil Corp.	1,988,125	207,798,825
HF Sinclair Corp.	78,132	4,336,326
Kinder Morgan, Inc.	961,206	16,715,372
Marathon Oil Corp.	290,425	7,042,806
Marathon Petroleum Corp.	188,379	31,879,378
Occidental Petroleum Corp.	327,874	19,872,443
ONEOK, Inc.	289,224	21,726,507
Ovintiv, Inc.	125,956	6,223,486
Phillips 66	218,304	31,110,503
Pioneer Natural Resources Co.	115,757	27,224,889
Schlumberger NV	708,461	34,239,920
Valero Energy Corp.	168,996	23,906,174
Williams Cos., Inc.	603,772	21,699,566
		679,326,094

Equity Real Estate Investment Trusts (REITs) 4.4%
Alexandria Real Estate Equities, Inc.	77,778	9,701,250
American Homes 4 Rent, Class A	157,548	5,830,851
American Tower Corp.	231,491	46,034,300
Americold Realty Trust, Inc.	131,662	3,331,049
Apartment Income REIT Corp.	73,382	2,224,942
AvalonBay Communities, Inc.	70,561	12,491,414
Boston Properties, Inc.	71,577	4,632,463
Camden Property Trust	53,139	5,020,573
Crown Castle, Inc.	215,364	23,677,118
CubeSmart	111,837	4,877,212
Digital Realty Trust, Inc.	150,284	22,063,194
EastGroup Properties, Inc.	22,954	4,032,788
Equity LifeStyle Properties, Inc.	92,514	6,228,042
Equity Residential	171,715	10,338,960
Essex Property Trust, Inc.	31,839	7,367,545
Extra Space Storage, Inc.	104,945	14,794,097
Federal Realty Investment Trust	36,448	3,675,781
Gaming & Leisure Properties, Inc.	132,292	6,016,640
Healthcare Realty Trust, Inc.	188,172	2,593,010
Healthpeak Properties, Inc.	351,344	5,885,012
Host Hotels & Resorts, Inc.	350,664	7,272,771
Invitation Homes, Inc.	284,957	9,708,485
Iron Mountain, Inc.	145,344	11,429,852
Kimco Realty Corp.	329,198	6,504,953
Lamar Advertising Co., Class A	43,590	4,818,875
See financial notes
84Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mid-America Apartment Communities, Inc.	57,856	7,271,342
NNN REIT, Inc.	90,913	3,699,250
Omega Healthcare Investors, Inc.	121,847	3,791,879
Prologis, Inc.	458,691	61,129,750
Public Storage	78,553	22,298,840
Realty Income Corp.	413,028	21,522,889
Regency Centers Corp.	81,219	5,031,517
Simon Property Group, Inc.	161,980	23,995,717
Sun Communities, Inc.	61,702	8,253,260
UDR, Inc.	150,864	5,355,672
Ventas, Inc.	199,349	8,430,469
VICI Properties, Inc.	512,829	15,348,972
Welltower, Inc.	275,015	25,345,382
Weyerhaeuser Co.	361,688	12,434,833
WP Carey, Inc.	108,633	6,119,297
		470,580,246

Financial Services 9.8%
AGNC Investment Corp. (a)	331,809	3,172,094
Ally Financial, Inc.	134,696	4,982,405
American Express Co.	285,777	62,705,189
Ameriprise Financial, Inc.	50,259	20,473,506
Annaly Capital Management, Inc.	247,611	4,726,894
Apollo Global Management, Inc.	216,884	24,247,631
ARES Management Corp., Class A	84,053	11,147,949
Bank of New York Mellon Corp.	381,983	21,425,427
Berkshire Hathaway, Inc., Class B *	903,038	369,703,757
Blackstone, Inc.	352,829	45,098,603
Capital One Financial Corp.	189,172	26,031,959
Carlyle Group, Inc.	107,293	4,919,384
Cboe Global Markets, Inc.	52,349	10,051,008
Charles Schwab Corp. (b)	736,066	49,154,487
CME Group, Inc.	178,564	39,346,577
Corebridge Financial, Inc.	118,998	2,954,720
Discover Financial Services	124,141	14,983,819
Equitable Holdings, Inc.	157,308	5,386,226
Fidelity National Information Services, Inc.	294,474	20,374,656
Franklin Resources, Inc.	139,492	3,829,055
Global Payments, Inc.	129,232	16,761,390
Goldman Sachs Group, Inc.	161,896	62,985,639
Intercontinental Exchange, Inc.	284,279	39,349,899
Invesco Ltd.	222,989	3,436,261
Jack Henry & Associates, Inc.	36,216	6,293,254
Jefferies Financial Group, Inc.	84,077	3,516,100
KKR & Co., Inc.	329,598	32,386,300
Morgan Stanley	627,412	53,982,530
Morningstar, Inc.	13,044	3,894,808
Nasdaq, Inc.	168,558	9,472,960
Northern Trust Corp.	102,626	8,428,673
Raymond James Financial, Inc.	93,103	11,202,153
SEI Investments Co.	49,894	3,355,372
SoFi Technologies, Inc. *(a)	476,851	4,282,122
Starwood Property Trust, Inc.	146,802	2,993,293
State Street Corp.	153,080	11,286,588
Synchrony Financial	206,091	8,511,558
T Rowe Price Group, Inc.	110,982	12,579,810
Voya Financial, Inc.	52,064	3,559,095
		1,042,993,151

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	878,482	35,938,699
Archer-Daniels-Midland Co.	264,528	14,049,082
Brown-Forman Corp., Class B	119,390	7,190,860
Bunge Global SA	72,105	6,804,549
SECURITY	NUMBER OF SHARES	VALUE ($)
Campbell Soup Co.	97,674	4,164,819
Coca-Cola Co.	1,931,272	115,914,945
Conagra Brands, Inc.	237,268	6,662,485
Darling Ingredients, Inc. *	79,330	3,356,452
General Mills, Inc.	288,242	18,499,372
Hershey Co.	74,495	13,999,100
Hormel Foods Corp.	144,332	5,097,806
J M Smucker Co.	52,544	6,314,212
Kellanova	130,752	7,210,973
Keurig Dr Pepper, Inc.	499,101	14,928,111
Kraft Heinz Co.	396,174	13,977,019
Lamb Weston Holdings, Inc.	71,780	7,336,634
McCormick & Co., Inc. - Non Voting Shares	124,489	8,572,313
Molson Coors Beverage Co., Class B	92,000	5,742,640
Mondelez International, Inc., Class A	675,669	49,371,134
PepsiCo, Inc.	682,387	112,825,867
Philip Morris International, Inc.	770,527	69,316,609
Post Holdings, Inc. *	25,076	2,611,916
Tyson Foods, Inc., Class A	141,271	7,662,539
		537,548,136

Health Care Equipment & Services 4.8%
Abbott Laboratories	861,330	102,188,191
Baxter International, Inc.	251,426	10,288,352
Becton Dickinson & Co.	143,913	33,898,707
Boston Scientific Corp. *	726,749	48,118,051
Cardinal Health, Inc.	122,393	13,705,568
Cencora, Inc.	82,879	19,526,293
CVS Health Corp.	637,184	47,387,374
DaVita, Inc. *	26,864	3,410,922
DENTSPLY SIRONA, Inc.	105,741	3,455,616
Encompass Health Corp.	50,071	3,725,282
GE HealthCare Technologies, Inc.	201,139	18,359,968
HCA Healthcare, Inc.	98,350	30,655,695
Henry Schein, Inc. *	64,688	4,946,691
Hologic, Inc. *	121,562	8,971,276
Laboratory Corp. of America Holdings	42,132	9,093,350
Medtronic PLC	660,533	55,062,031
Quest Diagnostics, Inc.	55,971	6,990,218
STERIS PLC	49,140	11,445,198
Stryker Corp.	167,889	58,605,013
Universal Health Services, Inc., Class B	30,143	5,035,690
Zimmer Biomet Holdings, Inc.	103,562	12,878,970
		507,748,456

Household & Personal Products 2.8%
Church & Dwight Co., Inc.	122,493	12,263,999
Clorox Co.	61,708	9,460,453
Colgate-Palmolive Co.	408,600	35,352,072
Coty, Inc., Class A *	185,423	2,328,913
Estee Lauder Cos., Inc., Class A	115,275	17,127,560
Kenvue, Inc.	853,988	16,225,772
Kimberly-Clark Corp.	167,926	20,347,593
Procter & Gamble Co.	1,169,802	185,928,330
Reynolds Consumer Products, Inc.	27,101	799,480
		299,834,172

Insurance 3.9%
Aflac, Inc.	263,887	21,306,236
Allstate Corp.	130,006	20,738,557
American Financial Group, Inc.	32,774	4,184,256
American International Group, Inc.	348,356	25,391,669
Aon PLC, Class A	99,286	31,373,383
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report85

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arch Capital Group Ltd. *	185,410	16,240,062
Arthur J Gallagher & Co.	107,252	26,161,980
Assurant, Inc.	26,080	4,732,216
Brown & Brown, Inc.	116,941	9,847,602
Chubb Ltd.	202,577	50,982,554
Cincinnati Financial Corp.	77,703	8,858,142
CNA Financial Corp.	13,497	593,193
Erie Indemnity Co., Class A	12,363	5,030,257
Fidelity National Financial, Inc.	127,839	6,466,097
Globe Life, Inc.	42,867	5,441,108
Hartford Financial Services Group, Inc.	149,477	14,325,876
Loews Corp.	91,013	6,837,807
Marsh & McLennan Cos., Inc.	244,673	49,490,008
MetLife, Inc.	308,793	21,535,224
Old Republic International Corp.	130,032	3,765,727
Principal Financial Group, Inc.	109,148	8,825,707
Prudential Financial, Inc.	179,220	19,533,188
Reinsurance Group of America, Inc.	32,608	5,766,725
Travelers Cos., Inc.	113,362	25,048,467
Unum Group	90,919	4,495,944
W R Berkley Corp.	100,946	8,439,086
Willis Towers Watson PLC	51,306	13,986,529
		419,397,600

Materials 3.0%
Air Products & Chemicals, Inc.	110,201	25,791,442
Alcoa Corp.	88,401	2,405,391
Amcor PLC	717,214	6,497,959
AptarGroup, Inc.	32,650	4,586,019
Avery Dennison Corp.	39,993	8,659,684
Axalta Coating Systems Ltd. *	109,266	3,576,276
Ball Corp.	156,813	10,039,168
Berry Global Group, Inc.	58,506	3,405,634
Celanese Corp.	49,656	7,546,222
CF Industries Holdings, Inc.	95,176	7,682,607
Crown Holdings, Inc.	59,889	4,588,695
Dow, Inc.	348,383	19,467,642
DuPont de Nemours, Inc.	213,711	14,786,664
Eastman Chemical Co.	58,717	5,151,830
Ecolab, Inc.	126,026	28,335,686
FMC Corp.	61,618	3,474,639
Freeport-McMoRan, Inc.	711,728	26,910,436
International Flavors & Fragrances, Inc.	127,006	9,588,953
International Paper Co.	171,463	6,062,932
LyondellBasell Industries NV, Class A	127,311	12,766,747
Mosaic Co.	161,647	5,036,921
Newmont Corp.	571,970	17,874,063
Nucor Corp.	121,935	23,448,100
Packaging Corp. of America	44,623	8,085,241
PPG Industries, Inc.	117,088	16,579,661
Reliance, Inc.	28,619	9,192,995
Royal Gold, Inc.	32,807	3,366,982
RPM International, Inc.	63,973	7,379,286
Sealed Air Corp.	71,347	2,487,870
Sonoco Products Co.	48,256	2,735,150
Steel Dynamics, Inc.	75,665	10,125,490
Westrock Co.	126,988	5,751,287
		323,387,672

Media & Entertainment 2.4%
Comcast Corp., Class A	1,993,052	85,402,278
Electronic Arts, Inc.	121,521	16,949,749
Fox Corp., Class A	183,255	5,459,167
Interpublic Group of Cos., Inc.	190,867	5,993,224
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp.-Liberty Formula One, Class C *	113,944	8,290,565
Liberty Media Corp.-Liberty SiriusXM, Class C *	110,149	3,192,118
Match Group, Inc. *	134,370	4,842,695
News Corp., Class A	249,007	6,693,308
Omnicom Group, Inc.	98,480	8,704,647
Paramount Global, Class B	245,096	2,705,860
Sirius XM Holdings, Inc. (a)	323,857	1,431,448
Walt Disney Co.	908,197	101,336,621
		251,001,680

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	876,316	154,275,432
Agilent Technologies, Inc.	145,150	19,937,804
Amgen, Inc.	265,630	72,737,463
Biogen, Inc. *	71,974	15,617,638
Bristol-Myers Squibb Co.	1,010,370	51,276,278
Bruker Corp.	46,267	4,003,946
Elanco Animal Health, Inc. *	244,579	3,886,360
Gilead Sciences, Inc.	618,101	44,565,082
Johnson & Johnson	1,194,789	192,815,049
Merck & Co., Inc.	1,257,728	159,920,115
Organon & Co.	125,851	2,191,066
Pfizer, Inc.	2,802,434	74,432,647
Royalty Pharma PLC, Class A	190,253	5,772,276
United Therapeutics Corp. *	23,243	5,244,551
Viatris, Inc.	595,185	7,362,438
		814,038,145

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	151,324	13,905,162
Jones Lang LaSalle, Inc. *	23,647	4,498,605
Zillow Group, Inc., Class C *	104,652	5,876,210
		24,279,977

Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	247,531	47,481,396
Applied Materials, Inc.	415,217	83,716,052
Entegris, Inc.	74,435	10,001,087
Intel Corp.	2,092,505	90,082,340
Lattice Semiconductor Corp. *	68,266	5,229,858
Microchip Technology, Inc.	268,527	22,593,862
Micron Technology, Inc.	544,744	49,359,254
NXP Semiconductors NV	128,000	31,965,440
ON Semiconductor Corp. *	213,919	16,882,487
QUALCOMM, Inc.	552,438	87,169,192
Skyworks Solutions, Inc.	79,339	8,324,248
Teradyne, Inc.	75,893	7,861,756
Texas Instruments, Inc.	450,799	75,432,197
Wolfspeed, Inc. *	61,655	1,604,263
		537,703,432

Software & Services 2.2%
Akamai Technologies, Inc. *	74,858	8,303,249
Aspen Technology, Inc. *	13,920	2,698,949
Bentley Systems, Inc., Class B	114,514	5,882,584
Cognizant Technology Solutions Corp., Class A	248,668	19,649,745
Gen Digital, Inc.	281,202	6,043,031
Guidewire Software, Inc. *	40,714	4,858,809
International Business Machines Corp.	453,230	83,861,147
Manhattan Associates, Inc. *	30,635	7,760,765
See financial notes
86Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oracle Corp.	788,611	88,072,076
VeriSign, Inc. *	43,988	8,590,417
		235,720,772

Technology Hardware & Equipment 2.9%
Amphenol Corp., Class A	296,848	32,427,675
Arrow Electronics, Inc. *	26,870	3,157,225
CDW Corp.	66,547	16,384,537
Ciena Corp. *	72,926	4,155,323
Cisco Systems, Inc.	2,010,374	97,241,790
Cognex Corp.	85,057	3,355,499
Corning, Inc.	381,612	12,303,171
F5, Inc. *	29,550	5,532,351
Hewlett Packard Enterprise Co.	635,939	9,685,351
HP, Inc.	432,348	12,248,419
Jabil, Inc.	63,660	9,172,769
Juniper Networks, Inc.	158,941	5,885,585
Keysight Technologies, Inc. *	88,227	13,613,426
Motorola Solutions, Inc.	82,425	27,232,396
NetApp, Inc.	103,881	9,257,875
Seagate Technology Holdings PLC	96,306	8,961,273
TD SYNNEX Corp.	28,572	2,968,631
TE Connectivity Ltd.	154,254	22,144,704
Trimble, Inc. *	123,287	7,543,932
Western Digital Corp. *	161,138	9,582,877
		312,854,809

Telecommunication Services 1.4%
AT&T, Inc.	3,549,164	60,087,347
GCI Liberty, Inc. *(c)	32	0
Liberty Global Ltd., Class C *	175,904	3,263,019
Verizon Communications, Inc.	2,086,598	83,505,652
		146,856,018

Transportation 3.5%
Alaska Air Group, Inc. *	63,333	2,368,021
American Airlines Group, Inc. *	325,424	5,102,648
Avis Budget Group, Inc.	9,142	987,702
CH Robinson Worldwide, Inc.	57,677	4,272,712
CSX Corp.	981,168	37,225,514
Delta Air Lines, Inc.	319,548	13,507,294
Expeditors International of Washington, Inc.	72,197	8,634,761
FedEx Corp.	114,735	28,565,573
Hertz Global Holdings, Inc. *	66,348	520,832
Knight-Swift Transportation Holdings, Inc.	79,726	4,491,763
Norfolk Southern Corp.	112,312	28,457,615
Southwest Airlines Co.	296,287	10,153,755
Uber Technologies, Inc. *	1,021,391	81,200,584
U-Haul Holding Co. *	5,274	339,540
U-Haul Holding Co., Non Voting Shares	49,159	3,125,038
Union Pacific Corp.	302,601	76,766,848
United Airlines Holdings, Inc. *	162,469	7,390,715
United Parcel Service, Inc., Class B	359,070	53,235,718
XPO, Inc. *	57,675	6,939,456
		373,286,089

Utilities 4.2%
AES Corp.	331,998	5,046,370
Alliant Energy Corp.	126,487	6,039,754
Ameren Corp.	130,336	9,278,620
American Electric Power Co., Inc.	261,246	22,255,547
SECURITY	NUMBER OF SHARES	VALUE ($)
American Water Works Co., Inc.	96,428	11,430,575
Atmos Energy Corp.	73,700	8,321,467
Avangrid, Inc.	34,627	1,077,939
CenterPoint Energy, Inc.	312,725	8,599,937
CMS Energy Corp.	145,013	8,319,396
Consolidated Edison, Inc.	171,078	14,919,712
Dominion Energy, Inc.	415,600	19,878,148
DTE Energy Co.	102,570	11,113,459
Duke Energy Corp.	382,249	35,101,926
Edison International	190,543	12,960,735
Entergy Corp.	104,753	10,639,762
Essential Utilities, Inc.	124,770	4,339,501
Evergy, Inc.	114,115	5,653,257
Eversource Energy	173,110	10,161,557
Exelon Corp.	494,576	17,725,604
FirstEnergy Corp.	256,988	9,408,331
NextEra Energy, Inc.	1,018,490	56,210,463
NiSource, Inc.	205,628	5,358,666
NRG Energy, Inc.	112,730	6,236,224
OGE Energy Corp.	99,076	3,260,591
PG&E Corp.	1,057,778	17,654,315
Pinnacle West Capital Corp.	56,437	3,856,340
PPL Corp.	365,095	9,627,555
Public Service Enterprise Group, Inc.	247,608	15,450,739
Sempra	312,158	22,038,355
Southern Co.	541,402	36,409,284
UGI Corp.	103,402	2,531,281
Vistra Corp.	167,359	9,127,760
WEC Energy Group, Inc.	156,462	12,280,702
Xcel Energy, Inc.	274,271	14,451,339
		446,765,211
Total Common Stocks (Cost $8,322,405,389)		10,596,122,891

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)	4,500,475	4,500,475
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)(e)	11,446,979	11,446,979
		15,947,454
Total Short-Term Investments (Cost $15,947,454)		15,947,454
Total Investments in Securities (Cost $8,338,352,843)		10,612,070,345

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report87

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 03/15/24	308	25,982,880	514,136
S&P 500 Index, e-mini, expires 03/15/24	10	2,551,875	205,777
			719,913

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,125,852.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 29, 2024:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/29/24	BALANCE OF SHARES HELD AT 2/29/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$43,197,363	$2,276,580	($2,010,734 )	$286,692	$5,404,586	$49,154,487	736,066	$372,404

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$10,449,266,873	$—	$—	$10,449,266,873
Telecommunication Services	146,856,018	—	0 *	146,856,018
Short-Term Investments[1]	15,947,454	—	—	15,947,454
Futures Contracts[2]	719,913	—	—	719,913
Total	$10,612,790,258	$—	$0	$10,612,790,258

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
88Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - affiliated (cost $37,838,218)		$49,154,487
Investments in securities, at value - unaffiliated (cost $8,300,514,625) including securities on loan of $11,125,852		10,562,915,858
Deposit with broker for futures contracts		1,480,800
Receivables:
Investments sold		39,596,256
Dividends		25,208,530
Variation margin on future contracts		97,630
Income from securities on loan		56,587
Foreign tax reclaims	+	17,108
Total assets		10,678,527,256

Liabilities
Collateral held for securities on loan		11,446,979
Payables:
Fund shares redeemed		39,997,007
Investments bought		1,342,577
Management fees	+	335,766
Total liabilities		53,122,329
Net assets		$10,625,404,927

Net Assets by Source
Capital received from investors		$8,810,752,566
Total distributable earnings	+	1,814,652,361
Net assets		$10,625,404,927

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,625,404,927		145,650,000		$72.95

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report89

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $53,850)		$129,047,343
Dividends received from securities - affiliated		372,404
Interest received from securities - unaffiliated		41,612
Securities on loan, net	+	304,314
Total investment income		129,765,673

Expenses
Management fees		1,972,731
Total expenses	–	1,972,731
Net investment income		127,792,942

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(197,032)
Net realized losses on sales of securities - unaffiliated		(32,160,756)
Net realized gains on sales of in-kind redemptions - affiliated		483,724
Net realized gains on sales of in-kind redemptions - unaffiliated		119,143,695
Net realized gains on futures contracts	+	264,484
Net realized gains		87,534,115
Net change in unrealized appreciation (depreciation) on securities - affiliated		5,404,586
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		706,986,573
Net change in unrealized appreciation (depreciation) on futures contracts	+	674,806
Net change in unrealized appreciation (depreciation)	+	713,065,965
Net realized and unrealized gains		800,600,080
Increase in net assets resulting from operations		$928,393,022
See financial notes
90Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$127,792,942	$250,248,746
Net realized gains		87,534,115	309,793,152
Net change in unrealized appreciation (depreciation)	+	713,065,965	144,453,042
Increase in net assets resulting from operations		$928,393,022	$704,494,940

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($131,876,640 )	($245,578,070 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,200,000	$346,857,339	14,500,000	$936,764,004
Shares redeemed	+	(4,850,000)	(342,363,481)	(16,500,000)	(1,068,302,839)
Net transactions in fund shares		350,000	$4,493,858	(2,000,000)	($131,538,835 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		145,300,000	$9,824,394,687	147,300,000	$9,497,016,652
Total increase (decrease)	+	350,000	801,010,240	(2,000,000)	327,378,035
End of period		145,650,000	$10,625,404,927	145,300,000	$9,824,394,687
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report91

Schwab U.S. Mid-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$71.72	$67.29	$80.01	$57.45	$55.72	$58.44
Income (loss) from investment operations:
Net investment income (loss)[1]	0.59	1.16	1.05	0.93	0.87	0.84
Net realized and unrealized gains (losses)	6.30	4.43	(12.66)	22.43	1.76	(2.76)
Total from investment operations	6.89	5.59	(11.61)	23.36	2.63	(1.92)
Less distributions:
Distributions from net investment income	(0.60)	(1.16)	(1.11)	(0.80)	(0.90)	(0.80)
Net asset value at end of period	$78.01	$71.72	$67.29	$80.01	$57.45	$55.72
Total return	9.71%[2]	8.45%	(14.62%)	40.98%	4.90%	(3.24%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%[4]	0.04%[4]	0.04%	0.04%	0.04%[5]
Net investment income (loss)	1.69%[3]	1.71%	1.43%	1.31%	1.61%	1.52%
Portfolio turnover rate[6]	12%[2]	18%	16%	23%	19%	19%
Net assets, end of period (x 1,000,000)	$11,174	$9,976	$9,195	$9,986	$6,678	$6,255

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended August 31, 2019, is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
92Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.1%
Autoliv, Inc.	204,411	23,717,808
BorgWarner, Inc.	642,673	20,006,411
Gentex Corp.	636,290	23,243,674
Harley-Davidson, Inc.	345,727	12,539,518
Lear Corp.	158,899	21,824,778
Thor Industries, Inc.	145,419	18,639,807
		119,971,996

Banks 3.0%
Bank OZK	287,167	12,577,915
BOK Financial Corp.	75,465	6,415,280
Comerica, Inc.	359,737	17,763,813
Commerce Bancshares, Inc.	323,973	16,859,555
Cullen/Frost Bankers, Inc.	174,826	18,970,369
East West Bancorp, Inc.	384,388	28,006,510
First Financial Bankshares, Inc.	351,174	10,865,324
First Horizon Corp.	1,523,503	21,481,392
Glacier Bancorp, Inc.	302,837	11,332,161
KeyCorp	2,557,496	36,495,468
New York Community Bancorp, Inc. (a)	1,970,274	9,437,612
Pinnacle Financial Partners, Inc.	209,511	17,330,750
Popular, Inc.	196,672	16,457,513
Prosperity Bancshares, Inc.	255,783	15,963,417
SouthState Corp.	207,393	17,429,308
Synovus Financial Corp.	398,741	15,128,233
TFS Financial Corp.	138,667	1,768,004
Valley National Bancorp	1,166,848	9,556,485
Webster Financial Corp.	470,066	22,393,944
Western Alliance Bancorp	298,679	17,242,739
Zions Bancorp NA	404,201	15,937,645
		339,413,437

Capital Goods 14.9%
A O Smith Corp.	335,045	27,775,231
AAON, Inc.	184,286	15,476,338
Acuity Brands, Inc.	84,404	21,205,661
Advanced Drainage Systems, Inc.	187,024	30,529,798
AECOM	378,649	33,635,391
AGCO Corp.	169,551	18,599,745
Air Lease Corp.	281,968	11,306,917
Allegion PLC	239,581	30,635,223
API Group Corp. *	559,315	19,603,991
Applied Industrial Technologies, Inc.	105,890	20,107,452
Atkore, Inc.	103,181	17,478,861
Axon Enterprise, Inc. *	192,324	59,114,628
BWX Technologies, Inc.	249,535	25,160,614
Carlisle Cos., Inc.	132,808	46,482,800
Chart Industries, Inc. *	114,669	16,381,613
Comfort Systems USA, Inc.	97,488	29,805,006
Core & Main, Inc., Class A *	458,198	21,869,791
SECURITY	NUMBER OF SHARES	VALUE ($)
Crane Co.	133,133	16,183,648
Curtiss-Wright Corp.	104,317	24,646,978
Donaldson Co., Inc.	329,498	23,598,647
EMCOR Group, Inc.	128,302	40,225,243
Flowserve Corp.	357,860	15,144,635
Fortune Brands Innovations, Inc.	344,264	28,002,434
Generac Holdings, Inc. *	167,604	18,857,126
Graco, Inc.	460,981	42,069,126
Hexcel Corp.	229,578	17,094,378
Hubbell, Inc.	146,432	55,742,269
Huntington Ingalls Industries, Inc.	108,333	31,592,069
IDEX Corp.	206,491	48,711,227
ITT, Inc.	224,151	28,274,407
Lennox International, Inc.	87,358	41,163,963
Leonardo DRS, Inc. *	192,609	4,374,150
Lincoln Electric Holdings, Inc.	156,229	40,088,361
Masco Corp.	613,059	47,058,409
MasTec, Inc. *	164,977	12,449,164
MDU Resources Group, Inc.	556,207	12,058,568
Middleby Corp. *	146,390	22,274,702
Nordson Corp.	147,929	39,297,339
nVent Electric PLC	453,095	30,502,355
Oshkosh Corp.	178,642	19,804,252
Owens Corning	242,400	36,306,672
Pentair PLC	450,852	35,071,777
Plug Power, Inc. *(a)	1,483,837	5,237,945
RBC Bearings, Inc. *	79,386	21,658,882
Regal Rexnord Corp.	181,017	31,042,605
Sensata Technologies Holding PLC	413,162	14,221,036
Simpson Manufacturing Co., Inc.	116,616	24,335,427
SiteOne Landscape Supply, Inc. *	122,993	20,721,861
Snap-on, Inc.	144,158	39,738,594
Textron, Inc.	534,716	47,627,154
Timken Co.	177,189	14,882,104
Toro Co.	283,224	26,144,407
Trex Co., Inc. *	296,558	27,212,162
UFP Industries, Inc.	168,630	19,330,057
Valmont Industries, Inc.	56,948	12,068,990
Vertiv Holdings Co.	958,037	64,782,462
Watsco, Inc.	92,511	36,460,435
WESCO International, Inc.	119,744	17,900,531
WillScot Mobile Mini Holdings Corp. *	523,111	24,978,550
Woodward, Inc.	164,859	23,325,900
Zurn Elkay Water Solutions Corp.	387,270	12,295,823
		1,659,725,884

Commercial & Professional Services 4.4%
ASGN, Inc. *	129,118	12,824,000
Booz Allen Hamilton Holding Corp., Class A	355,991	52,583,431
CACI International, Inc., Class A *	60,761	22,776,261
Clarivate PLC *	1,175,301	8,438,661
Clean Harbors, Inc. *	137,551	25,048,037
Concentrix Corp.	129,430	9,377,203
Dayforce, Inc. *	425,429	29,677,927
Dun & Bradstreet Holdings, Inc.	634,971	6,692,594
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report93

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ExlService Holdings, Inc. *	451,007	14,035,338
FTI Consulting, Inc. *	96,864	20,039,224
Genpact Ltd.	455,611	15,490,774
KBR, Inc.	368,091	22,096,503
Leidos Holdings, Inc.	375,476	48,008,361
ManpowerGroup, Inc.	133,049	9,600,816
Maximus, Inc.	165,817	13,872,250
MSA Safety, Inc.	100,864	18,574,106
Parsons Corp. *	112,022	9,030,093
Paylocity Holding Corp. *	118,057	19,905,591
RB Global, Inc.	498,112	37,811,682
Robert Half, Inc.	288,894	23,227,078
Science Applications International Corp.	144,393	20,209,244
Stericycle, Inc. *	252,535	13,735,379
Tetra Tech, Inc.	145,256	25,756,794
TriNet Group, Inc. *	85,290	10,917,973
		489,729,320

Consumer Discretionary Distribution & Retail 4.1%
Advance Auto Parts, Inc.	162,585	10,980,991
AutoNation, Inc. *	70,636	10,581,273
Bath & Body Works, Inc.	620,770	28,369,189
Burlington Stores, Inc. *	177,047	36,312,340
Dick's Sporting Goods, Inc.	167,607	29,815,609
Etsy, Inc. *	326,610	23,414,671
Five Below, Inc. *	152,036	30,510,584
Floor & Decor Holdings, Inc., Class A *	291,161	35,265,420
GameStop Corp., Class A *(a)	731,859	10,443,628
Gap, Inc.	586,502	11,108,348
Lithia Motors, Inc.	75,059	22,447,145
LKQ Corp.	730,134	38,178,707
Murphy USA, Inc.	52,804	22,019,796
Ollie's Bargain Outlet Holdings, Inc. *	168,629	13,518,987
Penske Automotive Group, Inc.	53,137	8,156,530
Pool Corp.	105,628	42,052,619
RH *	42,186	11,575,838
Valvoline, Inc. *	378,781	16,151,222
Wayfair, Inc., Class A *	251,979	15,017,948
Williams-Sonoma, Inc.	175,199	41,264,620
		457,185,465

Consumer Durables & Apparel 4.0%
Brunswick Corp.	187,549	16,391,783
Capri Holdings Ltd. *	317,110	14,628,284
Columbia Sportswear Co.	94,459	7,810,815
Crocs, Inc. *	165,317	20,210,003
Deckers Outdoor Corp. *	70,238	62,904,450
Hasbro, Inc.	355,944	17,900,424
Leggett & Platt, Inc.	364,605	7,445,234
Mattel, Inc. *	962,924	18,969,603
Meritage Homes Corp.	100,340	15,819,604
Mohawk Industries, Inc. *	144,340	17,121,611
Newell Brands, Inc.	1,038,043	7,785,323
Polaris, Inc.	145,013	13,444,155
PVH Corp.	164,803	22,523,626
Ralph Lauren Corp.	108,477	20,168,044
Skechers USA, Inc., Class A *	365,046	22,563,493
Tapestry, Inc.	625,182	29,714,900
Tempur Sealy International, Inc.	470,211	25,612,393
Toll Brothers, Inc.	293,434	33,639,274
TopBuild Corp. *	86,737	34,901,234
VF Corp.	901,690	14,733,615
Whirlpool Corp.	149,715	16,077,894
SECURITY	NUMBER OF SHARES	VALUE ($)
YETI Holdings, Inc. *	236,856	9,720,570
		450,086,332

Consumer Services 4.2%
ADT, Inc.	611,303	4,438,060
Aramark	712,128	21,598,842
Boyd Gaming Corp.	189,869	12,556,037
Bright Horizons Family Solutions, Inc. *	158,181	18,168,670
Caesars Entertainment, Inc. *	588,493	25,581,791
Cava Group, Inc. *	40,681	2,376,177
Choice Hotels International, Inc.	68,185	7,632,629
Churchill Downs, Inc.	185,139	22,562,890
DraftKings, Inc., Class A *	1,272,987	55,145,797
H&R Block, Inc.	392,676	19,221,490
Hyatt Hotels Corp., Class A	120,779	18,550,447
Light & Wonder, Inc. *	245,903	24,715,710
Marriott Vacations Worldwide Corp.	90,177	8,403,595
MGM Resorts International *	745,339	32,258,272
Norwegian Cruise Line Holdings Ltd. *	1,160,126	22,494,843
Planet Fitness, Inc., Class A *	233,203	14,470,246
Service Corp. International	403,436	29,527,481
Texas Roadhouse, Inc.	182,423	27,248,523
Vail Resorts, Inc.	103,887	23,926,215
Wendy's Co.	455,118	8,242,187
Wingstop, Inc.	80,230	28,164,741
Wyndham Hotels & Resorts, Inc.	226,486	17,337,503
Wynn Resorts Ltd.	261,848	27,546,410
		472,168,556

Consumer Staples Distribution & Retail 1.3%
Albertsons Cos., Inc., Class A	1,101,042	22,329,132
BJ's Wholesale Club Holdings, Inc. *	365,058	26,663,836
Casey's General Stores, Inc.	101,828	31,005,608
Performance Food Group Co. *	424,618	32,597,924
U.S. Foods Holding Corp. *	616,924	31,333,570
		143,930,070

Energy 4.4%
Antero Midstream Corp.	930,302	12,466,047
Antero Resources Corp. *	770,540	19,802,878
APA Corp.	836,584	24,921,837
ChampionX Corp.	531,792	16,517,460
Chesapeake Energy Corp.	304,168	25,179,027
Chord Energy Corp.	112,597	18,291,383
Civitas Resources, Inc.	233,003	16,002,646
EQT Corp.	1,122,069	41,684,863
HF Sinclair Corp.	427,097	23,703,884
Marathon Oil Corp.	1,596,514	38,715,464
Matador Resources Co.	302,443	19,099,275
Murphy Oil Corp.	400,528	15,888,946
New Fortress Energy, Inc.	178,909	6,288,651
Noble Corp. PLC	295,894	12,371,328
NOV, Inc.	1,076,213	18,188,000
Ovintiv, Inc.	692,383	34,210,644
PBF Energy, Inc., Class A	297,174	13,878,026
Range Resources Corp.	658,334	20,816,521
Southwestern Energy Co. *	3,005,195	20,946,209
TechnipFMC PLC	1,189,669	25,803,921
Texas Pacific Land Corp.	16,984	26,756,933
Transocean Ltd. *	1,938,684	9,092,428
Valaris Ltd. *	171,615	10,820,326
Weatherford International PLC *	196,774	20,190,980
		491,637,677

See financial notes
94Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 6.0%
Agree Realty Corp.	274,770	15,098,612
American Homes 4 Rent, Class A	867,479	32,105,398
Americold Realty Trust, Inc.	726,898	18,390,519
Apartment Income REIT Corp.	402,098	12,191,611
Boston Properties, Inc.	393,818	25,487,901
Brixmor Property Group, Inc.	819,880	18,537,487
Camden Property Trust	291,211	27,513,615
CubeSmart	613,313	26,746,580
EastGroup Properties, Inc.	126,432	22,212,838
Equity LifeStyle Properties, Inc.	509,201	34,279,411
Federal Realty Investment Trust	200,668	20,237,368
First Industrial Realty Trust, Inc.	361,370	19,152,610
Gaming & Leisure Properties, Inc.	729,496	33,177,478
Healthcare Realty Trust, Inc.	1,037,923	14,302,579
Healthpeak Properties, Inc.	1,931,963	32,360,380
Host Hotels & Resorts, Inc.	1,926,851	39,962,890
Kilroy Realty Corp.	291,388	11,040,691
Kimco Realty Corp.	1,814,596	35,856,417
Lamar Advertising Co., Class A	238,882	26,408,405
Medical Properties Trust, Inc. (a)	1,630,018	6,862,376
NNN REIT, Inc.	498,699	20,292,062
Omega Healthcare Investors, Inc.	669,691	20,840,784
Rayonier, Inc.	372,560	12,827,241
Regency Centers Corp.	448,064	27,757,565
Rexford Industrial Realty, Inc.	575,758	29,294,567
STAG Industrial, Inc.	495,784	18,413,418
UDR, Inc.	825,385	29,301,167
Vornado Realty Trust	437,519	11,506,750
WP Carey, Inc.	596,612	33,607,154
		675,765,874

Financial Services 6.8%
Affiliated Managers Group, Inc.	92,383	14,440,387
AGNC Investment Corp.	1,831,968	17,513,614
Ally Financial, Inc.	740,617	27,395,423
Annaly Capital Management, Inc.	1,366,231	26,081,350
Blackstone Mortgage Trust, Inc., Class A (a)	471,372	9,601,848
Blue Owl Capital, Inc.	1,107,642	19,893,250
Carlyle Group, Inc.	590,494	27,074,150
Cboe Global Markets, Inc.	288,183	55,331,136
Corebridge Financial, Inc.	654,708	16,256,400
Credit Acceptance Corp. *	17,120	9,477,632
Equitable Holdings, Inc.	867,824	29,714,294
Essent Group Ltd.	291,009	15,589,352
Euronet Worldwide, Inc. *	119,782	13,108,942
FactSet Research Systems, Inc.	103,730	47,983,423
Interactive Brokers Group, Inc., Class A	292,240	31,772,333
Invesco Ltd.	1,226,631	18,902,384
Jack Henry & Associates, Inc.	198,635	34,516,804
Janus Henderson Group PLC	360,842	11,243,837
Jefferies Financial Group, Inc.	459,494	19,216,039
Lazard, Inc., Class A	308,062	11,872,709
MarketAxess Holdings, Inc.	103,317	22,048,881
MGIC Investment Corp.	757,626	15,069,181
Morningstar, Inc.	71,054	21,216,014
OneMain Holdings, Inc.	327,284	15,457,623
Rithm Capital Corp.	1,318,618	14,293,819
Robinhood Markets, Inc., Class A *	1,410,469	23,004,749
SEI Investments Co.	272,819	18,347,078
SoFi Technologies, Inc. *	2,616,081	23,492,407
Starwood Property Trust, Inc.	810,853	16,533,293
Stifel Financial Corp.	278,496	21,126,707
Toast, Inc., Class A *	1,021,688	23,498,824
SECURITY	NUMBER OF SHARES	VALUE ($)
Tradeweb Markets, Inc., Class A	313,125	33,134,887
Voya Financial, Inc.	285,184	19,495,178
Western Union Co.	995,919	13,355,274
WEX, Inc. *	116,678	25,637,657
		762,696,879

Food, Beverage & Tobacco 2.7%
Boston Beer Co., Inc., Class A *	25,643	7,901,634
Bunge Global SA	396,423	37,410,438
Campbell Soup Co.	535,837	22,848,090
Celsius Holdings, Inc. *	404,426	33,009,250
Coca-Cola Consolidated, Inc.	12,819	10,778,215
Darling Ingredients, Inc. *	435,009	18,405,231
Flowers Foods, Inc.	525,133	11,773,482
Ingredion, Inc.	177,812	20,916,025
J M Smucker Co.	289,522	34,791,859
Lamb Weston Holdings, Inc.	395,808	40,455,536
Lancaster Colony Corp.	55,655	11,516,133
Molson Coors Beverage Co., Class B	505,046	31,524,971
Pilgrim's Pride Corp. *	110,855	3,529,623
Post Holdings, Inc. *	138,850	14,462,616
Seaboard Corp.	661	2,173,097
		301,496,200

Health Care Equipment & Services 3.6%
Acadia Healthcare Co., Inc. *	251,774	21,010,540
agilon health, Inc. *	823,427	5,047,608
Chemed Corp.	41,077	25,719,542
DaVita, Inc. *	146,841	18,644,402
DENTSPLY SIRONA, Inc.	577,590	18,875,641
Encompass Health Corp.	273,753	20,367,223
Ensign Group, Inc.	154,238	19,267,411
Envista Holdings Corp. *	468,539	9,675,330
Guardant Health, Inc. *	322,355	6,124,745
HealthEquity, Inc. *	233,563	19,294,639
Henry Schein, Inc. *	356,184	27,237,391
Inspire Medical Systems, Inc. *	80,656	14,440,650
Lantheus Holdings, Inc. *	186,887	12,218,672
Masimo Corp. *	121,189	15,577,634
Option Care Health, Inc. *	484,215	15,625,618
Penumbra, Inc. *	105,260	24,727,679
QuidelOrtho Corp. *	135,155	6,163,068
R1 RCM, Inc. *	535,970	7,530,379
Shockwave Medical, Inc. *	100,652	26,257,087
Teladoc Health, Inc. *	451,185	6,803,870
Teleflex, Inc.	128,380	28,601,780
Tenet Healthcare Corp. *	277,430	25,800,990
Universal Health Services, Inc., Class B	166,397	27,798,283
		402,810,182

Household & Personal Products 0.4%
Coty, Inc., Class A *	1,019,703	12,807,470
elf Beauty, Inc. *	150,548	31,393,774
Reynolds Consumer Products, Inc.	150,078	4,427,301
		48,628,545

Insurance 4.7%
American Financial Group, Inc.	178,232	22,754,879
Assurant, Inc.	143,442	26,027,551
Axis Capital Holdings Ltd.	211,693	13,245,631
CNA Financial Corp.	74,533	3,275,725
Erie Indemnity Co., Class A	68,127	27,719,514
Everest Group Ltd.	118,518	43,718,920
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report95

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
F&G Annuities & Life, Inc.	47,525	1,795,495
Fidelity National Financial, Inc.	705,624	35,690,462
First American Financial Corp.	281,771	16,458,244
Globe Life, Inc.	233,667	29,659,352
Hanover Insurance Group, Inc.	97,580	12,828,843
Kinsale Capital Group, Inc.	60,101	31,022,934
Lincoln National Corp.	462,885	12,747,853
Loews Corp.	499,312	37,513,311
Old Republic International Corp.	712,227	20,626,094
Primerica, Inc.	95,551	23,434,838
Reinsurance Group of America, Inc.	179,855	31,807,357
RenaissanceRe Holdings Ltd.	143,167	32,186,805
RLI Corp.	109,609	16,052,238
Selective Insurance Group, Inc.	165,346	17,275,350
Unum Group	500,761	24,762,631
W R Berkley Corp.	556,373	46,512,783
		527,116,810

Materials 6.6%
Alcoa Corp.	487,304	13,259,542
AptarGroup, Inc.	179,410	25,199,929
Ashland, Inc.	139,932	13,103,232
ATI, Inc. *	348,179	17,123,443
Avery Dennison Corp.	219,900	47,614,947
Axalta Coating Systems Ltd. *	600,274	19,646,968
Berry Global Group, Inc.	321,995	18,743,329
Celanese Corp.	273,511	41,565,467
Cleveland-Cliffs, Inc. *	1,378,711	28,677,189
Commercial Metals Co.	319,140	17,233,560
Crown Holdings, Inc.	329,052	25,211,964
Eagle Materials, Inc.	95,306	24,164,836
Eastman Chemical Co.	323,493	28,383,276
FMC Corp.	340,395	19,194,874
Graphic Packaging Holding Co.	834,905	21,665,785
Huntsman Corp.	450,608	11,535,565
International Paper Co.	945,305	33,425,985
MP Materials Corp. *	391,711	5,957,924
Olin Corp.	334,889	18,017,028
Packaging Corp. of America	244,768	44,349,514
Reliance, Inc.	156,915	50,404,236
Royal Gold, Inc.	179,086	18,379,596
RPM International, Inc.	351,499	40,545,410
Sealed Air Corp.	393,824	13,732,643
Sonoco Products Co.	267,445	15,158,783
Steel Dynamics, Inc.	415,308	55,576,516
U.S. Steel Corp.	608,739	28,817,704
Westlake Corp.	87,577	12,147,806
Westrock Co.	699,344	31,673,290
		740,510,341

Media & Entertainment 3.0%
Cable One, Inc.	12,365	5,638,440
Endeavor Group Holdings, Inc., Class A	508,765	12,235,798
IAC, Inc. *	190,380	10,813,584
Interpublic Group of Cos., Inc.	1,044,807	32,806,940
Liberty Media Corp.-Liberty Formula One, Class C *	627,549	45,660,465
Liberty Media Corp.-Liberty SiriusXM, Class C *	611,371	17,717,532
Match Group, Inc. *	741,362	26,718,686
New York Times Co., Class A	446,626	19,776,599
News Corp., Class A	1,364,834	36,686,738
Nexstar Media Group, Inc.	88,033	14,628,444
Paramount Global, Class B	1,362,218	15,038,887
Pinterest, Inc., Class A *	1,600,808	58,749,654
SECURITY	NUMBER OF SHARES	VALUE ($)
Roku, Inc. *	341,673	21,586,900
ZoomInfo Technologies, Inc. *	809,429	13,566,030
		331,624,697

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
10X Genomics, Inc., Class A *	284,649	13,276,029
Alkermes PLC *	454,751	13,501,557
Apellis Pharmaceuticals, Inc. *	278,115	17,234,787
BioMarin Pharmaceutical, Inc. *	514,387	44,381,310
Bio-Rad Laboratories, Inc., Class A *	57,138	18,620,131
Bio-Techne Corp.	431,350	31,734,419
Bruker Corp.	253,232	21,914,697
Catalent, Inc. *	491,687	28,193,333
Charles River Laboratories International, Inc. *	139,925	35,567,536
CRISPR Therapeutics AG *	216,970	18,273,213
Elanco Animal Health, Inc. *	1,344,467	21,363,581
Exact Sciences Corp. *	493,234	28,375,752
Exelixis, Inc. *	849,595	18,606,130
Halozyme Therapeutics, Inc. *	360,810	14,363,846
Intra-Cellular Therapies, Inc. *	244,429	16,992,704
Ionis Pharmaceuticals, Inc. *	391,512	17,700,258
Jazz Pharmaceuticals PLC *	172,011	20,452,108
Karuna Therapeutics, Inc. *	97,754	30,691,823
Medpace Holdings, Inc. *	63,663	25,307,316
Natera, Inc. *	308,063	26,644,369
Neurocrine Biosciences, Inc. *	268,387	34,997,665
Organon & Co.	697,687	12,146,731
Perrigo Co. PLC	369,780	9,710,423
Repligen Corp. *	141,617	27,472,282
Roivant Sciences Ltd. *	899,702	10,292,591
Sarepta Therapeutics, Inc. *	255,365	32,661,183
Sotera Health Co. *	318,310	4,777,833
United Therapeutics Corp. *	128,001	28,882,146
Viatris, Inc.	3,276,235	40,527,027
		664,662,780

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc. *	129,847	24,702,093
Zillow Group, Inc., Class C *	573,103	32,179,734
		56,881,827

Semiconductors & Semiconductor Equipment 2.4%
Allegro MicroSystems, Inc. *	194,237	6,116,523
Amkor Technology, Inc.	282,264	8,755,829
Axcelis Technologies, Inc. *	89,180	10,047,911
Entegris, Inc.	409,948	55,080,613
Lattice Semiconductor Corp. *	376,469	28,841,290
MKS Instruments, Inc.	171,530	21,057,023
Onto Innovation, Inc. *	133,859	24,651,474
Power Integrations, Inc.	155,267	11,095,380
Qorvo, Inc. *	265,732	30,439,601
Rambus, Inc. *	293,268	17,373,196
Silicon Laboratories, Inc. *	86,595	11,910,276
SolarEdge Technologies, Inc. *	155,253	10,428,344
Universal Display Corp.	119,069	20,768,015
Wolfspeed, Inc. *	343,299	8,932,640
		265,498,115

Software & Services 6.4%
AppLovin Corp., Class A *	354,150	21,149,838
Aspen Technology, Inc. *	76,508	14,834,136
Bentley Systems, Inc., Class B	628,220	32,271,661
Bill Holdings, Inc. *	265,053	16,785,807
See financial notes
96Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CCC Intelligent Solutions Holdings, Inc. *	674,118	7,893,922
Confluent, Inc., Class A *	598,711	20,278,342
DocuSign, Inc. *	554,240	29,524,365
Dolby Laboratories, Inc., Class A	162,760	13,183,560
DoubleVerify Holdings, Inc. *	380,865	11,764,920
Dropbox, Inc., Class A *	698,322	16,724,812
DXC Technology Co. *	529,749	11,580,313
Dynatrace, Inc. *	650,727	32,243,523
Elastic NV *	220,931	29,562,777
Five9, Inc. *	198,514	12,109,354
GoDaddy, Inc., Class A *	384,603	43,902,432
Guidewire Software, Inc. *	223,451	26,666,642
Informatica, Inc., Class A *	107,554	3,504,109
Manhattan Associates, Inc. *	168,135	42,593,640
Nutanix, Inc., Class A *	664,186	41,949,988
Okta, Inc. *	427,679	45,889,957
Procore Technologies, Inc. *	242,914	18,954,579
PTC, Inc. *	324,426	59,373,202
Qualys, Inc. *	100,406	17,255,775
Smartsheet, Inc., Class A *	368,895	15,571,058
SPS Commerce, Inc. *	100,081	18,530,998
Twilio, Inc., Class A *	493,973	29,435,851
Tyler Technologies, Inc. *	114,893	50,224,326
UiPath, Inc., Class A *	1,109,551	26,351,836
		710,111,723

Technology Hardware & Equipment 4.1%
Arrow Electronics, Inc. *	147,814	17,368,145
Ciena Corp. *	403,273	22,978,496
Cognex Corp.	469,772	18,532,505
Coherent Corp. *	359,792	21,400,428
Dell Technologies, Inc., Class C	694,301	65,722,533
F5, Inc. *	162,989	30,514,801
IPG Photonics Corp. *	80,725	6,970,604
Jabil, Inc.	349,357	50,338,850
Juniper Networks, Inc.	870,127	32,220,803
Littelfuse, Inc.	67,939	16,185,787
NetApp, Inc.	570,108	50,808,025
Novanta, Inc. *	97,768	16,907,998
Pure Storage, Inc., Class A *	799,813	42,110,154
TD SYNNEX Corp.	157,089	16,321,547
Ubiquiti, Inc.	11,339	1,328,704
Western Digital Corp. *	885,373	52,653,132
		462,362,512

Telecommunication Services 0.4%
Frontier Communications Parent, Inc. *	604,328	14,310,487
GCI Liberty, Inc. *(b)	1,240	0
Iridium Communications, Inc.	336,812	9,750,707
Liberty Global Ltd., Class C *	971,713	18,025,276
		42,086,470

Transportation 2.3%
Alaska Air Group, Inc. *	348,914	13,045,894
American Airlines Group, Inc. *	1,782,546	27,950,321
Avis Budget Group, Inc.	50,712	5,478,924
CH Robinson Worldwide, Inc.	318,168	23,569,885
GXO Logistics, Inc. *	324,610	16,801,814
Hertz Global Holdings, Inc. *	362,397	2,844,816
Joby Aviation, Inc. *(a)	1,009,037	5,670,788
Knight-Swift Transportation Holdings, Inc.	440,033	24,791,459
SECURITY	NUMBER OF SHARES	VALUE ($)
Landstar System, Inc.	98,076	18,654,055
Lyft, Inc., Class A *	944,687	15,001,630
Saia, Inc. *	72,509	41,721,679
U-Haul Holding Co. *	26,178	1,685,340
U-Haul Holding Co., Non Voting Shares	269,714	17,145,719
XPO, Inc. *	316,583	38,091,267
		252,453,591

Utilities 2.7%
AES Corp.	1,826,422	27,761,614
Alliant Energy Corp.	696,364	33,251,381
Black Hills Corp.	185,916	9,673,209
Essential Utilities, Inc.	686,280	23,868,818
IDACORP, Inc.	138,373	12,192,045
National Fuel Gas Co.	250,665	12,217,412
NiSource, Inc.	1,127,157	29,373,711
NRG Energy, Inc.	616,271	34,092,112
OGE Energy Corp.	547,089	18,004,699
Pinnacle West Capital Corp.	309,341	21,137,271
Portland General Electric Co.	275,957	11,085,193
UGI Corp.	572,441	14,013,356
Vistra Corp.	917,175	50,022,725
		296,693,546
Total Common Stocks (Cost $8,908,268,363)		11,165,248,829

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)	5,469,656	5,469,656
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)(d)	35,464,715	35,464,715
		40,934,371
Total Short-Term Investments (Cost $40,934,371)		40,934,371
Total Investments in Securities (Cost $8,949,202,734)		11,206,183,200

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/15/24	32	9,256,320	141,420

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $34,954,545.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report97

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$11,123,162,359	$—	$—	$11,123,162,359
Telecommunication Services	42,086,470	—	0 *	42,086,470
Short-Term Investments[1]	40,934,371	—	—	40,934,371
Futures Contracts[2]	141,420	—	—	141,420
Total	$11,206,324,620	$—	$0	$11,206,324,620

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
98Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $8,949,202,734) including securities on loan of $34,954,545		$11,206,183,200
Deposit with broker for futures contracts		739,900
Receivables:
Dividends		11,029,692
Variation margin on future contracts		87,515
Foreign tax reclaims		52,563
Income from securities on loan	+	50,983
Total assets		11,218,143,853

Liabilities
Collateral held for securities on loan		35,464,715
Payables:
Investments bought		8,052,737
Management fees	+	344,436
Total liabilities		43,861,888
Net assets		$11,174,281,965

Net Assets by Source
Capital received from investors		$9,925,836,310
Total distributable earnings	+	1,248,445,655
Net assets		$11,174,281,965

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,174,281,965		143,250,000		$78.01

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report99

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $102,074)		$85,576,968
Interest received from securities - unaffiliated		51,065
Securities on loan, net	+	410,739
Total investment income		86,038,772

Expenses
Management fees		2,003,095
Total expenses	–	2,003,095
Net investment income		84,035,677

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(324,600,902)
Net realized gains on sales of in-kind redemptions - unaffiliated		327,484,357
Net realized losses on futures contracts	+	(17,461)
Net realized gains		2,865,994
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		915,185,885
Net change in unrealized appreciation (depreciation) on futures contracts	+	129,920
Net change in unrealized appreciation (depreciation)	+	915,315,805
Net realized and unrealized gains		918,181,799
Increase in net assets resulting from operations		$1,002,217,476
See financial notes
100Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$84,035,677	$161,888,151
Net realized gains		2,865,994	69,595,556
Net change in unrealized appreciation (depreciation)	+	915,315,805	538,611,469
Increase in net assets resulting from operations		$1,002,217,476	$770,095,176

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($84,750,530 )	($160,033,135 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,450,000	$932,104,441	16,200,000	$1,096,153,217
Shares redeemed	+	(9,300,000)	(651,244,495)	(13,750,000)	(925,533,718)
Net transactions in fund shares		4,150,000	$280,859,946	2,450,000	$170,619,499

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		139,100,000	$9,975,955,073	136,650,000	$9,195,273,533
Total increase	+	4,150,000	1,198,326,892	2,450,000	780,681,540
End of period		143,250,000	$11,174,281,965	139,100,000	$9,975,955,073
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report101

Schwab U.S. Small-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]	9/1/19– 8/31/20[1]	9/1/18– 8/31/19[1]
Per-Share Data
Net asset value at beginning of period	$44.22	$42.08	$51.85	$35.62	$34.60	$39.12
Income (loss) from investment operations:
Net investment income (loss)[2]	0.36	0.65	0.56	0.55	0.51	0.52
Net realized and unrealized gains (losses)	3.54	2.11	(9.72)	16.19	1.01	(4.53)
Total from investment operations	3.90	2.76	(9.16)	16.74	1.52	(4.01)
Less distributions:
Distributions from net investment income	(0.39)	(0.62)	(0.61)	(0.51)	(0.50)	(0.51)
Net asset value at end of period	$47.73	$44.22	$42.08	$51.85	$35.62	$34.60
Total return	8.92%[3]	6.69%	(17.78%)	47.33%	4.53%	(10.26%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4]	0.04%[5]	0.04%[5]	0.04%	0.04%	0.04%[6]
Net investment income (loss)	1.66%[4]	1.55%	1.20%	1.18%	1.50%	1.49%
Portfolio turnover rate[7]	9%[3]	9%	15%	15%	12%	11%
Net assets, end of period (x 1,000,000)	$16,497	$14,481	$13,539	$16,622	$10,044	$8,100

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10, 2022.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended August 31, 2019, is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
102Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.5%
Adient PLC *	441,196	14,974,192
American Axle & Manufacturing Holdings, Inc. *	546,322	3,780,548
Atmus Filtration Technologies, Inc. *(a)	65,594	1,565,729
Canoo, Inc. *	2,765,927	290,976
Dana, Inc.	605,211	7,565,138
Dorman Products, Inc. *	133,288	12,558,395
Faraday Future Intelligent Electric, Inc. *	81,913	5,718
Fisker, Inc. *(a)	895,927	652,414
Fox Factory Holding Corp. *	198,652	10,049,805
Garrett Motion, Inc. *	659,139	6,340,917
Gentherm, Inc. *	155,040	8,815,574
Goodyear Tire & Rubber Co. *	1,337,597	15,890,652
Harley-Davidson, Inc.	596,085	21,620,003
Holley, Inc. *	236,677	1,015,344
LCI Industries	119,465	15,050,201
Luminar Technologies, Inc. *(a)	1,272,447	3,041,148
Mobileye Global, Inc., Class A *	357,509	9,105,754
Modine Manufacturing Co. *	246,077	22,075,568
Mullen Automotive, Inc. *(a)	15,543	110,666
Patrick Industries, Inc.	98,195	11,777,508
Phinia, Inc.	218,652	7,482,271
QuantumScape Corp. *	1,640,438	10,285,546
Solid Power, Inc. *(a)	573,970	941,311
Standard Motor Products, Inc.	88,941	2,824,766
Stoneridge, Inc. *	128,378	2,255,601
Thor Industries, Inc.	250,764	32,142,930
Visteon Corp. *	130,872	14,804,241
Winnebago Industries, Inc.	141,251	10,131,934
Workhorse Group, Inc. *	1,000,788	334,864
XPEL, Inc. *	100,513	5,284,974
		252,774,688

Banks 6.8%
1st Source Corp.	79,218	3,943,472
Amerant Bancorp, Inc.	125,481	2,658,942
Ameris Bancorp	304,876	14,124,905
Arrow Financial Corp.	80,889	1,939,718
Associated Banc-Corp.	697,693	14,539,922
Atlantic Union Bankshares Corp.	352,564	11,726,279
Axos Financial, Inc. *	242,346	12,631,074
Banc of California, Inc.	613,496	8,975,446
BancFirst Corp.	68,286	5,991,414
Bancorp, Inc. *	253,258	11,305,437
Bank First Corp.	39,499	3,416,663
Bank of Hawaii Corp.	186,910	11,266,935
Bank of Marin Bancorp	66,205	1,099,665
Bank OZK	495,612	21,707,806
BankUnited, Inc.	350,715	9,406,176
Banner Corp.	161,720	7,089,805
Berkshire Hills Bancorp, Inc.	201,498	4,330,192
SECURITY	NUMBER OF SHARES	VALUE ($)
Brookline Bancorp, Inc.	421,636	4,119,384
Byline Bancorp, Inc.	134,279	2,798,374
Cadence Bank	859,914	23,802,420
Camden National Corp.	68,559	2,178,805
Capitol Federal Financial, Inc.	589,805	3,414,971
Cathay General Bancorp	342,445	13,372,477
Central Pacific Financial Corp.	125,514	2,342,091
Citizens Financial Services, Inc.	20,095	939,441
City Holding Co.	69,803	7,013,805
Columbia Banking System, Inc.	983,457	17,800,572
Columbia Financial, Inc. *	132,492	2,216,591
Community Bank System, Inc.	251,445	11,390,458
Community Trust Bancorp, Inc.	71,800	2,854,768
ConnectOne Bancorp, Inc.	170,012	3,364,537
CrossFirst Bankshares, Inc. *	199,221	2,563,974
Customers Bancorp, Inc. *	133,007	7,223,610
CVB Financial Corp.	623,098	10,605,128
Dime Community Bancshares, Inc.	164,144	3,076,059
Eagle Bancorp, Inc.	139,453	3,321,770
Eastern Bankshares, Inc.	738,306	9,538,914
Enterprise Financial Services Corp.	176,482	7,045,161
FB Financial Corp.	165,778	5,908,328
Financial Institutions, Inc.	73,090	1,341,932
First BanCorp	809,520	13,745,650
First Bancorp/Southern Pines NC	193,721	6,609,761
First Bancshares, Inc.	129,001	3,203,095
First Busey Corp.	245,891	5,670,246
First Commonwealth Financial Corp.	477,839	6,226,242
First Community Bankshares, Inc.	76,953	2,550,222
First Financial Bancorp	447,304	9,706,497
First Financial Bankshares, Inc.	605,510	18,734,479
First Financial Corp.	50,025	1,862,431
First Foundation, Inc.	237,253	1,881,416
First Hawaiian, Inc.	598,854	12,551,980
First Interstate BancSystem, Inc., Class A	390,727	10,283,935
First Merchants Corp.	278,788	9,255,762
First Mid Bancshares, Inc.	103,061	3,122,748
First of Long Island Corp.	99,860	1,112,440
Flushing Financial Corp.	135,309	1,737,368
FNB Corp.	1,690,084	22,545,721
Fulton Financial Corp.	771,236	11,877,034
German American Bancorp, Inc.	140,077	4,406,822
Glacier Bancorp, Inc.	522,280	19,543,718
Great Southern Bancorp, Inc.	40,763	2,125,383
Hancock Whitney Corp.	406,024	17,702,646
Hanmi Financial Corp.	142,173	2,148,234
HarborOne Bancorp, Inc.	188,631	1,920,264
HBT Financial, Inc.	60,381	1,150,862
Heartland Financial USA, Inc.	183,595	6,242,230
Heritage Commerce Corp.	284,242	2,356,366
Heritage Financial Corp.	162,972	2,990,536
Hilltop Holdings, Inc.	217,851	6,727,239
Home BancShares, Inc.	884,252	20,744,552
HomeStreet, Inc.	84,557	1,179,570
Hope Bancorp, Inc.	567,548	6,226,002
Horizon Bancorp, Inc.	182,515	2,197,481
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report103

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Independent Bank Corp.	207,052	10,801,903
Independent Bank Group, Inc.	169,412	7,408,387
International Bancshares Corp.	250,355	12,990,921
Kearny Financial Corp.	301,401	1,916,910
Lakeland Bancorp, Inc.	303,119	3,540,430
Lakeland Financial Corp.	119,947	7,640,624
Live Oak Bancshares, Inc.	155,617	6,181,107
Luther Burbank Corp. *	52,884	483,889
Mercantile Bank Corp.	68,376	2,518,972
Metrocity Bankshares, Inc.	83,294	2,024,044
Midland States Bancorp, Inc.	101,086	2,461,444
National Bank Holdings Corp., Class A	178,281	6,033,029
NBT Bancorp, Inc.	222,479	7,651,053
Nicolet Bankshares, Inc.	60,646	4,786,789
Northfield Bancorp, Inc.	183,858	1,856,966
Northwest Bancshares, Inc.	598,748	6,861,652
OceanFirst Financial Corp.	277,243	4,214,094
OFG Bancorp	222,133	8,045,657
Old National Bancorp	1,378,116	22,642,446
Old Second Bancorp, Inc.	187,303	2,515,479
Origin Bancorp, Inc.	137,683	4,108,461
Pacific Premier Bancorp, Inc.	450,757	10,304,305
Park National Corp.	67,534	8,678,794
Pathward Financial, Inc.	123,910	6,299,584
Peapack-Gladstone Financial Corp.	73,930	1,791,324
Peoples Bancorp, Inc.	158,473	4,448,337
Pinnacle Financial Partners, Inc.	361,165	29,875,569
Popular, Inc.	339,223	28,386,181
Preferred Bank	58,847	4,228,157
Premier Financial Corp.	166,742	3,231,460
Prosperity Bancshares, Inc.	441,008	27,523,309
Provident Financial Services, Inc.	357,263	5,387,526
QCR Holdings, Inc.	79,318	4,521,126
Renasant Corp.	264,352	8,356,167
Republic Bancorp, Inc., Class A	40,950	2,017,197
S&T Bancorp, Inc.	180,635	5,634,006
Sandy Spring Bancorp, Inc.	211,709	4,653,364
Seacoast Banking Corp. of Florida	400,127	9,659,066
ServisFirst Bancshares, Inc.	231,071	14,601,376
Simmons First National Corp., Class A	587,971	11,289,043
Southside Bancshares, Inc.	135,144	3,873,227
SouthState Corp.	357,580	30,051,023
Stellar Bancorp, Inc.	222,211	5,266,401
Stock Yards Bancorp, Inc.	127,553	5,843,203
Synovus Financial Corp.	688,127	26,107,538
Texas Capital Bancshares, Inc. *	226,544	13,286,806
TFS Financial Corp.	237,822	3,032,231
Tompkins Financial Corp.	57,928	2,789,812
Towne Bank	323,727	8,776,239
TriCo Bancshares	157,418	5,259,335
Triumph Financial, Inc. *	101,834	7,637,550
TrustCo Bank Corp.	88,160	2,405,886
Trustmark Corp.	288,063	7,737,372
UMB Financial Corp.	205,764	16,792,400
United Bankshares, Inc.	635,566	22,047,785
United Community Banks, Inc.	560,611	14,581,492
Univest Financial Corp.	136,744	2,737,615
Valley National Bancorp	2,011,185	16,471,605
Veritex Holdings, Inc.	256,304	5,031,248
WaFd, Inc.	304,719	8,300,546
Washington Trust Bancorp, Inc.	79,108	2,036,240
WesBanco, Inc.	279,901	8,111,531
Westamerica BanCorp	125,849	5,752,558
Wintrust Financial Corp.	287,975	27,746,391
SECURITY	NUMBER OF SHARES	VALUE ($)
WSFS Financial Corp.	286,587	12,148,423
		1,116,120,958

Capital Goods 12.2%
374Water, Inc. *(a)	227,174	302,141
3D Systems Corp. *	623,109	2,579,671
AAON, Inc.	317,450	26,659,451
AAR Corp. *	157,412	10,511,973
AeroVironment, Inc. *	123,418	15,648,168
Air Lease Corp.	486,661	19,515,106
Alamo Group, Inc.	48,552	9,821,584
Albany International Corp., Class A	147,180	13,815,787
Allison Transmission Holdings, Inc.	421,110	31,722,216
Ameresco, Inc., Class A *	149,813	3,140,080
American Woodmark Corp. *	77,325	7,751,058
Amprius Technologies, Inc. *(a)	80,218	260,709
API Group Corp. *	965,443	33,838,777
Apogee Enterprises, Inc.	104,220	5,962,426
Applied Industrial Technologies, Inc.	182,237	34,604,984
Archer Aviation, Inc., Class A *(a)	868,717	4,195,903
Arcosa, Inc.	229,749	19,069,167
Argan, Inc.	58,783	2,754,571
Armstrong World Industries, Inc.	208,152	25,105,213
Array Technologies, Inc. *	668,625	9,120,045
Astec Industries, Inc.	106,038	4,305,143
Atkore, Inc.	177,740	30,109,156
AZEK Co., Inc. *	702,670	33,805,454
AZZ, Inc.	118,062	8,594,914
Babcock & Wilcox Enterprises, Inc. *	273,317	349,846
Barnes Group, Inc.	238,978	8,349,891
Beacon Roofing Supply, Inc. *	296,936	25,503,833
Blink Charging Co. *(a)	265,426	844,055
Bloom Energy Corp., Class A *(a)	989,531	8,678,187
Blue Bird Corp. *	80,796	2,734,137
BlueLinx Holdings, Inc. *	41,584	5,274,930
Boise Cascade Co.	186,065	25,288,094
BWX Technologies, Inc.	430,737	43,431,212
Cadre Holdings, Inc.	83,904	3,014,671
ChargePoint Holdings, Inc. *(a)	1,411,045	2,920,863
Chart Industries, Inc. *	197,510	28,216,279
Columbus McKinnon Corp.	135,706	5,668,440
Comfort Systems USA, Inc.	168,124	51,400,551
Construction Partners, Inc., Class A *	205,167	9,864,429
Core & Main, Inc., Class A *	791,208	37,764,358
Crane Co.	229,743	27,927,559
CSW Industrials, Inc.	73,144	16,851,646
Custom Truck One Source, Inc. *	286,134	1,836,980
Desktop Metal, Inc., Class A *(a)	1,153,151	705,382
Distribution Solutions Group, Inc. *	49,992	1,570,249
DNOW, Inc. *	503,260	7,121,129
Douglas Dynamics, Inc.	106,715	2,678,547
Ducommun, Inc. *	64,630	3,084,144
DXP Enterprises, Inc. *	61,478	2,183,699
Dycom Industries, Inc. *	138,076	17,465,233
Encore Wire Corp.	74,378	17,925,098
Energy Recovery, Inc. *	262,928	4,109,565
Energy Vault Holdings, Inc. *(a)	369,173	620,211
Enerpac Tool Group Corp.	254,541	8,580,577
EnerSys	190,188	17,474,473
Enovix Corp. *(a)	652,137	6,358,336
Enpro, Inc.	98,546	15,355,438
Esab Corp.	266,636	26,428,960
ESCO Technologies, Inc.	121,608	12,390,639
ESS Tech, Inc. *(a)	403,593	350,561
Eve Holding, Inc. *(a)	148,694	825,252
Federal Signal Corp.	286,339	23,454,028
Flowserve Corp.	617,707	26,141,360
See financial notes
104Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fluence Energy, Inc. *	270,179	4,131,037
Fluor Corp. *	801,435	29,492,808
Franklin Electric Co., Inc.	187,062	19,446,966
FTAI Aviation Ltd.	471,069	26,516,474
FTC Solar, Inc. *	302,551	154,906
FuelCell Energy, Inc. *	2,116,372	2,518,483
Gates Industrial Corp. PLC *	785,534	11,563,060
GATX Corp.	167,342	21,225,659
Gibraltar Industries, Inc. *	142,883	11,066,288
Global Industrial Co.	60,094	2,635,122
GMS, Inc. *	191,037	17,061,514
Gorman-Rupp Co.	114,118	4,260,025
GrafTech International Ltd.	889,319	1,565,201
Granite Construction, Inc.	206,409	10,636,256
Great Lakes Dredge & Dock Corp. *	309,769	2,769,335
Greenbrier Cos., Inc.	145,799	7,545,098
Griffon Corp.	192,416	13,738,502
H&E Equipment Services, Inc.	150,749	8,515,811
Hayward Holdings, Inc. *	593,869	8,783,323
Helios Technologies, Inc.	155,411	6,861,396
Herc Holdings, Inc.	133,135	21,125,862
Hexcel Corp.	395,383	29,440,218
Hillenbrand, Inc.	329,651	15,674,905
Hillman Solutions Corp. *	918,386	8,945,080
Hyliion Holdings Corp. *	614,564	1,118,506
Hyster-Yale Materials Handling, Inc.	51,369	3,024,607
Hyzon Motors, Inc. *(a)	402,786	253,836
IES Holdings, Inc. *	39,282	4,317,877
Insteel Industries, Inc.	90,846	3,307,703
Janus International Group, Inc. *	430,476	6,177,331
JELD-WEN Holding, Inc. *	401,292	7,303,514
John Bean Technologies Corp.	150,042	15,226,262
Kadant, Inc.	55,184	18,613,563
Kaman Corp.	132,512	6,070,375
Kennametal, Inc.	375,019	9,465,480
Kratos Defense & Security Solutions, Inc. *	684,240	12,480,538
Leonardo DRS, Inc. *	332,778	7,557,388
Lindsay Corp.	51,746	6,173,815
Manitowoc Co., Inc. *	163,135	2,274,102
Markforged Holding Corp. *	533,566	357,489
Masonite International Corp. *	103,098	13,427,484
MasTec, Inc. *	284,876	21,496,743
Masterbrand, Inc. *	598,523	10,360,433
McGrath RentCorp	115,402	14,365,241
MDU Resources Group, Inc.	958,934	20,789,689
Mercury Systems, Inc. *	244,213	7,294,642
Microvast Holdings, Inc. *(a)	1,035,307	890,675
Moog, Inc., Class A	135,244	20,279,838
MRC Global, Inc. *	398,340	4,592,860
MSC Industrial Direct Co., Inc., Class A	218,074	22,012,390
Mueller Industries, Inc.	534,467	27,460,914
Mueller Water Products, Inc., Class A	735,997	11,444,753
MYR Group, Inc. *	78,835	12,807,534
National Presto Industries, Inc.	24,383	1,885,537
Net Power, Inc. *(a)	113,105	924,068
NEXTracker, Inc., Class A *	575,625	32,373,150
Nikola Corp. *(a)	4,336,473	3,227,203
Omega Flex, Inc.	15,450	1,076,093
Oshkosh Corp.	308,165	34,163,172
PGT Innovations, Inc. *	269,038	11,237,717
Powell Industries, Inc.	43,152	7,993,476
Preformed Line Products Co.	13,620	1,872,478
Primoris Services Corp.	251,102	9,921,040
Proto Labs, Inc. *	120,677	4,396,263
Quanex Building Products Corp.	156,317	5,405,442
RBC Bearings, Inc. *	136,791	37,320,689
SECURITY	NUMBER OF SHARES	VALUE ($)
Resideo Technologies, Inc. *	687,936	15,361,611
REV Group, Inc.	180,832	3,732,372
Rocket Lab USA, Inc. *(a)	1,230,159	5,640,279
Rush Enterprises, Inc., Class A	289,382	14,092,903
Rush Enterprises, Inc., Class B	42,377	2,137,072
SES AI Corp. *	681,710	1,206,627
Shoals Technologies Group, Inc., Class A *	797,652	10,233,875
Shyft Group, Inc.	149,614	1,542,520
Simpson Manufacturing Co., Inc.	200,673	41,876,442
SiteOne Landscape Supply, Inc. *	212,495	35,801,158
Southland Holdings, Inc. *	42,210	192,478
Spirit AeroSystems Holdings, Inc., Class A *	539,383	15,426,354
SPX Technologies, Inc. *	215,043	25,200,889
Standex International Corp.	55,790	9,651,670
Stem, Inc. *(a)	692,640	1,856,275
Sterling Infrastructure, Inc. *	145,357	15,500,870
SunPower Corp. *(a)	400,183	1,244,569
Sunrun, Inc. *	1,018,993	12,268,676
Symbotic, Inc. *(a)	123,822	4,878,587
Tecnoglass, Inc.	95,341	4,458,145
Tennant Co.	88,190	9,982,226
Terex Corp.	317,200	18,191,420
Terran Orbital Corp. *	688,876	743,986
Thermon Group Holdings, Inc. *	160,051	4,367,792
Tigo Energy, Inc. *(a)	29,363	39,640
Timken Co.	305,263	25,639,039
Titan International, Inc. *	238,287	3,040,542
Titan Machinery, Inc. *	97,079	2,449,303
TPI Composites, Inc. *(a)	198,857	554,811
Transcat, Inc. *	41,839	4,399,789
Trinity Industries, Inc.	385,190	9,776,122
Triumph Group, Inc. *	363,486	5,052,455
Tutor Perini Corp. *	198,053	2,243,941
UFP Industries, Inc.	291,215	33,381,975
V2X, Inc. *	53,408	2,056,208
Valmont Industries, Inc.	98,242	20,820,427
Velo3D, Inc. *	428,633	117,060
Vicor Corp. *	106,539	3,967,512
Virgin Galactic Holdings, Inc. *(a)	1,667,438	2,901,342
Wabash National Corp.	216,071	5,894,417
Watts Water Technologies, Inc., Class A	128,774	26,263,457
Xometry, Inc., Class A *	193,630	3,787,403
Zurn Elkay Water Solutions Corp.	667,954	21,207,540
		2,011,533,557

Commercial & Professional Services 4.2%
ABM Industries, Inc.	308,785	12,755,908
ACCO Brands Corp.	441,768	2,465,065
ACV Auctions, Inc., Class A *	641,918	11,394,045
Alight, Inc., Class A *	1,721,626	15,511,850
ASGN, Inc. *	222,437	22,092,443
Barrett Business Services, Inc.	30,918	3,771,687
Blacksky Technology, Inc. *(a)	386,244	548,467
Brady Corp., Class A	211,132	12,304,773
BrightView Holdings, Inc. *	177,159	1,543,055
Brink's Co.	211,850	17,547,536
Casella Waste Systems, Inc., Class A *	268,165	24,161,667
CBIZ, Inc. *	234,720	17,728,402
Cimpress PLC *	84,267	8,259,009
Clarivate PLC *(a)	2,029,184	14,569,541
Concentrix Corp.	222,339	16,108,461
Conduent, Inc. *	797,794	2,744,411
CoreCivic, Inc. *	535,349	8,153,365
CRA International, Inc.	33,060	4,381,772
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report105

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CSG Systems International, Inc.	133,040	7,258,662
Deluxe Corp.	206,614	4,010,378
Driven Brands Holdings, Inc. *	283,017	3,902,804
Dun & Bradstreet Holdings, Inc.	1,092,616	11,516,173
Ennis, Inc.	120,903	2,456,749
Enviri Corp. *	371,759	2,922,026
ExlService Holdings, Inc. *	775,593	24,136,454
Exponent, Inc.	238,746	19,312,164
First Advantage Corp.	241,400	3,780,324
FiscalNote Holdings, Inc. *	323,393	533,598
Forrester Research, Inc. *	53,387	1,076,816
Franklin Covey Co. *	52,680	2,011,322
FTI Consulting, Inc. *	166,987	34,546,271
GEO Group, Inc. *	571,517	7,012,514
Healthcare Services Group, Inc. *	345,294	4,405,951
Heidrick & Struggles International, Inc.	95,446	3,245,164
HireRight Holdings Corp. *	54,902	777,961
HNI Corp.	218,917	9,809,671
Huron Consulting Group, Inc. *	88,370	8,671,748
ICF International, Inc.	81,639	12,641,799
Insperity, Inc.	166,492	16,947,221
Interface, Inc.	276,024	4,339,097
Kelly Services, Inc., Class A	149,037	3,655,878
Kforce, Inc.	89,111	6,205,690
Korn Ferry	248,331	15,808,752
LanzaTech Global, Inc. *(a)	373,693	1,203,291
Legalzoom.com, Inc. *	554,610	6,877,164
Liquidity Services, Inc. *	104,006	1,864,828
ManpowerGroup, Inc.	229,856	16,586,409
Matthews International Corp., Class A	143,714	4,159,083
Maximus, Inc.	286,276	23,949,850
MillerKnoll, Inc.	346,659	10,590,432
Montrose Environmental Group, Inc. *	131,487	5,440,932
MSA Safety, Inc.	173,863	32,016,871
NV5 Global, Inc. *	59,833	6,085,614
OPENLANE, Inc. *	510,968	7,802,481
Parsons Corp. *	192,817	15,542,978
Paycor HCM, Inc. *	300,033	6,336,697
Pitney Bowes, Inc.	731,303	2,947,151
Planet Labs PBC *	918,418	2,011,335
Resources Connection, Inc.	149,214	2,063,630
Science Applications International Corp.	249,359	34,900,286
SP Plus Corp. *	91,913	4,725,247
Steelcase, Inc., Class A	442,758	6,083,495
Stericycle, Inc. *	435,553	23,689,728
Sterling Check Corp. *	139,151	2,180,496
TriNet Group, Inc. *	147,263	18,851,137
TrueBlue, Inc. *	143,573	1,686,983
TTEC Holdings, Inc.	87,769	1,531,569
UniFirst Corp.	70,880	11,958,874
Upwork, Inc. *	590,629	7,737,240
Verra Mobility Corp. *	781,981	16,906,429
Vestis Corp.	614,590	11,529,708
Viad Corp. *	99,445	3,702,337
VSE Corp.	63,227	4,685,121
		702,674,040

Consumer Discretionary Distribution & Retail 3.4%
1-800-Flowers.com, Inc., Class A *	136,791	1,425,362
Aaron's Co., Inc.	141,272	1,094,858
Abercrombie & Fitch Co., Class A *	237,306	30,318,215
Academy Sports & Outdoors, Inc.	350,282	26,173,071
Advance Auto Parts, Inc.	279,967	18,908,971
American Eagle Outfitters, Inc.	874,114	20,760,208
America's Car-Mart, Inc. *	26,948	1,814,678
SECURITY	NUMBER OF SHARES	VALUE ($)
Arhaus, Inc. *	190,764	2,521,900
Arko Corp.	336,995	2,200,577
Asbury Automotive Group, Inc. *	96,708	20,195,532
AutoNation, Inc. *	121,804	18,246,239
BARK, Inc. *(a)	478,256	573,907
Beyond, Inc. *	214,509	7,192,487
Big Lots, Inc. (a)	126,514	685,706
Boot Barn Holdings, Inc. *	142,880	13,216,400
Buckle, Inc.	141,030	5,773,768
Caleres, Inc.	156,193	6,030,612
Camping World Holdings, Inc., Class A	198,159	5,288,864
CarParts.com, Inc. *	243,372	620,599
Carvana Co. *	482,953	36,670,621
Chewy, Inc., Class A *	566,282	9,989,214
Children's Place, Inc. *(a)	57,677	1,109,705
Designer Brands, Inc., Class A	205,670	2,171,875
Dillard's, Inc., Class A	16,194	6,716,138
Foot Locker, Inc.	384,509	13,238,645
Gap, Inc.	1,009,691	19,123,548
Genesco, Inc. *	50,349	1,607,140
Group 1 Automotive, Inc.	64,932	17,573,846
Groupon, Inc. *(a)	98,163	1,816,997
GrowGeneration Corp. *	278,923	596,895
Guess?, Inc.	127,192	3,228,133
Haverty Furniture Cos., Inc.	64,153	2,200,448
Hibbett, Inc.	58,012	4,754,083
Kohl's Corp.	522,000	14,548,140
Lands' End, Inc. *	53,074	516,410
Leslie's, Inc. *	870,676	6,878,340
Macy's, Inc.	1,286,797	22,441,740
MarineMax, Inc. *	92,878	3,083,550
Monro, Inc.	148,861	4,997,264
Murphy USA, Inc.	91,191	38,027,559
National Vision Holdings, Inc. *	368,886	8,631,932
Nordstrom, Inc.	456,756	9,578,173
ODP Corp. *	157,341	8,886,620
Ollie's Bargain Outlet Holdings, Inc. *	290,805	23,313,837
Petco Health & Wellness Co., Inc. *	394,820	1,026,532
PetMed Express, Inc.	102,971	521,033
Qurate Retail, Inc. *	1,615,753	2,278,212
Revolve Group, Inc. *	185,517	4,068,388
Sally Beauty Holdings, Inc. *	508,487	6,422,191
Savers Value Village, Inc. *	104,441	2,113,886
Shoe Carnival, Inc.	84,660	2,774,308
Signet Jewelers Ltd.	210,945	21,465,763
Sleep Number Corp. *	98,699	1,630,507
Sonic Automotive, Inc., Class A	69,672	3,657,780
Sportsman's Warehouse Holdings, Inc. *	164,039	592,181
Stitch Fix, Inc., Class A *	430,080	1,389,158
Torrid Holdings, Inc. *(a)	39,191	197,131
Upbound Group, Inc.	208,489	7,038,589
Urban Outfitters, Inc. *	265,686	11,039,253
Valvoline, Inc. *	652,705	27,831,341
Victoria's Secret & Co. *	363,587	10,384,045
Warby Parker, Inc., Class A *	356,056	4,525,472
Winmark Corp.	13,500	5,123,925
Zumiez, Inc. *	75,644	1,332,847
		560,155,349

Consumer Durables & Apparel 4.4%
Acushnet Holdings Corp.	141,984	9,146,609
AMMO, Inc. *	405,705	965,578
Beazer Homes USA, Inc. *	139,653	4,375,328
Brunswick Corp.	323,392	28,264,461
Capri Holdings Ltd. *	546,339	25,202,618
See financial notes
106Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Carter's, Inc.	173,341	14,031,954
Cavco Industries, Inc. *	36,400	13,561,548
Century Communities, Inc.	133,232	11,496,589
Columbia Sportswear Co.	162,433	13,431,585
Crocs, Inc. *	284,900	34,829,025
Dream Finders Homes, Inc., Class A *	106,425	4,164,410
Ethan Allen Interiors, Inc.	106,418	3,557,554
Figs, Inc., Class A *	571,473	2,988,804
Funko, Inc., Class A *	165,223	1,163,170
G-III Apparel Group Ltd. *	191,939	6,385,811
GoPro, Inc., Class A *	585,652	1,370,426
Green Brick Partners, Inc. *	120,077	7,024,504
Hanesbrands, Inc. *	1,649,501	8,907,305
Helen of Troy Ltd. *	111,778	13,972,250
Installed Building Products, Inc.	111,100	26,545,123
iRobot Corp. *(a)	131,405	1,499,331
Johnson Outdoors, Inc., Class A	30,675	1,409,823
KB Home	360,778	23,966,483
Kontoor Brands, Inc.	235,511	13,921,055
Latham Group, Inc. *	207,524	703,506
La-Z-Boy, Inc.	203,645	7,736,474
Leggett & Platt, Inc.	628,330	12,830,499
Levi Strauss & Co., Class A	470,199	8,543,516
LGI Homes, Inc. *	96,499	11,009,571
M/I Homes, Inc. *	130,897	16,622,610
Malibu Boats, Inc., Class A *	95,496	4,167,445
Mattel, Inc. *	1,664,194	32,784,622
MDC Holdings, Inc.	280,989	17,618,010
Meritage Homes Corp.	172,792	27,242,387
Movado Group, Inc.	72,639	2,085,466
Newell Brands, Inc.	1,788,443	13,413,322
Oxford Industries, Inc.	69,334	7,029,774
Peloton Interactive, Inc., Class A *	1,603,932	7,249,773
Purple Innovation, Inc.	254,129	472,680
PVH Corp.	284,565	38,891,499
Ralph Lauren Corp.	186,847	34,738,594
Skechers USA, Inc., Class A *	629,169	38,888,936
Skyline Champion Corp. *	251,571	21,079,134
Smith & Wesson Brands, Inc.	214,758	2,948,627
Snap One Holdings Corp. *	83,233	689,169
Solo Brands, Inc., Class A *	138,900	375,030
Sonos, Inc. *	604,400	11,459,424
Steven Madden Ltd.	330,070	14,133,597
Sturm Ruger & Co., Inc.	83,761	3,628,526
Taylor Morrison Home Corp. *	505,669	28,625,922
Topgolf Callaway Brands Corp. *	665,744	9,480,195
Traeger, Inc. *	320,508	711,528
Tri Pointe Homes, Inc. *	456,441	16,148,883
Tupperware Brands Corp. *(a)	211,908	279,719
Under Armour, Inc., Class A *	1,769,985	15,859,066
Vista Outdoor, Inc. *	273,036	8,518,723
Vizio Holding Corp., Class A *	476,531	5,246,606
Wolverine World Wide, Inc.	370,377	3,766,734
Worthington Enterprises, Inc.	143,203	8,895,770
YETI Holdings, Inc. *	408,632	16,770,257
		722,826,938

Consumer Services 4.4%
2U, Inc. *(a)	389,025	175,295
Accel Entertainment, Inc. *	259,466	2,939,750
Adtalem Global Education, Inc. *	187,778	9,295,011
Bally's Corp. *	136,388	1,533,001
BJ's Restaurants, Inc. *	109,526	3,835,600
Bloomin' Brands, Inc.	409,003	11,116,702
Bowlero Corp., Class A (a)	177,911	2,214,992
Boyd Gaming Corp.	327,597	21,663,990
SECURITY	NUMBER OF SHARES	VALUE ($)
Bright Horizons Family Solutions, Inc. *	272,151	31,259,264
Brinker International, Inc. *	208,309	9,653,039
Carriage Services, Inc.	63,780	1,583,020
Cava Group, Inc. *	69,928	4,084,494
Cheesecake Factory, Inc.	220,785	7,811,373
Chegg, Inc. *	546,184	4,882,885
Choice Hotels International, Inc.	116,843	13,079,405
Chuy's Holdings, Inc. *	80,706	2,730,284
Coursera, Inc. *	497,782	7,999,357
Cracker Barrel Old Country Store, Inc.	104,332	6,899,475
Dave & Buster's Entertainment, Inc. *	161,244	9,955,205
Denny's Corp. *	248,234	2,291,200
Dine Brands Global, Inc.	73,816	3,580,814
Duolingo, Inc. *	168,295	40,222,505
Dutch Bros, Inc., Class A *	290,350	8,457,895
El Pollo Loco Holdings, Inc. *	125,397	1,136,097
European Wax Center, Inc., Class A *	163,968	2,325,066
Everi Holdings, Inc. *	401,538	4,762,241
First Watch Restaurant Group, Inc. *	111,077	2,782,479
Frontdoor, Inc. *	374,832	11,754,731
Global Business Travel Group I *	215,907	1,295,442
Golden Entertainment, Inc.	100,354	3,719,119
Graham Holdings Co., Class B	16,798	11,797,739
Grand Canyon Education, Inc. *	138,841	18,715,767
H&R Block, Inc.	676,917	33,135,087
Hilton Grand Vacations, Inc. *	335,192	15,043,417
Hyatt Hotels Corp., Class A	208,087	31,960,082
Jack in the Box, Inc.	94,883	6,926,459
Krispy Kreme, Inc.	397,742	5,146,781
Kura Sushi USA, Inc., Class A *	26,417	2,510,407
Laureate Education, Inc.	636,419	8,534,379
Life Time Group Holdings, Inc. *	275,259	3,782,059
Light & Wonder, Inc. *	424,020	42,618,250
Lindblad Expeditions Holdings, Inc. *	172,082	1,595,200
Marriott Vacations Worldwide Corp.	155,545	14,495,239
Mister Car Wash, Inc. *	427,340	3,542,649
Monarch Casino & Resort, Inc.	62,407	4,390,332
OneSpaWorld Holdings Ltd. *	414,783	5,408,770
Papa John's International, Inc.	153,956	11,067,897
Penn Entertainment, Inc. *	715,846	13,099,982
Perdoceo Education Corp.	310,824	5,535,775
Planet Fitness, Inc., Class A *	401,910	24,938,515
Playa Hotels & Resorts NV *	505,341	4,644,084
Portillo's, Inc., Class A *	228,145	3,314,947
RCI Hospitality Holdings, Inc.	40,088	2,259,360
Red Rock Resorts, Inc., Class A	229,787	13,325,348
Rush Street Interactive, Inc. *	314,727	1,841,153
Sabre Corp. *	1,776,767	4,708,433
Shake Shack, Inc., Class A *	176,151	18,728,374
Six Flags Entertainment Corp. *	337,550	8,553,517
Strategic Education, Inc.	103,292	11,443,721
Stride, Inc. *	187,108	11,179,703
Sweetgreen, Inc., Class A *	431,117	5,492,431
Target Hospitality Corp. *	131,992	1,277,683
Texas Roadhouse, Inc.	314,405	46,962,675
Travel & Leisure Co.	340,926	15,235,983
Udemy, Inc. *	409,765	4,630,344
United Parks & Resorts, Inc. *	168,910	8,673,528
Vacasa, Inc., Class A *	31,064	293,555
Wendy's Co.	785,672	14,228,520
Wingstop, Inc.	138,478	48,612,702
WW International, Inc. *	369,752	1,153,626
Xponential Fitness, Inc., Class A *	111,559	1,124,515
		726,968,719

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report107

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	149,710	8,275,969
Chefs' Warehouse, Inc. *	166,301	6,321,101
Grocery Outlet Holding Corp. *	466,496	12,030,932
Ingles Markets, Inc., Class A	68,141	5,247,538
PriceSmart, Inc.	118,015	9,929,782
SpartanNash Co.	161,279	3,398,148
Sprouts Farmers Market, Inc. *	478,009	29,846,882
United Natural Foods, Inc. *	278,749	4,351,272
Weis Markets, Inc.	77,770	5,050,384
		84,452,008

Energy 4.9%
Antero Midstream Corp.	1,604,729	21,503,369
Archrock, Inc.	647,452	11,828,948
Atlas Energy Solutions, Inc.	247,686	4,671,358
Berry Corp.	313,319	2,208,899
Bristow Group, Inc. *	111,555	3,006,407
Cactus, Inc., Class A	307,847	14,130,177
California Resources Corp.	303,780	15,848,203
Callon Petroleum Co. *	262,137	8,168,189
Centrus Energy Corp., Class A *	59,922	2,444,218
ChampionX Corp.	915,962	28,449,780
Chord Energy Corp.	194,303	31,564,522
Civitas Resources, Inc.	401,603	27,582,094
Clean Energy Fuels Corp. *	823,962	2,430,688
CNX Resources Corp. *	748,583	15,682,814
Comstock Resources, Inc.	436,311	3,730,459
CONSOL Energy, Inc.	131,466	11,282,412
Core Laboratories, Inc.	221,572	3,316,933
Crescent Energy Co., Class A	386,303	4,318,868
CVR Energy, Inc.	138,131	4,583,187
Delek U.S. Holdings, Inc.	278,644	7,108,208
Diamond Offshore Drilling, Inc. *	482,322	5,348,951
DMC Global, Inc. *	93,771	1,564,100
Dorian LPG Ltd.	160,008	5,784,289
Dril-Quip, Inc. *	159,305	3,600,293
DT Midstream, Inc.	456,135	26,287,060
Enviva, Inc. *	149,114	59,601
Equitrans Midstream Corp.	2,041,164	21,820,043
Excelerate Energy, Inc., Class A	84,739	1,330,402
Expro Group Holdings NV *	405,170	7,248,491
Granite Ridge Resources, Inc.	118,875	731,081
Green Plains, Inc. *	303,442	6,463,315
Gulfport Energy Corp. *	46,544	6,608,783
Helix Energy Solutions Group, Inc. *	668,467	6,016,203
Helmerich & Payne, Inc.	468,879	18,000,265
HighPeak Energy, Inc. (a)	83,699	1,386,892
International Seaways, Inc.	176,783	9,357,124
Kinetik Holdings, Inc.	104,476	3,690,092
Kodiak Gas Services, Inc.	75,373	1,922,012
Kosmos Energy Ltd. *	2,169,110	13,318,335
Liberty Energy, Inc.	722,745	15,452,288
Magnolia Oil & Gas Corp., Class A	873,211	19,804,425
Matador Resources Co.	521,396	32,926,157
Murphy Oil Corp.	689,939	27,369,880
Nabors Industries Ltd. *	41,752	3,272,104
NextDecade Corp. *	348,512	1,599,670
Noble Corp. PLC	510,129	21,328,493
Northern Oil & Gas, Inc.	430,268	15,373,476
Oceaneering International, Inc. *	472,788	9,342,291
Par Pacific Holdings, Inc. *	262,490	9,481,139
Patterson-UTI Energy, Inc.	1,512,056	17,494,488
PBF Energy, Inc., Class A	512,227	23,921,001
Peabody Energy Corp.	518,787	12,850,354
Permian Resources Corp.	1,956,609	30,444,836
SECURITY	NUMBER OF SHARES	VALUE ($)
ProFrac Holding Corp., Class A *	96,139	786,417
ProPetro Holding Corp. *	398,513	2,948,996
REX American Resources Corp. *	72,556	3,191,013
Riley Exploration Permian, Inc.	18,603	439,961
RPC, Inc.	405,016	2,993,068
SandRidge Energy, Inc.	146,527	1,910,712
Select Water Solutions, Inc.	376,750	3,217,445
SilverBow Resources, Inc. *	71,596	2,032,610
Sitio Royalties Corp., Class A	383,933	8,761,351
SM Energy Co.	547,206	23,951,207
Southwestern Energy Co. *	5,188,211	36,161,831
Talos Energy, Inc. *	618,453	8,157,395
Tellurian, Inc. *	2,983,456	2,368,566
TETRA Technologies, Inc. *	544,098	2,121,982
Tidewater, Inc. *	228,428	15,996,813
Transocean Ltd. *	3,348,755	15,705,661
U.S. Silica Holdings, Inc. *	360,067	4,140,771
Uranium Energy Corp. *	1,817,147	11,775,113
Valaris Ltd. *	295,014	18,600,633
Vital Energy, Inc. *	115,938	5,835,160
Weatherford International PLC *	339,709	34,857,541
World Kinect Corp.	284,004	6,918,337
		817,930,250

Equity Real Estate Investment Trusts (REITs) 5.2%
Acadia Realty Trust	448,230	7,346,490
Agree Realty Corp.	472,617	25,970,304
Alexander & Baldwin, Inc.	341,278	5,549,180
Alexander's, Inc.	10,024	2,215,805
American Assets Trust, Inc.	230,118	4,963,645
Apartment Investment & Management Co., Class A *	634,574	4,683,156
Apple Hospitality REIT, Inc.	1,004,020	16,154,682
Armada Hoffler Properties, Inc.	315,101	3,207,728
Brandywine Realty Trust	801,431	3,446,153
Brixmor Property Group, Inc.	1,416,305	32,022,656
Broadstone Net Lease, Inc.	879,083	13,107,128
CareTrust REIT, Inc.	561,301	12,662,951
CBL & Associates Properties, Inc.	115,979	2,674,476
Centerspace	70,706	3,930,547
Chatham Lodging Trust	226,802	2,313,380
City Office REIT, Inc.	188,076	861,388
Community Healthcare Trust, Inc.	120,521	3,270,940
COPT Defense Properties	528,172	12,797,608
Cousins Properties, Inc.	715,993	16,331,800
DiamondRock Hospitality Co.	986,422	9,272,367
Diversified Healthcare Trust	1,006,377	3,300,917
Douglas Emmett, Inc.	782,521	10,344,928
Easterly Government Properties, Inc.	448,351	5,290,542
Elme Communities	413,555	5,326,588
Empire Resorts, Inc. *(a)(b)	17,021	41,796
Empire State Realty Trust, Inc., Class A	612,784	6,109,457
EPR Properties	355,395	14,599,627
Equity Commonwealth *	503,630	9,483,353
Essential Properties Realty Trust, Inc.	735,554	17,572,385
First Industrial Realty Trust, Inc.	621,988	32,965,364
Four Corners Property Trust, Inc.	426,535	10,313,616
Franklin Street Properties Corp., Class C	437,829	1,037,655
Getty Realty Corp.	225,129	5,934,400
Gladstone Commercial Corp.	185,536	2,296,936
Global Medical REIT, Inc.	286,612	2,565,177
Global Net Lease, Inc.	925,191	6,670,627
Highwoods Properties, Inc.	496,437	12,137,885
Hudson Pacific Properties, Inc.	593,072	3,760,076
Independence Realty Trust, Inc.	1,058,803	15,500,876
See financial notes
108Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial Logistics Properties Trust	275,516	1,055,226
Innovative Industrial Properties, Inc.	131,779	12,913,024
InvenTrust Properties Corp.	318,081	8,031,545
JBG SMITH Properties	409,719	6,793,141
Kilroy Realty Corp.	502,672	19,046,242
Kite Realty Group Trust	1,033,424	22,125,608
LTC Properties, Inc.	195,412	6,147,662
LXP Industrial Trust	1,373,381	11,893,479
Macerich Co.	1,014,884	16,654,246
Medical Properties Trust, Inc. (a)	2,816,815	11,858,791
National Health Investors, Inc.	203,686	11,705,834
National Storage Affiliates Trust	364,385	13,048,627
NETSTREIT Corp.	322,116	5,414,770
NexPoint Diversified Real Estate Trust (a)	153,513	971,737
NexPoint Residential Trust, Inc.	106,361	3,106,805
Office Properties Income Trust	225,668	602,534
One Liberty Properties, Inc.	74,491	1,507,698
Orion Office REIT, Inc.	262,032	919,732
Outfront Media, Inc.	683,994	9,828,994
Paramount Group, Inc.	769,524	3,408,991
Park Hotels & Resorts, Inc.	989,279	16,422,031
Peakstone Realty Trust (a)	167,638	2,308,375
Pebblebrook Hotel Trust	567,157	8,983,767
Phillips Edison & Co., Inc.	562,599	20,096,036
Piedmont Office Realty Trust, Inc., Class A	587,864	3,685,907
Plymouth Industrial REIT, Inc.	173,982	3,752,792
PotlatchDeltic Corp.	373,322	16,877,888
Rayonier, Inc.	642,665	22,126,956
Retail Opportunity Investments Corp.	594,145	7,682,295
RLJ Lodging Trust	731,859	8,687,166
Ryman Hospitality Properties, Inc.	280,800	33,269,184
Sabra Health Care REIT, Inc.	1,090,318	15,133,614
Safehold, Inc.	209,081	4,206,710
Saul Centers, Inc.	59,900	2,167,781
Service Properties Trust	782,807	5,323,088
SITE Centers Corp.	845,982	11,488,436
SL Green Realty Corp. (a)	302,609	14,670,484
STAG Industrial, Inc.	855,508	31,773,567
Summit Hotel Properties, Inc.	512,375	3,289,448
Sunstone Hotel Investors, Inc.	970,063	10,855,005
Tanger, Inc.	496,578	14,306,412
Terreno Realty Corp.	394,897	25,391,877
UMH Properties, Inc.	293,904	4,526,122
Uniti Group, Inc.	1,129,026	6,616,092
Universal Health Realty Income Trust	58,902	2,284,220
Urban Edge Properties	553,633	9,417,297
Veris Residential, Inc.	378,847	5,531,166
Vornado Realty Trust	751,551	19,765,791
Xenia Hotels & Resorts, Inc.	498,073	7,640,440
		853,349,222

Financial Services 6.4%
Affiliated Managers Group, Inc.	158,890	24,836,096
Affirm Holdings, Inc. *	1,037,631	38,931,915
Alerus Financial Corp.	82,440	1,798,016
AlTi Global, Inc. *(a)	128,041	750,320
A-Mark Precious Metals, Inc.	82,261	2,113,285
Apollo Commercial Real Estate Finance, Inc.	614,182	6,884,980
Arbor Realty Trust, Inc. (a)	889,284	11,916,406
ARMOUR Residential REIT, Inc. (a)	230,230	4,558,554
Artisan Partners Asset Management, Inc., Class A	323,198	13,920,138
AssetMark Financial Holdings, Inc. *	105,915	3,744,095
AvidXchange Holdings, Inc. *	800,095	10,633,263
SECURITY	NUMBER OF SHARES	VALUE ($)
B Riley Financial, Inc. (a)	78,510	1,439,088
BGC Group, Inc., Class A	1,823,283	12,671,817
Blackstone Mortgage Trust, Inc., Class A (a)	812,589	16,552,438
Blue Owl Capital, Inc.	1,908,793	34,281,922
Bread Financial Holdings, Inc.	231,240	8,851,867
Brightsphere Investment Group, Inc.	154,041	3,490,569
BrightSpire Capital, Inc.	617,469	4,266,711
Cannae Holdings, Inc. *	309,706	6,757,785
Cantaloupe, Inc. *	257,536	1,673,984
Cass Information Systems, Inc.	56,518	2,730,950
Chimera Investment Corp.	1,057,814	4,612,069
Claros Mortgage Trust, Inc.	569,116	5,509,043
Cohen & Steers, Inc.	120,381	8,854,023
Diamond Hill Investment Group, Inc.	13,792	1,995,427
Donnelley Financial Solutions, Inc. *	115,746	7,472,562
Dynex Capital, Inc. (a)	266,588	3,289,696
Ellington Financial, Inc.	367,349	4,162,064
Enact Holdings, Inc.	143,918	3,989,407
Encore Capital Group, Inc. *	111,074	5,331,552
Enova International, Inc. *	141,158	8,928,244
Essent Group Ltd.	501,928	26,888,283
Euronet Worldwide, Inc. *	205,800	22,522,752
Evercore, Inc., Class A	162,884	30,472,339
EVERTEC, Inc.	310,080	11,203,190
Federal Agricultural Mortgage Corp., Class C	47,891	8,566,263
Federated Hermes, Inc.	406,581	14,323,849
FirstCash Holdings, Inc.	174,319	19,959,525
Flywire Corp. *	501,669	14,242,383
Forge Global Holdings, Inc. *	545,400	1,134,432
Franklin BSP Realty Trust, Inc.	383,418	4,949,926
Granite Point Mortgage Trust, Inc.	237,894	1,127,618
Green Dot Corp., Class A *	209,733	1,721,908
Hamilton Lane, Inc., Class A	172,405	19,800,714
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	523,877	13,185,984
Houlihan Lokey, Inc.	242,639	31,217,934
International Money Express, Inc. *	164,872	3,247,978
Invesco Mortgage Capital, Inc.	228,651	2,064,719
Jackson Financial, Inc., Class A	332,708	18,315,575
Janus Henderson Group PLC	623,930	19,441,659
KKR Real Estate Finance Trust, Inc.	270,690	2,639,228
Ladder Capital Corp.	534,556	5,778,550
Lazard, Inc., Class A	530,996	20,464,586
LendingClub Corp. *	518,712	4,206,754
LendingTree, Inc. *	51,623	2,042,722
Marqeta, Inc., Class A *	2,003,806	13,084,853
Merchants Bancorp	122,705	5,259,136
MFA Financial, Inc.	482,737	5,416,309
MGIC Investment Corp.	1,303,230	25,921,245
Moelis & Co., Class A	313,958	16,966,290
Moneylion, Inc. *	24,447	1,223,328
Mr Cooper Group, Inc. *	310,454	22,129,161
Navient Corp.	396,996	6,455,155
NCR Atleos Corp. *	316,120	6,878,771
Nelnet, Inc., Class A	84,141	7,225,188
NerdWallet, Inc., Class A *	180,331	3,042,184
New York Mortgage Trust, Inc.	425,157	3,065,382
NewtekOne, Inc. (a)	108,844	1,256,060
NMI Holdings, Inc., Class A *	380,521	11,446,072
OneMain Holdings, Inc.	563,747	26,625,771
Open Lending Corp., Class A *	461,741	3,352,240
Payoneer Global, Inc. *	1,219,919	5,928,806
PennyMac Financial Services, Inc.	135,875	11,539,864
PennyMac Mortgage Investment Trust	410,510	5,800,506
Piper Sandler Cos.	70,976	13,362,652
PJT Partners, Inc., Class A	104,832	11,049,293
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report109

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PRA Group, Inc. *	183,420	4,688,215
PROG Holdings, Inc. *	209,299	6,461,060
Radian Group, Inc.	719,798	20,974,914
Ready Capital Corp.	744,872	6,577,220
Redwood Trust, Inc.	558,095	3,421,122
Remitly Global, Inc. *	637,112	13,137,249
Repay Holdings Corp. *	351,321	3,052,979
Rithm Capital Corp.	2,276,307	24,675,168
Rocket Cos., Inc., Class A *	593,633	7,456,030
Shift4 Payments, Inc., Class A *	267,359	21,982,257
SLM Corp.	1,064,641	22,176,472
StepStone Group, Inc., Class A	243,466	8,455,574
Stifel Financial Corp.	480,418	36,444,509
StoneX Group, Inc. *	126,305	8,747,884
TPG RE Finance Trust, Inc.	282,968	2,116,601
TPG, Inc.	359,666	15,951,187
Two Harbors Investment Corp.	453,024	5,739,814
Upstart Holdings, Inc. *(a)	345,586	8,898,840
UWM Holdings Corp. (a)	435,801	2,780,410
Victory Capital Holdings, Inc., Class A	173,939	6,684,476
Virtu Financial, Inc., Class A	423,979	7,652,821
Virtus Investment Partners, Inc.	31,930	7,417,978
Walker & Dunlop, Inc.	157,194	14,993,164
Waterstone Financial, Inc.	91,126	1,152,744
Western Union Co.	1,712,315	22,962,144
WisdomTree, Inc.	519,937	4,190,692
World Acceptance Corp. *	16,113	1,929,693
		1,064,216,640

Food, Beverage & Tobacco 1.6%
B&G Foods, Inc.	368,995	4,261,892
Benson Hill, Inc. *	499,129	123,534
Beyond Meat, Inc. *(a)	303,096	3,240,096
Boston Beer Co., Inc., Class A *	44,199	13,619,480
BRC, Inc., Class A *(a)	200,782	829,230
Calavo Growers, Inc.	82,492	2,380,719
Cal-Maine Foods, Inc.	190,937	10,976,968
Coca-Cola Consolidated, Inc.	22,030	18,522,824
Duckhorn Portfolio, Inc. *	198,221	1,885,082
Flowers Foods, Inc.	905,643	20,304,516
Fresh Del Monte Produce, Inc.	160,107	3,831,361
Freshpet, Inc. *	226,899	25,646,394
Hain Celestial Group, Inc. *	423,634	4,236,340
Ingredion, Inc.	307,078	36,121,585
J & J Snack Foods Corp.	72,354	10,497,118
John B Sanfilippo & Son, Inc.	42,561	4,356,970
Lancaster Colony Corp.	95,977	19,859,561
MGP Ingredients, Inc.	73,629	6,271,718
Mission Produce, Inc. *	197,375	2,082,306
National Beverage Corp. *	109,580	5,768,291
Pilgrim's Pride Corp. *	190,568	6,067,685
Seaboard Corp.	1,139	3,744,565
Simply Good Foods Co. *	427,100	15,153,508
Sovos Brands, Inc. *	295,047	6,724,121
Tootsie Roll Industries, Inc.	80,992	2,633,860
TreeHouse Foods, Inc. *	235,898	8,442,789
Turning Point Brands, Inc.	84,862	2,147,009
Universal Corp.	114,839	5,513,420
Utz Brands, Inc.	318,383	5,632,195
Vector Group Ltd.	622,978	6,952,435
Vita Coco Co., Inc. *	144,705	3,776,801
Vital Farms, Inc. *	129,992	2,335,956
Westrock Coffee Co. *(a)	142,121	1,438,265
WK Kellogg Co.	308,903	4,522,340
		269,900,934

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 5.6%
23andMe Holding Co., Class A *	1,489,621	849,084
Acadia Healthcare Co., Inc. *	434,372	36,248,343
Accolade, Inc. *	329,162	3,373,911
AdaptHealth Corp. *	381,340	3,901,108
Addus HomeCare Corp. *	76,304	7,041,333
Agiliti, Inc. *	163,143	1,610,221
AirSculpt Technologies, Inc. *(a)	57,702	364,100
Alignment Healthcare, Inc. *	456,645	2,739,870
Alphatec Holdings, Inc. *	454,599	6,105,265
Amedisys, Inc. *	153,922	14,317,824
American Well Corp., Class A *	1,209,786	1,306,569
AMN Healthcare Services, Inc. *	177,732	10,000,980
AngioDynamics, Inc. *	193,746	1,063,666
Artivion, Inc. *	181,650	3,505,845
Astrana Health, Inc. *	194,778	8,772,801
AtriCure, Inc. *	222,959	7,796,876
Atrion Corp.	6,275	2,309,137
Avanos Medical, Inc. *	218,070	4,049,560
Aveanna Healthcare Holdings, Inc. *	223,776	530,349
Axogen, Inc. *	204,759	2,162,255
Axonics, Inc. *	238,949	16,234,195
Bioventus, Inc., Class A *	149,265	691,097
Brookdale Senior Living, Inc. *	880,790	5,038,119
Butterfly Network, Inc. *(a)	714,888	850,717
Castle Biosciences, Inc. *	128,648	2,323,383
Certara, Inc. *	505,041	8,525,092
Cerus Corp. *	861,623	1,878,338
Clover Health Investments Corp. *	1,573,666	1,359,490
Community Health Systems, Inc. *	593,054	1,654,621
Computer Programs & Systems, Inc. *	68,720	608,859
CONMED Corp.	144,983	11,645,035
CorVel Corp. *	42,675	10,412,700
Cross Country Healthcare, Inc. *	153,471	2,803,915
Definitive Healthcare Corp. *	229,492	2,184,764
DocGo, Inc. *	406,235	1,653,376
Doximity, Inc., Class A *	555,860	15,691,928
Embecta Corp.	267,803	3,824,227
Enovis Corp. *	234,131	14,003,375
Ensign Group, Inc.	265,957	33,223,348
Envista Holdings Corp. *	807,870	16,682,516
Evolent Health, Inc., Class A *	540,938	18,343,208
Fulgent Genetics, Inc. *	94,655	2,135,417
Glaukos Corp. *	229,077	20,293,931
Globus Medical, Inc., Class A *	542,277	29,277,535
GoodRx Holdings, Inc., Class A *	375,374	2,924,163
Guardant Health, Inc. *	555,814	10,560,466
Haemonetics Corp. *	239,070	17,447,329
Health Catalyst, Inc. *	267,279	2,223,761
HealthEquity, Inc. *	403,400	33,324,874
HealthStream, Inc.	112,632	3,072,601
Hims & Hers Health, Inc. *	691,735	9,020,224
ICU Medical, Inc. *	95,730	10,456,588
Inari Medical, Inc. *	240,790	11,105,235
Innovage Holding Corp. *	77,980	377,423
Inspire Medical Systems, Inc. *	138,749	24,841,621
Integer Holdings Corp. *	156,912	17,305,825
Integra LifeSciences Holdings Corp. *	319,464	11,791,416
iRhythm Technologies, Inc. *	144,007	17,086,431
Lantheus Holdings, Inc. *	322,762	21,102,180
LeMaitre Vascular, Inc.	93,754	6,562,780
LifeStance Health Group, Inc. *(a)	423,187	3,533,611
LivaNova PLC *	254,203	13,932,866
Merit Medical Systems, Inc. *	271,498	20,688,148
ModivCare, Inc. *	57,306	1,606,860
Multiplan Corp. *	1,275,721	1,428,808
National HealthCare Corp.	63,824	6,296,876
See financial notes
110Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Research Corp.	67,394	2,717,326
Neogen Corp. *	928,729	15,964,852
NeoGenomics, Inc. *	601,524	9,383,774
Nevro Corp. *	168,495	2,453,287
Novocure Ltd. *	457,512	7,004,509
OmniAb, Inc., Class A *(b)	25,234	0
OmniAb, Inc., Class B *(b)	25,234	0
Omnicell, Inc. *	213,557	5,603,736
OPKO Health, Inc. *(a)	2,107,798	2,107,798
Option Care Health, Inc. *	832,784	26,873,940
OraSure Technologies, Inc. *	341,992	2,460,632
Orchestra BioMed Holdings, Inc. *	120,669	777,108
Orthofix Medical, Inc. *	171,523	2,240,090
OrthoPediatrics Corp. *	72,765	1,998,127
Outset Medical, Inc. *	232,072	731,027
Owens & Minor, Inc. *	360,994	8,782,984
Paragon 28, Inc. *	173,231	2,161,923
Patterson Cos., Inc.	401,815	10,885,168
Pediatrix Medical Group, Inc. *	393,378	3,599,409
Pennant Group, Inc. *	142,863	2,664,395
PetIQ, Inc. *	119,604	2,177,989
Phreesia, Inc. *	245,700	6,081,075
Premier, Inc., Class A	562,369	11,731,017
Privia Health Group, Inc. *	483,880	10,800,202
PROCEPT BioRobotics Corp. *	206,255	9,970,367
Progyny, Inc. *	391,444	14,295,535
Pulmonx Corp. *	182,074	1,678,722
QuidelOrtho Corp. *	233,531	10,649,014
RadNet, Inc. *	284,941	10,787,866
RxSight, Inc. *	106,473	5,810,232
Schrodinger, Inc. *	257,681	6,560,558
Select Medical Holdings Corp.	493,487	13,437,651
Semler Scientific, Inc. *	23,961	1,130,240
Senseonics Holdings, Inc. *(a)	2,489,913	1,748,168
Sharecare, Inc. *	1,389,513	1,306,142
SI-BONE, Inc. *	174,544	3,028,338
Sight Sciences, Inc. *	143,420	576,548
Silk Road Medical, Inc. *	181,209	3,259,950
Simulations Plus, Inc.	76,040	3,155,660
STAAR Surgical Co. *	230,992	7,216,190
Surgery Partners, Inc. *	345,469	10,719,903
Surmodics, Inc. *	65,776	2,098,254
Tandem Diabetes Care, Inc. *	304,910	8,119,753
Teladoc Health, Inc. *	777,873	11,730,325
Tenet Healthcare Corp. *	478,163	44,469,159
TransMedics Group, Inc. *	153,850	12,554,160
Treace Medical Concepts, Inc. *	201,877	2,713,227
U.S. Physical Therapy, Inc.	70,789	7,522,747
UFP Technologies, Inc. *	33,067	6,888,187
Varex Imaging Corp. *	192,101	3,304,137
Zimvie, Inc. *	123,196	2,088,172
		932,097,942

Household & Personal Products 1.1%
Beauty Health Co. *	384,101	1,279,056
BellRing Brands, Inc. *	619,155	35,260,877
Central Garden & Pet Co. *	44,337	1,945,064
Central Garden & Pet Co., Class A *	251,231	9,468,897
Edgewell Personal Care Co.	238,485	9,107,742
elf Beauty, Inc. *	259,812	54,178,597
Energizer Holdings, Inc.	312,046	8,908,913
Herbalife Ltd. *	464,895	4,105,023
Inter Parfums, Inc.	84,486	12,395,786
Medifast, Inc.	50,648	2,030,478
Nu Skin Enterprises, Inc., Class A	231,919	2,898,988
Olaplex Holdings, Inc. *	549,718	1,022,476
Spectrum Brands Holdings, Inc.	168,427	13,544,899
SECURITY	NUMBER OF SHARES	VALUE ($)
USANA Health Sciences, Inc. *	51,982	2,508,651
WD-40 Co.	63,897	17,149,316
		175,804,763

Insurance 2.9%
Ambac Financial Group, Inc. *	211,036	3,452,549
American Equity Investment Life Holding Co. *	293,552	16,303,878
AMERISAFE, Inc.	90,680	4,784,277
Assured Guaranty Ltd.	255,656	23,418,090
Axis Capital Holdings Ltd.	365,196	22,850,314
Brighthouse Financial, Inc. *	301,351	14,027,889
BRP Group, Inc., Class A *	303,975	8,456,584
CNO Financial Group, Inc.	526,822	14,060,879
Employers Holdings, Inc.	121,204	5,540,235
Enstar Group Ltd. *	62,692	19,305,374
F&G Annuities & Life, Inc.	83,376	3,149,945
First American Financial Corp.	485,008	28,329,317
Genworth Financial, Inc., Class A *	2,126,718	13,079,316
Goosehead Insurance, Inc., Class A *	115,533	8,740,071
Hagerty, Inc., Class A *(a)	109,976	944,694
Hanover Insurance Group, Inc.	168,375	22,136,261
Hippo Holdings, Inc. *	73,495	1,032,605
Horace Mann Educators Corp.	192,186	6,955,211
James River Group Holdings Ltd.	175,131	1,749,559
Kemper Corp.	283,635	16,260,795
Lemonade, Inc. *(a)	292,079	4,743,363
Lincoln National Corp.	798,951	22,003,111
MBIA, Inc.	207,794	1,356,895
Mercury General Corp.	125,518	6,111,471
National Western Life Group, Inc., Class A	10,558	5,126,754
Oscar Health, Inc., Class A *	674,546	10,968,118
Palomar Holdings, Inc. *	116,145	8,843,280
Primerica, Inc.	164,987	40,464,712
ProAssurance Corp.	237,257	2,925,379
RLI Corp.	188,821	27,652,835
Ryan Specialty Holdings, Inc. *	478,495	25,063,568
Safety Insurance Group, Inc.	69,676	5,724,580
Selective Insurance Group, Inc.	285,039	29,780,875
Selectquote, Inc. *	649,459	1,259,950
SiriusPoint Ltd. *	424,069	5,203,327
Skyward Specialty Insurance Group, Inc. *	151,720	5,551,435
Stewart Information Services Corp.	128,876	8,116,610
Trupanion, Inc. *(a)	168,586	4,509,676
United Fire Group, Inc.	98,506	2,294,205
White Mountains Insurance Group Ltd.	11,878	20,969,896
		473,247,883

Materials 5.1%
AdvanSix, Inc.	126,622	3,542,884
Alpha Metallurgical Resources, Inc.	55,562	20,960,764
Arcadium Lithium PLC *	4,835,570	26,547,279
Arch Resources, Inc.	86,365	14,275,271
Ashland, Inc.	241,265	22,592,055
ATI, Inc. *	599,757	29,496,049
Avient Corp.	429,441	17,383,772
Balchem Corp.	151,650	23,837,863
Cabot Corp.	259,865	22,075,532
Carpenter Technology Corp.	232,257	15,015,415
Century Aluminum Co. *	241,132	2,524,652
Chemours Co.	697,901	13,727,713
Clearwater Paper Corp. *	77,677	3,051,929
Coeur Mining, Inc. *	1,796,469	4,652,855
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report111

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial Metals Co.	549,521	29,674,134
Compass Minerals International, Inc.	157,318	3,586,850
Danimer Scientific, Inc. *(a)	409,380	548,569
Eagle Materials, Inc.	164,282	41,653,701
Ecovyst, Inc. *	478,979	4,622,147
Element Solutions, Inc.	1,045,919	24,579,096
Ginkgo Bioworks Holdings, Inc. *(a)	6,309,664	9,590,689
Graphic Packaging Holding Co.	1,441,444	37,405,472
Greif, Inc., Class A	144,489	9,313,761
Hawkins, Inc.	89,534	6,289,763
Haynes International, Inc.	59,314	3,525,031
HB Fuller Co.	254,470	20,237,999
Hecla Mining Co.	2,657,728	9,408,357
Huntsman Corp.	779,098	19,944,909
Ingevity Corp. *	158,577	7,243,797
Innospec, Inc.	117,150	14,558,230
Kaiser Aluminum Corp.	75,795	5,496,653
Knife River Corp. *	266,558	19,749,282
Koppers Holdings, Inc.	98,720	5,589,526
Kronos Worldwide, Inc.	98,401	894,465
Louisiana-Pacific Corp.	301,983	22,337,683
LSB Industries, Inc. *	249,661	1,837,505
Materion Corp.	97,025	13,032,398
Mativ Holdings, Inc.	254,419	4,419,258
Mercer International, Inc.	205,191	1,883,653
Metallus, Inc. *	179,748	3,909,519
Minerals Technologies, Inc.	153,081	11,076,941
MP Materials Corp. *	676,562	10,290,508
Myers Industries, Inc.	175,346	3,371,904
NewMarket Corp.	32,511	20,861,333
O-I Glass, Inc. *	729,240	12,338,741
Olin Corp.	576,051	30,991,544
Orion SA	274,078	6,177,718
Pactiv Evergreen, Inc.	182,446	2,691,079
Perimeter Solutions SA *	685,160	4,165,773
Piedmont Lithium, Inc. *	84,006	1,223,127
PureCycle Technologies, Inc. *(a)	649,956	3,763,245
Quaker Chemical Corp.	65,088	13,050,144
Radius Recycling, Inc., Class A	119,642	2,364,126
Ranpak Holdings Corp. *	192,638	915,031
Ryerson Holding Corp.	136,194	4,301,007
Scotts Miracle-Gro Co.	195,314	12,832,130
Sensient Technologies Corp.	199,449	13,339,149
Silgan Holdings, Inc.	380,081	16,689,357
Stepan Co.	99,799	8,902,071
Summit Materials, Inc., Class A *	562,353	24,018,097
SunCoke Energy, Inc.	397,062	4,252,534
Sylvamo Corp.	166,561	10,061,950
TriMas Corp.	195,553	4,595,496
Trinseo PLC	161,973	728,879
Tronox Holdings PLC	547,917	8,054,380
U.S. Lime & Minerals, Inc.	9,671	2,465,912
U.S. Steel Corp.	1,049,905	49,702,503
Valhi, Inc.	14,015	191,024
Warrior Met Coal, Inc.	245,330	13,976,450
Worthington Steel, Inc. *	142,989	4,527,032
		842,935,665

Media & Entertainment 2.4%
Advantage Solutions, Inc. *	457,517	1,743,140
Altice USA, Inc., Class A *	1,074,477	3,191,197
AMC Networks, Inc., Class A *	141,961	1,836,975
Angi, Inc. *	404,646	1,161,334
Atlanta Braves Holdings, Inc., Class C *	235,654	9,218,784
Bumble, Inc., Class A *	468,555	5,364,955
Cable One, Inc.	21,417	9,766,152
SECURITY	NUMBER OF SHARES	VALUE ($)
Cardlytics, Inc. *	185,113	1,534,587
Cargurus, Inc. *	404,734	8,960,811
Cars.com, Inc. *	287,920	5,280,453
Cinemark Holdings, Inc. *	501,443	8,730,123
Clear Channel Outdoor Holdings, Inc. *	1,646,101	2,831,294
EchoStar Corp., Class A *	566,414	7,425,688
Endeavor Group Holdings, Inc., Class A	875,493	21,055,607
Eventbrite, Inc., Class A *	397,476	2,225,866
EW Scripps Co., Class A *	274,238	1,105,179
fuboTV, Inc. *	1,385,775	2,868,554
Gannett Co., Inc. *	696,147	1,482,793
Getty Images Holdings, Inc. *(a)	184,963	873,025
Gray Television, Inc.	379,193	2,214,487
Grindr, Inc. *(a)	88,541	733,119
IAC, Inc. *	327,965	18,628,412
iHeartMedia, Inc., Class A *	475,567	1,317,321
Integral Ad Science Holding Corp. *	309,926	3,210,833
John Wiley & Sons, Inc., Class A	204,157	6,808,636
Liberty Media Corp.-Liberty Live, Class C *	310,800	12,376,056
Lions Gate Entertainment Corp., Class A *	876,002	8,505,979
Madison Square Garden Entertainment Corp. *	192,609	7,413,520
Madison Square Garden Sports Corp. *	78,398	14,753,720
Magnite, Inc. *	571,484	6,869,238
MediaAlpha, Inc., Class A *	97,492	2,022,959
New York Times Co., Class A	770,835	34,132,574
Nexstar Media Group, Inc.	151,490	25,173,093
Nextdoor Holdings, Inc. *	738,108	1,616,456
Playtika Holding Corp. *	334,535	2,478,904
QuinStreet, Inc. *	245,515	3,591,884
Rumble, Inc. *(a)	370,457	2,419,084
Scholastic Corp.	127,729	5,037,632
Shutterstock, Inc.	112,736	5,497,007
Sinclair, Inc.	173,494	2,576,386
Skillz, Inc. *(a)	58,217	398,204
Sphere Entertainment Co. *	125,664	5,441,251
Stagwell, Inc. *	507,940	2,712,400
System1, Inc. *(a)	133,358	222,708
TechTarget, Inc. *	121,032	3,837,925
TEGNA, Inc.	927,688	12,996,909
Thryv Holdings, Inc. *	144,802	3,032,154
TKO Group Holdings, Inc.	282,413	23,646,440
TripAdvisor, Inc. *	508,626	13,641,349
Vimeo, Inc. *	753,797	3,610,688
Vivid Seats, Inc., Class A *	246,729	1,485,309
Warner Music Group Corp., Class A	651,455	22,755,323
WideOpenWest, Inc. *	220,910	883,640
Yelp, Inc. *	322,169	12,384,176
Ziff Davis, Inc. *	216,516	14,887,640
ZipRecruiter, Inc., Class A *	357,544	4,547,960
		390,517,893

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
10X Genomics, Inc., Class A *	489,783	22,843,479
2seventy bio, Inc. *	239,931	1,247,641
4D Molecular Therapeutics, Inc. *	173,434	4,859,621
89bio, Inc. *	295,833	3,393,205
Absci Corp. *(a)	295,794	1,526,297
ACADIA Pharmaceuticals, Inc. *	564,107	13,109,847
ACELYRIN, Inc. *	145,604	1,230,354
Aclaris Therapeutics, Inc. *	258,412	307,510
See financial notes
112Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Acrivon Therapeutics, Inc. *	46,774	227,322
Adaptive Biotechnologies Corp. *	512,874	2,107,912
ADMA Biologics, Inc. *	989,542	5,303,945
Agenus, Inc. *	1,597,344	1,070,220
Agios Pharmaceuticals, Inc. *	263,526	8,517,160
Akero Therapeutics, Inc. *	262,769	7,092,135
Akoya Biosciences, Inc. *	116,380	668,021
Alector, Inc. *	288,901	2,013,640
Alkermes PLC *	785,150	23,311,104
Allogene Therapeutics, Inc. *	531,205	2,608,217
Allovir, Inc. *	284,965	209,905
Alpine Immune Sciences, Inc. *	184,793	6,508,409
ALX Oncology Holdings, Inc. *(a)	120,718	1,770,933
Amicus Therapeutics, Inc. *	1,230,873	15,779,792
Amneal Pharmaceuticals, Inc. *	496,107	2,738,511
Amphastar Pharmaceuticals, Inc. *	176,400	8,214,948
Amylyx Pharmaceuticals, Inc. *	188,713	3,557,240
AnaptysBio, Inc. *	87,445	2,232,471
Anavex Life Sciences Corp. *(a)	386,344	1,985,808
ANI Pharmaceuticals, Inc. *	70,720	4,785,622
Anika Therapeutics, Inc. *	68,645	1,666,701
Apellis Pharmaceuticals, Inc. *	479,331	29,704,142
Apogee Therapeutics, Inc. *(a)	90,169	3,139,685
Arcellx, Inc. *	149,687	9,852,398
Arcturus Therapeutics Holdings, Inc. *	114,864	4,452,129
Arcus Biosciences, Inc. *	255,509	4,887,887
Arcutis Biotherapeutics, Inc. *	400,206	4,114,118
Ardelyx, Inc. *	1,096,224	10,216,808
Arrowhead Pharmaceuticals, Inc. *	580,044	18,619,412
ARS Pharmaceuticals, Inc. *	236,161	1,976,668
Arvinas, Inc. *	259,378	11,926,200
Atara Biotherapeutics, Inc. *	483,513	376,173
Atea Pharmaceuticals, Inc. *	359,380	1,548,928
Avid Bioservices, Inc. *	292,423	2,245,809
Avidity Biosciences, Inc. *	313,704	5,740,783
Axsome Therapeutics, Inc. *	182,420	14,845,340
Azenta, Inc. *	283,252	18,453,868
Beam Therapeutics, Inc. *	330,461	13,049,905
BioCryst Pharmaceuticals, Inc. *	961,799	5,414,928
Biohaven Ltd. *	306,808	14,769,737
BioLife Solutions, Inc. *	163,217	2,758,367
Biomea Fusion, Inc. *(a)	111,258	1,947,015
Bioxcel Therapeutics, Inc. *(a)	97,977	311,567
Blueprint Medicines Corp. *	285,973	26,744,195
Bridgebio Pharma, Inc. *	605,039	20,662,082
C4 Therapeutics, Inc. *(a)	218,904	2,403,566
Cara Therapeutics, Inc. *	166,824	141,834
CareDx, Inc. *	259,084	2,756,654
Cargo Therapeutics, Inc. *(a)	87,399	2,113,308
Caribou Biosciences, Inc. *	386,470	3,056,978
Cassava Sciences, Inc. *(a)	187,151	4,300,730
Catalyst Pharmaceuticals, Inc. *	523,266	8,387,954
Celldex Therapeutics, Inc. *	256,639	12,334,070
Century Therapeutics, Inc. *	98,301	360,765
Cerevel Therapeutics Holdings, Inc. *	416,303	17,068,423
Cogent Biosciences, Inc. *	356,346	2,494,422
Coherus Biosciences, Inc. *	457,693	1,043,540
Collegium Pharmaceutical, Inc. *	153,179	5,623,201
Corcept Therapeutics, Inc. *	424,119	9,966,797
Crinetics Pharmaceuticals, Inc. *	274,048	11,219,525
CRISPR Therapeutics AG *	373,424	31,449,769
CryoPort, Inc. *	228,134	4,031,128
Cullinan Oncology, Inc. *	157,190	2,903,299
Cymabay Therapeutics, Inc. *	506,809	16,314,182
Cytek Biosciences, Inc. *	463,809	3,571,329
Cytokinetics, Inc. *	461,932	33,369,968
Day One Biopharmaceuticals, Inc. *	264,579	4,426,407
Deciphera Pharmaceuticals, Inc. *	266,839	4,453,543
SECURITY	NUMBER OF SHARES	VALUE ($)
Denali Therapeutics, Inc. *	584,998	11,571,260
Design Therapeutics, Inc. *	104,015	289,162
Disc Medicine, Inc. *	58,749	4,034,294
Dynavax Technologies Corp. *	606,126	7,679,616
Dyne Therapeutics, Inc. *	263,638	7,091,862
Eagle Pharmaceuticals, Inc. *	50,155	293,908
Edgewise Therapeutics, Inc. *	197,472	3,224,718
Editas Medicine, Inc. *	381,198	3,834,852
Emergent BioSolutions, Inc. *(a)	241,259	779,267
Enanta Pharmaceuticals, Inc. *	95,063	1,366,055
Enliven Therapeutics, Inc. *(a)	87,984	1,405,105
Entrada Therapeutics, Inc. *(a)	91,368	1,208,799
Erasca, Inc. *	396,236	943,042
Exelixis, Inc. *	1,465,277	32,089,566
Fate Therapeutics, Inc. *	399,826	2,834,766
Fortrea Holdings, Inc. *	418,185	15,698,665
Genelux Corp. *(a)	89,559	653,781
Generation Bio Co. *	226,651	568,894
Geron Corp. *	2,240,752	4,481,504
Gossamer Bio, Inc. *	929,257	1,310,252
Halozyme Therapeutics, Inc. *	621,797	24,753,739
Harmony Biosciences Holdings, Inc. *	153,782	4,936,402
Heron Therapeutics, Inc. *(a)	652,158	1,734,740
HilleVax, Inc. *	122,726	2,227,477
Humacyte, Inc. *(a)	286,770	1,247,450
Ideaya Biosciences, Inc. *	303,459	13,564,617
IGM Biosciences, Inc. *(a)	71,505	903,108
ImmunityBio, Inc. *(a)	722,083	3,415,453
Immunovant, Inc. *	266,290	9,418,677
Inhibrx, Inc. *	124,120	4,546,516
Innoviva, Inc. *	265,000	4,049,200
Insmed, Inc. *	673,583	18,671,721
Intellia Therapeutics, Inc. *	422,460	13,569,415
Intra-Cellular Therapies, Inc. *	421,769	29,321,381
Invivyd, Inc. *(a)	256,694	1,008,807
Ionis Pharmaceuticals, Inc. *	676,077	30,565,441
Iovance Biotherapeutics, Inc. *	1,140,371	18,143,303
Ironwood Pharmaceuticals, Inc. *	645,951	6,091,318
iTeos Therapeutics, Inc. *	124,812	1,336,737
Keros Therapeutics, Inc. *	108,802	7,344,135
Kodiak Sciences, Inc. *	155,941	937,205
Krystal Biotech, Inc. *	115,535	18,424,366
Kura Oncology, Inc. *	350,402	7,386,474
Kymera Therapeutics, Inc. *	188,419	8,045,491
Lexicon Pharmaceuticals, Inc. *(a)	568,474	1,415,500
Ligand Pharmaceuticals, Inc. *	77,192	6,125,185
Lyell Immunopharma, Inc. *	750,482	2,191,407
MacroGenics, Inc. *	290,897	5,218,692
Madrigal Pharmaceuticals, Inc. *	73,501	17,360,936
MannKind Corp. *	1,270,811	5,223,033
Maravai LifeSciences Holdings, Inc., Class A *	521,133	4,028,358
Mesa Laboratories, Inc.	24,473	2,672,207
MiMedx Group, Inc. *	551,883	4,503,365
Mind Medicine MindMed, Inc. *	154,063	880,470
Mineralys Therapeutics, Inc. *	66,190	1,018,002
Mirum Pharmaceuticals, Inc. *	174,863	5,020,317
Monte Rosa Therapeutics, Inc. *	151,200	957,096
Morphic Holding, Inc. *	191,125	7,062,069
Myriad Genetics, Inc. *	415,639	8,699,324
Natera, Inc. *	531,866	46,001,090
Nektar Therapeutics *	904,086	641,901
Neumora Therapeutics, Inc. *(a)	72,316	1,274,931
NGM Biopharmaceuticals, Inc. *	184,783	280,870
Novavax, Inc. *(a)	557,888	2,755,967
Nurix Therapeutics, Inc. *	212,894	2,629,241
Nuvalent, Inc., Class A *	150,069	12,623,804
Nuvation Bio, Inc. *	672,711	1,257,970
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report113

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Omeros Corp. *(a)	299,759	1,348,916
OmniAb, Inc. *	444,645	2,596,727
Organogenesis Holdings, Inc. *	346,011	1,235,259
Pacific Biosciences of California, Inc. *	1,165,073	6,442,854
Pacira BioSciences, Inc. *	218,578	6,496,138
Perrigo Co. PLC	637,579	16,742,825
Phathom Pharmaceuticals, Inc. *	160,623	1,718,666
Phibro Animal Health Corp., Class A	93,225	1,205,399
Pliant Therapeutics, Inc. *	242,979	3,856,077
PMV Pharmaceuticals, Inc. *	175,520	324,712
Poseida Therapeutics, Inc. *	316,713	1,254,183
Precigen, Inc. *	609,222	938,202
Prelude Therapeutics, Inc. *	77,017	331,173
Prestige Consumer Healthcare, Inc. *	233,327	16,234,893
Prime Medicine, Inc. *(a)	169,841	1,465,728
ProKidney Corp. *(a)	138,286	225,406
Protagonist Therapeutics, Inc. *	271,993	8,263,147
Prothena Corp. PLC *	184,379	5,087,017
PTC Therapeutics, Inc. *	355,837	10,031,045
Quanterix Corp. *	162,932	3,903,851
RAPT Therapeutics, Inc. *	136,014	1,165,640
Recursion Pharmaceuticals, Inc., Class A *(a)	742,079	9,988,383
REGENXBIO, Inc. *	188,930	3,294,939
Relay Therapeutics, Inc. *	426,935	4,277,889
Replimune Group, Inc. *	242,335	2,079,234
Revance Therapeutics, Inc. *	418,378	2,987,219
REVOLUTION Medicines, Inc. *	608,319	17,933,244
Rhythm Pharmaceuticals, Inc. *	236,888	10,285,677
Rocket Pharmaceuticals, Inc. *	323,705	9,484,557
Sage Therapeutics, Inc. *	245,634	5,276,218
Sana Biotechnology, Inc. *	457,683	4,595,137
Sangamo Therapeutics, Inc. *	692,688	803,518
Scholar Rock Holding Corp. *	223,153	3,458,872
Scilex Holding Co. *(a)(b)	280,273	596,970
Seer, Inc. *	183,244	333,504
Seres Therapeutics, Inc. *(a)	465,665	530,858
SIGA Technologies, Inc.	187,602	977,406
Sotera Health Co. *	536,382	8,051,094
SpringWorks Therapeutics, Inc. *	294,920	14,527,759
Stoke Therapeutics, Inc. *	125,688	972,825
Summit Therapeutics, Inc. *(a)	591,906	2,687,253
Supernus Pharmaceuticals, Inc. *	257,297	7,641,721
Syndax Pharmaceuticals, Inc. *	361,072	8,463,528
Tango Therapeutics, Inc. *	227,410	2,531,073
Tarsus Pharmaceuticals, Inc. *	125,214	4,785,679
TG Therapeutics, Inc. *	669,185	11,523,366
Theravance Biopharma, Inc. *(a)	162,791	1,541,631
Third Harmonic Bio, Inc. *(a)	74,340	753,808
Travere Therapeutics, Inc. *	325,890	2,463,728
Twist Bioscience Corp. *	270,571	10,630,735
Tyra Biosciences, Inc. *(a)	70,660	1,412,493
Ultragenyx Pharmaceutical, Inc. *	386,350	19,982,022
uniQure NV *	210,876	1,212,537
Vanda Pharmaceuticals, Inc. *	276,560	1,236,223
Vaxcyte, Inc. *	459,788	33,941,550
Ventyx Biosciences, Inc. *(a)	219,866	1,556,651
Vera Therapeutics, Inc. *(a)	205,886	9,693,113
Veracyte, Inc. *	342,611	8,068,489
Vericel Corp. *	223,975	10,231,178
Verve Therapeutics, Inc. *	221,583	3,777,990
Viking Therapeutics, Inc. *	471,105	36,298,640
Vir Biotechnology, Inc. *	408,327	4,589,596
Viridian Therapeutics, Inc. *	259,028	4,846,414
Xencor, Inc. *	286,597	6,577,401
Y-mAbs Therapeutics, Inc. *	135,252	2,258,708
Zentalis Pharmaceuticals, Inc. *	266,578	3,974,678
SECURITY	NUMBER OF SHARES	VALUE ($)
Zura Bio Ltd. *(a)	130,899	481,708
		1,429,766,856

Real Estate Management & Development 0.6%
Anywhere Real Estate, Inc. *	515,336	3,231,157
Compass, Inc., Class A *	1,543,826	6,098,113
Cushman & Wakefield PLC *	791,500	7,907,085
DigitalBridge Group, Inc.	676,728	12,431,493
eXp World Holdings, Inc. (a)	362,063	4,743,025
Forestar Group, Inc. *	83,893	2,828,872
FRP Holdings, Inc. *	31,187	1,877,457
Howard Hughes Holdings, Inc. *	152,790	11,673,156
Kennedy-Wilson Holdings, Inc.	557,527	4,895,087
Marcus & Millichap, Inc.	111,116	4,076,846
Newmark Group, Inc., Class A	560,763	6,050,633
Offerpad Solutions, Inc. *(a)	43,853	370,119
Opendoor Technologies, Inc. *	2,725,569	8,394,753
RE/MAX Holdings, Inc., Class A	91,672	781,962
Redfin Corp. *	542,342	3,853,340
RMR Group, Inc., Class A	69,448	1,699,393
Seritage Growth Properties, Class A *	177,510	1,673,919
St. Joe Co.	167,804	9,039,601
Star Holdings *	54,890	677,892
Tejon Ranch Co. *	115,865	1,926,835
		94,230,738

Semiconductors & Semiconductor Equipment 2.6%
ACM Research, Inc., Class A *	220,054	6,804,070
Aehr Test Systems *	124,693	2,028,755
Allegro MicroSystems, Inc. *	334,703	10,539,797
Alpha & Omega Semiconductor Ltd. *	104,408	2,286,535
Ambarella, Inc. *	176,693	9,868,304
Amkor Technology, Inc.	487,020	15,107,360
Axcelis Technologies, Inc. *	153,903	17,340,251
CEVA, Inc. *	109,840	2,486,778
Cirrus Logic, Inc. *	253,980	23,320,444
Cohu, Inc. *	224,554	7,214,920
Credo Technology Group Holding Ltd. *	591,201	12,734,470
Diodes, Inc. *	215,682	14,662,062
FormFactor, Inc. *	366,193	15,757,285
Ichor Holdings Ltd. *	138,339	5,920,909
Impinj, Inc. *	106,970	11,683,263
indie Semiconductor, Inc., Class A *	608,901	3,769,097
Kulicke & Soffa Industries, Inc.	266,526	12,691,968
MACOM Technology Solutions Holdings, Inc. *	254,749	22,501,979
MaxLinear, Inc. *	347,997	6,765,062
MKS Instruments, Inc.	296,127	36,352,551
Navitas Semiconductor Corp. *	585,314	3,593,828
Onto Innovation, Inc. *	231,113	42,561,770
PDF Solutions, Inc. *	144,299	4,904,723
Photronics, Inc. *	294,281	8,472,350
Power Integrations, Inc.	268,109	19,159,069
Rambus, Inc. *	505,329	29,935,690
Rigetti Computing, Inc. *(a)	476,546	895,907
Semtech Corp. *	302,153	6,405,644
Silicon Laboratories, Inc. *	149,861	20,611,882
SiTime Corp. *	81,490	7,537,825
SkyWater Technology, Inc. *	87,655	1,013,292
SMART Global Holdings, Inc. *	242,982	5,168,227
Synaptics, Inc. *	184,124	18,430,812
Ultra Clean Holdings, Inc. *	210,648	9,099,994
Veeco Instruments, Inc. *	265,630	9,618,462
		427,245,335

See financial notes
114Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 7.5%
8x8, Inc. *	577,747	1,635,024
A10 Networks, Inc.	325,054	4,326,469
ACI Worldwide, Inc. *	512,081	16,852,586
Adeia, Inc.	505,515	5,732,540
Agilysys, Inc. *	95,168	7,404,070
Alarm.com Holdings, Inc. *	234,924	17,781,398
Alkami Technology, Inc. *	187,552	4,679,422
Altair Engineering, Inc., Class A *	257,558	21,913,035
Alteryx, Inc., Class A *	300,791	14,450,000
Amplitude, Inc., Class A *	337,324	4,000,663
Appfolio, Inc., Class A *	95,754	23,181,086
Appian Corp., Class A *	195,834	6,824,815
Applied Digital Corp. *(a)	293,729	1,218,975
Asana, Inc., Class A *	376,856	7,424,063
Aurora Innovation, Inc. *	3,720,546	9,450,187
AvePoint, Inc. *	438,629	3,509,032
BigCommerce Holdings, Inc. *	314,820	2,439,855
Blackbaud, Inc. *	202,222	13,989,718
BlackLine, Inc. *	240,041	13,617,526
Blend Labs, Inc., Class A *(a)	766,056	1,884,498
Box, Inc., Class A *	677,152	17,463,750
Braze, Inc., Class A *	234,044	13,317,104
C3.ai, Inc., Class A *(a)	442,900	16,374,013
CCC Intelligent Solutions Holdings, Inc. *	1,165,696	13,650,300
Cerence, Inc. *	188,231	2,804,642
Cipher Mining, Inc. *(a)	196,771	582,442
Cleanspark, Inc. *	719,000	12,021,680
Clear Secure, Inc., Class A	397,899	7,659,556
Clearwater Analytics Holdings, Inc., Class A *	597,554	10,289,880
CommVault Systems, Inc. *	206,416	19,756,075
Confluent, Inc., Class A *	1,032,759	34,979,547
Consensus Cloud Solutions, Inc. *	82,370	1,311,330
Couchbase, Inc. *	139,833	3,926,511
CS Disco, Inc. *	111,565	743,023
Digimarc Corp. *	67,139	2,353,893
Digital Turbine, Inc. *	422,076	1,337,981
DigitalOcean Holdings, Inc. *	239,592	9,085,329
Dolby Laboratories, Inc., Class A	280,492	22,719,852
Domo, Inc., Class B *	150,614	1,733,567
DoubleVerify Holdings, Inc. *	656,372	20,275,331
Dropbox, Inc., Class A *	1,203,932	28,834,171
DXC Technology Co. *	910,284	19,898,808
E2open Parent Holdings, Inc. *	805,956	3,409,194
Enfusion, Inc., Class A *	169,339	1,468,169
Envestnet, Inc. *	234,759	12,097,131
Everbridge, Inc. *	193,583	5,472,591
EverCommerce, Inc. *	96,113	940,946
Expensify, Inc., Class A *	192,136	399,643
Fastly, Inc., Class A *	567,358	8,067,831
Freshworks, Inc., Class A *	789,388	16,135,091
Gitlab, Inc., Class A *	406,504	29,317,068
Grid Dynamics Holdings, Inc. *	259,096	3,495,205
Hackett Group, Inc.	118,214	2,922,250
HashiCorp, Inc., Class A *	515,644	13,442,839
Informatica, Inc., Class A *	187,191	6,098,683
Instructure Holdings, Inc. *	86,821	1,989,937
Intapp, Inc. *	146,624	5,752,060
InterDigital, Inc.	120,968	12,945,995
Jamf Holding Corp. *	243,439	4,379,468
Kaltura, Inc. *(a)	347,550	462,242
Klaviyo, Inc., Class A *(a)	111,342	2,950,563
Kyndryl Holdings, Inc. *	1,081,249	23,755,041
LivePerson, Inc. *	349,312	443,626
LiveRamp Holdings, Inc. *	308,875	10,804,447
SECURITY	NUMBER OF SHARES	VALUE ($)
Marathon Digital Holdings, Inc. *	1,048,945	27,167,675
Matterport, Inc. *	1,108,608	2,350,249
MeridianLink, Inc. *	95,539	1,811,419
MicroStrategy, Inc., Class A *	59,086	60,435,524
Model N, Inc. *	164,361	4,036,706
N-able, Inc. *	329,560	4,439,173
nCino, Inc. *	287,722	8,585,624
NCR Voyix Corp. *	632,089	9,234,820
NextNav, Inc. *(a)	196,741	842,051
Nutanix, Inc., Class A *	1,145,497	72,349,591
Olo, Inc., Class A *	518,731	3,019,014
ON24, Inc.	178,436	1,252,621
OneSpan, Inc. *	157,695	1,515,449
PagerDuty, Inc. *	437,413	10,567,898
Pegasystems, Inc.	200,890	13,065,886
Perficient, Inc. *	163,199	10,586,719
PowerSchool Holdings, Inc., Class A *	270,702	5,654,965
Progress Software Corp.	204,732	10,924,500
PROS Holdings, Inc. *	200,183	7,156,542
Q2 Holdings, Inc. *	276,370	12,776,585
Qualys, Inc. *	173,199	29,765,980
Rackspace Technology, Inc. *	322,171	679,781
Rapid7, Inc. *	288,818	16,918,958
RingCentral, Inc., Class A *	394,891	13,197,257
Riot Platforms, Inc. *	971,036	13,711,028
Rubicon Technologies, Inc. *	93,744	66,558
Samsara, Inc., Class A *	768,305	26,544,938
SEMrush Holdings, Inc., Class A *(a)	138,439	1,727,719
SentinelOne, Inc., Class A *	1,139,056	32,087,208
Smartsheet, Inc., Class A *	635,102	26,807,655
SolarWinds Corp. *	242,803	2,899,068
SoundHound AI, Inc., Class A *(a)	959,546	7,119,831
Sprinklr, Inc., Class A *	499,402	6,507,208
Sprout Social, Inc., Class A *	229,891	14,211,862
SPS Commerce, Inc. *	172,656	31,968,985
Squarespace, Inc., Class A *	241,673	8,042,877
Telos Corp. *	248,270	911,151
Tenable Holdings, Inc. *	550,630	26,518,341
Teradata Corp. *	459,916	17,302,040
Thoughtworks Holding, Inc. *	429,377	1,339,656
Tucows, Inc., Class A *(a)	46,485	878,567
Unisys Corp. *	319,008	1,655,652
Varonis Systems, Inc. *	513,320	26,076,656
Verint Systems, Inc. *	302,932	9,575,681
Vertex, Inc., Class A *	211,711	7,109,255
Weave Communications, Inc. *	141,711	1,775,639
Workiva, Inc. *	224,056	19,295,703
Xperi, Inc. *	206,439	2,262,571
Yext, Inc. *	486,162	2,878,079
Zeta Global Holdings Corp., Class A *	714,497	7,502,219
Zuora, Inc., Class A *	619,669	5,006,926
		1,240,301,827

Technology Hardware & Equipment 3.5%
908 Devices, Inc. *	115,580	849,513
ADTRAN Holdings, Inc.	330,308	1,879,453
Advanced Energy Industries, Inc.	175,360	17,746,432
Aeva Technologies, Inc. *	412,494	416,619
Arlo Technologies, Inc. *	447,331	4,656,716
Avnet, Inc.	425,445	19,821,483
Badger Meter, Inc.	137,921	21,886,683
Bel Fuse, Inc., Class A	7,974	474,453
Bel Fuse, Inc., Class B	46,501	2,416,657
Belden, Inc.	196,154	16,708,398
Benchmark Electronics, Inc.	168,865	5,185,844
Calix, Inc. *	276,688	9,648,111
Clearfield, Inc. *	61,626	1,859,256
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report115

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Coherent Corp. *	619,826	36,867,250
CommScope Holding Co., Inc. *	988,009	1,151,030
Comtech Telecommunications Corp. *	129,633	876,319
Corsair Gaming, Inc. *	202,210	2,618,620
Crane NXT Co.	227,610	13,296,976
CTS Corp.	146,127	6,511,419
Diebold Nixdorf, Inc. *	177,853	5,862,035
Digi International, Inc. *	170,478	5,039,330
ePlus, Inc. *	126,780	10,445,404
Evolv Technologies Holdings, Inc. *	365,620	1,744,007
Extreme Networks, Inc. *	613,049	7,748,939
Fabrinet *	171,143	36,893,297
FARO Technologies, Inc. *	87,478	1,958,632
Harmonic, Inc. *	527,697	6,928,662
Infinera Corp. *	946,123	4,749,537
Insight Enterprises, Inc. *	130,145	24,467,260
IonQ, Inc. *(a)	807,836	8,369,181
IPG Photonics Corp. *	139,456	12,042,026
Itron, Inc. *	214,179	19,850,110
Kimball Electronics, Inc. *	118,791	2,673,985
Knowles Corp. *	422,383	6,901,738
Lightwave Logic, Inc. *(a)	543,206	2,286,897
Littelfuse, Inc.	116,984	27,870,268
Lumentum Holdings, Inc. *	315,303	15,282,736
Methode Electronics, Inc.	167,818	3,574,523
MicroVision, Inc. *(a)	887,750	2,095,090
Mirion Technologies, Inc. *	853,225	8,344,540
Napco Security Technologies, Inc.	137,158	6,176,225
NETGEAR, Inc. *	141,745	2,124,758
NetScout Systems, Inc. *	332,712	7,203,215
nLight, Inc. *	221,821	2,934,692
Novanta, Inc. *	168,500	29,140,390
OSI Systems, Inc. *	73,694	9,667,179
Ouster, Inc. *(a)	166,028	901,532
PAR Technology Corp. *	131,374	5,756,809
PC Connection, Inc.	53,736	3,566,996
Plexus Corp. *	129,730	12,246,512
Presto Automation, Inc. *(a)	121,211	37,975
Ribbon Communications, Inc. *	405,256	1,211,715
Rogers Corp. *	78,780	8,828,875
Sanmina Corp. *	269,533	17,034,486
ScanSource, Inc. *	118,026	5,102,264
SmartRent, Inc. *	854,464	2,477,946
TTM Technologies, Inc. *	478,830	7,110,625
Viasat, Inc. *	350,919	6,867,485
Viavi Solutions, Inc. *	1,045,972	9,989,033
Vishay Intertechnology, Inc.	594,578	12,932,071
Vontier Corp.	725,529	31,197,747
Xerox Holdings Corp.	532,311	9,927,600
		572,435,559

Telecommunication Services 0.6%
Anterix, Inc. *	88,502	3,513,529
ATN International, Inc.	49,123	1,647,585
Bandwidth, Inc., Class A *	105,618	2,169,394
Charge Enterprises, Inc. *	596,932	8,775
Cogent Communications Holdings, Inc.	203,671	16,479,021
Consolidated Communications Holdings, Inc. *	359,421	1,549,104
Frontier Communications Parent, Inc. *	1,041,467	24,661,939
Globalstar, Inc. *	3,429,964	5,350,744
Gogo, Inc. *	287,113	2,342,842
IDT Corp., Class B *	93,389	3,475,005
Iridium Communications, Inc.	582,667	16,868,210
Liberty Latin America Ltd., Class C *	766,446	4,997,228
SECURITY	NUMBER OF SHARES	VALUE ($)
Lumen Technologies, Inc. *	4,769,453	7,726,514
Shenandoah Telecommunications Co.	237,199	4,426,133
Telephone & Data Systems, Inc.	464,988	7,114,316
U.S. Cellular Corp. *	65,666	2,291,087
		104,621,426

Transportation 1.7%
Air Transport Services Group, Inc. *	238,500	2,878,695
Allegiant Travel Co.	70,699	5,145,473
ArcBest Corp.	111,362	15,909,175
Daseke, Inc. *	199,652	1,647,129
Forward Air Corp.	121,838	4,523,845
Frontier Group Holdings, Inc. *	191,993	1,332,431
GXO Logistics, Inc. *	560,634	29,018,416
Hawaiian Holdings, Inc. *	245,041	3,457,529
Heartland Express, Inc.	213,747	2,731,687
Hub Group, Inc., Class A *	293,933	12,500,970
JetBlue Airways Corp. *	1,566,306	10,149,663
Joby Aviation, Inc. *(a)	1,730,655	9,726,281
Kirby Corp. *	277,743	24,363,616
Landstar System, Inc.	169,361	32,212,462
Lyft, Inc., Class A *	1,625,796	25,817,640
Marten Transport Ltd.	273,136	5,148,614
Matson, Inc.	164,097	18,222,972
RXO, Inc. *	548,942	11,813,232
Ryder System, Inc.	208,912	23,836,859
Schneider National, Inc., Class B	175,134	4,124,406
SkyWest, Inc. *	192,984	12,393,432
Spirit Airlines, Inc. (a)	508,266	3,278,316
Sun Country Airlines Holdings, Inc. *	182,837	2,742,555
Universal Logistics Holdings, Inc.	30,373	1,027,519
Werner Enterprises, Inc.	297,550	11,943,657
		275,946,574

Utilities 2.0%
ALLETE, Inc.	270,595	15,326,501
Altus Power, Inc. *	281,745	1,918,684
American States Water Co.	173,542	12,392,634
Avista Corp.	363,012	12,051,998
Black Hills Corp.	319,648	16,631,285
California Water Service Group	270,984	12,435,456
Chesapeake Utilities Corp.	102,294	10,437,057
Clearway Energy, Inc., Class C	537,441	11,716,214
Hawaiian Electric Industries, Inc.	517,396	6,301,883
IDACORP, Inc.	238,564	21,019,874
MGE Energy, Inc.	169,697	10,723,153
Middlesex Water Co.	83,894	4,269,366
Montauk Renewables, Inc. *	306,073	1,738,495
National Fuel Gas Co.	432,771	21,093,259
New Jersey Resources Corp.	459,971	19,139,393
Northwest Natural Holding Co.	173,103	6,359,804
Northwestern Energy Group, Inc.	287,525	13,778,198
ONE Gas, Inc.	261,236	15,569,666
Ormat Technologies, Inc.	252,679	16,462,037
Otter Tail Corp.	196,470	17,772,676
PNM Resources, Inc.	404,314	14,761,504
Portland General Electric Co.	476,577	19,144,098
SJW Group	136,756	7,529,785
Southwest Gas Holdings, Inc.	282,371	19,243,584
Spire, Inc.	248,169	14,721,385
Sunnova Energy International, Inc. *	499,323	3,635,071
Unitil Corp.	76,333	3,889,930
See financial notes
116Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
York Water Co.	66,172	2,342,489
		332,405,479
Total Common Stocks (Cost $14,917,454,401)		16,474,461,243

SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)	15,386,226	15,386,226
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)(d)	246,477,472	246,477,472
		261,863,698
Total Short-Term Investments (Cost $261,863,698)		261,863,698
Total Investments in Securities (Cost $15,179,318,099)		16,736,324,941

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/15/24	213	21,910,245	86,575

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $239,191,312.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,259,247,223	$—	$—	$13,259,247,223
Equity Real Estate Investment Trusts (REITs)	853,307,426	—	41,796	853,349,222
Health Care Equipment & Services	932,097,942	—	0 *	932,097,942
Pharmaceuticals, Biotechnology & Life Sciences	1,429,169,886	—	596,970	1,429,766,856
Short-Term Investments[1]	261,863,698	—	—	261,863,698
Futures Contracts[2]	86,575	—	—	86,575
Total	$16,735,772,750	$—	$638,766	$16,736,411,516

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report117

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $15,179,318,099) including securities on loan of $239,191,312		$16,736,324,941
Deposit with broker for futures contracts		1,852,500
Receivables:
Investments sold		16,131,501
Dividends		13,728,050
Income from securities on loan		879,734
Variation margin on future contracts	+	170,104
Total assets		16,769,086,830

Liabilities
Collateral held for securities on loan		246,477,472
Payables:
Investments bought		24,663,213
Management fees	+	503,439
Total liabilities		271,644,124
Net assets		$16,497,442,706

Net Assets by Source
Capital received from investors		$16,068,728,720
Total distributable earnings	+	428,713,986
Net assets		$16,497,442,706

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,497,442,706		345,650,000		$47.73

See financial notes
118Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $73,954)		$116,578,314
Interest received from securities - unaffiliated		70,803
Securities on loan, net	+	5,430,673
Total investment income		122,079,790

Expenses
Management fees		2,893,611
Total expenses	–	2,893,611
Net investment income		119,186,179

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(568,324,201)
Net realized gains on sales of in-kind redemptions - unaffiliated		675,988,795
Net realized losses on futures contracts	+	(1,065,775)
Net realized gains		106,598,819
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		1,112,612,358
Net change in unrealized appreciation (depreciation) on futures contracts	+	(143,184)
Net change in unrealized appreciation (depreciation)	+	1,112,469,174
Net realized and unrealized gains		1,219,067,993
Increase in net assets resulting from operations		$1,338,254,172
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report119

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$119,186,179	$213,947,990
Net realized gains		106,598,819	428,404,944
Net change in unrealized appreciation (depreciation)	+	1,112,469,174	218,241,988
Increase in net assets resulting from operations		$1,338,254,172	$860,594,922

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($127,981,205 )	($203,432,945 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		52,250,000	$2,267,243,477	53,700,000	$2,230,857,833
Shares redeemed	+	(34,050,000)	(1,461,046,870)	(47,950,000)	(1,945,638,825)
Net transactions in fund shares		18,200,000	$806,196,607	5,750,000	$285,219,008

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		327,450,000	$14,480,973,132	321,700,000	$13,538,592,147
Total increase	+	18,200,000	2,016,469,574	5,750,000	942,380,985
End of period		345,650,000	$16,497,442,706	327,450,000	$14,480,973,132
See financial notes
120Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19
Per-Share Data
Net asset value at beginning of period	$74.54	$72.38	$77.66	$57.31	$53.30	$52.71
Income (loss) from investment operations:
Net investment income (loss)[1]	1.38	2.74	2.53	2.27	1.87	1.66
Net realized and unrealized gains (losses)	3.15	2.02	(5.38)	20.27	3.98	0.48
Total from investment operations	4.53	4.76	(2.85)	22.54	5.85	2.14
Less distributions:
Distributions from net investment income	(1.40)	(2.60)	(2.43)	(2.19)	(1.84)	(1.55)
Net asset value at end of period	$77.67	$74.54	$72.38	$77.66	$57.31	$53.30
Total return	6.22%[2]	6.75%	(3.74%)	40.15%	11.46%	4.18%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3]	0.06%[4]	0.06%[4]	0.06%	0.06%	0.06%[5]
Net investment income (loss)	3.79%[3]	3.74%	3.31%	3.27%	3.48%	3.23%
Portfolio turnover rate[6]	6%[2]	28%	14%	46%	43%	24%
Net assets, end of period (x 1,000,000)	$53,498	$49,611	$37,095	$27,955	$12,694	$9,821

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended August 31, 2019, is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report121

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.5%
Ford Motor Co.	62,688,660	779,846,930

Banks 6.2%
1st Source Corp.	272,661	13,573,065
Bank of Hawaii Corp.	631,540	38,069,231
Bank OZK	1,677,771	73,486,370
Banner Corp.	545,190	23,901,130
Cathay General Bancorp	1,154,771	45,093,807
Central Pacific Financial Corp.	427,870	7,984,054
City Holding Co.	238,177	23,932,025
Comerica, Inc.	2,102,627	103,827,721
CVB Financial Corp.	2,106,035	35,844,716
Fifth Third Bancorp	10,857,276	372,838,858
First Commonwealth Financial Corp.	1,631,265	21,255,383
Hanmi Financial Corp.	482,373	7,288,656
Heritage Financial Corp.	554,550	10,175,992
Huntington Bancshares, Inc.	23,087,534	301,061,443
International Bancshares Corp.	851,910	44,205,610
KeyCorp	14,924,679	212,975,169
M&T Bank Corp.	2,645,298	369,653,942
Northwest Bancshares, Inc.	2,025,782	23,215,462
OFG Bancorp	749,937	27,162,718
Premier Financial Corp.	565,357	10,956,619
Regions Financial Corp.	14,963,109	278,762,721
S&T Bancorp, Inc.	610,104	19,029,144
Synovus Financial Corp.	2,330,515	88,419,739
U.S. Bancorp	24,826,956	1,041,739,074
Zions Bancorp NA	2,361,742	93,123,487
		3,287,576,136

Capital Goods 8.7%
3M Co.	8,801,909	810,831,857
Fastenal Co.	9,110,321	665,144,536
Illinois Tool Works, Inc.	4,387,861	1,150,277,761
Lockheed Martin Corp.	3,573,907	1,530,489,934
MSC Industrial Direct Co., Inc., Class A	755,960	76,306,603
Snap-on, Inc.	843,797	232,601,081
Watsco, Inc.	535,050	210,873,906
		4,676,525,678

Commercial & Professional Services 4.6%
Automatic Data Processing, Inc.	6,569,426	1,649,779,951
Ennis, Inc.	408,986	8,310,596
Kforce, Inc.	302,052	21,034,901
Paychex, Inc.	5,116,754	627,416,375
Robert Half, Inc.	1,708,684	137,378,194
		2,443,920,017

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 5.6%
Advance Auto Parts, Inc.	948,656	64,072,226
Best Buy Co., Inc.	3,097,215	250,502,749
Buckle, Inc.	473,861	19,399,870
Guess?, Inc.	430,834	10,934,567
Home Depot, Inc.	6,351,418	2,417,413,205
Williams-Sonoma, Inc.	1,024,062	241,197,323
		3,003,519,940

Consumer Durables & Apparel 0.5%
Carter's, Inc.	594,168	48,097,900
Ethan Allen Interiors, Inc.	368,032	12,303,310
Leggett & Platt, Inc.	2,122,555	43,342,573
MDC Holdings, Inc.	952,126	59,698,300
Sturm Ruger & Co., Inc.	280,401	12,146,971
Whirlpool Corp.	874,649	93,928,556
		269,517,610

Consumer Services 1.0%
Cracker Barrel Old Country Store, Inc.	353,530	23,378,939
Darden Restaurants, Inc.	1,927,396	329,025,771
H&R Block, Inc.	2,425,836	118,744,672
Wendy's Co.	2,709,783	49,074,170
		520,223,552

Energy 9.3%
Chevron Corp.	13,726,760	2,086,604,788
Coterra Energy, Inc.	12,078,136	311,374,346
EOG Resources, Inc.	9,284,571	1,062,711,997
ONEOK, Inc.	9,287,943	697,710,278
Valero Energy Corp.	5,630,957	796,555,177
		4,954,956,586

Financial Services 8.1%
Artisan Partners Asset Management, Inc., Class A	1,090,424	46,964,562
BlackRock, Inc.	2,237,896	1,815,694,541
Blackstone, Inc.	11,317,480	1,446,600,294
Cohen & Steers, Inc.	407,967	30,005,973
Federal Agricultural Mortgage Corp., Class C	148,588	26,577,935
Janus Henderson Group PLC	2,112,679	65,831,078
Lazard, Inc., Class A	1,800,714	69,399,517
Northern Trust Corp.	3,300,824	271,096,675
Radian Group, Inc.	2,506,818	73,048,676
T Rowe Price Group, Inc.	3,576,541	405,400,922
Western Union Co.	5,972,287	80,088,369
		4,330,708,542

See financial notes
122Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 10.5%
Altria Group, Inc.	28,297,465	1,157,649,293
Coca-Cola Co.	33,924,409	2,036,143,028
Kellanova	4,203,406	231,817,841
PepsiCo, Inc.	11,817,521	1,953,908,922
Tyson Foods, Inc., Class A	4,553,300	246,970,992
		5,626,490,076

Household & Personal Products 1.2%
Kimberly-Clark Corp.	5,392,600	653,421,342

Insurance 2.1%
Allstate Corp.	4,170,980	665,354,730
Fidelity National Financial, Inc.	4,123,306	208,556,817
First American Financial Corp.	1,642,270	95,924,991
Stewart Information Services Corp.	435,167	27,406,818
Unum Group	2,932,210	144,997,784
		1,142,241,140

Materials 3.2%
Amcor PLC	23,464,601	212,589,285
Huntsman Corp.	2,641,741	67,628,570
International Paper Co.	5,517,272	195,090,738
LyondellBasell Industries NV, Class A	4,083,948	409,538,305
Newmont Corp.	18,376,247	574,257,719
Packaging Corp. of America	1,433,756	259,782,250
		1,718,886,867

Media & Entertainment 0.5%
Interpublic Group of Cos., Inc.	6,138,850	192,759,890
Paramount Global, Class B	7,683,859	84,829,803
		277,589,693

Pharmaceuticals, Biotechnology & Life Sciences 16.4%
AbbVie, Inc.	14,262,948	2,510,991,995
Amgen, Inc.	7,409,663	2,028,988,019
Merck & Co., Inc.	19,533,450	2,483,678,168
Pfizer, Inc.	65,672,166	1,744,252,729
		8,767,910,911

Semiconductors & Semiconductor Equipment 9.1%
Broadcom, Inc.	2,099,650	2,730,573,828
Texas Instruments, Inc.	12,894,375	2,157,615,769
		4,888,189,597

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 3.7%
Cisco Systems, Inc.	41,111,728	1,988,574,283

Telecommunication Services 3.9%
Verizon Communications, Inc.	52,315,107	2,093,650,582

Transportation 3.2%
United Parcel Service, Inc., Class B	11,533,167	1,709,907,340

Utilities 0.4%
Clearway Energy, Inc., Class A	547,613	11,094,640
NRG Energy, Inc.	3,655,772	202,237,307
		213,331,947
Total Common Stocks (Cost $48,687,574,010)		53,346,988,769

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (a)	30,857,930	30,857,930
Total Short-Term Investments (Cost $30,857,930)		30,857,930
Total Investments in Securities (Cost $48,718,431,940)		53,377,846,699

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 03/15/24	604	117,909,860	722,845
S&P 400 Mid-Cap Index, e-mini, expires 03/15/24	102	29,504,520	350,471
			1,073,316

(a)	The rate shown is the annualized 7-day yield.

CBOT —	Chicago Board of Trade
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report123

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$53,346,988,769	$—	$—	$53,346,988,769
Short-Term Investments[1]	30,857,930	—	—	30,857,930
Futures Contracts[2]	1,073,316	—	—	1,073,316
Total	$53,378,920,015	$—	$—	$53,378,920,015

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
124Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $48,718,431,940)		$53,377,846,699
Deposit with broker for futures contracts		9,712,000
Receivables:
Dividends		176,163,771
Fund shares sold		50,461,344
Variation margin on future contracts	+	403,432
Total assets		53,614,587,246

Liabilities
Payables:
Investments bought		114,431,432
Management fees	+	2,515,714
Total liabilities		116,947,146
Net assets		$53,497,640,100

Net Assets by Source
Capital received from investors		$50,803,131,203
Total distributable earnings	+	2,694,508,897
Net assets		$53,497,640,100

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$53,497,640,100		688,800,000		$77.67

See financial notes
Schwab U.S. Equity ETFs | Semiannual Report125

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $32,787)		$948,704,690
Interest received from securities - unaffiliated		241,239
Securities on loan, net	+	20,930
Total investment income		948,966,859

Expenses
Management fees		14,858,470
Total expenses	–	14,858,470
Net investment income		934,108,389

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(236,892,642)
Net realized gains on sales of in-kind redemptions - unaffiliated		350,295,525
Net realized gains on futures contracts	+	7,521,480
Net realized gains		120,924,363
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		2,071,277,460
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,917,675
Net change in unrealized appreciation (depreciation)	+	2,073,195,135
Net realized and unrealized gains		2,194,119,498
Increase in net assets resulting from operations		$3,128,227,887
See financial notes
126Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		9/1/22-8/31/23
Net investment income		$934,108,389	$1,670,280,849
Net realized gains (losses)		120,924,363	(821,924,036)
Net change in unrealized appreciation (depreciation)	+	2,073,195,135	1,886,026,597
Increase in net assets resulting from operations		$3,128,227,887	$2,734,383,410

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($939,877,990 )	($1,545,094,465 )

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		45,750,000	$3,371,079,023	183,450,000	$13,551,421,768
Shares redeemed	+	(22,550,000)	(1,672,293,230)	(30,350,000)	(2,224,717,829)
Net transactions in fund shares		23,200,000	$1,698,785,793	153,100,000	$11,326,703,939

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		665,600,000	$49,610,504,410	512,500,000	$37,094,511,526
Total increase	+	23,200,000	3,887,135,690	153,100,000	12,515,992,884
End of period		688,800,000	$53,497,640,100	665,600,000	$49,610,504,410
See financial notes
Schwab U.S. Equity ETFs | Semiannual Report127

Schwab U.S. Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. TIPS ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF	Schwab High Yield Bond ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
128Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Schwab U.S. Equity ETFs | Semiannual Report129

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of February 29, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 29, 2024, Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF and Schwab U.S. Small-Cap ETF had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 29, 2024 are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
130Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index, which may include real estate investment trusts, during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses,
Schwab U.S. Equity ETFs | Semiannual Report131

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
the funds’ performance may be below that of their respective index. Errors relating to an index may occur from time to time and may not be identified by the index provided for a period of time.  In addition, market disruptions could cause delays in an index’s rebalancing schedule.  Such errors and/or market disruptions may result in losses for a fund.
Schwab U.S. Dividend Equity ETF primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach, they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, market risk, liquidity risk and leverage risk are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than
132Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on a fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. BROAD MARKET ETF	SCHWAB 1000 INDEX ETF	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHWAB U.S. LARGE-CAP VALUE ETF	SCHWAB U.S. MID-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.04%	0.04%	0.06%
Schwab U.S. Equity ETFs | Semiannual Report133

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 29, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	0.0%*
Schwab Monthly Income Fund - Target Payout	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %
Schwab Target 2015 Index Fund	0.1%	0.0%*	— %
Schwab Target 2020 Index Fund	0.2%	0.0%*	— %
Schwab Target 2025 Index Fund	0.4%	0.1%	— %
Schwab Target 2030 Index Fund	1.0%	0.2%	— %
Schwab Target 2035 Index Fund	0.8%	0.2%	— %
Schwab Target 2040 Index Fund	1.1%	0.3%	— %
Schwab Target 2045 Index Fund	0.7%	0.2%	— %
Schwab Target 2050 Index Fund	1.0%	0.3%	— %
Schwab Target 2055 Index Fund	0.7%	0.2%	— %
Schwab Target 2060 Index Fund	0.8%	0.2%	— %
Schwab Target 2065 Index Fund	0.1%	0.0%*	— %
Schwab VIT Balanced Portfolio	0.1%	0.0%*	— %
Schwab VIT Balanced with Growth Portfolio	0.1%	0.0%*	— %
Schwab VIT Growth Portfolio	0.2%	0.1%	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers.  For the period ended February 29, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab U.S. Broad Market ETF	$36,426,324	$50,106,974	($28,766,998 )
Schwab 1000 Index ETF	18,134,497	13,863,243	(7,798,065)
Schwab U.S. Large-Cap ETF	158,119,848	175,738,837	(151,965,250)
Schwab U.S. Large-Cap Growth ETF	277,702,089	277,226,689	(42,386,310)
Schwab U.S. Large-Cap Value ETF	213,231,539	237,407,072	(11,933,681)
Schwab U.S. Mid-Cap ETF	79,009,256	219,135,648	(135,176,234)
Schwab U.S. Small-Cap ETF	258,739,494	383,381,536	(99,884,378)
Schwab U.S. Dividend Equity ETF	60,547,089	104,063,861	(20,820,116)

134Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
Schwab U.S. Equity ETFs | Semiannual Report135

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

8. Derivatives (continued):
As of February 29, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab U.S. Broad Market ETF
Futures Contracts[1]	$934,020	$934,020
Schwab 1000 Index ETF
Futures Contracts[1]	58,858	58,858
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	2,029,010	2,029,010
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	316,674	316,674
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	719,913	719,913
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	141,420	141,420
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	86,575	86,575
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	1,073,316	1,073,316

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended February 29, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab U.S. Broad Market ETF
Futures Contracts[1]	$3,358,845	$3,358,845
Schwab 1000 Index ETF
Futures Contracts[1]	429,181	429,181
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	3,331,439	3,331,439
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	3,781,481	3,781,481
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	264,484	264,484
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	(17,461)	(17,461)
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	(1,065,775)	(1,065,775)
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	7,521,480	7,521,480

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

136Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

8. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab U.S. Broad Market ETF
Futures Contracts[1]	$758,044	$758,044
Schwab 1000 Index ETF
Futures Contracts[1]	34,631	34,631
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	1,748,636	1,748,636
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	(326,112)	(326,112)
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	674,806	674,806
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	129,920	129,920
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	(143,184)	(143,184)
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	1,917,675	1,917,675

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended February 29, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. Broad Market ETF	$34,825,811	150
Schwab 1000 Index ETF	4,332,338	19
Schwab U.S. Large-Cap ETF	51,633,139	222
Schwab U.S. Large-Cap Growth ETF	16,715,908	104
Schwab U.S. Large-Cap Value ETF	20,334,155	223
Schwab U.S. Mid-Cap ETF	14,745,154	57
Schwab U.S. Small-Cap ETF	28,318,933	299
Schwab U.S. Dividend Equity ETF	128,090,799	661

9. Purchases and Sales of Investment Securities:
For the period ended February 29, 2024, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$537,790,341	$406,102,260
Schwab 1000 Index ETF	90,195,722	74,932,818
Schwab U.S. Large-Cap ETF	867,203,649	719,629,262
Schwab U.S. Large-Cap Growth ETF	816,374,393	705,747,088
Schwab U.S. Large-Cap Value ETF	458,543,129	417,413,683
Schwab U.S. Mid-Cap ETF	1,289,857,648	1,225,556,801
Schwab U.S. Small-Cap ETF	1,503,369,189	1,305,490,694
Schwab U.S. Dividend Equity ETF	3,212,987,294	3,215,472,514
Schwab U.S. Equity ETFs | Semiannual Report137

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

 10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 29, 2024, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$562,460,042	$109,050,480
Schwab 1000 Index ETF	238,651,063	209,464,324
Schwab U.S. Large-Cap ETF	1,204,245,377	1,048,971,317
Schwab U.S. Large-Cap Growth ETF	2,578,905,277	269,992,688
Schwab U.S. Large-Cap Value ETF	326,578,658	321,931,099
Schwab U.S. Mid-Cap ETF	920,638,289	643,703,051
Schwab U.S. Small-Cap ETF	2,207,675,691	1,424,057,312
Schwab U.S. Dividend Equity ETF	3,082,132,673	1,388,708,649
For the period ended February 29, 2024, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 29, 2024 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes:
As of February 29, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. Broad Market ETF	$15,644,202,715	$12,300,445,499	($938,305,938 )	$11,362,139,561
Schwab 1000 Index ETF	2,418,492,488	1,054,594,439	(101,141,091)	953,453,348
Schwab U.S. Large-Cap ETF	23,815,421,075	16,005,192,495	(1,037,659,416)	14,967,533,079
Schwab U.S. Large-Cap Growth ETF	14,771,271,168	11,778,101,802	(420,797,401)	11,357,304,401
Schwab U.S. Large-Cap Value ETF	8,427,017,552	2,620,754,359	(434,981,653)	2,185,772,706
Schwab U.S. Mid-Cap ETF	9,056,594,999	2,827,141,781	(677,412,160)	2,149,729,621
Schwab U.S. Small-Cap ETF	15,532,355,768	3,610,525,101	(2,406,469,353)	1,204,055,748
Schwab U.S. Dividend Equity ETF	49,125,228,258	7,155,016,646	(2,901,324,889)	4,253,691,757

138Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2023, the funds had capital loss carryforwards available as follows:

Schwab U.S. Broad Market ETF	$380,594,527
Schwab 1000 Index ETF	57,703,361
Schwab U.S. Large-Cap ETF	726,296,280
Schwab U.S. Large-Cap Growth ETF	761,797,929
Schwab U.S. Large-Cap Value ETF	510,288,346
Schwab U.S. Mid-Cap ETF	931,787,074
Schwab U.S. Small-Cap ETF	1,019,801,165
Schwab U.S. Dividend Equity ETF	2,107,512,084
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 29, 2024.  The tax-basis components of distributions paid during the fiscal year ended August 31, 2023 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab U.S. Broad Market ETF	$337,594,345
Schwab 1000 Index ETF	38,671,065
Schwab U.S. Large-Cap ETF	491,587,390
Schwab U.S. Large-Cap Growth ETF	83,274,425
Schwab U.S. Large-Cap Value ETF	245,578,070
Schwab U.S. Mid-Cap ETF	160,033,135
Schwab U.S. Small-Cap ETF	203,432,945
Schwab U.S. Dividend Equity ETF	1,545,094,465
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2023, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab U.S. Equity ETFs | Semiannual Report139

Schwab U.S. Equity ETFs
Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2023 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2022, through May 31, 2023, which included individual fund liquidity risk metrics. The report summarized the operation of the program and the information and factors considered by the investment adviser in assessing whether the program has been adequately and effectively implemented with respect to a fund. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
140Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
Schwab U.S. Equity ETFs | Semiannual Report141

Schwab U.S. Equity ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

142Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab U.S. Equity ETFs | Semiannual Report143

Schwab U.S. Equity ETFs
Glossary

ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid The highest price at which someone is willing to buy a security.
cap, capitalization See “market cap.”
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which includes the largest 2,500 publicly traded U.S. companies and is designed to measure the performance of large- and small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
Dow Jones U.S. Dividend 100 Index An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, which includes the 2,500 largest U.S. stocks based on full market capitalization and excludes real estate investment trusts (REITs). It is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index An index, which is a subset of the Dow Jones U.S. Total Stock Market Index, that is designed to measure the performance of large-cap U.S. equity securities that are classified as “growth” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Value Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities that are classified as “value” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Mid-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of mid-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity The ability to convert a security or asset quickly into cash.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
144Schwab U.S. Equity ETFs | Semiannual Report

Schwab U.S. Equity ETFs
median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market The market that deals with the issuance of new securities.
rights and warrants Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
SEC yield A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
Schwab U.S. Equity ETFs | Semiannual Report145

Notes

Schwab U.S. Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Schwab High Yield Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2024 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab U.S. Equity ETFs
Active semi-transparent (also referred to as non-transparent) ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

This page is intentionally left blank.

MFR54789-14
00297768

Semiannual Report | February 29, 2024
Schwab High Yield Bond ETF

    Ticker Symbol SCYB

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
Schwab High Yield Bond ETF | Semiannual Report1

Schwab High Yield Bond ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 29, 2024
Schwab High Yield Bond ETF (Ticker Symbol: SCYB)
Market Price Return[1]	5.81%
NAV Return[1]	5.73%
Bloomberg US Aggregate Bond Index[2]	2.35%
ICE BofA US Cash Pay High Yield Constrained Index	6.11%
ETF Category: Morningstar High Yield Bond[3]	5.69%
Performance Details	pages 4-5
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
“ICE®” is a registered trademark of ICE Data Indices, LLC or its affiliates and “BofA®” is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA US Cash Pay High Yield Constrained Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab High Yield Bond ETF. The Schwab High Yield Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab High Yield Bond ETF.
1
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the ICE BofA US Cash Pay High Yield Constrained Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
2Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Fund Management

Matthew Hastings, CFA, Managing Director and Head of Bond Strategies for Schwab Asset Management, is
responsible for the day-to-day co-management of the fund. Mr. Hastings leads the portfolio management team for the Schwab Taxable Bond Funds and Schwab Fixed-Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Ryan Hook, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2022, Mr. Hook spent nearly two years as a portfolio strategist at Capital Group, where he was responsible for managing high yield institutional mandates. Prior to that, he spent 14 years at Goldman Sachs working mainly in high yield portfolio construction and trading, as well as product management.

Steven Hung, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. He is primarily responsible for the management and oversight of corporate bonds, within the taxable bond strategies, with additional responsibility for managing municipal bond index strategies. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined
Charles Schwab & Co.’s management training program and worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Schwab High Yield Bond ETF | Semiannual Report3

Schwab High Yield Bond ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	Since Inception*
Fund: Schwab High Yield Bond ETF (7/11/23)
Market Price Return[2]	5.81%	7.97%
NAV Return[2]	5.73%	7.89%
Bloomberg US Aggregate Bond Index[3]	2.35%	2.61%
ICE BofA US Cash Pay High Yield Constrained Index	6.11%	8.40%
ETF Category: Morningstar High Yield Bond[4]	5.69%	N/A
Fund Expense Ratio[5]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE®” is a registered trademark of ICE Data Indices, LLC or its affiliates and “BofA®” is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA US Cash Pay High Yield Constrained Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab High Yield Bond ETF. The Schwab High Yield Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab High Yield Bond ETF.
*
Inception (7/11/23) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the ICE BofA US Cash Pay High Yield Constrained Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus. Effective September 25, 2023, the management fee was reduced from 0.10% to 0.03%. For more information, see financial note 4 or refer to the prospectus.
4Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Performance and Fund Facts as of February 29, 2024

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	4.4 Yrs
Weighted Average Duration[3]	3.4 Yrs

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
See Glossary for definitions of maturity and duration.
Schwab High Yield Bond ETF | Semiannual Report5

Schwab High Yield Bond ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2023 and held through February 29, 2024.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/29/24	EXPENSES PAID DURING PERIOD 9/1/23-2/29/24 [2]
Schwab High Yield Bond ETF
Actual Return	0.04%	$1,000.00	$1,057.30	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.66	$0.20

[1]
Based on the most recent six-month expense ratio. Effective September 25, 2023, the advisory fee of the Schwab High Yield Bond ETF, was reduced to 0.03%. If the fund expense changes had been in place throughout the entire most recent fiscal half-year the expenses paid during the period under the actual return and hypothetical 5%
return example would have been $0.15 and $0.15, respectively (see financial note 4 for additional information).

[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by
366 days in the fiscal year.

6Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 2/29/24*	7/11/23[1]– 8/31/23
Per-Share Data
Net asset value at beginning of period	$51.02	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	2.04	0.56
Net realized and unrealized gains (losses)	0.80	0.46
Total from investment operations	2.84	1.02
Less distributions:
Distributions from net investment income	(2.01)	—
Net asset value at end of period	$51.85	$51.02
Total return	5.73%[3]	2.04%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4,5]	0.10%[5]
Net investment income (loss)	8.15%[5]	7.88%[5]
Portfolio turnover rate[6]	10%[3]	1%[3]
Net assets, end of period (x 1,000)	$116,665	$45,918

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Effective September 23, 2023, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended February 29, 2024, is a blended ratio.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab High Yield Bond ETF | Semiannual Report7

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at  www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 97.8% OF NET ASSETS

Financial Institutions 10.8%
Banking 0.9%
Ally Financial, Inc.
5.75%, 11/20/25 (a)	115,000	114,467
6.70%, 02/14/33 (a)	55,000	54,234
Intesa Sanpaolo SpA
5.71%, 01/15/26 (b)	220,000	218,075
4.20%, 06/01/32 (a)(b)	200,000	164,185
Popular, Inc.
7.25%, 03/13/28 (a)	40,000	40,597
Synchrony Financial
7.25%, 02/02/33 (a)	95,000	92,419
Texas Capital Bancshares, Inc.
4.00%, 05/06/31 (a)(c)	55,000	47,029
UniCredit SpA
5.46%, 06/30/35 (a)(b)	275,000	254,343
Valley National Bancorp
3.00%, 06/15/31 (a)(c)	60,000	46,646
Western Alliance Bancorp
3.00%, 06/15/31 (a)(c)	45,000	39,578
		1,071,573
Brokerage/Asset Managers/Exchanges 1.2%
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)(b)	110,000	113,335
Aretec Group, Inc.
7.50%, 04/01/29 (a)(b)	25,000	22,992
10.00%, 08/15/30 (a)(b)	75,000	81,750
Brightsphere Investment Group, Inc.
4.80%, 07/27/26	55,000	52,438
Coinbase Global, Inc.
3.38%, 10/01/28 (a)(b)	125,000	105,741
3.63%, 10/01/31 (a)(b)	80,000	62,711
Compass Group Diversified Holdings LLC
5.25%, 04/15/29 (a)(b)	115,000	108,188
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (a)(b)	150,000	140,467
3.75%, 09/15/30 (b)	25,000	20,598
Hightower Holding LLC
6.75%, 04/15/29 (a)(b)	10,000	9,403
Hunt Cos., Inc.
5.25%, 04/15/29 (a)(b)	55,000	50,392
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)(b)	50,000	46,058
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jefferies Finance LLC/JFIN Co.-Issuer Corp.
5.00%, 08/15/28 (a)(b)	200,000	180,142
NFP Corp.
6.88%, 08/15/28 (a)(b)	140,000	142,302
7.50%, 10/01/30 (a)(b)	135,000	142,183
StoneX Group, Inc.
8.63%, 06/15/25 (a)(b)	40,000	40,284
7.88%, 03/01/31 (a)(b)	50,000	50,675
		1,369,659
Finance Companies 3.4%
Bread Financial Holdings, Inc.
9.75%, 03/15/29 (a)(b)	145,000	148,500
Castlelake Aviation Finance DAC
5.00%, 04/15/27 (a)(b)	50,000	47,501
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (a)(b)	15,000	12,327
Curo Group Holdings Corp.
7.50%, 08/01/28 (a)(b)(d)(e)	77,000	17,311
Enova International, Inc.
8.50%, 09/15/25 (a)(b)	15,000	14,869
11.25%, 12/15/28 (a)(b)	50,000	52,408
Finance of America Funding LLC
7.88%, 11/15/25 (a)(b)	25,000	19,881
FirstCash, Inc.
5.63%, 01/01/30 (a)(b)	75,000	71,138
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (a)(b)	85,000	85,124
5.50%, 05/01/28 (a)(b)	170,000	163,007
Freedom Mortgage Corp.
7.63%, 05/01/26 (a)(b)	90,000	89,402
6.63%, 01/15/27 (a)(b)	75,000	71,560
12.00%, 10/01/28 (a)(b)	100,000	108,469
12.25%, 10/01/30 (a)(b)	50,000	55,076
GGAM Finance Ltd.
8.00%, 06/15/28 (a)(b)	110,000	113,888
goeasy Ltd.
4.38%, 05/01/26 (a)(b)	40,000	38,302
9.25%, 12/01/28 (a)(b)	50,000	53,100
LD Holdings Group LLC
6.50%, 11/01/25 (a)(b)	55,000	50,958
6.13%, 04/01/28 (a)(b)	50,000	40,871
LFS Topco LLC
5.88%, 10/15/26 (a)(b)	40,000	37,014
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/28 (a)(b)	60,000	62,898
Midcap Financial Issuer Trust
6.50%, 05/01/28 (a)(b)	200,000	183,502
See financial notes
8Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/26 (a)(b)	55,000	53,496
6.00%, 01/15/27 (a)(b)	40,000	39,363
5.50%, 08/15/28 (a)(b)	50,000	47,268
5.13%, 12/15/30 (a)(b)	50,000	44,693
5.75%, 11/15/31 (a)(b)	60,000	55,022
7.13%, 02/01/32 (a)(b)	75,000	73,826
Navient Corp.
6.75%, 06/25/25	70,000	70,477
6.75%, 06/15/26	25,000	25,125
5.00%, 03/15/27 (a)	65,000	61,699
5.50%, 03/15/29 (a)	105,000	95,156
11.50%, 03/15/31 (a)	75,000	82,134
5.63%, 08/01/33	85,000	69,335
OneMain Finance Corp.
6.88%, 03/15/25	75,000	75,811
7.13%, 03/15/26	110,000	111,872
3.88%, 09/15/28 (a)	105,000	91,864
9.00%, 01/15/29 (a)	205,000	215,500
7.88%, 03/15/30 (a)	75,000	76,338
4.00%, 09/15/30 (a)	150,000	126,560
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
6.38%, 02/01/27 (a)(b)	95,000	89,431
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)(b)	100,000	98,506
4.25%, 02/15/29 (a)(b)	80,000	72,219
5.75%, 09/15/31 (a)(b)	90,000	82,833
PROG Holdings, Inc.
6.00%, 11/15/29 (a)(b)	40,000	36,806
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/26 (a)(b)	125,000	115,141
3.63%, 03/01/29 (a)(b)	50,000	44,399
3.88%, 03/01/31 (a)(b)	175,000	150,386
4.00%, 10/15/33 (a)(b)	55,000	45,708
SLM Corp.
3.13%, 11/02/26 (a)	84,000	77,257
United Wholesale Mortgage LLC
5.50%, 11/15/25 (a)(b)	100,000	98,383
5.50%, 04/15/29 (a)(b)	80,000	74,777
		3,938,491
Financial Other 1.1%
Burford Capital Global Finance LLC
6.88%, 04/15/30 (a)(b)	200,000	192,070
Credit Acceptance Corp.
6.63%, 03/15/26 (a)	25,000	24,926
9.25%, 12/15/28 (a)(b)	55,000	58,251
Five Point Operating Co. LP/Five Point Capital Corp.
10.50%, 01/15/28 (a)(b)	45,989	47,086
Greystar Real Estate Partners LLC
7.75%, 09/01/30 (a)(b)	50,000	51,924
Howard Hughes Corp.
5.38%, 08/01/28 (a)(b)	75,000	70,839
4.38%, 02/01/31 (a)(b)	80,000	68,261
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26 (a)	125,000	121,922
5.25%, 05/15/27 (a)	145,000	133,383
9.75%, 01/15/29 (a)(b)	145,000	151,706
4.38%, 02/01/29 (a)	51,000	43,095
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (a)(b)	50,000	48,048
Kennedy-Wilson, Inc.
4.75%, 02/01/30 (a)	150,000	118,841
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PHH Mortgage Corp.
7.88%, 03/15/26 (a)(b)	27,000	24,958
PRA Group, Inc.
8.38%, 02/01/28 (a)(b)	40,000	39,125
5.00%, 10/01/29 (a)(b)	75,000	62,893
		1,257,328
Insurance 2.3%
Acrisure LLC/Acrisure Finance, Inc.
10.13%, 08/01/26 (a)(b)	45,000	46,830
8.25%, 02/01/29 (a)(b)	125,000	123,596
6.00%, 08/01/29 (a)(b)	35,000	31,539
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (a)(b)	75,000	69,310
6.75%, 10/15/27 (a)(b)	175,000	170,175
6.75%, 04/15/28 (a)(b)	135,000	134,197
7.00%, 01/15/31 (a)(b)	150,000	149,519
AmWINS Group, Inc.
6.38%, 02/15/29 (a)(b)	100,000	100,128
4.88%, 06/30/29 (a)(b)	50,000	46,173
Ardonagh Group Finance Ltd.
8.88%, 02/15/32 (a)(b)	200,000	195,724
AssuredPartners, Inc.
5.63%, 01/15/29 (a)(b)	5,000	4,605
7.50%, 02/15/32 (a)(b)	100,000	98,336
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)(b)	75,000	69,627
Genworth Holdings, Inc.
6.50%, 06/15/34	25,000	23,391
Global Atlantic Fin Co.
4.70%, 10/15/51 (a)(b)(c)	67,000	59,199
GTCR AP Finance, Inc.
8.00%, 05/15/27 (a)(b)	100,000	100,231
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
8.13%, 02/15/32 (a)(b)	200,000	201,375
HUB International Ltd.
5.63%, 12/01/29 (a)(b)	35,000	32,525
7.25%, 06/15/30 (a)(b)	300,000	306,230
7.38%, 01/31/32 (a)(b)	175,000	175,664
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 (a)(b)	95,000	98,903
10.50%, 12/15/30 (a)(b)	10,000	10,457
Liberty Mutual Group, Inc.
7.80%, 03/15/37 (b)	75,000	76,532
4.30%, 02/01/61 (a)(b)	90,000	57,434
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)(b)	105,000	97,912
3.88%, 11/15/30 (a)(b)	50,000	43,906
3.88%, 05/15/32 (a)(b)	59,000	50,786
Ryan Specialty LLC
4.38%, 02/01/30 (a)(b)	35,000	32,551
USI, Inc.
7.50%, 01/15/32 (a)(b)	50,000	49,875
		2,656,730
REITs 1.9%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (a)(b)	40,000	33,135
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27 (a)(b)	30,000	26,302
See financial notes
Schwab High Yield Bond ETF | Semiannual Report9

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	105,000	92,418
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/26 (a)(b)	95,000	91,716
4.50%, 04/01/27 (a)(b)	60,000	52,816
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 06/30/28 (a)(b)	25,000	22,634
Diversified Healthcare Trust
9.75%, 06/15/25 (a)	75,000	74,742
4.75%, 02/15/28 (a)	37,000	29,489
4.38%, 03/01/31 (a)	40,000	30,442
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)(b)	45,000	38,050
Hudson Pacific Properties LP
5.95%, 02/15/28 (a)	50,000	44,933
4.65%, 04/01/29 (a)	90,000	75,070
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (a)(b)	90,000	82,923
4.75%, 06/15/29 (a)(b)	90,000	80,883
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (a)	80,000	71,338
5.00%, 10/15/27 (a)	80,000	65,555
4.63%, 08/01/29 (a)	65,000	48,498
3.50%, 03/15/31 (a)	165,000	110,622
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 09/30/28 (a)(b)	50,000	42,163
Office Properties Income Trust
4.50%, 02/01/25 (a)	66,000	53,546
2.40%, 02/01/27 (a)	80,000	41,354
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.50%, 06/01/25 (a)(b)	100,000	100,401
5.88%, 10/01/28 (a)(b)	50,000	48,646
4.88%, 05/15/29 (a)(b)	55,000	50,584
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/28 (a)(b)	15,000	15,376
4.50%, 02/15/29 (a)(b)	75,000	69,780
Rithm Capital Corp.
6.25%, 10/15/25 (a)(b)	45,000	44,459
RLJ Lodging Trust LP
3.75%, 07/01/26 (a)(b)	75,000	70,774
Service Properties Trust
4.50%, 03/15/25 (a)	50,000	48,905
7.50%, 09/15/25 (a)	100,000	101,383
5.25%, 02/15/26 (a)	80,000	77,782
5.50%, 12/15/27 (a)	50,000	47,128
3.95%, 01/15/28 (a)	55,000	46,574
4.95%, 10/01/29 (a)	40,000	32,953
8.63%, 11/15/31 (a)(b)	160,000	169,121
Starwood Property Trust, Inc.
3.63%, 07/15/26 (a)(b)	65,000	60,691
4.38%, 01/15/27 (a)(b)	25,000	23,470
Vornado Realty LP
3.40%, 06/01/31 (a)	50,000	38,837
XHR LP
4.88%, 06/01/29 (a)(b)	50,000	46,223
		2,301,716
		12,595,497

Industrial 83.7%
Basic Industry 5.6%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.50%, 05/01/25 (a)(b)	65,000	65,209
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arsenal AIC Parent LLC
8.00%, 10/01/30 (a)(b)	125,000	131,094
11.50%, 10/01/31 (a)(b)	50,000	55,063
Ashland, Inc.
6.88%, 05/15/43 (a)	35,000	36,174
ASP Unifrax Holdings, Inc.
5.25%, 09/30/28 (a)(b)	75,000	47,664
7.50%, 09/30/29 (a)(b)	36,000	19,692
ATI, Inc.
4.88%, 10/01/29 (a)	60,000	55,337
7.25%, 08/15/30 (a)	30,000	30,869
5.13%, 10/01/31 (a)	40,000	36,657
Avient Corp.
5.75%, 05/15/25 (a)(b)	17,000	16,917
7.13%, 08/01/30 (a)(b)	175,000	179,050
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 06/15/27 (a)(b)	150,000	144,986
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.75%, 07/15/26 (a)(b)	75,000	67,228
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/29 (a)(b)	65,000	65,457
Calderys Financing LLC
11.25%, 06/01/28 (a)(b)	65,000	69,670
Carpenter Technology Corp.
6.38%, 07/15/28 (a)	65,000	64,787
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28 (a)(b)	50,000	48,391
Century Aluminum Co.
7.50%, 04/01/28 (a)(b)	15,000	14,434
Cerdia Finanz GmbH
10.50%, 02/15/27 (a)(b)	200,000	206,003
Chemours Co.
5.38%, 05/15/27 (a)	20,000	18,292
5.75%, 11/15/28 (a)(b)	50,000	43,906
4.63%, 11/15/29 (a)(b)	91,000	74,942
Cleveland-Cliffs, Inc.
5.88%, 06/01/27 (a)	65,000	64,383
4.63%, 03/01/29 (a)(b)	15,000	13,788
6.75%, 04/15/30 (a)(b)	115,000	114,302
Coeur Mining, Inc.
5.13%, 02/15/29 (a)(b)	15,000	13,829
Commercial Metals Co.
4.13%, 01/15/30 (a)	115,000	105,510
Compass Minerals International, Inc.
6.75%, 12/01/27 (a)(b)	50,000	48,821
Consolidated Energy Finance SA
12.00%, 02/15/31 (a)(b)	150,000	153,500
Constellium SE
5.88%, 02/15/26 (a)(b)	250,000	248,223
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (a)(b)	40,000	37,857
Domtar Corp.
6.75%, 10/01/28 (a)(b)	40,000	37,008
Eldorado Gold Corp.
6.25%, 09/01/29 (a)(b)	75,000	70,331
Element Solutions, Inc.
3.88%, 09/01/28 (a)(b)	40,000	36,295
FMG Resources August 2006 Pty. Ltd.
4.50%, 09/15/27 (a)(b)	45,000	43,128
5.88%, 04/15/30 (a)(b)	15,000	14,697
4.38%, 04/01/31 (a)(b)	160,000	143,546
6.13%, 04/15/32 (a)(b)	135,000	133,542
See financial notes
10Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Glatfelter Corp.
4.75%, 11/15/29 (a)(b)	37,000	31,173
GPD Cos., Inc.
10.13%, 04/01/26 (a)(b)	50,000	46,039
GrafTech Finance, Inc.
4.63%, 12/15/28 (a)(b)	75,000	49,401
Graphic Packaging International LLC
3.50%, 03/15/28 (b)	10,000	9,156
3.50%, 03/01/29 (a)(b)	125,000	111,578
3.75%, 02/01/30 (a)(b)	15,000	13,364
HB Fuller Co.
4.25%, 10/15/28 (a)	30,000	27,815
Hecla Mining Co.
7.25%, 02/15/28 (a)	25,000	24,967
Hudbay Minerals, Inc.
6.13%, 04/01/29 (a)(b)	100,000	98,230
IAMGOLD Corp.
5.75%, 10/15/28 (a)(b)	30,000	26,810
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/28 (a)(b)	50,000	49,251
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/28 (a)(b)	28,000	28,363
Innophos Holdings, Inc.
9.38%, 02/15/28 (a)(b)	22,000	18,396
JW Aluminum Continuous Cast Co.
10.25%, 06/01/26 (a)(b)	25,000	25,473
Kaiser Aluminum Corp.
4.63%, 03/01/28 (a)(b)	105,000	96,973
LSB Industries, Inc.
6.25%, 10/15/28 (a)(b)	60,000	56,954
LSF11 A5 HoldCo LLC
6.63%, 10/15/29 (a)(b)	20,000	17,396
Mercer International, Inc.
5.13%, 02/01/29 (a)	100,000	86,290
Methanex Corp.
5.13%, 10/15/27 (a)	125,000	120,280
5.25%, 12/15/29 (a)	100,000	95,175
5.65%, 12/01/44 (a)	20,000	17,001
Mineral Resources Ltd.
8.13%, 05/01/27 (a)(b)	20,000	20,198
9.25%, 10/01/28 (a)(b)	135,000	141,750
8.50%, 05/01/30 (a)(b)	75,000	77,117
Minerals Technologies, Inc.
5.00%, 07/01/28 (a)(b)	130,000	123,460
New Gold, Inc.
7.50%, 07/15/27 (a)(b)	40,000	39,655
Novelis Corp.
3.25%, 11/15/26 (a)(b)	80,000	74,287
4.75%, 01/30/30 (a)(b)	150,000	137,124
3.88%, 08/15/31 (a)(b)	80,000	67,798
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 01/27/30 (a)(b)	50,000	45,917
Olin Corp.
5.13%, 09/15/27 (a)	25,000	24,274
5.63%, 08/01/29 (a)	85,000	83,244
Olympus Water U.S. Holding Corp.
9.75%, 11/15/28 (a)(b)	200,000	212,759
Perenti Finance Pty. Ltd.
6.50%, 10/07/25 (a)(b)	200,000	197,750
Polar U.S. Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/26 (a)(b)	23,000	5,318
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rain Carbon, Inc.
12.25%, 09/01/29 (a)(b)	50,000	50,069
Rayonier AM Products, Inc.
7.63%, 01/15/26 (a)(b)	55,000	49,151
SCIH Salt Holdings, Inc.
4.88%, 05/01/28 (a)(b)	90,000	82,351
6.63%, 05/01/29 (a)(b)	50,000	45,521
SCIL IV LLC/SCIL USA Holdings LLC
5.38%, 11/01/26 (a)(b)	200,000	194,067
SK Invictus Intermediate II SARL
5.00%, 10/30/29 (a)(b)	55,000	46,752
SNF Group SACA
3.13%, 03/15/27 (a)(b)	200,000	185,692
SunCoke Energy, Inc.
4.88%, 06/30/29 (a)(b)	50,000	44,949
Taseko Mines Ltd.
7.00%, 02/15/26 (a)(b)	75,000	73,931
TMS International Corp.
6.25%, 04/15/29 (a)(b)	15,000	13,067
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/29 (a)(b)	35,000	13,332
Tronox, Inc.
4.63%, 03/15/29 (a)(b)	100,000	88,648
U.S. Steel Corp.
6.88%, 03/01/29 (a)	75,000	75,948
Verde Purchaser LLC
10.50%, 11/30/30 (a)(b)	75,000	78,469
Vibrantz Technologies, Inc.
9.00%, 02/15/30 (a)(b)	55,000	50,679
Windsor Holdings III LLC
8.50%, 06/15/30 (a)(b)	75,000	77,694
WR Grace Holdings LLC
4.88%, 06/15/27 (a)(b)	50,000	47,562
5.63%, 08/15/29 (a)(b)	115,000	100,974
7.38%, 03/01/31 (a)(b)	75,000	76,126
		6,466,300
Capital Goods 10.4%
ACProducts Holdings, Inc.
6.38%, 05/15/29 (a)(b)	38,000	29,120
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (a)(b)	50,000	50,050
Alta Equipment Group, Inc.
5.63%, 04/15/26 (a)(b)	45,000	43,642
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (a)(b)	65,000	60,785
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)(b)	25,000	26,219
Amsted Industries, Inc.
5.63%, 07/01/27 (a)(b)	40,000	39,256
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29 (a)(b)	200,000	162,661
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25 (a)(b)	280,000	277,293
4.13%, 08/15/26 (a)(b)	329,000	303,920
Atkore, Inc.
4.25%, 06/01/31 (a)(b)	50,000	43,972
ATS Corp.
4.13%, 12/15/28 (a)(b)	40,000	36,543
See financial notes
Schwab High Yield Bond ETF | Semiannual Report11

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ball Corp.
6.88%, 03/15/28 (a)	65,000	66,635
6.00%, 06/15/29 (a)	100,000	100,610
2.88%, 08/15/30 (a)	270,000	228,842
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (a)(b)	25,000	22,505
6.50%, 08/01/30 (a)(b)	110,000	110,684
Berry Global, Inc.
5.63%, 07/15/27 (a)(b)	95,000	93,764
BlueLinx Holdings, Inc.
6.00%, 11/15/29 (a)(b)	15,000	14,325
Bombardier, Inc.
7.13%, 06/15/26 (a)(b)	65,000	65,589
7.88%, 04/15/27 (a)(b)	200,000	200,380
6.00%, 02/15/28 (a)(b)	110,000	106,894
7.50%, 02/01/29 (a)(b)	70,000	71,058
8.75%, 11/15/30 (a)(b)	100,000	104,876
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)(b)	275,000	241,904
BWX Technologies, Inc.
4.13%, 04/15/29 (a)(b)	40,000	37,159
Camelot Return Merger Sub, Inc.
8.75%, 08/01/28 (a)(b)	55,000	56,491
Chart Industries, Inc.
7.50%, 01/01/30 (a)(b)	130,000	134,259
9.50%, 01/01/31 (a)(b)	50,000	53,758
Clean Harbors, Inc.
4.88%, 07/15/27 (a)(b)	95,000	91,761
6.38%, 02/01/31 (a)(b)	45,000	44,768
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (a)(b)	105,000	100,053
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)(b)	35,000	31,580
Covanta Holding Corp.
4.88%, 12/01/29 (a)(b)	90,000	78,743
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)(b)	50,000	44,746
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (a)	85,000	81,667
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/26 (a)	75,000	73,457
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26	34,000	35,829
Eco Material Technologies, Inc.
7.88%, 01/31/27 (a)(b)	60,000	59,928
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/30 (a)(b)	205,000	205,974
EnerSys
6.63%, 01/15/32 (a)(b)	75,000	75,404
Enpro, Inc.
5.75%, 10/15/26 (a)	25,000	24,668
Enviri Corp.
5.75%, 07/31/27 (a)(b)	50,000	46,768
EquipmentShare.com, Inc.
9.00%, 05/15/28 (a)(b)	80,000	82,078
Foundation Building Materials, Inc.
6.00%, 03/01/29 (a)(b)	25,000	21,841
FXI Holdings, Inc.
12.25%, 11/15/26 (a)(b)	190,000	186,674
Gates Global LLC/Gates Corp.
6.25%, 01/15/26 (a)(b)	65,000	64,830
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GFL Environmental, Inc.
4.25%, 06/01/25 (a)(b)	85,000	83,580
3.75%, 08/01/25 (a)(b)	50,000	48,592
5.13%, 12/15/26 (a)(b)	120,000	117,499
4.00%, 08/01/28 (a)(b)	125,000	114,718
4.75%, 06/15/29 (a)(b)	105,000	98,405
6.75%, 01/15/31 (a)(b)	150,000	153,617
Graham Packaging Co., Inc.
7.13%, 08/15/28 (a)(b)	35,000	31,055
Griffon Corp.
5.75%, 03/01/28 (a)	70,000	67,795
GYP Holdings III Corp.
4.63%, 05/01/29 (a)(b)	35,000	32,656
H&E Equipment Services, Inc.
3.88%, 12/15/28 (a)(b)	120,000	108,398
Herc Holdings, Inc.
5.50%, 07/15/27 (a)(b)	75,000	73,489
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC
6.00%, 09/15/28 (a)(b)	100,000	93,227
JELD-WEN, Inc.
4.63%, 12/15/25 (a)(b)	65,000	63,429
Knife River Corp.
7.75%, 05/01/31 (a)(b)	35,000	36,278
LABL, Inc.
6.75%, 07/15/26 (a)(b)	50,000	48,533
10.50%, 07/15/27 (a)(b)	50,000	48,600
5.88%, 11/01/28 (a)(b)	53,000	47,573
9.50%, 11/01/28 (a)(b)	75,000	75,112
8.25%, 11/01/29 (a)(b)	40,000	33,875
LBM Acquisition LLC
6.25%, 01/15/29 (a)(b)	75,000	67,648
Madison IAQ LLC
4.13%, 06/30/28 (a)(b)	80,000	72,956
5.88%, 06/30/29 (a)(b)	107,000	95,634
Masonite International Corp.
5.38%, 02/01/28 (a)(b)	40,000	39,891
3.50%, 02/15/30 (a)(b)	100,000	88,365
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (a)(b)	250,000	253,485
9.25%, 04/15/27 (a)(b)	150,000	146,042
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/28 (a)(b)	25,000	26,021
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/30 (a)(b)	55,000	50,264
Moog, Inc.
4.25%, 12/15/27 (a)(b)	45,000	42,160
Mueller Water Products, Inc.
4.00%, 06/15/29 (a)(b)	25,000	22,757
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)(b)	80,000	74,729
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (a)(b)	40,000	38,152
OI European Group BV
4.75%, 02/15/30 (a)(b)	55,000	50,685
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 04/15/30 (a)(b)	75,000	73,023
OT Merger Corp.
7.88%, 10/15/29 (a)(b)	27,000	17,579
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27 (a)(b)	75,000	74,891
7.25%, 05/15/31 (a)(b)	75,000	76,105
See financial notes
12Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27 (a)(b)	125,000	116,574
Park River Holdings, Inc.
5.63%, 02/01/29 (a)(b)	12,000	10,108
6.75%, 08/01/29 (a)(b)	20,000	17,146
Patrick Industries, Inc.
4.75%, 05/01/29 (a)(b)	30,000	27,490
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/29 (a)(b)	45,000	19,691
PGT Innovations, Inc.
4.38%, 10/01/29 (a)(b)	35,000	35,268
Resideo Funding, Inc.
4.00%, 09/01/29 (a)(b)	25,000	22,158
Ritchie Bros Holdings, Inc.
6.75%, 03/15/28 (a)(b)	38,000	38,939
7.75%, 03/15/31 (a)(b)	130,000	136,825
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)(b)	45,000	41,053
Rolls-Royce PLC
3.63%, 10/14/25 (a)(b)	200,000	193,324
Sealed Air Corp.
4.00%, 12/01/27 (a)(b)	120,000	111,738
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (a)(b)	60,000	59,866
7.25%, 02/15/31 (a)(b)	80,000	82,691
Silgan Holdings, Inc.
4.13%, 02/01/28 (a)	25,000	23,366
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (a)(b)	95,000	92,247
8.88%, 11/15/31 (a)(b)	110,000	116,685
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/26 (a)(b)	35,000	34,263
Spirit AeroSystems, Inc.
9.38%, 11/30/29 (a)(b)	170,000	184,043
9.75%, 11/15/30 (a)(b)	150,000	160,891
SPX FLOW, Inc.
8.75%, 04/01/30 (a)(b)	45,000	44,154
SRS Distribution, Inc.
4.63%, 07/01/28 (a)(b)	75,000	70,038
6.00%, 12/01/29 (a)(b)	65,000	60,572
Standard Industries, Inc.
5.00%, 02/15/27 (a)(b)	130,000	125,316
4.75%, 01/15/28 (a)(b)	60,000	56,678
4.38%, 07/15/30 (a)(b)	185,000	165,115
3.38%, 01/15/31 (a)(b)	150,000	124,446
Stericycle, Inc.
3.88%, 01/15/29 (a)(b)	55,000	49,553
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (a)(b)	115,000	111,436
Terex Corp.
5.00%, 05/15/29 (a)(b)	60,000	56,084
Titan Acquisition Ltd./Titan Co.-Borrower LLC
7.75%, 04/15/26 (a)(b)	40,000	40,032
Titan International, Inc.
7.00%, 04/30/28 (a)	65,000	64,589
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)(b)	225,000	216,450
TransDigm, Inc.
7.50%, 03/15/27 (a)	87,000	86,991
5.50%, 11/15/27 (a)	260,000	251,312
6.75%, 08/15/28 (a)(b)	136,000	137,796
4.63%, 01/15/29 (a)	85,000	78,020
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 03/01/29 (a)(b)	175,000	176,010
4.88%, 05/01/29 (a)	125,000	114,945
6.88%, 12/15/30 (a)(b)	125,000	126,614
7.13%, 12/01/31 (a)(b)	130,000	133,519
6.63%, 03/01/32 (a)(b)	175,000	176,312
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)(b)	50,000	53,393
Triumph Group, Inc.
7.75%, 08/15/25 (a)	25,000	24,963
9.00%, 03/15/28 (a)(b)	115,000	120,357
Trivium Packaging Finance BV
8.50%, 08/15/27 (a)(b)	200,000	195,163
United Rentals North America, Inc.
5.50%, 05/15/27 (a)	45,000	44,748
3.88%, 11/15/27 (a)	125,000	117,836
4.88%, 01/15/28 (a)	50,000	48,316
5.25%, 01/15/30 (a)	70,000	67,840
4.00%, 07/15/30 (a)	50,000	45,306
3.88%, 02/15/31 (a)	175,000	154,816
3.75%, 01/15/32 (a)	80,000	69,309
Vertiv Group Corp.
4.13%, 11/15/28 (a)(b)	90,000	83,124
Waste Pro USA, Inc.
5.50%, 02/15/26 (a)(b)	25,000	24,527
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)(b)	65,000	65,444
7.25%, 06/15/28 (a)(b)	180,000	184,112
White Cap Buyer LLC
6.88%, 10/15/28 (a)(b)	25,000	24,398
		12,134,781
Communications 14.6%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28 (a)(b)	45,000	41,923
Allen Media LLC/Allen Media Co.-Issuer, Inc.
10.50%, 02/15/28 (a)(b)	60,000	30,094
Altice Financing SA
5.00%, 01/15/28 (a)(b)	200,000	177,150
5.75%, 08/15/29 (a)(b)	200,000	172,469
Altice France SA
8.13%, 02/01/27 (a)(b)	530,000	487,581
5.50%, 01/15/28 (a)(b)	225,000	183,832
5.50%, 10/15/29 (a)(b)	215,000	163,057
AMC Networks, Inc.
4.75%, 08/01/25 (a)	50,000	47,730
4.25%, 02/15/29 (a)	95,000	61,581
Beasley Mezzanine Holdings LLC
8.63%, 02/01/26 (a)(b)	15,000	9,446
Block Communications, Inc.
4.88%, 03/01/28 (a)(b)	15,000	13,284
Cable One, Inc.
4.00%, 11/15/30 (a)(b)	65,000	49,172
Cablevision Lightpath LLC
3.88%, 09/15/27 (a)(b)	200,000	181,502
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26 (a)(b)	50,000	49,170
5.13%, 05/01/27 (a)(b)	305,000	288,643
5.00%, 02/01/28 (a)(b)	100,000	92,374
5.38%, 06/01/29 (a)(b)	100,000	90,536
6.38%, 09/01/29 (a)(b)	125,000	117,528
4.75%, 03/01/30 (a)(b)	360,000	306,583
4.50%, 08/15/30 (a)(b)	175,000	145,322
4.25%, 02/01/31 (a)(b)	350,000	281,833
See financial notes
Schwab High Yield Bond ETF | Semiannual Report13

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/01/32 (a)(b)	105,000	84,829
4.50%, 05/01/32 (a)	290,000	229,383
4.50%, 06/01/33 (a)(b)	375,000	288,860
4.25%, 01/15/34 (a)(b)	110,000	82,351
Cimpress PLC
7.00%, 06/15/26 (a)	150,000	149,443
Clear Channel International BV
6.63%, 08/01/25 (a)(b)	275,000	275,245
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)(b)	85,000	79,572
7.75%, 04/15/28 (a)(b)	75,000	64,921
9.00%, 09/15/28 (a)(b)	155,000	161,773
7.50%, 06/01/29 (a)(b)	80,000	66,285
CMG Media Corp.
8.88%, 12/15/27 (a)(b)	80,000	53,549
Cogent Communications Group, Inc.
3.50%, 05/01/26 (a)(b)	25,000	23,718
7.00%, 06/15/27 (a)(b)	30,000	29,984
Connect Finco SARL/Connect U.S. Finco LLC
6.75%, 10/01/26 (a)(b)	250,000	245,477
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)(b)	160,000	137,600
CSC Holdings LLC
5.38%, 02/01/28 (a)(b)	255,000	222,530
11.25%, 05/15/28 (a)(b)	330,000	340,811
11.75%, 01/31/29 (a)(b)	450,000	470,676
5.75%, 01/15/30 (a)(b)	375,000	220,875
4.63%, 12/01/30 (a)(b)	200,000	111,420
Cumulus Media New Holdings, Inc.
6.75%, 07/01/26 (a)(b)	32,000	19,836
Deluxe Corp.
8.00%, 06/01/29 (a)(b)	50,000	43,692
Directv Financing LLC
8.88%, 02/01/30 (a)(b)	150,000	151,159
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/27 (a)(b)	250,000	236,142
DISH DBS Corp.
7.75%, 07/01/26	165,000	105,354
5.25%, 12/01/26 (a)(b)	206,000	164,929
7.38%, 07/01/28 (a)	60,000	29,333
5.75%, 12/01/28 (a)(b)	345,000	239,559
5.13%, 06/01/29	110,000	47,025
DISH Network Corp.
11.75%, 11/15/27 (a)(b)	235,000	245,294
Embarq Corp.
8.00%, 06/01/36	112,000	63,557
Frontier Communications Holdings LLC
5.88%, 10/15/27 (a)(b)	102,000	98,665
5.00%, 05/01/28 (a)(b)	140,000	129,711
6.75%, 05/01/29 (a)(b)	109,000	97,989
5.88%, 11/01/29 (a)	95,000	81,468
8.75%, 05/15/30 (a)(b)	125,000	127,624
8.63%, 03/15/31 (a)(b)	120,000	121,691
Frontier Florida LLC
6.86%, 02/01/28	35,000	33,710
Gannett Holdings LLC
6.00%, 11/01/26 (a)(b)	55,000	49,754
GCI LLC
4.75%, 10/15/28 (a)(b)	25,000	22,453
Getty Images, Inc.
9.75%, 03/01/27 (a)(b)	25,000	24,952
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Gray Television, Inc.
5.88%, 07/15/26 (a)(b)	80,000	76,000
4.75%, 10/15/30 (a)(b)	130,000	83,901
5.38%, 11/15/31 (a)(b)	105,000	68,040
Hughes Satellite Systems Corp.
5.25%, 08/01/26	60,000	51,321
6.63%, 08/01/26	55,000	36,300
iHeartCommunications, Inc.
6.38%, 05/01/26 (a)	80,000	68,200
8.38%, 05/01/27 (a)	73,000	43,887
5.25%, 08/15/27 (a)(b)	80,000	59,395
4.75%, 01/15/28 (a)(b)	40,000	28,841
Iliad Holding SASU
6.50%, 10/15/26 (a)(b)	200,000	197,879
INNOVATE Corp.
8.50%, 02/01/26 (a)(b)	32,000	24,000
Intelsat Jackson Holdings SA
6.50%, 03/15/30 (a)(b)	350,000	326,509
Lamar Media Corp.
3.75%, 02/15/28 (a)	68,000	63,131
3.63%, 01/15/31 (a)	155,000	133,957
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)(b)	250,000	236,532
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)(b)	115,000	71,300
4.25%, 07/01/28 (a)(b)	90,000	43,200
3.75%, 07/15/29 (a)(b)	50,000	21,000
10.50%, 05/15/30 (a)(b)	70,000	72,100
Liberty Interactive LLC
8.50%, 07/15/29	17,000	11,233
8.25%, 02/01/30	30,000	19,609
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)(b)	65,000	49,194
Lumen Technologies, Inc.
4.00%, 02/15/27 (a)(b)	62,000	37,574
4.50%, 01/15/29 (a)(b)	170,000	53,711
7.60%, 09/15/39	72,000	24,364
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (a)(b)	105,000	97,647
8.00%, 08/01/29 (a)(b)	77,000	70,333
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 08/15/27 (a)(b)	25,000	23,711
Millennium Escrow Corp.
6.63%, 08/01/26 (a)(b)	71,000	42,439
News Corp.
3.88%, 05/15/29 (a)(b)	50,000	45,232
5.13%, 02/15/32 (a)(b)	50,000	46,627
Nexstar Media, Inc.
5.63%, 07/15/27 (a)(b)	265,000	251,421
4.75%, 11/01/28 (a)(b)	75,000	66,684
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
6.00%, 02/15/28 (a)(b)	15,000	14,414
10.75%, 06/01/28 (a)(b)	65,000	66,887
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (a)(b)	35,000	33,698
4.25%, 01/15/29 (a)(b)	15,000	13,486
4.63%, 03/15/30 (a)(b)	65,000	57,751
7.38%, 02/15/31 (a)(b)	75,000	78,325
Paramount Global
6.25%, 02/28/57 (a)(c)	85,000	70,113
6.38%, 03/30/62 (a)(c)	85,000	73,817
Qwest Corp.
7.25%, 09/15/25	60,000	58,100
See financial notes
14Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 09/15/26 (a)(b)	55,000	43,370
6.50%, 09/15/28 (a)(b)	107,000	51,614
ROBLOX Corp.
3.88%, 05/01/30 (a)(b)	77,000	67,496
Rogers Communications, Inc.
5.25%, 03/15/82 (a)(b)(c)	100,000	95,600
RR Donnelley & Sons Co.
9.75%, 07/31/28 (a)(b)	25,000	25,587
SBA Communications Corp.
3.88%, 02/15/27 (a)	135,000	127,512
3.13%, 02/01/29 (a)	140,000	123,996
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)(b)	165,000	130,679
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)(b)	85,000	61,755
4.13%, 12/01/30 (a)(b)	75,000	54,872
Sirius XM Radio, Inc.
3.13%, 09/01/26 (a)(b)	94,000	87,742
5.00%, 08/01/27 (a)(b)	105,000	100,152
4.00%, 07/15/28 (a)(b)	345,000	311,168
5.50%, 07/01/29 (a)(b)	45,000	42,598
4.13%, 07/01/30 (a)(b)	88,000	75,796
3.88%, 09/01/31 (a)(b)	135,000	111,724
Spanish Broadcasting System, Inc.
9.75%, 03/01/26 (a)(b)	27,000	14,770
Stagwell Global LLC
5.63%, 08/15/29 (a)(b)	105,000	93,849
Sunrise FinCo I BV
4.88%, 07/15/31 (a)(b)	200,000	177,216
TEGNA, Inc.
4.75%, 03/15/26 (a)(b)	20,000	19,346
4.63%, 03/15/28 (a)	65,000	58,601
5.00%, 09/15/29 (a)	100,000	88,102
Telecom Italia Capital SA
6.38%, 11/15/33	180,000	172,911
6.00%, 09/30/34	95,000	88,240
7.20%, 07/18/36	115,000	114,413
Telesat Canada/Telesat LLC
5.63%, 12/06/26 (a)(b)	37,000	21,378
4.88%, 06/01/27 (a)(b)	37,000	20,847
6.50%, 10/15/27 (a)(b)	36,000	16,020
Townsquare Media, Inc.
6.88%, 02/01/26 (a)(b)	20,000	19,311
U.S. Cellular Corp.
6.70%, 12/15/33	75,000	73,875
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 01/15/30 (a)(b)	100,000	73,116
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/28 (a)(b)	195,000	202,046
4.75%, 04/15/28 (a)(b)	60,000	52,202
6.50%, 02/15/29 (a)(b)	80,000	61,677
Univision Communications, Inc.
6.63%, 06/01/27 (a)(b)	200,000	194,028
8.00%, 08/15/28 (a)(b)	130,000	130,806
4.50%, 05/01/29 (a)(b)	95,000	83,391
7.38%, 06/30/30 (a)(b)	50,000	48,340
Urban One, Inc.
7.38%, 02/01/28 (a)(b)	65,000	55,825
Viasat, Inc.
5.63%, 09/15/25 (a)(b)	50,000	48,577
5.63%, 04/15/27 (a)(b)	65,000	61,086
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 07/15/28 (a)(b)	35,000	25,967
7.50%, 05/30/31 (a)(b)	62,000	43,633
Videotron Ltd.
5.13%, 04/15/27 (a)(b)	100,000	98,074
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)(b)	290,000	272,040
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (a)(b)	200,000	169,815
4.75%, 07/15/31 (a)(b)	225,000	194,804
Vodafone Group PLC
7.00%, 04/04/79 (a)(c)	175,000	179,560
3.25%, 06/04/81 (a)(c)	75,000	69,728
4.13%, 06/04/81 (a)(c)	100,000	85,633
5.13%, 06/04/81 (a)(c)	140,000	104,003
Windstream Escrow LLC/Windstream Escrow Finance Corp.
7.75%, 08/15/28 (a)(b)	110,000	102,817
WMG Acquisition Corp.
3.75%, 12/01/29 (a)(b)	75,000	66,481
3.88%, 07/15/30 (a)(b)	100,000	88,328
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)(b)	118,000	98,373
6.13%, 03/01/28 (a)(b)	86,000	65,453
Ziggo Bond Co. BV
6.00%, 01/15/27 (a)(b)	265,000	259,149
Ziggo BV
4.88%, 01/15/30 (a)(b)	200,000	178,359
		17,079,723
Consumer Cyclical 18.7%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28 (a)(b)	245,000	228,775
4.38%, 01/15/28 (a)(b)	50,000	46,978
3.50%, 02/15/29 (a)(b)	50,000	45,125
4.00%, 10/15/30 (a)(b)	255,000	224,205
99 Escrow Issuer, Inc.
7.50%, 01/15/26 (a)(b)(d)(e)	35,000	11,754
Academy Ltd.
6.00%, 11/15/27 (a)(b)	25,000	24,771
Adams Homes, Inc.
9.25%, 10/15/28 (a)(b)	20,000	20,477
Adient Global Holdings Ltd.
7.00%, 04/15/28 (a)(b)	89,000	90,831
8.25%, 04/15/31 (a)(b)	65,000	68,490
ADT Security Corp.
4.13%, 08/01/29 (a)(b)	150,000	135,709
4.88%, 07/15/32 (b)	15,000	13,513
Advance Auto Parts, Inc.
5.90%, 03/09/26	75,000	74,864
3.90%, 04/15/30 (a)	75,000	67,032
Affinity Interactive
6.88%, 12/15/27 (a)(b)	70,000	64,632
Allied Universal Holdco LLC
7.88%, 02/15/31 (a)(b)	100,000	99,433
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (a)(b)	124,000	123,726
9.75%, 07/15/27 (a)(b)	75,000	74,821
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (a)(b)	275,000	244,849
Allison Transmission, Inc.
5.88%, 06/01/29 (a)(b)	50,000	49,295
3.75%, 01/30/31 (a)(b)	75,000	64,870
See financial notes
Schwab High Yield Bond ETF | Semiannual Report15

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a)(b)	105,000	72,689
American Axle & Manufacturing, Inc.
6.50%, 04/01/27 (a)	100,000	98,854
5.00%, 10/01/29 (a)	85,000	73,784
ANGI Group LLC
3.88%, 08/15/28 (a)(b)	50,000	43,016
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/30 (a)(b)	70,000	63,524
APX Group, Inc.
5.75%, 07/15/29 (a)(b)	80,000	76,162
Arches Buyer, Inc.
4.25%, 06/01/28 (a)(b)	65,000	55,601
6.13%, 12/01/28 (a)(b)	65,000	55,132
Arko Corp.
5.13%, 11/15/29 (a)(b)	60,000	52,082
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (a)(b)	120,000	109,411
5.00%, 02/15/32 (a)(b)	136,000	120,887
ASGN, Inc.
4.63%, 05/15/28 (a)(b)	75,000	70,020
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (a)(b)	85,000	77,289
Aston Martin Capital Holdings Ltd.
10.50%, 11/30/25 (a)(b)	200,000	202,968
At Home Group, Inc.
4.88%, 07/15/28 (a)(b)	15,000	6,525
Bath & Body Works, Inc.
7.50%, 06/15/29 (a)	65,000	67,168
6.63%, 10/01/30 (a)(b)	25,000	25,164
6.95%, 03/01/33	80,000	77,950
6.88%, 11/01/35	100,000	100,144
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (a)(b)	50,000	47,962
Beazer Homes USA, Inc.
7.25%, 10/15/29 (a)	90,000	90,347
Benteler International AG
10.50%, 05/15/28 (a)(b)	200,000	214,967
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 04/15/29 (a)(b)	30,000	27,786
Boyd Gaming Corp.
4.75%, 12/01/27 (a)	15,000	14,437
4.75%, 06/15/31 (a)(b)	95,000	86,388
Boyne USA, Inc.
4.75%, 05/15/29 (a)(b)	25,000	23,004
Brinker International, Inc.
8.25%, 07/15/30 (a)(b)	40,000	41,956
Brink's Co.
5.50%, 07/15/25 (a)(b)	25,000	24,884
4.63%, 10/15/27 (a)(b)	40,000	37,840
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29 (a)(b)	65,000	58,233
4.88%, 02/15/30 (a)(b)	75,000	66,695
Caesars Entertainment, Inc.
8.13%, 07/01/27 (a)(b)	150,000	154,118
4.63%, 10/15/29 (a)(b)	140,000	127,907
7.00%, 02/15/30 (a)(b)	230,000	235,807
6.50%, 02/15/32 (a)(b)	225,000	226,824
Carnival Corp.
7.63%, 03/01/26 (a)(b)	80,000	81,099
5.75%, 03/01/27 (a)(b)	470,000	464,501
4.00%, 08/01/28 (a)(b)	115,000	106,167
6.00%, 05/01/29 (a)(b)	140,000	136,897
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 08/15/29 (a)(b)	80,000	83,042
10.50%, 06/01/30 (a)(b)	130,000	141,939
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (a)(b)	25,000	27,291
Carriage Services, Inc.
4.25%, 05/15/29 (a)(b)	25,000	21,760
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (a)(b)	40,000	40,852
Cars.com, Inc.
6.38%, 11/01/28 (a)(b)	45,000	43,373
CCM Merger, Inc.
6.38%, 05/01/26 (a)(b)	10,000	9,872
CEC Entertainment LLC
6.75%, 05/01/26 (a)(b)	75,000	74,315
Cedar Fair LP
5.25%, 07/15/29 (a)	105,000	99,247
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25 (a)(b)	75,000	74,812
5.38%, 04/15/27 (a)	70,000	69,306
Century Communities, Inc.
6.75%, 06/01/27 (a)	130,000	130,321
3.88%, 08/15/29 (a)(b)	60,000	53,009
Churchill Downs, Inc.
5.50%, 04/01/27 (a)(b)	74,000	72,736
4.75%, 01/15/28 (a)(b)	35,000	33,137
5.75%, 04/01/30 (a)(b)	130,000	124,993
6.75%, 05/01/31 (a)(b)	85,000	85,157
Cinemark USA, Inc.
5.88%, 03/15/26 (a)(b)	25,000	24,647
5.25%, 07/15/28 (a)(b)	35,000	32,734
Clarios Global LP
6.75%, 05/15/25 (a)(b)	220,000	220,038
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (a)(b)	115,000	114,786
8.50%, 05/15/27 (a)(b)	90,000	90,635
6.75%, 05/15/28 (a)(b)	25,000	25,324
ClubCorp Holdings, Inc.
8.50%, 09/15/25 (a)(b)	25,000	22,613
CoreCivic, Inc.
8.25%, 04/15/26 (a)	25,000	25,568
Crocs, Inc.
4.25%, 03/15/29 (a)(b)	35,000	31,446
4.13%, 08/15/31 (a)(b)	45,000	38,335
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (a)(b)	45,000	44,368
8.88%, 09/01/31 (a)(b)	25,000	26,049
Dana, Inc.
4.25%, 09/01/30 (a)	105,000	90,667
Dave & Buster's, Inc.
7.63%, 11/01/25 (a)(b)	90,000	90,294
Dealer Tire LLC/DT Issuer LLC
8.00%, 02/01/28 (a)(b)	50,000	49,799
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29 (a)(b)	50,000	44,943
Dream Finders Homes, Inc.
8.25%, 08/15/28 (a)(b)	30,000	31,201
eG Global Finance PLC
12.00%, 11/30/28 (a)(b)	200,000	211,400
Empire Communities Corp.
7.00%, 12/15/25 (a)(b)	70,000	69,262
See financial notes
16Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 04/26/28 (a)(b)	20,000	21,118
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29 (a)(b)	175,000	158,986
6.75%, 01/15/30 (a)(b)	75,000	66,315
Foot Locker, Inc.
4.00%, 10/01/29 (a)(b)	60,000	50,843
Forestar Group, Inc.
3.85%, 05/15/26 (a)(b)	15,000	14,268
5.00%, 03/01/28 (a)(b)	25,000	23,662
Full House Resorts, Inc.
8.25%, 02/15/28 (a)(b)	55,000	51,621
Gap, Inc.
3.63%, 10/01/29 (a)(b)	75,000	63,439
3.88%, 10/01/31 (a)(b)	75,000	60,587
Garda World Security Corp.
4.63%, 02/15/27 (a)(b)	172,000	164,464
6.00%, 06/01/29 (a)(b)	35,000	30,667
G-III Apparel Group Ltd.
7.88%, 08/15/25 (a)(b)	30,000	30,255
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27 (a)(b)	75,000	72,636
3.50%, 03/01/29 (a)(b)	50,000	44,564
Golden Entertainment, Inc.
7.63%, 04/15/26 (a)(b)	30,000	29,886
Goodyear Tire & Rubber Co.
5.00%, 05/31/26 (a)	70,000	68,240
4.88%, 03/15/27 (a)	120,000	115,287
5.00%, 07/15/29 (a)	160,000	147,450
5.25%, 04/30/31 (a)	45,000	40,803
5.25%, 07/15/31 (a)	55,000	49,690
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.
7.00%, 08/15/28 (a)(b)	20,000	16,279
Group 1 Automotive, Inc.
4.00%, 08/15/28 (a)(b)	40,000	36,549
GrubHub Holdings, Inc.
5.50%, 07/01/27 (a)(b)	47,000	41,021
Guitar Center, Inc.
8.50%, 01/15/26 (a)(b)	50,000	43,823
Hanesbrands, Inc.
4.88%, 05/15/26 (a)(b)	30,000	28,985
9.00%, 02/15/31 (a)(b)	45,000	45,146
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 (a)(b)	45,000	44,913
3.75%, 05/01/29 (a)(b)	55,000	50,000
3.63%, 02/15/32 (a)(b)	285,000	243,714
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 06/01/29 (a)(b)	90,000	83,465
4.88%, 07/01/31 (a)(b)	125,000	110,417
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/27 (a)	130,000	126,953
International Game Technology PLC
4.13%, 04/15/26 (a)(b)	250,000	241,490
IRB Holding Corp.
7.00%, 06/15/25 (a)(b)	60,000	60,128
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)(b)	50,000	47,712
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)(b)	225,000	227,155
JB Poindexter & Co., Inc.
7.13%, 04/15/26 (a)(b)	45,000	45,202
8.75%, 12/15/31 (a)(b)	100,000	102,569
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KB Home
7.25%, 07/15/30 (a)	50,000	51,434
4.00%, 06/15/31 (a)	65,000	56,508
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (a)(b)	110,000	107,299
Kohl's Corp.
4.63%, 05/01/31 (a)(f)	95,000	74,926
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)(b)	35,000	31,334
LCM Investments Holdings II LLC
4.88%, 05/01/29 (a)(b)	65,000	58,435
8.25%, 08/01/31 (a)(b)	205,000	209,405
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.
5.00%, 02/01/26 (a)(b)	50,000	49,733
Levi Strauss & Co.
3.50%, 03/01/31 (a)(b)	30,000	26,024
LGI Homes, Inc.
8.75%, 12/15/28 (a)(b)	85,000	89,144
4.00%, 07/15/29 (a)(b)	15,000	12,883
Life Time, Inc.
5.75%, 01/15/26 (a)(b)	85,000	84,371
8.00%, 04/15/26 (a)(b)	60,000	60,602
Light & Wonder International, Inc.
7.00%, 05/15/28 (a)(b)	75,000	75,401
7.50%, 09/01/31 (a)(b)	65,000	67,766
Lindblad Expeditions Holdings, Inc.
9.00%, 05/15/28 (a)(b)	60,000	63,355
Lithia Motors, Inc.
4.63%, 12/15/27 (a)(b)	25,000	23,842
3.88%, 06/01/29 (a)(b)	65,000	58,072
4.38%, 01/15/31 (a)(b)	55,000	48,844
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)(b)	115,000	116,084
4.75%, 10/15/27 (a)(b)	165,000	158,118
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/26 (a)(b)	70,000	69,407
M/I Homes, Inc.
4.95%, 02/01/28 (a)	28,000	26,685
3.95%, 02/15/30 (a)	10,000	8,934
Macy's Retail Holdings LLC
5.88%, 04/01/29 (a)(b)	150,000	144,605
4.50%, 12/15/34 (a)	110,000	90,734
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (a)	40,000	37,210
4.50%, 06/15/29 (a)(b)	55,000	49,938
Match Group Holdings II LLC
5.00%, 12/15/27 (a)(b)	30,000	28,640
5.63%, 02/15/29 (a)(b)	70,000	67,272
4.13%, 08/01/30 (a)(b)	112,000	99,032
Mattamy Group Corp.
4.63%, 03/01/30 (a)(b)	75,000	67,400
Matthews International Corp.
5.25%, 12/01/25 (a)(b)	15,000	14,758
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/29 (a)(b)	35,000	32,854
MGM Resorts International
6.75%, 05/01/25 (a)	152,000	152,309
5.50%, 04/15/27 (a)	100,000	98,034
4.75%, 10/15/28 (a)	125,000	117,436
Michaels Cos., Inc.
5.25%, 05/01/28 (a)(b)	75,000	58,324
7.88%, 05/01/29 (a)(b)	100,000	64,699
See financial notes
Schwab High Yield Bond ETF | Semiannual Report17

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/29 (a)(b)	60,000	55,070
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (a)(b)	120,000	113,251
Motion Bondco DAC
6.63%, 11/15/27 (a)(b)	200,000	192,874
Murphy Oil USA, Inc.
3.75%, 02/15/31 (a)(b)	75,000	64,070
NCL Corp. Ltd.
5.88%, 03/15/26 (a)(b)	160,000	156,400
5.88%, 02/15/27 (a)(b)	90,000	89,014
8.38%, 02/01/28 (a)(b)	85,000	89,291
8.13%, 01/15/29 (a)(b)	50,000	52,644
7.75%, 02/15/29 (a)(b)	40,000	41,034
NCL Finance Ltd.
6.13%, 03/15/28 (a)(b)	25,000	24,401
Newmark Group, Inc.
7.50%, 01/12/29 (a)(b)	75,000	76,324
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.13%, 04/01/26 (a)(b)	60,000	58,905
Nordstrom, Inc.
4.00%, 03/15/27 (a)	20,000	18,769
6.95%, 03/15/28	50,000	50,633
4.38%, 04/01/30 (a)	90,000	79,623
4.25%, 08/01/31 (a)	40,000	33,705
5.00%, 01/15/44 (a)	85,000	60,825
Parkland Corp.
4.50%, 10/01/29 (a)(b)	95,000	86,897
4.63%, 05/01/30 (a)(b)	50,000	45,721
Penn Entertainment, Inc.
5.63%, 01/15/27 (a)(b)	25,000	23,922
4.13%, 07/01/29 (a)(b)	45,000	37,837
Penske Automotive Group, Inc.
3.50%, 09/01/25 (a)	20,000	19,422
3.75%, 06/15/29 (a)(b)	40,000	35,467
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (a)(b)	260,000	244,022
PM General Purchaser LLC
9.50%, 10/01/28 (a)(b)	55,000	55,607
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (a)(b)	80,000	57,683
5.88%, 09/01/31 (a)(b)	70,000	49,668
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/26 (b)	115,000	114,227
3.38%, 08/31/27 (a)(b)	85,000	77,907
6.25%, 01/15/28 (a)(b)	105,000	103,676
QVC, Inc.
4.75%, 02/15/27 (a)	107,000	96,543
4.38%, 09/01/28 (a)	34,000	27,924
5.95%, 03/15/43	42,000	28,945
Raising Cane's Restaurants LLC
9.38%, 05/01/29 (a)(b)	50,000	53,323
Rakuten Group, Inc.
11.25%, 02/15/27 (b)	200,000	212,986
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
4.88%, 11/01/26 (a)(b)	50,000	48,170
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29 (a)(b)	60,000	52,257
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.75%, 01/15/29 (a)(b)	47,000	35,015
5.25%, 04/15/30 (a)(b)	35,000	24,556
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (a)(b)	75,000	74,214
5.38%, 07/15/27 (a)(b)	220,000	216,002
11.63%, 08/15/27 (a)(b)	100,000	108,241
3.70%, 03/15/28 (a)	40,000	36,951
5.50%, 04/01/28 (a)(b)	145,000	142,832
7.25%, 01/15/30 (a)(b)	105,000	109,249
6.25%, 03/15/32 (a)(b)(g)	100,000	100,330
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/01/25 (a)	90,000	90,039
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/30 (a)(b)	40,000	37,526
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 (a)(b)	50,000	46,666
Service Corp. International
5.13%, 06/01/29 (a)	175,000	171,203
3.38%, 08/15/30 (a)	60,000	51,556
4.00%, 05/15/31 (a)	100,000	87,961
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (a)	19,000	18,143
4.75%, 04/01/29 (a)	45,000	42,313
Signal Parent, Inc.
6.13%, 04/01/29 (a)(b)	25,000	19,532
Six Flags Entertainment Corp.
5.50%, 04/15/27 (a)(b)	50,000	48,977
7.25%, 05/15/31 (a)(b)	124,000	124,883
Sonic Automotive, Inc.
4.63%, 11/15/29 (a)(b)	65,000	57,431
4.88%, 11/15/31 (a)(b)	50,000	43,016
Sotheby's
7.38%, 10/15/27 (a)(b)	212,000	203,910
Staples, Inc.
7.50%, 04/15/26 (a)(b)	192,000	184,784
10.75%, 04/15/27 (a)(b)	92,000	84,289
Station Casinos LLC
4.50%, 02/15/28 (a)(b)	55,000	51,324
4.63%, 12/01/31 (a)(b)	45,000	40,048
StoneMor, Inc.
8.50%, 05/15/29 (a)(b)	38,000	27,612
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (a)(b)	35,000	34,331
5.13%, 08/01/30 (a)(b)	65,000	61,418
Tenneco, Inc.
8.00%, 11/17/28 (a)(b)	155,000	141,393
TKC Holdings, Inc.
10.50%, 05/15/29 (a)(b)	105,000	95,434
Travel & Leisure Co.
6.60%, 10/01/25 (a)(f)	50,000	50,600
4.50%, 12/01/29 (a)(b)	125,000	114,572
Tri Pointe Homes, Inc.
5.70%, 06/15/28 (a)	50,000	49,218
TriNet Group, Inc.
3.50%, 03/01/29 (a)(b)	50,000	44,324
TripAdvisor, Inc.
7.00%, 07/15/25 (a)(b)	80,000	80,145
Uber Technologies, Inc.
7.50%, 09/15/27 (a)(b)	85,000	87,023
6.25%, 01/15/28 (a)(b)	55,000	55,120
4.50%, 08/15/29 (a)(b)	125,000	117,275
Under Armour, Inc.
3.25%, 06/15/26 (a)	50,000	47,127
Upbound Group, Inc.
6.38%, 02/15/29 (a)(b)	25,000	23,948
See financial notes
18Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vail Resorts, Inc.
6.25%, 05/15/25 (a)(b)	50,000	50,212
Valvoline, Inc.
3.63%, 06/15/31 (a)(b)	85,000	71,919
Victoria's Secret & Co.
4.63%, 07/15/29 (a)(b)	60,000	50,683
Viking Cruises Ltd.
5.88%, 09/15/27 (a)(b)	75,000	73,374
7.00%, 02/15/29 (a)(b)	40,000	40,020
9.13%, 07/15/31 (a)(b)	60,000	64,996
VOC Escrow Ltd.
5.00%, 02/15/28 (a)(b)	140,000	134,577
VT Topco, Inc.
8.50%, 08/15/30 (a)(b)	35,000	36,540
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	125,000	119,273
3.20%, 04/15/30 (a)	100,000	86,412
4.10%, 04/15/50 (a)	175,000	127,653
Wand NewCo 3, Inc.
7.63%, 01/30/32 (a)(b)	210,000	215,952
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/26 (a)(b)	28,000	27,183
William Carter Co.
5.63%, 03/15/27 (a)(b)	50,000	49,104
Wolverine World Wide, Inc.
4.00%, 08/15/29 (a)(b)	50,000	40,109
WW International, Inc.
4.50%, 04/15/29 (a)(b)	43,000	19,968
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (a)(b)	25,000	23,265
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (a)(b)	63,000	61,715
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (a)(b)	65,000	61,361
7.13%, 02/15/31 (a)(b)	150,000	154,996
Yum! Brands, Inc.
4.75%, 01/15/30 (a)(b)	125,000	118,697
4.63%, 01/31/32 (a)	300,000	275,671
ZF North America Capital, Inc.
4.75%, 04/29/25 (b)	150,000	147,862
6.88%, 04/14/28 (a)(b)	150,000	153,267
ZipRecruiter, Inc.
5.00%, 01/15/30 (a)(b)	45,000	39,669
		21,865,809
Consumer Non-Cyclical 11.3%
Acadia Healthcare Co., Inc.
5.50%, 07/01/28 (a)(b)	45,000	43,546
ACCO Brands Corp.
4.25%, 03/15/29 (a)(b)	65,000	57,700
Acushnet Co.
7.38%, 10/15/28 (a)(b)	25,000	25,800
AdaptHealth LLC
4.63%, 08/01/29 (a)(b)	50,000	41,673
5.13%, 03/01/30 (a)(b)	40,000	33,490
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
7.50%, 03/15/26 (a)(b)	148,000	150,778
4.63%, 01/15/27 (a)(b)	215,000	207,489
5.88%, 02/15/28 (a)(b)	140,000	138,073
3.50%, 03/15/29 (a)(b)	170,000	151,629
Amer Sports Co.
6.75%, 02/16/31 (a)(b)	100,000	99,595
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AMN Healthcare, Inc.
4.63%, 10/01/27 (a)(b)	100,000	94,225
4.00%, 04/15/29 (a)(b)	10,000	8,786
Aramark Services, Inc.
5.00%, 04/01/25 (a)(b)	230,000	228,728
5.00%, 02/01/28 (a)(b)	5,000	4,797
Avantor Funding, Inc.
4.63%, 07/15/28 (a)(b)	136,000	128,532
B&G Foods, Inc.
5.25%, 04/01/25 (a)	70,000	69,822
5.25%, 09/15/27 (a)	40,000	37,238
8.00%, 09/15/28 (a)(b)	90,000	93,808
Bausch & Lomb Corp.
8.38%, 10/01/28 (a)(b)	130,000	136,013
Bausch Health Americas, Inc.
9.25%, 04/01/26 (a)(b)	110,000	103,537
8.50%, 01/31/27 (a)(b)	77,000	43,905
Bausch Health Cos., Inc.
5.50%, 11/01/25 (a)(b)	175,000	163,022
9.00%, 12/15/25 (a)(b)	85,000	80,948
5.75%, 08/15/27 (a)(b)	70,000	42,268
4.88%, 06/01/28 (a)(b)	125,000	71,367
11.00%, 09/30/28 (b)	135,000	91,125
5.00%, 02/15/29 (a)(b)	145,000	64,051
7.25%, 05/30/29 (a)(b)	30,000	13,746
14.00%, 10/15/30 (a)(b)	100,000	59,309
5.25%, 02/15/31 (a)(b)	76,000	32,870
BellRing Brands, Inc.
7.00%, 03/15/30 (a)(b)	30,000	30,644
C&S Group Enterprises LLC
5.00%, 12/15/28 (a)(b)	25,000	19,834
Cano Health LLC
6.25%, 10/01/28 (a)(b)(e)(h)	26,000	390
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)(b)	50,000	49,276
3.13%, 02/15/29 (a)(b)	25,000	24,165
3.50%, 04/01/30 (a)(b)	75,000	72,297
CD&R Smokey Buyer, Inc.
6.75%, 07/15/25 (a)(b)	65,000	64,790
Central Garden & Pet Co.
4.13%, 10/15/30 (a)	90,000	80,036
Charles River Laboratories International, Inc.
4.00%, 03/15/31 (a)(b)	73,000	64,439
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/29 (a)(b)	130,000	130,837
CHS/Community Health Systems, Inc.
8.00%, 03/15/26 (a)(b)	264,000	261,617
5.63%, 03/15/27 (a)(b)	245,000	224,446
6.88%, 04/01/28 (a)(b)	100,000	64,680
6.88%, 04/15/29 (a)(b)	85,000	54,341
6.13%, 04/01/30 (a)(b)	91,000	57,029
5.25%, 05/15/30 (a)(b)	152,000	121,426
4.75%, 02/15/31 (a)(b)	60,000	45,713
10.88%, 01/15/32 (a)(b)	165,000	168,226
Coty, Inc.
5.00%, 04/15/26 (a)(b)	50,000	49,047
6.50%, 04/15/26 (a)(b)	50,000	49,992
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (a)(b)	100,000	93,719
6.63%, 07/15/30 (a)(b)	25,000	25,425
Darling Ingredients, Inc.
5.25%, 04/15/27 (a)(b)	70,000	68,735
6.00%, 06/15/30 (a)(b)	95,000	93,679
See financial notes
Schwab High Yield Bond ETF | Semiannual Report19

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DaVita, Inc.
4.63%, 06/01/30 (a)(b)	195,000	171,715
3.75%, 02/15/31 (a)(b)	200,000	164,356
Edgewell Personal Care Co.
5.50%, 06/01/28 (a)(b)	25,000	24,430
4.13%, 04/01/29 (a)(b)	35,000	31,927
Elanco Animal Health, Inc.
6.65%, 08/28/28 (a)(f)	90,000	90,896
Embecta Corp.
5.00%, 02/15/30 (a)(b)	85,000	67,846
Emergent BioSolutions, Inc.
3.88%, 08/15/28 (a)(b)	40,000	16,255
Encompass Health Corp.
4.50%, 02/01/28 (a)	105,000	99,453
4.75%, 02/01/30 (a)	80,000	74,272
4.63%, 04/01/31 (a)	35,000	31,703
Energizer Holdings, Inc.
6.50%, 12/31/27 (a)(b)	55,000	54,578
4.75%, 06/15/28 (a)(b)	50,000	45,769
4.38%, 03/31/29 (a)(b)	75,000	66,528
Fortrea Holdings, Inc.
7.50%, 07/01/30 (a)(b)	52,000	53,235
Global Medical Response, Inc.
6.50%, 10/01/25 (a)(b)	45,000	39,540
Grifols SA
4.75%, 10/15/28 (a)(b)	200,000	166,780
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/28 (a)(b)	35,000	36,794
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.88%, 09/01/25 (a)(b)	60,000	58,265
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 06/01/26 (a)(b)	44,000	1,980
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29 (a)(b)	58,000	41,547
Hologic, Inc.
4.63%, 02/01/28 (a)(b)	50,000	47,957
3.25%, 02/15/29 (a)(b)	60,000	53,556
Ingles Markets, Inc.
4.00%, 06/15/31 (a)(b)	75,000	65,063
IQVIA, Inc.
5.00%, 10/15/26 (a)(b)	200,000	195,719
Jazz Securities DAC
4.38%, 01/15/29 (a)(b)	200,000	184,450
Kedrion SpA
6.50%, 09/01/29 (a)(b)	200,000	180,235
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 02/15/29 (a)(b)	75,000	75,314
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00%, 12/31/26 (a)(b)	40,000	38,483
7.00%, 12/31/27 (a)(b)	55,000	53,120
Lamb Weston Holdings, Inc.
4.13%, 01/31/30 (a)(b)	175,000	158,727
Legacy LifePoint Health LLC
4.38%, 02/15/27 (a)(b)	55,000	51,081
LifePoint Health, Inc.
5.38%, 01/15/29 (a)(b)	125,000	99,815
9.88%, 08/15/30 (a)(b)	50,000	51,937
11.00%, 10/15/30 (a)(b)	75,000	79,429
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)(b)	40,000	34,540
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
14.75%, 11/14/28 (a)(b)	75,000	81,481
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Medline Borrower LP
3.88%, 04/01/29 (a)(b)	455,000	408,362
5.25%, 10/01/29 (a)(b)	200,000	185,186
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/29 (a)(b)	55,000	40,623
ModivCare, Inc.
5.88%, 11/15/25 (a)(b)	20,000	19,544
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)(b)	95,000	82,993
5.75%, 11/01/28 (a)(b)	90,000	71,893
Neogen Food Safety Corp.
8.63%, 07/20/30 (a)(b)	60,000	63,668
Newell Brands, Inc.
5.20%, 04/01/26 (a)	220,000	213,862
6.38%, 09/15/27 (a)	100,000	97,183
6.63%, 09/15/29 (a)	85,000	81,523
6.50%, 04/01/46 (a)(f)	111,000	88,675
Option Care Health, Inc.
4.38%, 10/31/29 (a)(b)	35,000	31,988
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (a)(b)	200,000	183,219
5.13%, 04/30/31 (a)(b)	200,000	171,562
Owens & Minor, Inc.
6.63%, 04/01/30 (a)(b)	115,000	111,237
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)(b)	34,000	27,431
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a)(b)	30,000	27,000
Performance Food Group, Inc.
6.88%, 05/01/25 (a)(b)	10,000	10,039
5.50%, 10/15/27 (a)(b)	80,000	78,437
4.25%, 08/01/29 (a)(b)	120,000	109,023
Perrigo Finance Unlimited Co.
4.65%, 06/15/30 (a)	200,000	179,236
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	72,000	64,413
3.50%, 03/01/32 (a)	125,000	104,544
6.25%, 07/01/33 (a)	105,000	106,255
6.88%, 05/15/34 (a)	40,000	42,175
Post Holdings, Inc.
5.63%, 01/15/28 (a)(b)	150,000	147,390
5.50%, 12/15/29 (a)(b)	65,000	62,244
4.63%, 04/15/30 (a)(b)	135,000	122,935
4.50%, 09/15/31 (a)(b)	140,000	124,739
Prestige Brands, Inc.
3.75%, 04/01/31 (a)(b)	50,000	43,240
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (a)(b)	40,000	39,943
Primo Water Holdings, Inc.
4.38%, 04/30/29 (a)(b)	40,000	36,322
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (a)(b)	96,000	96,071
Safeway, Inc.
7.25%, 02/01/31	35,000	37,168
Scotts Miracle-Gro Co.
4.50%, 10/15/29 (a)	45,000	39,983
4.00%, 04/01/31 (a)	30,000	25,476
4.38%, 02/01/32 (a)	40,000	33,488
Select Medical Corp.
6.25%, 08/15/26 (a)(b)	175,000	174,719
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/29 (a)(b)	45,000	39,479
See financial notes
20Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Spectrum Brands, Inc.
5.50%, 07/15/30 (a)(b)	20,000	19,588
3.88%, 03/15/31 (a)(b)	60,000	57,038
Star Parent, Inc.
9.00%, 10/01/30 (a)(b)	65,000	68,680
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (a)(b)	25,000	25,232
SWF Escrow Issuer Corp.
6.50%, 10/01/29 (a)(b)	45,000	31,706
Teleflex, Inc.
4.63%, 11/15/27 (a)	15,000	14,339
4.25%, 06/01/28 (a)(b)	135,000	126,178
Tempur Sealy International, Inc.
3.88%, 10/15/31 (a)(b)	90,000	74,951
Tenet Healthcare Corp.
4.88%, 01/01/26 (a)	215,000	214,912
6.25%, 02/01/27 (a)	255,000	254,606
5.13%, 11/01/27 (a)	135,000	132,313
4.63%, 06/15/28 (a)	53,000	50,499
6.13%, 10/01/28 (a)	165,000	163,270
4.25%, 06/01/29 (a)	80,000	73,647
4.38%, 01/15/30 (a)	175,000	160,448
6.13%, 06/15/30 (a)	125,000	123,951
6.75%, 05/15/31 (a)(b)	50,000	50,500
6.88%, 11/15/31	45,000	46,097
Thor Industries, Inc.
4.00%, 10/15/29 (a)(b)	40,000	35,450
Toledo Hospital
4.98%, 11/15/45 (a)	35,000	24,226
6.02%, 11/15/48	50,000	40,563
TreeHouse Foods, Inc.
4.00%, 09/01/28 (a)	25,000	22,089
Triton Water Holdings, Inc.
6.25%, 04/01/29 (a)(b)	50,000	43,695
U.S. Acute Care Solutions LLC
6.38%, 03/01/26 (a)(b)	80,000	72,508
U.S. Foods, Inc.
6.88%, 09/15/28 (a)(b)	25,000	25,469
4.75%, 02/15/29 (a)(b)	100,000	93,973
4.63%, 06/01/30 (a)(b)	45,000	41,275
7.25%, 01/15/32 (a)(b)	50,000	51,682
United Natural Foods, Inc.
6.75%, 10/15/28 (a)(b)	35,000	29,186
Vector Group Ltd.
5.75%, 02/01/29 (a)(b)	80,000	73,374
Vista Outdoor, Inc.
4.50%, 03/15/29 (a)(b)	65,000	64,248
Winnebago Industries, Inc.
6.25%, 07/15/28 (a)(b)	65,000	64,185
		13,214,575
Energy 12.0%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/26 (a)(b)	75,000	75,379
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (a)	25,000	24,564
5.75%, 05/20/27 (a)	125,000	118,293
9.38%, 06/01/28 (a)(b)	45,000	45,711
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (a)(b)	10,000	9,792
5.75%, 01/15/28 (a)(b)	70,000	68,686
5.38%, 06/15/29 (a)(b)	215,000	204,702
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Antero Resources Corp.
7.63%, 02/01/29 (a)(b)	25,000	25,770
5.38%, 03/01/30 (a)(b)	50,000	47,698
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/27 (a)(b)	50,000	49,795
6.25%, 04/01/28 (a)(b)	39,000	38,059
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (a)(b)	125,000	125,013
8.25%, 12/31/28 (a)(b)	70,000	71,133
Baytex Energy Corp.
8.75%, 04/01/27 (a)(b)	50,000	51,908
8.50%, 04/30/30 (a)(b)	95,000	98,859
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.63%, 12/15/25 (a)(b)	95,000	95,907
Borr IHC Ltd./Borr Finance LLC
10.38%, 11/15/30 (a)(b)	200,000	207,755
Bristow Group, Inc.
6.88%, 03/01/28 (a)(b)	45,000	44,104
Buckeye Partners LP
4.13%, 03/01/25 (a)(b)	15,000	14,681
3.95%, 12/01/26 (a)	75,000	70,995
4.50%, 03/01/28 (a)(b)	15,000	13,959
5.85%, 11/15/43 (a)	82,000	67,618
California Resources Corp.
7.13%, 02/01/26 (a)(b)	65,000	65,398
Callon Petroleum Co.
8.00%, 08/01/28 (a)(b)	100,000	104,516
7.50%, 06/15/30 (a)(b)	25,000	26,357
Calumet Specialty Products Partners LP/Calumet Finance Corp.
11.00%, 04/15/25 (a)(b)	25,000	25,209
8.13%, 01/15/27 (a)(b)	30,000	29,725
9.75%, 07/15/28 (a)(b)	25,000	24,794
Cheniere Energy Partners LP
5.95%, 06/30/33 (a)	50,000	50,391
Chesapeake Energy Corp.
5.88%, 02/01/29 (a)(b)	25,000	24,751
6.75%, 04/15/29 (a)(b)	135,000	135,641
Chord Energy Corp.
6.38%, 06/01/26 (a)(b)	25,000	25,051
CITGO Petroleum Corp.
6.38%, 06/15/26 (a)(b)	145,000	146,026
8.38%, 01/15/29 (a)(b)	180,000	189,184
Civitas Resources, Inc.
5.00%, 10/15/26 (a)(b)	50,000	48,490
8.38%, 07/01/28 (a)(b)	149,000	156,103
8.63%, 11/01/30 (a)(b)	75,000	80,317
8.75%, 07/01/31 (a)(b)	103,000	109,666
CNX Midstream Partners LP
4.75%, 04/15/30 (a)(b)	35,000	30,663
CNX Resources Corp.
6.00%, 01/15/29 (a)(b)	50,000	48,101
7.38%, 01/15/31 (a)(b)	100,000	100,914
Comstock Resources, Inc.
6.75%, 03/01/29 (a)(b)	110,000	101,614
5.88%, 01/15/30 (a)(b)	65,000	56,916
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (a)(b)	250,000	233,148
Crescent Energy Finance LLC
7.25%, 05/01/26 (a)(b)	40,000	39,888
9.25%, 02/15/28 (a)(b)	137,000	143,503
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)(b)	113,000	112,545
See financial notes
Schwab High Yield Bond ETF | Semiannual Report21

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CSI Compressco LP/CSI Compressco Finance, Inc.
7.50%, 04/01/25 (a)(b)	50,000	50,088
CVR Energy, Inc.
5.75%, 02/15/28 (a)(b)	50,000	46,452
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28 (a)(b)	50,000	47,919
Diamond Foreign Asset Co./Diamond Finance LLC
8.50%, 10/01/30 (a)(b)	40,000	40,990
DT Midstream, Inc.
4.13%, 06/15/29 (a)(b)	110,000	100,616
4.38%, 06/15/31 (a)(b)	5,000	4,505
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28 (a)(b)	94,000	93,944
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 01/30/28 (a)(b)	60,000	60,532
Enerflex Ltd.
9.00%, 10/15/27 (a)(b)	55,000	55,424
Energy Transfer LP
8.00%, 05/15/54 (a)(c)	85,000	88,388
EnLink Midstream LLC
5.38%, 06/01/29 (a)	15,000	14,552
6.50%, 09/01/30 (a)(b)	120,000	123,107
EnLink Midstream Partners LP
4.15%, 06/01/25 (a)	25,000	24,393
5.60%, 04/01/44 (a)	20,000	18,141
5.05%, 04/01/45 (a)	40,000	34,051
5.45%, 06/01/47 (a)	95,000	83,676
EQM Midstream Partners LP
4.13%, 12/01/26 (a)	25,000	23,987
7.50%, 06/01/27 (a)(b)	140,000	143,338
6.50%, 07/01/27 (a)(b)	90,000	90,971
5.50%, 07/15/28 (a)	75,000	73,627
4.50%, 01/15/29 (a)(b)	45,000	42,221
7.50%, 06/01/30 (a)(b)	35,000	37,237
4.75%, 01/15/31 (a)(b)	115,000	107,044
6.50%, 07/15/48 (a)	45,000	45,712
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29 (a)(b)	140,000	133,043
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/27 (a)(b)	50,000	51,857
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (a)	100,000	99,164
8.00%, 01/15/27 (a)	85,000	85,670
7.75%, 02/01/28 (a)	30,000	30,027
8.25%, 01/15/29 (a)	125,000	127,185
Global Marine, Inc.
7.00%, 06/01/28	30,000	26,320
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (a)	30,000	29,594
8.25%, 01/15/32 (a)(b)	60,000	61,580
Greenfire Resources Ltd.
12.00%, 10/01/28 (a)(b)	50,000	52,476
Gulfport Energy Corp.
8.00%, 05/17/26 (a)(b)	90,000	91,659
Harbour Energy PLC
5.50%, 10/15/26 (a)(b)	200,000	195,165
Harvest Midstream I LP
7.50%, 09/01/28 (a)(b)	135,000	136,217
Helix Energy Solutions Group, Inc.
9.75%, 03/01/29 (a)(b)	30,000	31,731
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hess Midstream Operations LP
5.63%, 02/15/26 (a)(b)	60,000	59,207
4.25%, 02/15/30 (a)(b)	85,000	77,477
5.50%, 10/15/30 (a)(b)	30,000	28,858
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/31 (a)(b)	160,000	154,892
6.25%, 04/15/32 (a)(b)	35,000	33,890
8.38%, 11/01/33 (a)(b)	75,000	80,621
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (a)(b)	25,000	24,927
8.88%, 07/15/28 (a)(b)	35,000	36,916
ITT Holdings LLC
6.50%, 08/01/29 (a)(b)	95,000	84,414
Kinetik Holdings LP
6.63%, 12/15/28 (a)(b)	125,000	126,629
5.88%, 06/15/30 (a)(b)	95,000	92,638
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 08/01/26 (a)(b)	35,000	34,353
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 02/15/28 (a)(b)	25,000	26,277
Matador Resources Co.
5.88%, 09/15/26 (a)	65,000	64,410
MEG Energy Corp.
5.88%, 02/01/29 (a)(b)	115,000	112,216
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (a)(b)	50,000	49,749
10.50%, 05/15/27 (a)(b)	50,000	51,276
Murphy Oil Corp.
5.88%, 12/01/27 (a)	40,000	39,753
6.38%, 07/15/28 (a)	100,000	100,219
5.88%, 12/01/42 (a)(f)	30,000	26,446
Nabors Industries Ltd.
7.25%, 01/15/26 (a)(b)	50,000	49,289
Nabors Industries, Inc.
7.38%, 05/15/27 (a)(b)	75,000	74,795
9.13%, 01/31/30 (a)(b)	80,000	82,061
New Fortress Energy, Inc.
6.75%, 09/15/25 (a)(b)	155,000	154,343
6.50%, 09/30/26 (a)(b)	175,000	169,157
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (a)(b)	75,000	75,771
8.38%, 02/15/32 (a)(b)	75,000	76,244
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 04/15/26 (a)	20,000	20,032
Nine Energy Service, Inc.
13.00%, 02/01/28 (a)	30,000	25,030
Noble Finance II LLC
8.00%, 04/15/30 (a)(b)	25,000	25,722
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (a)(b)	100,000	101,347
Northriver Midstream Finance LP
5.63%, 02/15/26 (a)(b)	25,000	24,531
NuStar Logistics LP
5.75%, 10/01/25 (a)	80,000	79,339
6.00%, 06/01/26 (a)	35,000	34,629
5.63%, 04/28/27 (a)	85,000	84,203
6.38%, 10/01/30 (a)	50,000	50,188
Oceaneering International, Inc.
6.00%, 02/01/28 (a)	25,000	24,605
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (a)	58,000	56,458
7.88%, 09/15/30 (a)(b)	40,000	41,019
See financial notes
22Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PDC Energy, Inc.
5.75%, 05/15/26 (a)	50,000	49,961
Permian Resources Operating LLC
6.88%, 04/01/27 (a)(b)	80,000	79,849
8.00%, 04/15/27 (a)(b)	90,000	92,896
5.88%, 07/01/29 (a)(b)	50,000	48,903
7.00%, 01/15/32 (a)(b)	135,000	138,699
Petrofac Ltd.
9.75%, 11/15/26 (a)(b)	50,000	24,565
Prairie Acquiror LP
9.00%, 08/01/29 (a)(b)(g)	100,000	100,823
Precision Drilling Corp.
6.88%, 01/15/29 (a)(b)	40,000	39,545
Range Resources Corp.
8.25%, 01/15/29 (a)	100,000	104,406
4.75%, 02/15/30 (a)(b)	50,000	46,500
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)(b)	75,000	69,163
Rockies Express Pipeline LLC
3.60%, 05/15/25 (a)(b)	34,000	32,993
4.95%, 07/15/29 (a)(b)	70,000	65,525
4.80%, 05/15/30 (a)(b)	35,000	32,451
6.88%, 04/15/40 (b)	50,000	49,276
Seadrill Finance Ltd.
8.38%, 08/01/30 (a)(b)	200,000	205,678
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/28 (a)(b)	50,000	51,153
SM Energy Co.
6.63%, 01/15/27 (a)	25,000	24,920
6.50%, 07/15/28 (a)	105,000	105,216
Solaris Midstream Holdings LLC
7.63%, 04/01/26 (a)(b)	55,000	55,017
Southwestern Energy Co.
5.38%, 03/15/30 (a)	25,000	23,919
4.75%, 02/01/32 (a)	220,000	199,994
Strathcona Resources Ltd.
6.88%, 08/01/26 (a)(b)	70,000	69,625
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (a)(b)	70,000	62,950
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.00%, 10/15/26 (a)(b)(f)	75,000	74,277
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (a)	30,000	29,705
4.50%, 05/15/29 (a)	155,000	143,323
4.50%, 04/30/30 (a)	65,000	59,203
Superior Plus LP/Superior General Partner, Inc.
4.50%, 03/15/29 (a)(b)	65,000	58,898
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (a)(b)	30,000	29,635
5.50%, 01/15/28 (a)(b)	80,000	76,093
7.38%, 02/15/29 (a)(b)	100,000	99,853
6.00%, 12/31/30 (a)(b)	75,000	69,817
6.00%, 09/01/31 (a)(b)	70,000	64,179
Talos Production, Inc.
9.00%, 02/01/29 (a)(b)	25,000	25,571
9.38%, 02/01/31 (a)(b)	75,000	77,547
Teine Energy Ltd.
6.88%, 04/15/29 (a)(b)	50,000	47,500
Transocean Poseidon Ltd.
6.88%, 02/01/27 (a)(b)	50,625	50,485
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)(b)	45,000	46,218
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transocean, Inc.
7.50%, 01/15/26 (a)(b)	100,000	98,939
11.50%, 01/30/27 (a)(b)	50,000	52,038
8.00%, 02/01/27 (a)(b)	22,000	21,494
8.75%, 02/15/30 (a)(b)	81,000	83,233
7.50%, 04/15/31	55,000	46,974
6.80%, 03/15/38	75,000	58,890
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (a)	55,000	54,964
6.88%, 09/01/27 (a)	60,000	59,746
Valaris Ltd.
8.38%, 04/30/30 (a)(b)	90,000	92,361
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (a)(b)	150,000	134,777
6.25%, 01/15/30 (a)(b)	115,000	114,903
4.13%, 08/15/31 (a)(b)	65,000	57,098
3.88%, 11/01/33 (a)(b)	140,000	117,531
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)(b)	195,000	198,259
9.50%, 02/01/29 (a)(b)	275,000	293,381
8.38%, 06/01/31 (a)(b)	230,000	232,812
9.88%, 02/01/32 (a)(b)	165,000	173,828
Vermilion Energy, Inc.
6.88%, 05/01/30 (a)(b)	75,000	72,357
Viper Energy, Inc.
7.38%, 11/01/31 (a)(b)	100,000	103,055
Vital Energy, Inc.
7.75%, 07/31/29 (a)(b)	65,000	64,706
9.75%, 10/15/30 (a)	50,000	53,600
W&T Offshore, Inc.
11.75%, 02/01/26 (a)(b)	25,000	25,742
Weatherford International Ltd.
8.63%, 04/30/30 (a)(b)	155,000	160,821
		13,933,666
Industrial Other 1.5%
Adtalem Global Education, Inc.
5.50%, 03/01/28 (a)(b)	70,000	66,705
AECOM
5.13%, 03/15/27 (a)	115,000	112,777
Albion Financing 2 SARL
8.75%, 04/15/27 (a)(b)	200,000	200,983
APi Group DE, Inc.
4.13%, 07/15/29 (a)(b)	65,000	58,552
Aptim Corp.
7.75%, 06/15/25 (a)(b)	25,000	24,020
Artera Services LLC
8.50%, 02/15/31 (a)(b)	50,000	51,112
Brand Industrial Services, Inc.
10.38%, 08/01/30 (a)(b)	150,000	159,701
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/26 (a)(b)	75,000	74,075
Dycom Industries, Inc.
4.50%, 04/15/29 (a)(b)	100,000	92,135
Fluor Corp.
4.25%, 09/15/28 (a)	90,000	85,169
Global Infrastructure Solutions, Inc.
7.50%, 04/15/32 (a)(b)	52,000	49,981
Grand Canyon University
4.13%, 10/01/24	105,000	102,018
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29 (a)(b)	60,000	52,483
See financial notes
Schwab High Yield Bond ETF | Semiannual Report23

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hillenbrand, Inc.
5.00%, 09/15/26 (a)	50,000	48,965
3.75%, 03/01/31 (a)	10,000	8,536
Installed Building Products, Inc.
5.75%, 02/01/28 (a)(b)	40,000	39,352
KBR, Inc.
4.75%, 09/30/28 (a)(b)	25,000	23,052
Pike Corp.
5.50%, 09/01/28 (a)(b)	50,000	47,486
8.63%, 01/31/31 (a)(b)	50,000	52,865
Steelcase, Inc.
5.13%, 01/18/29 (a)	35,000	32,991
TopBuild Corp.
4.13%, 02/15/32 (a)(b)	90,000	78,928
Vericast Corp.
11.00%, 09/15/26 (a)(b)	180,000	189,490
12.50%, 12/15/27 (a)(b)	25,000	28,375
Williams Scotsman, Inc.
4.63%, 08/15/28 (a)(b)	100,000	94,005
		1,773,756
Technology 7.3%
ACI Worldwide, Inc.
5.75%, 08/15/26 (a)(b)	40,000	39,304
Alteryx, Inc.
8.75%, 03/15/28 (a)(b)	50,000	50,745
Amkor Technology, Inc.
6.63%, 09/15/27 (a)(b)	85,000	85,526
ams-OSRAM AG
12.25%, 03/30/29 (a)(b)	150,000	152,344
AthenaHealth Group, Inc.
6.50%, 02/15/30 (a)(b)	250,000	224,065
Block, Inc.
2.75%, 06/01/26 (a)	75,000	70,045
3.50%, 06/01/31 (a)	90,000	76,861
Boxer Parent Co., Inc.
7.13%, 10/02/25 (a)(b)	60,000	60,101
Camelot Finance SA
4.50%, 11/01/26 (a)(b)	40,000	38,251
Capstone Borrower, Inc.
8.00%, 06/15/30 (a)(b)	35,000	36,208
Castle U.S. Holding Corp.
9.50%, 02/15/28 (a)(b)	23,000	11,497
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/29 (a)(b)	55,000	56,422
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/29 (a)(b)	85,000	85,660
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (a)(b)	50,000	45,694
4.88%, 07/01/29 (a)(b)	83,000	75,374
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)(b)	335,000	312,181
9.00%, 09/30/29 (a)(b)	385,000	359,782
Coherent Corp.
5.00%, 12/15/29 (a)(b)	92,000	85,877
CommScope Technologies LLC
6.00%, 06/15/25 (a)(b)	190,000	155,036
5.00%, 03/15/27 (a)(b)	25,000	8,974
CommScope, Inc.
6.00%, 03/01/26 (a)(b)	120,000	108,143
8.25%, 03/01/27 (a)(b)	25,000	10,973
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.13%, 07/01/28 (a)(b)	25,000	10,026
4.75%, 09/01/29 (a)(b)	170,000	116,624
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/29 (a)(b)	45,000	41,338
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)(b)	60,000	53,433
CoreLogic, Inc.
4.50%, 05/01/28 (a)(b)	65,000	57,635
Crane NXT Co.
4.20%, 03/15/48 (a)	50,000	36,216
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	50,000	44,167
Dun & Bradstreet Corp.
5.00%, 12/15/29 (a)(b)	90,000	82,885
Elastic NV
4.13%, 07/15/29 (a)(b)	100,000	89,904
Entegris, Inc.
4.38%, 04/15/28 (a)(b)	90,000	84,185
4.75%, 04/15/29 (a)(b)	125,000	117,988
3.63%, 05/01/29 (a)(b)	40,000	35,437
5.95%, 06/15/30 (a)(b)	70,000	68,690
Everi Holdings, Inc.
5.00%, 07/15/29 (a)(b)	35,000	34,726
Fair Isaac Corp.
4.00%, 06/15/28 (a)(b)	115,000	106,942
Gen Digital, Inc.
5.00%, 04/15/25 (a)(b)	118,000	116,933
6.75%, 09/30/27 (a)(b)	130,000	130,786
GoTo Group, Inc.
5.50%, 05/01/28 (a)(b)	61,600	43,605
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (a)(b)	200,000	208,764
HealthEquity, Inc.
4.50%, 10/01/29 (a)(b)	65,000	59,824
Imola Merger Corp.
4.75%, 05/15/29 (a)(b)	205,000	190,147
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (a)(b)	145,000	129,796
Iron Mountain, Inc.
4.88%, 09/15/27 (a)(b)	110,000	105,619
7.00%, 02/15/29 (a)(b)	140,000	142,249
5.25%, 07/15/30 (a)(b)	190,000	177,971
5.63%, 07/15/32 (a)(b)	115,000	107,012
Likewize Corp.
9.75%, 10/15/25 (a)(b)	75,000	76,373
McAfee Corp.
7.38%, 02/15/30 (a)(b)	155,000	136,981
Mobius Merger Sub, Inc.
9.00%, 06/01/30 (a)(b)	50,000	49,039
NCR Atleos Corp.
9.50%, 04/01/29 (a)(b)	115,000	121,756
NCR Voyix Corp.
5.13%, 04/15/29 (a)(b)	155,000	143,908
5.25%, 10/01/30 (a)(b)	80,000	72,358
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 (a)(b)	235,000	221,387
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (a)(b)	65,000	70,656
6.00%, 02/15/29 (a)(b)	25,000	19,599
ON Semiconductor Corp.
3.88%, 09/01/28 (a)(b)	50,000	45,769
See financial notes
24Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Open Text Corp.
3.88%, 02/15/28 (a)(b)	80,000	73,592
3.88%, 12/01/29 (a)(b)	60,000	53,085
Open Text Holdings, Inc.
4.13%, 02/15/30 (a)(b)	185,000	163,534
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 06/15/29 (a)(b)	45,000	40,341
Pitney Bowes, Inc.
6.88%, 03/15/27 (a)(b)	85,000	76,378
Presidio Holdings, Inc.
4.88%, 02/01/27 (a)(b)	100,000	96,197
8.25%, 02/01/28 (a)(b)	50,000	49,342
PTC, Inc.
4.00%, 02/15/28 (a)(b)	55,000	51,369
Rackspace Technology Global, Inc.
3.50%, 02/15/28 (a)(b)	44,000	17,768
5.38%, 12/01/28 (a)(b)	25,000	7,309
RingCentral, Inc.
8.50%, 08/15/30 (a)(b)	35,000	36,214
Rocket Software, Inc.
6.50%, 02/15/29 (a)(b)	50,000	42,375
Sabre GLBL, Inc.
8.63%, 06/01/27 (a)(b)	77,000	67,872
11.25%, 12/15/27 (a)(b)	45,000	42,328
Science Applications International Corp.
4.88%, 04/01/28 (a)(b)	50,000	47,395
Seagate HDD Cayman
8.25%, 12/15/29 (a)(b)	100,000	107,235
4.13%, 01/15/31 (a)	115,000	101,116
9.63%, 12/01/32 (a)(b)	115,000	130,065
Sensata Technologies BV
5.00%, 10/01/25 (b)	70,000	69,409
4.00%, 04/15/29 (a)(b)	120,000	108,944
Sensata Technologies, Inc.
3.75%, 02/15/31 (a)(b)	135,000	115,568
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/26 (a)(b)	100,000	96,046
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)(b)	195,000	190,075
Synaptics, Inc.
4.00%, 06/15/29 (a)(b)	35,000	31,387
TTM Technologies, Inc.
4.00%, 03/01/29 (a)(b)	35,000	31,199
Twilio, Inc.
3.88%, 03/15/31 (a)	105,000	91,455
UKG, Inc.
6.88%, 02/01/31 (a)(b)	200,000	202,223
Unisys Corp.
6.88%, 11/01/27 (a)(b)	42,000	37,787
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (a)(b)	140,000	128,551
Verscend Escrow Corp.
9.75%, 08/15/26 (a)(b)	100,000	100,255
Viavi Solutions, Inc.
3.75%, 10/01/29 (a)(b)	30,000	26,119
West Technology Group LLC
8.50%, 04/10/27 (a)(b)	40,000	34,750
Western Digital Corp.
4.75%, 02/15/26 (a)	225,000	220,114
Xerox Corp.
4.80%, 03/01/35	25,000	18,995
6.75%, 12/15/39	55,000	47,095
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xerox Holdings Corp.
5.00%, 08/15/25 (a)(b)	100,000	98,445
Ziff Davis, Inc.
4.63%, 10/15/30 (a)(b)	50,000	44,883
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/29 (a)(b)	60,000	53,806
		8,450,412
Transportation 2.3%
Air Canada
3.88%, 08/15/26 (a)(b)	70,000	66,376
Allegiant Travel Co.
7.25%, 08/15/27 (a)(b)	85,000	82,845
American Airlines Group, Inc.
3.75%, 03/01/25 (b)	70,000	68,448
American Airlines, Inc.
7.25%, 02/15/28 (a)(b)	65,000	65,600
8.50%, 05/15/29 (a)(b)	200,000	210,377
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26 (b)	228,750	226,893
5.75%, 04/20/29 (b)	225,000	220,248
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27 (a)(b)	25,000	23,846
4.75%, 04/01/28 (a)(b)	85,000	77,103
5.38%, 03/01/29 (a)(b)	25,000	22,789
8.00%, 02/15/31 (a)(b)	45,000	43,496
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)(b)	100,000	88,567
Delta Air Lines, Inc.
7.38%, 01/15/26 (a)	40,000	41,293
3.75%, 10/28/29 (a)	100,000	91,008
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/29 (a)(b)	60,000	52,283
GN Bondco LLC
9.50%, 10/15/31 (a)(b)	64,000	63,467
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.75%, 01/20/26 (a)(b)	115,000	108,674
Hertz Corp.
4.63%, 12/01/26 (a)(b)	25,000	22,156
5.00%, 12/01/29 (a)(b)	125,000	95,902
Rand Parent LLC
8.50%, 02/15/30 (a)(b)	100,000	97,257
RXO, Inc.
7.50%, 11/15/27 (a)(b)	50,000	51,678
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (a)(b)	100,000	72,413
Stena International SA
7.25%, 01/15/31 (a)(b)	200,000	199,038
United Airlines, Inc.
4.38%, 04/15/26 (a)(b)	140,000	134,896
4.63%, 04/15/29 (a)(b)	200,000	184,677
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/27 (a)(b)	62,000	52,577
9.50%, 06/01/28 (a)(b)	90,000	75,958
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/27 (a)(b)	25,000	24,328
XPO CNW, Inc.
6.70%, 05/01/34	25,000	25,897
See financial notes
Schwab High Yield Bond ETF | Semiannual Report25

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
XPO, Inc.
7.13%, 06/01/31 (a)(b)	35,000	35,784
7.13%, 02/01/32 (a)(b)	100,000	101,749
		2,727,623
		97,646,645

Utility 3.3%
Electric 3.3%
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (a)(c)	80,000	69,309
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28 (a)(b)	200,000	182,914
Calpine Corp.
4.50%, 02/15/28 (a)(b)	155,000	146,153
5.13%, 03/15/28 (a)(b)	185,000	176,105
4.63%, 02/01/29 (a)(b)	65,000	59,889
5.00%, 02/01/31 (a)(b)	83,000	74,290
3.75%, 03/01/31 (a)(b)	75,000	64,366
Clearway Energy Operating LLC
3.75%, 02/15/31 (a)(b)	180,000	151,984
DPL, Inc.
4.13%, 07/01/25 (a)	56,000	54,515
Edison International
8.13%, 06/15/53 (a)(c)	45,000	46,296
Electricite de France SA
9.13%, 03/15/33 (b)(i)	200,000	222,412
Emera, Inc.
6.75%, 06/15/76 (a)(c)	115,000	113,119
FirstEnergy Corp.
4.15%, 07/15/27 (a)(f)	155,000	147,376
2.65%, 03/01/30 (a)	130,000	111,264
7.38%, 11/15/31	45,000	52,279
5.10%, 07/15/47 (a)	105,000	90,578
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (a)(b)	55,000	47,425
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (a)(b)	80,000	74,792
4.50%, 09/15/27 (a)(b)	85,000	79,396
7.25%, 01/15/29 (a)(b)	60,000	61,040
NOVA Chemicals Corp.
5.00%, 05/01/25 (a)(b)	87,000	85,066
5.25%, 06/01/27 (a)(b)	82,000	76,077
4.25%, 05/15/29 (a)(b)	125,000	103,552
9.00%, 02/15/30 (a)(b)	25,000	25,111
NRG Energy, Inc.
5.25%, 06/15/29 (a)(b)	40,000	37,949
3.88%, 02/15/32 (a)(b)	210,000	175,690
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/28 (a)(b)	70,000	64,286
PG&E Corp.
5.25%, 07/01/30 (a)	110,000	103,520
Sunnova Energy Corp.
5.88%, 09/01/26 (a)(b)	65,000	52,905
11.75%, 10/01/28 (a)(b)	35,000	29,489
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Talen Energy Supply LLC
8.63%, 06/01/30 (a)(b)	125,000	131,993
Terraform Global Operating LP
6.13%, 03/01/26 (a)(b)	45,000	44,380
TerraForm Power Operating LLC
5.00%, 01/31/28 (a)(b)	50,000	47,302
4.75%, 01/15/30 (a)(b)	105,000	95,064
Topaz Solar Farms LLC
5.75%, 09/30/39 (b)	47,994	47,841
TransAlta Corp.
6.50%, 03/15/40	50,000	49,611
Vistra Operations Co. LLC
5.63%, 02/15/27 (a)(b)	200,000	195,106
5.00%, 07/31/27 (a)(b)	190,000	182,330
4.38%, 05/01/29 (a)(b)	125,000	114,157
7.75%, 10/15/31 (a)(b)	110,000	113,878
		3,800,809
Total Corporates (Cost $112,656,904)		114,042,951

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (j)	1,429,594	1,429,594
Total Short-Term Investments (Cost $1,429,594)		1,429,594
Total Investments in Securities (Cost $114,086,498)		115,472,545

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $93,370,977 or 80.0% of net assets.

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)	Subsequent to the end of the reporting period, the issuer filed for bankruptcy.
(e)	The security is in default and not making full payments of interest when due.
(f)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	During the reporting period, the issuer filed for bankruptcy.
(i)	Perpetual security has no stated maturity date. Maturity date represents next call date.
(j)	The rate shown is the annualized 7-day yield.
See financial notes
26Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Portfolio Holdings  as of February 29, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$114,042,951	$—	$114,042,951
Short-Term Investments[1]	1,429,594	—	—	1,429,594
Total	$1,429,594	$114,042,951	$—	$115,472,545

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab High Yield Bond ETF | Semiannual Report27

Schwab High Yield Bond ETF
Statement of Assets and Liabilities

As of February 29, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $114,086,498)		$115,472,545
Cash		146,454
Receivables:
Interest		1,905,487
Investments sold		1,064,938
Dividends	+	4,053
Total assets		118,593,477

Liabilities
Payables:
Investments bought		1,725,440
Investments bought - delayed-delivery		200,330
Management fees	+	2,610
Total liabilities		1,928,380
Net assets		$116,665,097

Net Assets by Source
Capital received from investors		$114,355,173
Total distributable earnings	+	2,309,924
Net assets		$116,665,097

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$116,665,097		2,250,000		$51.85

See financial notes
28Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Statement of Operations

For the period September 1, 2023 through February 29, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated		$2,981,936
Dividends received from securities - unaffiliated	+	17,194
Total investment income		2,999,130

Expenses
Management fees		13,232
Total expenses	–	13,232
Net investment income		2,985,898

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		93,111
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	1,203,561
Net realized and unrealized gains		1,296,672
Increase in net assets resulting from operations		$4,282,570
See financial notes
Schwab High Yield Bond ETF | Semiannual Report29

Schwab High Yield Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/23-2/29/24		7/11/23*-8/31/23
Net investment income		$2,985,898	$463,067
Net realized gains (losses)		93,111	(16,014)
Net change in unrealized appreciation (depreciation)	+	1,203,561	182,486
Increase in net assets resulting from operations		$4,282,570	$629,539

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,602,185 )	$—

TRANSACTIONS IN FUND SHARES
	9/1/23-2/29/24			7/11/23*-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,350,000	$69,066,959	900,000	$45,288,214
Net transactions in fund shares		1,350,000	$69,066,959	900,000	$45,288,214

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-2/29/24			7/11/23*-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		900,000	$45,917,753	—	$—
Total increase	+	1,350,000	70,747,344	900,000	45,917,753
End of period		2,250,000	$116,665,097	900,000	$45,917,753

*	Commencement of operations.
See financial notes
30Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab High Yield Bond ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab High Yield Bond ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index®ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab Municipal Bond ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. REIT ETF	Schwab Crypto Thematic ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services —Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
Schwab High Yield Bond ETF | Semiannual Report31

Schwab High Yield Bond ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
32Schwab High Yield Bond ETF  | Semiannual Report

Schwab High Yield Bond ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of February 29, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, the fund operates as a limited derivatives user, with respect to purchase commitments held within the fund, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the fund’s exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.  To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
Schwab High Yield Bond ETF  | Semiannual Report33

Schwab High Yield Bond ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
34Schwab High Yield Bond ETF  | Semiannual Report

Schwab High Yield Bond ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Non-U.S. Issuer Risk. The fund may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Privately Issued Securities Risk. Privately issued securities, including those purchased pursuant to Rule 144A under the Securities Act of 1933, as amended (the 1933 Act), are generally not traded on established markets. Privately issued securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the fund to sell these bonds. Delay or difficulty in selling such securities may result in a loss to the fund.
Portfolio Turnover Risk. The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index or in response to market conditions. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives used by the fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Schwab High Yield Bond ETF  | Semiannual Report35

Schwab High Yield Bond ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.03% of the fund’s average daily net assets. Prior to September 25, 2023 the management fee for the fund was 0.10%.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares. The transfer agent is also responsible for the order-taking function for the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
36Schwab High Yield Bond ETF  | Semiannual Report

Schwab High Yield Bond ETF
Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Fund Complex, in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 29, 2024, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
$8,197,954	$7,511,185

9. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended February 29, 2024, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$67,485,203	$—
For the period ended February 29, 2024, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 29, 2024, are disclosed in the fund’s Statement of Operations, if any.

10. Federal Income Taxes:
As of February 29, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$114,086,498	$2,135,181	($749,134 )	$1,386,047

Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2023, the fund had capital loss carryforwards of $16,014.
Schwab High Yield Bond ETF  | Semiannual Report37

Schwab High Yield Bond ETF
Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end;
accordingly, tax basis balances have not been determined as of February 29, 2024. There were no distributions paid during the period ended August 31, 2023.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the period ended August 31, 2023, the fund did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
38Schwab High Yield Bond ETF  | Semiannual Report

Schwab High Yield Bond ETF
Liquidity Risk Management Program  (unaudited)

The fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated the fund’s investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The fund’s Board reviewed a report at its meeting held on September 19, 2023 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2022, through May 31, 2023, which included individual fund liquidity metrics. The report summarized the operation of the program and the information and factors considered by the investment adviser in assessing whether the program has been adequately and effectively implemented with respect to a fund. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing a fund’s liquidity risk. The fund commenced operations on July 11, 2023.
Schwab High Yield Bond ETF | Semiannual Report39

Schwab High Yield Bond ETF
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
40Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Schwab High Yield Bond ETF | Semiannual Report41

Schwab High Yield Bond ETF
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
42Schwab High Yield Bond ETF | Semiannual Report

Schwab High Yield Bond ETF
Glossary

ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
bid The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
ICE BofA US Cash Pay High Yield Constrained Index An index that contains all securities in the ICE BofA US Cash Pay High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a prorate basis.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity The ability to convert a security or asset quickly into cash.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
Schwab High Yield Bond ETF | Semiannual Report43

Schwab High Yield Bond ETF
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market The market that deals with the issuance of new securities.
replication If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
sampling If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
weighted average For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
44Schwab High Yield Bond ETF | Semiannual Report

Notes

Notes

Schwab High Yield Bond ETF
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Schwab High Yield Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2024 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab High Yield Bond ETF
Active semi-transparent (also referred to as non-transparent) ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

This page is intentionally left blank.

MFR123731-00
00297774

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are included as part of the report to shareholders filed under Item 1 of this Form.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 1 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Not applicable.

	(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. Equity ETFs, Schwab International Equity ETFs and Schwab High Yield Bond ETF

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	April 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	April 16, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer

Date:	April 16, 2024